UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Morgan Stanley

Pathway Funds

Semi-Annual Report

»	February 28, 2021

•	Large Cap Equity Fund

•	Small-Mid Cap Equity Fund

•	International Equity Fund

•	Emerging Markets Equity Fund

•	Core Fixed Income Fund

•	High Yield Fund

•	International Fixed Income Fund

•	Municipal Bond Fund

•	Inflation-Linked Fixed Income Fund

•	Ultra-Short Term Fixed Income Fund

•	Alternative Strategies Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Morgan Stanley Pathway Funds

DEAR SHAREHOLDER,

The Large Cap Equity Fund gained 12.39% during the six-month period ending February 28, 2021. This compares to the Russell 1000® Index i which gained 11.78% and the Lipper Large-Cap Core Funds Average xii investment category which gained 10.23% during the same period. Both sector positioning and stock selection added value relative to the benchmark. Top contributors included Information Technology and Industrials while the top detractors included Financials and Consumer Discretionary.

The Small-Mid Cap Equity Fund gained 30.36% during the six-month period ending February 28, 2021. This compares to the Russell 2500® Index ii which gained 35.45% and the Lipper Small-Cap Core Funds Average xiii investment category which gained 38.38% during the same period. Both sector positioning and stock selection detracted from performance relative to the benchmark. The top contributor was Information Technology while the top detractors included Health Care and Industrials.

The International Equity Fund gained 17.15% during the six-month period ending February 28, 2021. This compares to the MSCI EAFE® Index (Net) iii which gained 14.33% and the Lipper International Large-Cap Core Funds Average xiv investment category which gained 15.18% during the same period. Both sector positioning and stock selection added value relative to the benchmark. Top contributors included Industrials and Information Technology while the top detractors included Materials and Real Estate.

The Emerging Markets Equity Fund gained 22.05% during the six-month period ending February 28, 2021. This compares to the MSCI Emerging Markets Index (Net) iv which gained 22.32% and the Lipper Emerging Markets Funds Average xv investment category which gained 22.73% during the same period. Sector positioning was neutral while stock selection added value relative to the benchmark. Top contributors included Financials and Health Care while top detractors included Industrials and Consumer Discretionary.

The Core Fixed Income Fund declined 1.19% during the six-month period ending February 28, 2021. This compares to the Bloomberg Barclays U.S. Aggregate BondTM Index vi which declined 1.55% and the Lipper Core Bond Funds Average xvii investment category which declined 0.55% during the same period.

The High Yield Fund gained 5.39% during the six-month period ending February 28, 2021. This compares to the Bloomberg Barclays U.S. Corporate High Yield Bond Index viii which gained 6.09% and the Lipper High Yield Funds Average xix investment category which gained 6.04% during the same period.

The International Fixed Income Fund gained 0.85% during the six-month period ending February 28, 2021. This compares to the FTSE Non-USD World Government Bond Index (USD) Hedged x which declined 0.80% and the Lipper International Income Funds Average xxi investment category which gained 1.18% during the same period.

The Municipal Bond Fund gained 0.94% during the six-month period ending February 28, 2021. This compares to the Bloomberg Barclays U.S. Municipal Bond Index vii which gained 0.86% and the Lipper General & Insured Municipal Debt Funds Average xviii investment category which gained 1.64% during the same period.

The Inflation-Linked Fixed Income Fund declined 0.21% during the six-month period ending February 28, 2021. This compares to the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index ix which declined 0.06% and the Lipper Inflation Protected Bond Funds Average xx investment category which gained 1.11% during the same period.

The Ultra-Short Term Fixed Income Fund gained 0.61% during the six-month period ending February 28, 2021. This compares to the FTSE 3-Month U.S. Treasury Bill Index v which gained 0.05% and the Lipper Ultra-Short Obligations Funds Average xvi investment category which gained 0.50% during the same period.

I

The Alternative Strategies Fund gained 6.07% during the six-month period ending February 28, 2021. This compares to the HFRX Global Hedge Fund Index xi which gained 6.34% and the Lipper Alternative Multi-Strategy Funds Average xxii investment category which gained 5.47% during the same period.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the Morgan Stanley Pathway Funds.

Sincerely,

Paul Ricciardelli

Chief Executive Officer

II

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
ii.	The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. Please note that an investor cannot invest directly in an index.
iii.

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

iv.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

v.

The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization.

vi.

The Bloomberg Barclays U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

vii.

The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

viii.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

ix.

The Bloomberg Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index — The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 / BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

x.

The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

xi.

The HFRX Global Hedge Fund Index — is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, even driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

xii.

The Lipper Large-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite® 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

xiii.

The Lipper Small-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite® 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small Cap 600 Index.

xiv.

The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index (Net). The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xv.

The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xvi.

The Lipper Ultra-Short Obligations Funds Average — These are equally weighted total returns using all the active funds available within the category. Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Ultra-short obligations funds invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

xvii.

The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xviii.

The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xix.

The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

III

xx.

The Lipper Inflation Protected Bond Funds Average — These are equally weighted total returns using all the active funds available within the category Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Inflation protected bond funds invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

xxi.

The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xxii.

The Lipper Alternative Multi-Strategy Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds who by their prospectus language seek total return through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments, and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

IV

Risk Considerations

Equity securities may fluctuate in response to news on companies, industries, market conditions, and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Morgan Staley Pathway Funds For the Six Months Ended February 28, 2021†* (unaudited)

Large Cap Equity Fund	12.39%
Russell 1000® Index (1)	11.78

Small-Mid Cap Equity Fund	30.36
Russell 2500® Index (2)	35.45

International Equity Fund	17.15
MSCI EAFE® Index (Net) (3)	14.33

Emerging Markets Equity Fund	22.05
MSCI Emerging Markets Value Index (Net) (4)	22.32

Core Fixed Income Fund	-1.19
Bloomberg Barclays U.S. Aggregate BondTM Index (5)	-1.55

High Yield Fund	5.39
Bloomberg Barclays U.S. Corporate High Yield Bond Index (6)	6.09

International Fixed Income Fund	0.85
FTSE Non-USD World Government Bond Index (USD) Hedged (7)	-0.80

Municipal Bond Fund	0.94
Bloomberg Barclays U.S. Municipal Bond Index (8)	0.86

Inflation-Linked Fixed Income Fund	-0.21
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (9)	-0.06

Ultra-Short Term Fixed Income Fund	0.61
FTSE 3-Month U.S. Treasury Bill Index (10)	0.05

Alternative Strategies Fund	6.07
HFRX Global Hedge Fund Index (11)	6.34

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/wealth-investmentsolutions/cgcm/.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

1.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE® ) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Emirates. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Bloomberg Barclays U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

7.	The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index

VII

(WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-USD WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar- denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3/BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Please note that an investor cannot invest directly in an index.

10.	The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three- month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. Please note that an investor cannot invest directly in an index.

11.	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2020 and held for the six months ended February 28, 2021.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expense Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(3)
Large Cap Equity Fund	12.39%	$1,000.00	$1,123.90	0.48%	$2.53
Small-Mid Cap Equity Fund	30.36%	1,000.00	1,303.60	0.58%	3.31
International Equity Fund	17.15%	1,000.00	1,171.50	0.71%	3.82
Emerging Markets Equity Fund	22.05%	1,000.00	1,220.50	0.80%	4.40
Core Fixed Income Fund	-1.19%	1,000.00	988.10	0.56%	2.76
High Yield Fund	5.39%	1,000.00	1,053.90	0.77%	3.92
International Fixed Income Fund	0.85%	1,000.00	1,008.50	0.97%	4.83
Municipal Bond Fund	0.94%	1,000.00	1,009.40	0.78%	3.89
Inflation-Linked Fixed Income Fund	-0.21%	1,000.00	997.90	0.92%	4.56
Ultra-Short Term Fixed Income Fund	0.61%	1,000.00	1,006.10	0.64%	3.18
Alternative Strategies Fund	6.07%	1,000.00	1,060.70	0.63%	3.22

(1)	For the six months ended February 28, 2021.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.00% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year/period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(2)
Large Cap Equity Fund	5.00%	$1,000.00	$1,023.51	0.48%	$2.41
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,021.92	0.58%	2.91
International Equity Fund	5.00%	1,000.00	1,021.27	0.71%	3.56
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.83	0.80%	4.01
Core Fixed Income Fund	5.00%	1,000.00	1,022.02	0.56%	2.81
High Yield Fund	5.00%	1,000.00	1,020.98	0.77%	3.86
International Fixed Income Fund	5.00%	1,000.00	1,019.98	0.97%	4.86
Municipal Bond Fund	5.00%	1,000.00	1,020.93	0.78%	3.91
Inflation-Linked Fixed Income Fund	5.00%	1,000.00	1,020.23	0.92%	4.61
Ultra-Short Term Fixed Income Fund	5.00%	1,000.00	1,021.62	0.64%	3.21
Alternative Strategies Fund	5.00%	1,000.00	1,021.67	0.63%	3.16

(1)	For the six months ended February 28, 2021.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

Schedules of Investments

February 28, 2021 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.1%

COMMUNICATION SERVICES — 9.4%

Diversified Telecommunication Services — 1.4%
322,437	AT&T Inc.	$8,992,768
182,050	Liberty Global PLC, Class C Shares*	4,423,815
31,611	Lumen Technologies Inc.	388,499
241,397	Verizon Communications Inc.	13,349,254

	Total Diversified Telecommunication Services	27,154,336

Entertainment — 2.0%
62,307	Activision Blizzard Inc.	5,957,172
16,946	Electronic Arts Inc.	2,270,256
736	Liberty Media Corp-Liberty Formula One, Class A Shares*	28,535
5,725	Liberty Media Corp-Liberty Formula One, Class C Shares*	251,327
1,492	Lions Gate Entertainment Corp., Class A Shares*(a)	21,664
3,040	Lions Gate Entertainment Corp., Class B Shares*	38,122
4,098	Live Nation Entertainment Inc.*	364,148
579	Madison Square Garden Entertainment Corp.*	62,399
579	Madison Square Garden Sports Corp., Class A Shares*	111,371
11,902	Netflix Inc.*	6,413,393
3,028	Roku Inc., Class A Shares*	1,197,513
3,661	Spotify Technology SA*	1,125,318
3,256	Take-Two Interactive Software Inc.*	600,602
112,310	Walt Disney Co. (The)*	21,231,082
1,268	World Wrestling Entertainment Inc., Class A Shares	62,639
25,191	Zynga Inc., Class A Shares*	280,880

	Total Entertainment	40,016,421

Interactive Media & Services — 4.6%
15,773	Alphabet Inc., Class A Shares*	31,891,586
8,132	Alphabet Inc., Class C Shares*	16,563,745
132,672	Facebook Inc., Class A Shares*	34,178,961
2,002	IAC/InterActiveCorp*	490,150
27,247	Match Group Inc.*	4,164,704
11,099	Pinterest Inc., Class A Shares*	894,357
2,245	TripAdvisor Inc.*	111,397
21,645	Twitter Inc.*	1,667,964
1,606	Zillow Group Inc., Class A Shares*	272,731
4,054	Zillow Group Inc., Class C Shares*	654,032

	Total Interactive Media & Services	90,889,627

Media — 1.3%
8,372	Altice USA Inc., Class A Shares*(a)	281,383
152	Cable One Inc.	291,057
4,025	Charter Communications Inc., Class A Shares*	2,469,015
321,819	Comcast Corp., Class A Shares	16,966,298
4,910	Discovery Inc., Class A Shares*(a)	260,377
8,617	Discovery Inc., Class C Shares*	387,765
6,079	DISH Network Corp., Class A Shares*	191,549
9,781	Fox Corp., Class A Shares	325,805
4,646	Fox Corp., Class B Shares	148,347
11,224	Interpublic Group of Cos., Inc. (The)	293,171
1,295	John Wiley & Sons Inc., Class A Shares	68,221
423	Liberty Broadband Corp., Class A Shares*	61,487
4,568	Liberty Broadband Corp., Class C Shares*	682,962
2,263	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	100,500
5,012	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	221,129

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 9.4% — (continued)

Media — 1.3% — (continued)
4,703	New York Times Co. (The), Class A Shares	$240,652
11,208	News Corp., Class A Shares	262,828
3,589	News Corp., Class B Shares	82,260
1,235	Nexstar Media Group Inc., Class A Shares	169,874
5,541	Omnicom Group Inc.	380,833
28,654	Sirius XM Holdings Inc.(a)	167,626
181	ViacomCBS Inc., Class A Shares	11,631
15,181	ViacomCBS Inc., Class B Shares	979,023

	Total Media	25,043,793

Wireless Telecommunication Services — 0.1%
2,906	Telephone & Data Systems Inc.	51,988
15,319	T-Mobile US Inc.*	1,837,821
446	United States Cellular Corp.*	13,126

	Total Wireless Telecommunication Services	1,902,935

	TOTAL COMMUNICATION SERVICES	185,007,112

CONSUMER DISCRETIONARY — 12.6%

Auto Components — 0.3%
39,139	Adient PLC*	1,451,274
27,790	Aptiv PLC*	4,164,054
7,002	BorgWarner Inc.	315,090
6,195	Gentex Corp.	219,179
1,666	Lear Corp.	276,706

	Total Auto Components	6,426,303

Automobiles — 0.9%
108,937	Ford Motor Co.*	1,274,563
34,717	General Motors Co.	1,782,024
4,418	Harley-Davidson Inc.	157,590
21,176	Tesla Inc.*	14,304,388
1,593	Thor Industries Inc.(a)	186,476

	Total Automobiles	17,705,041

Distributors — 0.3%
3,964	Genuine Parts Co.	417,608
103,835	LKQ Corp.*	4,090,061
1,120	Pool Corp.	374,942

	Total Distributors	4,882,611

Diversified Consumer Services — 0.2%
1,757	Bright Horizons Family Solutions Inc.*	280,523
3,498	Chegg Inc.*	337,662
2,473	frontdoor Inc.*	129,511
120	Graham Holdings Co., Class B Shares	72,099
1,056	Grand Canyon Education Inc.*	110,553
5,433	H&R Block Inc.	104,476
17,154	New Oriental Education & Technology Group Inc., ADR*	3,046,893
4,868	Service Corp. International	232,496
3,766	Terminix Global Holdings Inc.*	169,508

	Total Diversified Consumer Services	4,483,721

Hotels, Restaurants & Leisure — 1.4%
5,718	Aramark	212,252
13,333	Carnival Corp.*	356,658
805	Chipotle Mexican Grill Inc., Class A Shares*	1,160,810

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 12.6% — (continued)

Hotels, Restaurants & Leisure — 1.4% — (continued)
983	Choice Hotels International Inc.	$103,087
3,682	Darden Restaurants Inc.	505,649
1,126	Domino’s Pizza Inc.	390,170
5,326	Extended Stay America Inc.	85,695
7,453	Hilton Worldwide Holdings Inc.*	921,787
1,062	Hyatt Hotels Corp., Class A Shares*	93,403
9,597	Las Vegas Sands Corp.	600,772
7,483	Marriott International Inc., Class A Shares*	1,108,008
53,680	McDonald’s Corp.	11,065,595
12,848	MGM Resorts International	485,526
8,825	Norwegian Cruise Line Holdings Ltd.*(a)	260,867
2,292	Planet Fitness Inc., Class A Shares*	197,318
5,123	Royal Caribbean Cruises Ltd.	477,822
2,187	Six Flags Entertainment Corp.	97,540
66,036	Starbucks Corp.	7,133,869
2,593	Travel + Leisure Co.	156,695
1,020	Vail Resorts Inc.	315,364
5,249	Wendy’s Co. (The)	107,237
2,649	Wyndham Hotels & Resorts Inc.	172,927
2,828	Wynn Resorts Ltd.*	372,533
11,576	Yum China Holdings Inc.	692,708
8,681	Yum! Brands Inc.	898,744

	Total Hotels, Restaurants & Leisure	27,973,036

Household Durables — 0.4%
8,813	DR Horton Inc.	677,455
4,071	Garmin Ltd.	504,885
3,928	Leggett & Platt Inc.	169,965
7,820	Lennar Corp., Class A Shares	648,825
460	Lennar Corp., Class B Shares	30,434
1,678	Mohawk Industries Inc.*	293,633
11,081	Newell Brands Inc.	256,747
90	NVR Inc.*	405,076
7,708	PulteGroup Inc.	347,708
5,228	Tempur Sealy International Inc.	174,667
3,332	Toll Brothers Inc.	177,995
26,745	Whirlpool Corp.	5,083,690

	Total Household Durables	8,771,080

Internet & Direct Marketing Retail — 4.5%
11,160	Alibaba Group Holding Ltd., ADR*	2,653,402
19,231	Amazon.com Inc.*	59,480,137
5,118	Booking Holdings Inc.*	11,917,314
29,681	Chewy Inc., Class A Shares*(a)	3,014,402
121,357	eBay Inc.	6,846,962
3,410	Etsy Inc.*	751,121
3,906	Expedia Group Inc.	628,866
2,656	Grubhub Inc.*	170,170
182,879	Qurate Retail Inc., Class A Shares	2,271,357
1,878	Wayfair Inc., Class A Shares*(a)	542,704

	Total Internet & Direct Marketing Retail	88,276,435

Leisure Products — 0.2%
15,884	Brunswick Corp.	1,403,669
3,675	Hasbro Inc.	344,384

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 12.6% — (continued)

Leisure Products — 0.2% — (continued)
10,435	Mattel Inc.*	$210,787
7,271	Peloton Interactive Inc., Class A Shares*	875,938
1,678	Polaris Inc.	197,601

	Total Leisure Products	3,032,379

Multiline Retail — 0.9%
7,145	Dollar General Corp.	1,350,334
139,021	Dollar Tree Inc.*	13,651,862
3,945	Kohl’s Corp.	217,961
3,084	Nordstrom Inc.	112,412
1,517	Ollie’s Bargain Outlet Holdings Inc.*	125,426
13,960	Target Corp.	2,560,822

	Total Multiline Retail	18,018,817

Specialty Retail — 2.6%
17,754	Advance Auto Parts Inc.	2,846,854
1,577	AutoNation Inc.*	118,306
637	AutoZone Inc.*	738,869
6,242	Best Buy Co., Inc.	626,385
1,851	Burlington Stores Inc.*	479,076
4,354	CarMax Inc.*	520,347
1,579	Carvana Co., Class A Shares*	447,646
1,860	Dick’s Sporting Goods Inc.	132,748
1,539	Five Below Inc.*	286,439
2,752	Floor & Decor Holdings Inc., Class A Shares*	261,688
2,989	Foot Locker Inc.	143,741
4,908	Gap Inc. (The)*	122,455
45,111	Home Depot Inc. (The)	11,653,976
6,494	L Brands Inc.*	354,962
1,440	Leslie’s Inc.*(a)	34,963
10,156	Lithia Motors Inc., Class A Shares	3,797,836
107,608	Lowe’s Cos., Inc.	17,190,378
1,998	O’Reilly Automotive Inc.*	893,765
992	Penske Automotive Group Inc.	67,436
9,606	Ross Stores Inc.	1,120,444
33,434	TJX Cos., Inc. (The)	2,206,310
15,210	Tractor Supply Co.	2,417,782
13,152	Ulta Beauty Inc.*	4,239,284
674	Vroom Inc.*(a)	29,824
2,219	Williams-Sonoma Inc.	291,332

	Total Specialty Retail	51,022,846

Textiles, Apparel & Luxury Goods — 0.9%
4,130	Capri Holdings Ltd.*	192,747
1,319	Carter’s Inc.	110,097
843	Columbia Sportswear Co.	86,888
163,983	Hanesbrands Inc.	2,900,859
3,204	lululemon athletica Inc.*	998,623
80,222	NIKE Inc., Class B Shares	10,812,321
1,699	PVH Corp.	169,832
1,341	Ralph Lauren Corp., Class A Shares	157,004
4,004	Skechers USA Inc., Class A Shares*(a)	146,547
7,988	Tapestry Inc.	336,614
5,350	Under Armour Inc., Class A Shares*	117,112
5,519	Under Armour Inc., Class C Shares*	100,446

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 12.6% — (continued)

Textiles, Apparel & Luxury Goods — 0.9% — (continued)
8,818	VF Corp.	$697,768

	Total Textiles, Apparel & Luxury Goods	16,826,858

	TOTAL CONSUMER DISCRETIONARY	247,419,127

CONSUMER STAPLES — 4.9%

Beverages — 0.9%
26,460	Anheuser-Busch InBev SA, ADR(a)	1,527,536
257	Boston Beer Co., Inc. (The), Class A Shares*	264,378
1,309	Brown-Forman Corp., Class A Shares	87,166
5,219	Brown-Forman Corp., Class B Shares	373,576
108,256	Coca-Cola Co. (The)	5,303,461
4,390	Constellation Brands Inc., Class A Shares	940,075
12,325	Keurig Dr Pepper Inc.	376,159
5,042	Molson Coors Beverage Co., Class B Shares	224,117
40,890	Monster Beverage Corp.*	3,587,689
38,874	PepsiCo Inc.	5,022,132

	Total Beverages	17,706,289

Food & Staples Retailing — 1.2%
1,113	Albertsons Cos., Inc., Class A Shares(a)	17,997
1,063	Casey’s General Stores Inc.	214,684
30,752	Costco Wholesale Corp.	10,178,912
2,060	Grocery Outlet Holding Corp.*	74,139
21,543	Kroger Co. (The)	693,900
3,487	Sprouts Farmers Market Inc.*	73,611
71,863	Sysco Corp.	5,722,451
5,735	US Foods Holding Corp.*	209,098
20,094	Walgreens Boots Alliance Inc.	963,105
39,158	Walmart Inc.	5,087,407

	Total Food & Staples Retailing	23,235,304

Food Products — 1.6%
149,845	Archer-Daniels-Midland Co.	8,478,230
1,280	Beyond Meat Inc.*(a)	186,214
3,918	Bunge Ltd.	300,040
5,118	Campbell Soup Co.	232,767
223,285	Conagra Brands Inc.	7,576,060
4,855	Flowers Foods Inc.	105,596
17,059	General Mills Inc.	938,416
1,774	Hain Celestial Group Inc. (The)*	74,827
4,263	Hershey Co. (The)	620,906
7,192	Hormel Foods Corp.(a)	333,493
1,923	Ingredion Inc.	173,455
3,191	J.M. Smucker Co. (The)	357,392
7,132	Kellogg Co.	411,588
18,820	Kraft Heinz Co. (The)	684,672
4,216	Lamb Weston Holdings Inc.	336,310
6,955	McCormick & Co., Inc.	586,167
179,279	Mondelez International Inc., Class A Shares	9,530,472
1,576	Pilgrim’s Pride Corp.*	35,287
1,623	Post Holdings Inc.*	155,905
8	Seaboard Corp.	26,505
1,644	TreeHouse Foods Inc.*	82,233
8,074	Tyson Foods Inc., Class A Shares	546,368

	Total Food Products	31,772,903

Household Products — 0.7%
7,105	Church & Dwight Co., Inc.	559,519

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.9% — (continued)

Household Products — 0.7% — (continued)
3,646	Clorox Co. (The)	$660,108
23,523	Colgate-Palmolive Co.	1,768,930
1,937	Energizer Holdings Inc.	80,967
9,429	Kimberly-Clark Corp.	1,210,023
68,411	Procter & Gamble Co. (The)	8,450,811
1,441	Reynolds Consumer Products Inc.	39,786
1,140	Spectrum Brands Holdings Inc.	88,407

	Total Household Products	12,858,551

Personal Products — 0.2%
8,462	Coty Inc., Class A Shares*	64,904
16,389	Estee Lauder Cos., Inc. (The), Class A Shares	4,684,959
2,445	Herbalife Nutrition Ltd.*	109,976
1,422	Nu Skin Enterprises Inc., Class A Shares	72,778

	Total Personal Products	4,932,617

Tobacco — 0.3%
51,908	Altria Group Inc.	2,263,189
43,524	Philip Morris International Inc.	3,656,886

	Total Tobacco	5,920,075

	TOTAL CONSUMER STAPLES	96,425,739

ENERGY — 2.1%

Energy Equipment & Services — 0.1%
18,967	Baker Hughes Co., Class A Shares	464,312
25,033	Halliburton Co.	546,470
3,038	Helmerich & Payne Inc.	87,282
10,988	NOV Inc.	165,919
38,948	Schlumberger NV	1,087,039

	Total Energy Equipment & Services	2,351,022

Oil, Gas & Consumable Fuels — 2.0%
8,284	Antero Midstream Corp.	73,065
9,979	Apache Corp.	196,886
11,326	Cabot Oil & Gas Corp.	209,644
6,685	Cheniere Energy Inc.*	450,502
53,784	Chevron Corp.	5,378,400
2,850	Cimarex Energy Co.	165,271
240,936	ConocoPhillips	12,531,081
636	Continental Resources Inc.*(a)	15,378
16,792	Devon Energy Corp.	361,700
4,548	Diamondback Energy Inc.	315,085
16,185	EOG Resources Inc.	1,044,904
7,745	EQT Corp.*	137,784
12,196	Equitrans Midstream Corp.	88,177
118,415	Exxon Mobil Corp.	6,438,224
7,935	Hess Corp.	519,981
4,600	HollyFrontier Corp.	174,248
56,283	Kinder Morgan Inc.	827,360
21,936	Marathon Oil Corp.	243,490
17,909	Marathon Petroleum Corp.	978,190
4,392	Murphy Oil Corp.	71,721
22,917	Occidental Petroleum Corp.	609,821
12,676	ONEOK Inc.	561,420
12,091	Phillips 66	1,004,158
5,572	Pioneer Natural Resources Co.	827,832
160,317	Suncor Energy Inc.	3,183,896

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 2.1% — (continued)

Oil, Gas & Consumable Fuels — 2.0% — (continued)
6,521	Targa Resources Corp.	$201,694
11,178	Valero Energy Corp.	860,482
33,180	Williams Cos., Inc. (The)	757,831

	Total Oil, Gas & Consumable Fuels	38,228,225

	TOTAL ENERGY	40,579,247

FINANCIALS — 9.7%

Banks — 2.6%
4,563	Associated Banc-Corp.	91,944
216,971	Bank of America Corp.	7,531,063
1,161	Bank of Hawaii Corp.	101,588
3,881	Bank OZK	159,975
973	BOK Financial Corp.	83,736
58,283	Citigroup Inc.	3,839,684
11,312	Citizens Financial Group Inc.	491,393
3,932	Comerica Inc.	267,769
3,050	Commerce Bancshares Inc.	225,792
1,428	Cullen/Frost Bankers Inc.	149,083
4,072	East West Bancorp Inc.	293,836
20,355	Fifth Third Bancorp	706,115
136	First Citizens BancShares Inc., Class A Shares	100,353
2,988	First Hawaiian Inc.	83,335
12,429	First Horizon Corp.	201,350
4,921	First Republic Bank	810,735
10,165	FNB Corp.	120,252
27,987	Huntington Bancshares Inc.	429,321
85,096	JPMorgan Chase & Co.	12,523,578
27,051	KeyCorp	544,807
3,435	M&T Bank Corp.	518,479
3,217	PacWest Bancorp	116,584
12,217	People’s United Financial Inc.	219,173
1,816	Pinnacle Financial Partners Inc.	147,405
12,061	PNC Financial Services Group Inc. (The)	2,030,590
2,466	Popular Inc.	164,778
2,578	Prosperity Bancshares Inc.	189,406
26,693	Regions Financial Corp.	550,677
1,430	Signature Bank	312,226
5,768	Sterling Bancorp	125,915
1,426	SVB Financial Group*	720,643
4,540	Synovus Financial Corp.	192,087
3,584	TCF Financial Corp.	160,635
184,597	Truist Financial Corp.	10,514,645
6,708	Umpqua Holdings Corp.	114,506
37,914	US Bancorp	1,895,700
2,783	Webster Financial Corp.	153,928
105,205	Wells Fargo & Co.	3,805,265
2,755	Western Alliance Bancorp	252,110
1,618	Wintrust Financial Corp.	119,182
3,872	Zions Bancorp NA	205,874

	Total Banks	51,265,517

Capital Markets — 3.0%
20,931	Affiliated Managers Group Inc.	2,929,712
34,148	Ameriprise Financial Inc.	7,554,904
4,864	Apollo Global Management Inc., Class A Shares	240,573

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 9.7% — (continued)

Capital Markets — 3.0% — (continued)
2,911	Ares Management Corp., Class A Shares	$151,314
22,072	Bank of New York Mellon Corp. (The)	930,556
4,112	BlackRock Inc., Class A Shares	2,855,784
3,396	Carlyle Group Inc. (The)	116,313
2,785	Cboe Global Markets Inc.	275,604
38,485	Charles Schwab Corp. (The)	2,375,294
9,916	CME Group Inc., Class A Shares	1,980,225
1,612	Eaton Vance Corp.	117,789
1,126	Evercore Inc., Class A Shares	134,861
1,070	FactSet Research Systems Inc.(a)	325,184
7,826	Franklin Resources Inc.	204,806
9,255	Goldman Sachs Group Inc. (The)	2,956,787
2,090	Interactive Brokers Group Inc., Class A Shares	151,295
97,959	Intercontinental Exchange Inc.	10,805,857
10,892	Invesco Ltd.	244,199
15,397	KKR & Co., Inc.	701,487
3,102	Lazard Ltd., Class A Shares	120,016
2,144	LPL Financial Holdings Inc.	282,022
1,075	MarketAxess Holdings Inc.	597,636
4,443	Moody’s Corp.	1,221,336
38,114	Morgan Stanley(b)	2,929,823
638	Morningstar Inc.	143,072
13,584	MSCI Inc., Class A Shares	5,630,840
3,294	Nasdaq Inc.	455,527
5,542	Northern Trust Corp.	527,210
3,547	Raymond James Financial Inc.	414,077
28,720	S&P Global Inc.	9,459,219
3,377	SEI Investments Co.	189,112
9,613	State Street Corp.	699,538
6,266	T. Rowe Price Group Inc.	1,015,969
2,445	Tradeweb Markets Inc., Class A Shares	177,972
1,549	Virtu Financial Inc., Class A Shares	42,241

	Total Capital Markets	58,958,154

Consumer Finance — 0.7%
10,700	Ally Financial Inc.	444,050
18,296	American Express Co.	2,474,717
12,606	Capital One Financial Corp.	1,515,115
279	Credit Acceptance Corp.*(a)	101,283
94,632	Discover Financial Services	8,902,032
216	LendingTree Inc.*(a)	58,076
1,910	OneMain Holdings Inc., Class A Shares	89,598
2,175	Santander Consumer USA Holdings Inc.	54,375
11,425	SLM Corp.	180,401
15,781	Synchrony Financial	610,409

	Total Consumer Finance	14,430,056

Diversified Financial Services — 0.7%
52,800	Berkshire Hathaway Inc., Class B Shares*	12,698,928
11,399	Equitable Holdings Inc.	337,069
5,106	Jefferies Financial Group Inc.	148,278
3,508	Voya Financial Inc.	211,462

	Total Diversified Financial Services	13,395,737

Insurance — 2.7%
18,800	Aflac Inc.	900,332

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 9.7% — (continued)

Insurance — 2.7% — (continued)
402	Alleghany Corp.	$259,865
81,010	Allstate Corp. (The)	8,635,666
2,099	American Financial Group Inc.	223,963
199,662	American International Group Inc.	8,775,145
225	American National Group Inc.	20,255
6,492	Aon PLC, Class A Shares	1,478,293
11,361	Arch Capital Group Ltd.*	406,951
5,440	Arthur J. Gallagher & Co.	651,712
25,246	Assurant Inc.(a)	3,110,812
1,927	Assured Guaranty Ltd.	85,212
3,439	Athene Holding Ltd., Class A Shares*	156,784
2,302	Axis Capital Holdings Ltd.	116,320
2,684	Brighthouse Financial Inc.*	107,065
6,809	Brown & Brown Inc.	312,533
12,559	Chubb Ltd.	2,041,842
3,954	Cincinnati Financial Corp.	386,978
826	CNA Financial Corp.	35,138
717	Erie Indemnity Co., Class A Shares	173,586
1,116	Everest Re Group Ltd.	269,860
8,081	Fidelity National Financial Inc.	309,341
3,134	First American Financial Corp.	164,660
3,030	Globe Life Inc.	283,002
1,070	Hanover Insurance Group Inc. (The)	123,424
10,330	Hartford Financial Services Group Inc. (The)	523,628
1,783	Kemper Corp.	134,830
337	Lemonade Inc.*(a)	42,391
89,672	Lincoln National Corp.	5,099,647
6,059	Loews Corp.	289,681
389	Markel Corp.*	423,543
14,085	Marsh & McLennan Cos., Inc.	1,622,874
827	Mercury General Corp.	48,297
166,219	MetLife Inc.	9,574,214
8,020	Old Republic International Corp.	155,027
1,056	Primerica Inc.	149,139
7,447	Principal Financial Group Inc.	421,351
16,331	Progressive Corp. (The)	1,403,649
10,764	Prudential Financial Inc.	933,454
1,912	Reinsurance Group of America Inc., Class A Shares	233,704
1,470	RenaissanceRe Holdings Ltd.	245,461
6,991	Travelers Cos., Inc. (The)	1,017,190
5,702	Unum Group	150,989
85	White Mountains Insurance Group Ltd.	101,580
3,605	Willis Towers Watson PLC	795,407
3,491	WR Berkley Corp.	242,031

	Total Insurance	52,636,826

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
14,044	AGNC Investment Corp.	225,125
40,558	Annaly Capital Management Inc.	337,037
12,835	New Residential Investment Corp.	131,944
6,748	Starwood Property Trust Inc.	154,057

	Total Mortgage Real Estate Investment Trusts (REITs)	848,163

Thrifts & Mortgage Finance — 0.0%
9,755	MGIC Investment Corp.	118,816

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 9.7% — (continued)

Thrifts & Mortgage Finance — 0.0% — (continued)
10,891	New York Community Bancorp Inc.	$132,979
2,729	Rocket Cos., Inc., Class A Shares*(a)	59,629
1,501	TFS Financial Corp.	29,314

	Total Thrifts & Mortgage Finance	340,738

	TOTAL FINANCIALS	191,875,191

HEALTH CARE — 13.8%

Biotechnology — 1.8%
49,289	AbbVie Inc.	5,310,397
3,276	ACADIA Pharmaceuticals Inc.*	160,426
1,377	Acceleron Pharma Inc.*	187,492
1,730	Agios Pharmaceuticals Inc.*	82,071
12,131	Alexion Pharmaceuticals Inc.*	1,853,010
4,562	Alkermes PLC*	86,860
3,335	Alnylam Pharmaceuticals Inc.*	493,914
33,258	Amgen Inc.	7,480,389
4,372	Biogen Inc.*	1,193,031
57,226	BioMarin Pharmaceutical Inc.*	4,431,009
2,000	Bluebird Bio Inc.*	62,200
35,263	Exact Sciences Corp.*	4,800,000
9,184	Exelixis Inc.*	198,925
35,050	Gilead Sciences Inc.	2,152,070
1,745	Global Blood Therapeutics Inc.*	74,337
5,262	Incyte Corp.*	413,909
3,915	Ionis Pharmaceuticals Inc.*	205,146
4,050	Iovance Biotherapeutics Inc.*	151,065
8,089	Moderna Inc.*	1,252,258
2,458	Neurocrine Biosciences Inc.*	269,176
2,689	Regeneron Pharmaceuticals Inc.*	1,211,583
1,478	Sage Therapeutics Inc.*(a)	125,630
20,731	Sarepta Therapeutics Inc.*	1,804,841
3,536	Seagen Inc.*	534,325
1,078	United Therapeutics Corp.*	180,220
7,189	Vertex Pharmaceuticals Inc.*	1,528,022

	Total Biotechnology	36,242,306

Health Care Equipment & Supplies — 3.9%
48,414	Abbott Laboratories	5,799,029
12,550	ABIOMED Inc.*	4,073,102
36,290	Alcon Inc.*	2,482,236
11,405	Align Technology Inc.*	6,467,890
103,307	Baxter International Inc.	8,025,921
7,721	Becton Dickinson and Co.	1,861,919
39,424	Boston Scientific Corp.*	1,528,863
1,331	Cooper Cos., Inc. (The)	513,939
17,510	Danaher Corp.	3,846,422
6,217	DENTSPLY SIRONA Inc.	329,936
2,559	DexCom Inc.*	1,017,919
54,237	Edwards Lifesciences Corp.*	4,507,095
4,609	Envista Holdings Corp.*	177,631
2,160	Globus Medical Inc., Class A Shares*	135,000
1,451	Haemonetics Corp.*	183,551
1,926	Hill-Rom Holdings Inc.	205,446
6,855	Hologic Inc.*	494,177
583	ICU Medical Inc.*	120,972

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 13.8% — (continued)

Health Care Equipment & Supplies — 3.9% — (continued)
10,792	IDEXX Laboratories Inc.*	$5,613,675
1,901	Insulet Corp.*	492,549
2,077	Integra LifeSciences Holdings Corp.*(a)	141,942
3,231	Intuitive Surgical Inc.*	2,380,601
1,401	Masimo Corp.*	351,273
160,799	Medtronic PLC	18,808,659
2,871	Novocure Ltd.*	428,066
818	Penumbra Inc.*(a)	232,664
1,074	Quidel Corp.*	176,415
4,129	ResMed Inc.	795,989
2,193	STERIS PLC	383,336
9,671	Stryker Corp.	2,347,055
1,749	Tandem Diabetes Care Inc.*	167,886
1,337	Teleflex Inc.	532,286
2,647	Varian Medical Systems Inc.*	463,940
2,121	West Pharmaceutical Services Inc.	595,259
5,715	Zimmer Biomet Holdings Inc.	931,888

	Total Health Care Equipment & Supplies	76,614,531

Health Care Providers & Services — 3.4%
2,475	Acadia Healthcare Co., Inc.*	136,719
943	Amedisys Inc.*	239,183
4,211	AmerisourceBergen Corp., Class A Shares	426,237
6,924	Anthem Inc.	2,099,288
129,823	Cardinal Health Inc.	6,688,481
100,491	Centene Corp.*	5,882,743
421	Chemed Corp.	187,433
45,565	Cigna Corp.	9,564,094
137,488	CVS Health Corp.	9,367,057
2,159	DaVita Inc.*	220,499
2,843	Encompass Health Corp.	228,691
2,225	Guardant Health Inc.*	327,476
43,648	HCA Healthcare Inc.*	7,508,765
4,184	Henry Schein Inc.*	258,780
3,752	Humana Inc.	1,424,447
2,649	Laboratory Corp. of America Holdings*	635,522
4,490	McKesson Corp.	761,145
1,698	Molina Healthcare Inc.*	368,058
564	Oak Street Health Inc.*	29,909
3,170	Premier Inc., Class A Shares(a)	107,209
3,808	Quest Diagnostics Inc.	440,167
58,541	UnitedHealth Group Inc.	19,448,491
2,103	Universal Health Services Inc., Class B Shares*	263,569

	Total Health Care Providers & Services	66,613,963

Health Care Technology — 0.1%
1,198	American Well Corp., Class A Shares*(a)	29,315
8,400	Cerner Corp.	580,776
6,869	Change Healthcare Inc.*	157,094
3,058	Teladoc Health Inc.*(a)	676,094
3,720	Veeva Systems Inc., Class A Shares*	1,042,009

	Total Health Care Technology	2,485,288

Life Sciences Tools & Services — 1.3%
1,621	10X Genomics Inc., Class A Shares*	288,522
2,032	Adaptive Biotechnologies Corp.*	114,950

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 13.8% — (continued)

Life Sciences Tools & Services — 1.3% — (continued)
8,942	Agilent Technologies Inc.	$1,091,550
13,376	Avantor Inc.*	372,789
254	Berkeley Lights Inc.*(a)	15,740
596	Bio-Rad Laboratories Inc., Class A Shares*	348,362
987	Bio-Techne Corp.	356,988
3,058	Bruker Corp.	186,477
1,411	Charles River Laboratories International Inc.*	403,743
13,595	Illumina Inc.*	5,973,779
5,244	IQVIA Holdings Inc.*	1,010,991
645	Mettler-Toledo International Inc.*	719,852
2,898	PerkinElmer Inc.	365,409
4,476	PPD Inc.*(a)	156,929
1,824	PRA Health Sciences Inc.*	268,876
6,497	QIAGEN NV*	324,850
1,505	Repligen Corp.*	319,647
74,091	Sotera Health Co.*	1,937,480
1,863	Syneos Health Inc., Class A Shares*	144,103
21,725	Thermo Fisher Scientific Inc.	9,777,988
1,767	Waters Corp.*	483,946

	Total Life Sciences Tools & Services	24,662,971

Pharmaceuticals — 3.3%
132,385	Bristol-Myers Squibb Co.	8,119,172
4,458	Catalent Inc.*	506,919
12,866	Elanco Animal Health Inc.*	422,777
23,581	Eli Lilly & Co.	4,831,511
5,194	Horizon Therapeutics PLC*	472,187
1,528	Jazz Pharmaceuticals PLC*	256,765
119,633	Johnson & Johnson	18,957,045
173,891	Merck & Co., Inc.	12,627,964
5,112	Nektar Therapeutics, Class A Shares*(a)	115,991
3,555	Perrigo Co. PLC	143,480
155,690	Pfizer Inc.	5,214,058
712	Reata Pharmaceuticals Inc., Class A Shares*	87,049
3,002	Royalty Pharma PLC, Class A Shares	139,803
455,070	Viatris Inc.*	6,757,790
41,887	Zoetis Inc., Class A Shares	6,502,538

	Total Pharmaceuticals	65,155,049

	TOTAL HEALTH CARE	271,774,108

INDUSTRIALS — 9.4%

Aerospace & Defense — 1.7%
1,855	Axon Enterprise Inc.*	306,984
14,930	Boeing Co. (The)*	3,165,309
2,748	BWX Technologies Inc.	159,412
1,177	Curtiss-Wright Corp.	130,047
6,984	General Dynamics Corp.	1,141,675
1,323	HEICO Corp.	166,407
2,086	HEICO Corp., Class A Shares	241,475
2,523	Hexcel Corp.*	135,637
10,331	Howmet Aerospace Inc.*	290,404
1,143	Huntington Ingalls Industries Inc.	201,065
5,911	L3Harris Technologies Inc.	1,075,270
6,918	Lockheed Martin Corp.	2,284,670
1,616	Mercury Systems Inc.*	105,622

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 9.4% — (continued)

Aerospace & Defense — 1.7% — (continued)
28,982	Northrop Grumman Corp.	$8,452,890
181,379	Raytheon Technologies Corp.	13,057,474
2,933	Spirit AeroSystems Holdings Inc., Class A Shares	125,620
1,047	Teledyne Technologies Inc.*	388,437
6,304	Textron Inc.	317,343
1,509	TransDigm Group Inc.*	870,195
1,744	Virgin Galactic Holdings Inc.*(a)	64,929

	Total Aerospace & Defense	32,680,865

Air Freight & Logistics — 0.8%
3,801	CH Robinson Worldwide Inc.	345,321
4,796	Expeditors International of Washington Inc.	440,465
6,726	FedEx Corp.	1,711,767
45,762	United Parcel Service Inc., Class B Shares	7,222,616
47,755	XPO Logistics Inc.*	5,568,233

	Total Air Freight & Logistics	15,288,402

Airlines — 0.1%
3,465	Alaska Air Group Inc.*	225,294
14,957	American Airlines Group Inc.*(a)	313,200
893	Copa Holdings SA, Class A Shares*	81,861
18,421	Delta Air Lines Inc.*	883,103
7,862	JetBlue Airways Corp.*	144,897
17,034	Southwest Airlines Co.	990,186
7,492	United Airlines Holdings Inc.*	394,679

	Total Airlines	3,033,220

Building Products — 0.7%
2,609	Allegion PLC	283,807
3,615	AO Smith Corp.	214,622
60,214	Armstrong World Industries Inc.	5,153,114
1,924	AZEK Co., Inc. (The), Class A Shares*	84,868
23,992	Carrier Global Corp.	876,428
3,979	Fortune Brands Home & Security Inc.	330,814
20,424	Johnson Controls International PLC	1,139,455
988	Lennox International Inc.	276,413
7,593	Masco Corp.	404,099
2,932	Owens Corning	237,551
26,045	Trane Technologies PLC	3,991,136
3,329	Trex Co., Inc.*	305,069

	Total Building Products	13,297,376

Commercial Services & Supplies — 0.6%
3,147	ADT Inc.	23,949
2,540	Cintas Corp.	823,824
1,468	Clean Harbors Inc.*	125,000
5,875	Copart Inc.*	641,315
3,879	IAA Inc.*	227,426
1,052	MSA Safety Inc.	169,361
5,536	Republic Services Inc., Class A Shares	493,202
6,498	Rollins Inc.	215,539
2,752	Stericycle Inc.*	178,522
74,451	Waste Management Inc.	8,255,871

	Total Commercial Services & Supplies	11,154,009

Construction & Engineering — 0.3%
3,849	AECOM*	222,819
63,076	Quanta Services Inc.	5,288,922

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 9.4% — (continued)

Construction & Engineering — 0.3% — (continued)
605	Valmont Industries Inc.	$143,101

	Total Construction & Engineering	5,654,842

Electrical Equipment — 0.3%
1,182	Acuity Brands Inc.	145,741
6,222	AMETEK Inc.	734,009
1,549	Array Technologies Inc.*	57,437
11,085	Eaton Corp. PLC	1,443,156
16,504	Emerson Electric Co.	1,417,694
1,631	Generac Holdings Inc.*	537,512
1,240	GrafTech International Ltd.	14,669
1,561	Hubbell Inc., Class B Shares	277,093
4,394	nVent Electric PLC	115,386
1,246	Regal Beloit Corp.	170,291
3,200	Rockwell Automation Inc.	778,496
4,172	Sensata Technologies Holding PLC*	239,014
5,803	Vertiv Holdings Co., Class A Shares	121,457

	Total Electrical Equipment	6,051,955

Industrial Conglomerates — 0.9%
15,734	3M Co.	2,754,394
1,457	Carlisle Cos., Inc.	211,629
243,067	General Electric Co.	3,048,060
57,290	Honeywell International Inc.	11,592,632
2,895	Roper Technologies Inc.	1,093,210

	Total Industrial Conglomerates	18,699,925

Machinery — 1.4%
1,811	AGCO Corp.	234,488
3,329	Allison Transmission Holdings Inc.	126,236
54,231	Caterpillar Inc.	11,707,388
2,825	Colfax Corp.*	125,289
1,428	Crane Co.	119,752
4,053	Cummins Inc.	1,026,220
7,839	Deere & Co.	2,736,752
3,667	Donaldson Co., Inc.	216,023
4,179	Dover Corp.	515,104
3,993	Flowserve Corp.(a)	147,741
8,659	Fortive Corp.	569,935
1,535	Gates Industrial Corp. PLC*	23,025
4,770	Graco Inc.	330,799
2,153	IDEX Corp.	420,201
8,963	Illinois Tool Works Inc.	1,812,139
10,012	Ingersoll Rand Inc.*	463,956
2,266	ITT Inc.	188,033
1,648	Lincoln Electric Holdings Inc.	194,645
1,353	Middleby Corp. (The)*	198,093
1,618	Nordson Corp.	311,319
1,956	Oshkosh Corp.	207,336
11,118	Otis Worldwide Corp.	708,328
9,368	PACCAR Inc.	852,394
3,527	Parker-Hannifin Corp.	1,012,108
4,768	Pentair PLC	266,674
1,481	Snap-on Inc.(a)	300,806
4,228	Stanley Black & Decker Inc.	739,224
1,912	Timken Co. (The)	149,805

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 9.4% — (continued)

Machinery — 1.4% — (continued)
3,088	Toro Co. (The)	$311,178
1,813	Trinity Industries Inc.	58,197
5,083	Westinghouse Air Brake Technologies Corp.	368,162
1,641	Woodward Inc.	187,435
5,131	Xylem Inc.	510,842

	Total Machinery	27,139,627

Marine — 0.0%
1,722	Kirby Corp.*	107,728

Professional Services — 0.5%
3,893	Booz Allen Hamilton Holding Corp., Class A Shares	300,306
585	CACI International Inc., Class A Shares*	129,484
2,331	CoreLogic Inc.	197,342
2,526	CoStar Group Inc.*	2,080,818
1,869	Dun & Bradstreet Holdings Inc.*	40,856
3,293	Equifax Inc.	533,071
1,082	FTI Consulting Inc.*	123,943
47,453	IHS Markit Ltd.	4,278,363
3,396	Jacobs Engineering Group Inc.	390,812
3,794	Leidos Holdings Inc.	335,579
1,459	ManpowerGroup Inc.	137,788
10,191	Nielsen Holdings PLC	228,380
2,978	Robert Half International Inc.	231,659
1,676	Science Applications International Corp.	144,354
5,415	TransUnion	455,997
4,279	Verisk Analytics Inc., Class A Shares	701,114

	Total Professional Services	10,309,866

Road & Rail — 1.1%
252	AMERCO	144,829
21,189	CSX Corp.	1,939,853
2,236	JB Hunt Transport Services Inc.	328,401
2,535	Kansas City Southern	538,282
3,728	Knight-Swift Transportation Holdings Inc., Class A Shares	161,050
1,102	Landstar System Inc.	176,474
7,144	Lyft Inc., Class A Shares*	397,921
20,008	Norfolk Southern Corp.	5,043,217
2,828	Old Dominion Freight Line Inc.	607,370
1,485	Ryder System Inc.	100,638
1,656	Schneider National Inc., Class B Shares	38,303
160,239	Uber Technologies Inc.*	8,292,368
18,982	Union Pacific Corp.	3,909,533

	Total Road & Rail	21,678,239

Trading Companies & Distributors — 1.0%
71,094	AerCap Holdings NV*	3,425,309
58,506	Air Lease Corp., Class A Shares	2,683,085
15,658	Fastenal Co.	726,062
1,358	MSC Industrial Direct Co., Inc., Class A Shares	116,965
27,414	United Rentals Inc.*	8,152,375
85,682	Univar Solutions Inc.*	1,705,929
941	Watsco Inc.	228,757
9,437	WW Grainger Inc.	3,517,264

	Total Trading Companies & Distributors	20,555,746

Transportation Infrastructure — 0.0%
2,091	Macquarie Infrastructure Corp.	65,532

	TOTAL INDUSTRIALS	185,717,332

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 26.7%

Communications Equipment — 1.2%
1,693	Arista Networks Inc.*	$473,769
4,402	Ciena Corp.*	229,652
288,032	Cisco Systems Inc.	12,923,996
75,577	CommScope Holding Co., Inc.*	1,102,669
1,404	EchoStar Corp., Class A Shares*	31,871
1,681	F5 Networks Inc.*	319,356
8,703	Juniper Networks Inc.	202,606
1,769	Lumentum Holdings Inc.*(a)	159,210
47,981	Motorola Solutions Inc.	8,419,706
247	Ubiquiti Inc.	78,773
1,717	ViaSat Inc.*(a)	87,807

	Total Communications Equipment	24,029,415

Electronic Equipment, Instruments & Components — 1.2%
8,360	Amphenol Corp., Class A Shares	1,050,685
35,856	Arrow Electronics Inc.*	3,594,923
2,963	Avnet Inc.	112,801
17,000	CDW Corp.	2,667,130
4,759	Cognex Corp.	393,046
696	Coherent Inc.*	168,390
20,583	Corning Inc.	787,094
1,899	Dolby Laboratories Inc., Class A Shares	185,399
199,680	Flex Ltd.*	3,632,179
3,387	FLIR Systems Inc.	180,866
1,023	IPG Photonics Corp.*	232,579
4,244	Jabil Inc.	183,214
5,095	Keysight Technologies Inc.*	721,044
672	Littelfuse Inc.	174,868
3,961	National Instruments Corp.	175,868
22,823	SYNNEX Corp.	2,034,899
7,083	Trimble Inc.*	525,134
3,463	Vontier Corp.*	108,738
10,569	Zebra Technologies Corp., Class A Shares*	5,278,476

	Total Electronic Equipment, Instruments & Components	22,207,333

IT Services — 6.2%
17,831	Accenture PLC, Class A Shares	4,473,798
30,145	Akamai Technologies Inc.*	2,848,702
26,635	Alliance Data Systems Corp.	2,570,278
3,832	Amdocs Ltd.	290,504
12,002	Automatic Data Processing Inc.	2,088,588
277	BigCommerce Holdings Inc.*(a)	16,373
3,891	Black Knight Inc.*	298,401
3,027	Broadridge Financial Solutions Inc.	431,317
114,089	Cognizant Technology Solutions Corp., Class A Shares	8,383,260
22,823	Concentrix Corp.*	2,818,869
6,465	DXC Technology Co.	163,047
1,413	EPAM Systems Inc.*	527,911
1,448	Euronet Worldwide Inc.*	217,649
2,194	Fastly Inc., Class A Shares*(a)	161,435
71,028	Fidelity National Information Services Inc.	9,801,864
126,523	Fiserv Inc.*	14,596,959
2,237	FleetCor Technologies Inc.*	620,342
2,431	Gartner Inc.*	435,246
5,094	Genpact Ltd.	206,001

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 26.7% — (continued)

IT Services — 6.2% — (continued)
8,266	Global Payments Inc.	$1,636,585
1,078	Globant SA*	231,468
4,783	GoDaddy Inc., Class A Shares*	387,997
24,814	International Business Machines Corp.	2,951,129
2,196	Jack Henry & Associates Inc.	325,974
24,699	MasterCard Inc., Class A Shares	8,739,741
1,442	MongoDB Inc., Class A Shares*	556,511
3,126	Okta Inc., Class A Shares*	817,293
8,793	Paychex Inc.	800,779
57,338	PayPal Holdings Inc.*	14,899,279
7,975	Sabre Corp.	117,153
22,854	Square Inc., Class A Shares*	5,257,106
5,730	StoneCo Ltd., Class A Shares*	491,691
622	Switch Inc., Class A Shares	10,785
3,898	Twilio Inc., Class A Shares*	1,531,446
5,465	VeriSign Inc.*	1,060,374
141,263	Visa Inc., Class A Shares	30,002,849
12,017	Western Union Co. (The)	279,035
1,252	WEX Inc.*	260,854

	Total IT Services	121,308,593

Semiconductors & Semiconductor Equipment — 5.8%
33,497	Advanced Micro Devices Inc.*	2,830,831
85,877	Analog Devices Inc.	13,381,354
58,671	Applied Materials Inc.	6,934,326
4,070	ASML Holding NV, ADR	2,308,056
42,165	Broadcom Inc.	19,812,069
1,700	Cirrus Logic Inc.*	139,026
3,126	Cree Inc.*	354,676
2,949	Enphase Energy Inc.*	519,201
3,870	Entegris Inc.	407,163
2,242	First Solar Inc.*	181,647
1,421	Inphi Corp.*	233,882
114,918	Intel Corp.	6,984,716
4,310	KLA Corp.	1,341,401
4,049	Lam Research Corp.	2,296,552
19,053	Marvell Technology Group Ltd.	919,879
7,673	Maxim Integrated Products Inc.	714,893
6,979	Microchip Technology Inc.	1,065,205
31,067	Micron Technology Inc.*	2,843,563
1,577	MKS Instruments Inc.	260,047
1,137	Monolithic Power Systems Inc.	425,829
36,873	NVIDIA Corp.	20,227,790
14,020	NXP Semiconductors NV	2,559,351
11,722	ON Semiconductor Corp.*	472,045
3,070	Qorvo Inc.*	536,421
66,415	QUALCOMM Inc.	9,045,059
45,889	Skyworks Solutions Inc.	8,159,982
1,412	SolarEdge Technologies Inc.*	421,214
4,468	Teradyne Inc.	574,629
40,970	Texas Instruments Inc.	7,057,902
1,240	Universal Display Corp.	262,496
6,890	Xilinx Inc.	897,767

	Total Semiconductors & Semiconductor Equipment	114,168,972

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 26.7% — (continued)

Software — 8.3%
1,658	2U Inc.*	$65,707
38,025	Adobe Inc.*	17,478,952
1,521	Alteryx Inc., Class A Shares*	145,408
3,742	Anaplan Inc.*	243,193
2,349	ANSYS Inc.*	800,985
1,953	Aspen Technology Inc.*	293,946
9,321	Atlassian Corp. PLC, Class A Shares*	2,215,602
6,099	Autodesk Inc.*	1,683,324
2,309	Avalara Inc.*	362,374
2,086	Bill.com Holdings Inc.*	344,211
7,591	Cadence Design Systems Inc.*	1,071,014
3,518	CDK Global Inc.	176,393
3,179	Ceridian HCM Holding Inc.*(a)	285,029
3,561	Citrix Systems Inc.	475,678
3,223	Cloudflare Inc., Class A Shares*	238,405
1,880	Coupa Software Inc.*	650,969
4,384	Crowdstrike Holdings Inc., Class A Shares*	946,944
4,405	Datadog Inc., Class A Shares*	420,281
11,590	DocuSign Inc., Class A Shares*	2,626,989
7,295	Dropbox Inc., Class A Shares*	164,466
555	Duck Creek Technologies Inc.*	26,251
5,335	Dynatrace Inc.*	265,470
1,898	Elastic NV*	255,072
1,028	Everbridge Inc.*	157,520
805	Fair Isaac Corp.*	368,328
5,842	FireEye Inc.*	112,867
1,783	Five9 Inc.*	330,283
3,842	Fortinet Inc.*	648,722
2,399	Guidewire Software Inc.*	266,265
1,196	HubSpot Inc.*	615,940
18,843	Intuit Inc.	7,351,408
721	Jamf Holding Corp.*	26,965
460	JFrog Ltd.*(a)	24,605
1,827	Manhattan Associates Inc.*	224,630
2,389	Medallia Inc.*(a)	96,444
251,317	Microsoft Corp.	58,401,044
302	nCino Inc.*	20,651
1,533	New Relic Inc.*	93,728
14,031	NortonLifeLock Inc.	273,745
8,035	Nuance Communications Inc.*	358,361
48,092	Nutanix Inc., Class A Shares*	1,456,466
171,997	Oracle Corp.	11,095,526
2,025	PagerDuty Inc.*	90,598
14,160	Palo Alto Networks Inc.*	5,073,670
1,306	Paycom Software Inc.*	488,757
1,000	Paylocity Holding Corp.*	191,190
1,169	Pegasystems Inc.	154,717
2,766	Pluralsight Inc., Class A Shares*	56,952
1,618	Proofpoint Inc.*	195,649
3,014	PTC Inc.*	412,737
2,685	RealPage Inc.*	233,004
2,241	RingCentral Inc., Class A Shares*	847,457
67,964	salesforce.com Inc.*	14,714,206
15,869	ServiceNow Inc.*	8,465,477
10,979	Slack Technologies Inc., Class A Shares*	449,370

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 26.7% — (continued)

Software — 8.3% — (continued)
3,305	Smartsheet Inc., Class A Shares*	$228,871
1,293	SolarWinds Corp.*	20,934
49,365	Splunk Inc.*	7,059,689
6,492	SS&C Technologies Holdings Inc.	430,290
4,150	Synopsys Inc.*	1,017,621
3,236	Teradata Corp.*(a)	129,764
1,149	Trade Desk Inc. (The), Class A Shares*	925,393
1,102	Tyler Technologies Inc.*	510,689
797	Unity Software Inc.*(a)	85,781
18,303	VMware Inc., Class A Shares*(a)	2,529,658
13,070	Workday Inc., Class A Shares*	3,204,503
3,298	Zendesk Inc.*	481,970
4,758	Zoom Video Communications Inc., Class A Shares*	1,777,636
2,073	Zscaler Inc.*	425,027

	Total Software	163,361,771

Technology Hardware, Storage & Peripherals — 4.0%
522,787	Apple Inc.	63,393,152
92,879	Dell Technologies Inc., Class C Shares*	7,529,700
35,637	Hewlett Packard Enterprise Co.	518,875
38,976	HP Inc.	1,129,135
3,670	NCR Corp.*	127,569
6,050	NetApp Inc.	378,730
6,763	Pure Storage Inc., Class A Shares*	158,119
84,857	Western Digital Corp.	5,815,250
5,287	Xerox Holdings Corp.	134,713

	Total Technology Hardware, Storage & Peripherals	79,185,243

	TOTAL INFORMATION TECHNOLOGY	524,261,327

MATERIALS — 3.0%

Chemicals — 1.7%
6,125	Air Products & Chemicals Inc.	1,565,672
3,049	Albemarle Corp.	479,333
1,389	Ashland Global Holdings Inc.	116,843
6,270	Axalta Coating Systems Ltd.*	171,422
1,624	Cabot Corp.	79,949
3,344	Celanese Corp., Class A Shares	464,515
5,871	CF Industries Holdings Inc.	265,839
4,838	Chemours Co. (The)	113,838
20,768	Corteva Inc.	937,675
20,457	Dow Inc.	1,213,305
129,747	DuPont de Nemours Inc.	9,123,809
3,805	Eastman Chemical Co.	415,734
19,231	Ecolab Inc.	4,026,202
6,634	Element Solutions Inc.	119,744
3,348	FMC Corp.	340,458
5,644	Huntsman Corp.	154,081
6,839	International Flavors & Fragrances Inc.	926,753
14,684	Linde PLC	3,586,861
7,011	LyondellBasell Industries NV, Class A Shares	722,764
9,977	Mosaic Co. (The)	293,324
206	NewMarket Corp.	78,070
4,688	Olin Corp.	145,047
6,819	PPG Industries Inc.	919,338
3,693	RPM International Inc.	294,110

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 3.0% — (continued)

Chemicals — 1.7% — (continued)
1,186	Scotts Miracle-Gro Co. (The)	$252,796
6,447	Sherwin-Williams Co. (The)	4,386,152
5,261	Valvoline Inc.	131,314
1,035	Westlake Chemical Corp.	88,586
32,519	WR Grace & Co.(a)	1,927,076

	Total Chemicals	33,340,610

Construction Materials — 0.4%
1,210	Eagle Materials Inc.	151,710
1,784	Martin Marietta Materials Inc.	600,976
40,418	Vulcan Materials Co.	6,749,402

	Total Construction Materials	7,502,088

Containers & Packaging — 0.7%
41,944	Amcor PLC	458,867
1,855	AptarGroup Inc.	241,280
532	Ardagh Group SA, Class A Shares	13,481
2,405	Avery Dennison Corp.	421,380
8,745	Ball Corp.	746,735
67,895	Berry Global Group Inc.*	3,761,383
54,421	Crown Holdings Inc.*	5,200,471
8,029	Graphic Packaging Holding Co.	127,420
11,261	International Paper Co.	559,109
72,240	O-I Glass Inc.*	843,763
2,399	Packaging Corp. of America	316,716
4,081	Sealed Air Corp.	170,994
2,255	Silgan Holdings Inc.	84,698
2,530	Sonoco Products Co.(a)	150,712
7,412	WestRock Co.	323,089

	Total Containers & Packaging	13,420,098

Metals & Mining — 0.2%
40,313	Freeport-McMoRan Inc.*	1,367,014
22,402	Newmont Corp.	1,218,221
8,671	Nucor Corp.	518,699
1,729	Reliance Steel & Aluminum Co.	228,574
1,894	Royal Gold Inc.	196,427
2,395	Southern Copper Corp.	170,835
5,791	Steel Dynamics Inc.	240,790

	Total Metals & Mining	3,940,560

	TOTAL MATERIALS	58,203,356

REAL ESTATE — 2.8%

Equity Real Estate Investment Trusts (REITs) — 2.8%
3,790	Alexandria Real Estate Equities Inc.	605,225
3,920	American Campus Communities Inc.	160,563
7,498	American Homes 4 Rent, Class A Shares	233,488
12,345	American Tower Corp.	2,668,125
5,857	Americold Realty Trust	205,229
4,211	Apartment Income REIT Corp.	172,146
4,211	Apartment Investment & Management Co., Class A Shares	20,044
6,154	Apple Hospitality REIT Inc.	87,695
3,829	AvalonBay Communities Inc.	672,947
4,411	Boston Properties Inc.	437,262
4,963	Brandywine Realty Trust	60,698

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 2.8% — (continued)

Equity Real Estate Investment Trusts (REITs) — 2.8% — (continued)
8,429	Brixmor Property Group Inc.	$165,883
1,594	Brookfield Property REIT Inc., Class A Shares(a)	27,895
2,322	Camden Property Trust	241,836
1,145	CoreSite Realty Corp.	139,358
3,225	Corporate Office Properties Trust	83,850
4,399	Cousins Properties Inc.	147,542
51,502	Crown Castle International Corp.	8,021,437
5,580	CubeSmart	206,237
3,422	CyrusOne Inc.	224,586
7,662	Digital Realty Trust Inc.	1,032,301
4,687	Douglas Emmett Inc.	153,499
9,612	Duke Realty Corp.	377,271
4,296	Empire State Realty Trust Inc., Class A Shares	47,299
2,164	EPR Properties	97,770
6,752	Equinix Inc.	4,377,592
2,452	Equity Commonwealth	69,171
5,023	Equity LifeStyle Properties Inc.	309,668
125,356	Equity Residential	8,199,536
1,856	Essex Property Trust Inc.	472,890
3,291	Extra Space Storage Inc.	413,679
2,156	Federal Realty Investment Trust	218,123
3,495	First Industrial Realty Trust Inc.	149,271
6,025	Gaming and Leisure Properties Inc.	267,510
6,293	Healthcare Trust of America Inc., Class A Shares	170,918
14,215	Healthpeak Properties Inc.	413,514
3,096	Highwoods Properties Inc.	123,716
19,808	Host Hotels & Resorts Inc.	328,615
4,572	Hudson Pacific Properties Inc.	116,997
14,954	Invitation Homes Inc.	435,760
8,262	Iron Mountain Inc.(a)	287,435
3,736	JBG SMITH Properties	118,618
3,269	Kilroy Realty Corp.(a)	207,451
11,571	Kimco Realty Corp.	212,096
2,483	Lamar Advertising Co., Class A Shares	215,003
2,020	Life Storage Inc.	169,478
15,023	Medical Properties Trust Inc.	324,347
2,986	Mid-America Apartment Communities Inc.	402,304
4,947	National Retail Properties Inc.	216,876
6,439	Omega Healthcare Investors Inc.	239,144
4,270	Outfront Media Inc.	86,596
5,736	Paramount Group Inc.	53,173
6,794	Park Hotels & Resorts Inc.	147,770
20,564	Prologis Inc.	2,037,275
42,274	Public Storage	9,889,580
3,943	Rayonier Inc.	128,700
9,940	Realty Income Corp.	598,984
4,835	Regency Centers Corp.	264,861
3,653	Rexford Industrial Realty Inc.	174,321
3,196	SBA Communications Corp., Class A Shares	815,395
9,162	Simon Property Group Inc.	1,034,573
1,970	SL Green Realty Corp.(a)	136,068
3,020	Spirit Realty Capital Inc.	129,920
6,651	STORE Capital Corp.	222,409
2,995	Sun Communities Inc.	455,090
8,472	UDR Inc.	348,792

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 2.8% — (continued)

Equity Real Estate Investment Trusts (REITs) — 2.8% — (continued)
10,120	Ventas Inc.	$535,348
6,536	VEREIT Inc.	254,904
14,169	VICI Properties Inc.	403,817
5,001	Vornado Realty Trust	214,743
3,829	Weingarten Realty Investors	97,218
12,086	Welltower Inc.	820,639
20,582	Weyerhaeuser Co.	697,112
4,774	WP Carey Inc.	327,210

	Total Equity Real Estate Investment Trusts (REITs)	54,624,396

Real Estate Management & Development — 0.0%
9,068	CBRE Group Inc., Class A Shares*	687,083
1,168	Howard Hughes Corp. (The)*	110,808
1,484	Jones Lang LaSalle Inc.*	258,186

	Total Real Estate Management & Development	1,056,077

	TOTAL REAL ESTATE	55,680,473

UTILITIES — 1.7%

Electric Utilities — 1.3%
7,183	Alliant Energy Corp.	331,567
13,826	American Electric Power Co., Inc.	1,034,876
1,630	Avangrid Inc.	74,589
20,475	Duke Energy Corp.	1,752,455
124,591	Edison International	6,726,668
5,790	Entergy Corp.	502,630
6,519	Evergy Inc.	349,614
9,399	Eversource Energy	747,033
27,141	Exelon Corp.	1,047,643
15,614	FirstEnergy Corp.	517,448
3,042	Hawaiian Electric Industries Inc.	106,348
1,429	IDACORP Inc.	123,237
54,860	NextEra Energy Inc.	4,031,113
104,470	NRG Energy Inc.	3,814,200
5,772	OGE Energy Corp.	168,946
34,491	PG&E Corp.*	362,500
3,251	Pinnacle West Capital Corp.	227,342
22,418	PPL Corp.	587,127
29,430	Southern Co. (The)	1,669,270
14,510	Xcel Energy Inc.	850,141

	Total Electric Utilities	25,024,747

Gas Utilities — 0.0%
3,419	Atmos Energy Corp.	289,282
2,437	National Fuel Gas Co.	110,737
6,008	UGI Corp.	230,166

	Total Gas Utilities	630,185

Independent Power & Renewable Electricity Producers — 0.0%
18,741	AES Corp. (The)	497,761
14,291	Vistra Corp.	246,520

	Total Independent Power & Renewable Electricity Producers	744,281

Multi-Utilities — 0.3%
7,087	Ameren Corp.	498,004
14,553	CenterPoint Energy Inc.	282,910
7,774	CMS Energy Corp.	420,651

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value

UTILITIES — 1.7% — (continued)

Multi-Utilities — 0.3% — (continued)
9,363		Consolidated Edison Inc.	$614,681
22,507		Dominion Energy Inc.	1,537,678
5,552		DTE Energy Co.	653,582
6,117		MDU Resources Group Inc.	171,888
11,406		NiSource Inc.	246,370
13,869		Public Service Enterprise Group Inc.	746,568
8,044		Sempra Energy	932,943
8,627		WEC Energy Group Inc.	695,681

		Total Multi-Utilities	6,800,956

Water Utilities — 0.1%
5,031		American Water Works Co., Inc.	713,798
5,679		Essential Utilities Inc.	238,859

		Total Water Utilities	952,657

		TOTAL UTILITIES	34,152,826

		TOTAL COMMON STOCKS (Cost — $982,246,667)	1,891,095,838

CLOSED END MUTUAL FUND SECURITY — 1.1%

FINANCIALS — 1.1%

Capital Markets — 1.1%
321,576		iShares® Core S&P U.S. Value, Common Class Shares(a) (Cost — $18,278,347)	20,934,597

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost —$1,000,525,014)	1,912,030,435

Face Amount†

SHORT-TERM INVESTMENTS (c) — 3.3%

MONEY MARKET FUND — 0.8%
$16,139,427		Invesco STIT — Government & Agency Portfolio, 0.030%, Institutional Class(d) (Cost — $16,139,427)	16,139,427

TIME DEPOSITS — 2.5%
22,935,326		ANZ National Bank — London, 0.000% due 3/1/21	22,935,326
12,415,302		Barclays Bank PLC — London, 0.000% due 3/1/21	12,415,302
		BBH — Grand Cayman:
29,803	CAD	0.010% due 3/1/21	23,425
5,384		0.000% due 3/1/21	5,384
12,332,357		Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	12,332,357
245,181		Sumitomo Mitsui Banking Corp. — Tokyo, 0.000% due 3/1/21	245,181

		TOTAL TIME DEPOSITS (Cost — $47,956,975)	47,956,975

		TOTAL SHORT-TERM INVESTMENTS (Cost — $64,096,402)	64,096,402

		TOTAL INVESTMENTS — 100.5% (Cost — $1,064,621,416)	1,976,126,837

		Liabilities in Excess of Other Assets — (0.5)%	(9,463,001)

		TOTAL NET ASSETS — 100.0%	$1,966,663,836

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security (See Note 2). As of February 28, 2021, total cost and total market value of affiliated securities amounted to $904,811 and $2,929,823, respectively.
(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.5%.
(d)	Represents investments of collateral received from securities lending transactions.

At February 28, 2021, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,064,621,416	$938,074,242	$(26,466,735)	$911,607,507

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	26.8%
Health Care	13.9
Consumer Discretionary	12.6
Financials	10.9
Industrials	9.5
Communication Services	9.4
Consumer Staples	4.9
Materials	3.0
Real Estate	2.8
Energy	2.1
Utilities	1.7
Short-Term Investments	2.4

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2021, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index March Futures	60	3/21	$11,350,214	$11,427,750	$77,536
S&P MidCap 400 E-mini Index March Futures	3	3/21	723,860	748,410	24,550

					$102,086

At February 28, 2021, Large Cap Equity Fund had deposited cash of $685,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.2%

COMMUNICATION SERVICES — 2.5%

Diversified Telecommunication Services — 0.2%
2,933	Alaska Communications Systems Group Inc.	$9,591
591	Anterix Inc.*	24,958
595	ATN International Inc.	28,964
1,054	Bandwidth Inc., Class A Shares*	166,911
1,942	Cincinnati Bell Inc.*	29,674
2,334	Cogent Communications Holdings Inc.	139,690
4,038	Consolidated Communications Holdings Inc.*	21,240
693	IDT Corp., Class B Shares*	12,439
6,458	Iridium Communications Inc.*	247,406
2,331	Liberty Latin America Ltd., Class A Shares*	25,571
8,677	Liberty Latin America Ltd., Class C Shares*	95,100
1,271	Ooma Inc.*	20,082
48,265	ORBCOMM Inc.*	368,262
40,409	Vonage Holdings Corp.*	534,207

	Total Diversified Telecommunication Services	1,724,095

Entertainment — 0.6%
2,972	AMC Entertainment Holdings Inc., Class A Shares	23,806
5,880	Cinemark Holdings Inc.(a)	132,006
7,782	Eros STX Global Corp.*(a)	14,241
276	Gaia Inc., Class A Shares*	2,628
7,921	Glu Mobile Inc.*	98,854
2,644	IMAX Corp.*	54,651
594	Liberty Media Corp-Liberty Braves, Class A Shares*	17,452
2,091	Liberty Media Corp-Liberty Braves, Class C Shares*	60,200
1,397	Liberty Media Corp-Liberty Formula One, Class A Shares*	54,162
10,796	Liberty Media Corp-Liberty Formula One, Class C Shares*	473,944
3,417	Lions Gate Entertainment Corp., Class A Shares*(a)	49,615
6,129	Lions Gate Entertainment Corp., Class B Shares*	76,858
3,392	LiveXLive Media Inc.*	13,466
1,025	Madison Square Garden Entertainment Corp.*	110,464
3,655	Madison Square Garden Sports Corp., Class A Shares*	703,039
1,226	Marcus Corp. (The)*	24,079
13,292	World Wrestling Entertainment Inc., Class A Shares(a)	656,625
182,016	Zynga Inc., Class A Shares*	2,029,478

	Total Entertainment	4,595,568

Interactive Media & Services — 0.4%
4,727	Cargurus Inc., Class A Shares*	122,666
3,633	Cars.com Inc.*	42,397
2,121	DHI Group Inc.*	6,596
3,464	Eventbrite Inc., Class A Shares*	68,830
774	EverQuote Inc., Class A Shares*	37,910
4,565	Liberty TripAdvisor Holdings Inc., Class A Shares*	25,701
498	MediaAlpha Inc., Class A Shares*	26,150
2,640	QuinStreet Inc.*	63,069
5,435	TripAdvisor Inc.*	269,685
6,296	TrueCar Inc.*	34,124
3,846	Yelp Inc., Class A Shares*	145,033
3,166	Zillow Group Inc., Class A Shares*	537,650
7,827	Zillow Group Inc., Class C Shares*	1,262,730

	Total Interactive Media & Services	2,642,541

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.5% — (continued)

Media — 1.3%
1,344	AMC Networks Inc., Class A Shares*(a)	$88,153
700	Boston Omaha Corp., Class A Shares*	29,386
1,625	Cable One Inc.	3,111,631
1,422	Cardlytics Inc.*	188,315
3,423	comScore Inc.*	12,494
75,579	Criteo SA, ADR*	2,599,162
62	Daily Journal Corp.*	21,223
930	Emerald Holding Inc.*	5,087
7,106	Entercom Communications Corp., Class A Shares	31,764
2,331	Entravision Communications Corp., Class A Shares	7,296
3,017	EW Scripps Co. (The), Class A Shares	56,780
2,051	Fluent Inc.*	12,983
7,491	Gannett Co., Inc.*	37,080
4,483	Gray Television Inc.*	81,366
634	Hemisphere Media Group Inc., Class A Shares*	7,006
3,322	iHeartMedia Inc., Class A Shares*	46,741
21,117	Interpublic Group of Cos., Inc. (The)	551,576
7,937	John Wiley & Sons Inc., Class A Shares	418,121
764	Loral Space & Communications Inc.	33,876
1,905	Meredith Corp.*	47,206
871	MSG Networks Inc., Class A Shares*	14,772
3,988	National CineMedia Inc.	18,823
8,801	New York Times Co. (The), Class A Shares	450,347
20,464	News Corp., Class A Shares	479,881
6,710	News Corp., Class B Shares	153,793
2,345	Nexstar Media Group Inc., Class A Shares	322,555
152	Saga Communications Inc., Class A Shares	3,143
1,571	Scholastic Corp.	45,245
2,329	Sinclair Broadcast Group Inc., Class A Shares	72,036
1,347	TechTarget Inc.*	112,650
12,035	TEGNA Inc.	219,398
1,112	Tribune Publishing Co.*	18,882
2,901	WideOpenWest Inc.*	40,759

	Total Media	9,339,530

Wireless Telecommunication Services — 0.0%
2,492	Boingo Wireless Inc.*	28,409
2,907	Gogo Inc.*(a)	34,448
2,646	Shenandoah Telecommunications Co.(a)	117,350
801	Spok Holdings Inc.	8,586
5,557	Telephone & Data Systems Inc.	99,415
846	United States Cellular Corp.*	24,898

	Total Wireless Telecommunication Services	313,106

	TOTAL COMMUNICATION SERVICES	18,614,840

CONSUMER DISCRETIONARY — 8.9%

Auto Components — 0.5%
4,800	Adient PLC*	177,984
6,163	American Axle & Manufacturing Holdings Inc.*	60,213
13,031	BorgWarner Inc.	586,395
2,758	Cooper Tire & Rubber Co.	157,868
800	Cooper-Standard Holdings Inc.*	28,656
7,924	Dana Inc.*	188,670
1,450	Dorman Products Inc.*	144,579
2,242	Fox Factory Holding Corp.*	285,070

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.9% — (continued)

Auto Components — 0.5% — (continued)
13,321	Gentex Corp.	$471,297
1,766	Gentherm Inc.*	125,015
12,247	Goodyear Tire & Rubber Co. (The)*	205,872
1,358	LCI Industries	191,397
3,196	Lear Corp.	530,824
2,230	Modine Manufacturing Co.*	30,930
1,072	Motorcar Parts of America Inc.*	22,812
1,228	Patrick Industries Inc.	96,926
1,189	Standard Motor Products Inc.	49,950
1,385	Stoneridge Inc.*	42,464
2,911	Tenneco Inc., Class A Shares*	32,429
1,515	Visteon Corp.*	192,663
912	XPEL Inc.*	44,095

	Total Auto Components	3,666,109

Automobiles — 0.1%
8,294	Harley-Davidson Inc.	295,847
2,860	Thor Industries Inc.(a)	334,791
1,713	Winnebago Industries Inc.	119,225
5,088	Workhorse Group Inc.*(a)	82,273

	Total Automobiles	832,136

Distributors — 0.1%
2,484	Core-Mark Holding Co., Inc.	80,929
1,513	Funko Inc., Class A Shares*(a)	20,546
421	Greenlane Holdings Inc., Class A Shares*	2,257
2,076	Pool Corp.	694,982
241	Weyco Group Inc.	4,230

	Total Distributors	802,944

Diversified Consumer Services — 0.6%
2,816	Adtalem Global Education Inc.*	110,669
838	American Public Education Inc.*	24,671
1,014	Aspen Group Inc.*	9,004
10,720	Bright Horizons Family Solutions Inc.*	1,711,555
928	Carriage Services Inc., Class A Shares	30,587
7,033	Chegg Inc.*	678,895
4,715	frontdoor Inc.*	246,925
212	Graham Holdings Co., Class B Shares	127,376
2,537	Grand Canyon Education Inc.*	265,599
10,593	H&R Block Inc.	203,703
6,551	Houghton Mifflin Harcourt Co.*	39,961
5,835	Laureate Education Inc., Class A Shares*	80,231
1,806	OneSpaWorld Holdings Ltd.*	19,703
3,809	Perdoceo Education Corp.*	49,022
1,186	Regis Corp.*	13,935
9,002	Service Corp. International	429,935
1,306	Strategic Education Inc.	118,742
2,192	Stride Inc.*	52,718
7,186	Terminix Global Holdings Inc.*	323,442
1,566	Universal Technical Institute Inc.*	9,600
4,255	Vivint Smart Home Inc.*	72,335
2,394	WW International Inc.*	70,599

	Total Diversified Consumer Services	4,689,207

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.9% — (continued)

Hotels, Restaurants & Leisure — 2.0%
2,216	Accel Entertainment Inc., Class A Shares*	$24,575
12,161	Aramark	451,416
1,001	Bally’s Corp.	59,580
3	Biglari Holdings Inc., Class A Shares*	1,757
43	Biglari Holdings Inc., Class B Shares*	5,037
1,137	BJ’s Restaurants Inc.*	63,138
4,700	Bloomin’ Brands Inc.*	116,748
271	Bluegreen Vacations Corp.	2,168
490	Bluegreen Vacations Holding Corp., Class A Shares*	7,781
4,252	Boyd Gaming Corp.*	249,592
2,400	Brinker International Inc.	164,616
9,657	Caesars Entertainment Inc.*	902,350
2,267	Carrols Restaurant Group Inc.*	14,010
1,124	Century Casinos Inc.*	9,059
24,281	Cheesecake Factory Inc. (The)(a)	1,334,241
1,909	Choice Hotels International Inc.	200,197
8,910	Churchill Downs Inc.	2,054,913
1,103	Chuy’s Holdings Inc.*	45,223
1,276	Cracker Barrel Old Country Store Inc.	197,614
2,220	Dave & Buster’s Entertainment Inc.*	90,154
1,875	Del Taco Restaurants Inc.	18,825
3,542	Denny’s Corp.*(a)	62,162
855	Dine Brands Global Inc.	67,639
1,056	El Pollo Loco Holdings Inc.*	19,357
4,367	Everi Holdings Inc.*	65,985
9,808	Extended Stay America Inc.	157,811
893	Fiesta Restaurant Group Inc.*	13,627
1,166	GAN Ltd.*	29,780
1,107	Golden Entertainment Inc.*	26,158
4,671	Hilton Grand Vacations Inc.*	184,551
1,920	Hyatt Hotels Corp., Class A Shares*	168,864
77,272	International Game Technology PLC	1,413,305
1,235	Jack in the Box Inc.	126,402
296	Kura Sushi USA Inc., Class A Shares*	8,847
1,459	Lindblad Expeditions Holdings Inc.*	30,391
2,136	Marriott Vacations Worldwide Corp.*	362,501
697	Monarch Casino & Resort Inc.*	47,159
185	Nathan’s Famous Inc.	11,056
2,016	Noodles & Co., Class A Shares*	19,031
17,214	Norwegian Cruise Line Holdings Ltd.*(a)	508,846
1,770	Papa John’s International Inc.(a)	159,636
8,383	Penn National Gaming Inc.*	970,584
4,420	Planet Fitness Inc., Class A Shares*	380,518
101,310	Playa Hotels & Resorts NV*	726,393
1,121	PlayAGS Inc.*	9,159
322	RCI Hospitality Holdings Inc.	20,689
946	Red Robin Gourmet Burgers Inc.*	29,033
3,589	Red Rock Resorts Inc., Class A Shares	108,280
1,747	Ruth’s Hospitality Group Inc.	39,840
3,076	Scientific Games Corp., Class A Shares*	144,049
15,050	SeaWorld Entertainment Inc.*	747,383
1,915	Shake Shack Inc., Class A Shares*	226,889
4,264	Six Flags Entertainment Corp.	190,174
1,394	Target Hospitality Corp.*	2,328

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.9% — (continued)

Hotels, Restaurants & Leisure — 2.0% — (continued)
3,554	Texas Roadhouse Inc., Class A Shares	$322,988
4,622	Travel + Leisure Co.	279,307
2,146	Vail Resorts Inc.	663,500
9,835	Wendy’s Co. (The)	200,929
1,613	Wingstop Inc.	219,610
5,045	Wyndham Hotels & Resorts Inc.	329,338

	Total Hotels, Restaurants & Leisure	15,107,093

Household Durables — 1.4%
1,540	Beazer Homes USA Inc.*	27,212
1,304	Casper Sleep Inc.*	10,941
509	Cavco Industries Inc.*	107,353
1,614	Century Communities Inc.*	89,303
1,148	Ethan Allen Interiors Inc.	29,412
7,058	GoPro Inc., Class A Shares*	53,076
1,313	Green Brick Partners Inc.*	25,905
302	Hamilton Beach Brands Holding Co., Class A Shares	5,306
1,343	Helen of Troy Ltd.*(a)	291,162
681	Hooker Furniture Corp.	23,025
1,260	Installed Building Products Inc.*	137,794
1,514	iRobot Corp.*	187,903
4,842	KB Home	195,520
2,474	La-Z-Boy Inc.	105,417
368	Legacy Housing Corp.*	5,781
7,168	Leggett & Platt Inc.	310,159
1,224	LGI Homes Inc.*	133,722
500	Lifetime Brands Inc.	6,485
489	Lovesac Co. (The)*	28,210
1,472	M/I Homes Inc.*	73,453
2,796	MDC Holdings Inc.	158,170
2,044	Meritage Homes Corp.*	172,330
3,128	Mohawk Industries Inc.*	547,369
55,032	Newell Brands Inc.	1,275,091
183	NVR Inc.*	823,654
14,104	PulteGroup Inc.	636,231
846	Purple Innovation Inc., Class A Shares*	31,124
2,688	Skyline Champion Corp.*	118,944
4,248	Sonos Inc.*	165,417
6,771	Taylor Morrison Home Corp., Class A Shares*	186,270
44,190	Tempur Sealy International Inc.	1,476,388
6,330	Toll Brothers Inc.	338,149
11,315	TopBuild Corp.*	2,154,489
7,030	TRI Pointe Group Inc.*	133,570
2,621	Tupperware Brands Corp.*(a)	80,124
758	Turtle Beach Corp.*	22,664
701	Universal Electronics Inc.*	40,791
1,020	VOXX International Corp., Class A Shares*	21,145

	Total Household Durables	10,229,059

Internet & Direct Marketing Retail — 0.5%
24,741	1-800-Flowers.com Inc., Class A Shares*(a)	699,676
1,895	CarParts.com Inc.*	33,598
429	Duluth Holdings Inc., Class B Shares*(a)	5,997
6,374	Etsy Inc.*	1,404,001
1,217	Groupon Inc., Class A Shares*	52,818

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.9% — (continued)

Internet & Direct Marketing Retail — 0.5% — (continued)
4,935	Grubhub Inc.*	$316,185
533	Lands’ End Inc.*	17,610
1,785	Liquidity Services Inc.*	27,864
5,785	Magnite Inc.*	282,713
2,314	Overstock.com Inc.*	155,431
1,141	PetMed Express Inc.	39,604
4,752	Quotient Technology Inc.*	63,772
20,152	Qurate Retail Inc., Class A Shares	250,288
3,411	RealReal Inc. (The)*	87,117
1,200	Shutterstock Inc.	105,876
888	Stamps.com Inc.*	161,554
3,225	Stitch Fix Inc., Class A Shares*(a)	246,100
4,149	Waitr Holdings Inc.*	13,194

	Total Internet & Direct Marketing Retail	3,963,398

Leisure Products — 0.5%
1,896	Acushnet Holdings Corp.	80,049
770	American Outdoor Brands Inc.*	15,408
18,690	BRP Inc.	1,350,166
4,299	Brunswick Corp.	379,903
5,133	Callaway Golf Co.	143,467
773	Clarus Corp.	13,419
544	Escalade Inc.	10,749
285	Johnson Outdoors Inc., Class A Shares	34,394
1,119	Malibu Boats Inc., Class A Shares*	83,410
338	Marine Products Corp.	5,682
1,019	MasterCraft Boat Holdings Inc.*	26,117
18,384	Mattel Inc.*	371,357
1,615	Nautilus Inc.*	29,732
3,173	Polaris Inc.	373,652
3,080	Smith & Wesson Brands Inc.	53,007
937	Sturm Ruger & Co., Inc.	63,903
3,013	Vista Outdoor Inc.*	95,241
4,340	YETI Holdings Inc.*	298,462

	Total Leisure Products	3,428,118

Multiline Retail — 0.2%
2,147	Big Lots Inc.(a)	136,420
328	Dillard’s Inc., Class A Shares(a)	26,142
1,302	Franchise Group Inc.	45,674
8,541	Kohl’s Corp.	471,890
16,026	Macy’s Inc.	243,756
6,012	Nordstrom Inc.	219,138
2,996	Ollie’s Bargain Outlet Holdings Inc.*	247,709

	Total Multiline Retail	1,390,729

Specialty Retail — 2.1%
1,850	Aaron’s Co., Inc. (The)*	40,626
3,284	Abercrombie & Fitch Co., Class A Shares	89,883
640	Academy Sports & Outdoors Inc.*	15,334
8,163	American Eagle Outfitters Inc.(a)	209,789
360	America’s Car-Mart Inc.*	48,600
1,060	Asbury Automotive Group Inc.*	179,617
3,007	At Home Group Inc.*	75,746
3,093	AutoNation Inc.*	232,037

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.9% — (continued)

Specialty Retail — 2.1% — (continued)
6,932	Bed Bath & Beyond Inc.(a)	$186,194
1,549	Boot Barn Holdings Inc.*	93,591
1,495	Buckle Inc. (The)	57,468
1,947	Caleres Inc.	30,879
1,821	Camping World Holdings Inc., Class A Shares	56,997
14,979	CarMax Inc.*	1,790,140
1,221	Cato Corp. (The), Class A Shares	15,067
36,653	Chico’s FAS Inc.	98,597
7,657	Children’s Place Inc. (The)*(a)	530,247
480	Citi Trends Inc.	37,387
814	Conn’s Inc.*	11,551
465	Container Store Group Inc. (The)*	7,128
32,721	Designer Brands Inc., Class A Shares	408,685
3,409	Dick’s Sporting Goods Inc.	243,300
2,386	Express Inc.*(a)	6,418
9,089	Five Below Inc.*	1,691,645
5,033	Floor & Decor Holdings Inc., Class A Shares*	478,588
5,702	Foot Locker Inc.	274,209
2,944	GameStop Corp., Class A Shares*(a)	299,523
10,046	Gap Inc. (The)*	250,648
863	Genesco Inc.*	38,783
905	Group 1 Automotive Inc.(a)	137,958
1,961	GrowGeneration Corp.*(a)	89,480
2,360	Guess? Inc.	59,496
992	Haverty Furniture Cos., Inc.	35,881
924	Hibbett Sports Inc.*	59,376
12,328	L Brands Inc.*	673,848
4,064	Leslie’s Inc.*(a)	98,674
1,388	Lithia Motors Inc., Class A Shares	519,043
1,569	Lumber Liquidators Holdings Inc.*	38,864
972	MarineMax Inc.*	43,400
4,190	Michaels Cos., Inc. (The)*	62,850
19,654	Monro Inc.	1,218,351
1,413	Murphy USA Inc.	176,130
37,045	National Vision Holdings Inc.*	1,759,267
16,940	ODP Corp. (The)*	648,294
260	OneWater Marine Inc., Class A Shares*	9,259
1,672	Penske Automotive Group Inc.	113,663
2,667	Rent-A-Center Inc.	154,046
846	RH*	414,853
6,123	Sally Beauty Holdings Inc.*	98,580
564	Shoe Carnival Inc.	27,613
2,737	Signet Jewelers Ltd.*	136,248
1,394	Sleep Number Corp.*	191,159
1,370	Sonic Automotive Inc., Class A Shares(a)	63,171
2,372	Sportsman’s Warehouse Holdings Inc.*	40,182
1,548	Tilly’s Inc., Class A Shares*	15,975
3,769	Urban Outfitters Inc.*	127,769
1,326	Vroom Inc.*(a)	58,676
4,092	Williams-Sonoma Inc.	537,239
173	Winmark Corp.	30,533
1,208	Zumiez Inc.*	54,457

	Total Specialty Retail	15,193,012

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 8.9% — (continued)

Textiles, Apparel & Luxury Goods — 0.9%
7,596	Capri Holdings Ltd.*	$354,505
15,749	Carter’s Inc.(a)	1,314,569
1,575	Columbia Sportswear Co.	162,335
3,548	Crocs Inc.*	272,203
1,500	Deckers Outdoor Corp.*	489,165
2,154	Fossil Group Inc.*	32,612
2,282	G-III Apparel Group Ltd.*	65,699
18,892	Hanesbrands Inc.	334,200
2,821	Kontoor Brands Inc.	119,187
426	Lakeland Industries Inc.*	13,372
703	Movado Group Inc.	16,028
911	Oxford Industries Inc.(a)	69,455
3,767	PVH Corp.	376,549
2,575	Ralph Lauren Corp., Class A Shares	301,481
439	Rocky Brands Inc.	19,136
7,146	Skechers USA Inc., Class A Shares*	261,544
4,503	Steven Madden Ltd.	166,566
353	Superior Group of Cos., Inc.	8,409
14,872	Tapestry Inc.	626,706
10,230	Under Armour Inc., Class A Shares*	223,935
10,527	Under Armour Inc., Class C Shares*	191,591
888	Unifi Inc.*	22,138
915	Vera Bradley Inc.*	8,683
39,992	Wolverine World Wide Inc.	1,397,720

	Total Textiles, Apparel & Luxury Goods	6,847,788

	TOTAL CONSUMER DISCRETIONARY	66,149,593

CONSUMER STAPLES — 3.8%

Beverages — 0.1%
486	Boston Beer Co., Inc. (The), Class A Shares*	499,953
1,843	Celsius Holdings Inc.*	109,714
257	Coca-Cola Consolidated Inc.	65,961
716	MGP Ingredients Inc.	45,738
1,354	National Beverage Corp.(a)	64,532
5,798	NewAge Inc.*(a)	15,249
5,317	Pernod Ricard SA, ADR(a)	202,259
8,559	Primo Water Corp.	122,308

	Total Beverages	1,125,714

Food & Staples Retailing — 0.3%
2,360	Albertsons Cos., Inc., Class A Shares(a)	38,161
1,628	Andersons Inc. (The)	42,556
7,437	BJ’s Wholesale Club Holdings Inc.*(a)	298,819
1,977	Casey’s General Stores Inc.	399,275
1,515	Chefs’ Warehouse Inc. (The)*	47,177
3,788	Grocery Outlet Holding Corp.*	136,330
1,917	HF Foods Group Inc.*(a)	14,128
768	Ingles Markets Inc., Class A Shares	39,905
321	Natural Grocers by Vitamin Cottage Inc.	4,520
7,105	Performance Food Group Co.*	385,375
1,242	PriceSmart Inc.	119,791
2,924	Rite Aid Corp.*(a)	57,252
2,027	SpartanNash Co.	36,952
6,406	Sprouts Farmers Market Inc.*	135,231

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 3.8% — (continued)

Food & Staples Retailing — 0.3% — (continued)
3,026	United Natural Foods Inc.*(a)	$80,038
11,772	US Foods Holding Corp.*	429,207
542	Village Super Market Inc., Class A Shares	12,493
487	Weis Markets Inc.	26,030

	Total Food & Staples Retailing	2,303,240

Food Products — 2.2%
325	Alico Inc.	9,633
3,490	B&G Foods Inc.(a)	105,852
2,819	Beyond Meat Inc.*(a)	410,108
71	Bridgford Foods Corp.*	1,093
7,389	Bunge Ltd.	565,850
6,100	Calavo Growers Inc.	459,025
86,667	Cal-Maine Foods Inc.*	3,302,013
8,637	Darling Ingredients Inc.*	544,477
956	Farmer Brothers Co.*	7,466
10,668	Flowers Foods Inc.	232,029
1,724	Fresh Del Monte Produce Inc.	44,376
2,125	Freshpet Inc.*	331,245
29,086	Hain Celestial Group Inc. (The)*(a)	1,226,848
6,578	Hostess Brands Inc., Class A Shares*(a)	94,657
3,589	Ingredion Inc.	323,728
819	J&J Snack Foods Corp.	130,024
455	John B Sanfilippo & Son Inc.	39,339
7,847	Lamb Weston Holdings Inc.	625,955
1,022	Lancaster Colony Corp.(a)	178,513
1,555	Landec Corp.*	17,338
974	Limoneira Co.	14,931
20,772	Mission Produce Inc.*	435,381
2,939	Pilgrim’s Pride Corp.*	65,804
3,471	Post Holdings Inc.*	333,424
27,578	Sanderson Farms Inc.	4,205,645
14	Seaboard Corp.	46,384
375	Seneca Foods Corp., Class A Shares*	20,423
4,640	Simply Good Foods Co. (The)*	135,349
910	Tootsie Roll Industries Inc.	28,037
39,780	TreeHouse Foods Inc.*(a)	1,989,796
520	Vital Farms Inc.*	14,102

	Total Food Products	15,938,845

Household Products — 0.2%
2,713	Central Garden & Pet Co., Class A Shares*	114,289
3,420	Energizer Holdings Inc.	142,956
27,752	Henkel AG & Co. KGaA, ADR	613,597
1,459	Kimberly-Clark Corp.	187,233
205	Oil-Dri Corp. of America	6,884
2,681	Reynolds Consumer Products Inc.	74,022
2,310	Spectrum Brands Holdings Inc.	179,141
713	WD-40 Co.(a)	222,278

	Total Household Products	1,540,400

Personal Products — 1.0%
232,137	Beiersdorf AG, ADR(a)	4,589,349
2,250	BellRing Brands Inc., Class A Shares*	51,120
15,833	Coty Inc., Class A Shares*	121,439

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 3.8% — (continued)

Personal Products — 1.0% — (continued)
2,970	Edgewell Personal Care Co.(a)	$90,852
2,343	elf Beauty Inc.*(a)	60,098
25,434	Herbalife Nutrition Ltd.*	1,144,021
996	Inter Parfums Inc.	72,878
920	Lifevantage Corp.*	8,050
578	Medifast Inc.	146,228
462	Nature’s Sunshine Products Inc.*	7,614
14,368	Nu Skin Enterprises Inc., Class A Shares	735,354
325	Revlon Inc., Class A Shares*(a)	3,682
648	USANA Health Sciences Inc.*	62,895
2,601	Veru Inc.*	35,946

	Total Personal Products	7,129,526

Tobacco — 0.0%
700	Turning Point Brands Inc.	34,440
1,350	Universal Corp.	68,607
7,355	Vector Group Ltd.	100,396

	Total Tobacco	203,443

	TOTAL CONSUMER STAPLES	28,241,168

ENERGY — 1.5%

Energy Equipment & Services — 0.4%
7,139	Archrock Inc.	73,603
1,053	Aspen Aerogels Inc.*	23,429
284	Bristow Group Inc.*	7,560
2,683	Cactus Inc., Class A Shares(a)	85,507
10,117	ChampionX Corp.*	215,189
854	DMC Global Inc.	53,793
9,242	Dril-Quip Inc.*	313,858
1,217	Exterran Corp.*	6,657
1,630	Forum Energy Technologies Inc.*	34,801
8,417	Frank’s International NV*	38,129
7,965	Helix Energy Solutions Group Inc.*	39,028
5,786	Helmerich & Payne Inc.	166,232
7,488	ION Geophysical Corp.*(a)	22,764
3,510	Liberty Oilfield Services Inc., Class A Shares	41,032
246	Nabors Industries Ltd.	27,308
984	National Energy Services Reunited Corp.*	13,038
5,187	Newpark Resources Inc.*	17,947
63,710	NexTier Oilfield Solutions Inc.*	296,252
21,318	NOV Inc.	321,902
28,450	Oceaneering International Inc.*	335,710
19,582	Oil States International Inc.*(a)	143,536
30,792	Patterson-UTI Energy Inc.	227,861
4,718	ProPetro Holding Corp.*	54,115
3,734	RPC Inc.*	23,711
3,334	Select Energy Services Inc., Class A Shares*	21,071
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	15,849
37,113	TETRA Technologies Inc.*	92,782
1,554	Tidewater Inc.*	19,363
32,510	Transocean Ltd.*(a)	112,810
4,215	US Silica Holdings Inc.	56,102

	Total Energy Equipment & Services	2,900,939

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 1.5% — (continued)

Oil, Gas & Consumable Fuels — 1.1%
166	Adams Resources & Energy Inc.	$4,831
15,819	Antero Midstream Corp.	139,524
12,708	Antero Resources Corp.*	114,372
20,029	Apache Corp.	395,172
895	Arch Resources Inc.	42,888
1,299	Ardmore Shipping Corp.*	5,118
4,260	Berry Corp.	21,130
1,131	Bonanza Creek Energy Inc.*	36,113
2,535	Brigham Minerals Inc., Class A Shares	36,276
5,562	Cimarex Energy Co.	322,540
6,164	Clean Energy Fuels Corp.*	80,379
12,114	CNX Resources Corp.*	152,758
671	Comstock Resources Inc.*	3,831
1,079	CONSOL Energy Inc.*	11,664
4,895	Contango Oil & Gas Co.*	23,839
4,159	Continental Resources Inc.*(a)	100,565
1,608	CVR Energy Inc.	35,505
3,419	Delek US Holdings Inc.	83,971
60,171	Devon Energy Corp.	1,296,083
5,873	DHT Holdings Inc.	32,771
1,459	Diamond S Shipping Inc.*	11,818
8,583	Diamondback Energy Inc.	594,630
1,888	Dorian LPG Ltd.*	23,506
660	Earthstone Energy Inc., Class A Shares*	4,673
6,337	Energy Fuels Inc.*	32,889
14,711	EQT Corp.*	261,709
22,454	Equitrans Midstream Corp.	162,342
969	Evolution Petroleum Corp.	3,440
1,579	Falcon Minerals Corp.	6,237
6,450	Frontline Ltd.	43,666
5,145	Golar LNG Ltd.*	58,087
224	Goodrich Petroleum Corp.*	2,175
1,908	Green Plains Inc.*	48,311
8,207	HollyFrontier Corp.	310,881
1,318	International Seaways Inc.	22,854
22,339	Kosmos Energy Ltd.(a)	68,804
6,876	Magnolia Oil & Gas Corp., Class A Shares*	82,925
43,103	Marathon Oil Corp.	478,443
6,113	Matador Resources Co.*	127,701
8,145	Murphy Oil Corp.	133,008
175	NACCO Industries Inc., Class A Shares	4,364
636	NextDecade Corp.*	1,259
7,882	Nordic American Tankers Ltd.	23,410
3,617	Overseas Shipholding Group Inc., Class A Shares*	7,957
14,370	Ovintiv Inc.	331,516
1,976	Par Pacific Holdings Inc.*	34,916
5,319	PBF Energy Inc., Class A Shares*	75,530
5,509	PDC Energy Inc.*	192,540
3,508	Peabody Energy Corp.*	15,084
589	Penn Virginia Corp.*	8,623
28	PrimeEnergy Resources Corp.*	1,310
73,195	QEP Resources Inc.	251,791
56,188	Range Resources Corp.*	541,652
1,976	Renewable Energy Group Inc.*	153,673

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 1.5% — (continued)

Oil, Gas & Consumable Fuels — 1.1% — (continued)
334	REX American Resources Corp.*	$31,419
2,779	Scorpio Tankers Inc.	41,018
5,075	SFL Corp., Ltd.	38,265
5,850	SM Energy Co.	81,081
34,242	Southwestern Energy Co.*	138,680
669	Talos Energy Inc.*	7,085
12,025	Targa Resources Corp.	371,933
8,170	Tellurian Inc.*	25,245
10,570	Uranium Energy Corp.*	22,408
5,333	W&T Offshore Inc.*	17,546
50	Whiting Petroleum Corp.*	1,715
3,412	World Fuel Services Corp.	106,045

	Total Oil, Gas & Consumable Fuels	7,943,494

	TOTAL ENERGY	10,844,433

FINANCIALS — 13.3%

Banks — 5.3%
350	1st Constitution Bancorp	6,143
963	1st Source Corp.	42,728
494	ACNB Corp.	13,639
950	Allegiance Bancshares Inc.	35,767
985	Altabancorp	33,904
634	Amalgamated Bank, Class A Shares	11,133
1,137	Amerant Bancorp Inc., Class A Shares*	18,726
732	American National Bankshares Inc.	22,692
3,629	Ameris Bancorp	172,886
548	Ames National Corp.	12,527
777	Arrow Financial Corp.	24,755
8,394	Associated Banc-Corp.	169,139
1,396	Atlantic Capital Bancshares Inc.*	28,409
4,373	Atlantic Union Bankshares Corp.	160,620
136	Auburn National Bancorporation Inc.	5,318
2,690	Banc of California Inc.	49,926
942	BancFirst Corp.	60,175
2,877	Bancorp Inc. (The)*	58,317
5,575	BancorpSouth Bank	167,585
331	Bank First Corp.	23,137
1,542	Bank of Commerce Holdings	16,762
2,091	Bank of Hawaii Corp.	182,962
842	Bank of Marin Bancorp	31,154
2,905	Bank of NT Butterfield & Son Ltd. (The)	106,003
221	Bank of Princeton (The)	5,806
6,524	Bank OZK	268,919
201	Bank7 Corp.	3,282
701	BankFinancial Corp.	6,624
82,369	BankUnited Inc.	3,310,410
317	Bankwell Financial Group Inc.	7,862
7,462	Banner Corp.	386,382
911	Bar Harbor Bankshares	25,499
780	Baycom Corp.*	13,330
686	BCB Bancorp Inc.	9,076
26,646	Berkshire Hills Bancorp Inc.(a)	537,183
1,668	BOK Financial Corp.	143,548
4,532	Boston Private Financial Holdings Inc.	62,360

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Banks — 5.3% — (continued)
4,128	Brookline Bancorp Inc.	$58,741
951	Bryn Mawr Bank Corp.	35,976
797	Business First Bancshares Inc.	17,510
1,431	Byline Bancorp Inc.	28,506
237	C&F Financial Corp.	10,309
6,781	Cadence BanCorp, Class A Shares	139,146
430	California BanCorp*	6,631
388	Cambridge Bancorp	29,573
760	Camden National Corp.	30,803
297	Capital Bancorp Inc.*	4,737
632	Capital City Bank Group Inc.	15,604
1,036	Capstar Financial Holdings Inc.	16,794
946	Carter Bankshares Inc.*	11,191
3,917	Cathay General Bancorp	147,436
286	CB Financial Services Inc.	5,820
1,153	CBTX Inc.	33,633
1,125	Central Pacific Financial Corp.	25,459
335	Central Valley Community Bancorp	5,919
185	Century Bancorp Inc., Class A Shares	16,770
124	Chemung Financial Corp.	4,366
377	ChoiceOne Financial Services Inc.	9,568
5,202	CIT Group Inc.	235,911
722	Citizens & Northern Corp.	15,104
268	Citizens Holding Co.	5,245
862	City Holding Co.	64,831
1,009	Civista Bancshares Inc.	19,403
776	CNB Financial Corp.	18,011
656	Coastal Financial Corp.*	18,368
632	Codorus Valley Bancorp Inc.	10,649
315	Colony Bankcorp Inc.	4,520
3,948	Columbia Banking System Inc.	174,857
26,481	Comerica Inc.	1,803,356
5,696	Commerce Bancshares Inc.	421,675
2,870	Community Bank System Inc.	204,315
856	Community Bankers Trust Corp.	6,643
155	Community Financial Corp. (The)	4,696
925	Community Trust Bancorp Inc.	37,795
2,170	ConnectOne Bancorp Inc.	50,409
293	County Bancorp Inc.	6,625
2,532	CrossFirst Bankshares Inc.*	33,802
3,038	Cullen/Frost Bankers Inc.	317,167
1,569	Customers Bancorp Inc.*	42,018
7,072	CVB Financial Corp.	151,412
2,104	Dime Community Bancshares Inc.	61,879
1,760	Eagle Bancorp Inc.	86,046
391	Eagle Bancorp Montana Inc.	8,512
7,624	East West Bancorp Inc.	550,148
7,955	Eastern Bankshares Inc.*	140,088
544	Enterprise Bancorp Inc.	15,776
1,468	Enterprise Financial Services Corp.	63,124
998	Equity Bancshares Inc., Class A Shares*	25,948
279	Esquire Financial Holdings Inc.*	6,227
187	Evans Bancorp Inc.	6,059
473	Farmers & Merchants Bancorp Inc.	10,903

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Banks — 5.3% — (continued)
1,758	Farmers National Banc Corp.	$24,331
1,697	FB Financial Corp.	71,970
224	Fidelity D&D Bancorp Inc.	11,357
750	Financial Institutions Inc.	20,535
12,224	First Bancorp	160,274
581	First Bancorp Inc. (The)	14,850
1,080	First Bancshares Inc. (The)	34,636
727	First Bank	7,670
3,031	First Busey Corp.	69,380
370	First Business Financial Services Inc.	8,214
193	First Capital Inc.	9,274
702	First Choice Bancorp	13,893
2,224	First Citizens BancShares Inc., Class A Shares	1,641,067
3,394	First Commonwealth Financial Corp.	45,514
1,018	First Community Bancshares Inc.	26,122
407	First Community Corp.	7,253
5,332	First Financial Bancorp	119,597
6,669	First Financial Bankshares Inc.	297,838
743	First Financial Corp.	31,488
2,043	First Foundation Inc.	46,683
211	First Guaranty Bancshares Inc.	3,494
6,881	First Hawaiian Inc.	191,911
86,942	First Horizon Corp.	1,408,460
617	First Internet Bancorp	20,207
2,195	First Interstate BancSystem Inc., Class A Shares	99,697
2,725	First Merchants Corp.	114,586
677	First Mid Bancshares Inc.	24,636
5,980	First Midwest Bancorp Inc.	118,284
347	First Northwest Bancorp	5,649
1,379	First of Long Island Corp. (The)	25,622
108	First Savings Financial Group Inc.	6,751
378	First United Corp.	6,842
357	First Western Financial Inc.*	6,515
1,650	Flushing Financial Corp.	34,237
17,214	FNB Corp.	203,642
712	FNCB Bancorp Inc.	5,012
188	Franklin Financial Services Corp.	5,162
28,834	Fulton Financial Corp.(a)	445,485
502	FVCBankcorp Inc.*	7,932
1,272	German American Bancorp Inc.	50,117
5,067	Glacier Bancorp Inc.	274,631
489	Great Southern Bancorp Inc.	25,814
2,814	Great Western Bancorp Inc.	75,500
421	Guaranty Bancshares Inc.	12,841
4,170	Hancock Whitney Corp.	157,417
1,156	Hanmi Financial Corp.	19,791
2,982	HarborOne Bancorp Inc.	35,635
244	Hawthorn Bancshares Inc.	4,914
695	HBT Financial Inc.	11,217
1,742	Heartland Financial USA Inc.	81,421
3,874	Heritage Commerce Corp.	36,842
1,981	Heritage Financial Corp.	51,288
4,005	Hilltop Holdings Inc.	132,325
8,246	Home BancShares Inc.	201,532

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Banks — 5.3% — (continued)
925	HomeTrust Bancshares Inc.	$21,404
5,886	Hope Bancorp Inc.	77,460
2,452	Horizon Bancorp Inc.	43,793
590	Howard Bancorp Inc.*	8,113
1,192	Independent Bank Corp.	24,639
1,808	Independent Bank Corp.(a)	154,602
2,060	Independent Bank Group Inc.	143,561
2,846	International Bancshares Corp.	124,029
659	Investar Holding Corp.	12,653
12,814	Investors Bancorp Inc.	170,939
3,154	Lakeland Bancorp Inc.	49,455
1,410	Lakeland Financial Corp.	97,219
249	Landmark Bancorp Incnhattan	6,096
848	LCNB Corp.	14,391
228	Level One Bancorp Inc.	4,879
1,574	Live Oak Bancshares Inc.	86,743
2,001	Macatawa Bank Corp.	17,669
392	Mackinac Financial Corp.	5,057
314	MainStreet Bancshares Inc.*	5,840
1,126	Mercantile Bank Corp.	32,924
303	Meridian Corp.	7,405
937	Metrocity Bankshares Inc.	13,390
442	Metropolitan Bank Holding Corp.*	22,865
367	Mid Penn Bancorp Inc.	8,632
341	Middlefield Banc Corp.	7,628
1,365	Midland States Bancorp Inc.	33,443
770	MidWestOne Financial Group Inc.	21,129
291	MVB Financial Corp.	9,487
32,963	National Bank Holdings Corp., Class A Shares	1,277,316
376	National Bankshares Inc.	12,468
2,217	NBT Bancorp Inc.	80,322
519	Nicolet Bankshares Inc.*	38,432
318	Northeast Bank	8,258
197	Northrim BanCorp Inc.	7,583
377	Norwood Financial Corp.	9,629
304	Oak Valley Bancorp	4,913
3,538	OceanFirst Financial Corp.	76,881
2,769	OFG Bancorp	53,469
134	Ohio Valley Banc Corp.	3,255
8,980	Old National Bancorp	162,807
1,993	Old Second Bancorp Inc.	23,856
1,295	Origin Bancorp Inc.	44,367
454	Orrstown Financial Services Inc.	8,844
35,915	Pacific Premier Bancorp Inc.	1,447,374
26,456	PacWest Bancorp	958,765
799	Park National Corp.	99,076
491	Parke Bancorp Inc.	8,912
634	Partners Bancorp	4,508
473	PCB Bancorp	6,589
1,042	Peapack Gladstone Financial Corp.	28,665
484	Penns Woods Bancorp Inc.	11,534
1,252	Peoples Bancorp Inc.	38,987
165	Peoples Bancorp of North Carolina Inc.	3,858
428	Peoples Financial Services Corp.	17,925
22,737	People’s United Financial Inc.	407,902
3,998	Pinnacle Financial Partners Inc.	324,518
284	Plumas Bancorp	7,103
4,485	Popular Inc.	299,688

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Banks — 5.3% — (continued)
797	Preferred Bank	$46,186
854	Premier Financial Bancorp Inc.	13,271
896	Professional Holding Corp., Class A Shares*	14,336
4,824	Prosperity Bancshares Inc.	354,419
892	QCR Holdings Inc.	36,929
1,057	RBB Bancorp	19,872
148	Red River Bancshares Inc.	7,681
870	Reliant Bancorp Inc.	19,236
2,814	Renasant Corp.	110,534
549	Republic Bancorp Inc., Class A Shares	23,080
1,597	Republic First Bancorp Inc.*	5,669
617	Richmond Mutual Bancorporation Inc.	8,070
2,114	S&T Bancorp Inc.	61,052
151	Salisbury Bancorp Inc.	6,162
2,665	Sandy Spring Bancorp Inc.	100,151
398	SB Financial Group Inc.	6,881
2,622	Seacoast Banking Corp. of Florida*	94,261
823	Select Bancorp Inc.*	9,004
2,699	ServisFirst Bancshares Inc.	133,762
902	Shore Bancshares Inc.	13,801
850	Sierra Bancorp	20,272
8,918	Signature Bank	1,947,156
860	Silvergate Capital Corp., Class A Shares*	109,702
5,336	Simmons First National Corp., Class A Shares	156,238
947	SmartFinancial Inc.	19,887
781	South Plains Financial Inc.	15,073
3,711	South State Corp.	292,649
585	Southern First Bancshares Inc.*	25,740
772	Southern National Bancorp of Virginia Inc.	10,962
1,594	Southside Bancshares Inc.	55,121
867	Spirit of Texas Bancshares Inc.	17,999
10,730	Sterling Bancorp	234,236
1,052	Stock Yards Bancorp Inc.	51,832
722	Summit Financial Group Inc.	17,393
7,582	Synovus Financial Corp.	320,794
54,896	TCF Financial Corp.	2,460,439
33,999	Texas Capital Bancshares Inc.*	2,590,724
828	Tompkins Financial Corp.	64,029
13,268	Towne Bank	382,649
1,515	TriCo Bancshares	65,251
1,684	TriState Capital Holdings Inc.*	38,648
1,150	Triumph Bancorp Inc.*	88,205
3,506	Trustmark Corp.	105,741
10,991	UMB Financial Corp.	927,311
12,358	Umpqua Holdings Corp.	210,951
6,303	United Bankshares Inc.	232,896
3,772	United Community Banks Inc.	124,702
508	United Security Bancshares	3,790
281	Unity Bancorp Inc.	5,578
1,763	Univest Financial Corp.	44,339
106,581	Valley National Bancorp	1,305,617
2,500	Veritex Holdings Inc.	72,700
1,040	Washington Trust Bancorp Inc.	49,452
4,775	Webster Financial Corp.	264,105
3,525	WesBanco Inc.	113,787
1,053	West Bancorporation Inc.	24,040
1,429	Westamerica Bancorporation	85,897
5,301	Western Alliance Bancorp	485,095

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Banks — 5.3% — (continued)
2,843	Wintrust Financial Corp.	$209,415
8,750	Zions Bancorp NA	465,237

	Total Banks	39,581,315

Capital Markets — 2.2%
2,447	Affiliated Managers Group Inc.	342,507
5,413	Ares Management Corp., Class A Shares	281,368
2,985	Artisan Partners Asset Management Inc., Class A Shares	141,787
884	Assetmark Financial Holdings Inc.*	20,889
56	Associated Capital Group Inc., Class A Shares	1,910
1,114	B. Riley Financial Inc.	73,323
15,707	BGC Partners Inc., Class A Shares	70,367
2,610	Blucora Inc.*	42,282
3,491	Brightsphere Investment Group Inc.	63,187
6,451	Carlyle Group Inc. (The)	220,947
16,229	Cohen & Steers Inc.	1,044,823
1,400	Cowen Inc., Class A Shares	47,390
172	Diamond Hill Investment Group Inc.	24,398
1,782	Donnelley Financial Solutions Inc.*	46,314
9,316	Evercore Inc., Class A Shares	1,115,777
1,997	FactSet Research Systems Inc.	606,908
5,059	Federated Hermes Inc., Class B Shares	135,176
1,674	Focus Financial Partners Inc., Class A Shares*(a)	78,695
205	GAMCO Investors Inc., Class A Shares	3,895
659	Greenhill & Co., Inc.	9,944
1,598	Hamilton Lane Inc., Class A Shares	142,861
2,742	Houlihan Lokey Inc., Class A Shares	174,282
20,572	Invesco Ltd.	461,224
5,385	Lazard Ltd., Class A Shares	208,346
11,073	LPL Financial Holdings Inc.	1,456,542
2,896	Moelis & Co., Class A Shares	149,549
8,495	Moody’s Corp.	2,335,191
1,187	Morningstar Inc.	266,185
7,030	Nasdaq Inc.	972,179
39,392	Northern Trust Corp.	3,747,361
410	Oppenheimer Holdings Inc., Class A Shares	15,539
958	Piper Sandler Cos.	101,855
1,291	PJT Partners Inc., Class A Shares	90,009
552	Pzena Investment Management Inc., Class A Shares	5,089
1,386	Safeguard Scientifics Inc.*	10,603
1,055	Sculptor Capital Management Inc., Class A Shares	21,775
5,939	SEI Investments Co.	332,584
309	Siebert Financial Corp.*(a)	1,443
518	Silvercrest Asset Management Group Inc., Class A Shares	7,273
43,973	SLR Investment Corp.	850,878
832	StepStone Group Inc., Class A Shares*	29,960
5,354	Stifel Financial Corp.	327,022
907	StoneX Group Inc.*	52,325
3,438	Virtu Financial Inc., Class A Shares	93,754
409	Virtus Investment Partners Inc.	102,618
3,178	Waddell & Reed Financial Inc., Class A Shares	79,736
331	Westwood Holdings Group Inc.	5,710
7,976	WisdomTree Investments Inc.	42,273

	Total Capital Markets	16,456,053

Consumer Finance — 0.4%
20,120	Ally Financial Inc.	834,980
345	Atlanticus Holdings Corp.*	9,067

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Consumer Finance — 0.4% — (continued)
538	Credit Acceptance Corp.*(a)	$195,305
1,245	Curo Group Holdings Corp.	18,015
1,713	Encore Capital Group Inc.*(a)	57,249
1,722	Enova International Inc.*	52,865
2,954	EZCORP Inc., Class A Shares*	14,179
2,217	FirstCash Inc.	140,380
2,786	Green Dot Corp., Class A Shares*	131,666
3,681	LendingClub Corp.*	39,644
597	LendingTree Inc.*(a)	160,515
9,073	Navient Corp.	112,324
904	Nelnet Inc., Class A Shares	65,630
3,547	OneMain Holdings Inc., Class A Shares	166,390
1,053	Oportun Financial Corp.*	17,185
2,474	PRA Group Inc.*(a)	91,192
3,701	PROG Holdings Inc.	185,050
359	Regional Management Corp.	11,621
3,763	Santander Consumer USA Holdings Inc.	94,075
19,922	SLM Corp.	314,568
250	World Acceptance Corp.*	31,638

	Total Consumer Finance	2,743,538

Diversified Financial Services — 0.2%
873	Alerus Financial Corp.	24,016
261	A-Mark Precious Metals Inc.	7,423
1,751	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	26,720
4,622	Cannae Holdings Inc.*	172,632
1,062	GWG Holdings Inc.*	7,243
11,533	Jefferies Financial Group Inc.	334,918
329	Marlin Business Services Corp.	5,001
345	SWK Holdings Corp.*	4,744
15,963	Voya Financial Inc.	962,250

	Total Diversified Financial Services	1,544,947

Insurance — 4.3%
728	Alleghany Corp.	470,601
2,471	Ambac Financial Group Inc.*	41,883
4,681	American Equity Investment Life Holding Co.	129,336
3,788	American Financial Group Inc.	404,180
413	American National Group Inc.	37,178
1,004	AMERISAFE Inc.	58,754
1,820	Argo Group International Holdings Ltd.	84,102
3,160	Assurant Inc.(a)	389,375
4,245	Assured Guaranty Ltd.	187,714
6,112	Athene Holding Ltd., Class A Shares*	278,646
4,421	Axis Capital Holdings Ltd.	223,393
4,591	Brighthouse Financial Inc.*	183,135
12,824	Brown & Brown Inc.	588,622
51,596	BRP Group Inc., Class A Shares*	1,368,842
14,816	Chubb Ltd.	2,408,785
2,289	Citizens Inc., Class A Shares*(a)	13,894
7,542	CNO Financial Group Inc.	181,461
698	Crawford & Co., Class A Shares	6,561
558	Donegal Group Inc., Class A Shares	7,645
7,356	eHealth Inc.*	437,094
1,059	Employers Holdings Inc.	35,254
670	Enstar Group Ltd.*	142,435
1,348	Erie Indemnity Co., Class A Shares	326,351
13,201	Everest Re Group Ltd.	3,192,134

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Insurance — 4.3% — (continued)
548	FBL Financial Group Inc., Class A Shares	$31,258
812	FedNat Holding Co.	5,619
5,925	First American Financial Corp.	311,300
27,702	Genworth Financial Inc., Class A Shares*	86,430
5,548	Globe Life Inc.	518,183
2,381	GoHealth Inc., Class A Shares*	32,310
715	Goosehead Insurance Inc., Class A Shares	92,621
1,274	Greenlight Capital Re Ltd., Class A Shares*	9,924
1,879	Hanover Insurance Group Inc. (The)	216,743
293	HCI Group Inc.	16,956
1,523	Heritage Insurance Holdings Inc.	14,788
2,293	Horace Mann Educators Corp.	88,372
214	Independence Holding Co.	8,134
67	Investors Title Co.	10,169
1,634	James River Group Holdings Ltd.	75,017
3,296	Kemper Corp.	249,244
1,149	Kinsale Capital Group Inc.	202,293
730	Lemonade Inc.*(a)	91,827
2,651	Markel Corp.*	2,886,409
2,964	MBIA Inc.*	21,637
1,523	Mercury General Corp.	88,943
24,827	MetLife Inc.	1,430,035
154	National Western Life Group Inc., Class A Shares	32,160
380	NI Holdings Inc.*	6,775
15,552	Old Republic International Corp.	300,620
7,827	Palomar Holdings Inc., Class A Shares*	666,313
9,809	Primerica Inc.	1,385,325
2,768	ProAssurance Corp.	68,508
465	ProSight Global Inc.*	5,878
420	Protective Insurance Corp., Class B Shares	9,622
8,959	Reinsurance Group of America Inc., Class A Shares	1,095,059
2,760	RenaissanceRe Holdings Ltd.	460,865
2,160	RLI Corp.(a)	225,374
804	Safety Insurance Group Inc.	63,580
3,094	Selective Insurance Group Inc.	209,866
1,686	Selectquote Inc.*	51,423
1,024	State Auto Financial Corp.	19,190
1,381	Stewart Information Services Corp.	65,183
4,714	Third Point Reinsurance Ltd.*	48,130
1,343	Tiptree Inc.	6,728
39,269	Travelers Cos., Inc. (The)	5,713,640
573	Trean Insurance Group Inc.*	9,695
1,546	Trupanion Inc.*	149,591
1,194	United Fire Group Inc.	35,163
904	United Insurance Holdings Corp.	5,623
1,507	Universal Insurance Holdings Inc.	22,439
11,094	Unum Group	293,769
873	Watford Holdings Ltd.*	30,232
1,728	White Mountains Insurance Group Ltd.	2,065,064
13,304	WR Berkley Corp.	922,366

	Total Insurance	31,653,768

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
29,274	AGNC Investment Corp.	469,262
4,060	Anworth Mortgage Asset Corp.	11,246
7,865	Apollo Commercial Real Estate Finance Inc.	104,526
6,280	Arbor Realty Trust Inc.	104,688
1,963	Ares Commercial Real Estate Corp.	27,109

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Mortgage Real Estate Investment Trusts (REITs) — 0.4% — (continued)
1,767	Arlington Asset Investment Corp., Class A Shares*	$7,086
3,544	ARMOUR Residential REIT Inc.	42,776
7,522	Blackstone Mortgage Trust Inc., Class A Shares	219,642
7,043	Broadmark Realty Capital Inc.	72,261
5,021	Capstead Mortgage Corp.	28,770
783	Cherry Hill Mortgage Investment Corp.	7,689
10,549	Chimera Investment Corp.	121,735
4,765	Colony Credit Real Estate Inc.	39,311
1,280	Dynex Capital Inc.	24,090
1,840	Ellington Financial Inc.	28,925
486	Ellington Residential Mortgage REIT	5,954
2,658	Granite Point Mortgage Trust Inc.	29,663
1,102	Great Ajax Corp.	12,398
4,007	Hannon Armstrong Sustainable Infrastructure Capital Inc.	225,314
8,581	Invesco Mortgage Capital Inc.	33,380
1,472	KKR Real Estate Finance Trust Inc.	27,129
5,714	Ladder Capital Corp., Class A Shares	65,368
24,913	MFA Financial Inc.	100,150
22,839	New Residential Investment Corp.	234,785
21,021	New York Mortgage Trust Inc.	87,658
3,629	Orchid Island Capital Inc., Class A Shares	20,794
5,425	PennyMac Mortgage Investment Trust	102,912
2,023	Ready Capital Corp.	26,542
6,352	Redwood Trust Inc.	62,504
14,410	Starwood Property Trust Inc.	328,980
3,378	TPG RE Finance Trust Inc.	35,266
14,962	Two Harbors Investment Corp.	108,026
2,534	Western Asset Mortgage Capital Corp.	8,261

	Total Mortgage Real Estate Investment Trusts (REITs)	2,824,200

Thrifts & Mortgage Finance — 0.5%
3,233	Axos Financial Inc.*	149,591
506	Bogota Financial Corp.*	4,584
1,595	Bridgewater Bancshares Inc.*	23,048
7,332	Capitol Federal Financial Inc.	97,589
2,907	Columbia Financial Inc.*	47,500
639	ESSA Bancorp Inc.	10,039
5,824	Essent Group Ltd.	240,124
537	Federal Agricultural Mortgage Corp., Class C Shares	46,316
2,267	Flagstar Bancorp Inc.	98,365
171	FS Bancorp Inc.	10,368
75	Greene County Bancorp Inc.	1,793
84	Hingham Institution for Savings	20,360
539	Home Bancorp Inc.	17,437
818	HomeStreet Inc.	35,141
4,255	Kearny Financial Corp.	48,294
1,062	Luther Burbank Corp.	10,843
630	Merchants Bancorp	21,439
2,841	Meridian Bancorp Inc.	47,587
1,714	Meta Financial Group Inc.	75,913
17,840	MGIC Investment Corp.	217,291
202	MMA Capital Holdings Inc.*	4,484
4,084	Mr Cooper Group Inc.*	128,442
23,992	New York Community Bancorp Inc.	292,942
4,403	NMI Holdings Inc., Class A Shares*(a)	100,653
2,608	Northfield Bancorp Inc.	35,703
6,414	Northwest Bancshares Inc.	90,566
581	OP Bancorp	5,339

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 13.3% — (continued)

Thrifts & Mortgage Finance — 0.5% — (continued)
738	PCSB Financial Corp.	$11,926
270	PDL Community Bancorp*	2,749
2,306	PennyMac Financial Services Inc.	136,538
545	Pioneer Bancorp Inc.*	5,886
2,132	Premier Financial Corp.	65,367
375	Provident Bancorp Inc.	4,594
253	Provident Financial Holdings Inc.	3,985
3,829	Provident Financial Services Inc.	77,461
276	Prudential Bancorp Inc.	3,740
9,855	Radian Group Inc.	201,042
886	Riverview Bancorp Inc.	5,848
664	Security National Financial Corp., Class A Shares*	5,983
517	Southern Missouri Bancorp Inc.	18,995
228	Standard AVB Financial Corp.	7,449
662	Sterling Bancorp Inc.*	3,403
521	Territorial Bancorp Inc.	12,806
2,591	TFS Financial Corp.	50,602
287	Timberland Bancorp Inc.	7,964
4,938	TrustCo Bank Corp. NY	33,973
1,464	Walker & Dunlop Inc.	145,902
4,252	Washington Federal Inc.	128,495
1,142	Waterstone Financial Inc.	22,189
950	Western New England Bancorp Inc.	7,609
11,550	WSFS Financial Corp.	613,767

	Total Thrifts & Mortgage Finance	3,460,024

	TOTAL FINANCIALS	98,263,845

HEALTH CARE — 17.0%

Biotechnology — 4.5%
438	89bio Inc.*	10,757
3,868	Abeona Therapeutics Inc.*	9,361
6,034	ACADIA Pharmaceuticals Inc.*	295,485
14,513	Acceleron Pharma Inc.*	1,976,090
3,377	ADMA Biologics Inc.*(a)	7,801
870	Aduro Biotech*(b)(c)	2,610
4,744	Adverum Biotechnologies Inc.*	60,866
2,283	Aeglea BioTherapeutics Inc.*	17,008
4,007	Affimed NV*	22,720
8,826	Agenus Inc.*	35,304
3,387	Agios Pharmaceuticals Inc.*	160,679
7,120	Akebia Therapeutics Inc.*	24,635
782	Akero Therapeutics Inc.*	23,773
774	Akouos Inc.*	15,766
938	Albireo Pharma Inc.*	32,699
2,535	Alector Inc.*	46,086
490	Aligos Therapeutics Inc.*	14,083
8,667	Alkermes PLC*	165,020
1,414	Allakos Inc.*	171,349
2,948	Allogene Therapeutics Inc.*	102,325
986	Allovir Inc.*	36,048
525	ALX Oncology Holdings Inc.*	42,152
13,900	Amicus Therapeutics Inc.*	170,692
1,171	AnaptysBio Inc.*	33,608
2,783	Anavex Life Sciences Corp.*(a)	36,235
802	Anika Therapeutics Inc.*	29,433
787	Annexon Inc.*	22,910
3,285	Apellis Pharmaceuticals Inc.*	158,238

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Biotechnology — 4.5% — (continued)
1,265	Applied Genetic Technologies Corp.*	$6,426
667	Applied Molecular Transport Inc.*	32,596
730	Applied Therapeutics Inc.*	15,856
346	Aprea Therapeutics Inc.*	2,086
1,282	Aptinyx Inc., Class A Shares*	4,692
655	Aravive Inc.*	4,461
1,177	Arcturus Therapeutics Holdings Inc.*(a)	61,993
2,279	Arcus Biosciences Inc.*	80,358
985	Arcutis Biotherapeutics Inc.*	33,657
3,971	Ardelyx Inc.*	25,613
3,071	Arena Pharmaceuticals Inc.*	246,755
5,462	Arrowhead Pharmaceuticals Inc.*	435,103
8,250	Ascendis Pharma AS, ADR*	1,278,503
1,672	Assembly Biosciences Inc.*	8,494
3,922	Atara Biotherapeutics Inc.*	65,811
3,372	Athenex Inc.*	40,801
9,424	Athersys Inc.*	19,225
1,597	Atreca Inc., Class A Shares*	27,708
864	AVEO Pharmaceuticals Inc.*	7,137
3,072	Avid Bioservices Inc.*	63,222
902	Avidity Biosciences Inc.*	21,765
1,693	Avrobio Inc.*	18,623
805	Axcella Health Inc.*	4,589
2,147	Beam Therapeutics Inc.*(a)	191,362
748	Beyondspring Inc.*	9,709
9,985	BioCryst Pharmaceuticals Inc.*(a)	107,638
2,602	Biohaven Pharmaceutical Holding Co., Ltd.*	221,118
579	Bioxcel Therapeutics Inc.*	31,040
985	Black Diamond Therapeutics Inc.*	27,580
3,501	Bluebird Bio Inc.*	108,881
19,232	Blueprint Medicines Corp.*	1,888,967
1,464	BrainStorm Cell Therapeutics Inc.*(a)	5,944
20,249	Bridgebio Pharma Inc.*(a)	1,431,199
529	C4 Therapeutics Inc.*	22,705
661	Cabaletta Bio Inc.*	7,185
3,348	Calithera Biosciences Inc.*	9,776
526	Calyxt Inc.*	5,018
2,602	CareDx Inc.*	205,766
3,407	CASI Pharmaceuticals Inc.*	8,381
952	Catabasis Pharmaceuticals Inc.*	2,742
944	Catalyst Biosciences Inc.*	5,692
5,270	Catalyst Pharmaceuticals Inc.*	20,500
1,653	CEL-SCI Corp.*(a)	29,341
214	Centogene NV*	2,474
77	Checkmate Pharmaceuticals Inc.*	1,024
2,484	Checkpoint Therapeutics Inc.*	7,974
2,709	ChemoCentryx Inc.*	183,779
2,890	Chimerix Inc.*	28,351
870	Chinook Therapeutics Inc.*	14,390
1,796	Cidara Therapeutics Inc.*	4,077
4,768	Clovis Oncology Inc.*(a)	28,560
1,995	Cohbar Inc.*	3,052
43,224	Coherus Biosciences Inc.*	701,958
1,457	Concert Pharmaceuticals Inc.*	9,747
1,476	Constellation Pharmaceuticals Inc.*	37,195
1,814	ContraFect Corp.*	9,524
3,572	Corbus Pharmaceuticals Holdings Inc.*(a)	7,787
858	Cortexyme Inc.*	29,232

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Biotechnology — 4.5% — (continued)
1,461	Crinetics Pharmaceuticals Inc.*	$22,339
1,517	Cue Biopharma Inc.*	20,646
993	Cyclerion Therapeutics Inc.*	3,813
3,604	Cytokinetics Inc.*	67,503
2,753	CytomX Therapeutics Inc.*	21,611
2,048	Deciphera Pharmaceuticals Inc.*	89,661
3,439	Denali Therapeutics Inc.*	246,920
432	DermTech Inc.*	28,827
3,548	Dicerna Pharmaceuticals Inc.*	95,725
1,057	Dyadic International Inc.*	5,613
6,014	Dynavax Technologies Corp., Class A Shares*	52,622
700	Dyne Therapeutics Inc.*	12,929
586	Eagle Pharmaceuticals Inc.*	26,077
3,439	Editas Medicine Inc., Class A Shares*	150,835
1,397	Eiger BioPharmaceuticals Inc.*	14,207
2,432	Emergent BioSolutions Inc.*	233,472
1,031	Enanta Pharmaceuticals Inc.*	50,849
1,204	Enochian Biosciences Inc.*	4,262
4,880	Epizyme Inc.*	46,799
1,424	Esperion Therapeutics Inc.*(a)	39,003
624	Evelo Biosciences Inc.*	7,594
16,640	Exelixis Inc.*	360,422
3,120	Exicure Inc.*	6,770
8,336	Fate Therapeutics Inc.*	747,906
1,180	Fennec Pharmaceuticals Inc.*	8,638
15,824	FibroGen Inc.*	791,675
1,695	Five Prime Therapeutics Inc.*	37,680
2,525	Flexion Therapeutics Inc.*	27,826
422	Foghorn Therapeutics Inc.*	6,946
868	Forma Therapeutics Holdings Inc.*	33,513
3,102	Fortress Biotech Inc.*	11,539
1,265	Frequency Therapeutics Inc.*(a)	62,251
1,981	G1 Therapeutics Inc.*	43,780
1,363	Galectin Therapeutics Inc.*(a)	3,053
508	Galera Therapeutics Inc.*	5,329
653	Generation Bio Co.*	22,803
1,520	Genprex Inc.*	7,843
15,456	Geron Corp.*	27,666
3,218	Global Blood Therapeutics Inc.*	137,087
1,545	GlycoMimetics Inc.*	5,129
3,182	Gossamer Bio Inc.*	29,911
1,742	Gritstone Oncology Inc.*	23,639
7,261	Halozyme Therapeutics Inc.*	328,560
576	Harpoon Therapeutics Inc.*	11,111
4,724	Heron Therapeutics Inc.*	85,410
1,849	Homology Medicines Inc.*	19,858
627	Hookipa Pharma Inc.*	7,424
11,162	iBio Inc.*	19,645
661	Ideaya Biosciences Inc.*	12,605
388	IGM Biosciences Inc.*	33,923
323	Immunic Inc.*	5,152
10,198	ImmunoGen Inc.*	89,232
1,895	Immunovant Inc.*	29,903
394	Inhibrx Inc.*	10,015
8,540	Inovio Pharmaceuticals Inc.*(a)	94,794
434	Inozyme Pharma Inc.*	8,680
42,557	Insmed Inc.*	1,522,264
2,735	Intellia Therapeutics Inc.*(a)	165,358

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Biotechnology — 4.5% — (continued)
1,416	Intercept Pharmaceuticals Inc.*	$30,671
29,673	Invitae Corp.*(a)	1,190,777
7,016	Ionis Pharmaceuticals Inc.*	367,638
7,406	Iovance Biotherapeutics Inc.*	276,244
107,940	Ironwood Pharmaceuticals Inc., Class A Shares*	996,286
586	iTeos Therapeutics Inc.*	24,366
4,294	IVERIC bio Inc.*	26,365
747	Jounce Therapeutics Inc.*	8,202
8,288	Kadmon Holdings Inc.*	38,042
910	KalVista Pharmaceuticals Inc.*	29,912
848	Karuna Therapeutics Inc.*	105,966
3,837	Karyopharm Therapeutics Inc.*	53,027
684	Keros Therapeutics Inc.*	44,781
1,825	Kezar Life Sciences Inc.*	10,001
1,656	Kindred Biosciences Inc.*	7,469
1,462	Kiniksa Pharmaceuticals Ltd., Class A Shares*	30,073
1,705	Kodiak Sciences Inc.*	219,962
754	Kronos Bio Inc.*	21,919
697	Krystal Biotech Inc.*	54,986
3,287	Kura Oncology Inc.*	92,036
522	Kymera Therapeutics Inc.*	25,046
798	La Jolla Pharmaceutical Co.*	4,182
1,501	Lexicon Pharmaceuticals Inc.*	10,792
796	Ligand Pharmaceuticals Inc.*(a)	117,983
748	LogicBio Therapeutics Inc.*	6,201
2,861	MacroGenics Inc.*	71,554
493	Madrigal Pharmaceuticals Inc.*	59,747
815	Magenta Therapeutics Inc.*	8,566
12,398	MannKind Corp.*	70,793
1,128	Marker Therapeutics Inc.*(a)	2,730
2,415	MediciNova Inc.*	13,476
6,139	MEI Pharma Inc.*	23,021
1,099	MeiraGTx Holdings PLC*	16,309
40,138	Mersana Therapeutics Inc.*	729,709
1,669	Minerva Neurosciences Inc.*	5,174
2,311	Mirati Therapeutics Inc.*	464,326
194	Mirum Pharmaceuticals Inc.*	3,562
1,052	Molecular Templates Inc.*	11,467
748	Morphic Holding Inc.*	27,048
1,465	Mustang Bio Inc.*	5,171
4,004	Myriad Genetics Inc.*	122,082
1,592	NantKwest Inc.*(a)	51,756
4,066	Natera Inc.*	472,022
1,619	Neoleukin Therapeutics Inc.*	19,493
950	NeuBase Therapeutics Inc.*	9,006
4,953	Neurocrine Biosciences Inc.*	542,403
960	NextCure Inc.*	10,906
8,356	Nkarta Inc.*(a)	407,439
4,468	Novavax Inc.*	1,033,136
592	Nurix Therapeutics Inc.*	21,081
2,127	Nymox Pharmaceutical Corp.*(a)	5,551
2,214	Oncocyte Corp.*	10,893
319	Oncorus Inc.*	5,040
19	Oncternal Therapeutics Inc.*(c)	39
21,781	OPKO Health Inc.*(a)	98,014
764	Organogenesis Holdings Inc., Class A Shares*	11,620
941	Orgenesis Inc.*	6,295
1,142	ORIC Pharmaceuticals Inc.*	37,001

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Biotechnology — 4.5% — (continued)
2,352	Ovid therapeutics Inc.*	$6,938
307	Oyster Point Pharma Inc.*	6,082
417	Pandion Therapeutics Inc.*	25,103
1,259	Passage Bio Inc.*	22,687
567	PhaseBio Pharmaceuticals Inc.*	2,200
3,285	Pieris Pharmaceuticals Inc.*	8,935
700	PMV Pharmaceuticals Inc.*	26,341
757	Poseida Therapeutics Inc.*	8,357
566	Praxis Precision Medicines Inc.*	24,621
3,925	Precigen Inc.*	33,127
2,470	Precision BioSciences Inc.*	29,541
477	Prelude Therapeutics Inc.*(a)	29,731
1,634	Protagonist Therapeutics Inc.*	38,513
145	Protara Therapeutics Inc.*	2,494
1,690	Prothena Corp. PLC*	37,721
3,379	PTC Therapeutics Inc.*	192,941
1,741	Puma Biotechnology Inc.*	17,340
2,482	Radius Health Inc.*	46,190
599	RAPT Therapeutics Inc.*	10,872
1,859	REGENXBIO Inc.*	76,052
1,764	Relay Therapeutics Inc.*	72,800
1,300	Replimune Group Inc.*	45,019
2,098	REVOLUTION Medicines Inc.*	95,837
1,813	Rhythm Pharmaceuticals Inc.*	46,993
9,148	Rigel Pharmaceuticals Inc.*	37,964
20,202	Rocket Pharmaceuticals Inc.*	1,122,827
2,112	Rubius Therapeutics Inc.*	21,923
2,813	Sage Therapeutics Inc.*(a)	239,105
6,530	Sangamo Therapeutics Inc.*	75,030
4,034	Sarepta Therapeutics Inc.*	351,200
2,794	Savara Inc.*	4,750
1,271	Scholar Rock Holding Corp.*(a)	68,761
3,599	Selecta Biosciences Inc.*	15,188
2,886	Seres Therapeutics Inc.*	54,949
654	Shattuck Labs Inc.*	27,010
2,415	Soleno Therapeutics Inc.*	5,820
1,724	Solid Biosciences Inc.*	13,740
13,371	Sorrento Therapeutics Inc.*(a)	129,298
7,783	Spectrum Pharmaceuticals Inc.*	26,696
771	Spero Therapeutics Inc.*	14,009
1,291	SpringWorks Therapeutics Inc.*	111,091
396	Spruce Biosciences Inc.*	8,276
343	SQZ Biotechnologies Co.*	5,145
669	Stoke Therapeutics Inc.*	40,066
1,566	Sutro Biopharma Inc.*	34,765
1,524	Syndax Pharmaceuticals Inc.*	37,201
2,249	Syros Pharmaceuticals Inc.*	18,892
417	Taysha Gene Therapies Inc.*	10,671
1,365	TCR2 Therapeutics Inc.*	36,118
6,217	TG Therapeutics Inc.*	272,118
3,727	Translate Bio Inc.*	86,988
2,661	Travere Therapeutics Inc., Class Preferre Shares*	82,012
13,371	Turning Point Therapeutics Inc.*(a)	1,576,575
1,784	Twist Bioscience Corp.*	245,550
2,439	Tyme Technologies Inc.*	4,878
3,354	Ultragenyx Pharmaceutical Inc.*	474,725
2,327	United Therapeutics Corp.*	389,028
1,781	UNITY Biotechnology Inc.*	12,129

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Biotechnology — 4.5% — (continued)
1,093	UroGen Pharma Ltd.*	$20,822
2,919	Vanda Pharmaceuticals Inc.*	54,439
2,372	Vaxart Inc.*(a)	16,960
992	Vaxcyte Inc.*	23,372
9,834	VBI Vaccines Inc.*	33,141
3,473	Veracyte Inc.*	201,642
8,821	Verastem Inc.*	20,729
2,439	Vericel Corp.*	117,755
1,102	Viela Bio Inc.*(a)	58,626
3,786	Viking Therapeutics Inc.*	25,518
2,942	Vir Biotechnology Inc.*(a)	184,257
1,389	Voyager Therapeutics Inc.*	7,876
942	X4 Pharmaceuticals Inc.*	9,015
822	XBiotech Inc.*	15,618
3,025	Xencor Inc.*	149,042
325	XOMA Corp.*(a)	11,765
1,643	Y-mAbs Therapeutics Inc.*	57,784
1,517	Zentalis Pharmaceuticals Inc.*	63,775
11,604	ZIOPHARM Oncology Inc.*(a)	61,849

	Total Biotechnology	33,589,797

Health Care Equipment & Supplies — 5.0%
1,665	Accelerate Diagnostics Inc.*(a)	16,667
135,013	Accuray Inc.*	672,365
518	Acutus Medical Inc.*	10,754
2,421	Alphatec Holdings Inc.*	38,857
2,169	AngioDynamics Inc.*	45,441
9,660	Antares Pharma Inc.*	41,055
1,433	Apyx Medical Corp.*	14,975
4,988	Aspira Women’s Health Inc.*	34,567
18,898	AtriCure Inc.*(a)	1,233,472
79	Atrion Corp.	49,367
14,149	Avanos Medical Inc.*	650,571
1,964	AxoGen Inc.*	43,404
1,666	Axonics Modulation Technologies Inc.*(a)	83,816
17,535	Baxter International Inc.	1,362,294
353	Bellerophon Therapeutics Inc.*(a)	2,242
679	Beyond Air Inc.*	4,026
720	BioLife Solutions Inc.*	28,246
1,143	BioSig Technologies Inc.*(a)	5,086
2,078	Cantel Medical Corp.*	154,354
2,079	Cardiovascular Systems Inc.*	85,863
8,852	Cerus Corp.*	54,351
1,250	Chembio Diagnostics Inc.*(a)	6,950
1,413	Co.-Diagnostics Inc.*(a)	19,443
1,428	CONMED Corp.	175,730
2,118	CryoLife Inc.*	53,479
1,834	CryoPort Inc.*(a)	109,013
902	Cutera Inc.*	31,859
23,139	CytoSorbents Corp.*(a)	217,969
69,963	DENTSPLY SIRONA Inc.	3,712,936
333	Eargo Inc.*	19,451
388	Electromed Inc.*	4,097
8,713	Envista Holdings Corp.*	335,799
349	FONAR Corp.*	6,767
3,712	GenMark Diagnostics Inc.*	72,570
2,311	Glaukos Corp.*	218,528
6,611	Globus Medical Inc., Class A Shares*	413,188

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Health Care Equipment & Supplies — 5.0% — (continued)
20,605	Haemonetics Corp.*	$2,606,533
372	Heska Corp.*	70,085
3,564	Hill-Rom Holdings Inc.	380,172
12,020	ICU Medical Inc.*	2,494,150
1,970	IDEXX Laboratories Inc.*	1,024,735
412	Inari Medical Inc.*	43,095
1,068	Inogen Inc.*	56,059
1,790	Integer Holdings Corp.*	157,860
3,915	Integra LifeSciences Holdings Corp.*(a)	267,551
26,026	Intersect ENT Inc.*	593,653
613	IntriCon Corp.*	14,074
1,816	Intuitive Surgical Inc.*	1,338,029
1,981	Invacare Corp.	18,027
388	iRadimed Corp.*	8,652
1,555	iRhythm Technologies Inc.*	250,200
3,759	Lantheus Holdings Inc.*	70,218
986	LeMaitre Vascular Inc.	50,671
463	LENSAR Inc.*	4,186
2,669	LivaNova PLC*	206,954
1,332	Masimo Corp.*	333,972
2,264	Meridian Bioscience Inc.*	47,725
44,511	Merit Medical Systems Inc.*	2,480,153
251	Mesa Laboratories Inc.	68,249
1,981	Milestone Scientific Inc.*	7,766
757	Misonix Inc.*	12,687
1,737	Natus Medical Inc.*	45,006
367	Nemaura Medical Inc.*	2,279
2,875	Neogen Corp.*	235,520
1,829	Nevro Corp.*	302,114
5,438	Novocure Ltd.*	810,806
2,831	NuVasive Inc.*	170,794
34,848	OraSure Technologies Inc.*(a)	369,389
999	Orthofix Medical Inc.*	46,463
652	OrthoPediatrics Corp.*	35,508
445	Outset Medical Inc.*	22,157
2,040	PAVmed Inc.*	8,568
1,796	Penumbra Inc.*(a)	510,836
547	Pulmonx Corp.*	31,086
819	Pulse Biosciences Inc.*	23,956
4,199	Quidel Corp.*	689,728
3,288	Quotient Ltd.*	14,763
1,341	Repro-Med Systems Inc.*	5,203
776	Retractable Technologies Inc.*(a)	12,183
4,050	Rockwell Medical Inc.*	5,467
1,404	SeaSpine Holdings Corp.*	26,564
1,546	Shockwave Medical Inc.*	180,511
1,468	SI-BONE Inc.*	46,081
2,668	Sientra Inc.*	20,757
1,455	Silk Road Medical Inc.*	79,690
85,863	Smith & Nephew PLC, ADR(a)	3,335,778
364	Soliton Inc.*(a)	4,834
2,458	STAAR Surgical Co.*	255,657
2,430	Stereotaxis Inc.*	17,010
3,478	Surgalign Holdings Inc.*	8,486
771	Surmodics Inc.*	40,208
970	Tactile Systems Technology Inc.*	49,295
15,971	Tandem Diabetes Care Inc.*	1,533,056
294	Tela Bio Inc.*	4,519

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Health Care Equipment & Supplies — 5.0% — (continued)
6,947	Teleflex Inc.	$2,765,740
1,423	TransMedics Group Inc.*	51,071
188	Utah Medical Products Inc.	15,867
1,053	Vapotherm Inc.*	25,588
20,075	Varex Imaging Corp.*	460,320
12,961	Varian Medical Systems Inc.*	2,271,674
1,159	Venus Concept Inc.*	3,013
5,877	ViewRay Inc.*	25,624
1,214	VolitionRX Ltd.*	4,953
915	Zynex Inc.*	13,286

	Total Health Care Equipment & Supplies	37,216,416

Health Care Providers & Services — 2.3%
4,276	1Life Healthcare Inc.*	203,153
58,792	Acadia Healthcare Co., Inc.*	3,247,670
627	Accolade Inc.*	27,789
1,328	AdaptHealth Corp., Class A Shares*	40,863
752	Addus HomeCare Corp.*	80,893
7,227	Amedisys Inc.*	1,833,056
2,563	AMN Healthcare Services Inc.*	186,766
953	Apollo Medical Holdings Inc.*	23,587
741	Avalon GloboCare Corp.*	889
10,773	Brookdale Senior Living Inc.*	62,699
618	Castle Biosciences Inc.*	47,017
3,424	Chemed Corp.	1,524,399
4,644	Community Health Systems Inc.*	39,753
513	CorVel Corp.*	52,070
6,166	Covetrus Inc.*	229,129
2,213	Cross Country Healthcare Inc.*	24,586
13,247	Encompass Health Corp.	1,065,589
2,787	Ensign Group Inc. (The)	228,590
1,486	Enzo Biochem Inc.*	4,339
312	Exagen Inc.*	5,706
1,165	Five Star Senior Living Inc.*	7,782
728	Fulgent Genetics Inc.*(a)	73,717
4,440	Guardant Health Inc.*	653,479
2,143	Hanger Inc.*	47,103
13,482	HealthEquity Inc.*	1,110,243
783	InfuSystem Holdings Inc.*	13,358
537	Joint Corp. (The)*	21,378
1,646	LHC Group Inc.*	299,095
1,306	Magellan Health Inc.*	121,876
49,537	MEDNAX Inc.*	1,210,189
662	ModivCare Inc.*	84,908
8,579	Molina Healthcare Inc.*	1,859,584
698	National HealthCare Corp.	48,546
733	National Research Corp.	37,874
379	Ontrak Inc.*(a)	22,338
2,396	Option Care Health Inc.*	45,979
3,797	Owens & Minor Inc.	129,136
23,385	Patterson Cos., Inc.	726,338
1,372	Pennant Group Inc. (The)*	72,414
1,172	PetIQ Inc., Class A Shares*	40,399
6,342	Premier Inc., Class A Shares	214,486
1,422	Progyny Inc.*	59,852
5,799	R1 RCM Inc.*	160,284
2,289	RadNet Inc.*	42,209
5,899	Select Medical Holdings Corp.*	186,703

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Health Care Providers & Services — 2.3% — (continued)
767	Sharps Compliance Corp.*	$9,756
1,011	Surgery Partners Inc.*	39,904
5,706	Tenet Healthcare Corp.*	291,120
2,532	Tivity Health Inc.*	60,262
1,056	Triple-S Management Corp., Class B Shares*	26,717
2,960	Universal Health Services Inc., Class B Shares*	370,977
691	US Physical Therapy Inc.	81,013
1,875	Viemed Healthcare Inc.*	17,681

	Total Health Care Providers & Services	17,115,243

Health Care Technology — 0.7%
8,467	Allscripts Healthcare Solutions Inc.*(a)	130,646
2,439	American Well Corp., Class A Shares*(a)	59,682
13,352	Change Healthcare Inc.*	305,360
759	Computer Programs & Systems Inc.	23,871
3,975	Evolent Health Inc., Class A Shares*	80,096
1,745	Health Catalyst Inc.*(a)	84,615
1,375	HealthStream Inc.*	32,038
47,032	HMS Holdings Corp.*	1,730,072
1,084	iCAD Inc.*	20,043
4,040	Inovalon Holdings Inc., Class A Shares*	99,222
1,389	Inspire Medical Systems Inc.*	323,345
1,523	NantHealth Inc.*(a)	5,818
2,890	NextGen Healthcare Inc.*	54,043
2,322	Omnicell Inc.*	294,662
852	OptimizeRx Corp.*	45,309
1,728	Phreesia Inc.*	105,840
1,593	Schrodinger Inc.*	163,251
786	Simulations Plus Inc.	56,372
1,119	Tabula Rasa HealthCare Inc.*(a)	45,375
5,996	Veeva Systems Inc., Class A Shares*	1,679,540
1,718	Vocera Communications Inc.*	73,599

	Total Health Care Technology	5,412,799

Life Sciences Tools & Services — 3.1%
3,145	10X Genomics Inc., Class A Shares*	559,779
4,118	Adaptive Biotechnologies Corp.*	232,955
26,742	Avantor Inc.*	745,300
676	Berkeley Lights Inc.*	41,892
2,280	Bio-Rad Laboratories Inc., Class A Shares*	1,332,660
9,944	Bio-Techne Corp.	3,596,645
5,672	Bruker Corp.	345,879
503	Champions Oncology Inc.*	5,875
16,285	Charles River Laboratories International Inc.*	4,659,790
2,386	ChromaDex Corp.*	33,237
2,824	Codexis Inc.*	62,439
111,756	Fluidigm Corp.*(a)	514,078
2,006	Harvard Bioscience Inc.*	8,806
8,290	ICON PLC, ADR*	1,497,837
6,756	Illumina Inc.*	2,968,654
24,953	Luminex Corp.(a)	811,472
1,510	Medpace Holdings Inc.*	245,269
2,336	NanoString Technologies Inc.*	163,029
5,663	NeoGenomics Inc.*	288,643
25,457	Pacific Biosciences of California Inc.*	778,220
6,030	PerkinElmer Inc.	760,323
1,193	Personalis Inc.*	36,780
8,750	PPD Inc.*	306,775

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Life Sciences Tools & Services — 3.1% — (continued)
3,400	PRA Health Sciences Inc.*	$501,194
12,129	QIAGEN NV*	606,450
1,218	Quanterix Corp.*	92,263
4,623	Repligen Corp.*	981,879
4,099	Syneos Health Inc., Class A Shares*	317,058

	Total Life Sciences Tools & Services	22,495,181

Pharmaceuticals — 1.4%
3,301	AcelRx Pharmaceuticals Inc.*(a)	6,206
5,051	Achillion Pharmaceuticals Inc.*(c)	2,323
1,968	Aerie Pharmaceuticals Inc.*	36,192
3,643	Agile Therapeutics Inc.*	10,455
92,998	Amneal Pharmaceuticals Inc.*	501,259
2,020	Amphastar Pharmaceuticals Inc.*	35,411
502	ANI Pharmaceuticals Inc.*	14,608
1,030	Aquestive Therapeutics Inc.*(a)	4,717
1,594	Arvinas Inc.*	124,810
737	Atea Pharmaceuticals Inc.*(a)	55,540
631	Athira Pharma Inc.*	13,920
421	Avenue Therapeutics Inc.*	1,979
1,517	Axsome Therapeutics Inc.*	102,185
4,869	BioDelivery Sciences International Inc.*	20,450
2,402	Cara Therapeutics Inc.*	44,077
1,675	Cassava Sciences Inc.*(a)	81,372
23,999	Catalent Inc.*	2,728,926
902	Cerecor Inc.*	3,040
3,139	Chiasma Inc.*	12,211
1,924	Collegium Pharmaceutical Inc.*	45,387
5,256	Corcept Therapeutics Inc.*	132,188
1,684	CorMedix Inc.*	25,260
3,979	Cymabay Therapeutics Inc.*	19,099
10,719	Durect Corp.*	23,796
785	Eloxx Pharmaceuticals Inc.*	3,540
11,394	Endo International PLC*	90,354
814	Eton Pharmaceuticals Inc.*(a)	6,439
2,570	Evofem Biosciences Inc.*(a)	9,946
1,199	Evolus Inc.*(a)	14,520
647	Fulcrum Therapeutics Inc.*	8,159
348	Graybug Vision Inc.*	6,988
238	Harmony Biosciences Holdings Inc.*(a)	8,442
1,226	Harrow Health Inc.*	9,403
10,528	Horizon Therapeutics PLC*	957,101
275	IMARA Inc.*	3,462
71,440	Innoviva Inc.*	816,559
3,548	Intra-Cellular Therapies Inc.*	125,706
2,949	Jazz Pharmaceuticals PLC*	495,550
2,157	Kala Pharmaceuticals Inc.*(a)	15,983
431	Kaleido Biosciences Inc.*(a)	3,849
1,738	Lannett Co., Inc.*	10,532
1,088	Liquidia Corp.*	3,046
394	Lyra Therapeutics Inc.*	5,878
1,268	Marinus Pharmaceuticals Inc.*	19,159
9,579	Nektar Therapeutics, Class A Shares*(a)	217,348
1,357	NGM Biopharmaceuticals Inc.*	36,259
3,596	Ocular Therapeutix Inc.*	65,951
718	Odonate Therapeutics Inc.*	15,114
3,362	Omeros Corp.*(a)	67,038
1,693	Optinose Inc.*(a)	6,569

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 17.0% — (continued)

Pharmaceuticals — 1.4% — (continued)
430	Osmotica Pharmaceuticals PLC*(a)	$1,634
12,630	Pacira BioSciences Inc.*	928,305
2,176	Paratek Pharmaceuticals Inc.*	16,277
7,473	Perrigo Co. PLC	301,610
567	Phathom Pharmaceuticals Inc.*	24,976
1,086	Phibro Animal Health Corp., Class A Shares	23,425
521	Pliant Therapeutics Inc.*	17,240
16,536	Prestige Consumer Healthcare Inc.*	689,717
3,674	Progenics Pharmaceuticals Inc.*(c)	–
2,318	Provention Bio Inc.*	29,485
1,287	Reata Pharmaceuticals Inc., Class A Shares*	157,349
719	Recro Pharma Inc.*	2,466
769	Relmada Therapeutics Inc.*	25,638
3,422	Revance Therapeutics Inc.*	89,862
501	Satsuma Pharmaceuticals Inc.*	2,846
3,238	SIGA Technologies Inc.*	20,464
1,532	Strongbridge Biopharma PLC*	4,811
23,601	Supernus Pharmaceuticals Inc.*	634,159
280	Tarsus Pharmaceuticals Inc.*	10,150
12,916	TherapeuticsMD Inc.*	19,632
2,545	Theravance Biopharma Inc.*	42,171
1,534	Tricida Inc.*	7,839
710	Verrica Pharmaceuticals Inc.*	9,734
2,348	VYNE Therapeutics Inc.*	17,516
1,508	WaVe Life Sciences Ltd.*	14,190
1,493	Xeris Pharmaceuticals Inc.*(a)	8,137
3,034	Zogenix Inc.*	64,351

	Total Pharmaceuticals	10,232,290

	TOTAL HEALTH CARE	126,061,726

INDUSTRIALS — 15.7%

Aerospace & Defense — 1.8%
1,817	AAR Corp.	72,280
3,685	Aerojet Rocketdyne Holdings Inc.*	188,930
1,185	Aerovironment Inc.*	130,445
1,401	Astronics Corp.*	22,136
3,411	Axon Enterprise Inc.*	564,486
5,054	BWX Technologies Inc.	293,183
1,728	Cubic Corp.(a)	120,010
2,285	Curtiss-Wright Corp.	252,470
645	Ducommun Inc.*	35,088
21,377	HEICO Corp., Class A Shares	2,474,601
31,750	Hexcel Corp.*	1,706,880
21,202	Howmet Aerospace Inc.*	595,988
2,160	Huntington Ingalls Industries Inc.	379,966
1,518	Kaman Corp.(a)	73,866
6,543	Kratos Defense & Security Solutions Inc.*	179,932
3,337	Maxar Technologies Inc.	159,675
9,845	Mercury Systems Inc.*	643,469
1,631	Moog Inc., Class A Shares	126,663
284	National Presto Industries Inc.	29,062
2,796	Northrop Grumman Corp.	815,481
3,240	PAE Inc.*	26,471
809	Park Aerospace Corp.	11,237
1,239	Parsons Corp.*	44,282
17,829	Spirit AeroSystems Holdings Inc., Class A Shares	763,616
1,053	Teledyne Technologies Inc.*	390,663

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 15.7% — (continued)

Aerospace & Defense — 1.8% — (continued)
12,160	Textron Inc.	$612,134
3,609	TransDigm Group Inc.*	2,081,202
2,895	Triumph Group Inc.*	42,180
596	Vectrus Inc.*	32,542
3,659	Virgin Galactic Holdings Inc.*(a)	136,225

	Total Aerospace & Defense	13,005,163

Air Freight & Logistics — 0.1%
3,210	Air Transport Services Group Inc.*(a)	85,193
1,403	Atlas Air Worldwide Holdings Inc.*	77,347
1,550	Echo Global Logistics Inc.*	43,183
1,539	Forward Air Corp.	132,000
1,794	Hub Group Inc., Class A Shares*	103,299
1,467	Radiant Logistics Inc.*	9,932
4,860	XPO Logistics Inc.*	566,676

	Total Air Freight & Logistics	1,017,630

Airlines — 0.3%
6,453	Alaska Air Group Inc.*	419,574
719	Allegiant Travel Co., Class A Shares*	181,324
29,384	American Airlines Group Inc.*(a)	615,301
1,694	Copa Holdings SA, Class A Shares*	155,289
2,424	Hawaiian Holdings Inc.*	65,012
16,844	JetBlue Airways Corp.*	310,435
970	Mesa Air Group Inc.*	11,834
2,714	SkyWest Inc.	152,988
5,125	Spirit Airlines Inc.*(a)	183,885

	Total Airlines	2,095,642

Building Products — 1.6%
2,199	AAON Inc.	169,543
25,064	Advanced Drainage Systems Inc.	2,757,541
4,927	Allegion PLC	535,959
670	Alpha Pro Tech Ltd.*(a)	9,367
954	American Woodmark Corp.*	89,113
7,231	AO Smith Corp.	429,305
1,375	Apogee Enterprises Inc.	51,425
2,598	Armstrong World Industries Inc.	222,337
4,922	AZEK Co., Inc. (The), Class A Shares*	217,110
11,189	Builders FirstSource Inc.*	484,092
1,082	Caesarstone Ltd.	13,644
2,075	Cornerstone Building Brands Inc.*	23,634
767	CSW Industrials Inc.	96,312
7,392	Fortune Brands Home & Security Inc.	614,571
1,786	Gibraltar Industries Inc.*	156,007
2,421	Griffon Corp.	59,557
1,106	Insteel Industries Inc.	34,153
3,637	JELD-WEN Holding Inc.*	107,837
1,882	Lennox International Inc.	526,527
1,335	Masonite International Corp.*	146,476
5,650	Owens Corning	457,763
3,222	PGT Innovations Inc.*	76,007
1,948	Quanex Building Products Corp.	47,395
95,017	Resideo Technologies Inc.*	2,282,308
2,386	Simpson Manufacturing Co., Inc.	232,540
22,052	Trex Co., Inc.*	2,020,845
3,217	UFP Industries Inc.	196,237

	Total Building Products	12,057,605

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 15.7% — (continued)

Commercial Services & Supplies — 1.8%
3,691	ABM Industries Inc.	$159,377
5,085	ACCO Brands Corp.	41,188
7,650	ADT Inc.	58,216
2,490	Brady Corp., Class A Shares	130,501
2,479	BrightView Holdings Inc.*	39,441
2,557	Brink’s Co. (The)	196,454
2,529	Casella Waste Systems Inc., Class A Shares*	146,480
1,390	CECO Environmental Corp.*	11,398
988	Cimpress PLC*	97,891
12,165	Clean Harbors Inc.*	1,035,850
6,495	CoreCivic Inc.	46,634
44,743	Covanta Holding Corp.	628,639
2,361	Deluxe Corp.	93,330
1,438	Ennis Inc.	28,501
141,217	Harsco Corp.*	2,310,310
4,028	Healthcare Services Group Inc.	114,597
898	Heritage-Crystal Clean Inc.*	23,546
3,238	Herman Miller Inc.	124,193
2,367	HNI Corp.(a)	84,242
7,187	IAA Inc.*	421,374
3,021	Interface Inc., Class A Shares	37,521
6,994	KAR Auction Services Inc.	97,287
1,975	Kimball International Inc., Class B Shares	25,556
2,592	Knoll Inc.	42,276
25,694	Matthews International Corp., Class A Shares	917,276
525	Montrose Environmental Group Inc.*	25,662
6,438	MSA Safety Inc.	1,036,454
157	NL Industries Inc.	881
787	PICO Holdings Inc.*	7,193
8,688	Pitney Bowes Inc.	73,674
1,336	Quad/Graphics Inc.*	5,852
1,194	SP Plus Corp.*	39,581
4,745	Steelcase Inc., Class A Shares	66,145
26,256	Stericycle Inc.*	1,703,227
58,923	Team Inc.*	653,456
2,913	Tetra Tech Inc.	403,072
826	UniFirst Corp.	200,132
1,684	US Ecology Inc.*	64,346
1,116	Viad Corp.	46,693
531	VSE Corp.	20,475
21,035	Waste Connections Inc.	2,054,909

	Total Commercial Services & Supplies	13,313,830

Construction & Engineering — 0.9%
8,343	AECOM*	482,976
1,740	Aegion Corp., Class A Shares*	44,979
1,383	Ameresco Inc., Class A Shares*	78,997
7,691	API Group Corp.*(d)	142,284
2,665	Arcosa Inc.	151,185
793	Argan Inc.	39,666
1,966	Comfort Systems USA Inc.	121,774
1,823	Concrete Pumping Holdings Inc.*	11,230
1,375	Construction Partners Inc., Class A Shares*	39,792
21,683	Dycom Industries Inc.*	1,660,484
2,940	EMCOR Group Inc.	286,268
7,573	Fluor Corp.*	129,953
2,500	Granite Construction Inc.	85,950
3,701	Great Lakes Dredge & Dock Corp.*	56,218

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 15.7% — (continued)

Construction & Engineering — 0.9% — (continued)
3,693	HC2 Holdings Inc.*(a)	$12,925
505	IES Holdings Inc.*	23,149
3,029	MasTec Inc.*	262,766
1,521	Matrix Service Co.*	20,640
928	MYR Group Inc.*	54,706
554	Northwest Pipe Co.*	18,853
559	NV5 Global Inc.*	57,722
2,627	Primoris Services Corp.	87,926
7,413	Quanta Services Inc.	621,580
1,526	Sterling Construction Co., Inc.*	34,762
2,164	Tutor Perini Corp.*	31,811
4,081	Valmont Industries Inc.	965,279
32,766	WillScot Mobile Mini Holdings Corp., Class A Shares*	908,601

	Total Construction & Engineering	6,432,476

Electrical Equipment — 1.3%
7,596	ABB Ltd., ADR	218,613
1,925	Acuity Brands Inc.	237,353
386	Allied Motion Technologies Inc.	18,736
1,407	American Superconductor Corp.*	33,473
2,974	Array Technologies Inc.*	110,276
19,556	Atkore Inc.*	1,322,963
13,854	AZZ Inc.	707,801
150,399	Babcock & Wilcox Enterprises Inc.*	1,064,825
25,799	Bloom Energy Corp., Class A Shares*	736,045
1,144	Encore Wire Corp.	74,966
2,321	EnerSys	209,540
15,190	FuelCell Energy Inc.*	257,319
3,295	Generac Holdings Inc.*	1,085,900
3,767	GrafTech International Ltd.	44,564
2,916	Hubbell Inc., Class B Shares	517,619
1,362	LSI Industries Inc.	12,285
8,493	nVent Electric PLC	223,026
1,358	Orion Energy Systems Inc.*	11,407
21,480	Plug Power Inc.*	1,039,202
528	Powell Industries Inc.	16,437
194	Preformed Line Products Co.	14,232
2,223	Regal Beloit Corp.	303,817
8,330	Sensata Technologies Holding PLC*	477,226
8,096	Sunrun Inc.*	506,648
1,647	Thermon Group Holdings Inc.*	33,648
1,653	TPI Composites Inc.*	78,782
623	Ultralife Corp.*	4,243
11,932	Vertiv Holdings Co., Class A Shares	249,737
976	Vicor Corp.*(a)	96,126

	Total Electrical Equipment	9,706,809

Industrial Conglomerates — 0.4%
7,089	Carlisle Cos., Inc.	1,029,677
2,006	Raven Industries Inc.	78,635
5,148	Roper Technologies Inc.	1,943,988

	Total Industrial Conglomerates	3,052,300

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 15.7% — (continued)

Machinery — 3.4%
3,351	AGCO Corp.	$433,887
539	Alamo Group Inc.	82,268
16,013	Albany International Corp., Class A Shares	1,265,828
5,910	Allison Transmission Holdings Inc.	224,107
24,488	Altra Industrial Motion Corp.	1,418,345
1,278	Astec Industries Inc.	86,802
14,460	Barnes Group Inc.	756,981
916	Blue Bird Corp.*	22,268
1,979	Chart Industries Inc.*	283,175
1,156	CIRCOR International Inc.*	41,165
5,443	Colfax Corp.*	241,397
1,274	Columbus McKinnon Corp.	64,133
2,626	Crane Co.	220,216
6,595	Donaldson Co., Inc.	388,511
1,267	Douglas Dynamics Inc.	61,044
203	Eastern Co. (The)	5,176
2,160	Energy Recovery Inc.*	38,016
25,656	Enerpac Tool Group Corp., Class A Shares	633,703
1,081	EnPro Industries Inc.	86,848
1,414	ESCO Technologies Inc.	149,417
4,998	Evoqua Water Technologies Corp.*	122,701
584	ExOne Co. (The)*	19,914
3,262	Federal Signal Corp.	118,769
21,602	Flowserve Corp.(a)	799,274
2,515	Franklin Electric Co., Inc.	188,776
2,633	Gates Industrial Corp. PLC*	39,495
303	Gencor Industries Inc.*	4,303
1,012	Gorman-Rupp Co. (The)	32,374
8,745	Graco Inc.	606,466
303	Graham Corp.	4,648
1,726	Greenbrier Cos., Inc. (The)	81,208
1,609	Helios Technologies Inc.	105,229
4,047	Hillenbrand Inc.	188,024
389	Hurco Cos., Inc.	12,226
532	Hyster-Yale Materials Handling Inc.	45,513
4,850	IDEX Corp.	946,575
17,150	ITT Inc.	1,423,107
1,717	John Bean Technologies Corp.	253,378
621	Kadant Inc.	108,054
4,551	Kennametal Inc.(a)	170,025
712	LB Foster Co., Class A Shares*	12,068
12,834	Lincoln Electric Holdings Inc.	1,515,824
1,423	Lindsay Corp.	228,036
1,527	Luxfer Holdings PLC	29,257
28,264	Lydall Inc.*	984,435
1,860	Manitowoc Co., Inc. (The)*	30,299
267	Mayville Engineering Co., Inc.*	3,741
3,802	Meritor Inc.*	115,467
2,973	Middleby Corp. (The)*	435,277
588	Miller Industries Inc.	23,208
3,033	Mueller Industries Inc.	123,261
162,869	Mueller Water Products Inc., Class A Shares	2,099,381
2,734	Navistar International Corp.*	120,460
2,653	NN Inc.*	16,210

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 15.7% — (continued)

Machinery — 3.4% — (continued)
3,081	Nordson Corp.	$592,815
172	Omega Flex Inc.	29,670
3,568	Oshkosh Corp.	378,208
384	Park-Ohio Holdings Corp.	12,415
8,764	Pentair PLC	490,171
1,460	Proto Labs Inc.*	212,693
1,298	RBC Bearings Inc.*	258,380
1,837	REV Group Inc.	22,816
6,575	Rexnord Corp.	295,546
1,887	Shyft Group Inc. (The)	62,063
2,909	Snap-on Inc.	590,847
2,354	SPX Corp.*	130,859
2,289	SPX FLOW Inc.*	140,911
679	Standex International Corp.	66,583
998	Tennant Co.	76,048
3,722	Terex Corp.	153,272
22,033	Timken Co. (The)	1,726,286
5,663	Toro Co. (The)	570,661
2,394	TriMas Corp.*	80,414
4,263	Trinity Industries Inc.	136,842
7,248	Twin Disc Inc.*	59,941
2,961	Wabash National Corp.	49,093
1,481	Watts Water Technologies Inc., Class A Shares	168,967
43,805	Welbilt Inc.*(a)	700,004
3,154	Westinghouse Air Brake Technologies Corp.	228,444
2,992	Woodward Inc.	341,746

	Total Machinery	25,085,965

Marine — 0.1%
3,224	Costamare Inc.	31,112
263	Eagle Bulk Shipping Inc.*	7,716
104	Eneti Inc.	2,062
761	Genco Shipping & Trading Ltd.	7,990
3,298	Kirby Corp.*	206,323
2,340	Matson Inc.	162,092
2,124	Safe Bulkers Inc.*	5,841
1,062	SEACOR Holdings Inc.*	45,146

	Total Marine	468,282

Professional Services — 2.1%
721	Acacia Research Corp.*	5,119
537	Akerna Corp.*	2,970
18,969	ASGN Inc.*	1,763,548
440	Barrett Business Services Inc.	31,328
477	BGSF Inc.	6,649
7,279	Booz Allen Hamilton Holding Corp., Class A Shares	561,502
1,334	CACI International Inc., Class A Shares*	295,267
2,798	CBIZ Inc.*	84,360
4,250	CoreLogic Inc.	359,805
2,050	CoStar Group Inc.*	1,688,708
457	CRA International Inc.	25,213
2,709	Exponent Inc.	261,337
615	Forrester Research Inc.*	27,786
684	Franklin Covey Co.*	17,586
14,481	FTI Consulting Inc.*	1,658,798
467	GP Strategies Corp.*	6,132
1,013	Heidrick & Struggles International Inc.	36,357

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 15.7% — (continued)

Professional Services — 2.1% — (continued)
13,928	Huron Consulting Group Inc.*	$708,935
998	ICF International Inc.	83,283
1,891	Insperity Inc.	167,732
6,690	Jacobs Engineering Group Inc.	769,885
72,709	KBR Inc.	2,253,979
1,817	Kelly Services Inc., Class A Shares*	37,830
1,114	Kforce Inc.	57,204
3,056	Korn Ferry	188,097
3,094	ManpowerGroup Inc.	292,197
1,484	ManTech International Corp., Class A Shares	115,989
233	Mastech Digital Inc.*	3,728
729	Mistras Group Inc.*	5,803
18,783	Nielsen Holdings PLC	420,927
345	Red Violet Inc.*	8,004
1,834	Resources Connection Inc.	23,402
6,027	Robert Half International Inc.	468,840
3,103	Science Applications International Corp.	267,261
2,256	TriNet Group Inc.*	181,089
2,052	TrueBlue Inc.*	42,743
5,066	Upwork Inc.*	272,956
13,356	Verisk Analytics Inc., Class A Shares	2,188,381
586	Willdan Group Inc.*	25,702

	Total Professional Services	15,416,432

Road & Rail — 0.9%
489	AMERCO	281,038
1,296	ArcBest Corp.	76,451
24,011	Avis Budget Group Inc.*(a)	1,333,811
321	Covenant Logistics Group Inc., Class A Shares*	5,836
2,863	Daseke Inc.*	15,804
2,499	Heartland Express Inc.	45,482
20,911	Knight-Swift Transportation Holdings Inc., Class A Shares	903,355
2,060	Landstar System Inc.	329,888
3,333	Marten Transport Ltd.	53,928
4,791	Old Dominion Freight Line Inc.	1,028,963
82	PAM Transportation Services Inc.*	4,755
8,295	Ryder System Inc.	562,152
8,321	Saia Inc.*	1,668,610
3,237	Schneider National Inc., Class B Shares	74,872
346	Universal Logistics Holdings Inc.	8,100
948	US Xpress Enterprises Inc., Class A Shares*	8,769
13,381	Werner Enterprises Inc.	574,313

	Total Road & Rail	6,976,127

Trading Companies & Distributors — 1.0%
51,057	AerCap Holdings NV*	2,459,926
5,874	Air Lease Corp., Class A Shares	269,382
924	Alta Equipment Group Inc.*	9,804
1,888	Applied Industrial Technologies Inc.	161,179
2,986	Beacon Roofing Supply Inc.*	142,820
2,140	Boise Cascade Co.	106,872
945	CAI International Inc.	41,580
941	DXP Enterprises Inc.*	28,268
107	EVI Industries Inc.*	3,916
36,151	Fastenal Co.	1,676,322
1,880	GATX Corp.	179,408
295	General Finance Corp.*	2,977

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 15.7% — (continued)

Trading Companies & Distributors — 1.0% — (continued)
2,325	GMS Inc.*	$85,095
1,849	H&E Equipment Services Inc.	57,190
1,368	Herc Holdings Inc.*	120,056
282	Lawson Products Inc.*	14,946
1,309	McGrath RentCorp.	101,657
4,213	MRC Global Inc.*	36,822
2,354	MSC Industrial Direct Co., Inc., Class A Shares	202,750
1,125	Nesco Holdings Inc.*	9,112
6,291	NOW Inc.*	66,873
2,310	Rush Enterprises Inc., Class A Shares	98,013
288	Rush Enterprises Inc., Class B Shares	10,930
2,383	SiteOne Landscape Supply Inc.*	377,729
687	Systemax Inc.	24,801
2,490	Textainer Group Holdings Ltd.*	64,840
1,195	Titan Machinery Inc.*	29,277
309	Transcat Inc.*	13,852
3,181	Triton International Ltd.	183,798
9,194	Univar Solutions Inc.*	183,052
727	Veritiv Corp.*	17,288
1,774	Watsco Inc.	431,259
2,539	WESCO International Inc.*	203,831
120	Willis Lease Finance Corp.*	3,876

	Total Trading Companies & Distributors	7,419,501

Transportation Infrastructure — 0.0%
4,041	Macquarie Infrastructure Corp.	126,645

	TOTAL INDUSTRIALS	116,174,407

INFORMATION TECHNOLOGY — 20.2%

Communications Equipment — 1.4%
2,131	Acacia Communications Inc.*(a)	245,044
2,687	ADTRAN Inc.	45,249
1,155	Applied Optoelectronics Inc.*(a)	10,770
58,814	CalAmp Corp.*(a)	656,952
2,937	Calix Inc.*	116,041
195	Cambium Networks Corp.*	8,247
1,434	Casa Systems Inc.*	11,773
58,681	Ciena Corp.*	3,061,388
390	Clearfield Inc.*	12,640
10,625	CommScope Holding Co., Inc.*	155,019
1,333	Comtech Telecommunications Corp.	35,831
1,623	Digi International Inc.*	37,913
734	DZS Inc.*	12,214
2,678	EchoStar Corp., Class A Shares*(a)	60,791
6,126	Extreme Networks Inc.*	56,175
1,820	Genasys Inc.*	12,503
5,568	Harmonic Inc.*	43,124
114,739	Infinera Corp.*	1,127,311
3,751	Inseego Corp.*(a)	54,727
659	KVH Industries Inc.*	9,002
4,026	Lumentum Holdings Inc.*(a)	362,340
1,644	NETGEAR Inc.*	65,760
3,872	NetScout Systems Inc.*	109,268
936	PCTEL Inc.*	7,076

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Communications Equipment — 1.4% — (continued)
1,880	Plantronics Inc.*	$76,121
9,239	Radware Ltd.*	240,768
2,628	Resonant Inc.*(a)	13,429
80,696	Ribbon Communications Inc.*	697,214
26,417	ViaSat Inc.*(a)	1,350,965
105,243	Viavi Solutions Inc.*	1,703,358

	Total Communications Equipment	10,399,013

Electronic Equipment, Instruments & Components — 2.9%
1,846	Akoustis Technologies Inc.*(a)	26,379
9,632	Amphenol Corp., Class A Shares	1,210,550
4,445	Arlo Technologies Inc.*	30,937
4,006	Arrow Electronics Inc.*	401,642
5,410	Avnet Inc.	205,959
1,582	Badger Meter Inc.	171,789
420	Bel Fuse Inc., Class B Shares	7,455
21,564	Belden Inc.	953,344
1,879	Benchmark Electronics Inc.	53,364
9,009	Cognex Corp.	744,053
1,329	Coherent Inc.*	321,538
1,669	CTS Corp.	53,692
1,375	Daktronics Inc.	7,439
3,392	Dolby Laboratories Inc., Class A Shares	331,161
751	ePlus Inc.*	71,015
2,015	Fabrinet*	177,985
939	FARO Technologies Inc.*	87,759
40,017	FLIR Systems Inc.	2,136,908
11,273	II-VI Inc.*	950,314
1,930	Insight Enterprises Inc.*	161,329
857	Intellicheck Inc.*	10,430
4,404	IPG Photonics Corp.*	1,001,249
2,709	Iteris Inc.*	14,927
37,107	Itron Inc.*	4,350,425
7,900	Jabil Inc.	341,043
1,399	Kimball Electronics Inc.*	32,849
54,956	Knowles Corp.*	1,142,535
1,277	Littelfuse Inc.	332,301
1,557	Luna Innovations Inc.*	18,279
2,017	Methode Electronics Inc.	78,522
24,893	MTS Systems Corp.	1,452,756
702	Napco Security Technologies Inc.*	21,853
7,018	National Instruments Corp.	311,599
1,987	nLight Inc.*	75,744
1,874	Novanta Inc.*	247,986
8,570	OSI Systems Inc.*(a)	810,893
1,021	PAR Technology Corp.*(a)	88,704
650	PC Connection Inc.	29,907
1,588	Plexus Corp.*	133,360
1,439	Powerfleet Inc.*	11,325
1,448	Research Frontiers Inc.*	5,835
7,848	Rogers Corp.*	1,424,255
3,184	Sanmina Corp.*	113,414
1,388	ScanSource Inc.*	39,475
2,287	SYNNEX Corp.	203,909
13,431	Trimble Inc.*	995,774

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Electronic Equipment, Instruments & Components — 2.9% — (continued)
5,442	TTM Technologies Inc.*(a)	$76,841
7,212	Vishay Intertechnology Inc.	172,150
672	Vishay Precision Group Inc.*	21,719
695	Wrap Technologies Inc.*(a)	3,656

	Total Electronic Equipment, Instruments & Components	21,668,327

IT Services — 3.1%
2,581	Alliance Data Systems Corp.	249,066
6,865	Amdocs Ltd.	520,436
659	BigCommerce Holdings Inc.*(a)	38,953
45,153	Black Knight Inc.*	3,462,784
241	BM Technologies Inc.*(b)	3,037
2,182	Brightcove Inc.*	47,524
2,055	Cardtronics PLC, Class A Shares*	79,220
772	Cass Information Systems Inc.	33,258
2,287	Concentrix Corp.*	282,467
244,858	Conduent Inc.*	1,317,336
1,784	CSG Systems International Inc.	82,332
13,860	DXC Technology Co.	349,549
10,483	Euronet Worldwide Inc.*	1,575,700
3,315	EVERTEC Inc.	128,953
2,237	Evo Payments Inc., Class A Shares*	56,954
1,840	ExlService Holdings Inc.*	155,701
4,316	Fastly Inc., Class A Shares*(a)	317,571
4,955	Gartner Inc.*	887,143
10,259	Genpact Ltd.	414,874
2,071	Globant SA*	444,685
3,413	GreenSky Inc., Class A Shares*	18,157
1,136	Grid Dynamics Holdings Inc.*	16,938
1,968	GTT Communications Inc.*(a)	3,700
1,321	Hackett Group Inc. (The)	20,634
841	I3 Verticals Inc., Class A Shares*	27,921
73	IBEX Holdings Ltd.*	1,607
1,089	Information Services Group Inc.*	3,964
1,199	International Money Express Inc.*	17,661
6,270	Limelight Networks Inc.*	20,503
3,471	LiveRamp Holdings Inc.*	219,228
3,332	MAXIMUS Inc.	270,825
3,433	MoneyGram International Inc.*	22,898
2,752	MongoDB Inc., Class A Shares*	1,062,079
3,600	NIC Inc.	124,956
3,681	Okta Inc., Class A Shares*	962,397
1,815	Paysign Inc.*	8,222
1,788	Perficient Inc.*	99,574
7,617	Perspecta Inc.	222,416
780	PFSweb Inc.*	5,476
482	Priority Technology Holdings Inc.*	4,377
1,707	Rackspace Technology Inc.*	35,881
25,236	Repay Holdings Corp., Class A Shares*	550,145
16,961	Sabre Corp.	249,157
4,566	ServiceSource International Inc.*	7,328
14,100	Shift4 Payments Inc., Class A Shares*	1,078,650
675	StarTek Inc.*	5,474
10,892	StoneCo Ltd., Class A Shares*	934,643
3,972	Switch Inc., Class A Shares	68,874

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

IT Services — 3.1% — (continued)
2,136	Sykes Enterprises Inc.*	$87,277
1,000	TTEC Holdings Inc.	84,140
530	Tucows Inc., Class A Shares*	41,881
2,636	Twilio Inc., Class A Shares*	1,035,632
96,852	Unisys Corp.*(a)	2,377,717
7,329	Verra Mobility Corp., Class A Shares*	104,438
7,919	WEX Inc.*	1,649,924
12,200	WNS Holdings Ltd., ADR*	911,462

	Total IT Services	22,803,699

Semiconductors & Semiconductor Equipment — 4.0%
24,646	Advanced Energy Industries Inc.(a)	2,574,275
1,482	Allegro MicroSystems Inc.*	38,740
928	Alpha & Omega Semiconductor Ltd.*	32,656
1,825	Ambarella Inc.*	205,294
5,505	Amkor Technology Inc.(a)	131,515
785	Atomera Inc.*(a)	21,964
1,736	Axcelis Technologies Inc.*(a)	64,006
2,299	AXT Inc.*	29,726
32,126	Brooks Automation Inc.	2,671,598
1,184	CEVA Inc.*	72,496
3,100	Cirrus Logic Inc.*	253,518
1,532	CMC Materials Inc.	261,206
2,105	Cohu Inc.*(a)	91,462
5,958	Cree Inc.*	675,995
392	CyberOptics Corp.*	10,486
2,325	Diodes Inc.*	182,559
1,175	DSP Group Inc.*	18,295
5,715	Enphase Energy Inc.*	1,006,183
14,257	Entegris Inc.	1,499,979
4,928	First Solar Inc.*	399,267
4,204	FormFactor Inc.*(a)	190,736
606	GSI Technology Inc.*	4,448
1,036	Ichor Holdings Ltd.*	44,299
6,854	Impinj Inc.*(a)	438,450
2,619	Inphi Corp.*	431,061
16,557	Kulicke & Soffa Industries Inc.	825,532
7,287	Lattice Semiconductor Corp.*	350,650
62,410	MACOM Technology Solutions Holdings Inc.*	4,016,084
562	Maxeon Solar Technologies Ltd.*(a)	18,923
3,651	MaxLinear Inc., Class A Shares*	145,200
2,947	MKS Instruments Inc.	485,960
2,351	Monolithic Power Systems Inc.	880,497
2,843	NeoPhotonics Corp.*	27,321
288	NVE Corp.	20,295
21,933	ON Semiconductor Corp.*	883,242
2,586	Onto Innovation Inc.*	161,522
1,549	PDF Solutions Inc.*	28,440
3,498	Photronics Inc.*	41,661
1,973	Pixelworks Inc.*	7,083
3,170	Power Integrations Inc.	280,133
78,878	Rambus Inc.*(a)	1,654,860
3,438	Semtech Corp.*	252,040
2,294	Silicon Laboratories Inc.*	357,268
27,530	Silicon Motion Technology Corp., ADR	1,636,383

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Semiconductors & Semiconductor Equipment — 4.0% — (continued)
484	SiTime Corp.*	$47,156
17,015	SMART Global Holdings Inc.*	794,430
2,641	SolarEdge Technologies Inc.*	787,837
4,020	SunPower Corp., Class A Shares*(a)	139,775
9,686	Synaptics Inc.*(a)	1,298,215
8,947	Teradyne Inc.	1,150,674
2,214	Ultra Clean Holdings Inc.*	102,685
2,310	Universal Display Corp.	489,004
64,824	Veeco Instruments Inc.*	1,393,716

	Total Semiconductors & Semiconductor Equipment	29,626,800

Software — 7.9%
17,930	2U Inc.*	710,566
5,545	8x8 Inc.*	189,694
3,336	A10 Networks Inc.*	31,158
38,565	ACI Worldwide Inc.*	1,475,497
949	Agilysys Inc.*	56,551
2,608	Alarm.com Holdings Inc.*	229,191
2,300	Altair Engineering Inc., Class A Shares*	141,657
2,882	Alteryx Inc., Class A Shares*	275,519
1,562	American Software Inc., Class A Shares	31,552
7,161	Anaplan Inc.*	465,393
8,806	ANSYS Inc.*	3,002,758
876	Appfolio Inc., Class A Shares*	143,682
1,929	Appian Corp., Class A Shares*	331,595
11,016	Aspen Technology Inc.*	1,658,018
538	Asure Software Inc.*	4,191
3,609	Atlassian Corp. PLC, Class A Shares*	857,859
4,483	Avalara Inc.*	703,562
4,455	Avaya Holdings Corp.*(a)	132,180
1,594	Benefitfocus Inc.*	24,229
3,955	Bill.com Holdings Inc.*	652,615
2,677	Blackbaud Inc.*	184,231
29,802	Blackline Inc.*	3,696,044
48,359	Bottomline Technologies de Inc.*	2,170,352
36,692	Box Inc., Class A Shares*	673,298
6,633	CDK Global Inc.	332,579
1,996	Cerence Inc.*	221,995
6,225	Ceridian HCM Holding Inc.*(a)	558,134
1,588	ChannelAdvisor Corp.*	35,889
139,232	Cloudera Inc.*	2,247,205
5,894	Cloudflare Inc., Class A Shares*	435,979
62,923	Cognyte Software Ltd.*	1,816,587
2,280	CommVault Systems Inc.*	145,304
3,313	Cornerstone OnDemand Inc.*	167,373
1,162	Coupa Software Inc.*	402,354
4,699	Crowdstrike Holdings Inc., Class A Shares*	1,014,984
5,110	CyberArk Software Ltd.*	750,301
1,254	Datto Holding Corp.*	29,193
704	Digimarc Corp.*	25,759
4,453	Digital Turbine Inc.*	367,684
1,398	Domo Inc., Class B Shares*	89,095
1,231	Duck Creek Technologies Inc.*	58,226
10,019	Dynatrace Inc.*	498,545
1,396	Ebix Inc.	34,035

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Software — 7.9% — (continued)
552	eGain Corp.*	$6,414
3,565	Elastic NV*	479,100
16,799	Envestnet Inc.*	1,075,472
1,887	Everbridge Inc.*	289,145
1,507	Fair Isaac Corp.*	689,528
97,705	FireEye Inc.*	1,887,661
3,378	Five9 Inc.*	625,741
2,223	GTY Technology Holdings Inc.*	16,295
14,254	Guidewire Software Inc.*	1,582,051
2,243	HubSpot Inc.*	1,155,145
416	Intelligent Systems Corp.*	16,507
1,699	InterDigital Inc.	107,666
2,279	j2 Global Inc.*(a)	253,835
1,621	Jamf Holding Corp.*	60,625
706	JFrog Ltd.*(a)	37,764
3,346	LivePerson Inc.*	219,565
3,446	Manhattan Associates Inc.*	423,686
1,939	McAfee Corp., Class A Shares	40,137
4,548	Medallia Inc.*(a)	183,603
384	MicroStrategy Inc., Class A Shares*(a)	288,157
25,370	Mimecast Ltd.*	1,087,866
1,743	Mitek Systems Inc.*	26,633
1,866	Model N Inc.*	79,025
789	nCino Inc.*	53,952
6,449	New Relic Inc.*	394,292
95,337	Nuance Communications Inc.*	4,252,030
10,407	Nutanix Inc., Class A Shares*	315,176
30,982	OneSpan Inc.*	723,740
3,772	PagerDuty Inc.*	168,759
929	Park City Group Inc.*	5,648
2,066	Paylocity Holding Corp.*	394,999
2,172	Pegasystems Inc.	287,464
1,955	Ping Identity Holding Corp.*	45,806
4,640	Pluralsight Inc., Class A Shares*	95,538
2,500	Progress Software Corp.	106,350
6,718	Proofpoint Inc.*	812,341
30,436	PROS Holdings Inc.*(a)	1,442,666
5,616	PTC Inc.*	769,055
2,709	Q2 Holdings Inc.*	330,173
672	QAD Inc., Class A Shares	43,142
8,578	Qualys Inc.*(a)	833,439
2,756	Rapid7 Inc.*	210,117
4,810	RealPage Inc.*	417,412
1,073	Rimini Street Inc.*	8,337
4,829	SailPoint Technologies Holding Inc.*	272,259
1,405	Sapiens International Corp. NV	44,089
1,260	Seachange International Inc.*	1,487
333	SecureWorks Corp., Class A Shares*	4,805
415	ShotSpotter Inc.*	17,422
6,076	Smartsheet Inc., Class A Shares*	420,763
1,796	Smith Micro Software Inc.*	11,854
2,567	SolarWinds Corp.*	41,560
1,461	Sprout Social Inc., Class A Shares*	99,304
1,929	SPS Commerce Inc.*	194,308

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.2% — (continued)

Software — 7.9% — (continued)
632	Sumo Logic Inc.*	$19,200
6,533	SVMK Inc.*	121,644
2,724	Synchronoss Technologies Inc.*	12,067
10,592	Talend SA, ADR*	537,332
3,785	Tenable Holdings Inc.*	154,844
5,639	Teradata Corp.*(a)	226,124
1,333	Upland Software Inc.*	65,890
1,709	Varonis Systems Inc., Class B Shares*	313,670
31,963	Verint Systems Inc.*	1,575,456
1,276	Veritone Inc.*(a)	46,000
3,570	VirnetX Holding Corp.(a)	24,847
5,539	Workiva Inc., Class A Shares*	560,270
94,881	Xperi Holding Corp.	2,001,989
5,525	Yext Inc.*	93,483
6,270	Zendesk Inc.*	916,298
3,236	Zix Corp.*	23,882
3,910	Zscaler Inc.*	801,667
5,346	Zuora Inc., Class A Shares*	79,816

	Total Software	58,097,000

Technology Hardware, Storage & Peripherals — 0.9%
6,048	3D Systems Corp.*	216,760
1,710	Avid Technology Inc.*	33,157
706	Corsair Gaming Inc.*(a)	25,303
64,217	Diebold Nixdorf Inc.*	932,431
990	Eastman Kodak Co.*(a)	8,534
1,328	Immersion Corp.*	13,160
1,166	Intevac Inc.*	7,427
64,909	NCR Corp.*	2,256,237
13,241	Pure Storage Inc., Class A Shares*	309,575
186,342	Quantum Corp.*	1,554,092
31,201	Stratasys Ltd.*(a)	1,076,123
2,456	Super Micro Computer Inc.*	80,139
8,860	Xerox Holdings Corp.	225,753

	Total Technology Hardware, Storage & Peripherals	6,738,691

	TOTAL INFORMATION TECHNOLOGY	149,333,530

MATERIALS — 4.6%

Chemicals — 1.8%
664	Advanced Emissions Solutions Inc.*	3,785
1,530	AdvanSix Inc.*	42,534
1,569	AgroFresh Solutions Inc.*	3,750
9,852	Albemarle Corp.	1,548,833
1,581	American Vanguard Corp.	30,861
5,849	Amyris Inc.*(a)	80,716
2,975	Ashland Global Holdings Inc.(a)	250,257
5,013	Avient Corp.	216,662
11,283	Axalta Coating Systems Ltd.*	308,477
1,757	Balchem Corp.	209,716
3,071	Cabot Corp.	151,185
11,398	CF Industries Holdings Inc.	516,101
413	Chase Corp.	44,472
8,996	Chemours Co. (The)	211,676
12,941	Ecolab Inc.	2,709,328
11,009	Element Solutions Inc.	198,712

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 4.6% — (continued)

Chemicals — 1.8% — (continued)
4,626	Ferro Corp.*	$73,415
1,486	FutureFuel Corp.	21,814
2,585	GCP Applied Technologies Inc.*	64,082
570	Hawkins Inc.	35,682
2,829	HB Fuller Co.	158,622
10,611	Huntsman Corp.	289,680
2,272	Ingevity Corp.*	157,859
1,331	Innospec Inc.	133,699
359	Intrepid Potash Inc.*	10,659
1,137	Koppers Holdings Inc.*	37,987
28,755	Kraton Corp.*	1,069,398
1,402	Kronos Worldwide Inc.	20,259
7,723	Livent Corp.*	143,802
2,518	Marrone Bio Innovations Inc.*	6,433
1,835	Minerals Technologies Inc.	130,707
18,489	Mosaic Co. (The)	543,577
370	NewMarket Corp.	140,223
7,691	Olin Corp.	237,960
3,196	Orion Engineered Carbons SA	56,569
2,114	PQ Group Holdings Inc.	32,471
718	Quaker Chemical Corp.	202,749
3,651	Rayonier Advanced Materials Inc.*	33,772
6,842	RPM International Inc.	544,897
2,176	Scotts Miracle-Gro Co. (The)	463,814
2,239	Sensient Technologies Corp.	174,306
1,160	Stepan Co.	140,000
396	Trecora Resources*	2,812
1,482	Tredegar Corp.	22,586
2,055	Trinseo SA	132,979
60,911	Tronox Holdings PLC, Class A Shares	1,117,108
10,200	Valvoline Inc.	254,592
1,877	Westlake Chemical Corp.	160,652
2,969	WR Grace & Co.(a)	175,943

	Total Chemicals	13,318,173

Construction Materials — 0.5%
2,269	Eagle Materials Inc.	284,487
1,388	Forterra Inc.*	32,299
6,115	Summit Materials Inc., Class A Shares*	169,447
136	United States Lime & Minerals Inc.	19,059
936	US Concrete Inc.*	48,166
19,089	Vulcan Materials Co.	3,187,672

	Total Construction Materials	3,741,130

Containers & Packaging — 1.5%
12,255	AptarGroup Inc.(a)	1,594,008
616	Ardagh Group SA, Class A Shares	15,609
14,728	Avery Dennison Corp.	2,580,493
27,670	Berry Global Group Inc.*	1,532,918
31,261	Crown Holdings Inc.*	2,987,301
14,193	Graphic Packaging Holding Co.	225,243
1,405	Greif Inc., Class A Shares	67,861
197	Greif Inc., Class B Shares	9,752
1,948	Myers Industries Inc.	43,129
8,544	O-I Glass Inc.*	99,794

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 4.6% — (continued)

Containers & Packaging — 1.5% — (continued)
5,089	Packaging Corp. of America	$671,850
1,431	Pactiv Evergreen Inc.	20,005
21,530	Ranpak Holdings Corp., Class A Shares*(a)	387,755
8,342	Sealed Air Corp.	349,530
13,178	Silgan Holdings Inc.	494,966
5,435	Sonoco Products Co.	323,763
411	UFP Technologies Inc.*	20,353

	Total Containers & Packaging	11,424,330

Metals & Mining — 0.7%
83,766	Alamos Gold Inc., Class A Shares	594,739
10,233	Alcoa Corp.*	251,220
6,950	Allegheny Technologies Inc.*	136,637
5,452	Arconic Corp.*	119,508
615	Caledonia Mining Corp. PLC	8,708
2,595	Carpenter Technology Corp.	105,513
2,619	Century Aluminum Co.*	35,959
81,778	Cleveland-Cliffs Inc.	1,090,919
13,260	Coeur Mining Inc.*	119,473
6,500	Commercial Metals Co.(a)	163,475
1,854	Compass Minerals International Inc.	116,969
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)(c)	—
1,007	Gatos Silver Inc.*	14,058
3,913	Gold Resource Corp.	10,526
717	Haynes International Inc.	20,026
27,173	Hecla Mining Co.	177,440
835	Kaiser Aluminum Corp.	95,273
1,105	Materion Corp.	75,670
12,963	Novagold Resources Inc.*	108,241
372	Olympic Steel Inc.	6,636
3,390	Reliance Steel & Aluminum Co.	448,158
3,504	Royal Gold Inc.	363,400
539	Ryerson Holding Corp.*	6,861
1,398	Schnitzer Steel Industries Inc., Class A Shares	48,287
10,606	Steel Dynamics Inc.	440,997
4,484	SunCoke Energy Inc.	28,653
2,877	TimkenSteel Corp.*	23,246
14,005	United States Steel Corp.(a)	232,623
2,839	Warrior Met Coal Inc.	54,424
1,942	Worthington Industries Inc.	124,074

	Total Metals & Mining	5,021,713

Paper & Forest Products — 0.1%
930	Clearwater Paper Corp.*	32,559
2,817	Domtar Corp.	104,370
2,440	Glatfelter Corp.	39,162
5,796	Louisiana-Pacific Corp.	275,948
936	Neenah Inc.	51,779
1,718	Schweitzer-Mauduit International Inc.	80,231
1,838	Verso Corp., Class A Shares	22,975

	Total Paper & Forest Products	607,024

	TOTAL MATERIALS	34,112,370

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.0%

Equity Real Estate Investment Trusts (REITs) — 5.3%
4,712	Acadia Realty Trust	$89,104
2,896	Agree Realty Corp.	186,966
4,078	Alexander & Baldwin Inc.	71,243
106	Alexander’s Inc.	28,738
368	Alpine Income Property Trust Inc.	6,742
2,742	American Assets Trust Inc.	85,221
7,428	American Campus Communities Inc.	304,251
6,220	American Finance Trust Inc.	55,109
14,413	American Homes 4 Rent, Class A Shares	448,821
10,958	Americold Realty Trust	383,968
8,209	Apartment Income REIT Corp.	335,584
8,209	Apartment Investment & Management Co., Class A Shares	39,075
11,357	Apple Hospitality REIT Inc.	161,837
2,971	Armada Hoffler Properties Inc.	38,356
6,270	AvalonBay Communities Inc.	1,101,952
1,411	Bluerock Residential Growth REIT Inc., Class A Shares	15,126
16,043	Boston Properties Inc.	1,590,343
9,287	Brandywine Realty Trust	113,580
16,314	Brixmor Property Group Inc.	321,059
1,555	Broadstone Net Lease Inc., Class A Shares	28,130
750	BRT Apartments Corp.	11,880
5,129	Camden Property Trust	534,185
5,226	CareTrust REIT Inc.	115,913
2,823	CatchMark Timber Trust Inc., Class A Shares	28,823
674	Centerspace	46,257
2,818	Chatham Lodging Trust*	39,255
765	CIM Commercial Trust Corp.	9,295
2,714	City Office REIT Inc.	27,574
586	Clipper Realty Inc.	5,116
26,509	Colony Capital Inc.	156,933
6,302	Columbia Property Trust Inc.	88,984
1,153	Community Healthcare Trust Inc.	50,536
945	CorEnergy Infrastructure Trust Inc.	7,059
1,600	CorePoint Lodging Inc.	14,576
2,210	CoreSite Realty Corp.	268,979
6,170	Corporate Office Properties Trust	160,420
8,150	Cousins Properties Inc.	273,351
334	CTO Realty Growth Inc.	17,284
10,602	CubeSmart	391,850
6,444	CyrusOne Inc.	422,920
10,430	DiamondRock Hospitality Co.*	105,552
12,469	Diversified Healthcare Trust	56,110
9,037	Douglas Emmett Inc.	295,962
4,413	Easterly Government Properties Inc.	96,998
2,051	EastGroup Properties Inc.	279,162
8,095	Empire State Realty Trust Inc., Class A Shares	89,126
4,010	EPR Properties	181,172
181,405	Equity Commonwealth	5,117,435
9,466	Equity LifeStyle Properties Inc.	583,579
5,436	Essential Properties Realty Trust Inc.	126,115
1,263	Farmland Partners Inc.	15,105
4,132	Federal Realty Investment Trust	418,034
6,867	First Industrial Realty Trust Inc.	293,290
3,941	Four Corners Property Trust Inc.	106,762

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.0% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.3% — (continued)
5,536	Franklin Street Properties Corp.	$27,458
11,760	Gaming and Leisure Properties Inc.	522,144
6,430	GEO Group Inc. (The)(a)	46,296
1,857	Getty Realty Corp.	51,959
1,912	Gladstone Commercial Corp.	35,716
1,077	Gladstone Land Corp.	19,267
2,245	Global Medical REIT Inc.	30,240
5,060	Global Net Lease Inc.	94,015
54,546	Healthcare Realty Trust Inc.	1,574,197
11,604	Healthcare Trust of America Inc., Class A Shares	315,165
2,103	Hersha Hospitality Trust, Class A Shares*	23,385
5,659	Highwoods Properties Inc.	226,134
8,275	Hudson Pacific Properties Inc.	211,757
5,219	Independence Realty Trust Inc.	73,275
138	Indus Realty Trust Inc.(b)	8,374
3,546	Industrial Logistics Properties Trust	75,423
1,144	Innovative Industrial Properties Inc., Class A Shares	223,080
15,611	Iron Mountain Inc.(a)	543,107
4,094	iStar Inc.(a)	72,546
31,673	JBG SMITH Properties	1,005,618
6,039	Kilroy Realty Corp.(a)	383,235
22,505	Kimco Realty Corp.	412,517
4,692	Kite Realty Group Trust	89,946
4,584	Lamar Advertising Co., Class A Shares	396,928
14,695	Lexington Realty Trust, Class B Shares	157,530
3,844	Life Storage Inc.	322,512
2,128	LTC Properties Inc.	87,056
7,698	Macerich Co. (The)(a)	99,458
4,967	Mack-Cali Realty Corp.	69,389
30,452	Medical Properties Trust Inc.	657,459
5,213	Monmouth Real Estate Investment Corp.	90,289
2,358	National Health Investors Inc.	160,981
9,425	National Retail Properties Inc.	413,192
3,389	National Storage Affiliates Trust	130,646
592	NETSTREIT Corp.	10,401
4,700	New Senior Investment Group Inc.	28,717
1,189	NexPoint Residential Trust Inc.	48,797
2,617	Office Properties Income Trust	66,184
12,298	Omega Healthcare Investors Inc.	456,748
892	One Liberty Properties Inc.	19,098
7,918	Outfront Media Inc.	160,577
10,348	Paramount Group Inc.	95,926
12,715	Park Hotels & Resorts Inc.	276,551
7,131	Pebblebrook Hotel Trust	161,588
11,274	Physicians Realty Trust	191,658
6,960	Piedmont Office Realty Trust Inc., Class A Shares	118,738
728	Plymouth Industrial REIT Inc.	10,862
3,579	PotlatchDeltic Corp.	181,634
2,691	Preferred Apartment Communities Inc., Class A Shares	22,147
8,400	PS Business Parks Inc.	1,216,824
25,815	QTS Realty Trust Inc., Class A Shares(a)	1,603,628
7,205	Rayonier Inc.	235,171
8,940	Regency Centers Corp.	489,733
6,240	Retail Opportunity Investments Corp.	98,654

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.0% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.3% — (continued)
11,754	Retail Properties of America Inc., Class A Shares	$123,770
784	Retail Value Inc.	13,093
6,728	Rexford Industrial Realty Inc.	321,060
9,148	RLJ Lodging Trust	143,624
4,143	RPT Realty	45,449
2,765	Ryman Hospitality Properties Inc.	213,707
11,242	Sabra Health Care REIT Inc.	193,587
950	Safehold Inc.(a)	72,437
672	Saul Centers Inc.	23,802
11,364	SBA Communications Corp., Class A Shares	2,899,297
1,957	Seritage Growth Properties, Class A Shares*(a)	39,512
8,491	Service Properties Trust	109,024
8,042	SITE Centers Corp.	107,280
3,968	SL Green Realty Corp.(a)	274,070
35,716	Spirit Realty Capital Inc.	1,536,502
14,495	STAG Industrial Inc.	457,317
12,953	STORE Capital Corp.	433,148
5,650	Summit Hotel Properties Inc.*	58,477
11,971	Sunstone Hotel Investors Inc.	158,137
4,736	Tanger Factory Outlet Centers Inc.(a)	74,545
3,496	Terreno Realty Corp.	195,916
2,056	UMH Properties Inc.	35,096
10,571	Uniti Group Inc.	125,901
724	Universal Health Realty Income Trust	44,852
6,340	Urban Edge Properties	104,610
1,665	Urstadt Biddle Properties Inc., Class A Shares	26,840
11,793	VEREIT Inc.	459,927
28,636	VICI Properties Inc.	816,126
4,484	Washington Real Estate Investment Trust	100,980
6,680	Weingarten Realty Investors	169,605
2,227	Whitestone REIT, Class B Shares	20,822
6,202	Xenia Hotels & Resorts Inc.	123,854

	Total Equity Real Estate Investment Trusts (REITs)	39,507,094

Real Estate Management & Development — 0.7%
191	Altisource Portfolio Solutions SA*	1,942
36,139	CBRE Group Inc., Class A Shares*	2,738,252
6,058	Cushman & Wakefield PLC*	93,778
2,686	eXp World Holdings Inc.*	162,207
27	Fathom Holdings Inc.*	1,177
802	Forestar Group Inc.*	17,075
386	FRP Holdings Inc.*	17,424
4,799	Howard Hughes Corp. (The)*	455,281
2,741	Jones Lang LaSalle Inc.*	476,879
6,696	Kennedy-Wilson Holdings Inc.	125,617
1,299	Marcus & Millichap Inc.*	49,193
322	Maui Land & Pineapple Co., Inc.*	3,806
7,140	Newmark Group Inc., Class A Shares	71,543
435	Rafael Holdings Inc., Class B Shares*	15,564
1,039	RE/MAX Holdings Inc., Class A Shares	43,347
5,987	Realogy Holdings Corp.*	90,284
5,390	Redfin Corp.*	408,239
693	RMR Group Inc. (The), Class A Shares	27,852
1,827	St Joe Co. (The)(a)	91,953
302	Stratus Properties Inc.*	7,335

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.0% — (continued)

Real Estate Management & Development — 0.7% — (continued)
1,130	Tejon Ranch Co.*	$18,442
70	Transcontinental Realty Investors Inc.*	1,456

	Total Real Estate Management & Development	4,918,646

	TOTAL REAL ESTATE	44,425,740

UTILITIES — 2.7%

Electric Utilities — 0.7%
22,660	ALLETE Inc.	1,407,866
596	Genie Energy Ltd., Class B Shares	4,500
5,880	Hawaiian Electric Industries Inc.	205,565
8,995	IDACORP Inc.	775,729
2,024	MGE Energy Inc.	128,929
13,176	NRG Energy Inc.	481,056
10,929	OGE Energy Corp.	319,892
2,170	Otter Tail Corp.	87,928
71,516	PG&E Corp.*	751,633
6,136	Pinnacle West Capital Corp.	429,090
4,339	PNM Resources Inc.	208,315
4,719	Portland General Electric Co.	198,953
502	Spark Energy Inc., Class A Shares	5,005

	Total Electric Utilities	5,004,461

Gas Utilities — 0.3%
1,786	Brookfield Infrastructure Corp., Class A Shares(a)	118,269
873	Chesapeake Utilities Corp.	92,302
4,741	National Fuel Gas Co.	215,431
5,163	New Jersey Resources Corp.	202,854
1,656	Northwest Natural Holding Co.	79,471
2,745	ONE Gas Inc.	183,833
457	RGC Resources Inc.	10,379
5,409	South Jersey Industries Inc.	135,820
2,997	Southwest Gas Holdings Inc.	186,863
2,738	Spire Inc.	181,858
10,981	UGI Corp.	420,682

	Total Gas Utilities	1,827,762

Independent Power & Renewable Electricity Producers — 0.4%
4,080	Atlantic Power Corp.*	11,710
6,319	Brookfield Renewable Corp., Class A Shares	291,812
1,647	Clearway Energy Inc., Class A Shares	43,069
4,607	Clearway Energy Inc., Class C Shares	126,508
16,278	Ormat Technologies Inc.(a)	1,394,536
2,867	Sunnova Energy International Inc.*	128,556
69,596	Vistra Corp.	1,200,531

	Total Independent Power & Renewable Electricity Producers	3,196,722

Multi-Utilities — 0.3%
23,926	Avista Corp.	962,065
3,434	Black Hills Corp.	203,155
10,561	MDU Resources Group Inc.	296,764
10,998	NorthWestern Corp.	643,163
744	Unitil Corp.	31,129

	Total Multi-Utilities	2,136,276

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 2.7% — (continued)

Water Utilities — 1.0%
2,017	American States Water Co.	$147,342
492	Artesian Resources Corp., Class A Shares	18,204
1,059	Cadiz Inc.*(a)	11,511
18,585	California Water Service Group	1,021,246
873	Consolidated Water Co., Ltd.	11,305
40,601	Essential Utilities Inc.	1,707,678
818	Global Water Resources Inc.	14,176
3,251	Middlesex Water Co.	223,246
1,083	Pure Cycle Corp.*	12,736
34,668	SJW Group	2,172,990
90,284	United Utilities Group PLC, ADR(a)	2,210,152
681	York Water Co. (The)	28,337

	Total Water Utilities	7,578,923

	TOTAL UTILITIES	19,744,144

	TOTAL COMMON STOCKS (Cost — $447,567,804)	711,965,796

CONVERTIBLE PREFERRED STOCKS — 0.7%

HEALTH CARE — 0.4%

Health Care Equipment & Supplies — 0.4%
59,347	Becton Dickinson & Co., 6.000% due 6/1/23	3,128,180

UTILITIES — 0.3%

Water Utilities — 0.3%
30,372	Essential Utilities Inc., 6.000% due 4/30/22	1,656,489

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $4,727,804)	4,784,669

CLOSED END MUTUAL FUND SECURITIES — 0.3%

FINANCIALS — 0.3%

Capital Markets — 0.3%
4,664	iShares® Core S&P Small-Capital ETF	490,140
4,508	iShares® Russell 2000 ETF, Common Class Shares(a)	984,141
12,967	iShares® Russell Mid-Capital ETF, Common Class Shares	935,699

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost — $1,470,942)	2,409,980

PREFERRED STOCKS — 0.3%

FINANCIALS — 0.3%

Banks — 0.2%
52,155	US Bancorp, 3.500% (3-Month USD-LIBOR + 0.600%)(a)(e)(f)	1,220,427
11,178	US Bancorp, 6.500% (3-Month USD-LIBOR + 4.468%)(e)(f)	293,534

	Total Banks	1,513,961

Capital Markets — 0.0%
16,038	Charles Schwab Corp. (The), 5.950%(f)	406,724

Insurance — 0.1%
13,520	MetLife Inc., 4.750%(f)	342,732
6,440	MetLife Inc., 5.625%(f)	169,887

	Total Insurance	512,619

	TOTAL PREFERRED STOCKS (Cost — $2,429,576)	2,433,304

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Face Amount/Units†		Rating††	Security	Value

CORPORATE BOND & NOTE — 0.1%

COMMUNICATION SERVICES — 0.1%

Diversified Telecommunication Services — 0.1%
$702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(b)(d) (Cost — $702,000)	$1,057,410

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $456,898,126)	722,651,159

Face Amount†

SHORT-TERM INVESTMENTS (g) — 8.3%

MONEY MARKET FUND — 5.8%
$42,980,372			Invesco STIT — Government & Agency Portfolio, 0.030%, Institutional Class(h) (Cost — $42,980,372)	42,980,372

TIME DEPOSITS — 2.5%
9,617,310			Barclays Bank PLC — London, 0.000% due 3/1/21	9,617,310
			BBH — Grand Cayman:
47,719			0.000% due 3/1/21	47,719
20,372	CAD		0.010% due 3/1/21	16,012
320,249			Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	320,249
8,441,426			Sumitomo Mitsui Banking Corp. — Tokyo, 0.000% due 3/1/21	8,441,426

			TOTAL TIME DEPOSITS (Cost — $18,442,716)	18,442,716

			TOTAL SHORT-TERM INVESTMENTS (Cost — $61,423,088)	61,423,088

			TOTAL INVESTMENTS — 105.9% (Cost — $518,321,214)	784,074,247

			Liabilities in Excess of Other Assets — (5.9)%	(43,712,440)

			TOTAL NET ASSETS — 100.0%	$740,361,807

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $1,199,694 and represents 0.2% of net assets.

(e)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.5%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2021, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$518,321,214	$275,979,534	$(9,918,723)	$266,060,811

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	20.1%
Health Care	17.4
Industrials	15.7
Financials	13.9
Consumer Discretionary	8.9
Real Estate	6.0
Materials	4.6
Consumer Staples	3.8
Utilities	2.9
Communication Services	2.7
Energy	1.5
Short-Term Investments	2.5

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2021, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Russell 2000 E-mini Index March Futures	22	3/21	$2,257,608	$2,419,120	$161,512
NASDAQ 100 E-mini Index March Futures	1	3/21	248,023	258,220	10,197
S&P MidCap 400 E-mini Index March Futures	8	3/21	1,859,691	1,995,760	136,069

					$307,778

At February 28, 2021, Small-Mid Cap Equity Fund had deposited cash of $267,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar
USD	— United States Dollar

See pages 269-270 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.6%

Argentina — 0.1%
418	MercadoLibre Inc.*	$684,730
63,849	YPF SA, ADR*	276,466

	Total Argentina	961,196

Australia — 3.3%
4,603	Afterpay Ltd.*(a)	421,817
13,687	AGL Energy Ltd.	98,871
76,782	AMP Ltd.	88,767
5,110	Ampol Ltd.	96,888
31,242	Ansell Ltd.	866,332
24,347	APA Group	174,205
12,195	Aristocrat Leisure Ltd.	285,750
4,076	ASX Ltd.	212,210
7,685	Atlassian Corp. PLC, Class A Shares*	1,826,725
41,663	Aurizon Holdings Ltd.	122,392
36,895	AusNet Services, Class Miscella Shares	47,024
60,545	Australia & New Zealand Banking Group Ltd.	1,222,366
115,849	Bapcor Ltd.	610,519
1,021,107	Beach Energy Ltd.	1,315,857
62,586	BHP Group Ltd.	2,360,170
44,466	BHP Group PLC	1,405,106
10,085	BlueScope Steel Ltd.	129,175
33,000	Brambles Ltd.	253,359
122,611	Charter Hall Group, REIT	1,113,513
2,514	CIMIC Group Ltd.*	41,205
11,285	Coca-Cola Amatil Ltd.	116,238
1,361	Cochlear Ltd.	221,622
27,961	Coles Group Ltd.	330,166
37,541	Commonwealth Bank of Australia	2,361,720
10,170	Computershare Ltd.	104,063
7,474	Crown Resorts Ltd.	57,352
29,581	CSL Ltd.	5,987,501
139,672	CSR Ltd.	587,147
23,276	Dexus, REIT	159,664
93,940	Elders Ltd.	814,646
34,893	Evolution Mining Ltd.	110,948
35,353	Fortescue Metals Group Ltd.	657,684
35,855	Goodman Group, REIT	457,441
39,900	GPT Group (The), REIT	131,356
53,269	Insurance Australia Group Ltd.	204,957
21,793	JB Hi-Fi Ltd.	727,082
14,273	Lendlease Corp., Ltd.	146,386
19,586	Macquarie Group Ltd.	2,151,506
2,673	Magellan Financial Group Ltd.	89,648
58,441	Medibank Pvt Ltd.	124,670
69,190	Mineral Resources Ltd.	2,024,035
83,120	Mirvac Group, REIT	142,953
69,289	National Australia Bank Ltd.	1,317,460
17,009	Newcrest Mining Ltd.	319,732
23,287	Northern Star Resources Ltd.	180,545
42,522	Oil Search Ltd.	140,450
8,577	Orica Ltd.	83,137
37,374	Origin Energy Ltd.	130,394
93,496	OZ Minerals Ltd.	1,614,535
115,108	Pendal Group Ltd.	527,566

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.3% — (continued)
18,281	Qantas Airways Ltd.*	$70,550
31,126	QBE Insurance Group Ltd.	223,238
3,834	Ramsay Health Care Ltd.	195,059
1,077	REA Group Ltd.	113,581
8,005	Rio Tinto Ltd.	785,901
37,573	Santos Ltd.	211,438
111,490	Scentre Group, REIT	247,780
7,060	SEEK Ltd.	139,939
46,012	Seven Group Holdings Ltd.	769,851
318,122	Shopping Centres Australasia Property Group, REIT, Class Miscella Shares	571,765
615,442	Silver Lake Resources Ltd.*	676,185
9,575	Sonic Healthcare Ltd.	233,839
104,884	South32 Ltd.	224,193
50,069	Stockland, REIT	160,929
26,756	Suncorp Group Ltd.	204,031
30,454	Sydney Airport*	137,605
46,820	Tabcorp Holdings Ltd.	160,827
90,572	Technology One Ltd.	589,028
87,637	Telstra Corp., Ltd.	207,994
8,418	TPG Telecom Ltd.*	44,074
57,581	Transurban Group	568,365
15,164	Treasury Wine Estates Ltd.	127,446
84,094	Vicinity Centres, REIT	106,472
2,114	Washington H Soul Pattinson & Co., Ltd.	48,723
23,871	Wesfarmers Ltd.	905,653
76,037	Westpac Banking Corp.	1,396,694
3,097	WiseTech Global Ltd.	64,859
19,838	Woodside Petroleum Ltd.	378,222
26,553	Woolworths Group Ltd.	806,132

	Total Australia	45,085,228

Austria — 0.3%
94,618	Erste Group Bank AG*	3,110,237
3,061	OMV AG	147,462
3,089	Raiffeisen Bank International AG	62,563
1,373	Verbund AG	104,600
2,612	Voestalpine AG	103,426

	Total Austria	3,528,288

Belgium — 0.8%
33,842	Ageas SA NV	1,896,319
16,042	Anheuser-Busch InBev SA/NV	923,062
666	Elia Group SA/NV	71,889
1,256	Etablissements Franz Colruyt NV	75,170
10,064	Galapagos NV*	829,176
2,366	Groupe Bruxelles Lambert SA	234,471
5,299	KBC Group NV*	381,003
3,139	Proximus SADP	61,189
332	Sofina SA	109,924
1,573	Solvay SA	191,802
26,075	UCB SA	2,593,074
44,407	Umicore SA	2,606,256
15,122	Warehouses de Pauw CVA, REIT	517,029

	Total Belgium	10,490,364

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Canada — 2.4%
226,600	Air Canada*(b)	$4,470,376
81,035	Alimentation Couche-Tard Inc., Class B Shares	2,436,209
39,415	Aphria Inc.*	704,160
59,151	ARC Resources Ltd.	354,264
34,046	ATS Automation Tooling Systems Inc.*	750,601
17,262	Ballard Power Systems Inc.*	483,005
73,654	Barrick Gold Corp.	1,374,898
12,634	BRP Inc.	913,068
103,990	CAE Inc.	2,752,797
41,372	Cameco Corp.	647,885
15,653	Canadian Apartment Properties REIT(b)	627,941
21,422	Canadian National Railway Co.	2,338,859
33,502	Canadian Western Bank(b)	880,800
8,241	Cogeco Communications Inc.	745,337
9,226	Descartes Systems Group Inc. (The)*	540,304
45,145	Dollarama Inc.	1,718,441
87,045	Dundee Precious Metals Inc.	541,166
35,948	Finning International Inc.	938,327
84,337	Fortuna Silver Mines Inc.*	634,367
129,193	Kinross Gold Corp.	804,872
34,800	Northland Power Inc., Class Common S Shares	1,155,624
76,513	Parex Resources Inc.*	1,223,198
39,049	Real Matters Inc.*(b)	491,067
1,476	Shopify Inc., Class A Shares*	1,912,698
18,242	Stella-Jones Inc.	659,683
22,989	TFI International Inc.	1,606,140
21,750	Tourmaline Oil Corp.	395,921
94,596	Tricon Residential Inc.(b)	921,201
8,063	West Fraser Timber Co., Ltd.	551,349

	Total Canada	33,574,558

Chile — 0.2%
119,420	Antofagasta PLC	2,964,085

China — 1.3%
22,664	Alibaba Group Holding Ltd., ADR*	5,388,593
3,964	Baidu Inc., ADR*	1,123,635
1,720,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	1,341,197
1,682,901	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	1,565,459
231,000	Kingdee International Software Group Co., Ltd.*	836,434
85,500	Tencent Holdings Ltd.	7,291,160

	Total China	17,546,478

Czech Republic — 0.0%
8,300	Avast PLC(d)	53,398

Denmark — 1.5%
3,518	Ambu AS, Class B Shares	162,773
67	AP Moller — Maersk AS, Class A Shares	134,371
825	AP Moller — Maersk AS, Class B Shares	1,770,866
8,442	Ascendis Pharma AS, ADR*	1,308,257
2,148	Carlsberg AS, Class B Shares	337,811
2,238	Chr Hansen Holding AS*	191,892
2,501	Coloplast AS, Class B Shares	381,431
14,912	Danske Bank AS*	274,870
2,342	Demant AS*	96,773
2,208	Drilling Co. of 1972 AS (The)*	87,814

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Denmark — 1.5% — (continued)
4,356	DSV PANALPINA AS	$798,801
1,370	Genmab AS*	462,053
2,715	GN Store Nord AS	227,988
1,585	H. Lundbeck AS	60,317
5,669	Netcompany Group AS*(d)	506,269
88,873	Novo Nordisk AS, Class B Shares	6,322,313
4,426	Novozymes AS, Class B Shares*	273,283
3,983	Orsted AS(d)	642,839
26,267	Pandora AS	2,546,592
170	ROCKWOOL International AS, Class B Shares	61,353
7,409	Royal Unibrew AS	762,502
3,193	Tryg AS	100,544
17,372	Vestas Wind Systems AS	3,248,195

	Total Denmark	20,759,907

Finland — 0.7%
3,018	Elisa OYJ	179,894
9,425	Fortum OYJ	235,220
36,004	Kemira OYJ	580,657
5,752	Kesko OYJ, Class B Shares	145,983
7,156	Kone OYJ, Class B Shares*	570,418
97,426	Metso Outotec OYJ	1,093,719
8,907	Neste OYJ	586,279
491,929	Nokia OYJ*	1,944,775
68,211	Nordea Bank Abp	616,313
2,120	Orion OYJ, Class B Shares	86,774
10,150	Sampo OYJ, Class A Shares	450,756
12,345	Stora Enso OYJ, Class R Shares	243,057
24,153	TietoEVRY OYJ	745,888
11,237	UPM-Kymmene OYJ	427,473
37,265	Valmet OYJ	1,254,163
46,984	Wartsila OYJ Abp	536,531

	Total Finland	9,697,900

France — 11.2%
4,212	Accor SA*	175,554
667	Aeroports de Paris*	84,621
10,059	Air Liquide SA	1,512,998
85,041	Airbus SE*	9,835,378
57,812	Alstom SA*	2,875,869
17,893	Amundi SA*(d)	1,359,690
6,201	Arkema SA	682,959
10,567	Atos SE*	821,041
379,649	AXA SA	9,524,090
878	BioMerieux	111,428
131,849	BNP Paribas SA*	7,834,008
18,090	Bollore SA	86,522
4,636	Bouygues SA	187,659
6,234	Bureau Veritas SA	168,360
3,387	Capgemini SE	542,410
59,743	Carrefour SA	1,038,813
74,638	Cie de Saint-Gobain*	3,998,662
3,628	Cie Générale des Établissements Michelin SCA	524,003
3,163	CNP Assurances*	56,877
1,151	Covivio, REIT	96,698
24,486	Credit Agricole SA*	342,959
73,111	Danone SA	4,968,872

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 11.2% — (continued)
598	Dassault Aviation SA*	$644,123
13,306	Dassault Systemes SE	2,758,958
43,517	Edenred	2,408,912
16,205	Eiffage SA*	1,664,357
12,657	Electricite de France SA*	150,295
41,210	Elis SA*	712,667
196,184	Engie SA*	2,859,456
12,793	EssilorLuxottica SA	2,083,131
742	Eurazeo SE*	54,907
28,263	Faurecia SE*	1,459,158
970	Gecina SA, REIT	133,906
9,277	Getlink SE*	151,523
5,831	Hermes International	6,479,140
344	Iliad SA	60,839
794	Ipsen SA	67,556
4,393	Kering SA	2,781,041
49,074	Klepierre SA, REIT	1,156,968
18,190	Korian SA*	631,908
14,085	La Francaise des Jeux SAEM(d)	634,315
24,383	Legrand SA	2,115,142
10,787	L’Oréal SA	3,932,772
13,266	LVMH Moët Hennessy Louis Vuitton SE	8,399,976
23,006	Natixis SA*	111,978
12,624	Nexans SA*	979,854
186,110	Orange SA	2,143,339
1,114	Orpea SA*	133,677
20,783	Pernod Ricard SA	3,944,461
26,403	Publicis Groupe SA	1,545,747
518	Remy Cointreau SA	98,728
32,608	Renault SA*	1,459,855
92,840	Rexel SA*	1,736,380
16,639	Rubis SCA	761,846
6,746	Safran SA*	921,396
95,601	Sanofi	8,750,611
6,744	Sartorius Stedim Biotech	2,945,135
36,906	Schneider Electric SE	5,468,468
47,945	SCOR SE*	1,584,585
13,945	SEB SA	2,501,399
87,781	Societe Generale SA*	2,173,511
1,877	Sodexo SA*	179,321
5,395	SOITEC*	1,136,595
4,457	Sopra Steria Group*	724,146
7,252	Suez SA	150,913
1,236	Teleperformance	436,998
2,261	Thales SA	213,899
300,141	TOTAL SE	13,903,738
18,345	Ubisoft Entertainment SA*	1,496,286
2,936	Unibail-Rodamco-Westfield, REIT	215,410
49,677	Valeo SA	1,751,770
11,436	Veolia Environnement SA	308,279
41,203	Vinci SA	4,275,554
17,457	Vivendi SE	601,627
575	Wendel SE	65,683
53,655	Worldline SA*(d)	4,775,930

	Total France	155,667,640

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 8.3%
10,208	adidas AG*	$3,543,497
21,102	Allianz SE, Class Registered Shares	5,097,986
54,136	alstria office REIT-AG	899,612
8,614	Aurubis AG	748,416
112,742	BASF SE	9,230,937
65,386	Bayer AG, Class Registered Shares	3,955,375
41,435	Bayerische Motoren Werke AG	3,569,880
6,098	Bechtle AG	1,146,614
2,139	Beiersdorf AG	211,255
14,820	Brenntag SE	1,148,448
5,898	Carl Zeiss Meditec AG	881,535
93,502	CECONOMY AG*	583,103
20,700	Commerzbank AG*	135,781
2,334	Continental AG	333,651
17,019	Covestro AG(d)	1,231,547
41,347	CTS Eventim AG & Co. KGaA	2,804,941
54,773	Daimler AG, Class Registered Shares	4,373,469
2,753	Delivery Hero SE*(d)	351,076
41,665	Deutsche Bank AG, Class Registered Shares*	512,159
4,000	Deutsche Boerse AG	653,506
6,500	Deutsche Lufthansa AG, Class Registered Shares*	96,241
72,568	Deutsche Pfandbriefbank AG*(d)	788,164
21,171	Deutsche Post AG, Class Registered Shares	1,047,883
71,073	Deutsche Telekom AG, Class Registered Shares	1,286,330
49,991	Deutsche Wohnen SE	2,347,674
17,940	DWS Group GmbH & Co. KGaA(d)	745,572
47,267	E.ON SE	481,530
43,741	Encavis AG	921,892
4,450	Evonik Industries AG	149,950
37,063	Freenet AG	784,211
17,483	Fresenius Medical Care AG & Co. KGaA	1,210,213
47,744	Fresenius SE & Co. KGaA	2,042,008
48,735	GEA Group AG	1,681,158
8,849	Gerresheimer AG	913,785
1,269	Hannover Rueck SE	214,649
3,158	HeidelbergCement AG	249,269
12,508	HelloFresh SE*	970,372
2,205	Henkel AG & Co. KGaA	194,650
473	Hochtief AG	42,096
290,309	Infineon Technologies AG	12,595,612
1,642	KION Group AG	138,053
14,385	Knorr-Bremse AG	1,830,218
1,680	Lanxess AG	124,043
1,487	LEG Immobilien AG	202,863
15,275	Merck KGaA	2,473,484
32,048	METRO AG	352,700
1,107	MTU Aero Engines AG	262,911
2,949	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	861,023
1,244	Nemetschek SE	78,276
50,782	ProSiebenSat.1 Media SE*	1,039,605
2,063	Puma SE*	218,881
108	Rational AG	92,131
10,724	Rheinmetall AG	1,068,261
129,003	RWE AG	4,873,614
86,725	SAP SE	10,670,833
2,319	Scout24 AG(d)	174,406

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 8.3% — (continued)
87,983	Siemens AG, Class Registered Shares	$13,538,806
8,632	Siemens Energy AG*	324,370
50,031	Siemens Healthineers AG(d)	2,762,099
2,709	Symrise AG, Class A Shares	315,264
42,644	TAG Immobilien AG	1,211,491
3,188	TeamViewer AG*(d)	171,079
23,429	Telefonica Deutschland Holding AG	62,311
4,271	Uniper SE	149,101
16,387	United Internet AG, Class Registered Shares	718,710
689	Volkswagen AG	161,142
11,089	Vonovia SE	706,182
3,269	Zalando SE*(d)	335,161

	Total Germany	115,093,065

Hong Kong — 2.0%
623,200	AIA Group Ltd.	7,800,819
6,400	ASM Pacific Technology Ltd.	88,902
25,600	Bank of East Asia Ltd. (The)	60,459
760,000	BOC Hong Kong Holdings Ltd.	2,526,876
37,100	Budweiser Brewing Co. APAC Ltd.(d)	113,293
162,000	China Mengniu Dairy Co., Ltd.*	889,346
302,516	CK Asset Holdings Ltd.	1,780,289
57,000	CK Hutchison Holdings Ltd.	430,428
15,000	CK Infrastructure Holdings Ltd.	86,917
34,500	CLP Holdings Ltd.	336,344
35,400	ESR Cayman Ltd.*(d)	111,989
46,000	Galaxy Entertainment Group Ltd.	425,398
43,000	Hang Lung Properties Ltd.	111,279
16,100	Hang Seng Bank Ltd.	312,212
28,894	Henderson Land Development Co., Ltd.	125,498
53,500	HK Electric Investments & HK Electric Investments Ltd.	52,419
80,000	HKT Trust & HKT Ltd., Class Miscella Shares	108,675
224,600	Hong Kong & China Gas Co., Ltd.	338,571
54,519	Hong Kong Exchanges & Clearing Ltd.	3,319,345
27,400	Hongkong Land Holdings Ltd.	131,842
218,000	Hysan Development Co., Ltd.	934,236
4,700	Jardine Matheson Holdings Ltd.	246,157
5,100	Jardine Strategic Holdings Ltd.	131,678
44,500	Link REIT	419,871
4,414	Melco Resorts & Entertainment Ltd., ADR*	95,607
32,500	MTR Corp., Ltd.	195,439
32,669	New World Development Co., Ltd.	166,432
95,000	PCCW Ltd.	54,476
29,500	Power Assets Holdings Ltd.	163,874
64,646	Sino Land Co., Ltd.	97,807
42,000	SJM Holdings Ltd.	58,928
28,000	Sun Hung Kai Properties Ltd.	451,453
10,000	Swire Pacific Ltd., Class A Shares	73,650
24,800	Swire Properties Ltd.	79,837
174,000	Techtronic Industries Co., Ltd.	2,651,187
859,000	Towngas China Co., Ltd.*	381,914
704,000	United Laboratories International Holdings Ltd. (The)	511,729
1,933,000	WH Group Ltd.(d)	1,733,827
36,000	Wharf Real Estate Investment Co., Ltd.	216,021
38,000	Xinyi Glass Holdings Ltd.	106,375

	Total Hong Kong	27,921,399

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

India — 0.6%
259,797	Canara Bank*	$545,923
28,475	Dr Lal PathLabs Ltd.(d)	884,637
72,850	HDFC Bank Ltd.*	1,508,771
96,578	NTPC Ltd.	139,834
438,134	Oil & Natural Gas Corp., Ltd.	655,958
164,236	Reliance Industries Ltd.	4,611,757
209,164	Zee Entertainment Enterprises Ltd.	566,775

	Total India	8,913,655

Indonesia — 0.1%
513,000	Bank Central Asia Tbk PT	1,208,148
1,821,473	Bank Mandiri Persero Tbk PT*	784,960

	Total Indonesia	1,993,108

Ireland — 1.6%
14,097	AerCap Holdings NV*	679,194
426,206	AIB Group PLC*	964,192
472,191	Bank of Ireland Group PLC	1,932,111
16,532	CRH PLC	714,205
130,575	Dalata Hotel Group PLC*	656,166
2,088	DCC PLC	167,777
19,592	Experian PLC	619,252
22,812	Flutter Entertainment PLC*	4,390,663
121,400	James Hardie Industries PLC, CDI	3,403,012
16,389	Kerry Group PLC, Class A Shares	1,982,566
3,262	Kingspan Group PLC*	237,437
15,225	Medtronic PLC	1,780,868
35,622	Ryanair Holdings PLC, ADR*	3,830,078
5,181	Smurfit Kappa Group PLC	244,724
104,541	UDG Healthcare PLC	1,123,260

	Total Ireland	22,725,505

Isle of Man — 0.3%
209,576	Entain PLC*	4,123,561

Israel — 0.3%
922	Azrieli Group Ltd.	55,590
24,083	Bank Hapoalim BM*	168,684
31,114	Bank Leumi Le-Israel BM	187,525
2,451	Check Point Software Technologies Ltd.*	270,198
804	CyberArk Software Ltd.*	118,051
614	Elbit Systems Ltd.	79,471
14,106	ICL Group Ltd.	81,020
18,794	Inmode Ltd.*	1,296,034
24,701	Israel Discount Bank Ltd., Class A Shares	90,595
3,396	Mizrahi Tefahot Bank Ltd.	80,307
1,363	Nice Ltd.*	313,166
23,175	Teva Pharmaceutical Industries Ltd., ADR*	249,363
1,165	Wix.com Ltd.*	406,084

	Total Israel	3,396,088

Italy — 2.7%
41,802	ACEA SpA	822,905
2,622	Amplifon SpA*	104,398
123,132	Assicurazioni Generali SpA	2,310,283
10,514	Atlantia SpA*	196,956
64,987	Banca Mediolanum SpA	566,542
278,744	BPER Banca*	610,321

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Italy — 2.7% — (continued)
35,815	Buzzi Unicem SpA	$903,816
228,792	Davide Campari-Milano NV	2,578,261
543	DiaSorin SpA	106,316
626,234	Enel SpA	5,927,101
268,068	Eni SpA	3,063,459
2,639	Ferrari NV	511,192
99,465	FinecoBank Banca Fineco SpA*	1,748,550
7,104	Infrastrutture Wireless Italiane SpA(d)	73,779
12,712	Interpump Group SpA	583,032
1,297,936	Intesa Sanpaolo SpA*	3,342,146
12,531	Mediobanca Banca di Credito Finanziario SpA*	130,306
4,213	Moncler SpA*	260,781
9,269	Nexi SpA*(d)	166,473
12,127	Poste Italiane SpA(d)	137,604
5,121	Prysmian SpA	163,982
2,219	Recordati Industria Chimica e Farmaceutica SpA	112,819
8,055	Reply SpA	929,763
261,358	Saipem SpA	729,697
42,883	Snam SpA	222,279
302,839	Telecom Italia SpA	150,232
29,857	Terna Rete Elettrica Nazionale SpA	207,602
999,986	UniCredit SpA*	10,304,849

	Total Italy	36,965,444

Japan — 17.8%
800	ABC-Mart Inc.	45,882
8,800	Acom Co., Ltd.	39,484
4,100	Advantest Corp.	336,488
13,900	Aeon Co., Ltd.	419,890
2,500	Aeon Mall Co., Ltd.	42,307
4,100	AGC Inc.	151,292
4,400	Air Water Inc.	73,055
3,400	Aisin Seiki Co., Ltd.	117,002
10,100	Ajinomoto Co., Inc.	200,758
3,800	Alfresa Holdings Corp.	74,117
7,500	Amada Co., Ltd.	92,851
3,300	ANA Holdings Inc.*	82,699
34,400	Anritsu Corp.(b)	736,220
9,600	Asahi Group Holdings Ltd.	422,890
4,100	Asahi Intecc Co., Ltd.	118,110
26,600	Asahi Kasei Corp.	290,193
20,200	ASKUL Corp.	667,942
39,100	Astellas Pharma Inc.	619,313
2,600	Azbil Corp.	110,365
4,200	Bandai Namco Holdings Inc.	320,975
1,000	Bank of Kyoto Ltd. (The)	60,707
6,200	BayCurrent Consulting Inc.	1,246,780
29,000	Bell System24 Holdings Inc.	469,742
5,293	Benesse Holdings Inc.	108,667
84,100	Bridgestone Corp.	3,315,168
5,200	Brother Industries Ltd.	103,140
1,700	Calbee Inc.	44,647
52,144	Canon Inc.	1,123,671
19,900	Capcom Co., Ltd.	1,209,616
4,100	Casio Computer Co., Ltd.	79,766
3,000	Central Japan Railway Co.	505,813

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 17.8% — (continued)
11,200	Chiba Bank Ltd. (The)	$72,146
58,706	Chiyoda Corp.*	249,293
13,700	Chubu Electric Power Co., Inc.	168,724
14,100	Chugai Pharmaceutical Co., Ltd.	635,220
6,700	Chugoku Electric Power Co., Inc. (The)	80,080
140,801	Citizen Watch Co., Ltd.	511,576
2,300	Coca-Cola Bottlers Japan Holdings Inc.	39,913
22,500	Concordia Financial Group Ltd.	88,079
400	Cosmos Pharmaceutical Corp.	57,296
2,100	CyberAgent Inc.	126,462
5,200	Dai Nippon Printing Co., Ltd.	94,239
2,200	Daifuku Co., Ltd.	210,086
16,600	Daihen Corp.	709,814
113,483	Dai-ichi Life Holdings Inc.	2,030,425
36,200	Daiichi Sankyo Co., Ltd.	1,028,853
29,500	Daikin Industries Ltd.	5,806,817
1,500	Daito Trust Construction Co., Ltd.	167,243
12,000	Daiwa House Industry Co., Ltd.	341,143
42	Daiwa House REIT Investment Corp., Class A Shares	110,506
31,700	Daiwa Securities Group Inc.	155,409
46,938	DeNA Co., Ltd.	931,075
25,600	Denka Co., Ltd.	968,309
9,100	Denso Corp.	550,594
4,900	Dentsu Group Inc.	170,275
5,400	Disco Corp.	1,691,814
6,300	East Japan Railway Co.	480,391
38,200	Eiken Chemical Co., Ltd.	726,771
15,168	Eisai Co., Ltd.	1,051,228
65,150	ENEOS Holdings Inc.	288,636
27,300	FANUC Corp.	6,813,244
1,200	Fast Retailing Co., Ltd.	1,191,389
5,100	Freee KK*	523,340
41,900	Fuji Corp.	989,191
2,600	Fuji Electric Co., Ltd.	109,023
29,731	Fuji Media Holdings Inc.	361,835
11,300	Fuji Soft Inc.	561,570
7,700	FUJIFILM Holdings Corp.	441,474
8,699	Fujitsu Ltd.	1,253,269
3,500	Fukuoka Financial Group Inc.	63,538
28,200	FULLCAST Holdings Co., Ltd.	517,488
78	GLP J-REIT	124,106
800	GMO Payment Gateway Inc.	105,879
127,457	Gree Inc.	662,289
25,400	H.U. Group Holdings Inc.	785,087
5,400	Hakuhodo DY Holdings Inc.	89,972
3,000	Hamamatsu Photonics KK	176,434
4,900	Hankyu Hanshin Holdings Inc.	165,011
800	Harmonic Drive Systems Inc.(b)	61,457
500	Hikari Tsushin Inc.	98,917
182,780	Hino Motors Ltd.	1,740,641
745	Hirose Electric Co., Ltd.	109,822
1,100	Hisamitsu Pharmaceutical Co., Inc.	69,001
2,300	Hitachi Construction Machinery Co., Ltd.	71,592
46,300	Hitachi Ltd.	2,137,214
4,900	Hitachi Metals Ltd.	78,122
158,330	Honda Motor Co., Ltd.	4,354,252

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 17.8% — (continued)
1,000	Hoshizaki Corp.	$88,291
25,500	Hoya Corp.	2,894,433
6,400	Hulic Co., Ltd.	71,874
2,200	Ibiden Co., Ltd.	89,353
3,937	Idemitsu Kosan Co., Ltd.	104,006
3,400	Iida Group Holdings Co., Ltd.	77,496
219,850	Inpex Corp.	1,665,067
44,100	Internet Initiative Japan Inc.	910,042
1,513	Invincible Investment Corp., REIT	620,895
187,935	Isuzu Motors Ltd.	1,986,450
1,200	Ito En Ltd.	66,404
28,400	ITOCHU Corp.	852,282
2,000	Itochu Techno-Solutions Corp.	61,619
76,905	Japan Airlines Co., Ltd.*	1,843,068
1,000	Japan Airport Terminal Co., Ltd.	48,756
10,800	Japan Exchange Group Inc.	232,354
8,300	Japan Post Bank Co., Ltd.(b)	79,561
33,400	Japan Post Holdings Co., Ltd.	287,791
4,300	Japan Post Insurance Co., Ltd.	88,701
29	Japan Real Estate Investment Corp., REIT	176,508
148	Japan Retail Fund Investment Corp., REIT(b)	147,634
25,300	Japan Tobacco Inc.	458,647
11,400	JFE Holdings Inc.	121,887
107,964	JGC Holdings Corp.	1,404,764
4,300	JSR Corp.	128,060
9,200	Kajima Corp.	118,428
3,100	Kakaku.com Inc.	98,173
35,190	Kamigumi Co., Ltd.	664,125
21,900	Kanamoto Co., Ltd.	488,712
15,500	Kaneka Corp.	606,801
14,900	Kansai Electric Power Co., Inc. (The)	148,969
3,800	Kansai Paint Co., Ltd.	100,125
10,100	Kao Corp.	681,713
90,600	KDDI Corp.	2,796,118
2,000	Keihan Holdings Co., Ltd.	90,977
4,200	Keikyu Corp.	67,298
2,200	Keio Corp.	165,389
2,700	Keisei Electric Railway Co., Ltd.	97,156
98	Kenedix Office Investment Corp., REIT, Class A Shares	646,834
14,500	Keyence Corp.	6,935,049
3,200	Kikkoman Corp.	211,014
3,600	Kintetsu Group Holdings Co., Ltd.	151,879
33,400	Kintetsu World Express Inc.	870,771
17,300	Kirin Holdings Co., Ltd.	340,928
1,100	Kobayashi Pharmaceutical Co., Ltd.	104,131
28,900	Kobe Bussan Co., Ltd.	741,457
1,000	Koei Tecmo Holdings Co., Ltd.	56,187
2,300	Koito Manufacturing Co., Ltd.	152,931
18,400	Komatsu Ltd.	559,889
20,400	Komeri Co., Ltd.	549,237
2,100	Konami Holdings Corp.	135,662
800	Kose Corp.	127,967
109,700	Kubota Corp.	2,498,363
23,300	Kumagai Gumi Co., Ltd.	616,351
7,200	Kuraray Co., Ltd.	81,863
1,800	Kurita Water Industries Ltd.	73,323

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 17.8% — (continued)
6,700	Kyocera Corp.	$434,095
5,800	Kyowa Kirin Co., Ltd.	162,179
8,000	Kyushu Electric Power Co., Inc.	68,622
3,400	Kyushu Railway Co.	89,301
1,600	Lasertec Corp.	195,720
1,100	Lawson Inc.	51,602
4,700	Lion Corp.	90,240
5,300	Lixil Corp.	148,502
9,300	M3 Inc.	738,076
4,800	Makita Corp.	203,969
33,500	Marubeni Corp.	251,916
3,800	Marui Group Co., Ltd.	72,784
12,100	Mazda Motor Corp.	96,819
1,400	McDonald’s Holdings Co. Japan Ltd.	69,518
3,900	Medipal Holdings Corp.	77,690
2,400	MEIJI Holdings Co., Ltd.	152,153
1,900	Mercari Inc.*	91,250
7,700	MINEBEA MITSUMI Inc.	191,162
6,000	MISUMI Group Inc.	182,758
27,200	Mitsubishi Chemical Holdings Corp.	191,792
28,500	Mitsubishi Corp.	809,410
38,400	Mitsubishi Electric Corp.	570,465
125,360	Mitsubishi Estate Co., Ltd.	2,183,971
3,700	Mitsubishi Gas Chemical Co., Inc.	86,730
29,986	Mitsubishi Heavy Industries Ltd.	877,541
139,890	Mitsubishi Motors Corp.*	401,451
257,300	Mitsubishi UFJ Financial Group Inc.	1,362,068
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	55,889
34,900	Mitsui & Co., Ltd.	748,799
3,900	Mitsui Chemicals Inc.	121,321
20,000	Mitsui Fudosan Co., Ltd.	456,979
1,900	Miura Co., Ltd.	98,203
50,790	Mizuho Financial Group Inc.	753,173
2,700	MonotaRO Co., Ltd.	155,003
13,800	Morinaga Milk Industry Co., Ltd.	627,854
9,400	MS&AD Insurance Group Holdings Inc.	267,211
105,900	Murata Manufacturing Co., Ltd.	9,069,716
55,500	Nabtesco Corp.	2,376,775
3,900	Nagoya Railroad Co., Ltd.	99,624
5,600	NEC Corp.	307,566
51,200	NEC Networks & System Integration Corp.	855,643
75,100	Nexon Co., Ltd.	2,366,071
5,800	NGK Insulators Ltd.	103,590
2,900	NGK Spark Plug Co., Ltd.	49,596
1,700	NH Foods Ltd.	71,911
20,100	Nichirei Corp.	521,543
35,900	Nidec Corp.	4,602,980
47,500	Nihon M&A Center Inc.	2,588,676
48,300	Nikkiso Co., Ltd.	501,007
93,985	Nikon Corp.	843,596
2,400	Nintendo Co., Ltd.	1,457,811
133	Nippon Accommodations Fund Inc., REIT, Class A Shares(b)	740,807
31	Nippon Building Fund Inc., REIT	189,986
36,400	Nippon Electric Glass Co., Ltd.	830,149
1,500	Nippon Express Co., Ltd.	112,553
3,100	Nippon Paint Holdings Co., Ltd.	232,391

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 17.8% — (continued)
42	Nippon Prologis REIT Inc.	$128,409
2,800	Nippon Sanso Holdings Corp.	53,079
1,100	Nippon Shinyaku Co., Ltd.	74,605
17,100	Nippon Steel Corp.*	256,535
27,100	Nippon Telegraph & Telephone Corp.	701,110
57,799	Nippon Television Holdings Inc.	770,996
3,300	Nippon Yusen KK	96,524
2,600	Nissan Chemical Corp.	142,290
294,425	Nissan Motor Co., Ltd.	1,606,679
3,900	Nisshin Seifun Group Inc.	63,111
1,300	Nissin Foods Holdings Co., Ltd.	98,167
9,900	Nitori Holdings Co., Ltd.	1,845,748
3,400	Nitto Denko Corp.	292,162
285,162	Nomura Holdings Inc.	1,677,227
2,700	Nomura Real Estate Holdings Inc.	61,379
87	Nomura Real Estate Master Fund Inc., REIT	130,697
6,580	Nomura Research Institute Ltd.	204,215
219,900	North Pacific Bank Ltd.	499,592
7,500	NSK Ltd.	74,789
13,400	NTT Data Corp.	207,023
13,400	Obayashi Corp.	116,875
1,500	Obic Co., Ltd.	252,977
6,300	Odakyu Electric Railway Co., Ltd.	185,237
19,600	Oji Holdings Corp.	124,433
24,500	Olympus Corp.	515,801
3,900	Omron Corp.	316,220
7,800	Ono Pharmaceutical Co., Ltd.	210,908
28,700	Open House Co., Ltd.	1,104,459
800	Oracle Corp. Japan	81,655
4,200	Oriental Land Co., Ltd.	707,544
28,100	ORIX Corp.	483,220
55	Orix JREIT Inc.	94,020
8,000	Osaka Gas Co., Ltd.	143,892
2,200	Otsuka Corp.	102,161
8,200	Otsuka Holdings Co., Ltd.	328,473
10,300	PALTAC Corp.	560,423
8,700	Pan Pacific International Holdings Corp.	205,206
46,500	Panasonic Corp.	601,610
119,100	Penta-Ocean Construction Co., Ltd.	890,843
2,000	PeptiDream Inc.*	95,613
4,200	Persol Holdings Co., Ltd.	83,930
2,400	Pigeon Corp.	86,646
2,000	Pola Orbis Holdings Inc.	46,065
18,300	Rakuten Inc.	205,797
74,100	Recruit Holdings Co., Ltd.	3,712,040
16,300	Renesas Electronics Corp.*	179,885
112,000	Rengo Co., Ltd.	910,999
508,600	Resona Holdings Inc.	2,059,244
36,000	Resorttrust Inc.	638,346
14,200	Ricoh Co., Ltd.	125,401
800	Rinnai Corp.	81,358
1,900	Rohm Co., Ltd.	188,575
5,000	Ryohin Keikaku Co., Ltd.	113,410
12,900	Sankyu Inc.	542,865
104,000	Santen Pharmaceutical Co., Ltd.	1,433,888
58,700	Sanwa Holdings Corp.	728,061

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 17.8% — (continued)
15,900	Sawai Pharmaceutical Co., Ltd.	$712,944
5,000	SBI Holdings Inc.	138,303
1,100	SCSK Corp.	65,081
4,500	Secom Co., Ltd.	392,335
3,800	Sega Sammy Holdings Inc.	63,768
4,200	Seibu Holdings Inc.	51,107
5,600	Seiko Epson Corp.	92,618
83,800	Sekisui Chemical Co., Ltd.	1,513,988
13,200	Sekisui House Ltd.	248,777
15,900	Seven & i Holdings Co., Ltd.	607,246
7,000	SG Holdings Co., Ltd.	160,732
4,700	Sharp Corp.	89,485
25,400	Shiga Bank Ltd. (The)	501,677
4,900	Shimadzu Corp.	177,887
15,926	Shimamura Co., Ltd.	1,585,136
1,600	Shimano Inc.	357,373
12,500	Shimizu Corp.	95,280
7,500	Shin-Etsu Chemical Co., Ltd.	1,230,816
56,400	Shinko Electric Industries Co., Ltd.	1,528,827
3,300	Shinsei Bank Ltd.	47,638
5,700	Shionogi & Co., Ltd.	291,425
15,200	Ship Healthcare Holdings Inc.	846,546
8,400	Shiseido Co., Ltd.	635,665
9,700	Shizuoka Bank Ltd. (The)	71,869
4,600	SMC Corp.	2,734,665
60,400	Softbank Corp.	819,122
33,300	SoftBank Group Corp.	3,090,715
1,400	Sohgo Security Services Co., Ltd.	63,427
48,400	Sompo Holdings Inc.	1,869,599
71,900	Sony Corp.	7,557,319
1,900	Square Enix Holdings Co., Ltd.	107,653
2,600	Stanley Electric Co., Ltd.	77,678
20,200	Starts Corp., Inc.	530,625
13,100	Subaru Corp.	247,483
5,600	SUMCO Corp.	128,736
30,200	Sumitomo Chemical Co., Ltd.	147,261
25,000	Sumitomo Corp.	364,581
3,900	Sumitomo Dainippon Pharma Co., Ltd.	62,022
16,000	Sumitomo Electric Industries Ltd.	234,752
36,700	Sumitomo Forestry Co., Ltd.	663,884
28,515	Sumitomo Heavy Industries Ltd.	803,825
4,900	Sumitomo Metal Mining Co., Ltd.	238,726
213,890	Sumitomo Mitsui Financial Group Inc.	7,581,264
57,736	Sumitomo Mitsui Trust Holdings Inc.	1,926,600
6,500	Sumitomo Realty & Development Co., Ltd.	226,289
1,700	Sundrug Co., Ltd.	64,073
2,800	Suntory Beverage & Food Ltd.	96,287
22,100	Sushiro Global Holdings Ltd.	833,417
1,400	Suzuken Co., Ltd.	53,569
29,100	Suzuki Motor Corp.	1,268,093
3,600	Sysmex Corp.	375,344
196,775	T&D Holdings Inc.	2,715,898
2,700	Taiheiyo Cement Corp.	68,539
3,800	Taisei Corp.	135,335
600	Taisho Pharmaceutical Holdings Co., Ltd.	36,986
20,300	Taiyo Yuden Co., Ltd.	1,012,941

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 17.8% — (continued)
359,654	Takeda Pharmaceutical Co., Ltd.	$12,022,820
29,100	Takeuchi Manufacturing Co., Ltd.	743,971
2,700	TDK Corp.	390,097
4,100	Teijin Ltd.	71,113
45,900	Terumo Corp.	1,712,472
38,645	THK Co., Ltd.	1,268,963
4,800	TIS Inc.	99,689
4,100	Tobu Railway Co., Ltd.	118,026
2,300	Toho Co., Ltd.	86,840
1,500	Toho Gas Co., Ltd.	88,313
9,100	Tohoku Electric Power Co., Inc.	80,626
56,400	Tokio Marine Holdings Inc.	2,840,138
800	Tokyo Century Corp.	52,593
32,400	Tokyo Electric Power Co. Holdings Inc.*	104,812
3,200	Tokyo Electron Ltd.	1,318,010
8,000	Tokyo Gas Co., Ltd.	165,220
12,200	Tokyo Seimitsu Co., Ltd.	534,756
11,900	Tokyotokeiba Co., Ltd.	555,899
10,600	Tokyu Corp.	147,205
12,100	Tokyu Fudosan Holdings Corp.	76,545
39,920	Toppan Printing Co., Ltd.	631,143
29,400	Toray Industries Inc.	194,555
8,200	Toshiba Corp.	259,848
5,500	Tosoh Corp.	101,723
3,000	TOTO Ltd.	183,859
1,800	Toyo Suisan Kaisha Ltd.	76,657
60,300	Toyo Tire Corp.	1,062,323
1,200	Toyoda Gosei Co., Ltd.	31,367
3,100	Toyota Industries Corp.	268,326
84,600	Toyota Motor Corp.	6,232,157
4,500	Toyota Tsusho Corp.	190,760
2,700	Trend Micro Inc.	129,673
800	Tsuruha Holdings Inc.	102,891
8,600	Unicharm Corp.	339,908
59	United Urban Investment Corp., REIT	81,268
5,000	USS Co., Ltd.	97,481
28,500	Valor Holdings Co., Ltd.	604,482
1,800	Welcia Holdings Co., Ltd.	57,494
3,500	West Japan Railway Co.	220,386
2,900	Yakult Honsha Co., Ltd.	144,073
16,100	Yamada Holdings Co., Ltd.	77,213
2,900	Yamaha Corp.	163,128
5,900	Yamaha Motor Co., Ltd.	134,148
6,500	Yamato Holdings Co., Ltd.	170,848
2,300	Yamazaki Baking Co., Ltd.	38,661
42,500	Yaskawa Electric Corp.	2,145,119
4,400	Yokogawa Electric Corp.	84,258
56,300	Z Holdings Corp.	342,481
20,000	Zenkoku Hosho Co., Ltd.	923,008
38,600	Zeon Corp.	569,905
2,100	ZOZO Inc.	65,600

	Total Japan	246,057,593

Jordan — 0.1%
23,764	Hikma Pharmaceuticals PLC	738,897

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Luxembourg — 0.2%
68,622	ArcelorMittal SA*	$1,601,874
23,447	Aroundtown SA	170,013
2,840	Eurofins Scientific SE*	252,402
18,059	RTL Group SA	1,015,292
8,292	SES SA, FDR, Class A Shares	66,010
10,817	Tenaris SA	112,633

	Total Luxembourg	3,218,224

Macau — 0.2%
606,800	Sands China Ltd.*	2,869,772
33,200	Wynn Macau Ltd.*	63,355

	Total Macau	2,933,127

Malaysia — 0.1%
636,625	CIMB Group Holdings Bhd	677,665

Malta — 0.1%
84,608	Kindred Group PLC*	1,342,497

Mexico — 0.2%
74,815	America Movil SAB de CV, Class L Shares, ADR	950,151
3,880	Fresnillo PLC	49,153
272,931	Grupo Financiero Banorte SAB de CV, Class O Shares*	1,370,034

	Total Mexico	2,369,338

Monaco — 0.0%
31,537	Endeavour Mining Corp.(b)	607,539

Netherlands — 5.8%
114,074	Aalberts NV	5,315,790
152,580	ABN AMRO Group NV, Dutch Certificate, GDR*(d)	1,751,885
1,438	Adyen NV*(d)	3,319,594
37,524	Aegon NV	179,039
68,080	Akzo Nobel NV	7,026,190
3,491	Argenx SE*	1,160,997
9,429	ASM International NV	2,542,264
30,762	ASML Holding NV	17,320,024
22,190	ASR Nederland NV	926,062
13,517	Boskalis Westminster*	415,428
11,234	Euronext NV(d)	1,208,748
2,286	EXOR NV	183,156
2,445	Heineken Holding NV	209,584
5,457	Heineken NV(b)	536,696
989,063	ING Groep NV*	10,781,544
29,645	Intertrust NV*(d)	481,630
1,579	JDE Peet’s NV*	64,061
2,615	Just Eat Takeaway.com NV*(d)	251,976
23,174	Koninklijke Ahold Delhaize NV	610,580
3,629	Koninklijke DSM NV	597,095
75,808	Koninklijke KPN NV	247,637
56,145	Koninklijke Philips NV*	3,044,494
1,492	Koninklijke Vopak NV	71,113
6,148	NN Group NV	283,267
154,423	PostNL NV*	656,161
10,407	Prosus NV*	1,232,721
4,811	QIAGEN NV*	237,560
2,400	Randstad NV*	159,783
346,039	Royal Dutch Shell PLC, Class A Shares	7,036,018

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Netherlands — 5.8% — (continued)
319,256	Royal Dutch Shell PLC, Class B Shares	$6,187,011
39,092	SBM Offshore NV	692,437
4,633	Shop Apotheke Europe NV*(d)	1,125,519
27,838	Signify NV*(d)	1,207,219
45,024	Stellantis NV	729,812
92,444	Stellantis NV*	1,497,228
314,412	VEON Ltd., ADR*	559,653
5,944	Wolters Kluwer NV	470,964

	Total Netherlands	80,320,940

New Zealand — 0.3%
15,616	a2 Milk Co., Ltd. (The)*	108,457
23,296	Auckland International Airport Ltd.*	126,730
11,954	Fisher & Paykel Healthcare Corp., Ltd.	252,431
17,295	Mercury NZ Ltd.	75,654
27,194	Meridian Energy Ltd.	111,634
8,488	Ryman Healthcare Ltd.	89,780
38,983	Spark New Zealand Ltd.	128,948
40,192	Xero Ltd.*	3,669,875

	Total New Zealand	4,563,509

Norway — 0.8%
102,136	Adevinta ASA, Class B Shares*	1,428,345
133,960	DNB ASA	2,608,582
179,449	Equinor ASA	3,399,274
3,986	Gjensidige Forsikring ASA	91,507
9,327	Mowi ASA	225,915
447,648	Norsk Hydro ASA	2,482,778
15,938	Orkla ASA	146,875
1,592	Schibsted ASA, Class A Shares*	64,456
1,911	Schibsted ASA, Class B Shares*	65,581
58,763	Sparebanken Vest	515,966
15,305	Telenor ASA	247,707
3,757	Yara International ASA	180,756

	Total Norway	11,457,742

Portugal — 0.0%
58,580	EDP — Energias de Portugal SA	334,503
10,637	Galp Energia SGPS SA	119,394
5,342	Jeronimo Martins SGPS SA	82,809

	Total Portugal	536,706

Russia — 0.2%
206,255	Gazprom PJSC, ADR	1,191,559
5,422	LUKOIL PJSC, ADR	403,939
52,553	Sberbank of Russia PJSC, ADR	765,172

	Total Russia	2,360,670

Singapore — 0.5%
225,300	AEM Holdings Ltd.	676,808
71,158	Ascendas Real Estate Investment Trust, REIT	156,855
93,094	CapitaLand Integrated Commercial Trust, REIT	145,671
51,500	CapitaLand Ltd.	122,110
9,400	City Developments Ltd.	51,775
37,800	DBS Group Holdings Ltd.	749,021
741,500	Frasers Logistics & Industrial Trust, REIT	764,000
128,300	Genting Singapore Ltd.	81,715

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Singapore — 0.5% — (continued)
30,900	Keppel Corp., Ltd.	$116,923
48,500	Mapletree Commercial Trust, REIT	74,022
69,888	Mapletree Logistics Trust, REIT	96,798
70,200	Oversea-Chinese Banking Corp., Ltd.	574,923
5,875	Sea Ltd., ADR*	1,384,679
28,650	Singapore Airlines Ltd.*	106,067
17,600	Singapore Exchange Ltd.	131,157
33,100	Singapore Technologies Engineering Ltd.	92,850
173,300	Singapore Telecommunications Ltd.	304,637
48,500	Suntec Real Estate Investment Trust, REIT	52,659
24,803	United Overseas Bank Ltd.	456,171
9,271	UOL Group Ltd.	51,257
5,800	Venture Corp., Ltd.	83,052
40,800	Wilmar International Ltd.	160,815

	Total Singapore	6,433,965

South Africa — 0.2%
82,569	Gold Fields Ltd., ADR	676,240
31,799	Impala Platinum Holdings Ltd.	515,355
123,763	MTN Group	594,257
750,193	Old Mutual Ltd.	664,717

	Total South Africa	2,450,569

South Korea — 2.5%
8,280	AfreecaTV Co., Ltd.	534,297
5,336	Chong Kun Dang Pharmaceutical Corp.*	809,035
8,687	Coway Co., Ltd.	498,121
10,367	Douzone Bizon Co., Ltd.	1,009,449
23,289	Hankook Tire & Technology Co., Ltd.	983,259
17,871	Hite Jinro Co., Ltd.*	541,601
51,016	KB Financial Group Inc.	1,959,183
151,409	KT Corp., ADR	1,709,408
7,663	Maeil Dairies Co., Ltd.	485,832
34,333	Neowiz*	675,526
17,507	Osstem Implant Co., Ltd.	1,126,537
64,366	Partron Co., Ltd.	637,269
158,454	Samsung Electronics Co., Ltd.	11,579,369
47,284	Samsung Engineering Co., Ltd.*	539,230
3,215	Samsung SDI Co., Ltd.	1,919,990
4,223	Seegene Inc.	466,165
17,118	SFA Engineering Corp.	642,861
57,839	Shinhan Financial Group Co., Ltd.	1,688,525
43,965	SK Hynix Inc.	5,509,466
6,588	Soulbrain Co., Ltd.	1,806,135

	Total South Korea	35,121,258

Spain — 3.2%
5,851	ACS Actividades de Construccion y Servicios SA	178,809
24,992	Aena SME SA*(d)	4,246,883
129,780	Amadeus IT Group SA*(d)	8,999,841
64,938	Applus Services SA*	668,087
1,478,747	Banco Bilbao Vizcaya Argentaria SA	8,205,392
370,574	Banco Santander SA*	1,294,808
135,006	Bankinter SA	894,172
2,488,746	CaixaBank SA	7,224,489
6,661	Cellnex Telecom SA(d)	361,991
36,836	Cia de Distribucion Integral Logista Holdings SA	710,580

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Spain — 3.2% — (continued)
4,798	Enagas SA	$100,504
6,687	Endesa SA	165,485
10,609	Ferrovial SA	264,102
6,330	Grifols SA	158,986
361,349	Iberdrola SA(b)	4,536,449
86,110	Industria de Diseno Textil SA	2,836,284
80,457	Merlin Properties Socimi SA, REIT	833,179
6,265	Naturgy Energy Group SA	155,986
596,179	Prosegur Cash SA(d)	568,063
9,186	Red Electrica Corp. SA	153,017
31,603	Repsol SA	396,934
5,015	Siemens Gamesa Renewable Energy SA	185,626
108,172	Telefonica SA	458,550
8,393	Viscofan SA	589,503

	Total Spain	44,187,720

Sweden — 2.3%
6,676	Alfa Laval AB*	206,500
97,841	Assa Abloy AB, Class B Shares	2,451,920
80,718	Atlas Copco AB, Class A Shares	4,606,289
8,281	Atlas Copco AB, Class B Shares	400,090
5,804	Boliden AB	229,812
59,929	Dometic Group AB*(d)	825,713
4,612	Electrolux AB, Series B	108,896
204,681	Epiroc AB, Class A Shares	4,342,189
8,454	Epiroc AB, Class B Shares	166,335
5,134	EQT AB	142,764
13,298	Essity AB, Class B Shares	399,148
3,373	Evolution Gaming Group AB(d)	419,849
2,133	Fastighets AB Balder, Class B Shares*	101,909
35,756	Getinge AB, Class B Shares	903,294
17,048	Hennes & Mauritz AB, Class B Shares*	401,633
6,065	Hexagon AB, Class B Shares	505,187
8,868	Husqvarna AB, Class B Shares	108,143
2,167	ICA Gruppen AB	102,815
2,250	Industrivarden AB, Class A Shares*	79,912
3,262	Industrivarden AB, Class C Shares*	107,705
3,190	Investment AB Latour, Class B Shares	72,476
9,589	Investor AB, Class B Shares	709,266
5,008	Kinnevik AB, Class B Shares*	232,652
1,736	L E Lundbergforetagen AB, Class B Shares*	86,338
3,909	Lundin Energy AB	126,384
6,720	Nibe Industrier AB, Class B Shares	210,645
52,530	Peab AB, Class B Shares*	622,516
23,768	Sandvik AB*	637,806
6,130	Securitas AB, Class B Shares	93,943
34,264	Skandinaviska Enskilda Banken AB, Class A Shares	394,217
7,101	Skanska AB, Class B Shares	172,155
90,944	SKF AB, Class B Shares	2,476,986
78,640	Stillfront Group AB*	859,579
13,056	Svenska Cellulosa AB SCA, Class B Shares*	224,516
156,522	Svenska Handelsbanken AB, Class A Shares*	1,649,536
19,217	Swedbank AB, Class A Shares	336,029
41,893	Swedish Match AB	3,007,642
10,597	Tele2 AB, Class B Shares	133,081
61,449	Telefonaktiebolaget LM Ericsson, Class B Shares	767,926

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 2.3% — (continued)
53,174	Telia Co. AB	$214,041
38,055	Volvo AB, Class B Shares*	971,586
52,613	Wihlborgs Fastigheter AB	1,015,533

	Total Sweden	31,624,956

Switzerland — 9.0%
207,967	ABB Ltd., Class Registered Shares	5,955,117
64,782	Adecco Group AG, Class Registered Shares	4,064,191
35,223	Alcon Inc.*	2,415,720
943	Baloise Holding AG, Class Registered Shares	164,502
649	Banque Cantonale Vaudoise, Class Registered Shares	68,059
967	Barry Callebaut AG, Class Registered Shares	2,089,152
2,147	Bucher Industries AG, Class Registered Shares	1,035,922
231	Chocoladefabriken Lindt & Spruengli AG	1,936,457
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	177,038
93,096	Cie Financiere Richemont SA, Class Registered Shares	8,960,983
4,226	Clariant AG, Class Registered Shares	88,299
21,850	Coca-Cola HBC AG	681,094
172,214	Credit Suisse Group AG, Class Registered Shares	2,477,963
174	EMS-Chemie Holding AG, Class Registered Shares	153,751
340	Forbo Holding AG, Class Registered Shares	586,374
780	Geberit AG, Class Registered Shares	459,720
194	Givaudan SA, Class Registered Shares	730,849
210,389	Glencore PLC*	849,994
38,997	Julius Baer Group Ltd.	2,391,641
1,146	Kuehne + Nagel International AG, Class Registered Shares	271,701
61,540	LafargeHolcim Ltd., Class Registered Shares*	3,392,772
24,371	Logitech International SA, Class Registered Shares	2,595,065
5,554	Lonza Group AG, Class Registered Shares	3,499,397
119,115	Nestlé SA, Class Registered Shares	12,439,369
179,778	Novartis AG, Class Registered Shares	15,451,337
397	Partners Group Holding AG	475,476
8,940	PSP Swiss Property AG, Class Registered Shares	1,065,294
51,799	Roche Holding AG	16,933,087
678	Roche Holding AG*	226,447
864	Schindler Holding AG	235,706
427	Schindler Holding AG, Class Registered Shares	113,679
128	SGS SA, Class Registered Shares	365,135
19,348	Sika AG, Class Registered Shares	5,100,883
1,169	Sonova Holding AG, Class Registered Shares*	299,111
119,138	STMicroelectronics NV	4,586,852
1,025	Straumann Holding AG, Class Registered Shares	1,235,643
8,542	Sulzer AG, Class Registered Shares	960,394
603	Swatch Group AG (The)	179,729
1,068	Swatch Group AG (The), Class Registered Shares	61,272
3,000	Swiss Life Holding AG, Class Registered Shares	1,491,319
1,612	Swiss Prime Site AG, Class Registered Shares	150,526
6,018	Swiss Re AG	565,167
550	Swisscom AG, Class Registered Shares	275,990
1,795	Tecan Group AG, Class Registered Shares	753,222
8,541	Temenos AG, Class Registered Shares	1,148,927
309,716	UBS Group AG, Class Registered Shares	4,787,804
8,270	VAT Group AG(d)	2,293,297
966	Vifor Pharma AG	120,080
12,133	Vontobel Holding AG, Class Registered Shares	921,592
13,092	Wizz Air Holdings PLC*(d)	968,098

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 9.0% — (continued)
1,146	Zur Rose Group AG*	$540,334
14,861	Zurich Insurance Group AG	6,060,044

	Total Switzerland	124,851,575

Taiwan — 0.9%
162,206	Catcher Technology Co., Ltd.	1,116,580
425,994	Hon Hai Precision Industry Co., Ltd.	1,717,170
1,889,077	Shin Kong Financial Holding Co., Ltd.	562,403
437,000	Taiwan Semiconductor Manufacturing Co., Ltd.	9,542,771

	Total Taiwan	12,938,924

Thailand — 0.1%
416,560	Kasikornbank PCL, NVDR	1,882,799

Turkey — 0.1%
600,761	Türk Telekomunikasyon AS	619,266
319,704	Turkcell Iletisim Hizmetleri AS	680,194

	Total Turkey	1,299,460

United Kingdom — 13.5%
20,296	3i Group PLC	312,040
4,051	Admiral Group PLC	174,224
85,578	Anglo American PLC	3,291,998
9,641	Ashtead Group PLC	520,907
7,560	Associated British Foods PLC*	249,298
27,765	AstraZeneca PLC	2,686,827
18,107	Atlantica Sustainable Infrastructure PLC	654,568
20,574	Auto Trader Group PLC*(d)	157,362
2,344	AVEVA Group PLC	110,832
84,850	Aviva PLC	427,557
168,264	B&M European Value Retail SA	1,280,416
206,474	Babcock International Group PLC*	742,555
313,678	BAE Systems PLC	2,113,649
390,629	Balfour Beatty PLC*	1,492,292
3,325,815	Barclays PLC*	7,390,637
21,587	Barratt Developments PLC*	199,693
2,564	Berkeley Group Holdings PLC	144,248
33,809	Blue Prism Group PLC*	719,494
672,265	boohoo Group PLC*	3,154,132
2,463,020	BP PLC	10,010,386
184,588	British American Tobacco PLC	6,397,743
138,909	British Land Co. PLC (The), REIT	947,025
185,928	Britvic PLC	2,096,266
894,006	BT Group PLC*	1,538,133
53,934	Bunzl PLC	1,680,159
106,257	Burberry Group PLC*	2,686,234
309,582	Cairn Energy PLC	820,773
970,456	Centrica PLC*	709,182
29,229	Close Brothers Group PLC	632,702
21,498	CNH Industrial NV*	317,506
4,321	Coca-Cola European Partners PLC	220,155
283,240	Compass Group PLC*	5,738,163
38,259	Computacenter PLC	1,111,196
12,666	Cranswick PLC	598,440
20,975	Croda International PLC	1,801,732
131,124	Diageo PLC	5,153,097
29,178	Direct Line Insurance Group PLC	130,251

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 13.5% — (continued)
125,154	Electrocomponents PLC	$1,690,507
12,864	Evraz PLC	102,289
23,515	Ferguson PLC	2,754,524
41,800	Future PLC	1,132,837
43,641	Gamesys Group PLC	829,113
9,023	Genus PLC	631,041
203,705	GlaxoSmithKline PLC	3,378,071
8,056	Halma PLC	254,303
7,046	Hargreaves Lansdown PLC	148,191
431,435	HSBC Holdings PLC*	2,552,400
55,280	IG Group Holdings PLC	599,727
58,437	IMI PLC	1,065,092
19,925	Imperial Brands PLC	369,864
31,875	Informa PLC*	244,466
3,670	InterContinental Hotels Group PLC*	257,010
30,790	Intermediate Capital Group PLC	742,179
1,106,747	International Consolidated Airlines Group SA*	2,944,010
3,398	Intertek Group PLC	253,445
751,640	J Sainsbury PLC	2,367,736
10,927	JD Sports Fashion PLC*	126,340
4,012	Johnson Matthey PLC	170,672
955,502	Kingfisher PLC*	3,531,417
95,067	Land Securities Group PLC, REIT	875,413
629,478	Legal & General Group PLC	2,272,594
1,512,267	Lloyds Banking Group PLC*	819,027
36,314	London Stock Exchange Group PLC	4,863,490
262,167	LondonMetric Property PLC, REIT	798,913
53,910	M&G PLC	138,074
366,653	Marks & Spencer Group PLC*	724,510
1,718,468	Melrose Industries PLC*	3,969,621
103,090	Micro Focus International PLC*	601,481
10,304	Mondi PLC	247,417
295,299	National Grid PLC	3,291,373
108,300	Natwest Group PLC*	277,203
66,103	Next PLC*	6,946,785
129,766	Ocado Group PLC*	3,975,597
145,201	OSB Group PLC*	896,312
15,839	Pearson PLC	165,197
6,714	Persimmon PLC	242,113
119,610	Pets at Home Group PLC	656,899
11,573	Phoenix Group Holdings PLC	114,428
373,671	Prudential PLC	7,327,274
34,342	Reckitt Benckiser Group PLC	2,871,321
123,265	Redrow PLC	935,490
40,705	RELX PLC	959,359
39,244	Rentokil Initial PLC*	255,044
262,785	Rightmove PLC*	2,067,744
23,812	Rio Tinto PLC	2,057,411
6,587,185	Rolls-Royce Holdings PLC*	9,877,594
108,919	Royal Mail PLC*	686,620
22,430	RSA Insurance Group PLC	211,004
94,088	Safestore Holdings PLC, REIT	1,045,274
22,654	Sage Group PLC (The)	176,220
2,625	Schroders PLC	128,046
25,583	Segro PLC, REIT	324,145
374,194	Serco Group PLC*	676,365

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 13.5% — (continued)
5,049	Severn Trent PLC	$153,995
18,413	Smith & Nephew PLC	355,125
8,407	Smiths Group PLC	171,377
1,563	Spirax-Sarco Engineering PLC	233,122
171,383	Spirent Communications PLC	562,016
21,684	SSE PLC	397,707
11,202	St. James’s Place PLC	183,141
353,275	Standard Chartered PLC*	2,265,023
49,835	Standard Life Aberdeen PLC	215,687
170,649	Stock Spirits Group PLC	625,409
121,287	Synthomer PLC	776,598
81,494	Tate & Lyle PLC	825,047
79,091	Taylor Wimpey PLC*	173,611
162,776	Tesco PLC	508,542
393,380	Trainline PLC*(d)	2,826,797
44,103	Travis Perkins PLC*	882,773
22,432	Ultra Electronics Holdings PLC	596,639
171,492	Unilever PLC	8,910,838
50,374	UNITE Group PLC (The), REIT*	681,175
14,470	United Utilities Group PLC	173,141
59,525	Vistry Group PLC*	697,922
563,618	Vodafone Group PLC	958,095
104,646	WH Smith PLC*(d)	2,783,055
54,529	Whitbread PLC*	2,571,417
51,017	WM Morrison Supermarkets PLC	121,175
225,454	WPP PLC	2,673,813

	Total United Kingdom	187,355,704

United States — 0.8%
821	Booking Holdings Inc.*	1,911,707
9,045	EPAM Systems Inc.*	3,379,302
434,000	Nexteer Automotive Group Ltd.	572,794
38,918	Ovintiv Inc.	897,778
194,371	Reliance Worldwide Corp., Ltd.	644,079
17,264	ResMed Inc.	3,328,154

	Total United States	10,733,814

	TOTAL COMMON STOCKS (Cost — $979,417,922)	1,337,526,058

PREFERRED STOCKS — 0.9%

Germany — 0.9%
1,135	Bayerische Motoren Werke AG, Class Preferred Shares	76,732
1,540	FUCHS PETROLUB SE, Class Preferred Shares	84,028
3,751	Henkel AG & Co. KGaA, Class Preferred Shares	369,533
3,249	Porsche Automobil Holding SE, Class Preferred Shares	260,111
749	Sartorius AG, Class Preferred Shares	384,713
55,112	Volkswagen AG, Class Preferred Shares	11,493,050

	TOTAL PREFERRED STOCKS (Cost — $7,278,614)	12,668,167

CLOSED END MUTUAL FUND SECURITIES — 0.1%

United States — 0.1%
2,231	iShares Core® MSCI EAFE ETF, Common Class Shares	156,906
16,922	Vanguard FTSE Developed Markets ETF, Common Class	812,425

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost — $783,977)	969,331

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value

WARRANT — 0.0%

Switzerland — 0.0%
113,018		Cie Financiere Richemont SA, expires 9/13/23* (Cost — $0)	$39,760

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $987,480,513)	1,351,203,316

Face Amount†

SHORT-TERM INVESTMENTS (e) — 2.9%

MONEY MARKET FUND — 0.7%
$9,320,857		Invesco STIT — Government & Agency Portfolio, 0.030%, Institutional Class(f) (Cost — $9,320,857)	9,320,857

TIME DEPOSITS — 2.2%
1,286,441		ANZ National Bank — London, 0.000% due 3/1/21	1,286,441
20,326,167		Barclays Bank PLC — London, 0.000% due 3/1/21	20,326,167
		BBH — Grand Cayman:
399,175	CHF	(1.350)% due 3/1/21	438,847
35,357	DKK	(0.520)% due 3/1/21	5,736
76,297	JPY	(0.320)% due 3/1/21	716
9	SEK	(0.290)% due 3/1/21	1
352,762	NOK	(0.080)% due 3/1/21	40,674
59,634	AUD	(0.060)% due 3/1/21	45,889
347,036	GBP	0.000% due 3/1/21	483,386
100,464	HKD	0.000% due 3/1/21	12,952
2,339	CAD	0.010% due 3/1/21	1,839
9,802	NZD	0.010% due 3/1/21	7,084
19	SGD	0.050% due 3/1/21	14
1,146	ZAR	2.800% due 3/1/21	76
543,210	EUR	BNP Paribas — Paris, (0.710)% due 3/1/21	655,382
25,104	EUR	Citibank — London, (0.710)% due 3/1/21	30,289
161,953	HKD	HSBC Bank — Hong Kong, 0.000% due 3/1/21	20,880
81,848	SGD	HSBC Bank — Singapore, 0.050% due 3/1/21	61,367
7,452,605		Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	7,452,605
182,691	SEK	Skandinaviska Enskilda Banken AB — Sweden, (0.290)% due 3/1/21	21,632
		Sumitomo Mitsui Banking Corp. — Tokyo:
28,008,337	JPY	(0.320)% due 3/1/21	262,755
64,090		0.000% due 3/1/21	64,090

		TOTAL TIME DEPOSITS (Cost — $31,218,822)	31,218,822

		TOTAL SHORT-TERM INVESTMENTS (Cost — $40,539,679)	40,539,679

		TOTAL INVESTMENTS — 100.5% (Cost — $1,028,020,192)	1,391,742,995

		Liabilities in Excess of Other Assets — (0.5)%	(6,479,399)

		TOTAL NET ASSETS — 100.0%	$1,385,263,596

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security trades on the Hong Kong exchange.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $51,550,667 and represents 3.7% of net assets.

(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(f)	Represents investments of collateral received from securities lending transactions.

At February 28, 2021, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,028,020,192	$417,592,952	$(53,863,402)	$363,729,550

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	17.6%
Financials	16.3
Consumer Discretionary	14.1
Information Technology	12.4
Health Care	10.3
Consumer Staples	6.8
Materials	6.2
Communication Services	4.6
Energy	4.5
Real Estate	2.5
Utilities	2.5
Short-Term Investments	2.2

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2021, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 March Futures	13	3/21	$566,681	$568,877	$2,196
FTSE 100 Index March Futures	3	3/21	273,113	269,087	(4,026)
SPI 200 Index March Futures	1	3/21	131,277	127,526	(3,751)
TOPIX Index March Futures	3	3/21	515,511	527,839	12,328

					$6,747

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At February 28, 2021, International Equity Fund had deposited cash of $169,361 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.6%

Argentina — 0.4%
962	Globant SA*	$206,560
1,255	MercadoLibre Inc.*	2,055,828
1,726	Telecom Argentina SA, ADR	10,287
5,996	YPF SA, ADR*	25,963

	Total Argentina	2,298,638

Brazil — 4.5%
110,199	Ambev SA	275,581
12,055	Atacadao SA	40,876
4,429	B2W Cia Digital*	64,780
50,972	B3 SA — Brasil Bolsa Balcao	493,691
32,652	Banco Bradesco SA	119,920
6,376	Banco BTG Pactual SA	115,594
743,686	Banco do Brasil SA	3,720,884
2,472	Banco Inter SA*	68,512
9,295	Banco Santander Brasil SA	61,991
569,823	BB Seguridade Participacoes SA	2,584,699
10,506	BRF SA*	40,553
1,329,282	CCR SA	2,667,432
7,810	Centrais Eletricas Brasileiras SA	45,150
7,187	Cia de Saneamento Basico do Estado de Sao Paulo	47,176
17,041	Compania Siderurgica Nacional SA	99,912
4,551	Cosan SA	66,313
4,500	CPFL Energia SA	23,165
5,411	Energisa SA	42,149
174,800	Engie Brasil Energia SA	1,283,024
25,170	Equatorial Energia SA	90,241
379,750	Fleury SA	1,817,365
32,360	Hapvida Participacoes e Investimentos SA(a)	89,467
8,769	Hypera SA	51,272
26,790	JBS SA	123,382
792,700	JSL SA	1,333,350
16,556	Klabin SA*	87,028
13,764	Localiza Rent a Car SA	142,396
284,800	Locaweb Servicos de Internet SA, (Restricted, cost — $265,479, acquired 4/17/20)(a)(b)	1,462,024
17,971	Lojas Renner SA	117,514
74,425	Magazine Luiza SA	320,995
528,300	Movida Participacoes SA	1,667,929
23,544	Natura & Co. Holding SA*	193,894
12,210	Notre Dame Intermedica Participacoes SA	188,868
503,549	Petrobras Distribuidora SA	1,781,997
94,732	Petroleo Brasileiro SA	374,278
24,959	Raia Drogasil SA	103,508
17,900	Rede D’Or Sao Luiz SA, (Restricted, cost — $201,158, acquired 12/9/20)(a)(b)	220,625
282,538	Rumo SA*	912,177
7,195	Sul America SA	42,390
19,531	Suzano SA*	254,907
26,912	TIM SA	61,444
12,300	TOTVS SA	68,847
16,567	Ultrapar Participações SA*	57,269
91,891	Vale SA	1,549,246
157,000	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	966,145
71,547	Vasta Platform Ltd., Class A Shares*	956,583
35,150	Via Varejo SA*	74,422
20,581	WEG SA	286,525

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Brazil — 4.5% — (continued)
270,000	Westwing Comercio Varejista Ltda*	$565,881

	Total Brazil	27,823,371

Chile — 0.1%
1,140,767	Banco de Chile	124,984
969	Banco de Credito e Inversiones SA	42,032
1,935,679	Banco Santander Chile	110,704
42,252	Cencosud SA	82,737
12,906	Cencosud Shopping SA	25,495
2,598	Cia Cervecerias Unidas SA	22,413
115,265	Colbun SA	21,528
31,677	Empresas CMPC SA	92,342
9,480	Empresas COPEC SA	106,877
824,822	Enel Americas SA	125,509
564,409	Enel Chile SA	41,714
16,321	Falabella SA	67,617

	Total Chile	863,952

China — 28.6%
2,081	21Vianet Group Inc., ADR*	75,832
9,300	360 Security Technology Inc., Class A Shares	23,079
32,500	3SBio Inc.*(a)	32,342
127	51job Inc., ADR*	8,331
263,982	AAC Technologies Holdings Inc.	1,419,642
3,000	AECC Aviation Power Co., Ltd., Class A Shares	27,802
24,000	Agile Group Holdings Ltd.	33,871
106,600	Agricultural Bank of China Ltd., Class A Shares	53,588
664,000	Agricultural Bank of China Ltd., Class H Shares(c)	241,329
7,073	Aier Eye Hospital Group Co., Ltd., Class A Shares	78,850
40,000	Air China Ltd., Class H Shares(c)	32,987
12,000	AK Medical Holdings Ltd.(a)	17,664
98,891	Alibaba Group Holding Ltd., ADR*	23,512,324
899,250	A-Living Smart City Services Co., Ltd., (Restricted, cost — $1,370,741, acquired 5/14/19), Class H Shares(a)(b)(c)	3,765,957
31,400	Aluminum Corp. of China Ltd., Class A Shares*	20,563
118,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	59,597
2,500	Angel Yeast Co., Ltd., Class A Shares	20,588
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	50,155
562,837	Anhui Conch Cement Co., Ltd., Class H Shares(c)	3,620,127
1,100	Anhui Gujing Distillery Co., Ltd., Class A Shares	39,729
700	Anhui Gujing Distillery Co., Ltd., Class B Shares	9,284
28,000	ANTA Sports Products Ltd.	429,215
500	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	20,323
1,532	Autohome Inc., ADR	174,709
34,799	Avic Capital Co., Ltd., Class A Shares	22,049
1,700	AVIC Jonhon Optronic Technology Co., Ltd., Class A Shares	18,039
2,600	AVIC Shenyang Aircraft Co., Ltd., Class A Shares	32,471
3,600	AVIC Xi’an Aircraft Industry Group Co., Ltd., Class A Shares	17,556
42,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	28,419
6,662	Baidu Inc., ADR*	1,888,411
19,200	Bank of Beijing Co., Ltd., Class A Shares	14,122
58,930	Bank of China Ltd., Class A Shares	29,423
1,968,000	Bank of China Ltd., Class H Shares(c)	689,874
39,800	Bank of Communications Co., Ltd., Class A Shares	28,047
252,000	Bank of Communications Co., Ltd., Class H Shares(c)	142,190
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	11,364

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.6% — (continued)
19,890	Bank of Jiangsu Co., Ltd., Class A Shares	$17,641
16,600	Bank of Nanjing Co., Ltd., Class A Shares	22,527
10,900	Bank of Ningbo Co., Ltd., Class A Shares	67,392
29,640	Bank of Shanghai Co., Ltd., Class A Shares	38,297
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	35,012
28,109	Baozun Inc., ADR*(d)	1,291,046
1,044	BeiGene Ltd., ADR*	334,080
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	42,107
2,000	Beijing New Building Materials PLC, Class A Shares	14,908
1,350	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares	9,834
4,000	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	21,644
23,700	Beijing Yanjing Brewery Co., Ltd., Class A Shares	25,435
28,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	24,702
1,400	Betta Pharmaceuticals Co., Ltd., Class A Shares	25,504
1,000	BGI Genomics Co., Ltd., Class A Shares	21,254
2,942	Bilibili Inc., ADR*	370,604
72,500	BOE Technology Group Co., Ltd., Class A Shares	68,232
2,500	BYD Co., Ltd., Class A Shares	75,990
20,000	BYD Co., Ltd., Class H Shares(c)	506,567
17,500	BYD Electronic International Co., Ltd.	97,274
1,800	Cansino Blologics Inc., Class H Shares*(a)(c)	85,596
227,000	CGN Power Co., Ltd., Class H Shares(a)(c)	50,015
800	Changchun High & New Technology Industry Group Inc., Class A Shares	51,900
1,100	Changjiang Securities Co., Ltd., Class A Shares	1,228
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	22,489
300	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A Shares	1,759
35,000	China Aoyuan Group Ltd.	33,133
5,300	China Avionics Systems Co., Ltd., Class A Shares	13,966
57,500	China Bohai Bank Co., Ltd., Class H Shares*(a)(c)	31,676
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	50,585
233,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	110,327
82,000	China Communications Services Corp., Ltd., Class H Shares(c)	38,687
443,000	China Conch Venture Holdings Ltd.	1,969,032
21,100	China Construction Bank Corp., Class A Shares	23,624
10,283,224	China Construction Bank Corp., Class H Shares(c)	8,256,256
16,000	China East Education Holdings Ltd.(a)	35,973
27,298	China Eastern Airlines Corp., Ltd., Class A Shares	19,873
30,812	China Everbright Bank Co., Ltd., Class A Shares	19,481
148,000	China Everbright Bank Co., Ltd., Class H Shares(c)	64,211
47,000	China Evergrande Group(d)	96,072
27,000	China Feihe Ltd.(a)	73,851
4,901	China Fortune Land Development Co., Ltd., Class A Shares	6,407
13,200	China Galaxy Securities Co., Ltd., Class A Shares	21,927
50,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	31,173
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	3,993
45,500	China Hongqiao Group Ltd.	56,399
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(c)	33,898
102,000	China Huishan Dairy Holdings Co., Ltd.*(e)(f)	—
34,000	China International Capital Corp., Ltd., Class H Shares*(a)(c)	78,419
6,300	China Jushi Co., Ltd., Class A Shares	21,795
32,000	China Lesso Group Holdings Ltd.	59,079
4,800	China Life Insurance Co., Ltd., Class A Shares	24,532
186,000	China Life Insurance Co., Ltd., Class H Shares(c)	392,119
6,400	China Literature Ltd.*(a)(d)	59,581
86,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	128,580
27,000	China Medical System Holdings Ltd.	42,179

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.6% — (continued)
14,000	China Meidong Auto Holdings., Ltd.	$53,590
33,900	China Merchants Bank Co., Ltd., Class A Shares	267,257
657,391	China Merchants Bank Co., Ltd., Class H Shares(c)	5,043,700
20,400	China Merchants Energy Shipping Co., Ltd., Class A Shares	16,455
9,230	China Merchants Securities Co., Ltd., Class A Shares	30,985
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	29,458
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	44,667
140,200	China Minsheng Banking Corp., Ltd., Class H Shares(c)	83,677
26,600	China Molybdenum Co., Ltd., Class A Shares	27,462
48,000	China Molybdenum Co., Ltd., Class H Shares(c)	37,095
98,000	China National Building Material Co., Ltd., Class H Shares(c)	148,311
18,900	China National Nuclear Power Co., Ltd., Class A Shares	15,063
600	China National Software & Service Co., Ltd., Class A Shares	5,377
8,500	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares*	27,115
30,000	China Oilfield Services Ltd., Class H Shares(c)	34,785
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	71,582
68,000	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	311,955
38,900	China Petroleum & Chemical Corp., Class A Shares	27,067
614,000	China Petroleum & Chemical Corp., Class H Shares(c)	338,699
27,800	China Railway Group Ltd., Class A Shares	24,480
118,000	China Railway Group Ltd., Class H Shares(c)	62,357
20,500	China Resources Pharmaceutical Group Ltd.(a)	13,119
6,299	China Shenhua Energy Co., Ltd., Class A Shares	17,234
1,687,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	3,202,912
21,800	China Shipbuilding Industry Co., Ltd., Class A Shares*	13,846
9,100	China South Publishing & Media Group Co., Ltd., Class A Shares	13,932
20,400	China Southern Airlines Co., Ltd., Class A Shares*	19,100
44,000	China Southern Airlines Co., Ltd., Class H Shares*(c)	30,051
91,240	China State Construction Engineering Corp., Ltd., Class A Shares	71,056
2,735	China Tourism Group Duty Free Corp., Ltd., Class A Shares	129,807
1,194,000	China Tower Corp., Ltd., Class H Shares(a)(c)	179,364
15,600	China Vanke Co., Ltd., Class A Shares	79,594
744,800	China Vanke Co., Ltd., Class H Shares(c)	3,158,519
31,600	China Yangtze Power Co., Ltd., Class A Shares	96,191
34,000	China Yuhua Education Corp., Ltd.(a)	28,114
1,200	Chongqing Brewery Co., Ltd., Class A Shares	22,333
4,100	Chongqing Changan Automobile Co., Ltd., Class A Shares*	11,466
24,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(c)	10,570
2,700	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	72,790
84,000	CIFI Holdings Group Co., Ltd.	79,478
15,100	CITIC Securities Co., Ltd., Class A Shares	63,420
50,000	CITIC Securities Co., Ltd., Class H Shares(c)	107,605
3,100	Contemporary Amperex Technology Co., Ltd., Class A Shares	153,915
17,800	COSCO SHIPPING Holdings Co., Ltd., Class A Shares*	34,717
62,500	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(c)	69,309
189,000	Country Garden Holdings Co., Ltd.	235,623
33,000	Country Garden Services Holdings Co., Ltd.(e)	271,073
3,800	CSC Financial Co., Ltd., Class A Shares	20,702
221,120	CSPC Pharmaceutical Group Ltd.	231,890
59,000	Dali Foods Group Co., Ltd.(a)	35,902
34,999	Daqin Railway Co., Ltd., Class A Shares	35,285
1,334	Daqo New Energy Corp., ADR*	139,070
1,900	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	25,214
800	DHC Software Co., Ltd., Class A Shares	946
64,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	59,534
2,574	DouYu International Holdings Ltd., ADR*	36,911

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.6% — (continued)
10,860	East Money Information Co., Ltd., Class A Shares	$50,826
45,900	ENN Energy Holdings Ltd.	702,766
881	Eve Energy Co., Ltd., Class A Shares	11,606
16,000	Ever Sunshine Lifestyle Services Group Ltd.	39,399
7,300	Everbright Securities Co., Ltd., Class A Shares	17,342
20,400	Financial Street Holdings Co., Ltd., Class A Shares	19,094
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	35,104
4,500	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	119,851
71,500	Fosun International Ltd.	107,277
16,400	Founder Securities Co., Ltd., Class A Shares*	21,690
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	32,001
600	Fu Jian Anjoy Foods Co., Ltd., Class A Shares*	20,543
1,751,300	Fu Shou Yuan International Group Ltd.	1,758,632
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	29,924
11,200	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	68,611
1,200	Ganfeng Lithium Co., Ltd., Class A Shares	18,311
31,400	GDS Holdings Ltd., ADR*(d)	3,207,824
9,300	Gemdale Corp., Class A Shares	18,177
26,000	Genscript Biotech Corp.*	44,771
8,200	GF Securities Co., Ltd., Class A Shares	20,250
31,400	GF Securities Co., Ltd., Class H Shares(c)	44,512
8,700	Giant Network Group Co., Ltd., Class A Shares	22,629
660	Gigadevice Semiconductor Beijing Inc., Class A Shares	19,581
4,300	GoerTek Inc., Class A Shares	21,200
294,000	GOME Retail Holdings Ltd.*(d)	86,267
2,000	Gotion High-tech Co., Ltd., Class A Shares*	11,371
4,100	Great Wall Motor Co., Ltd., Class A Shares	19,822
74,000	Great Wall Motor Co., Ltd., Class H Shares(c)	214,455
21,900	Greenland Holdings Corp., Ltd., Class A Shares	19,001
22,000	Greentown China Holdings Ltd.	32,739
32,000	Greentown Service Group Co., Ltd.	32,466
1,828	GSX Techedu Inc., ADR*(d)	188,010
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	26,973
900	Guangdong Kinlong Hardware Products Co., Ltd., Class A Shares	21,147
30,000	Guanghui Energy Co., Ltd., Class A Shares*	12,633
84,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	77,831
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	11,571
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	11,558
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	23,221
38,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	50,717
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	11,783
1,300	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	16,709
9,400	Guosen Securities Co., Ltd., Class A Shares	17,663
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	42,653
5,900	Guoyuan Securities Co., Ltd., Class A Shares	7,262
21,000	Haidilao International Holding Ltd.(a)	172,227
7,300	Haier Smart Home Co., Ltd., Class A Shares	32,538
51,200	Haier Smart Home Co., Ltd., Class H Shares*(c)	194,728
16,000	Haitian International Holdings Ltd.	54,880
9,300	Haitong Securities Co., Ltd., Class A Shares	17,330
84,800	Haitong Securities Co., Ltd., Class H Shares(c)	77,424
1,500	Hangzhou First Applied Material Co., Ltd., Class A Shares	20,837
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	8,662
3,300	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares*(a)(c)	64,555
28,000	Hansoh Pharmaceutical Group Co., Ltd.*(a)	142,137
900	Hefei Meiya Optoelectronic Technology Inc., Class A Shares	5,219

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.6% — (continued)
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	$37,614
532,500	Hengan International Group Co., Ltd.	3,681,720
10,778	Hengli Petrochemical Co.,Ltd., Class A Shares	60,102
10,600	Hengtong Optic-electric Co., Ltd., Class A Shares	20,963
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	8,276
43,300	Hesteel Co., Ltd., Class A Shares*	14,768
1,299	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	26,972
6,000	Hua Hong Semiconductor Ltd.*(a)(d)	37,043
38,500	Huadian Power International Corp., Ltd., Class A Shares	18,998
5,694	Huadong Medicine Co., Ltd., Class A Shares	27,918
2,260	Hualan Biological Engineering Inc., Class A Shares	14,909
52,000	Huaneng Power International Inc., Class H Shares(c)	17,788
7,200	Huatai Securities Co., Ltd., Class A Shares	19,056
47,800	Huatai Securities Co., Ltd., Class H Shares(a)(c)	71,058
35,600	Huaxia Bank Co., Ltd., Class A Shares	34,255
1,600	Huaxin Cement Co., Ltd., Class A Shares	5,523
5,800	Huayu Automotive Systems Co., Ltd., Class A Shares	23,098
4,180	Huazhu Group Ltd., ADR*	243,025
108,080	Hundsun Technologies Inc., Class A Shares	1,455,839
64,806	HUYA Inc., ADR*(d)	1,707,638
3,900	Iflytek Co., Ltd., Class A Shares	29,069
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	68,070
1,485,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	968,282
31,500	Industrial Bank Co., Ltd., Class A Shares	119,922
24,900	Industrial Securities Co., Ltd., Class A Shares	34,839
98,200	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	23,321
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	14,957
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	57,938
25,000	Innovent Biologics Inc.*(a)	257,017
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares	17,878
7,054	iQIYI Inc., ADR*	178,678
1,500	Jafron Biomedical Co., Ltd., Class A Shares	18,146
4,000	JCET Group Co., Ltd., Class A Shares*	24,398
6,700	JD Health International Inc.*(a)	122,194
21,536	JD.com Inc., ADR*	2,021,584
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	27,868
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	28,525
8,068	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	126,597
3,800	Jiangsu King’S Luck Brewery JSC Ltd., Class A Shares	28,832
2,500	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	72,884
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	9,910
11,800	Jiangxi Copper Co., Ltd., Class A Shares	50,822
19,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	46,054
7,800	Jiangxi Zhengbang Technology Co., Ltd., Class A Shares	19,907
10,000	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A Shares	24,120
7,400	Jinke Properties Group Co., Ltd., Class A Shares	8,497
32,000	Jinxin Fertility Group Ltd.(a)	72,235
900	JiuGui Liquor Co., Ltd., Class A Shares	19,158
16,000	Jiumaojiu International Holdings Ltd.*(a)	62,812
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	12,965
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares*	20,283
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	17,590
1,519	JOYY Inc., ADR	179,090
1,500	Juewei Food Co., Ltd., Class A Shares	20,067
52,000	Kaisa Group Holdings Ltd.	26,910
2,963	KE Holdings Inc., ADR*	189,128

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.6% — (continued)
58,000	Kingdee International Software Group Co., Ltd.*	$210,014
5,800	Kingfa Sci. & Tech. Co., Ltd., Class A Shares	22,571
1,431	Kingsoft Cloud Holdings Ltd., ADR*	84,257
22,000	Kingsoft Corp., Ltd.	154,932
7,000	Koolearn Technology Holding Ltd.*(a)(d)	19,559
4,900	Kuaishou Technology*(a)	195,079
1,888	Kweichow Moutai Co., Ltd., Class A Shares	618,057
20,500	KWG Group Holdings Ltd.	31,069
172,000	Lenovo Group Ltd.	217,335
9,000	Lens Technology Co., Ltd., Class A Shares	43,493
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	22,092
4,453	Li Auto Inc., ADR*	112,973
51,500	Li Ning Co., Ltd.	291,542
14,500	Lingyi iTech Guangdong Co., Class A Shares	22,730
42,000	Logan Group Co., Ltd.	65,394
4,200	Lomon Billions Group Co., Ltd., Class A Shares	26,280
46,000	Longfor Group Holdings Ltd.(a)	272,278
5,800	LONGi Green Energy Technology Co., Ltd., Class A Shares	93,503
4,663	Lufax Holding Ltd., ADR*(d)	70,038
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	79,573
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	72,463
3,400	Mango Excellent Media Co., Ltd., Class A Shares	33,619
300	Maxscend Microelectronics Co., Ltd., Class A Shares	29,128
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	23,384
186,600	Meituan Dianping, (Restricted, cost — $2,416,944, acquired 3/23/20), Class B Shares*(a)(b)	8,233,402
36,900	Metallurgical Corp. of China Ltd., Class A Shares	18,839
15,000	Microport Scientific Corp.	88,208
5,300	Midea Group Co., Ltd., Class A Shares	76,061
9,000	Ming Yuan Cloud Group Holdings Ltd.*	50,938
20,000	Minth Group Ltd.	87,741
4,216	Momo Inc., ADR	66,781
4,990	Muyuan Foodstuff Co., Ltd., Class A Shares	87,901
7,600	Nanjing Securities Co., Ltd., Class A Shares	12,308
5,900	NARI Technology Co., Ltd., Class A Shares	25,816
1,000	NAURA Technology Group Co., Ltd., Class A Shares	27,644
21,982	NetEase Inc., ADR	2,414,723
2,400	New China Life Insurance Co., Ltd., Class A Shares	19,266
19,500	New China Life Insurance Co., Ltd., Class H Shares(c)	74,316
6,400	New Hope Liuhe Co., Ltd., Class A Shares	23,746
16,867	New Oriental Education & Technology Group Inc., ADR*	2,995,917
31,411	NIO Inc., ADR*	1,437,996
834	Noah Holdings Ltd., ADR*	37,280
6,000	Nongfu Spring Co., Ltd., Class H Shares*(a)(c)	39,838
1,400	Offcn Education Technology Co., Ltd., Class A Shares	7,026
9,000	OFILM Group Co., Ltd., Class A Shares	14,732
66,500	OneConnect Financial Technology Co., Ltd., ADR*	1,212,295
1,000	Oppein Home Group Inc., Class A Shares*	23,363
11,300	Orient Securities Co., Ltd., Class A Shares	16,703
10,800	Oriental Pearl Group Co., Ltd., Class A Shares	14,369
1,450	Ovctek China Inc., Class A Shares	20,846
14,200	Pacific Securities Co., Ltd., Class A Shares*	7,309
266,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	82,957
4,650	Perfect World Co., Ltd., Class A Shares	16,916
21,700	PetroChina Co., Ltd., Class A Shares	14,610
546,000	PetroChina Co., Ltd., Class H Shares(c)	194,440
3,200	Pharmaron Beijing Co., Ltd., Class H Shares(a)(c)	54,605

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.6% — (continued)
166,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	$125,584
9,748	Pinduoduo Inc., ADR*	1,668,468
679,479	Ping An Bank Co., Ltd., Class A Shares	2,242,241
76,900	Ping An Healthcare & Technology Co., Ltd., (Restricted, cost — $394,793, acquired 8/9/19)*(a)(b)	1,110,694
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	207,618
753,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	9,247,080
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	43,194
3,400	Poly Property Services Co., Ltd.	22,348
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	42,744
236,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	175,984
22,300	Power Construction Corp. of China Ltd., Class A Shares	13,310
271,971	Qingdao TGOOD Electric Co., Ltd., Class A Shares	1,243,550
18,700	RiseSun Real Estate Development Co., Ltd., Class A Shares	19,142
2,965	RLX Technology Inc., ADR*	51,917
7,700	Rongsheng Petro Chemical Co., Ltd., Class A Shares	39,982
11,800	SAIC Motor Corp., Ltd., Class A Shares	38,623
8,900	Sanan Optoelectronics Co., Ltd., Class A Shares	41,068
800	Sangfor Technologies Inc., Class A Shares	32,723
14,600	Sany Heavy Industry Co., Ltd., Class A Shares	92,594
8,700	SDIC Capital Co., Ltd., Class A Shares	16,414
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	16,349
50,000	Seazen Group Ltd.*	60,624
3,000	Seazen Holdings Co., Ltd., Class A Shares	23,576
5,400	SF Holding Co., Ltd., Class A Shares	87,452
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	20,336
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	18,973
22,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(c)	45,383
4,500	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	29,563
3,100	Shandong Linglong Tyre Co., Ltd., Class A Shares*	20,132
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	9,461
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	18,513
64,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	110,107
1,300	Shanghai Bairun Investment Holging Group Co., Ltd., Class A Shares	19,516
2,000	Shanghai Baosight Software Co., Ltd., Class A Shares	17,652
36,900	Shanghai Electric Group Co., Ltd., Class A Shares*	31,739
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	28,407
9,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	42,445
2,000	Shanghai International Airport Co., Ltd., Class A Shares	19,088
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	13,244
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	26,045
2,200	Shanghai M&G Stationery Inc., Class A Shares	26,347
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	27,462
6,900	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	12,645
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	65,341
1,200	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	16,221
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	18,615
20,100	Shanxi Meijin Energy Co., Ltd., Class A Shares*	22,553
9,600	Shanxi Securities Co., Ltd., Class A Shares	10,805
1,400	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	67,572
26,800	Shenergy Co., Ltd., Class A Shares	21,529
4,400	Shengyi Technology Co., Ltd., Class A Shares	16,597
1,260	Shennan Circuits Co., Ltd., Class A Shares	21,360
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	36,036
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,492
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	14,902
3,000	Shenzhen Inovance Technology Co., Ltd., Class A Shares	39,762

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.6% — (continued)
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	$33,053
1,700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	109,527
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	18,939
3,000	Shenzhen Sunway Communication Co., Ltd., Class A Shares	15,671
20,200	Shenzhou International Group Holdings Ltd.	423,463
3,321	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	12,014
16,600	Sichuan Chuantou Energy Co., Ltd., Class A Shares	27,468
2,000	Silergy Corp.	193,348
1,285	SINA Corp.*(d)	55,473
3,700	Sinolink Securities Co., Ltd., Class A Shares	7,347
1,369,372	Sinopharm Group Co., Ltd., Class H Shares(c)	3,205,166
20,000	Sinotruk Hong Kong Ltd.	63,775
15,000	Smoore International Holdings Ltd.*(a)	121,488
1,120	Songcheng Performance Development Co., Ltd., Class A Shares	3,483
63,000	Sunac China Holdings Ltd.	269,196
800	Sungrow Power Supply Co., Ltd., Class A Shares	10,660
24,400	Suning.com Co., Ltd., Class A Shares(e)(f)	26,269
17,400	Sunny Optical Technology Group Co., Ltd.	433,879
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	18,090
6,199	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A Shares	9,193
9,341	TAL Education Group, ADR*	724,301
2,100	Tangshan Jidong Cement Co., Ltd., Class A Shares	4,890
6,200	TBEA Co., Ltd., Class A Shares	11,589
18,200	TCL Technology Group Corp., Class A Shares	23,121
317,931	Tencent Holdings Ltd.	27,112,114
71,717	Tencent Music Entertainment Group, ADR*	1,844,561
1,200	Thunder Software Technology Co., Ltd., Class A Shares	22,258
7,400	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A Shares	30,165
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	22,987
532,000	Tingyi Cayman Islands Holding Corp.	1,068,164
24,000	Tongcheng-Elong Holdings Ltd.*	56,352
5,900	Tongkun Group Co., Ltd., Class A Shares*	23,297
5,400	Tongwei Co., Ltd., Class A Shares	39,086
1,154,000	Topsports International Holdings Ltd., (Restricted, cost — $1,262,180, acquired 3/24/20)(a)(b)	1,695,537
3,700	Transfar Zhilian Co., Ltd., Class A Shares	3,509
20,000	TravelSky Technology Ltd., Class H Shares(c)	50,694
11,623	Trip.com Group Ltd., ADR*	458,527
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	115,626
700	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	11,976
37,000	Uni-President China Holdings Ltd.	44,450
7,560	Unisplendour Corp., Ltd., Class A Shares	25,041
2,600	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares	7,933
10,229	Vipshop Holdings Ltd., ADR*(d)	381,746
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	12,718
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	94,872
125,000	Want Want China Holdings Ltd.	90,213
1,280	Weibo Corp., ADR*	70,618
11,600	Weichai Power Co., Ltd., Class A Shares	39,464
736,200	Weichai Power Co., Ltd., Class H Shares(c)	2,169,718
1,900	Weihai Guangwei Composites Co., Ltd., Class A Shares	21,316
40,000	Weimob Inc.*(a)	116,290
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	39,328
11,400	Western Securities Co., Ltd., Class A Shares	16,605
1,200	Will Semiconductor Co., Ltd., Class A Shares	52,327
1,600	Wingtech Technology Co., Ltd., Class A Shares	24,860
29,900	Wuchan Zhongda Group Co., Ltd., Class A Shares	21,565

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.6% — (continued)
800	Wuhan Guide Infrared Co., Ltd., Class A Shares	$4,844
3,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	16,925
5,300	Wuliangye Yibin Co., Ltd., Class A Shares	228,934
6,600	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	17,617
3,220	WuXi AppTec Co., Ltd., Class A Shares	71,313
6,640	WuXi AppTec Co., Ltd., Class H Shares(a)(c)	138,234
319,000	Wuxi Biologics Cayman Inc., (Restricted, cost — $1,280,602, acquired 11/21/19)*(a)(b)	3,940,750
500	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	6,464
5,000	Xiamen Tungsten Co., Ltd., Class A Shares	15,288
354,600	Xiaomi Corp., Class B Shares*(a)	1,153,508
10,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	23,847
16,982	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(c)(d)	36,307
98,000	Xinyi Solar Holdings Ltd.	209,224
4,013	XPeng Inc., ADR*(d)	136,883
28,000	Yadea Group Holdings., Ltd.(a)	60,920
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	53,755
1,050	Yealink Network Technology Corp., Ltd., Class A Shares	12,265
9,000	Yihai International Holding Ltd.*	123,101
1,700	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares*	23,459
12,500	Yonghui Superstores Co., Ltd., Class A Shares	13,893
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	30,371
44,539	Yum China Holdings Inc.	2,665,214
4,160	Yunda Holding Co., Ltd., Class A Shares	10,772
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	28,231
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	21,246
1,679	Zai Lab Ltd., ADR*	247,686
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	36,683
27,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	27,307
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	14,055
4,800	Zhejiang Chint Electrics Co., Ltd., Class A Shares	25,355
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	20,666
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	23,014
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	31,418
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	19,176
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	20,157
5,000	Zhejiang NHU Co., Ltd., Class A Shares	33,443
9,100	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	33,917
2,000	Zhejiang Supor Co., Ltd., Class A Shares	23,219
10,700	Zhengzhou Yutong Bus Co., Ltd., Class A Shares	25,015
44,000	Zhenro Properties Group Ltd.	28,976
7,900	Zheshang Securities Co., Ltd., Class A Shares	15,329
10,000	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(c)(d)	67,054
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	16,663
13,000	Zhongsheng Group Holdings Ltd.	80,314
10,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	47,496
30,500	Zijin Mining Group Co., Ltd., Class A Shares	57,267
138,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	204,191
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	29,289
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(c)	44,411
6,400	ZTE Corp., Class A Shares	31,419
19,000	ZTE Corp., Class H Shares(c)	48,763
10,051	ZTO Express Cayman Inc., ADR	339,121

	Total China	178,110,333

Colombia — 0.0%
4,158	Bancolombia SA	35,799

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Colombia — 0.0% — (continued)
101,878	Ecopetrol SA	$62,853
7,067	Grupo de Inversiones Suramericana SA	45,867
11,971	Interconexion Electrica SA ESP	78,122

	Total Colombia	222,641

Cyprus — 0.0%
2,908	TCS Group Holdings PLC, Class Registered Shares, GDR*	150,833

Czech Republic — 0.0%
3,761	CEZ AS	91,804
1,684	Komercní Banka AS*	52,653
15,820	Moneta Money Bank AS*(a)	57,781

	Total Czech Republic	202,238

Egypt — 1.2%
3,641,004	Cleopatra Hospital*	1,240,764
1,104,676	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	4,329,010
69,145	Commercial International Bank Egypt SAE, GDR	274,818
22,745	Eastern Co. SAE	21,611
21,328	ElSewedy Electric Co.	12,809
325,180	Fawry for Banking & Payment Technology Services SAE*	1,005,349
924,156	Juhayna Food Industries	342,595

	Total Egypt	7,226,956

Georgia — 0.3%
106,700	Bank of Georgia Group PLC*	1,483,037
61,700	Georgia Capital PLC*	434,345

	Total Georgia	1,917,382

Germany— 0.6%
31,260	Delivery Hero SE, (Restricted, cost — $1,345,222, acquired 2/26/19)*(a)(b)	3,986,424

Greece — 0.0%
1,594	FF Group*(e)(f)	19
6,598	Hellenic Telecommunications Organization SA	101,237
2,114	JUMBO SA	34,630
4,940	OPAP SA	66,490

	Total Greece	202,376

Hong Kong — 2.2%
876,000	Alibaba Health Information Technology Ltd.*	2,930,913
250,000	Alibaba Pictures Group Ltd.*	34,778
152,200	ASM Pacific Technology Ltd.	2,114,208
11,000	Beijing Enterprises Holdings Ltd.	38,068
164,000	Beijing Enterprises Water Group Ltd.*	64,848
92,000	Bosideng International Holdings Ltd.	38,878
70,000	Brilliance China Automotive Holdings Ltd.	62,738
2,393,000	China Education Group Holdings Ltd., (Restricted, cost — $3,970,352, acquired 1/27/21)(b)	4,436,191
106,888	China Everbright Environment Group Ltd.	61,157
24,000	China Everbright Ltd.	30,961
66,000	China Gas Holdings Ltd.	265,619
156,000	China Jinmao Holdings Group Ltd.	65,329
71,000	China Mengniu Dairy Co., Ltd.*	389,775
39,538	China Merchants Port Holdings Co., Ltd.	57,726
95,000	China Overseas Land & Investment Ltd.	241,236
40,000	China Overseas Property Holdings Ltd.	26,313
92,000	China Power International Development Ltd.	19,680
36,000	China Resources Beer Holdings Co., Ltd.	272,715

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Hong Kong — 2.2% — (continued)
54,000	China Resources Cement Holdings Ltd.	$64,328
24,000	China Resources Gas Group Ltd.	119,866
82,000	China Resources Land Ltd.	388,886
38,000	China Resources Power Holdings Co., Ltd.	44,205
36,000	China State Construction International Holdings Ltd.	24,817
35,800	China Taiping Insurance Holdings Co., Ltd.	77,050
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	43,129
324,000	China Youzan Ltd.*	138,233
149,000	CITIC Ltd.	126,036
46,000	COSCO SHIPPING Ports Ltd.	33,439
46,000	Far East Horizon Ltd.	49,241
145,000	Geely Automobile Holdings Ltd.	469,350
76,000	Guangdong Investment Ltd.	135,873
18,000	Hopson Development Holdings Ltd.	58,901
1,788	Hutchison China MediTech Ltd., ADR*	51,387
17,500	Kingboard Holdings Ltd.	80,745
31,000	Kingboard Laminates Holdings Ltd.	52,876
106,000	Kunlun Energy Co., Ltd.	97,387
11,000	Lee & Man Paper Manufacturing Ltd.	10,189
24,000	Nine Dragons Paper Holdings Ltd.	38,665
26,000	Shenzhen International Holdings Ltd.	43,172
80,000	Shenzhen Investment Ltd.	28,746
32,000	Shimao Group Holdings Ltd.	105,756
259,750	Sino Biopharmaceutical Ltd.	288,947
50,000	SSY Group Ltd.	26,845
58,000	Sun Art Retail Group Ltd.	50,052
11,000	Vinda International Holdings Ltd.	32,824
36,000	Wharf Holdings Ltd.	85,166
64,000	Yuexiu Property Co., Ltd.	14,176

	Total Hong Kong	13,931,420

Hungary — 1.1%
9,056	MOL Hungarian Oil & Gas PLC*	65,027
142,292	OTP Bank Nyrt*	6,472,987
4,013	Richter Gedeon Nyrt	114,550

	Total Hungary	6,652,564

India — 10.2%
1,964	ACC Ltd.	45,915
10,226	Adani Green Energy Ltd.*	160,306
12,372	Adani Ports & Special Economic Zone Ltd.	112,821
18,748	Ambuja Cements Ltd.	69,164
2,365	Apollo Hospitals Enterprise Ltd.	98,797
9,261	Asian Paints Ltd.	287,623
7,984	Aurobindo Pharma Ltd.	92,149
3,778	Avenue Supermarts Ltd., Class A Shares*(a)	154,106
359,869	Axis Bank Ltd.*	3,514,845
33,152	Bajaj Auto Ltd.	1,699,505
6,736	Bajaj Finance Ltd.	478,156
899	Bajaj Finserv Ltd.	116,942
2,275	Balkrishna Industries Ltd.	47,991
373,559	Bandhan Bank Ltd., (Restricted, cost — $2,388,289, acquired 3/28/19)*(a)(b)	1,736,959
6,522	Berger Paints India Ltd.	59,771
6,110	Bharat Forge Ltd.	50,243
268,556	Bharat Petroleum Corp., Ltd.	1,629,806
59,367	Bharti Airtel Ltd.	450,154
8,802	Biocon Ltd.*	46,406

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 10.2% — (continued)
2,833	Britannia Industries Ltd.	$128,548
456,400	Cholamandalam Investment & Finance Co., Ltd.	3,183,562
11,835	Cipla Ltd.	125,776
839,557	Coal India Ltd.	1,741,775
3,227	Colgate-Palmolive India Ltd.	68,875
6,095	Container Corp. Of India Ltd.	46,356
13,376	Dabur India Ltd.	90,779
3,471	Divi’s Laboratories Ltd.*	157,367
16,810	DLF Ltd.	68,465
2,744	Dr Reddy’s Laboratories Ltd.	163,941
3,510	Eicher Motors Ltd.	118,369
34,196	GAIL India Ltd.	65,311
9,248	Godrej Consumer Products Ltd.*	86,456
6,757	Grasim Industries Ltd.	109,500
5,321	Havells India Ltd.	79,347
83,572	HCL Technologies Ltd.	1,035,555
1,229	HDFC Asset Management Co., Ltd.(a)	48,704
272,000	HDFC Bank Ltd.*	5,633,298
67,977	HDFC Bank Ltd., ADR*	5,379,700
18,294	HDFC Life Insurance Co., Ltd.*(a)	173,047
34,976	Hero MotoCorp Ltd.	1,521,082
41,453	Hindalco Industries Ltd.	189,946
17,094	Hindustan Petroleum Corp., Ltd.	55,876
20,084	Hindustan Unilever Ltd.	578,100
42,418	Housing Development Finance Corp., Ltd.	1,454,848
126,725	ICICI Bank Ltd.*	1,026,978
5,614	ICICI Lombard General Insurance Co., Ltd.*(a)	108,012
9,515	ICICI Prudential Life Insurance Co., Ltd.*(a)	59,276
52,879	Indian Oil Corp., Ltd.	69,940
5,863	Indraprastha Gas Ltd.	39,399
591,247	Indus Towers Ltd.	2,053,974
1,743	Info Edge India Ltd.*	114,961
84,660	Infosys Ltd.	1,427,013
87,171	Infosys Ltd., ADR	1,492,368
2,780	InterGlobe Aviation Ltd.*(a)	60,698
1,817	Ipca Laboratories Ltd.	45,274
72,083	ITC Ltd.	198,286
21,446	JSW Steel Ltd.	114,210
2,142	Jubilant Foodworks Ltd.	86,885
13,530	Kotak Mahindra Bank Ltd.*	324,795
1,369	Larsen & Toubro Infotech Ltd.(a)	66,544
16,754	Larsen & Toubro Ltd.	325,861
1,634,423	Lemon Tree Hotels Ltd., (Restricted, cost — $1,316,598, acquired 8/29/19)*(a)(b)	903,004
5,356	Lupin Ltd.	73,558
19,302	Mahindra & Mahindra Ltd.	212,805
12,963	Marico Ltd.	69,533
3,325	Maruti Suzuki India Ltd.	309,236
28,021	Motherson Sumi Systems Ltd.	80,683
50	MRF Ltd.	57,137
3,147	Muthoot Finance Ltd.	55,189
769	Nestle India Ltd.	167,976
116,443	NTPC Ltd.	168,597
142,000	Oberoi Realty Ltd.*	1,043,606
1,483,845	Oil & Natural Gas Corp., Ltd.	2,221,556
169	Page Industries Ltd.	64,274
17,509	Petronet LNG Ltd.	60,289

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 10.2% — (continued)
134,000	Phoenix Mills Ltd.*	$1,467,412
2,182	PI Industries Ltd.	64,692
4,019	Pidilite Industries Ltd.	91,502
1,645	Piramal Enterprises Ltd.	40,623
616,000	Power Grid Corp. of India Ltd.	1,779,895
13,216	REC Ltd.	24,134
232,721	Reliance Industries Ltd.	6,432,907
10,061	SBI Life Insurance Co., Ltd.*(a)	118,055
257	Shree Cement Ltd.*	91,968
5,004	Shriram Transport Finance Co., Ltd.	86,429
2,065	Siemens Ltd.	51,562
46,446	State Bank of India*	243,880
19,901	Sun Pharmaceutical Industries Ltd.	159,831
59,012	Tata Consultancy Services Ltd.	2,307,986
13,065	Tata Consumer Products Ltd.	107,229
36,237	Tata Motors Ltd.*	158,922
14,891	Tata Steel Ltd.	143,476
14,678	Tech Mahindra Ltd.	181,787
8,108	Titan Co., Ltd.	153,760
1,476	Torrent Pharmaceuticals Ltd.	48,400
4,741	Trent Ltd.	51,748
2,967	UltraTech Cement Ltd.	244,961
5,897	United Spirits Ltd.*	42,508
391,716	UPL Ltd.	2,962,714
44,299	Vedanta Ltd.	123,829
29,534	Wipro Ltd.	163,631
241,179	Yes Bank Ltd.*(e)	51,308
19,212	Zee Entertainment Enterprises Ltd.	52,059

	Total India	63,705,367

Indonesia — 2.5%
299,900	Adaro Energy Tbk PT	24,955
197,700	Aneka Tambang Tbk PT*	39,374
4,902,500	Astra International Tbk PT	1,852,661
11,690,000	Bank BTPN Syariah Tbk PT	3,356,963
244,400	Bank Central Asia Tbk PT	575,578
8,744,524	Bank Mandiri Persero Tbk PT*	3,768,436
151,100	Bank Negara Indonesia Persero Tbk PT	63,007
3,713,000	Bank Rakyat Indonesia Persero Tbk PT*	1,225,433
798,600	Barito Pacific Tbk PT*	61,506
174,600	Charoen Pokphand Indonesia Tbk PT	75,267
14,300	Gudang Garam Tbk PT*	36,722
77,100	Indah Kiat Pulp & Paper Corp. Tbk PT	71,192
34,200	Indocement Tunggal Prakarsa Tbk PT	29,931
69,500	Indofood CBP Sukses Makmur Tbk PT	41,771
90,400	Indofood Sukses Makmur Tbk PT	38,343
492,600	Kalbe Farma Tbk PT	50,768
220,500	Merdeka Copper Gold Tbk PT*	43,694
365,400	Perusahaan Gas Negara Tbk PT	36,866
505,900	Sarana Menara Nusantara Tbk PT	44,864
69,600	Semen Indonesia Persero Tbk PT	49,718
1,231,387	Telekom Indonesia Persero Tbk PT	301,198
142,822	Telekom Indonesia Persero Tbk PT, ADR	3,424,872
190,000	Unilever Indonesia Tbk PT	93,532
38,900	United Tractors Tbk PT	61,421

	Total Indonesia	15,368,072

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Kazakhstan — 0.2%
16,200	Kaspi.KZ JSC, (Restricted, cost — $546,750, acquired 10/15/20), GDR*(b)	$1,142,100

Kenya —0.3%
4,524,000	Safaricom PLC	1,569,830

Kuwait — 0.3%
26,340	Agility Public Warehousing Co., KSC	57,450
25,052	Boubyan Bank KSCP	45,640
37,241	Gulf Bank KSCP	26,578
94,000	Humansoft Holding Co. KSC*	1,187,650
107,982	Kuwait Finance House KSCP	257,124
11,729	Mabanee Co., KPSC	27,060
46,291	Mobile Telecommunications Co., KSCP	95,778
159,162	National Bank of Kuwait SAKP	433,750

	Total Kuwait	2,131,030

Luxembourg — 0.3%
4,430	Reinet Investments SCA	82,952
47,198	Ternium SA, ADR	1,449,450

	Total Luxembourg	1,532,402

Malaysia — 0.5%
46,100	AMMB Holdings Bhd	35,865
77,700	Axiata Group Bhd	67,829
164,607	CIMB Group Holdings Bhd	175,218
85,400	Dialog Group Bhd	67,901
60,900	DiGi.Com Bhd	55,552
3,000	Fraser & Neave Holdings Bhd	23,054
56,200	Gamuda Bhd*	46,091
57,500	Genting Bhd	65,393
80,300	Genting Malaysia Bhd	57,165
5,900	Genting Plantations Bhd	13,811
20,100	HAP Seng Consolidated Bhd	42,171
39,400	Hartalega Holdings Bhd	96,659
15,800	Hong Leong Bank Bhd	69,293
7,300	Hong Leong Financial Group Bhd	30,479
48,500	IHH Healthcare Bhd	60,684
56,900	IOI Corp. Bhd	60,067
21,300	Kossan Rubber Industries	20,682
13,100	Kuala Lumpur Kepong Bhd	75,873
91,809	Malayan Banking Bhd	181,736
25,900	Malaysia Airports Holdings Bhd	38,260
57,900	Maxis Bhd	67,680
34,300	MISC Bhd	57,159
1,600	Nestle Malaysia Bhd	54,343
62,100	Petronas Chemicals Group Bhd	113,882
3,600	Petronas Dagangan Bhd	17,739
18,400	Petronas Gas Bhd	74,398
16,700	PPB Group Bhd	77,231
37,500	Press Metal Aluminium Holdings Bhd	89,465
353,300	Public Bank Bhd	361,918
31,500	QL Resources Bhd	47,652
37,800	RHB Bank Bhd	50,395
77,200	Sime Darby Bhd	43,139
63,200	Sime Darby Plantation Bhd	76,237
44,160	Supermax Corp. Bhd	52,445
31,400	Telekom Malaysia Bhd	47,482
52,800	Tenaga Nasional Bhd	131,369

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 0.5% — (continued)
123,200	Top Glove Corp. Bhd	$158,376
13,800	Westports Holdings Bhd	13,880

	Total Malaysia	2,818,573

Mexico — 3.2%
304,150	America Movil SAB de CV, Class L Shares, ADR	3,862,705
840,644	America Movil SAB de CV, Series L	537,013
12,126	Arca Continental SAB de CV	55,127
15,467	Becle SAB de CV	31,992
318,068	Cemex SAB de CV, Class Preferred Shares*	210,784
12,281	Coca-Cola Femsa SAB de CV	51,783
76,190	Fibra Uno Administracion SA de CV, REIT	86,494
46,884	Fomento Economico Mexicano SAB de CV	319,751
6,096	Gruma SAB de CV, Class B Shares	66,408
10,437	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares*	105,465
4,684	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares*	87,293
42,785	Grupo Bimbo SAB de CV, Series A	80,053
4,060	Grupo Carso SAB de CV, Series A1*	9,992
531,285	Grupo Financiero Banorte SAB de CV, Class O Shares*	2,666,896
67,892	Grupo Financiero Inbursa SAB de CV, Class O Shares*	60,984
860,262	Grupo México SAB de CV, Series B	4,076,580
52,398	Grupo Televisa SAB*	77,460
2,464	Industrias Peñoles SAB de CV*	33,827
12,296	Infraestructura Energetica Nova SAB de CV*	43,081
914,206	Kimberly-Clark de México SAB de CV, Class A Shares	1,464,162
7,978	Megacable Holdings SAB de CV	27,541
31,079	Orbia Advance Corp. SAB de CV	72,064
6,730	Promotora y Operadora de Infraestructura SAB de CV	49,629
489,527	Qualitas Controladora SAB de CV	2,655,625
552,100	Regional SAB de CV*	2,504,953
29,228	Telesites SAB de CV*	25,751
130,503	Wal-Mart de Mexico SAB de CV	371,253

	Total Mexico	19,634,666

Netherlands — 1.0%
53,370	Prosus NV*	6,321,736

Pakistan — 0.0%
21,800	Habib Bank Ltd.	16,869
822	MCB Bank Ltd.	944
17,868	Oil & Gas Development Co., Ltd.	11,725

	Total Pakistan	29,538

Peru —0.1%
4,824	Cia de Minas Buenaventura SAA, ADR*	53,353
1,662	Credicorp Ltd.	265,937
2,181	Southern Copper Corp.	155,571

	Total Peru	474,861

Philippines — 1.2%
43,280	Aboitiz Equity Ventures Inc.	37,429
43,300	Aboitiz Power Corp.	21,513
6,660	Ayala Corp.	102,477
2,567,310	Ayala Land Inc.	2,058,198
34,918	Bank of the Philippine Islands	63,986
45,844	BDO Unibank Inc.	99,453
10,546,900	Bloomberry Resorts Corp.	1,731,820
620	Globe Telecom Inc.	25,708

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Philippines — 1.2% — (continued)
2,800	GT Capital Holdings Inc.	$32,135
1,063,640	International Container Terminal Services Inc.	2,621,915
67,856	JG Summit Holdings Inc.	89,861
9,470	Jollibee Foods Corp.	34,794
6,170	Manila Electric Co.	34,279
434,000	Megaworld Corp.	32,302
419,500	Metro Pacific Investments Corp.	35,000
55,156	Metropolitan Bank & Trust Co.	57,429
1,505	PLDT Inc.	39,454
27,600	Puregold Price Club Inc.	20,964
5,930	SM Investments Corp.	122,815
263,700	SM Prime Holdings Inc.	195,325
22,540	Universal Robina Corp.	59,102

	Total Philippines	7,515,959

Poland — 0.3%
5,546	Allegro.eu SA*(a)	95,189
3,979	Bank Polska Kasa Opieki SA*	71,932
1,667	CD Projekt SA*	105,202
6,856	Cyfrowy Polsat SA	52,163
1,144	Dino Polska SA*(a)	75,060
33,700	InPost SA*	738,206
3,716	KGHM Polska Miedz SA*	187,579
36	LPP SA*	75,171
20,391	Orange Polska SA*	34,358
12,922	PGE Polska Grupa Energetyczna SA*	22,807
7,141	Polski Koncern Naftowy ORLEN SA	111,599
38,865	Polskie Gornictwo Naftowe i Gazownictwo SA	57,917
22,511	Powszechna Kasa Oszczednosci Bank Polski SA*	180,883
13,963	Powszechny Zaklad Ubezpieczen SA*	108,952
1,017	Santander Bank Polska SA*	57,061

	Total Poland	1,974,079

Portugal — 0.4%
204,332	Galp Energia SGPS SA	2,293,504

Qatar — 0.2%
58,133	Barwa Real Estate Co.	51,698
56,283	Commercial Bank PSQC	65,945
45,250	Industries Qatar QSC	143,791
93,218	Masraf Al Rayan QSC	110,696
127,934	Mesaieed Petrochemical Holding Co.	65,909
13,747	Ooredoo QPSC	29,082
12,424	Qatar Electricity & Water Co. QSC	59,311
10,432	Qatar Fuel QSC	48,307
73,108	Qatar Gas Transport Co., Ltd.	65,979
16,205	Qatar International Islamic Bank QSC	37,608
30,634	Qatar Islamic Bank SAQ	132,023
108,838	Qatar National Bank QPSC	515,189

	Total Qatar	1,325,538

Romania — 0.0%
9,224	NEPI Rockcastle PLC	56,528

Russia — 4.9%
2,117,518	Alrosa PJSC	2,825,307
662,100	Detsky Mir PJSC, (Restricted, cost — $1,010,714, acquired 9/2/20)(a)(b)	1,259,680
299,217	Gazprom PJSC	878,283

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Russia — 4.9% — (continued)
260,922	Gazprom PJSC, ADR	$1,513,348
885,983	Inter RAO UES PJSC	60,651
10,603	Lukoil PJSC	796,716
55,734	Lukoil PJSC, ADR	4,152,183
65,714	Magnit PJSC, Class Registered Shares, GDR	894,051
2,330	Mail.Ru Group Ltd., GDR*	62,801
1,618	MMC Norilsk Nickel PJSC	506,618
407,575	Mobile TeleSystems PJSC, ADR	3,350,266
37,008	Moscow Exchange MICEX-RTS PJSC	85,829
2,358	Novatek PJSC, Class Registered Shares, GDR	399,908
29,577	Novolipetsk Steel PJSC	88,792
2,783	PhosAgro PJSC, Class Registered Shares, GDR	48,841
5,443	Polymetal International PLC	108,304
906	Polyus PJSC	170,634
29,079	Rosneft Oil Co. PJSC	205,068
1,626,919	Sberbank of Russia PJSC	5,891,059
201,500	Sberbank of Russia PJSC, ADR	2,933,840
5,352	Severstal PAO	96,815
157,330	Surgutneftegas PJSC	68,535
36,372	Tatneft PJSC	255,794
92,960,626	VTB Bank PJSC	46,108
8,314	X5 Retail Group NV, Class Registered Shares, GDR	270,818
35,160	X5 Retail Group NV, GDR	1,142,700
39,982	Yandex NV, Class A Shares*	2,561,977

	Total Russia	30,674,926

Saudi Arabia — 0.8%
1,366	Abdullah Al Othaim Markets Co.	44,454
2,938	Advanced Petrochemical Co.	53,111
30,352	Al Rajhi Bank	735,710
23,349	Alinma Bank*	100,697
6,060	Almarai Co. JSC	82,442
14,805	Arab National Bank	76,146
10,770	Bank AlBilad	94,389
12,294	Bank Al-Jazira	43,989
12,740	Banque Saudi Fransi	94,576
1,692	Bupa Arabia for Cooperative Insurance Co.*	53,858
1,797	Co. for Cooperative Insurance*	37,970
16,229	Dar Al Arkan Real Estate Development Co.*	37,963
944	Dr Sulaiman Al Habib Medical Services Group Co.	29,888
3,935	Emaar Economic City*	9,623
8,287	Etihad Etisalat Co.*	63,314
1,138	Jarir Marketing Co.	51,812
12,541	Mobile Telecommunications Co.*	44,587
36,793	National Commercial Bank	460,812
9,889	National Industrialization Co.*	39,092
6,566	Rabigh Refining & Petrochemical Co.*	25,588
32,887	Riyad Bank	173,693
4,953	SABIC Agri-Nutrients Co.	128,690
10,666	Sahara International Petrochemical Co.	53,824
24,746	Samba Financial Group	221,777
1,171	Saudi Airlines Catering Co.	23,053
10,443	Saudi Arabian Mining Co.*	142,736
52,896	Saudi Arabian Oil Co.(a)	487,954
22,517	Saudi Basic Industries Corp.	639,823
19,518	Saudi British Bank	126,277

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Saudi Arabia — 0.8% — (continued)
2,168	Saudi Cement Co.	$36,638
18,903	Saudi Electricity Co.	106,122
6,611	Saudi Industrial Investment Group	49,733
15,381	Saudi Kayan Petrochemical Co.*	60,620
15,173	Saudi Telecom Co.	480,112
5,902	Savola Group	59,280
6,603	Yanbu National Petrochemical Co.	125,881

	Total Saudi Arabia	5,096,234

Singapore — 0.5%
3,600	BOC Aviation Ltd.(a)	34,796
13,100	Sea Ltd., ADR*	3,087,539

	Total Singapore	3,122,335

South Africa — 4.2%
18,540	Absa Group Ltd.	148,250
1,957	African Rainbow Minerals Ltd.	38,304
1,393	Anglo American Platinum Ltd.	169,017
10,370	AngloGold Ashanti Ltd.	206,580
9,733	Aspen Pharmacare Holdings Ltd.*	91,661
8,307	Bid Corp., Ltd.	155,675
190,259	Bidvest Group Ltd.	2,107,112
1,595	Capitec Bank Holdings Ltd.*	141,024
5,665	Clicks Group Ltd.	91,567
10,460	Discovery Ltd.	97,650
5,384	Exxaro Resources Ltd.	60,696
118,889	FirstRand Ltd.	394,031
21,882	Gold Fields Ltd.	180,352
79,517	Growthpoint Properties Ltd., REIT	71,794
14,005	Harmony Gold Mining Co., Ltd.*	52,618
19,167	Impala Platinum Holdings Ltd.	310,632
1,756	Kumba Iron Ore Ltd.	75,187
1,344,769	Life Healthcare Group Holdings Ltd.*	1,596,137
5,962	Mr Price Group Ltd.	68,663
41,728	MTN Group	200,360
11,623	MultiChoice Group	97,918
28,385	Naspers Ltd., Class N Shares	6,599,408
309,076	Nedbank Group Ltd.	2,659,912
8,443	Northam Platinum Ltd.*	123,721
109,246	Old Mutual Ltd.	96,799
18,253	Rand Merchant Investment Holdings Ltd.	36,679
15,494	Remgro Ltd.	106,030
439,605	Sanlam Ltd.	1,764,348
13,629	Sasol Ltd.*	170,879
190,440	Shoprite Holdings Ltd.	1,670,073
67,877	Sibanye Stillwater Ltd.	313,063
3,447	SPAR Group Ltd.	43,376
232,840	Standard Bank Group Ltd.	2,040,054
4,420	Tiger Brands Ltd.	58,921
1,486,173	Transaction Capital Ltd.*	2,608,173
180,693	Vodacom Group Ltd.	1,485,057
20,440	Woolworths Holdings Ltd.	62,141

	Total South Africa	26,193,862

South Korea — 11.2%
314	Alteogen Inc.*	36,109
802	Amorepacific Corp.	166,753

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 11.2% — (continued)
638	AMOREPACIFIC Group	$36,603
233	BGF retail Co., Ltd.	32,806
1,593	Celltrion Healthcare Co., Ltd.*	177,204
2,350	Celltrion Inc.*	619,294
413	Celltrion Pharm Inc.*	56,231
2,195	Cheil Worldwide Inc.	37,814
218	CJ CheilJedang Corp.	78,523
488	CJ Corp.	40,084
153	CJ ENM Co., Ltd.	18,762
248	CJ Logistics Corp.*	36,056
41,871	Coway Co., Ltd.	2,400,924
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	25,477
1,408	DB Insurance Co., Ltd.	51,709
1,233	Doosan Bobcat Inc.*	35,289
5,019	Doosan Heavy Industries & Construction Co., Ltd.*	47,034
12,165	Douzone Bizon Co., Ltd.	1,184,522
446	E-MART Inc.	66,777
1,475	Fila Holdings Corp.	52,317
1,746	GS Engineering & Construction Corp.	56,215
1,234	GS Holdings Corp.	42,880
684	GS Retail Co., Ltd.	21,955
7,428	Hana Financial Group Inc.	244,010
1,886	Hankook Tire & Technology Co., Ltd.	79,627
191	Hanmi Pharm Co., Ltd.*	58,064
3,831	Hanon Systems	52,379
823	Hanwha Corp.	21,340
3,043	Hanwha Solutions Corp.*	121,455
913	HLB Inc.*	55,609
672	Hotel Shilla Co., Ltd.	49,084
1,803	Hyundai Engineering & Construction Co., Ltd.	63,575
434	Hyundai Glovis Co., Ltd.	74,030
220	Hyundai Heavy Industries Holdings Co., Ltd.	52,764
1,535	Hyundai Marine & Fire Insurance Co., Ltd.	29,803
14,128	Hyundai Mobis Co., Ltd.	3,779,305
3,768	Hyundai Motor Co.	790,522
2,277	Hyundai Steel Co.	80,357
7,803	Industrial Bank of Korea	57,568
1,364	Kakao Corp.	589,753
2,405	Kangwon Land Inc.*	52,066
92,830	KB Financial Group Inc.	3,564,978
6,436	Kia Motors Corp.	453,095
751	KMW Co., Ltd.*	41,284
1,943	Korea Aerospace Industries Ltd.*	57,005
6,075	Korea Electric Power Corp.	122,285
714	Korea Gas Corp.*	20,164
955	Korea Investment Holdings Co., Ltd.*	73,923
890	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	88,327
194	Korea Zinc Co., Ltd.	69,382
1,980	Korean Air Lines Co., Ltd.*	49,401
38,800	KT&G Corp.	2,692,971
408	Kumho Petrochemical Co., Ltd.*	76,279
3,901	LG Chem Ltd.	2,871,410
2,354	LG Corp.	195,550
5,648	LG Display Co., Ltd.	112,838
2,604	LG Electronics Inc.	337,291
237	LG Household & Health Care Ltd.	318,015

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 11.2% — (continued)
336	LG Innotek Co., Ltd.	$59,105
4,603	LG Uplus Corp.	48,101
422	Lotte Chemical Corp.	118,578
904	Lotte Corp.	26,884
312	Lotte Shopping Co., Ltd.	33,031
8,685	Meritz Securities Co., Ltd.	28,892
8,373	Mirae Asset Daewoo Co., Ltd.	69,132
11,095	NAVER Corp.	3,686,710
2,163	NCSoft Corp.	1,792,290
529	Netmarble Corp.(a)	57,885
3,693	NH Investment & Securities Co., Ltd.*	35,505
640	Orion Corp.	72,878
19	Ottogi Corp.	9,438
6,901	Pan Ocean Co., Ltd.	34,984
177	Pearl Abyss Corp.*	45,408
1,772	POSCO	441,988
598	POSCO Chemical Co., Ltd.	83,501
519	S-1 Corp.	38,207
409	Samsung Biologics Co., Ltd.*(a)	271,879
2,171	Samsung C&T Corp.	233,772
865	Samsung Card Co., Ltd.	25,259
1,410	Samsung Electro-Mechanics Co., Ltd.	236,179
241,490	Samsung Electronics Co., Ltd.	17,647,405
4,498	Samsung Engineering Co., Ltd.*	51,295
790	Samsung Fire & Marine Insurance Co., Ltd.	121,148
9,859	Samsung Heavy Industries Co., Ltd.*	57,343
1,745	Samsung Life Insurance Co., Ltd.	115,813
9,536	Samsung SDI Co., Ltd.	5,694,877
870	Samsung SDS Co., Ltd.	149,913
2,009	Samsung Securities Co., Ltd.	65,105
397	Seegene Inc.	43,824
766	Shin Poong Pharmaceutical Co., Ltd.	56,791
112,879	Shinhan Financial Group Co., Ltd.	3,295,337
131	Shinsegae Inc.	31,286
400	SK Biopharmaceuticals Co., Ltd.*	41,854
200	SK Chemicals Co., Ltd.	66,662
872	SK Holdings Co., Ltd.	202,376
87,000	SK Hynix Inc.	10,902,389
1,353	SK Innovation Co., Ltd.*	312,421
945	SK Telecom Co., Ltd.	207,000
1,034	S-Oil Corp.*	77,908
13,616	Woori Financial Group Inc.	115,858
1,354	Yuhan Corp.	74,502

	Total South Korea	69,497,560

Spain — 0.1%
30,271	CIE Automotive SA	830,949

Taiwan — 9.6%
12,000	Accton Technology Corp.	112,989
72,000	Acer Inc.	69,411
10,777	Advantech Co., Ltd.	140,471
3,000	Airtac International Group	104,665
85,498	ASE Technology Holding Co., Ltd.	318,985
60,000	Asia Cement Corp.	91,794
1,000	ASMedia Technology Inc.	60,915
17,000	Asustek Computer Inc.	185,297

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 9.6% — (continued)
204,000	AU Optronics Corp.*	$138,871
207,000	Catcher Technology Co., Ltd.	1,424,929
175,738	Cathay Financial Holding Co., Ltd.	264,807
31,088	Chailease Holding Co., Ltd.	192,077
137,154	Chang Hwa Commercial Bank Ltd.	83,879
54,000	Cheng Shin Rubber Industry Co., Ltd.	83,695
17,130	Chicony Electronics Co., Ltd.	57,829
324,000	China Development Financial Holding Corp.	108,205
36,193	China Life Insurance Co., Ltd.	29,467
288,000	China Steel Corp.	255,671
305,900	Chroma ATE Inc.	2,254,626
91,000	Chunghwa Telecom Co., Ltd.	357,508
104,000	Compal Electronics Inc.	82,930
412,880	CTBC Financial Holding Co., Ltd.	296,597
49,000	Delta Electronics Inc.	494,657
280,246	E.Sun Financial Holding Co., Ltd.	254,201
5,100	Eclat Textile Co., Ltd.	78,691
64,478	Evergreen Marine Corp. Taiwan Ltd.*	88,313
85,000	Far Eastern New Century Corp.	88,466
44,000	Far EasTone Telecommunications Co., Ltd.	97,549
10,920	Feng TAY Enterprise Co., Ltd.	73,121
249,198	First Financial Holding Co., Ltd.	186,515
93,000	Formosa Chemicals & Fibre Corp.	287,350
28,000	Formosa Petrochemical Corp.	101,051
95,000	Formosa Plastics Corp.	332,778
11,230	Foxconn Technology Co., Ltd.	28,269
166,000	Fubon Financial Holding Co., Ltd.	297,834
8,000	Giant Manufacturing Co., Ltd.	80,802
87,000	Globalwafers Co., Ltd.	2,319,921
20,900	Highwealth Construction Corp.	33,920
6,422	Hiwin Technologies Corp.	92,373
1,219,660	Hon Hai Precision Industry Co., Ltd.	4,916,414
8,000	Hotai Motor Co., Ltd.	169,564
216,562	Hua Nan Financial Holdings Co., Ltd.	141,102
206,000	Innolux Corp.*	126,052
49,000	Inventec Corp.	43,621
2,541	Largan Precision Co., Ltd.	300,172
48,264	Lite-On Technology Corp., ADR	103,060
57,000	MediaTek Inc.	1,840,633
242,000	Mega Financial Holding Co., Ltd.	253,412
17,000	Micro-Star International Co., Ltd.	91,206
125,000	Nan Ya Plastics Corp.	326,470
6,000	Nan Ya Printed Circuit Board Corp.*	64,368
29,000	Nanya Technology Corp.	100,822
5,000	Nien Made Enterprise Co., Ltd.	70,038
246,000	Novatek Microelectronics Corp.	4,201,978
5,000	Oneness Biotech Co., Ltd.*	46,797
43,000	Pegatron Corp.	115,049
4,000	Phison Electronics Corp.	66,191
44,000	Pou Chen Corp.	47,897
8,000	Powertech Technology Inc.	28,684
144,660	Poya International Co., Ltd.	3,252,516
13,539	President Chain Store Corp.	127,542
279,000	Quanta Computer Inc.	852,197
12,000	Realtek Semiconductor Corp.	198,837
24,180	Ruentex Development Co., Ltd.	36,206

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 9.6% — (continued)
96,206	Shanghai Commercial & Savings Bank Ltd.	$138,175
239,221	Shin Kong Financial Holding Co., Ltd.	71,219
268,846	SinoPac Financial Holdings Co., Ltd.	112,452
35,700	Synnex Technology International Corp.	63,191
225,811	Taishin Financial Holding Co., Ltd.	104,970
192,313	Taiwan Business Bank	65,367
109,980	Taiwan Cement Corp.	165,691
216,792	Taiwan Cooperative Financial Holding Co., Ltd.	155,481
60,000	Taiwan High Speed Rail Corp.	65,124
41,000	Taiwan Mobile Co., Ltd.	142,843
1,077,507	Taiwan Semiconductor Manufacturing Co., Ltd.	23,529,524
32,000	Unimicron Technology Corp.	111,748
121,000	Uni-President Enterprises Corp.	292,580
294,000	United Microelectronics Corp.	575,298
23,000	Vanguard International Semiconductor Corp.	96,073
7,000	Walsin Technology Corp.	64,104
8,000	Win Semiconductors Corp.	109,628
59,000	Winbond Electronics Corp.	65,043
73,361	Wistron Corp.	84,188
133,000	Wiwynn Corp.	3,846,022
48,760	WPG Holdings Ltd.	79,430
9,188	Yageo Corp.	196,366
232,960	Yuanta Financial Holding Co., Ltd.	177,875
14,000	Zhen Ding Technology Holding Ltd.	60,218

	Total Taiwan	59,544,867

Thailand — 1.6%
28,100	Advanced Info Service PCL, NVDR	151,086
103,000	Airports of Thailand PCL, NVDR	209,897
185,700	Asset World Corp. PCL, NVDR	29,490
20,800	B Grimm Power PCL, NVDR	32,204
10,000	Bangkok Bank PCL, Class Registered Shares	39,305
51,800	Bangkok Commercial Asset Mangement PCL, NVDR	36,331
229,400	Bangkok Dusit Medical Services PCL, NVDR	147,798
215,400	Bangkok Expressway & Metro PCL, NVDR	55,502
34,400	Berli Jucker PCL, NVDR	41,078
220,700	BTS Group Holdings PCL, NVDR	67,039
9,500	Bumrungrad Hospital PCL, NVDR	38,486
52,000	Central Pattana PCL, NVDR	87,628
33,616	Central Retail Corp. PCL, NVDR*	36,045
86,300	Charoen Pokphand Foods PCL, NVDR	80,208
141,500	CP ALL PCL, NVDR(d)	272,407
8,100	Delta Electronics Thailand PCL, NVDR*	106,363
9,700	Electricity Generating PCL, NVDR	52,903
37,100	Energy Absolute PCL, NVDR	74,297
17,400	Global Power Synergy PCL, NVDR	41,412
64,600	Gulf Energy Development PCL, NVDR	69,370
137,900	Home Product Center PCL, NVDR	59,215
47,600	Indorama Ventures PCL, NVDR	60,999
50,700	Intouch Holdings PCL, NVDR	92,188
544,500	Kasikornbank PCL	2,456,108
9,700	Kasikornbank PCL, NVDR	43,843
110,000	Krung Thai Bank PCL, NVDR	42,400
22,200	Krungthai Card PCL, NVDR	45,744
226,700	Land and Houses PCL, NVDR	57,610
87,700	Minor International PCL, NVDR*	85,769

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Thailand — 1.6% — (continued)
19,800	Muangthai Capital PCL, NVDR	$41,721
22,800	Osotspa PCL, NVDR	25,723
35,100	PTT Exploration & Production PCL, NVDR	130,787
54,100	PTT Global Chemical PCL, NVDR	108,423
60,000	PTT Oil & Retail Business PCL, NVDR*	58,185
291,300	PTT PCL, NVDR	378,531
21,400	Ratch Group PCL, NVDR	35,467
247,100	Siam Cement PCL, Class Registered Shares	2,972,998
19,100	Siam Cement PCL, NVDR	227,633
20,000	Siam Commercial Bank PCL, NVDR	66,367
21,600	Sri Trang Gloves Thailand PCL	27,414
165,000	Srisawad Corp. PCL	341,716
163,174	Srisawad Corp. PCL, NVDR	332,740
1,223,000	Thai Beverage PCL	671,271
24,300	Thai Oil PCL, NVDR	46,401
92,400	Thai Union Group PCL, NVDR	41,934
20,200	Total Access Communication PCL, NVDR	20,804
336,600	True Corp. PCL, NVDR	34,042

	Total Thailand	10,174,882

Turkey — 1.0%
92,671	Akbank TAS*	75,305
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	40,676
221,491	AvivaSA Emeklilik ve Hayat AS	526,291
11,261	BIM Birlesik Magazalar AS	100,068
41,908	Eregli Demir ve Celik Fabrikalari TAS	82,038
1,793	Ford Otomotiv Sanayi AS	42,315
27,526	Haci Ömer Sabanci Holding AS	38,724
10,393	KOC Holding AS	30,103
800,066	MLP Saglik Hizmetleri AS, (Restricted, cost — $2,105,107, acquired 5/3/18), Class B Shares*(a)(b)	2,552,794
822,254	Sok Marketler Ticaret AS*	1,247,321
258,100	Tofas Turk Otomobil Fabrikasi AS	1,201,577
14,117	Turk Hava Yollari AO*	25,573
25,061	Turkcell Iletisim Hizmetleri AS	53,319
49,356	Türkiye Garanti Bankasi AS*	59,007
18,380	Turkiye Is Bankasi AS, Class C Shares*	14,116
3,542	Turkiye Petrol Rafinerileri AS*	48,059
36,548	Türkiye Sise ve Cam Fabrikalari AS	34,969
88,209	Yapi ve Kredi Bankasi AS*	31,332

	Total Turkey	6,203,587

United Arab Emirates — 0.2%
80,337	Abu Dhabi Commercial Bank PJSC	136,972
20,043	Abu Dhabi Islamic Bank PJSC	27,040
87,516	Aldar Properties PJSC	86,047
52,710	Dubai Islamic Bank PJSC	67,739
67,240	Emaar Malls PJSC*	30,621
95,193	Emaar Properties PJSC*	89,391
61,913	Emirates NBD Bank PJSC	187,654
43,943	Emirates Telecommunications Group Co. PJSC	237,631
68,569	First Abu Dhabi Bank PJSC	273,708

	Total United Arab Emirates	1,136,803

United Kingdom — 1.6%
66,623	Anglo American PLC	2,562,841
990,959	Helios Towers PLC*	2,229,124
63,473	Mondi PLC	1,524,094

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

United Kingdom — 1.6% — (continued)
66,477	Unilever PLC	$3,447,117

	Total United Kingdom	9,763,176

United States — 0.2%
89,600	Laureate Education Inc., Class A Shares*	1,232,000

	TOTAL COMMON STOCKS (Cost — $401,426,292)	594,954,092

PREFERRED STOCKS — 1.4%

Brazil — 0.3%
4,378	Alpargatas SA, Class Preferred Shares*	27,277
111,885	Banco Bradesco SA, Class Preferred Shares	459,011
5,534	Bradespar SA, Class Preferred Shares	62,049
3,015	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	17,623
20,936	Cia Energetica de Minas Gerais, Class Preferred Shares	44,663
2,480	Cia Paranaense de Energia, Class Preferred B Shares	25,913
25,282	Gerdau SA, Class Preferred Shares	116,663
111,385	Itau Unibanco Holding SA, Class Preferred Shares	507,623
105,947	Itausa SA, Class Preferred Shares	188,034
23,624	Lojas Americanas SA, Class Preferred Shares	104,967
222	Lojas Americanas SA, Class Preferred Shares*(e)(f)	986
113,375	Petroleo Brasileiro SA, Class Preferred Shares	449,755
10,499	Telefonica Brasil SA, Class Preferred Shares	82,400

	Total Brazil	2,086,964

Chile — 0.0%
10,869	Embotelladora Andina SA, Class Preferred B Shares	29,387
2,971	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	159,245

	Total Chile	188,632

Colombia — 0.0%
13,625	Bancolombia SA, Class Preferred Shares	115,814

Russia — 0.0%
158,119	Surgutneftegas PJSC, Class Preferred Shares	83,389

South Korea — 1.1%
715	Hyundai Motor Co., Class Preferred 2nd Shares	64,588
565	Hyundai Motor Co., Class Preferred Shares	52,042
157	LG Chem Ltd., Class Preferred Shares	54,170
55	LG Household & Health Care Ltd., Class Preferred Shares	34,386
98,955	Samsung Electronics Co., Ltd., Class Preferred Shares	6,395,681

	Total South Korea	6,600,867

	TOTAL PREFERRED STOCKS (Cost — $8,318,662)	9,075,666

RIGHTS — 0.0%

China — 0.0%
1,176	Legend Holdings Corp.*(e)(f)	1,755

South Korea — 0.0%
1,568	Korean Air Lines Co., Ltd.*(f)	12,586

	TOTAL RIGHTS (Cost — $7,875)	14,341

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $409,752,829)	604,044,099

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Face Amount†		Security	Value

SHORT-TERM INVESTMENTS (g) — 3.2%

MONEY MARKET FUND — 0.2%
$1,367,398		Invesco STIT — Government & Agency Portfolio, Institutional Class(h) (Cost — $1,367,398)	$1,367,398

TIME DEPOSITS — 3.0%
17,816,229		Barclays Bank PLC — London, 0.000% due 3/1/21	17,816,229
		BBH — Grand Cayman:
1,214	EUR	(0.710)% due 3/1/21	1,465
10	GBP	0.000% due 3/1/21	14
1,584	HKD	0.000% due 3/1/21	204
24,036		0.000% due 3/1/21	24,036
17,500	SGD	0.050% due 3/1/21	13,121
359,758	ZAR	2.800% due 3/1/21	23,768
504,406		Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	504,406

		TOTAL TIME DEPOSITS (Cost — $18,383,243)	18,383,243

		TOTAL SHORT-TERM INVESTMENTS (Cost — $19,750,641)	19,750,641

		TOTAL INVESTMENTS — 100.2% (Cost — $429,503,470)	623,794,740

		Liabilities in Excess of Other Assets — (0.2)%	(1,502,468)

		TOTAL NET ASSETS — 100.0%	$622,292,272

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $37,111,926 and represents 6.0% of net assets.

(b)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2021, amounts to $36,446,141 and represents 5.9% of net assets.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.0%.
(h)	Represents investments of collateral received from securities lending transactions.

At February 28, 2021, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$429,503,470	$229,658,701	$(35,324,088)	$194,334,613

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Financials
Banks	16.3%
Insurance	3.3
Consumer Finance	1.4
Other	0.8
Information Technology	18.6
Consumer Discretionary	17.5
Communication Services	11.5
Materials	6.2
Energy	4.9
Industrials	4.8
Consumer Staples	4.6
Health Care	4.1
Real Estate	1.9
Utilities	1.1
Short-Term Investments	3.0

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 28, 2021, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index March Futures	21	3/21	$1,361,662	$1,405,005	$43,343

At February 28, 2021, Emerging Markets Equity Fund had deposited cash of $104,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 31.6%

Aerospace/Defense — 1.0%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
$205,000	BBB	3.800% due 10/7/24(a)	$226,743
701,000	BBB	3.850% due 12/15/25(a)	780,900
		Boeing Co. (The), Senior Unsecured Notes:
936,000	BBB-	4.875% due 5/1/25	1,044,540
110,000	BBB-	2.196% due 2/4/26	110,122
50,000	BBB-	3.100% due 5/1/26	52,563
70,000	BBB-	2.700% due 2/1/27	71,985
60,000	BBB-	2.800% due 3/1/27	61,760
260,000	BBB-	3.200% due 3/1/29	266,153
250,000	BBB-	5.150% due 5/1/30	290,075
440,000	BBB-	3.250% due 2/1/35	430,081
40,000	BBB-	3.550% due 3/1/38	39,250
210,000	BBB-	5.705% due 5/1/40	261,522
140,000	BBB-	3.750% due 2/1/50	135,444
490,000	BBB-	5.805% due 5/1/50	626,235
20,000	BBB-	3.825% due 3/1/59	18,962
10,000	BBB-	5.930% due 5/1/60	12,995
		General Dynamics Corp., Company Guaranteed Notes:
121,000	A	3.500% due 4/1/27	135,446
579,000	A	3.750% due 5/15/28	656,540
10,000	A	4.250% due 4/1/40	12,145
70,000	A	4.250% due 4/1/50	86,279
141,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	153,475
		L3Harris Technologies Inc., Senior Unsecured Notes:
595,000	BBB	3.850% due 12/15/26	673,775
600,000	BBB	4.400% due 6/15/28	697,280
60,000	BBB	5.054% due 4/27/45	77,471
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	31,384
170,000	A-	3.550% due 1/15/26	189,014
40,000	A-	4.500% due 5/15/36	49,782
97,000	A-	4.070% due 12/15/42	114,744
45,000	A-	3.800% due 3/1/45	51,076
109,000	A-	2.800% due 6/15/50	104,452
		Northrop Grumman Corp., Senior Unsecured Notes:
664,000	BBB	2.930% due 1/15/25	708,394
340,000	BBB	3.250% due 1/15/28	369,331
200,000	BBB	4.030% due 10/15/47	225,805
110,000	BBB	5.250% due 5/1/50	148,583
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	53,040
24,000	A-	7.000% due 11/1/28	31,470
55,000	A-	4.200% due 12/15/44	61,746
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	75,311
120,000	A-	3.950% due 8/16/25	134,381
90,000	A-	4.125% due 11/16/28	103,373
296,000	A-	2.250% due 7/1/30	298,344
60,000	A-	4.500% due 6/1/42	73,398
132,000	A-	4.050% due 5/4/47	150,871
121,000	A-	3.125% due 7/1/50	119,814

		Total Aerospace/Defense	10,016,054

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Agriculture — 0.6%
		Altria Group Inc., Company Guaranteed Notes:
$130,000	BBB	4.750% due 5/5/21	$130,992
40,000	BBB	2.350% due 5/6/25	41,747
130,000	BBB	4.400% due 2/14/26	147,816
45,000	BBB	4.800% due 2/14/29	52,568
331,000	BBB	2.450% due 2/4/32	319,586
432,000	BBB	5.800% due 2/14/39	533,762
80,000	BBB	3.875% due 9/16/46	77,308
260,000	BBB	5.950% due 2/14/49	329,228
82,000	BBB	6.200% due 2/14/59	103,427
		BAT Capital Corp., Company Guaranteed Notes:
56,000	BBB+	3.215% due 9/6/26	60,214
787,000	BBB+	3.557% due 8/15/27	852,358
384,000	BBB+	2.726% due 3/25/31	377,757
1,145,000	BBB+	4.540% due 8/15/47	1,163,909
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(a)	153,606
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	193,645
110,000	A	2.500% due 11/2/22	113,763
100,000	A	1.125% due 5/1/23	101,637
100,000	A	2.100% due 5/1/30	99,168
60,000	A	4.500% due 3/20/42	70,557
765,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	903,939

		Total Agriculture	5,826,987

Airlines — 0.4%
48,832	A3(b)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(a)	47,699
23,200	BB	Air Canada Class B Pass-Through Trust, Pass-Thru Certificates, 5.000% due 12/15/23(a)	23,239
40,130	A	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	40,617
314,248	A	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	315,913
45,332	A	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	45,327
95,335	A+	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/	94,354
38,640	Baa1(b)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	39,072
115,958	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	108,731
78,937	B	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	70,802
64,000	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	59,192
735	B+	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	670
50,146	Ba2(b)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	44,959
		Delta Air Lines Inc.:
970,000	BB+	Senior Secured Notes, 7.000% due 5/1/25(a)	1,127,477
		Senior Unsecured Notes:
220,000	B+	3.400% due 4/19/21	220,486
120,000	B+	3.625% due 3/15/22	121,870
50,000	B+	3.800% due 4/19/23	51,264
200,000	B+	2.900% due 10/28/24	199,559
210,000	B+	7.375% due 1/15/26	245,040

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.4% — (continued)
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
$230,000	Baa1(b)	4.500% due 10/20/25(a)	$245,288
120,000	Baa1(b)	4.750% due 10/20/28(a)	132,788
170,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	185,938
219,711	BB	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	219,874
160,000	Ba3(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	180,432
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
32,861	A+	3.450% due 12/1/27	33,463
4,077	A1(b)	3.100% due 7/7/28	4,201
44,595	A1(b)	2.875% due 10/7/28	44,909
18,165	A1(b)	3.500% due 3/1/30	18,538
54,768	A1(b)	4.150% due 8/25/31	57,217
83,745	A1(b)	2.700% due 5/1/32	83,118
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
32,528	BB	4.750% due 4/11/22	33,091
47,641	BB	4.625% due 9/3/22	48,259
4,458	Baa2(b)	3.650% due 10/7/25	4,376
14,118	Baa2(b)	3.650% due 1/7/26	13,909
91,775	Baa2(b)	3.500% due 5/1/28	88,199
76,603	BB+	US Airways Class G Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.076% due 3/20/21	76,533

		Total Airlines	4,326,404

Apparel — 0.1%
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	42,359
264,000	AA-	2.750% due 3/27/27	284,765
140,000	AA-	2.850% due 3/27/30	150,841
100,000	AA-	3.250% due 3/27/40	108,016
327,000	AA-	3.375% due 3/27/50	354,021

		Total Apparel	940,002

Auto Manufacturers — 1.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
160,000	BBB+	2.125% due 3/10/25(a)	165,510
150,000	BBB+	3.500% due 8/3/25(a)	165,040
		Ford Motor Co., Senior Unsecured Notes:
40,000	BB+	8.500% due 4/21/23	44,800
30,000	BB+	4.750% due 1/15/43	30,383
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
50,000	BB+	3.336% due 3/18/21	50,061
1,515,000	BB+	1.048% (3-Month USD-LIBOR + 0.810%) due 4/5/21(c)	1,513,870
440,000	BB+	1.104% (3-Month USD-LIBOR + 0.880%) due 10/12/21(c)	438,435
470,000	BB+	3.339% due 3/28/22	476,322
1,250,000	BB+	1.276% (3-Month USD-LIBOR + 1.080%) due 8/3/22(c)	1,240,799
		General Motors Co., Senior Unsecured Notes:
300,000	BBB	4.875% due 10/2/23	330,473
70,000	BBB	5.400% due 10/2/23	78,041
110,000	BBB	6.125% due 10/1/25	130,798
250,000	BBB	6.250% due 10/2/43	333,297
455,000	BBB	5.200% due 4/1/45	538,133

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Auto Manufacturers — 1.2% — (continued)
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
$25,000	BBB	3.550% due 4/9/21	$25,074
760,000	BBB	3.200% due 7/6/21	765,532
1,183,000	BBB	4.375% due 9/25/21	1,210,291
95,000	BBB	3.450% due 4/10/22	97,594
80,000	BBB	3.500% due 11/7/24	86,566
236,000	BBB	4.000% due 1/15/25	257,489
45,000	BBB	4.000% due 10/6/26	49,914
100,000	BBB	4.350% due 1/17/27	112,441
		Senior Unsecured Notes:
742,000	BBB	4.200% due 11/6/21	761,129
552,000	BBB	5.200% due 3/20/23	601,901
121,000	BBB	2.750% due 6/20/25	127,193
94,000	BBB	1.250% due 1/8/26	92,656
		Hyundai Capital America, Senior Unsecured Notes:
10,000	BBB+	3.750% due 7/8/21(a)	10,109
250,000	BBB+	3.950% due 2/1/22(a)	257,562
412,000	BBB+	2.375% due 2/10/23(a)	425,018
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(a)	206,501
200,000	BBB+	3.750% due 3/5/23(a)	211,899
20,000	BBB-	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 3.650% due 9/21/21(a) .	20,333
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BBB-	3.043% due 9/15/23(a)	262,934
400,000	BBB-	3.522% due 9/17/25(a)	425,504
300,000	BBB-	4.345% due 9/17/27(a)	331,174
		Toyota Motor Credit Corp., Senior Unsecured Notes:
3,000	A+	3.450% due 9/20/23	3,221
152,000	A+	3.000% due 4/1/25	163,767

		Total Auto Manufacturers	12,041,764

Auto Parts & Equipment — 0.0%
239,000	A-	Magna International Inc., Senior Unsecured Notes, 2.450% due 6/15/30	244,722

Banks — 8.2%
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	214,019
400,000	A	2.706% due 6/27/24	424,431
600,000	A-	2.746% due 5/28/25	634,977
		Bank of America Corp.:
		Senior Unsecured Notes:
360,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(c)	375,921
490,000	A-	4.125% due 1/22/24	540,310
902,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	956,594
280,000	A-	4.000% due 4/1/24	307,888
34,000	A-	3.875% due 8/1/25	37,965
146,000	A-	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(c)	158,542
210,000	A-	3.500% due 4/19/26	233,215
780,000	A-	1.319% (SOFR + 1.150%) due 6/19/26(c)	783,954
180,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(c) .	179,202
100,000	A-	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(c)	110,387
643,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	721,627
332,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(c)	371,013
114,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	126,959
775,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	852,206

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.2% — (continued)
$410,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	$463,696
254,000	A-	4.271% (3-Month USD-LIBOR + 1.310%) due 7/23/29(c)	293,561
500,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(c)	567,275
799,000	A-	3.194% (3-Month USD-LIBOR + 1.180%) due 7/23/30(c)	861,007
287,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(c)	302,119
23,000	A-	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(c)	23,451
190,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(c)	194,258
76,000	A-	4.078% (3-Month USD-LIBOR + 1.320%) due 4/23/40(c)	87,684
118,000	A-	2.676% (SOFR + 1.930%) due 6/19/41(c)	112,836
240,000	A-	5.000% due 1/21/44	311,190
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(c)	837,931
395,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(c)	452,797
		Subordinated Notes:
732,000	BBB+	4.200% due 8/26/24	811,698
1,040,000	BBB+	4.000% due 1/22/25	1,150,068
217,000	BBB+	3.950% due 4/21/25	239,847
30,000	BBB+	7.250% due 10/15/25	37,382
214,000	BBB+	4.450% due 3/3/26	244,533
20,000	BBB+	4.250% due 10/22/26	22,866
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	308,931
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	55,971
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	92,497
115,000	A	3.250% due 5/16/27	127,308
24,000	A	3.400% due 1/29/28	26,762
23,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(c)	25,758
170,000	A-	Bank of Nova Scotia (The), Senior Unsecured Notes, 1.300% due 6/11/25	171,407
200,000	A	Barclays Bank PLC, Senior Unsecured Notes, 1.700% due 5/12/22	203,221
		Barclays PLC, Senior Unsecured Notes:
333,000	BBB	3.684% due 1/10/23	341,948
204,000	BBB	4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(c)	211,833
619,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(c)	666,605
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	727,963
		BNP Paribas SA:
		Senior Unsecured Notes:
557,000	A-	3.375% due 1/9/25(a)	602,499
470,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	520,995
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	227,627
750,000	A-	4.400% due 8/14/28(a)	872,042
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	221,935
434,000	A+	BPCE SA, Senior Unsecured Notes, 2.700% due 10/1/29(a)	451,793
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB+	4.750% due 2/16/24	98,128
40,000	BB+	5.250% due 3/7/25	45,575
		Citigroup Inc.:
300,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	326,250
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(c)	184,402
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(c)	128,833
390,000	BBB+	1.122% (SOFR + 0.765%) due 1/28/27(c)	383,732
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(c)	112,913
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(c)	243,296
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(c)	71,544
314,000	BBB+	8.125% due 7/15/39	528,577

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.2% — (continued)
$196,000	BBB+	4.650% due 7/30/45	$243,539
70,000	BBB+	4.650% due 7/23/48	88,356
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	998,036
250,000	BBB	5.500% due 9/13/25	295,279
890,000	BBB	4.300% due 11/20/26	1,012,825
30,000	BBB	6.625% due 6/15/32	40,762
100,000	BBB	6.675% due 9/13/43	152,521
286,000	BBB	5.300% due 5/6/44	374,297
30,000	BBB	4.750% due 5/18/46	36,853
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	67,264
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	342,924
990,000	BBB+	4.375% due 8/4/25	1,116,609
270,000	A+	Senior Unsecured Notes, 3.125% due 4/26/21	271,206
250,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	256,156
		Credit Suisse AG, Senior Unsecured Notes:
323,000	A+	3.625% due 9/9/24	354,722
250,000	A+	2.950% due 4/9/25	269,823
		Credit Suisse Group AG, Senior Unsecured Notes:
272,000	BBB+	3.750% due 3/26/25	297,742
320,000	BBB+	4.550% due 4/17/26	368,116
370,000	BBB+	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	382,084
250,000	BBB+	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	283,662
		Danske Bank AS, Senior Unsecured Notes:
680,000	BBB+	5.000% due 1/12/22(a)	705,861
430,000	BBB+	3.001% (3-Month USD-LIBOR + 1.249%) due 9/20/22(a)(c)	435,426
327,000	BBB+	5.000% (1-Year CMT Index + 1.730%) due 1/12/23(a)(c)	338,597
272,000	BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(c)	273,616
1,000,000	BBB+	5.375% due 1/12/24(a)	1,123,667
944,000	A	1.226% due 6/22/24(a)	956,783
		Deutsche Bank AG, Senior Unsecured Notes:
38,000	BBB-	4.100% due 1/13/26	41,620
155,000	BBB-	2.129% (SOFR + 1.870%) due 11/24/26(c) .	156,413
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(c)(d)	20,265
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
40,000	BBB+	0.992% (3-Month USD-LIBOR + 0.780%) due 10/31/22(c)	40,183
738,000	BBB+	2.876% (3-Month USD-LIBOR + 0.821%) due 10/31/22(c)	749,913
130,000	BBB+	3.200% due 2/23/23	136,696
245,000	BBB+	2.908% (3-Month USD-LIBOR + 1.053%) due 6/5/23(c)	252,490
1,680,000	BBB+	3.500% due 4/1/25	1,835,439
268,000	BBB+	3.750% due 2/25/26	298,408
150,000	BBB+	1.364% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	153,701
635,000	BBB+	3.500% due 11/16/26	697,016
28,000	BBB+	3.850% due 1/26/27	31,197
185,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(c)	207,249
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	695,431
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	1,527,567
210,000	BBB+	6.250% due 2/1/41	306,258
200,000	BBB+	4.750% due 10/21/45	256,191
		Subordinated Notes:
600,000	BBB-	4.250% due 10/21/25	675,677
460,000	BBB-	6.750% due 10/1/37	666,797

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.2% — (continued)
$290,000	BBB-	5.150% due 5/22/45	$379,211
		HSBC Holdings PLC:
		Senior Unsecured Notes:
200,000	A-	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(c)	205,914
785,000	A-	2.013% (SOFR + 1.732%) due 9/22/28(c)	789,262
488,000	A-	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(c)	560,443
620,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(c)	689,992
190,000	BBB	Subordinated Notes, 6.500% due 9/15/37	264,542
100,000	A-	HSBC USA Inc., Senior Unsecured Notes, 3.500% due 6/23/24	109,061
200,000	A-	ING Groep NV, Senior Unsecured Notes, 1.400% (1-Year CMT Index + 1.100%) due 7/1/26(a)(c)	200,838
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(a)	206,179
200,000	BBB	3.375% due 1/12/23(a)	209,187
200,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	217,942
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
55,000	A-	1.448% (3-Month USD-LIBOR + 1.230%) due 10/24/23(c)	55,991
460,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(c)	470,792
45,000	A-	3.797% (3-Month USD-LIBOR + 0.890%) due 7/23/24(c)	48,500
760,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	831,674
1,415,000	A-	2.005% (SOFR + 1.585%) due 3/13/26(c)	1,464,594
512,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(c)	530,633
187,000	A-	2.950% due 10/1/26	202,953
52,000	A-	1.045% (SOFR + 0.800%) due 11/19/26(c)	51,360
299,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(c)	335,862
270,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(c)	299,700
448,000	A-	2.182% (SOFR + 1.890%) due 6/1/28(c)	461,314
387,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(c)	426,259
481,000	A-	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(c)	547,002
480,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	553,647
652,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	764,066
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(c)	153,459
143,000	A-	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(c)	172,736
241,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(c)	276,963
84,000	A-	3.897% (3-Month USD-LIBOR + 1.220%) due 1/23/49(c)	95,573
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(c)	50,360
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	297,535
210,000	BBB+	4.250% due 10/1/27	243,230
490,000	BBB+	4.950% due 6/1/45	638,345
		KeyCorp, Senior Unsecured Notes:
45,000	BBB+	4.150% due 10/29/25	51,203
47,000	BBB+	2.250% due 4/6/27	49,103
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
399,000	BBB+	1.326% (1-Year CMT Index + 1.100%) due 6/15/23(c)	403,091
1,060,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(c)	1,100,730
400,000	BBB+	3.900% due 3/12/24	437,918
200,000	BBB+	4.375% due 3/22/28	229,672
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	277,023
		Mizuho Financial Group Inc., Senior Unsecured Notes:
480,000	A-	2.839% (3-Month USD-LIBOR + 0.980%) due 7/16/25(c)	508,514
1,006,000	A-	2.226% (3-Month USD-LIBOR + 0.830%) due 5/25/26(c)	1,043,208

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.2% — (continued)
$269,000	A-	2.201% (3-Month USD-LIBOR + 1.510%) due 7/10/31(c)	$266,798
320,000	A-	1.979% (3-Month USD-LIBOR + 1.270%) due 9/8/31(c)	311,185
		Natwest Group PLC:
		Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	217,226
200,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	219,188
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	473,156
		Subordinated Notes:
80,000	BB+	6.000% due 12/19/23	90,793
110,000	BB+	5.125% due 5/28/24	123,025
300,000	A-	Nordea Bank Abp, Subordinated Notes, 4.875% due 5/13/21(a)	302,649
95,000	A+	Northern Trust Corp., Senior Unsecured Notes, 1.950% due 5/1/30	95,071
		Royal Bank of Canada, Senior Unsecured Notes:
260,000	A	1.600% due 4/17/23	266,635
160,000	A	1.150% due 6/10/25	160,679
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	33,466
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
560,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(c)	588,090
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	199,435
321,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(c)	321,030
175,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(a)	192,554
147,000	A	State Street Corp., Senior Unsecured Notes, 2.400% due 1/24/30	153,754
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
575,000	A-	2.934% due 3/9/21	575,311
200,000	A-	3.040% due 7/16/29	213,920
200,000	A-	2.750% due 1/15/30	209,495
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(a)	203,869
96,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	99,496
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
310,000	A	0.750% due 6/12/23	312,925
150,000	A	1.150% due 6/12/25	150,666
290,000	A+	UBS AG, Senior Unsecured Notes, 1.750% due 4/21/22(a)	294,608
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	1,171,056
		Senior Unsecured Notes:
260,000	A-	2.650% due 2/1/22(a)	265,485
650,000	A-	3.491% due 5/23/23(a)	673,977
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(c)	822,286
		UniCredit SpA:
580,000	BBB-	Senior Unsecured Notes, 6.572% due 1/14/22(a)	607,503
200,000	BB+	Subordinated Notes, 7.296% (5-Year USD 1100 Run ICE Swap Rate + 4.914%) due 4/2/34(a)(c)	237,580
		US Bancorp:
350,000	A+	Senior Unsecured Notes, 1.450% due 5/12/25	357,409
56,000	A-	Subordinated Notes, 3.100% due 4/27/26	61,052
470,000	BB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(d)	471,175
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	54,887
		Senior Unsecured Notes:
579,000	BBB+	3.750% due 1/24/24	628,879
135,000	BBB+	3.000% due 2/19/25	144,753
225,000	BBB+	2.406% (3-Month USD-LIBOR + 0.825%) due 10/30/25(c)	236,928
360,000	BBB+	2.164% (3-Month USD-LIBOR + 0.750%) due 2/11/26(c)	373,737
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	311,880

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 8.2% — (continued)
$260,000	BBB+	3.000% due 10/23/26	$281,845
1,451,000	BBB+	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	1,603,513
690,000	BBB+	4.150% due 1/24/29	793,608
515,000	BBB+	2.879% (3-Month USD-LIBOR + 1.170%) due 10/30/30(c)	543,337
67,000	BBB+	2.572% (3-Month USD-LIBOR + 1.000%) due 2/11/31(c)	68,887
100,000	BBB+	4.478% (3-Month USD-LIBOR + 3.770%) due 4/4/31(c)	117,680
940,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(c)	956,511
1,665,000	BBB+	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(c)	2,198,748
		Subordinated Notes:
330,000	BBB	3.450% due 2/13/23	349,620
169,000	BBB	4.480% due 1/16/24	187,221
230,000	BBB	5.375% due 11/2/43	294,662
110,000	BBB	5.606% due 1/15/44	145,084
280,000	BBB	4.650% due 11/4/44	331,813
450,000	BBB	4.900% due 11/17/45	554,778
40,000	BBB	4.400% due 6/14/46	46,507
160,000	BBB	4.750% due 12/7/46	194,893
517,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.082% (3-Month USD-LIBOR + 0.650%) due 9/9/22(c)	521,767

		Total Banks	80,448,657

Beverages — 0.6%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	376,378
1,034,000	BBB+	4.700% due 2/1/36	1,233,530
1,410,000	BBB+	4.900% due 2/1/46	1,687,206
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
160,000	BBB+	4.000% due 4/13/28	181,246
60,000	BBB+	3.500% due 6/1/30	66,018
160,000	BBB+	4.350% due 6/1/40	185,332
270,000	BBB+	5.550% due 1/23/49	348,638
280,000	BBB+	4.500% due 6/1/50	319,881
2,000	BBB+	4.750% due 4/15/58	2,350
140,000	BBB-	Bacardi Ltd., Company Guaranteed Notes, 5.300% due 5/15/48(a)	178,574
		Coca-Cola Co. (The), Senior Unsecured Notes:
40,000	A+	2.950% due 3/25/25	43,285
110,000	A+	3.375% due 3/25/27	122,816
160,000	A+	1.450% due 6/1/27	160,441
152,000	A+	2.125% due 9/6/29	155,394
60,000	A+	1.375% due 3/15/31	56,901
10,000	A+	2.500% due 6/1/40	9,664
60,000	A+	2.600% due 6/1/50	55,915
145,000	BBB	Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.200% due 5/1/30	156,250
		PepsiCo Inc., Senior Unsecured Notes:
180,000	A+	0.750% due 5/1/23	181,719
20,000	A+	2.625% due 3/19/27	21,522
150,000	A+	1.625% due 5/1/30	146,644
60,000	A+	2.875% due 10/15/49	59,143
20,000	A+	3.625% due 3/19/50	22,386
40,000	A+	3.875% due 3/19/60	47,108
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(a)	371,640

		Total Beverages	6,189,981

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Biotechnology — 0.1%
		Amgen Inc., Senior Unsecured Notes:
$70,000	A-	3.625% due 5/22/24	$76,156
162,000	A-	3.150% due 2/21/40	165,897
61,000	A-	4.400% due 5/1/45	72,242
65,000	A-	4.663% due 6/15/51	81,044
		Biogen Inc., Senior Unsecured Notes:
149,000	A-	2.250% due 5/1/30	148,403
70,000	A-	3.150% due 5/1/50	66,037
65,000	A+	Celgene Corp., Senior Unsecured Notes, 3.900% due 2/20/28	72,052
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	173,245
60,000	BBB+	3.650% due 3/1/26	66,496
141,000	BBB+	4.800% due 4/1/44	173,739
48,000	BBB+	4.500% due 2/1/45	56,664
130,000	BBB+	4.750% due 3/1/46	158,150
36,000	BBB+	4.150% due 3/1/47	40,691

		Total Biotechnology	1,350,816

Building Materials — 0.1%
		Carrier Global Corp., Senior Unsecured Notes:
462,000	BBB	2.242% due 2/15/25	481,273
70,000	BBB	3.377% due 4/5/40	72,080
40,000	BBB	3.577% due 4/5/50	40,761

		Total Building Materials	594,114

Chemicals — 0.2%
80,000	A	Air Products & Chemicals Inc., Senior Unsecured Notes, 2.800% due 5/15/50	77,273
487,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	556,578
200,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	217,986
405,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	511,978
50,000	BBB-	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	54,319
25,000	BBB-	LyondellBasell Industries NV, Senior Unsecured Notes, 4.625% due 2/26/55	28,721
30,000	BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	31,455
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	215,733
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
210,000	BBB-	4.200% due 1/15/22	214,970
30,000	BBB-	4.000% due 12/15/42	33,461
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(a)	200,506

		Total Chemicals	2,142,980

Commercial Services — 0.3%
110,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 3.700% due 4/1/27	124,165
10,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	10,033
		Global Payments Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	40,000
276,000	BBB-	3.200% due 8/15/29	293,608
		IHS Markit Ltd.:
		Company Guaranteed Notes:
584,000	Ba1(b)	5.000% due 11/1/22(a)	620,661
112,000	Ba1(b)	4.750% due 2/15/25(a)	126,185
28,000	Ba1(b)	4.000% due 3/1/26(a)	31,206
450,000	Ba1(b)	Senior Unsecured Notes, 4.750% due 8/1/28	529,054
		PayPal Holdings Inc., Senior Unsecured Notes:
130,000	BBB+	1.350% due 6/1/23	132,666
65,000	BBB+	2.400% due 10/1/24	68,798
190,000	BBB+	1.650% due 6/1/25	194,811

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 0.3% — (continued)
		RELX Capital Inc., Company Guaranteed Notes:
$305,000	BBB+	3.500% due 3/16/23	$322,857
59,000	BBB+	4.000% due 3/18/29	66,855
199,000	BBB+	3.000% due 5/22/30	212,275
20,000	BBB-	United Rentals North America Inc., Secured Notes, 3.875% due 11/15/27	20,875

		Total Commercial Services	2,794,049

Computers — 0.5%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	313,484
290,000	AA+	1.125% due 5/11/25	292,612
280,000	AA+	2.450% due 8/4/26	297,472
550,000	AA+	3.350% due 2/9/27	610,506
360,000	AA+	2.900% due 9/12/27	391,475
25,000	AA+	2.375% due 2/8/41	23,378
90,000	AA+	3.850% due 5/4/43	104,076
180,000	AA+	4.650% due 2/23/46	229,135
100,000	AA+	2.550% due 8/20/60	87,194
70,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 8.350% due 7/15/46(a)	106,306
138,000	BBB-	DXC Technology Co., Senior Unsecured Notes, 4.000% due 4/15/23	147,371
227,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 4.650% due 10/1/24	255,686
		International Business Machines Corp., Senior Unsecured Notes:
680,000	A	3.000% due 5/15/24	730,842
215,000	A	3.300% due 5/15/26	236,991
220,000	A	2.850% due 5/15/40	217,766
		Leidos Inc., Company Guaranteed Notes:
447,000	BBB-	4.375% due 5/15/30(a)	508,346
143,000	BBB-	2.300% due 2/15/31(a)	139,416
71,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	73,795

		Total Computers	4,765,851

Cosmetics/Personal Care — 0.0%
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27	32,588
80,000	AA-	3.000% due 3/25/30	87,425

		Total Cosmetics/Personal Care	120,013

Diversified Financial Services — 0.7%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
290,000	BBB	3.950% due 2/1/22	297,835
280,000	BBB	4.875% due 1/16/24	305,426
190,000	BBB	3.150% due 2/15/24	199,392
		Air Lease Corp., Senior Unsecured Notes:
460,000	BBB	3.500% due 1/15/22	472,150
495,000	BBB	3.250% due 3/1/25	523,176
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	BBB-	5.250% due 5/15/24(a)	81,609
500,000	BBB-	2.875% due 2/15/25(a)	502,457
		Capital One Financial Corp., Senior Unsecured Notes:
112,000	BBB	3.750% due 3/9/27	125,697
88,000	BBB	3.800% due 1/31/28	98,557
120,000	A	Charles Schwab Corp. (The), Senior Unsecured Notes, 3.250% due 5/22/29	132,804
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	114,073
73,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	82,441
1,257,000	BBB+	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 4.418% due 11/15/35	1,426,274

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 0.7% — (continued)
		Intercontinental Exchange Inc., Senior Unsecured Notes:
$23,000	BBB+	2.100% due 6/15/30	$22,804
226,000	BBB+	1.850% due 9/15/32	213,848
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	38,858
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17#(e)(f)(g)	–
		Mastercard Inc., Senior Unsecured Notes:
191,000	A+	3.350% due 3/26/30	213,305
30,000	A+	3.850% due 3/26/50	34,863
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
779,000	BBB-	5.250% due 8/15/22(a)	814,436
60,000	BBB-	5.500% due 2/15/24(a)	65,298
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	275,526
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	152,223
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	460,587
110,000	AA-	2.050% due 4/15/30	111,918
154,000	AA-	4.150% due 12/14/35	188,325
310,000	AA-	4.300% due 12/14/45	385,264

		Total Diversified Financial Services	7,339,146

Electric — 1.2%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	51,380
82,000	A-	3.450% due 1/15/50	83,643
		AEP Transmission Co. LLC, Senior Unsecured Notes:
117,000	A-	3.750% due 12/1/47	130,711
35,000	A-	3.150% due 9/15/49	35,255
41,000	A-	3.650% due 4/1/50	44,742
		Alabama Power Co., Senior Unsecured Notes:
17,000	A	5.200% due 6/1/41	21,964
121,000	A	4.150% due 8/15/44	140,656
100,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	105,034
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
46,000	A	3.500% due 8/15/46	48,807
150,000	A	3.750% due 8/15/47	166,766
		CenterPoint Energy Houston Electric LLC, General Refinance Mortgage:
24,000	A	3.550% due 8/1/42	26,433
15,000	A	3.950% due 3/1/48	17,400
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	66,077
40,000	A-	3.950% due 4/1/50	44,909
		Consumers Energy Co., 1st Mortgage Notes:
25,000	A	3.750% due 2/15/50	28,191
25,000	A	3.100% due 8/15/50	25,458
218,000	A	3.500% due 8/1/51	239,008
7,000	BBB+	Dayton Power & Light Co. (The), 1st Mortgage Notes, 3.950% due 6/15/49	7,569
		DTE Electric Co., General Refinance Mortgage:
30,000	A	4.050% due 5/15/48	36,067
100,000	A	3.950% due 3/1/49	118,080
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	25,454
500,000	A	4.250% due 12/15/41	589,819
30,000	A	3.875% due 3/15/46	33,904
140,000	A	3.950% due 3/15/48	159,365

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.2% — (continued)
		Duke Energy Florida LLC, 1st Mortgage Notes:
$209,000	A	2.500% due 12/1/29	$219,958
20,000	A	1.750% due 6/15/30	19,573
195,000	A	5.900% due 3/1/33	252,274
60,000	A	3.400% due 10/1/46	63,559
24,000	A	4.200% due 7/15/48	28,538
		Duke Energy Ohio Inc., 1st Mortgage Notes:
335,000	A	3.650% due 2/1/29	376,176
60,000	A	3.700% due 6/15/46	65,364
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	144,387
162,000	A	4.100% due 5/15/42	188,867
35,000	A	4.200% due 8/15/45	41,339
22,000	BBB-	Edison International, Senior Unsecured Notes, 3.125% due 11/15/22	22,835
		Entergy Louisiana LLC:
		1st Mortgage Notes:
19,000	A	5.400% due 11/1/24	22,224
110,000	A	1.600% due 12/15/30	106,321
		Collateral Trust:
162,000	A	3.050% due 6/1/31	175,524
31,000	A	4.200% due 9/1/48	36,760
60,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	65,330
775,000	A-	Evergy Missouri West Inc., Senior Unsecured Notes, 8.270% due 11/15/21	814,563
		Exelon Corp., Senior Unsecured Notes:
5,000	BBB	2.450% due 4/15/21	5,003
143,000	BBB	5.625% due 6/15/35	187,087
13,000	BBB	5.100% due 6/15/45	16,357
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB	1.600% due 1/15/26	59,019
310,000	BB	4.400% due 7/15/27	341,397
550,000	BB	7.375% due 11/15/31	759,909
		Florida Power & Light Co., 1st Mortgage Notes:
160,000	A+	3.700% due 12/1/47	180,767
57,000	A+	3.950% due 3/1/48	66,637
110,000	A+	3.150% due 10/1/49	114,218
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	428,932
700,000	BB+	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	764,847
		MidAmerican Energy Co., 1st Mortgage Notes:
115,000	A+	3.100% due 5/1/27	126,784
100,000	A+	3.650% due 4/15/29	114,452
100,000	A+	3.150% due 4/15/50	102,941
		Northern States Power Co., 1st Mortgage Notes:
85,000	A	3.600% due 5/15/46	93,763
70,000	A	2.900% due 3/1/50	69,494
256,000	BBB-	NRG Energy Inc., Senior Secured Notes, 2.450% due 12/2/27(a)	258,069
		Ohio Power Co., Senior Unsecured Notes:
118,000	A-	1.625% due 1/15/31	113,815
29,000	A-	4.000% due 6/1/49	33,308
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
58,000	A+	3.700% due 11/15/28	65,967
167,000	A+	7.000% due 5/1/32	244,364
29,000	A+	3.750% due 4/1/45	32,470
28,000	A+	3.100% due 9/15/49	28,421
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	542,990

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.2% — (continued)
		Public Service Electric & Gas Co., 1st Mortgage Notes:
$23,000	A	3.000% due 5/15/27	$25,059
40,000	A	3.200% due 5/15/29	43,885
40,000	A	2.050% due 8/1/50	33,151
		Southern California Edison Co., 1st Mortgage Notes:
55,000	A-	2.900% due 3/1/21	55,000
6,429	A-	1.845% due 2/1/22	6,439
173,000	A-	3.700% due 8/1/25	190,105
206,000	A-	1.200% due 2/1/26	205,330
97,000	A-	4.200% due 3/1/29	111,109
80,000	A	Southwestern Public Services Co., 1st Mortgage Notes, 3.150% due 5/1/50	80,720
140,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 4.450% due 6/15/49	170,739
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	848,273
		Virginia Electric & Power Co., Senior Unsecured Notes:
69,000	BBB+	6.000% due 1/15/36	95,831
66,000	BBB+	6.350% due 11/30/37	95,042
81,000	BBB+	4.000% due 11/15/46	92,798
174,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	192,757

		Total Electric	11,887,533

Electronics — 0.0%
		Honeywell International Inc., Senior Unsecured Notes:
110,000	A	1.350% due 6/1/25	112,185
28,000	A	3.812% due 11/21/47	32,443
34,000	BBB-	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	36,547
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	21,701

		Total Electronics	202,876

Engineering & Construction — 0.0%
87,000	B-	PowerTeam Services LLC, Senior Secured Notes, 9.033% due 12/4/25(a)	96,570

Entertainment — 0.0%
100,000	B	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	106,000
158,000	B+	Churchill Downs Inc., Company Guaranteed Notes, 5.500% due 4/1/27(a)	164,986

		Total Entertainment	270,986

Environmental Control — 0.1%
289,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	312,246
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	137,687
125,000	BBB+	3.375% due 11/15/27	138,963
38,000	BBB+	2.300% due 3/1/30	38,697
		Waste Management Inc., Company Guaranteed Notes:
100,000	A-	3.500% due 5/15/24	108,213
107,000	A-	1.150% due 3/15/28	103,202
139,000	A-	4.150% due 7/15/49	164,163
109,000	B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	112,370

		Total Environmental Control	1,115,541

Food — 0.4%
50,000	A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	50,140
		Kraft Heinz Foods Co., Company Guaranteed Notes:
51,000	BB+	3.950% due 7/15/25	56,582
10,000	BB+	3.000% due 6/1/26	10,667
40,000	BB+	4.250% due 3/1/31	44,746
10,000	BB+	6.750% due 3/15/32	13,458
40,000	BB+	5.000% due 7/15/35	48,100

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Food — 0.4% — (continued)
$30,000	BB+	6.875% due 1/26/39	$42,239
10,000	BB+	7.125% due 8/1/39(a)	14,589
10,000	BB+	4.625% due 10/1/39	11,421
445,000	BB+	5.000% due 6/4/42	519,889
150,000	BB+	5.200% due 7/15/45	180,463
678,000	BB+	4.375% due 6/1/46	735,359
80,000	BB+	5.500% due 6/1/50	102,132
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(a)	117,187
350,000	A	3.200% due 4/1/30(a)	385,208
		Mondelez International Inc., Senior Unsecured Notes:
60,000	BBB	2.125% due 4/13/23	62,091
330,000	BBB	1.500% due 5/4/25	336,090
82,000	BBB	2.750% due 4/13/30	85,498
100,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.625% due 1/15/28(a)	105,160
200,000	AA-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(a)	203,358
285,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	309,210

		Total Food	3,433,587

Forest Products & Paper — 0.1%
		Georgia-Pacific LLC, Senior Unsecured Notes:
175,000	A+	3.600% due 3/1/25(a)	191,218
88,000	A+	1.750% due 9/30/25(a)	90,124
73,000	A+	0.950% due 5/15/26(a)	71,668
57,000	BBB	International Paper Co., Senior Unsecured Notes, 4.400% due 8/15/47	68,287
380,000	BBB-	Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	401,831

		Total Forest Products & Paper	823,128

Gas — 0.1%
270,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	259,689
38,000	A	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 4.600% due 12/15/44	44,902
86,000	BBB+	Piedmont Natural Gas Co., Inc., Senior Unsecured Notes, 3.500% due 6/1/29	95,314
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	288,656

		Total Gas	688,561

Healthcare — Products — 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	A	3.750% due 11/30/26	186,436
70,000	A	4.750% due 11/30/36	90,352
150,000	A	4.900% due 11/30/46	201,419
		Boston Scientific Corp., Senior Unsecured Notes:
6,000	BBB-	4.000% due 3/1/29	6,800
111,000	BBB-	2.650% due 6/1/30	114,422
100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(a)	106,083
61,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	67,076
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	13,776
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
2,000	BBB+	2.600% due 10/1/29	2,093
243,000	BBB+	4.497% due 3/25/30	288,040

		Total Healthcare — Products	1,076,497

Healthcare — Services — 0.8%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	41,927
54,000	BBB	6.625% due 6/15/36	77,670

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.8% — (continued)
		Anthem Inc., Senior Unsecured Notes:
$58,000	A	2.950% due 12/1/22	$60,388
1,120,000	A	3.650% due 12/1/27	1,260,533
38,000	A	4.650% due 1/15/43	46,556
33,000	A	4.850% due 8/15/54	40,543
		Centene Corp., Senior Unsecured Notes:
20,000	BBB-	5.375% due 6/1/26(a)	20,950
30,000	BBB-	4.625% due 12/15/29	32,345
30,000	BBB-	3.375% due 2/15/30	30,900
		CommonSpirit Health:
30,000	BBB+	Secured Notes, 4.350% due 11/1/42	33,990
		Senior Secured Notes:
150,000	BBB+	3.347% due 10/1/29	161,349
95,000	BBB+	3.910% due 10/1/50	99,317
		HCA Inc., Senior Secured Notes:
598,000	BBB-	5.000% due 3/15/24	669,296
402,000	BBB-	5.250% due 4/15/25	462,420
276,000	BBB-	5.250% due 6/15/26	322,292
160,000	BBB-	5.500% due 6/15/47	202,618
470,000	BBB-	5.250% due 6/15/49	584,542
		Humana Inc., Senior Unsecured Notes:
280,000	BBB+	3.150% due 12/1/22	291,229
201,000	BBB+	4.500% due 4/1/25	227,034
30,000	BBB+	3.950% due 3/15/27	33,938
70,000	BBB+	4.625% due 12/1/42	83,744
40,000	BBB+	4.950% due 10/1/44	49,679
35,000	BBB+	3.950% due 8/15/49	38,895
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	553,870
145,000	AA-	Mass General Baigham Inc., Unsecured Notes, 3.342% due 7/1/60	149,455
39,000	A+	MidMichigan Health, Secured Notes, 3.409% due 6/1/50	40,012
		Molina Healthcare Inc., Senior Unsecured Notes:
255,000	BB-	5.375% due 11/15/22	269,822
39,000	BB-	3.875% due 11/15/30(a)	40,751
276,000	Aa2(b)	New York & Presbyterian Hospital (The), Unsecured Notes, 3.954% due 8/1/19	300,071
131,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.875% due 1/1/26(a)	135,576
		UnitedHealth Group Inc., Senior Unsecured Notes:
20,000	A+	2.375% due 10/15/22	20,677
60,000	A+	3.500% due 6/15/23	64,338
70,000	A+	3.750% due 7/15/25	78,031
60,000	A+	1.250% due 1/15/26	60,497
50,000	A+	3.875% due 12/15/28	57,449
50,000	A+	2.000% due 5/15/30	49,840
273,000	A+	4.750% due 7/15/45	348,387
127,000	A+	3.750% due 10/15/47	140,576
40,000	A+	4.250% due 6/15/48	47,910
30,000	A+	4.450% due 12/15/48	37,074
2,000	A+	2.900% due 5/15/50	1,948
120,000	A+	3.875% due 8/15/59	134,658
20,000	A+	3.125% due 5/15/60	19,608

		Total Healthcare — Services	7,422,705

Home Builders — 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	11,725
150,000	BB+	4.750% due 11/29/27	173,812

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Home Builders — 0.0% — (continued)
$50,000	BB+	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	$66,094
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	53,025

		Total Home Builders	304,656

Household Products/Wares — 0.0%
90,000	B	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	92,813

Insurance — 0.7%
		American International Group Inc., Senior Unsecured Notes:
90,000	BBB+	2.500% due 6/30/25	94,981
139,000	BBB+	3.400% due 6/30/30	152,036
88,000	BBB+	4.500% due 7/16/44	104,596
		Aon Corp., Company Guaranteed Notes:
55,000	A-	4.500% due 12/15/28	64,570
210,000	A-	2.800% due 5/15/30	221,001
116,000	A-	Aon PLC, Company Guaranteed Notes, 4.450% due 5/24/43	135,390
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	492,238
350,000	AA	4.250% due 1/15/49	419,975
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	77,194
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	134,287
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	1,159,992
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	51,853
101,000	A	Loews Corp., Senior Unsecured Notes, 3.750% due 4/1/26	112,765
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
29,000	A-	4.375% due 3/15/29	34,001
328,000	A-	2.250% due 11/15/30	330,855
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	784,376
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.507% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	850,010
265,000	AA-	New York Life Insurance Co., Subordinated Notes, 3.750% due 5/15/50(a)	291,654
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	35,479
352,000	AA-	4.900% due 9/15/44(a)	447,836
36,000	AA-	4.270% due 5/15/47(a)	41,842
595,000	AA-	3.300% due 5/15/50(a)	598,972
69,000	BBB	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	73,064

		Total Insurance	6,708,967

Internet — 0.3%
		Alphabet Inc., Senior Unsecured Notes:
40,000	AA+	0.450% due 8/15/25	39,356
70,000	AA+	0.800% due 8/15/27	67,858
80,000	AA+	1.100% due 8/15/30	75,199
140,000	AA+	2.050% due 8/15/50	119,041
		Amazon.com Inc., Senior Unsecured Notes:
190,000	AA-	0.800% due 6/3/25	189,480
240,000	AA-	1.200% due 6/3/27	238,234
130,000	AA-	3.150% due 8/22/27	143,693
220,000	AA-	1.500% due 6/3/30	213,285
203,000	AA-	3.875% due 8/22/37	238,294
160,000	AA-	4.950% due 12/5/44	212,555
100,000	AA-	4.050% due 8/22/47	118,079
200,000	AA-	2.500% due 6/3/50	184,942
40,000	AA-	4.250% due 8/22/57	49,331

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Internet — 0.3% — (continued)
$278,000	A-	Booking Holdings Inc., Senior Unsecured Notes, 4.100% due 4/13/25	$309,300
370,000	BBB-	Prosus NV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	419,932
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(a)	423,341

		Total Internet	3,041,920

Investment Companies — 0.1%
		Ares Capital Corp., Senior Unsecured Notes:
63,000	BBB-	3.875% due 1/15/26	67,187
377,000	BBB-	2.150% due 7/15/26	371,447

		Total Investment Companies	438,634

Iron/Steel — 0.1%
		ArcelorMittal SA, Senior Unsecured Notes:
210,000	BBB-	3.600% due 7/16/24	222,726
460,000	BBB-	4.550% due 3/11/26	512,752
30,000	BBB-	7.250% due 10/15/39	43,251
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	170,391

		Total Iron/Steel	949,120

Leisure Time — 0.0%
110,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	108,946

Lodging — 0.1%
		Las Vegas Sands Corp., Senior Unsecured Notes:
270,000	BBB-	3.200% due 8/8/24	283,306
50,000	BBB-	2.900% due 6/25/25	51,731
		Sands China Ltd., Senior Unsecured Notes:
400,000	BBB-	5.125% due 8/8/25	447,982
200,000	BBB-	3.800% due 1/8/26	218,060

		Total Lodging	1,001,079

Machinery — Diversified — 0.1%
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	43,745
130,000	A	3.750% due 4/15/50	151,341
320,000	BBB-	nVent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	336,159
		Otis Worldwide Corp., Senior Unsecured Notes:
80,000	BBB	2.056% due 4/5/25	83,239
78,000	BBB	2.565% due 2/15/30	79,997

		Total Machinery — Diversified	694,481

Media — 1.3%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
130,000	BB	5.125% due 5/1/27(a)	136,186
842,000	BB	4.500% due 8/15/30(a)	872,645
100,000	BB	4.500% due 5/1/32(a)	102,875
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
300,000	BBB-	4.908% due 7/23/25	341,550
210,000	BBB-	3.750% due 2/15/28	229,631
260,000	BBB-	4.200% due 3/15/28	290,498
50,000	BBB-	5.375% due 4/1/38	59,473
66,000	BBB-	6.484% due 10/23/45	88,048
125,000	BBB-	5.375% due 5/1/47	145,652
550,000	BBB-	5.750% due 4/1/48	672,095
387,000	BBB-	5.125% due 7/1/49	440,910
100,000	BBB-	4.800% due 3/1/50	109,114

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.3% — (continued)
$4,000	BBB-	3.850% due 4/1/61	$3,657
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	184,923
		Comcast Corp., Company Guaranteed Notes:
10,000	A-	3.100% due 4/1/25	10,804
30,000	A-	3.950% due 10/15/25	33,721
80,000	A-	3.150% due 3/1/26	87,372
29,000	A-	3.300% due 2/1/27	32,044
211,000	A-	3.300% due 4/1/27	232,914
35,000	A-	3.150% due 2/15/28	38,185
780,000	A-	4.150% due 10/15/28	903,815
342,000	A-	2.650% due 2/1/30	357,570
502,000	A-	3.400% due 4/1/30	555,705
200,000	A-	4.250% due 10/15/30	234,579
415,000	A-	1.950% due 1/15/31	407,131
30,000	A-	6.500% due 11/15/35	43,434
50,000	A-	3.900% due 3/1/38	57,376
20,000	A-	3.250% due 11/1/39	21,109
20,000	A-	3.750% due 4/1/40	22,419
124,000	A-	3.400% due 7/15/46	129,173
147,000	A-	3.969% due 11/1/47	166,623
20,000	A-	4.000% due 3/1/48	22,618
318,000	A-	4.700% due 10/15/48	397,846
23,000	A-	3.999% due 11/1/49	26,177
140,000	A-	3.450% due 2/1/50	146,701
73,000	A-	4.049% due 11/1/52	83,521
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(a)	41,946
160,000	BBB	3.150% due 8/15/24(a)	172,002
35,000	BBB	3.850% due 2/1/25(a)	38,468
18,000	BBB	3.350% due 9/15/26(a)	19,686
		Discovery Communications LLC, Company Guaranteed Notes:
129,000	BBB-	4.125% due 5/15/29	145,654
36,000	BBB-	3.625% due 5/15/30	39,433
		DISH DBS Corp., Company Guaranteed Notes:
10,000	B-	5.875% due 11/15/24	10,490
160,000	B-	7.750% due 7/1/26	176,282
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	218,560
180,000	BBB	4.709% due 1/25/29	210,489
240,000	BBB	5.476% due 1/25/39	305,959
184,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	222,932
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	115,719
		Time Warner Cable LLC, Senior Secured Notes:
385,000	BBB-	4.000% due 9/1/21	388,313
230,000	BBB-	7.300% due 7/1/38	325,245
370,000	BBB-	5.875% due 11/15/40	468,476
490,000	BBB-	5.500% due 9/1/41	596,303
240,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	356,579
		ViacomCBS Inc., Senior Unsecured Notes:
10,000	BBB	3.875% due 4/1/24	10,843
88,000	BBB	5.850% due 9/1/43	115,834
225,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	241,517
		Walt Disney Co. (The), Company Guaranteed Notes:
351,000	BBB+	2.000% due 9/1/29	353,329

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.3% — (continued)
$680,000	BBB+	2.650% due 1/13/31	$709,053
25,000	BBB+	6.200% due 12/15/34	35,616
30,000	BBB+	6.650% due 11/15/37	44,093

		Total Media	13,050,915

Mining — 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB	3.625% due 9/11/24(a)	381,762
270,000	BBB	4.750% due 4/10/27(a)	315,833
200,000	BBB	2.625% due 9/10/30(a)	201,952
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	51,558
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	95,112
190,000	BBB	5.750% due 5/1/43	264,685
150,000	A	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	202,056
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB	3.875% due 3/15/23	10,447
10,000	BB	4.550% due 11/14/24	11,031
70,000	BB	5.450% due 3/15/43	87,193
		Glencore Funding LLC, Company Guaranteed Notes:
820,000	BBB+	4.125% due 3/12/24(a)	893,418
210,000	BBB+	4.625% due 4/29/24(a)	233,236
66,000	BBB+	2.500% due 9/1/30(a)	65,052
200,000	Baa2(b)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 6.530% due 11/15/28(a)	245,225
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	948,568
10,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	12,622
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	99,716

		Total Mining	4,119,466

Miscellaneous Manufacturers — 0.4%
		3M Co., Senior Unsecured Notes:
150,000	A+	2.375% due 8/26/29	156,042
30,000	A+	3.050% due 4/15/30	32,708
190,000	A+	3.700% due 4/15/50	214,385
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	188,327
		General Electric Co., Senior Unsecured Notes:
30,000	BBB+	3.450% due 5/1/27	32,859
70,000	BBB+	3.625% due 5/1/30	76,068
390,000	BBB+	6.750% due 3/15/32	524,728
1,025,000	BBB+	0.674% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	859,288
122,000	BBB+	6.150% due 8/7/37	161,072
230,000	BBB+	5.875% due 1/14/38	300,112
720,000	BBB+	6.875% due 1/10/39	1,020,609
70,000	BBB+	4.250% due 5/1/40	77,127
90,000	BBB+	4.350% due 5/1/50	99,088
116,000	BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 3.250% due 6/14/29	126,334
		Textron Inc., Senior Unsecured Notes:
16,000	BBB	3.875% due 3/1/25	17,447
70,000	BBB	3.650% due 3/15/27	76,652
140,000	BBB	3.900% due 9/17/29	154,817
55,000	BBB	2.450% due 3/15/31	54,094

		Total Miscellaneous Manufacturers	4,171,757

Oil & Gas — 1.9%
		Apache Corp., Senior Unsecured Notes:
181,000	BB+	3.250% due 4/15/22	181,905
220,000	BB+	4.375% due 10/15/28	223,080

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.9% — (continued)
$30,000	BB+	4.750% due 4/15/43	$29,370
60,000	BB+	4.250% due 1/15/44	55,950
		BP Capital Markets America Inc., Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	113,774
20,000	A-	2.937% due 4/6/23	21,072
230,000	A-	3.216% due 11/28/23	246,197
30,000	A-	3.790% due 2/6/24	32,676
470,000	A-	3.410% due 2/11/26	515,645
42,000	A-	3.119% due 5/4/26	45,607
110,000	A-	3.633% due 4/6/30	122,438
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	294,513
30,000	A-	3.535% due 11/4/24	33,022
270,000	A-	3.506% due 3/17/25	296,210
		Chevron Corp., Senior Unsecured Notes:
190,000	AA-	1.554% due 5/11/25	194,413
230,000	AA-	2.954% due 5/16/26	248,811
70,000	AA-	1.995% due 5/11/27	72,437
50,000	AA-	3.078% due 5/11/50	49,352
		Chevron USA Inc., Company Guaranteed Notes:
240,000	AA-	3.850% due 1/15/28	273,181
110,000	AA-	5.250% due 11/15/43	147,296
93,000	AA-	4.950% due 8/15/47	119,105
		Cimarex Energy Co., Senior Unsecured Notes:
470,000	BBB-	3.900% due 5/15/27	517,252
150,000	BBB-	4.375% due 3/15/29	167,813
		ConocoPhillips, Company Guaranteed Notes:
80,000	A-	3.750% due 10/1/27(a)	89,949
550,000	A-	4.300% due 8/15/28(a)	637,870
870,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 3.800% due 6/1/24	892,607
		Devon Energy Corp., Senior Unsecured Notes:
480,000	BBB-	5.850% due 12/15/25	561,242
280,000	BBB-	5.600% due 7/15/41	337,883
10,000	BBB-	4.750% due 5/15/42	11,099
180,000	BBB-	5.000% due 6/15/45	208,686
		Diamondback Energy Inc., Company Guaranteed Notes:
100,000	BBB-	5.375% due 5/31/25	103,430
348,000	BBB-	3.500% due 12/1/29	365,099
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	101,817
750,000	BBB-	5.875% due 5/28/45	812,685
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	30,697
		EOG Resources Inc., Senior Unsecured Notes:
47,000	A-	4.150% due 1/15/26	53,177
20,000	A-	4.375% due 4/15/30	23,406
260,000	A-	3.900% due 4/1/35	289,198
70,000	A-	4.950% due 4/15/50	87,756
		EQT Corp., Senior Unsecured Notes:
20,000	BB	3.000% due 10/1/22	20,198
10,000	BB	7.625% due 2/1/25	11,630
30,000	BB	3.900% due 10/1/27	31,238
10,000	BB	5.000% due 1/15/29	10,975
		Exxon Mobil Corp., Senior Unsecured Notes:
30,000	AA-	1.571% due 4/15/23	30,775
430,000	AA-	2.992% due 3/19/25	463,021
380,000	AA-	3.043% due 3/1/26	411,465

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.9% — (continued)
$180,000	AA-	3.482% due 3/19/30	$200,379
70,000	AA-	4.114% due 3/1/46	78,199
110,000	AA-	4.327% due 3/19/50	128,878
200,000	Baa3(b)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	238,096
28,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	37,564
30,000	B-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	30,534
		Occidental Petroleum Corp., Senior Unsecured Notes:
200,000	BB-	6.950% due 7/1/24	221,000
310,000	BB-	2.900% due 8/15/24	301,708
760,000	BB-	5.550% due 3/15/26	812,379
90,000	BB-	3.400% due 4/15/26	87,497
140,000	BB-	7.500% due 5/1/31	164,850
75,000	BB-	7.875% due 9/15/31	89,063
150,000	BB-	4.500% due 7/15/44	134,250
90,000	BB-	4.625% due 6/15/45	82,125
30,000	BB-	4.100% due 2/15/47	25,556
560,000	BB-	4.200% due 3/15/48	478,100
200,000	Baa2(b)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/27/30(a)	204,978
360,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	403,146
200,000	BBB-	Petroleos del Peru SA, Senior Unsecured Notes, 4.750% due 6/19/32	218,000
		Petroleos Mexicanos, Company Guaranteed Notes:
280,000	BBB	5.950% due 1/28/31	270,375
199,000	BBB	6.625% due 6/15/35	189,260
1,170,000	BBB	6.750% due 9/21/47	1,031,647
170,000	BBB	6.950% due 1/28/60	150,493
		Pioneer Natural Resources Co., Senior Unsecured Notes:
130,000	BBB	1.125% due 1/15/26	128,697
150,000	BBB	2.150% due 1/15/31	145,307
		Range Resources Corp., Company Guaranteed Notes:
8,000	B+	5.875% due 7/1/22	8,075
105,000	B+	5.000% due 3/15/23	105,722
50,000	B+	4.875% due 5/15/25	49,512
		Shell International Finance BV, Company Guaranteed Notes:
260,000	A+	2.875% due 5/10/26	280,386
358,000	A+	3.875% due 11/13/28	407,814
442,000	A+	2.375% due 11/7/29	453,680
60,000	A+	2.750% due 4/6/30	63,040
90,000	A+	4.550% due 8/12/43	108,327
220,000	A+	4.375% due 5/11/45	260,956
70,000	A+	4.000% due 5/10/46	78,327
270,000	A+	3.250% due 4/6/50	270,171
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	441,618
58,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.800% due 5/15/38	80,933
92,075	CCC+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	88,104
140,000	CCC+	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	131,163
		WPX Energy Inc., Senior Unsecured Notes:
50,000	BBB-	5.250% due 10/15/27	53,476
30,000	BBB-	4.500% due 1/15/30	31,929

		Total Oil & Gas	18,352,336

Oil & Gas Services — 0.1%
		Halliburton Co., Senior Unsecured Notes:
14,000	BBB+	3.800% due 11/15/25	15,567
20,000	BBB+	4.850% due 11/15/35	22,944
50,000	BBB+	5.000% due 11/15/45	57,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas Services — 0.1% — (continued)
		Schlumberger Holdings Corp., Senior Unsecured Notes:
$90,000	A	4.000% due 12/21/25(a)	$100,588
171,000	A	3.900% due 5/17/28(a)	190,606
22,800	CCC+	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(a)	22,629
75,000	CCC+	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	72,562

		Total Oil & Gas Services	482,644

Packaging & Containers — 0.0%
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	137,719
24,000	B+	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	24,615
20,000	BBB	WestRock RKT LLC, Company Guaranteed Notes, 4.000% due 3/1/23	21,190

		Total Packaging & Containers	183,524

Pharmaceuticals — 2.4%
		AbbVie Inc., Senior Unsecured Notes:
100,000	BBB+	3.450% due 3/15/22	102,619
680,000	BBB+	2.300% due 11/21/22	701,971
30,000	BBB+	3.750% due 11/14/23	32,467
730,000	BBB+	2.600% due 11/21/24	775,548
260,000	BBB+	3.800% due 3/15/25	285,753
100,000	BBB+	3.600% due 5/14/25	109,575
150,000	BBB+	2.950% due 11/21/26	161,903
470,000	BBB+	3.200% due 11/21/29	505,999
49,000	BBB+	4.550% due 3/15/35	58,699
80,000	BBB+	4.500% due 5/14/35	95,647
563,000	BBB+	4.050% due 11/21/39	639,980
47,000	BBB+	4.625% due 10/1/42	56,967
889,000	BBB+	4.400% due 11/6/42	1,051,352
150,000	BBB+	4.750% due 3/15/45	181,812
145,000	BBB+	4.250% due 11/21/49	166,381
255,000	WR(b)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	276,008
261,000	BBB+	AstraZeneca PLC, Senior Unsecured Notes, 1.375% due 8/6/30	244,437
		Bayer US Finance II LLC, Company Guaranteed Notes:
795,000	BBB	4.250% due 12/15/25(a)	893,882
625,000	BBB	4.375% due 12/15/28(a)	722,469
285,000	BBB	4.625% due 6/25/38(a)	337,355
140,000	BBB	4.400% due 7/15/44(a)	160,288
670,000	BBB	4.875% due 6/25/48(a)	827,950
		Becton Dickinson & Co., Senior Unsecured Notes:
830,000	BBB	3.363% due 6/6/24	895,820
61,000	BBB	3.734% due 12/15/24	67,034
47,000	BBB	4.685% due 12/15/44	57,898
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22	195,330
60,000	A+	3.550% due 8/15/22	62,820
326,000	A+	2.900% due 7/26/24	351,267
137,000	A+	3.875% due 8/15/25	153,534
240,000	A+	3.200% due 6/15/26	263,786
130,000	A+	3.400% due 7/26/29	144,991
46,000	A+	5.000% due 8/15/45	60,917
		Cigna Corp., Company Guaranteed Notes:
110,000	A-	3.400% due 9/17/21	111,918
400,000	A-	3.750% due 7/15/23	430,302
121,000	A-	3.500% due 6/15/24	130,879
93,000	A-	3.250% due 4/15/25	100,413

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 2.4% — (continued)
$420,000	A-	4.125% due 11/15/25	$473,088
90,000	A-	3.400% due 3/1/27	99,336
720,000	A-	4.375% due 10/15/28	836,735
400,000	A-	4.900% due 12/15/48	500,760
		CVS Health Corp., Senior Unsecured Notes:
48,000	BBB	3.350% due 3/9/21	48,027
340,000	BBB	2.750% due 12/1/22	352,070
28,000	BBB	3.700% due 3/9/23	29,788
116,000	BBB	3.875% due 7/20/25	128,853
37,000	BBB	2.875% due 6/1/26	39,799
292,000	BBB	3.000% due 8/15/26	316,892
141,000	BBB	3.625% due 4/1/27	156,320
817,000	BBB	4.300% due 3/25/28	938,522
130,000	BBB	3.750% due 4/1/30	145,221
500,000	BBB	4.875% due 7/20/35	614,949
440,000	BBB	4.780% due 3/25/38	532,486
50,000	BBB	4.125% due 4/1/40	56,568
280,000	BBB	5.125% due 7/20/45	351,433
1,399,000	BBB	5.050% due 3/25/48	1,753,968
30,000	BBB	4.250% due 4/1/50	34,461
142,106	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	164,389
88,000	A-	Evernorth Health Inc., Company Guaranteed Notes, 4.500% due 2/25/26	100,547
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	98,986
400,000	AAA	2.450% due 3/1/26	428,127
210,000	AAA	0.950% due 9/1/27	206,290
92,000	AAA	2.900% due 1/15/28	100,771
110,000	AAA	3.625% due 3/3/37	127,509
154,000	AA-	Merck & Co., Inc., Senior Unsecured Notes, 1.450% due 6/24/30	148,283
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25	230,149
467,000	A+	2.625% due 4/1/30	494,449
140,000	A+	1.700% due 5/28/30	137,577
188,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	205,306
		Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes:
200,000	BBB+	4.400% due 11/26/23	220,196
201,000	BBB+	5.000% due 11/26/28	242,828
200,000	BBB+	2.050% due 3/31/30	195,906
		Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes:
80,000	BB-	3.650% due 11/10/21	80,825
50,000	BB-	2.950% due 12/18/22	50,209
100,000	BB-	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	101,227
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
260,000	BB-	2.200% due 7/21/21	260,487
300,000	BB-	2.800% due 7/21/23	294,375
220,000	BB-	7.125% due 1/31/25	238,561
270,000	BB-	3.150% due 10/1/26	253,533
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	184,681

		Total Pharmaceuticals	23,390,458

Pipelines — 1.7%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	52,742
610,000	A	3.302% due 1/15/35(a)	652,052

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipel ines — 1.7% — (continued)
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
$138,000	BBB-	5.875% due 3/31/25	$158,827
188,000	BBB-	5.125% due 6/30/27	219,035
40,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	44,920
		Energy Transfer Operating LP:
		Company Guaranteed Notes:
270,000	BBB-	4.500% due 4/15/24	296,014
89,000	BBB-	4.200% due 4/15/27	98,228
440,000	BBB-	5.500% due 6/1/27	513,825
30,000	BBB-	4.950% due 6/15/28	34,077
240,000	BBB-	5.250% due 4/15/29	277,267
300,000	BBB-	8.250% due 11/15/29	405,557
430,000	BBB-	3.750% due 5/15/30	452,502
200,000	BBB-	6.000% due 6/15/48	231,021
10,000	BBB-	6.250% due 4/15/49	11,857
470,000	BBB-	5.000% due 5/15/50	492,929
140,000	BB	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 5.134%)(c)(d)	132,864
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24	54,347
780,000	BBB+	4.150% due 10/16/28	896,170
340,000	BBB+	2.800% due 1/31/30	355,633
119,000	BBB+	4.450% due 2/15/43	134,926
90,000	BBB+	3.700% due 1/31/51	89,290
70,000	BBB+	3.950% due 1/31/60	71,369
46,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 5.000% due 8/15/42	52,653
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(a)	534,701
290,000	BBB	4.300% due 3/1/28	330,119
250,000	BBB	5.550% due 6/1/45	304,649
10,000	BBB	5.200% due 3/1/48	11,845
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	36,402
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	203,806
360,000	BBB	4.800% due 2/15/29	419,837
61,000	BBB	2.650% due 8/15/30	60,403
150,000	BBB	4.500% due 4/15/38	164,649
260,000	BBB	4.700% due 4/15/48	282,459
150,000	BBB	5.500% due 2/15/49	180,602
		NGPL PipeCo LLC, Senior Unsecured Notes:
327,000	BBB-	4.375% due 8/15/22(a)	340,479
55,000	BBB-	7.768% due 12/15/37(a)	73,517
130,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 4.300% due 1/15/49(a)	151,030
187,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	210,587
270,240	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	345,670
300,000	BBB-	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.650% due 10/15/25	332,090
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(a)	321,187
280,000	BB+	6.875% due 4/15/40(a)	310,800
314,394	B	Ruby Pipeline LLC, Senior Unsecured Notes, 7.750% due 4/1/22(a)	286,139
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
424,000	BBB-	5.750% due 5/15/24	482,114
191,000	BBB-	5.625% due 3/1/25	219,866
263,000	BBB-	5.000% due 3/15/27	305,116
151,000	BBB-	4.200% due 3/15/28	168,989

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipel ines — 1.7% — (continued)
$258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	$358,606
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
47,000	BBB-	5.950% due 12/1/25	55,371
170,000	BBB-	3.900% due 7/15/26	184,271
230,000	BBB-	4.000% due 10/1/27	249,723
10,000	BBB-	5.350% due 5/15/45	10,707
300,000	BBB-	5.400% due 10/1/47	327,396
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BB	4.250% due 11/15/23	50,145
20,000	BB	5.875% due 4/15/26	20,864
20,000	BB	5.375% due 2/1/27	20,796
50,000	BB	6.500% due 7/15/27	53,883
20,000	BB	6.875% due 1/15/29	22,213
50,000	BB	5.500% due 3/1/30	53,516
40,000	BB	4.000% due 1/15/32(a)	39,288
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	573,669
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	30,936
106,000	BBB+	3.500% due 1/15/28(a)	114,967
182,000	BBB+	4.150% due 1/15/48(a)	189,206
43,000	BBB+	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.625% due 3/1/34	49,749
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
949,000	BBB	7.850% due 2/1/26	1,217,171
270,000	BBB	4.000% due 3/15/28	302,223
30,000	BBB	3.950% due 5/15/50	31,710
		Western Midstream Operating LP, Senior Unsecured Notes:
50,000	BB	2.325% (3-Month USD-LIBOR + 1.850%) due 1/13/23(c)	49,237
140,000	BB	4.350% due 2/1/25	143,752
40,000	BB	4.500% due 3/1/28	41,600
430,000	BB	5.300% due 2/1/30	466,708
10,000	BB	5.500% due 8/15/48	10,350
90,000	BB	6.500% due 2/1/50	103,725
		Williams Cos., Inc. (The), Senior Unsecured Notes:
55,000	BBB	7.500% due 1/15/31	74,421
260,000	BBB	7.750% due 6/15/31	351,782
116,000	BBB	8.750% due 3/15/32	173,259

		Total Pipelines	17,176,405

Real Estate Investment Trusts (REITs) — 0.7%
103,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.800% due 4/15/26	115,398
		American Tower Corp., Senior Unsecured Notes:
15,000	BBB-	2.750% due 1/15/27	15,775
111,000	BBB-	3.950% due 3/15/29	123,925
212,000	BBB-	3.800% due 8/15/29	235,741
86,000	BBB-	2.100% due 6/15/30	83,921
67,000	BBB-	1.875% due 10/15/30	63,914
489,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	522,435
		Crown Castle International Corp., Senior Unsecured Notes:
224,000	BBB-	3.700% due 6/15/26	247,800
282,000	BBB-	3.100% due 11/15/29	295,258
118,000	BBB-	3.300% due 7/1/30	126,236
27,000	BBB-	5.200% due 2/15/49	33,724
400,000	BBB-	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 3.450% due 11/15/29	421,414

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 0.7% — (continued)
$314,000	BBB+	Duke Realty LP, Senior Unsecured Notes, 2.875% due 11/15/29	$333,429
181,000	BBB-	Equifax Inc., Senior Unsecured Notes, 3.200% due 11/18/29	191,604
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
620,000	BBB-	5.250% due 6/1/25	701,046
490,000	BBB-	5.375% due 4/15/26	563,566
220,000	BBB-	5.300% due 1/15/29	252,101
230,000	BBB-	4.000% due 1/15/30	244,990
60,000	BBB-	4.000% due 1/15/31	63,988
350,000	BBB	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	369,642
500,000	BBB+	Healthpeak Properties Inc., Senior Unsecured Notes, 3.400% due 2/1/25	541,395
131,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	131,412
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	394,665
160,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	169,600
55,000	BBB+	National Retail Properties Inc., Senior Unsecured Notes, 2.500% due 4/15/30	55,593
31,000	A-	Prologis LP, Senior Unsecured Notes, 3.000% due 4/15/50	30,538
116,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.250% due 1/15/31	125,676
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	70,860
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	433,793

		Total Real Estate Investment Trusts (REITs)	6,959,439

Retail — 0.5%
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	274,564
		Costco Wholesale Corp., Senior Unsecured Notes:
260,000	A+	1.375% due 6/20/27	261,270
160,000	A+	1.600% due 4/20/30	155,719
56,000	BBB	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	61,448
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	224,749
122,000	A	3.300% due 4/15/40	131,525
25,000	A	4.200% due 4/1/43	29,728
20,000	A	3.900% due 6/15/47	22,925
210,000	A	3.350% due 4/15/50	221,309
		Lowe’s Cos., Inc., Senior Unsecured Notes:
154,000	BBB+	4.000% due 4/15/25	171,425
139,000	BBB+	3.650% due 4/5/29	155,449
70,000	BBB+	4.500% due 4/15/30	82,909
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	43,669
30,000	BBB+	1.450% due 9/1/25	30,505
140,000	BBB+	3.700% due 1/30/26	156,130
30,000	BBB+	3.500% due 3/1/27	33,294
60,000	BBB+	3.500% due 7/1/27	66,884
340,000	BBB+	3.800% due 4/1/28	383,885
48,000	BBB+	2.625% due 9/1/29	50,001
160,000	BBB+	2.125% due 3/1/30	160,412
169,000	BBB+	3.600% due 7/1/30	188,495
55,000	BBB+	4.600% due 5/26/45	67,120
88,000	BBB+	4.450% due 3/1/47	104,891
20,000	BBB+	3.625% due 9/1/49	21,372
190,000	BBB+	4.200% due 4/1/50	221,002
		Starbucks Corp., Senior Unsecured Notes:
15,000	BBB+	2.250% due 3/12/30	15,224
227,000	BBB+	2.550% due 11/15/30	233,864
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	126,273

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.5% — (continued)
$110,000	A	TJX Cos., Inc. (The), Senior Unsecured Notes, 3.500% due 4/15/25	$120,496
635,000	BBB	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	697,553
		Walmart Inc., Senior Unsecured Notes:
50,000	AA	3.550% due 6/26/25	55,497
100,000	AA	3.050% due 7/8/26	109,862
290,000	AA	3.700% due 6/26/28	331,170

		Total Retail	5,010,619

Savings & Loans — 0.1%
		Nationwide Building Society, Senior Unsecured Notes:
75,000	BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	79,605
500,000	BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	542,830

		Total Savings & Loans	622,435

Semiconductors — 0.7%
153,000	A-	Applied Materials Inc., Senior Unsecured Notes, 1.750% due 6/1/30	150,909
518,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	566,515
		Broadcom Inc., Company Guaranteed Notes:
355,000	BBB-	3.625% due 10/15/24	387,084
370,000	BBB-	4.700% due 4/15/25	416,959
280,000	BBB-	3.150% due 11/15/25	300,696
304,000	BBB-	4.750% due 4/15/29	347,037
167,000	BBB-	5.000% due 4/15/30	193,355
26,000	BBB-	4.150% due 11/15/30	28,619
197,000	BBB-	2.450% due 2/15/31(a)	190,579
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	77,633
38,000	A+	2.450% due 11/15/29	39,702
10,000	A+	4.600% due 3/25/40	12,495
54,000	A+	3.734% due 12/8/47	59,902
600,000	A+	4.750% due 3/25/50	772,451
		KLA Corp., Senior Unsecured Notes:
250,000	BBB+	4.100% due 3/15/29	288,310
120,000	BBB+	3.300% due 3/1/50	121,879
		Lam Research Corp., Senior Unsecured Notes:
100,000	A-	3.750% due 3/15/26	112,061
79,000	A-	4.875% due 3/15/49	105,394
45,000	A-	2.875% due 6/15/50	43,639
150,000	BBB-	Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	156,313
		NVIDIA Corp., Senior Unsecured Notes:
246,000	A-	2.850% due 4/1/30	263,390
120,000	A-	3.500% due 4/1/40	131,807
472,000	A-	3.500% due 4/1/50	506,580
160,000	A-	3.700% due 4/1/60	176,591
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB	2.700% due 5/1/25(a)	95,029
398,000	BBB	4.300% due 6/18/29(a)	455,792
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A-	4.650% due 5/20/35	37,521
128,000	A-	4.300% due 5/20/47	155,343
196,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	192,716

		Total Semiconductors	6,386,301

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Shipbuilding — 0.0%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
$145,000	BBB-	3.844% due 5/1/25	$159,639
155,000	BBB-	3.483% due 12/1/27	170,674

		Total Shipbuilding	330,313

Software — 0.7%
		Activision Blizzard Inc., Senior Unsecured Notes:
189,000	A-	3.400% due 9/15/26	209,959
120,000	A-	2.500% due 9/15/50	104,538
		Autodesk Inc., Senior Unsecured Notes:
139,000	BBB	4.375% due 6/15/25	156,457
148,000	BBB	2.850% due 1/15/30	156,143
176,000	BBB	Citrix Systems Inc., Senior Unsecured Notes, 3.300% due 3/1/30	185,241
247,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 1.850% due 2/15/31	239,750
		Fiserv Inc., Senior Unsecured Notes:
65,000	BBB	4.200% due 10/1/28	74,271
461,000	BBB	3.500% due 7/1/29	506,303
26,000	BBB	2.650% due 6/1/30	26,783
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	288,725
70,000	AAA	2.700% due 2/12/25	74,828
1,030,000	AAA	2.400% due 8/8/26	1,097,893
670,000	AAA	3.300% due 2/6/27	745,741
98,000	AAA	4.200% due 11/3/35	121,552
10,000	AAA	3.450% due 8/8/36	11,526
13,000	AAA	4.100% due 2/6/37	15,995
177,000	AAA	3.700% due 8/8/46	206,776
7,000	AAA	2.525% due 6/1/50	6,509
42,000	AAA	3.950% due 8/8/56	51,606
8,000	AAA	2.675% due 6/1/60	7,389
		Oracle Corp., Senior Unsecured Notes:
535,000	A	2.800% due 4/1/27	574,204
288,000	A	3.250% due 11/15/27	317,582
58,000	A	4.300% due 7/8/34	68,786
250,000	A	3.900% due 5/15/35	288,224
37,000	A	3.850% due 7/15/36	42,014
274,000	A	3.600% due 4/1/40	294,244
23,000	A	5.375% due 7/15/40	30,377
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A	3.250% due 4/11/23	137,637
450,000	A	3.700% due 4/11/28	510,811

		Total Software	6,551,864

Telecommunications — 2.2%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon, due 11/27/22(a)	989,412
20,000	BBB	4.250% due 3/1/27	22,812
260,000	BBB	2.300% due 6/1/27	268,501
70,000	BBB	1.650% due 2/1/28	68,550
134,000	BBB	4.350% due 3/1/29	153,966
35,000	BBB	4.300% due 2/15/30	39,914
447,000	BBB	2.750% due 6/1/31	451,359
450,000	BBB	2.250% due 2/1/32	431,186
51,000	BBB	2.550% due 12/1/33(a)	48,926
514,000	BBB	4.500% due 5/15/35	588,640

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 2.2% — (continued)
$40,000	BBB	5.250% due 3/1/37	$49,124
47,000	BBB	6.250% due 3/29/41	63,682
114,000	BBB	4.900% due 6/15/42	133,718
70,000	BBB	3.100% due 2/1/43	65,430
73,000	BBB	4.350% due 6/15/45	79,917
820,000	BBB	4.750% due 5/15/46	935,226
238,000	BBB	4.500% due 3/9/48	259,214
29,000	BBB	3.500% due 9/15/53(a)	26,309
481,000	BBB	3.550% due 9/15/55(a)	437,388
1,126,000	BBB	3.800% due 12/1/57(a)	1,064,010
45,000	BBB	3.650% due 9/15/59(a)	41,005
25,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	28,336
160,000	B+	Frontier Communications Corp., Senior Secured Notes, 5.000% due 5/1/28(a)	165,500
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
184,000	WR(b)	8.500% due 10/15/24(a)(f)	120,042
605,000	WR(b)	9.750% due 7/15/25(a)(f)	388,531
71,000	BBB	Juniper Networks Inc., Senior Unsecured Notes, 3.750% due 8/15/29	78,013
		Motorola Solutions Inc., Senior Unsecured Notes:
200,000	BBB-	4.600% due 5/23/29	232,126
105,000	BBB-	2.300% due 11/15/30	102,492
17,000	BBB-	5.500% due 9/1/44	20,785
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	179,062
34,000	BB	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23	38,972
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
552,563	Baa1(b)	3.360% due 9/20/21(a)	557,571
905,000	Baa1(b)	4.738% due 3/20/25(a)	973,441
500,000	Baa1(b)	5.152% due 3/20/28(a)	581,435
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	373,093
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
150,000	BB	6.000% due 3/1/23	150,967
175,000	BB	6.000% due 4/15/24	176,313
63,000	BB	4.500% due 2/1/26	64,464
40,000	BB	2.250% due 2/15/26	39,896
192,000	BB	4.750% due 2/1/28	203,294
110,000	BB	2.625% due 2/15/29	107,800
80,000	BB	2.875% due 2/15/31	78,600
		Senior Secured Notes:
160,000	BBB-	3.500% due 4/15/25(a)	173,157
1,299,000	BBB-	3.750% due 4/15/27(a)	1,432,173
30,000	BBB-	2.050% due 2/15/28(a)	29,749
525,000	BBB-	3.875% due 4/15/30(a)	577,159
415,000	BBB-	2.550% due 2/15/31(a)	412,913
60,000	BBB-	2.250% due 11/15/31(a)	57,737
350,000	BBB-	4.375% due 4/15/40(a)	387,611
60,000	BBB-	3.000% due 2/15/41(a)	56,106
10,000	BBB-	3.300% due 2/15/51(a)	9,275
		Verizon Communications Inc., Senior Unsecured Notes:
80,000	BBB+	3.500% due 11/1/24	87,240
100,000	BBB+	3.376% due 2/15/25	108,941
40,000	BBB+	0.850% due 11/20/25	39,338
220,000	BBB+	2.625% due 8/15/26	234,400
190,000	BBB+	4.125% due 3/16/27	218,415
953,000	BBB+	4.329% due 9/21/28	1,104,725

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 2.2% — (continued)
$315,000	BBB+	4.016% due 12/3/29	$359,841
193,000	BBB+	3.150% due 3/22/30	206,238
205,000	BBB+	1.500% due 9/18/30	192,480
362,000	BBB+	1.750% due 1/20/31	343,298
654,000	BBB+	4.500% due 8/10/33	775,518
140,000	BBB+	4.400% due 11/1/34	165,312
413,000	BBB+	4.272% due 1/15/36	477,838
150,000	BBB+	5.250% due 3/16/37	191,730
32,000	BBB+	4.812% due 3/15/39	39,240
310,000	BBB+	2.650% due 11/20/40	285,843
100,000	BBB+	4.125% due 8/15/46	112,170
131,000	BBB+	4.862% due 8/21/46	160,941
20,000	BBB+	5.500% due 3/16/47	26,741
150,000	BBB+	4.522% due 9/15/48	176,141
50,000	BBB+	4.000% due 3/22/50	54,286
430,000	BBB+	2.875% due 11/20/50	387,219
		Vodafone Group PLC, Senior Unsecured Notes:
205,000	BBB	3.750% due 1/16/24	223,473
221,000	BBB	4.125% due 5/30/25	248,118
190,000	BBB	4.375% due 5/30/28	221,708
1,193,000	BBB	4.875% due 6/19/49	1,449,116

		Total Telecommunications	21,905,212

Toys/Games/Hobbies — 0.0%
		Hasbro Inc., Senior Unsecured Notes:
44,000	BBB-	2.600% due 11/19/22	45,487
87,000	BBB-	3.900% due 11/19/29	95,476

		Total Toys/Games/Hobbies	140,963

Transportation — 0.3%
29,000	A+	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.150% due 12/15/48	34,448
110,000	BBB+	Canadian Pacific Railway Co., Company Guaranteed Notes, 2.050% due 3/5/30	110,400
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26	257,085
64,000	BBB+	3.250% due 6/1/27	70,524
67,000	BBB+	2.400% due 2/15/30	69,347
34,000	BBB+	4.300% due 3/1/48	40,125
31,000	BBB+	3.350% due 9/15/49	31,661
		Norfolk Southern Corp., Senior Unsecured Notes:
30,000	BBB+	3.650% due 8/1/25	33,014
134,000	BBB+	2.550% due 11/1/29	139,754
33,000	BBB+	4.800% due 8/15/43	38,676
37,000	BBB+	4.100% due 5/15/49	42,387
41,000	BBB+	3.155% due 5/15/55	39,815
		Ryder System Inc., Senior Unsecured Notes:
69,000	BBB	2.500% due 9/1/24	72,894
115,000	BBB	4.625% due 6/1/25	130,512
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	66,758
50,000	A-	3.750% due 7/15/25	55,680
60,000	A-	2.150% due 2/5/27	62,905
410,000	A-	3.950% due 9/10/28	469,011
213,000	A-	3.875% due 2/1/55	233,002
300,000	A-	3.839% due 3/20/60	330,628
160,000	A-	3.750% due 2/5/70	170,679

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Transportation — 0.3% — (continued)
		United Parcel Service Inc., Senior Unsecured Notes:
$467,000	A-	3.400% due 3/15/29	$519,657
55,000	A-	2.500% due 9/1/29	57,619
139,000	A-	4.450% due 4/1/30	166,891

		Total Transportation	3,243,472

Trucking & Leasing — 0.0%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
110,000	BBB	2.700% due 11/1/24(a)	116,778
97,000	BBB	3.950% due 3/10/25(a)	106,750
99,000	BBB	4.000% due 7/15/25(a)	110,171
31,000	BBB	1.200% due 11/15/25(a)	30,718

		Total Trucking & Leasing	364,417

		TOTAL CORPORATE BONDS & NOTES (Cost — $290,349,453)	311,942,680

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 27.1%

U.S. GOVERNMENT AGENCIES — 0.2%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	409,576
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(h)	498,475
595,000		zero coupon, due 5/15/30(h)	510,712

		Total U.S. GOVERNMENT AGENCIES	1,418,763

U.S. GOVERNMENT OBLIGATIONS — 26.9%
		U.S. Treasury Bonds:
3,815,000		1.125% due 8/15/40	3,218,310
7,365,000		1.375% due 11/15/40	6,497,311
7,341,000		1.875% due 2/15/41	7,079,477
2,270,000		3.125% due 11/15/41	2,680,107
100,000		3.125% due 2/15/43	118,094
502,500		3.625% due 8/15/43	639,726
11,510,000		3.750% due 11/15/43	14,922,985
1,095,000		3.625% due 2/15/44	1,395,654
415,000		3.125% due 8/15/44	490,446
1,375,000		3.000% due 11/15/44	1,592,637
245,000		2.875% due 8/15/45	278,391
1,412,500		3.000% due 11/15/45	1,640,266
1,120,000		2.500% due 2/15/46	1,190,175
358,000		3.000% due 2/15/47	417,252
500,000		2.750% due 8/15/47	557,773
2,120,000		3.000% due 2/15/48	2,479,489
595,000		3.375% due 11/15/48	746,074
4,480,000		2.000% due 2/15/50	4,299,400
11,750,000		1.250% due 5/15/50	9,331,152
10,700,000		1.375% due 8/15/50	8,784,031
16,656,000		1.625% due 11/15/50	14,581,808
9,315,000		1.875% due 2/15/51	8,681,871
		U.S. Treasury Inflation Indexed Bonds:
298,399		1.750% due 1/15/28	360,607
1,002,660		2.125% due 2/15/40	1,447,237
333,040		2.125% due 2/15/41	486,258
714,699		0.750% due 2/15/42	837,937
547,639		1.375% due 2/15/44	724,674
11,061		0.750% due 2/15/45	13,058
2,020,000		U.S. Treasury Strip Principal, zero coupon, due 5/15/49(h)	1,073,984

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 26.9% — (continued)
		U.S. Treasury Notes:
$12,450,000		0.125% due 6/30/22	$12,450,729
6,000,000		0.125% due 7/31/22	6,000,469
20,645,000		0.125% due 11/30/22	20,640,968
11,345,000		0.125% due 12/31/22	11,341,455
12,930,000		0.125% due 1/31/23	12,924,444
11,835,000		0.125% due 2/28/23	11,830,839
3,315,000		0.125% due 5/15/23	3,310,597
2,065,000		0.250% due 6/15/23	2,067,420
620,000		0.125% due 7/15/23	618,692
725,000		0.125% due 8/15/23	723,244
5,790,000		0.125% due 10/15/23	5,771,002
40,000		0.250% due 11/15/23	39,980
3,015,000		0.125% due 12/15/23	3,001,809
3,040,000		0.125% due 2/15/24	3,023,613
210,000		1.750% due 7/31/24	219,557
480,000		0.375% due 4/30/25	475,425
3,730,000		0.250% due 5/31/25	3,671,136
3,060,000		0.250% due 6/30/25	3,008,482
375,000		0.250% due 9/30/25	367,463
2,840,000		0.250% due 10/31/25	2,779,761
1,920,000		0.375% due 11/30/25	1,888,050
2,920,000		0.375% due 12/31/25	2,868,102
17,965,000		0.375% due 1/31/26	17,625,349
19,860,000		0.500% due 2/28/26	19,593,131
110,000		0.500% due 10/31/27	105,587
1,955,000		0.625% due 11/30/27	1,889,859
515,000		0.625% due 12/31/27	497,176
11,095,000		0.750% due 1/31/28	10,790,754
540,000		0.625% due 8/15/30	501,525
3,455,000		0.875% due 11/15/30	3,276,852
5,780,000		1.125% due 2/15/31	5,602,987

		Total U.S. GOVERNMENT OBLIGATIONS	265,472,641

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $272,395,301)	266,891,404

MORTGAGE-BACKED SECURITIES — 26.1%

FHLMC — 5.2%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,581,292		5.000% due 6/1/21 — 3/1/50	1,770,375
1,180,473		4.500% due 4/1/29 — 3/1/50	1,289,261
322,408		5.500% due 1/1/30 — 2/1/40	371,818
7,767,769		3.000% due 3/1/31 — 9/1/50	8,243,695
1,553,076		2.500% due 11/1/31 — 12/1/50	1,617,260
21,462,001		3.500% due 4/1/33 — 5/1/50	23,289,744
3,065,000		2.000% due 3/1/36 — 3/1/51	3,129,622
37,964		6.000% due 5/1/38 — 6/1/39	44,581
11,001		7.000% due 3/1/39	13,003
105,817		6.500% due 9/1/39	121,784
9,983,215		4.000% due 9/1/40 — 3/1/50	11,036,177
201,098		2.205% (5-Year CMT Index + 1.284%) due 3/1/47(c)	208,486

		Total FHLMC	51,135,806

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

FNMA — 15.8%
	Federal National Mortgage Association (FNMA):
$255,956	6.000% due 9/1/21 — 7/1/41	$295,771
2,541,133	5.000% due 6/1/22 — 3/1/50	2,858,704
1,112,886	5.500% due 3/1/23 — 9/1/56	1,294,448
9,903,266	4.500% due 3/1/24 — 8/1/58	10,967,916
8,294,030	4.000% due 4/1/24 — 6/1/57	9,048,465
16,410,155	3.500% due 11/1/25 — 3/1/57	17,709,856
10,030,564	2.500% due 11/1/27 — 2/1/51	10,423,245
21,881,844	3.000% due 12/1/27 — 4/1/51	23,291,009
1,162,493	3.640% due 3/1/28	1,322,210
78,224	3.160% due 5/1/29	86,772
400,000	2.790% due 8/1/29	436,039
98,776	3.289% (1-Year USD-LIBOR + 1.539%) due 3/1/34(c)	98,887
325,404	3.360% due 7/1/35	364,297
21,563	2.393% (1-Year Treasury Average Rate + 1.875%) due 10/1/35(c)	22,821
20,802	2.361% (1-Year Treasury Average Rate + 1.851%) due 11/1/35(c)	21,995
7,382	2.488% (1-Year Treasury Average Rate + 1.969%) due 11/1/35(c)	7,819
98,152	1.500% due 12/1/35	99,592
9,690,000	1.500% due 3/1/36 — 4/1/51(i)	9,654,548
47,350,000	2.000% due 4/1/36 — 4/1/51(i)	47,680,459
21,118	7.000% due 4/1/37	24,294
42,759	3.015% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	43,049
179,438	6.500% due 9/1/37 — 5/1/40	208,838
10,830,322	2.000% due 10/1/40 — 3/1/51	10,962,374
8,925,000	2.500% due 3/1/51 — 4/1/51(i)	9,205,778

	Total FNMA	156,129,186

GNMA — 5.1%
	Government National Mortgage Association (GNMA):
32,373	6.000% due 12/15/33 — 6/15/37	37,813
334,029	5.000% due 10/15/34 — 9/15/40	384,779
31,175	5.500% due 5/15/37 — 6/15/38	36,531
44,536	6.500% due 1/15/38 — 10/15/38	52,846
79,362	4.500% due 3/15/41	89,593
501,601	4.000% due 6/15/41 — 11/15/45	584,166
211,978	3.000% due 9/15/42 — 10/15/42	223,712
212,512	3.500% due 6/15/48 — 5/15/50	228,401
	Government National Mortgage Association II (GNMA):
71	9.000% due 11/20/21	71
66,784	6.000% due 7/20/37 — 11/20/40	79,056
4,589,771	4.500% due 1/20/40 — 3/20/50	5,018,102
1,385,537	5.000% due 7/20/40 — 1/20/49	1,531,339
6,712,514	4.000% due 11/20/40 — 4/20/50	7,299,256
7,999,394	3.000% due 1/20/43 — 1/20/50	8,385,518
10,166,141	3.500% due 6/20/43 — 5/20/50	10,878,375
1,940,933	2.500% due 9/20/50 — 12/20/50	2,012,622
695,381	2.000% due 12/20/50	704,976
6,825,000	2.000% due 3/20/51 — 4/20/51(i)	6,897,305
400,000	3.000% due 3/20/51(i)	416,172
4,700,000	2.500% due 4/20/51(i)	4,854,586

	Total GNMA	49,715,219

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $252,493,380)	256,980,211

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6%
$1,728,216	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.338% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	$1,710,530
82,874	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.768% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	69,361
961,633	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 0.738% (1-Month USD-LIBOR + 0.620%) due 11/25/35(c)	947,919
678,300	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/7/49(a)	700,881
119,590	Aaa(b)	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	120,042
		Asset-Backed Securities Corp. Home Equity Loan Trust:
654,189	CCC	Series 2007-HE1, Class A1B, 0.268% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	638,198
996,823	CCC	Series 2007-HE1, Class A4, 0.258% (1-Month USD-LIBOR + 0.140%) due 12/25/36(c)	974,270
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	518,161
420,000	AAA(j)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	480,492
710,000	AAA(j)	Series 2020-JGDN, Class A, 2.862% (1-Month USD-LIBOR + 2.750%) due 11/15/30(a)(c)	714,204
29,605	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.885% due 7/25/34(c)	30,247
468,949	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 1.024% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	469,109
285,000	AAA	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430% due 11/5/36(a)	299,361
155,480	WD(j)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.642% due 5/25/47(c)	154,524
68,120	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 2.990% due 5/25/35(c)	69,882
336,554	CC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	345,074
		Benchmark Mortgage Trust:
285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	296,283
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	373,411
		BX Commercial Mortgage Trust:
504,000	NR	Series 2018-IND, Class G, 2.162% (1-Month USD-LIBOR + 2.050%) due 11/15/35(a)(c)	506,033
940,000	AAA	Series 2019-IMC, Class A, 1.112% (1-Month USD-LIBOR + 1.000%) due 4/15/34(a)(c)	940,156
2,011,966	AA+	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.290% due 5/10/50(c)(k)	114,024
4,564	AAA	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.368% (1-Month USD-LIBOR + 0.250%) due 6/25/36(c)	4,569
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	569,993
51,632	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.440% due 2/25/37(c)	52,360
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
385,040	BBB	Series 2004-2A, Class A1, 0.388% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	385,687
1,293,013	CCC	Series 2004-2A, Class B1, 0.628% due 5/25/35(a)(c)	1,154,813
		CIM Trust:
1,400,000	NR	Series 2017-1, Class A3, 3.623% (1-Month USD-LIBOR + 3.500%) due 1/25/57(a)(c)	1,452,251
724,058	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	727,959
698,070	NR	Series 2018-R6, Class A1, 1.199% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	692,988
1,467,292	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	1,434,763
793,919	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)	789,956
1,250,000	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(c)(g)	1,251,625
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	147,140
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	637,050
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	295,773
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	537,663
355,000	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	385,726
1,440,000	B3(b)	Series 2019-SST2, Class F, 2.612% (1-Month USD-LIBOR + 2.500%) due 12/15/36(a)(c)	1,445,864
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 0.558% (1-Month USD-LIBOR + 0.440%) due 9/25/36(c)	538,536

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6% — (continued)
		Commercial Mortgage Trust:
$190,000	AA-(j)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	$201,648
260,000	CCC	Series 2013-CR9, Class E, 4.242% due 7/10/45(a)(c)	145,354
534,851	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	577,554
40,000	A2(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	42,332
20,000	Ba1(b)	Series 2013-CR12, Class C, 5.074% due 10/10/46(c)	20,138
205,000	A3(b)	Series 2014-CR17, Class C, 4.783% due 5/10/47(c)	220,454
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	153,065
402,371	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	416,431
210,000	A-(j)	Series 2014-CR21, Class C, 4.422% due 12/10/47(c)	215,722
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	380,591
2,982,700	Aa1(b)	Series 2015-CR25, Class XA, 0.830% due 8/10/48(c)(k)	94,315
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	193,404
465,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	535,864
400,000	Aa3(b)	Community Funding CLO Ltd., Series 2015-1A, Class AR, 3.250% due 11/1/35(a)(g)	402,000
		Countrywide Asset-Backed Certificates:
99,682	CCC	Series 2006-SD3, Class A1, 0.778% (1-Month USD-LIBOR + 0.660%) due 7/25/36(a)(c)	96,949
244,403	AA	Series 2007-13, Class 2A2, 0.918% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	242,449
		Countrywide Home Loan Mortgage Pass-Through Trust:
72,794	WR(b)	Series 2005-11, Class 3A3, 2.624% due 4/25/35(c)	59,897
53,543	WR(b)	Series 2005-11, Class 6A1, 0.718% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	44,639
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	990,837
332,977	NR	Series 2015-5R, Class 1A1, 1.541% due 9/27/46(a)(c)	335,088
240,000	Aaa(b)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	240,002
		Credit Suisse Commercial Mortgage Trust:
99	Caa3(b)	Series 2006-C3, Class AJ, 6.169% due 6/15/38(c)	99
11,383	Caa3(b)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	2,211
37,146	WR(b)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	38,472
		Credit Suisse Mortgage Capital Certificates:
1,305,772	AAA(j)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	1,332,211
660,000	Aaa(b)	Series 2019-ICE4, Class A, 1.092% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	661,998
950,000	B2(b)	Series 2019-ICE4, Class F, 2.762% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	952,980
295,000	Aaa(b)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	320,874
795,267	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 0.327% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	749,124
350,000	AA-(j)	DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.195% due 5/10/49(c)	380,050
390,000	Aaa(b)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	416,037
42,025	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.911% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	39,566
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 1.394% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	700,688
311,513	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.668% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	314,042
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
78,295	NR	Series 334, Class S7, 5.988% (6.100% – 1-Month USD-LIBOR) due 8/15/44(k)(l)	15,909
114,898	NR	Series 353, Class S1, 5.888% (6.000% – 1-Month USD-LIBOR) due 12/15/46(k)(l)	27,481
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
6,180	NR	Series 1865, Class DA, 29.252% (31.310% – 11th District Cost of Funds Index) due 2/15/24(k)(l)	1,204
22,664	NR	Series 3451, Class SB, 5.918% (6.030% – 1-Month USD-LIBOR) due 5/15/38(k)(l)	3,538
63,187	NR	Series 3621, Class SB, 6.118% (6.230% – 1-Month USD-LIBOR) due 1/15/40(k)(l)	12,659
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	633,753
769,525	NR	Series 3866, Class SA, 5.838% (5.950% – 1-Month USD-LIBOR) due 5/15/41(k)(l)	102,058

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6% — (continued)
$234,717	NR	Series 3947, Class SG, 5.838% (5.950% – 1-Month USD-LIBOR) due 10/15/41(k)(l)	$43,891
20,992	NR	Series 3973, Class SA, 6.378% (6.490% – 1-Month USD-LIBOR) due 12/15/41(k)(l)	4,564
230,055	NR	Series 4203, Class PS, 6.138% (6.250% – 1-Month USD-LIBOR) due 9/15/42(k)(l)	30,943
248,213	NR	Series 4210, Class Z, 3.000% due 5/15/43	248,538
94,891	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	5,795
327,441	NR	Series 4316, Class XZ, 4.500% due 3/15/44	373,381
71,647	NR	Series 4335, Class SW, 5.888% (6.000% – 1-Month USD-LIBOR) due 5/15/44(k)(l)	13,376
852,070	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	918,787
560,864	NR	Series 4879, Class BC, 3.000% due 4/15/49	579,580
94,086	NR	Series 5010, Class IK, 2.500% due 9/25/50(k)	13,292
194,369	NR	Series 5010, Class JI, 2.500% due 9/25/50(k)	30,357
98,762	NR	Series 5013, Class IN, 2.500% due 9/25/50(k)	15,990
197,504	NR	Series 5018, Class MI, 2.000% due 10/25/50(k)	27,488
98,130	NR	Series 5040, Class IB, 2.500% due 11/25/50(k)	13,376
65,126	NR	Series R007, Class ZA, 6.000% due 5/15/36	76,785
240,000	BB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk REMIC, Series 2021-DNA1, Class M2, 1.845% (SOFR + 1.800%) due 1/25/51(a)(c)	240,316
		Federal National Mortgage Association (FNMA), ACES:
8,484,011	NR	Series 2013-M7, Class X2, 0.166% due 12/27/22(c)(k)	39,626
4,308,047	NR	Series 2015-M7, Class X2, 0.475% due 12/25/24(c)(k)	66,430
17,131,502	NR	Series 2015-M8, Class X2, 0.120% due 1/25/25(c)(k)	65,526
100,000	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(c)	109,974
389,000	NR	Series 2018-M14, Class A2, 3.578% due 8/25/28(c)	445,282
180,000	NR	Series 2019-M4, Class A2, 3.610% due 2/25/31	208,371
411,830	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	443,126
100,000	NR	Series 2019-M27, Class A2, 2.700% due 11/25/40	107,592
434,892	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	454,792
95,544	NR	Series 2020-M6, Class A, 2.500% due 10/25/37	97,218
598,105	NR	Series 2020-M36, Class X1, 1.468% due 9/25/34(c)(k)	63,575
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
858,261	Baa3(b)	Series 2017-C03, Class 1M2, 3.118% (1-Month USD-LIBOR + 3.000%) due 10/25/299(a)(c)	876,556
881,886	BB(j)	Series 2017-C07, Class 1M2, 2.518% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)(c)	888,945
566,348	BB-(j)	Series 2018-C06, Class 1M2, 2.118% (1-Month USD-LIBOR + 2.000%) due 3/25/31(a)(c)	569,467
		Federal National Mortgage Association (FNMA), Grantor Trust:
58,925	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	60,219
99,690	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	108,337
		Federal National Mortgage Association (FNMA), Interest Strip:
93,453	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	8,785
177,808	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	24,238
25,656	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	4,588
		Federal National Mortgage Association (FNMA), REMICS:
20,356	NR	Series 2004-38, Class FK, 0.468% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	20,437
66,404	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	69,724
424,049	NR	Series 2006-51, Class SP, 6.532% (6.650% – 1-Month USD-LIBOR) due 3/25/36(k)(l)	59,476
190,416	NR	Series 2007-68, Class SC, 6.582% (6.700% – 1-Month USD-LIBOR) due 7/25/37(k)(l)	33,935
497,037	NR	Series 2008-18, Class SM, 6.882% (7.000% – 1-Month USD-LIBOR) due 3/25/38(k)(l)	82,633
603,079	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	636,833
214,342	NR	Series 2011-87, Class SG, 6.432% (6.550% – 1-Month USD-LIBOR) due 4/25/40(k)(l)	22,696
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	884,561
63,006	NR	Series 2012-35, Class SC, 6.382% (6.500% – 1-Month USD-LIBOR) due 4/25/42(k)(l)	12,544
82,154	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	95,388
122,692	NR	Series 2012-51, Class B, 7.000% due 5/25/42	149,125
7,527	NR	Series 2012-70, Class YS, 6.532% (6.650% – 1-Month USD-LIBOR) due 2/25/41(k)(l)	450
104,305	NR	Series 2012-74, Class SA, 6.532% (6.650% – 1-Month USD-LIBOR) due 3/25/42(k)(l)	17,987

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6% — (continued)
$17,384	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(h)	$16,488
57,522	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(k)	3,071
67,952	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	1,684
82,334	NR	Series 2012-133, Class CS, 6.032% (6.150% – 1-Month USD-LIBOR) due 12/25/42(k)(l)	17,737
306,207	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	366,047
250,934	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	288,227
70,986	NR	Series 2013-54, Class BS, 6.032% (6.150% – 1-Month USD-LIBOR) due 6/25/43(k)(l)	16,278
425,571	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	441,474
375,108	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	387,959
293,260	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	309,928
202,682	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	197,516
192,670	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(k)	32,527
		FHLMC Multifamily Structured Pass-Through Certificates:
217,031	AAA(j)	Series K016, Class X1, 1.481% due 10/25/21(c)(k)	635
185,000	AAA(j)	Series K082, Class A2, 3.920% due 9/25/28(c)	217,132
167,000	Aaa(b)	Series K084, Class A2, 3.780% due 10/25/28(c)	193,731
281,000	Aaa(b)	Series K085, Class A2, 4.060% due 10/25/28(c)	331,455
1,039,520	AAA(j)	Series K736, Class X1, 1.312% due 7/25/26(c)(k)	62,392
266,170	NR	Series KIR2, Class A1, 2.748% due 3/25/27	280,538
		FHLMC Structured Agency Credit Risk Debt Notes:
370,371	Baa1(b)	Series 2016-DNA1, Class M3, 5.680% (1-Month USD-LIBOR + 5.550%) due 7/25/28(c)	390,512
655,000	BBB(j)	Series 2017-DNA2, Class M2, 3.568% (1-Month USD-LIBOR + 3.450%) due 10/25/29(c)	680,098
246,408	BB(j)	Series 2017-HRP1, Class M2, 2.568% (1-Month USD-LIBOR + 2.450%) due 12/25/42(c)	244,656
1,341,362	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 0.598% (1-Month USD-LIBOR + 0.480%) due 10/25/36(c)	1,094,440
121,344	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 1.073% (3-Month USD-LIBOR + 0.850%) due 1/16/26(a)(c)	121,207
1,370,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-3, Class A1, 3.520% due 10/15/23	1,398,135
597,505	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 2.270% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	598,027
194,003	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(c)	202,153
		Government National Mortgage Association (GNMA):
382,198	NR	Series 2007-51, Class SG, 6.469% (6.580% – 1-Month USD-LIBOR) due 8/20/37(k)(l)	60,825
1,190,276	NR	Series 2008-51, Class GS, 6.123% (6.230% – 1-Month USD-LIBOR) due 6/16/38(k)(l)	249,734
28,583	NR	Series 2010-85, Class HS, 6.539% (6.650% – 1-Month USD-LIBOR) due 1/20/40(k)(l)	2,478
243,400	NR	Series 2012-H27, Class AI, 1.741% due 10/20/62(c)(k)	12,005
172,193	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	17,996
1,303,288	NR	Series 2013-85, Class IA, 0.514% due 3/16/47(c)(k)	20,402
128,820	NR	Series 2013-107, Class AD, 2.758% due 11/16/47(c)	135,202
100,017	NR	Series 2014-105, Class IO, 0.217% due 6/16/54(c)(k)	5,052
1,475,148	NR	Series 2014-H20, Class FA, 0.574% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	1,477,337
74,578	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	11,531
267,318	NR	Series 2015-167, Class SA, 6.139% (6.250% – 1-Month USD-LIBOR) due 11/20/45(k)(l)	54,123
75,342	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	13,533
61,626	NR	Series 2016-135, Class SB, 5.993% (6.100% – 1-Month USD-LIBOR) due 10/16/46(k)(l)	16,261
121,684	NR	Series 2017-187, Class SJ, 6.089% (6.200% – 1-Month USD-LIBOR) due 12/20/47(k)(l)	25,232
675,594	NR	Series 2017-H22, Class IC, 2.718% due 11/20/67(c)(k)	63,080
172,231	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	184,702
55,692	NR	Series 2018-130, Class A, 3.250% due 5/16/59	57,845
555,072	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	584,414
715,411	NR	Series 2019-86, Class C, 2.500% due 3/20/49	748,040
372,762	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	385,584
72,870	NR	Series 2019-123, Class A, 3.000% due 10/20/49	74,944
379,820	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(k)	57,704
95,167	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(k)	15,298

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6% — (continued)
$98,873	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(k)	$14,205
296,518	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(k)	42,443
98,675	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(k)	14,590
98,468	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(k)	13,938
99,137	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(k)	14,903
98,543	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(k)	14,551
396,909	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(k)	57,594
496,240	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(k)	57,065
298,621	NR	Series 2020-H09, Class FL, 1.261% (1-Month USD-LIBOR + 1.150%) due 5/20/70(c)	312,883
99,153	NR	Series 2020-H12, Class F, 0.611% (1-Month USD-LIBOR + 0.500%) due 7/20/70(c)	99,907
395,822	NR	Series 2020-H13, Class FA, 0.561% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	398,149
91,509	NR	Series 2020-H13, Class FC, 0.561% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	92,002
710,000	AA-	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 1.412% (1-Month USD-LIBOR + 1.300%) due 9/15/31(a)(c)	572,583
		Harborview Mortgage Loan Trust:
96,994	AA+	Series 2004-5, Class 2A6, 2.944% due 6/19/34(c)	101,409
39,971	WD(j)	Series 2006-2, Class 1A, 2.647% due 2/25/36(c)	18,263
858,605	Caa2(b)	Series 2006-10, Class 1A1A, 0.329% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	803,713
75,202	AA	Impac CMB Trust, Series 2007-A, Class A, 0.618% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	75,982
710,000	AAA(j)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	756,536
35,443	Caa2(b)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.007% due 9/25/35(c)	34,152
1,266,690	CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.718% (1-Month USD-LIBOR + 0.600%) due 7/25/35(c)	1,219,239
340,000	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)(g)	343,198
986,900	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.438% (1-Month USD-LIBOR + 0.320%) due 8/25/36(c)	388,338
		JP Morgan Chase Commercial Mortgage Securities Trust:
350,000	Aaa(b)	Series 2016-NINE, Class A, 2.854% due 9/6/38(a)(c)	374,606
1,710,000	Caa1(b)	Series 2018-PHH, Class F, 4.510% (1-Month USD-LIBOR + 3.010%) due 6/15/35(a)(c)(e)	619,802
365,000	Aaa(b)	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	402,918
1,247,805	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 0.508% (0.585% – 1-Month USD-LIBOR) due 5/25/35(l)	1,243,416
		JP Morgan Mortgage Trust:
53,779	Aaa(b)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(c)	53,993
502,065	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	511,681
178,871	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(c)	182,985
430,764	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	440,637
147,864	AAA	Series 2019-1, Class A11, 1.068% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	149,320
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 4.889% due 1/15/47(c)	43,008
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	251,200
399,281	Aaa(b)	JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1.262% (1-Month USD-LIBOR + 1.150%) due 7/15/34(a)(c)	384,711
		JPMDB Commercial Mortgage Securities Trust:
340,000	A(j)	Series 2017-C5, Class B, 4.009% due 3/15/50(c)	362,868
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	210,363
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	147,985
		JPMorgan Chase Commercial Mortgage Securities Trust:
175,000	Aaa(b)	Series 2011-C5, Class AS, 5.424% due 8/15/46(a)(c)	177,643
370,000	Aa1(b)	Series 2011-C5, Class B, 5.424% due 8/15/46(a)(c)	374,113
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	475,678
117,631	Aaa(b)	JPMorgan Trust, Series 2015-5, Class A9, 2.502% due 5/25/45(a)(c)	122,066
834,368	NR	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(a)	843,775

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6% — (continued)
$33,732	Ca(b)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.718% (1-Month USD-LIBOR + 0.600%) due 12/25/35(c)	$26,867
700,000	Aaa(b)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 1.274% (3-Month USD-LIBOR + 1.080%) due 11/15/28(a)(c)	700,700
202,282	A+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.726% due 10/25/32(c)	210,653
256,161	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.368% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	173,398
13,833	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 3.646% due 5/25/34(c)	13,885
351,245	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	374,293
500,000	AAA(j)	MKT 2020-525M Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(a)	522,656
		ML-CFC Commercial Mortgage Trust:
31,915	Caa2(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	17,808
5,987	WD(j)	Series 2007-9, Class AJ, 6.193% due 9/12/49(c)	5,900
500,000	Aaa(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	541,025
662,624	NR	Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48(a)(c)(m)	668,757
390,000	Aaa(b)	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A, 2.966% due 12/15/38(a)	406,857
		New Residential Mortgage Loan Trust:
233,030	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	249,558
785,003	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	829,575
368,387	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	373,663
500,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	516,766
498,166	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 0.898% (1-Month USD-LIBOR + 0.780%) due 11/25/34(c)	498,446
800,000	AAA	Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, 1.353% (3-Month USD-LIBOR + 1.130%) due 1/17/31(a)(c)	801,072
		PFS Financing Corp.:
1,230,000	AAA	Series 2019-B, Class A, 0.657% (1-Month USD-LIBOR + 0.550%) due 9/15/23(a)(c)	1,232,267
400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(a)	403,369
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(a)	189,654
		PMT Credit Risk Transfer Trust:
646,307	NR	Series 2019-2R, Class A, 2.878% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(c)	637,720
472,223	NR	Series 2019-3R, Class A, 2.828% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(c)	473,238
54,318	AAA	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.368% (1-Month USD-LIBOR + 0.250%) due 7/25/36(c)	54,362
		Prime Mortgage Trust:
11,666	WR(b)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	11,642
733,043	WR(b)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	672,784
775,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	821,972
152,897	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	156,753
		SBA Small Business Investment Cos.:
587,700	NR	Series 2018-10B, Class 1, 3.548% due 9/10/28	622,832
351,204	NR	Series 2019-10A, Class 1, 3.113% due 3/10/29	365,668
		Seasoned Credit Risk Transfer Trust:
145,437	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	155,927
790,000	B-(j)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	812,385
407,145	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	438,713
841,329	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 0.871% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	854,256
667,736	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 0.918% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	661,140

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6% — (continued)
$75,528		AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.611% (1-Month USD-LIBOR + 0.500%) due 7/19/35(c)	$76,574
93,195		CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 0.468% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(c)	83,023
406,727		NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	427,880
81,008		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1.023% (1-Month USD-LIBOR + 0.900%) due 11/11/34(a)(c)	81,091
105,017		Aaa(b)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(c)	106,018
350,000		Aaa(b)	UBS Commercial Mortgage Trust, Series 2019-C17, Class A3, 2.669% due 10/15/52	364,526
340,000		AA-(j)	UBS Commercial Mortgage Trust 2018-C11, Series 2018-C11, Class B, 4.713% due 6/15/51(c)	380,090
111,166		NR	United States Small Business Administration, Series 2019-20D, Class 1, 2.980% due 4/1/39	117,255
797,850		A-	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(a)	831,167
530,000		AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	548,560
			WaMu Mortgage Pass-Through Certificates Trust:
194,288		BB-	Series 2005-AR4, Class A5, 3.505% due 4/25/35(c)	200,660
1,032,631		A-	Series 2005-AR19, Class A1B3, 0.818% (1-Month USD-LIBOR + 0.700%) due 12/25/45(c)	1,053,271
750,266		CCC	Series 2006-AR3, Class A1A, 1.378% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	755,976
369,876		Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 1.078% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	328,785
			Wells Fargo Commercial Mortgage Trust:
120,000		A2(b)	Series 2013-LC12, Class B, 4.274% due 7/15/46(c)	119,491
1,000,000		Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	1,093,418
150,000		Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	162,243
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	523,873
11,583,321		Aaa(b)	Series 2018-C43, Class XA, 0.672% due 3/15/51(c)(k)	461,556
250,000		Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	282,721
3,584,382		Aaa(b)	Series 2019-C52, Class XA, 1.616% due 8/15/52(c)(k)	372,663
180,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	195,306
362,947		Aaa(b)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	372,570
			WF-RBS Commercial Mortgage Trust:
1,575,877		Aa1(b)	Series 2012-C7, Class XA, 1.299% due 6/15/45(a)(c)(k)	15,132
145,000		Aaa(b)	Series 2013-C14, Class A4, 3.073% due 6/15/46	152,069

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $97,725,440)	94,243,719

SOVEREIGN BONDS — 3.1%

Argentina — 0.1%
			Argentine Republic Government International Bonds:
64,372		CCC+	1.000% due 7/9/29	25,523
1,852,700		CCC+	step bond to yield, 0.125% due 7/9/30	676,236

			Total Argentina	701,759

Brazil — 0.3%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	525,039
1,224,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/27	241,926
			Brazilian Government International Bonds:
300,000		BB-	4.625% due 1/13/28	323,608
200,000		BB-	3.875% due 6/12/30	199,350
1,280,000		BB-	5.000% due 1/27/45	1,256,058

			Total Brazil	2,545,981

Canada — 0.0%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	164,170

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

SOVEREIGN BONDS — 3.1% — (continued)

Chile — 0.0%
$100,000		A+	Chile Government International Bonds, 3.240% due 2/6/28	$109,610

Colombia — 0.2%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	264,254
280,000		BBB-	3.875% due 4/25/27	302,980
550,000		BBB-	3.000% due 1/30/30	546,631
225,000		BBB-	3.125% due 4/15/31	224,269
200,000		BBB-	5.000% due 6/15/45	217,250

			Total Colombia	1,555,384

Dominican Republic — 0.0%
200,000		BB-	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	202,750

Egypt — 0.0%
230,000		B	Egypt Government International Bonds, 5.577% due 2/21/23(a)	240,022

Indonesia — 0.2%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,449,152
290,000		Baa2(b)	3.500% due 1/11/28	312,891
80,000		BBB	4.100% due 4/24/28	89,586
225,000		BBB	2.850% due 2/14/30	230,922
330,000		Baa2(b)	4.350% due 1/11/48	358,710

			Total Indonesia	2,441,261

Israel — 0.0%
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	213,625

Kuwait — 0.0%
360,000		AA-	Kuwait International Government Bonds, 3.500% due 3/20/27(a)	402,131

Mexico — 1.0%
			Mexican Bonos:
15,120,000	MXN	BBB+	10.000% due 12/5/24	852,332
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,260,948
13,345,700	MXN	BBB+	7.750% due 11/13/42	684,210
84,090,000	MXN	Baa1(b)	8.000% due 11/7/47	4,406,775
			Mexico Government International Bonds:
44,000		BBB	4.000% due 10/2/23	47,700
200,000		BBB	4.150% due 3/28/27	223,877
323,000		BBB	3.750% due 1/11/28	349,979
572,000		BBB	4.500% due 4/22/29	642,290
550,000		BBB	3.250% due 4/16/30	561,539
519,000		BBB	2.659% due 5/24/31	501,229
210,000		BBB	4.750% due 3/8/44	222,979

			Total Mexico	9,753,858

Nigeria — 0.0%
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	275,873

Panama — 0.1%
			Panama Government International Bonds:
200,000		BBB	4.000% due 9/22/24	217,902
210,000		BBB	3.875% due 3/17/28	230,707
400,000		BBB	3.160% due 1/23/30	417,754
240,000		BBB	2.252% due 9/29/32	229,800
75,000		BBB	4.500% due 4/1/56	82,895

			Total Panama	1,179,058

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Peru — 0.1%
			Peruvian Government International Bonds:
$425,000		BBB+	4.125% due 8/25/27	$483,676
210,000		BBB+	2.783% due 1/23/31	213,520
70,000		BBB+	6.550% due 3/14/37	96,901
160,000		BBB+	5.625% due 11/18/50	219,887

			Total Peru	1,013,984

Philippines — 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	430,521
110,000		BBB+	1.648% due 6/10/31	104,414

			Total Philippines	534,935

Poland — 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	781,866

Qatar — 0.2%
			Qatar Government International Bonds:
200,000		AA-	4.500% due 4/23/28	236,656
250,000		AA-	4.000% due 3/14/29(a)	286,215
820,000		AA-	4.817% due 3/14/49(a)	1,013,884

			Total Qatar	1,536,755

Russia — 0.5%
			Russian Federal Bonds — OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26	99,535
146,093,000	RUB	BBB	7.050% due 1/19/28	2,023,696
128,030,000	RUB	BBB(j)	6.900% due 5/23/29	1,745,835
49,650,000	RUB	NR	7.700% due 3/16/39	713,390
200,000		BBB(j)	Russian Foreign Bonds — Eurobonds, 4.750% due 5/27/26	229,256

			Total Russia	4,811,712

Saudi Arabia — 0.0%
			Saudi Government International Bonds:
200,000		A1(b)	3.625% due 3/4/28	221,007
200,000		A1(b)	3.750% due 1/21/55(a)	198,033

			Total Saudi Arabia	419,040

South Africa — 0.0%
300,000		BB-	Republic of South Africa Government International Bonds, 4.850% due 9/30/29	303,649

United Arab Emirates — 0.1%
			Abu Dhabi Government International Bonds:
400,000		AA	2.500% due 10/11/22(a)	413,271
200,000		AA	2.500% due 9/30/29	207,655
590,000		AA	3.875% due 4/16/50(a)	649,976

			Total United Arab Emirates	1,270,902

Uruguay — 0.1%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	76,469
355,000		BBB	4.375% due 10/27/27	405,967

			Total Uruguay	482,436

			TOTAL SOVEREIGN BONDS (Cost — $31,559,255)	30,940,761

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.7%
$238,396	NR	1011778 B.C. Unlimited Liability Company, (Restricted, cost — $233,634, acquired 8/12/20), 1.865% (1-Month USD-LIBOR + 1.750%) due 11/19/26(n)	$236,440
420,354	NR	Allied Universal Holdco LLC, (Restricted, cost — $421,659, acquired 2/19/20), 4.365% (1-Month USD-LIBOR + 4.250%) due 7/10/26(n)	421,615
156,768	NR	Alterra Mountain Co., (Restricted, cost — $156,546, acquired 3/27/19), 2.865% (1-Month USD-LIBOR + 2.750%) due 7/31/24(n)	156,306
330,006	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost — $332,031, acquired 12/13/19), 1.865% (1-Month USD-LIBOR + 1.750%) due 1/15/27(n)	327,325
129,750	NR	Asplundh Tree Expert LLC, (Restricted, cost — $130,149, acquired 12/4/20), 2.615% (1-Month USD-LIBOR + 2.500%) due 9/7/27(n)	130,034
120,000	NR	Asurion LLC, (Restricted, cost — $118,810, acquired 1/29/21) due 7/31/27(n)(o)	119,730
176,977	NR	Asurion LLC, (Restricted, cost — $176,632, acquired 11/20/19), 3.115% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	176,742
387,154	NR	Asurion LLC, (Restricted, cost — $387,592, acquired 4/10/19), 3.365% (1-Month USD-LIBOR + 3.250%) due 12/23/26(n)	386,519
60,076	NR	Asurion LLC, (Restricted, cost — $60,076, acquired 2/26/20), 3.115% (1-Month USD-LIBOR + 3.000%) due 11/3/23(n)	60,044
542,602	NR	athenahealth Inc., (Restricted, cost — $543,054, acquired 1/9/20), 4.453% (3-Month USD-LIBOR + 4.250%) due 2/11/26(n)	546,927
49,000	NR	Atlantic Aviation FBO Inc., (Restricted, cost — $48,666, acquired 11/30/18), 3.870% (1-Month USD-LIBOR + 3.750%) due 12/6/25(n)	49,214
90,000	NR	Avolon TLB Borrower 1 (US) LLC, (Restricted, cost — $89,324, acquired 11/20/20), 3.250% (1-Month USD-LIBOR + 2.500%) due 12/1/27(n)	90,325
262,500	NR	Bausch Health Cos., Inc., (Restricted, cost — $259,045, acquired 6/23/20), 2.865% (1-Month USD-LIBOR + 2.750%) due 11/27/25(n)	262,726
62,480	NR	Bausch Health Cos., Inc., (Restricted, cost — $62,871, acquired 4/17/19), 3.115% (1-Month USD-LIBOR + 3.000%) due 6/2/25(n)	62,637
253,000	NR	Berry Global Inc., (Restricted, cost — $253,633, acquired 2/12/21) due 7/1/26(n)(o)	253,238
6,902	NR	BJ’s Wholesale Club Inc., (Restricted, cost — $6,872, acquired 8/12/20), 2.112% (1-Month USD-LIBOR + 2.000%) due 2/3/24(n)	6,927
178,234	NR	Brookfield WEC Holdings Inc., (Restricted, cost — $178,962, acquired 1/24/20), 3.250% (1-Month USD-LIBOR + 2.750%) due 8/1/25(n)	178,081
219,450	NR	Caesars Resort Collection LLC, (Restricted, cost — $213,752, acquired 6/19/20), 4.615% (1-Month USD-LIBOR + 4.500%) due 7/21/25(n)	220,420
96,919	NR	Caesars Resort Collection LLC, (Restricted, cost — $97,222, acquired 10/4/17), 2.865% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	96,238
254,176	NR	Change Healthcare Holdings LLC, (Restricted, cost — $253,787, acquired 2/18/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 3/1/24(n)	254,739
207,895	NR	Charter Communications Operating LLC, (Restricted, cost — $208,544, acquired 2/7/20), 1.870% (1-Month USD-LIBOR + 1.750%) due 2/1/27(n)	207,880
346,992	NR	Charter Communications Operating LLC, (Restricted, cost — $347,933, acquired 10/24/19), 1.870% (1-Month USD-LIBOR + 1.750%) due 4/30/25(n)	347,308
199,400	NR	Citadel Securities LP, (Restricted, cost — $199,153, acquired 1/27/21) due 2/2/28(n)(o)	198,652
159,911	NR	CityCenter Holding LLC, (Restricted, cost — $159,135, acquired 1/28/21), 3.000% (1-Month USD-LIBOR + 2.250%) due 4/18/24(n)	158,882
232,714	NR	Clarios Global LP, (Restricted, cost — $231,031, acquired 3/18/19), 3.615% (1-Month USD-LIBOR + 3.500%) due 4/30/26(n)	233,490
427,225	NR	DCert Buyer Inc., (Restricted, cost — $427,554, acquired 8/8/19), 4.115% (1-Month USD-LIBOR + 4.000%) due 10/16/26(n)	428,331
194,890	NR	Dell International LLC, (Restricted, cost — $185,450, acquired 10/18/17), 2.750% (1-Month USD-LIBOR + 1.750%) due 9/19/25(n)	195,767
318,400	NR	Delta Air Lines Inc., (Restricted, cost — $315,456, acquired 4/27/20), 5.750% (1-Month USD-LIBOR + 4.750%) due 4/29/23(n)	321,485
174,930	NR	Edelman Financial Center LLC, (Restricted, cost — $175,412, acquired 4/22/19), 3.115% (1-Month USD-LIBOR + 3.000%) due 7/21/25(n)	173,805

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.7% — (continued)
$279,538	NR	Elanco Animal Health Inc., (Restricted, cost — $280,316, acquired 2/27/20), 1.873% (1-Month USD-LIBOR + 1.750%) due 8/1/27(n)	$279,313
109,331	NR	EyeCare Partners LLC, (Restricted, cost — $109,253, acquired 2/18/20), 3.865% (1-Month USD-LIBOR + 3.750%) due 2/18/27(n)	107,964
18,119	NR	FinCo I LLC, (Restricted, cost — $17,998, acquired 8/12/20), 2.615% (1-Month USD-LIBOR + 2.500%) due 6/27/25(n)	18,146
58,804	NR	First Eagle Holdings Inc., (Restricted, cost — $58,951, acquired 4/5/19), 2.754% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	58,751
217,417	NR	Focus Financial Partners LLC, (Restricted, cost — $218,007, acquired 2/18/20), 2.115% (1-Month USD-LIBOR + 2.000%) due 7/3/24(n)	216,998
20,000	NR	Formula One Management Ltd., (Restricted, cost — $19,619, acquired 8/12/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 2/1/24(n)	19,965
49,614	NR	Four Seasons Holdings Inc., (Restricted, cost — $49,800, acquired 11/21/19), 2.115% (1-Month USD-LIBOR + 2.000%) due 11/30/23(n)	49,564
159,200	NR	Froneri International Ltd., (Restricted, cost — $159,505, acquired 2/18/20), 2.365% (1-Month USD-LIBOR + 2.250%) due 1/29/27(n)	158,033
110,000	NR	Gainwell Acquisition Corp., (Restricted, cost — $108,419, acquired 2/12/21) due 10/1/27(n)(o)	109,909
75,577	NR	Garda World Security Corp., (Restricted, cost — $74,353, acquired 10/24/19), 4.990% (3-Month USD-LIBOR + 4.750%) due 10/30/26(n)	75,884
158,633	NR	Golden Nugget Inc., (Restricted, cost — $158,656, acquired 1/31/20), 3.250% (2-Month USD-LIBOR + 2.500%) due 10/4/23(n)	157,600
26,947	NR	HCA Inc., (Restricted, cost — $27,149, acquired 10/19/17), 1.865% (1-Month USD-LIBOR + 1.750%) due 3/13/25(n)	27,048
431,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost — $432,036, acquired 8/18/16), 1.868% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	431,405
181,895	NR	iHeartCommunications Inc., (Restricted, cost — $181,732, acquired 1/29/20), 3.115% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	180,485
140,000	NR	INEOS Styrolution Group GmbH, (Restricted, cost — $140,653, acquired 2/19/21), 3.250% (1-Month USD-LIBOR + 2.750%) due 1/29/26(n)	140,805
186,682	NR	Jane Street Group LLC, (Restricted, cost — $186,451, acquired 1/21/21) due 1/26/28(n)(o)	186,516
382,876	NR	Level 3 Financing Inc., (Restricted, cost — $382,599, acquired 2/16/21), 1.865% (1-Month USD-LIBOR + 1.750%) due 3/1/27(n)	382,118
214,384	NR	LifePoint Health Inc., (Restricted, cost — $212,689, acquired 8/16/19), 3.865% (1-Month USD-LIBOR + 3.750%) due 11/16/25(n)	214,897
193,869	NR	McAfee LLC, (Restricted, cost — $193,869, acquired 8/13/19), 3.865% (1-Month USD-LIBOR + 3.750%) due 9/30/24(n)	194,629
165,577	NR	Michaels Stores Inc., (Restricted, cost — $165,307, acquired 10/1/20), 4.250% (1-Month USD-LIBOR + 3.500%) due 10/1/27(n)	165,929
297,974	NR	MPH Acquisition Holdings LLC, (Restricted, cost — $297,572, acquired 10/13/17), 3.750% (3-Month USD-LIBOR + 2.750%) due 6/7/23(n)	298,059
490,185	NR	Nexstar Broadcasting Inc., (Restricted, cost — $488,971, acquired 8/16/19), 2.873% (1-Month USD-LIBOR + 2.750%) due 9/18/26(n)	491,680
130,403	NR	Numericable U.S. LLC, (Restricted, cost — $130,209, acquired 10/6/17), 3.800% (1-Month USD-LIBOR + 3.688%) due 1/31/26(n)	130,546
198,000	NR	Option Care Health Inc., (Restricted, cost — $196,659, acquired 5/22/19), 3.865% (1-Month USD-LIBOR + 3.750% ) due 8/6/26(n)	198,495
122,958	NR	PCI Gaming Authority, (Restricted, cost — $123,136, acquired 5/15/19), 2.615% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	123,009
350,000	NR	Phoenix Guarantor Inc., (Restricted, cost — $350,000, acquired 2/23/21) due 3/5/26(n)(o)	351,249
360,000	NR	PPD Inc., (Restricted, cost — $359,100, acquired 1/6/21), 2.750% (1-Month USD-LIBOR + 2.250%) due 1/13/28(n)	361,825
404,951	NR	Prime Security Services Borrower LLC, (Restricted, cost — $407,063, acquired 4/22/19), 3.500% (1-Month USD-LIBOR + 2.750%/3-Month USD-LIBOR + 2.750%) due 9/23/26(n)	405,881

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.7% — (continued)
$210,000	NR	Rackspace Technology Global Inc., (Restricted, cost — $210,563, acquired 2/19/21) due 2/15/28(n)(o)	$210,252
18,695	NR	Realogy Group LLC, (Restricted, cost — $18,076, acquired 8/12/20), 3.000% (1-Month USD-LIBOR + 2.250%) due 2/8/25(n)	18,676
340,000	NR	RealPage Inc., (Restricted, cost — $340,088, acquired 2/18/21) due 2/18/28(n)(o)	340,816
401,104	NR	Reynolds Consumer Products LLC, (Restricted, cost — $402,577, acquired 2/18/20), 1.865% (1-Month USD-LIBOR + 1.750%) due 2/4/27(n)	402,133
317,207	NR	Scientific Games International Inc., (Restricted, cost — $316,698, acquired 2/14/18), 2.865% (1-Month USD-LIBOR + 2.750%) due 8/14/24(n)	312,647
360,000	NR	Sotera Health Holdings LLC, (Restricted, cost — $362,813, acquired 1/20/21), 3.250% (2-Month USD-LIBOR + 2.750%) due 12/11/26(n)	360,562
981,936	NR	TKC Holdings Inc., (Restricted, cost — $981,936, acquired 4/30/19), 4.750% (2-Month-USD-LIBOR + 3.750%/3-Month USD-LIBOR + 3.750%) due 2/1/23(n)	968,434
213,715	NR	Trans Union LLC, (Restricted, cost — $214,594, acquired 2/16/21), 1.865% (1-Month USD-LIBOR + 1.750%) due 11/16/26(n)	214,205
20,000	NR	TransDigm Inc., (Restricted, cost — $19,702, acquired 2/9/21) due 12/9/25(n)(o)	19,769
441,923	NR	UFC Holdings LLC, (Restricted, cost — $445,238, acquired 4/30/19), 3.750% (3-Month USD-LIBOR + 3.000%) due 4/29/26(n)	443,339
358,125	NR	US Foods Inc., (Restricted, cost — $345,491, acquired 9/28/20), 1.865% (1-Month USD-LIBOR + 1.750%) due 6/27/23(n)	355,774
150,000	NR	VFH Parent LLC, (Restricted, cost — $148,409, acquired 10/30/20), 3.111% (1-Month USD-LIBOR + 3.000%) due 3/1/26(n)	150,578
350,000	NR	VICI Properties 1 LLC, (Restricted, cost — $348,875, acquired 2/20/20), 1.861% (1-Month USD-LIBOR + 1.750%) due 12/20/24(n)	348,273
430,000	NR	Virgin Media Bristol LLC, (Restricted, cost — $427,221, acquired 4/30/19), 2.612% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	429,682
104,918	NR	Western Digital Corp., (Restricted, cost — $105,967, acquired 10/27/17), 1.865% (1-Month USD-LIBOR + 1.750%) due 4/29/23(n)	105,199
506,250	NR	Wynn Resorts Ltd., (Restricted, cost — $504,842, acquired 11/22/19), 1.870% (1-Month USD-LIBOR + 1.750%) due 9/20/24(n)	493,594
80,000	NR	Zayo Group Holdings LLC, (Restricted, cost — $80,088, acquired 2/19/21) due 12/30/99(n)	80,025

		TOTAL SENIOR LOANS (Cost — $17,077,234)	17,092,488

ASSET-BACKED SECURITIES — 1.0%

Automobiles — 0.2%
		Credit Acceptance Auto Loan Trust:
228,572	AAA	Series 2018-3A, Class A, 3.550% due 8/15/27(a)	230,195
450,000	AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(a)	460,319
410,000	AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(a)	409,472
		Hertz Vehicle Financing II LP:
241,281	Baa1(b)	Series 2016-4A, Class A, 2.650% due 7/25/22(a)	242,681
80,080	Baa1(b)	Series 2018-1A, Class A, 3.290% due 2/25/24(a)	80,554
677,987	AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	689,693

		Total Automobiles	2,112,914

Credit Cards — 0.1%
315,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 0.877% (1-Month USD-LIBOR + 0.770%) due 5/14/29(c)	320,271

Student Loans — 0.7%
182,508	AA	College Ave Student Loans LLC, Series 2019-A, Class A2, 3.280% due 12/28/48(a)	189,765
177,283	Aaa(b)	ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1.468% (1-Month USD-LIBOR + 1.350%) due 7/26/66(a)(c)	183,175
151,063	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.362% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	152,546

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Student Loans — 0.7% — (continued)
$335,505	AAA	Navient Student Loan Trust, Series 2017-4A, Class A2, 0.618% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	$336,513
395,000	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 4.862% (1-Month USD-LIBOR + 4.750%) due 10/15/41(a)(c)	429,287
		SLM Student Loan Trust:
166,309	AA+	Series 2003-4, Class A5E, 0.967% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(c)	162,471
1,270,057	AAA	Series 2005-5, Class A4, 0.358% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	1,263,240
		SMB Private Education Loan Trust:
23,107	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	23,501
545,000	AAA	Series 2015-C, Class A3, 2.062% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	559,002
44,331	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	45,953
144,047	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	151,487
85,119	AAA	Series 2017-B, Class A2B, 0.862% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	85,557
345,543	AAA	Series 2018-A, Class A2B, 0.912% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	346,659
406,412	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	438,036
493,488	AAA	Series 2018-C, Class A2B, 0.862% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	492,134
100,000	AAA	Series 2020-A, Class A2B, 0.937% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	100,666
730,000	Aaa(b)	Series 2021-A, Class A2B, 1.590% due 1/15/53(a)	728,821
240,000	Aa2(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	237,507
		Sofi Professional Loan Program Trust:
306,616	AAA	Series 2018-B, Class A2FX, 3.340% due 8/25/47(a)	317,856
791,851	AAA	Series 2018-D, Class A2FX, 3.600% due 2/25/48(a)	827,183

		Total Student Loans	7,071,359

		TOTAL ASSET-BACKED SECURITIES (Cost — $9,396,414)	9,504,544

MUNICIPAL BONDS — 0.5%

California — 0.1%
25,000	AA	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Series B, AGM-Insured, 2.962% due 1/15/46	24,859
530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	725,538
100,000	AAA	San Diego Community College District, GO, 3.336% due 8/1/43	108,281
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	33,484
266,000	AA	Series AQ, 4.767% due 5/15/15	347,385

		Total California	1,239,547

Florida — 0.1%
135,000	A-	County of Miami-Dade FL Aviation Revenue, Revenue Bonds, AMT, Series A, 5.000% due 10/1/49(p)	161,531
155,000	A+	County of Miami-Dade FL, Revenue Bonds, Series B, 2.436% due 10/1/32	157,097
140,000	A+	Greater Orlando Aviation Authority, Revenue Bonds,, AMT, Series A, 4.000% due 10/1/49(p)	154,795

		Total Florida	473,423

Maryland — 0.0%
55,000	AA-	City of Baltimore MD Water Revenue, Revenue Bonds, Series A, 2.814% due 7/1/40	57,364

Massachusetts — 0.0%
155,000	AA	Commonwealth of Massachusetts, GO, 3.000% due 3/1/49	162,511
165,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, 3.104% due 8/1/39	177,115

		Total Massachusetts	339,626

Missouri — 0.0%
140,000	AA+	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, 3.229% due 5/15/50	154,414

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

New Jersey — 0.1%
$650,000		Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	$724,347
85,000		BBB	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	122,086

			Total New Jersey	846,433

New York — 0.2%
			City of New York:
375,000		AA	GO, Series A, 3.000% due 8/1/34	398,693
500,000		AA	Series G-1, 5.968% due 3/1/36	691,840
80,000		AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	89,022
160,000		AA+	New York City Water & Sewer System, Revenue Bonds, 4.000% due 6/15/50	183,604
350,000		AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	433,366
170,000		A	New York State Thruway Authority, Revenue Bonds, Series M, 2.900% due 1/1/35	182,876

			Total New York	1,979,401

Ohio — 0.0%
90,000		A-	City of Cleveland OH Airport System Revenue, Revenue Bonds, 2.882% due 1/1/31	93,925

Virginia — 0.0%
146,196		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	152,151

			TOTAL MUNICIPAL BONDS (Cost — $4,984,825)	5,336,284

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $975,981,302)	992,932,091

Face Amount†

SHORT-TERM INVESTMENTS — 10.7%

SOVEREIGN BONDS — 0.9%

Japan — 0.9%
			Japan Treasury Discount Bills:
330,000,000	JPY	NR	(0.090)% due 3/15/21(r)	3,096,545
325,000,000	JPY	NR	(0.105)% due 3/22/21(r)	3,049,765
325,000,000	JPY	NR	(0.098)% due 4/5/21(r)	3,049,579

			TOTAL SOVEREIGN BONDS (Cost — $9,416,525)	9,195,889

TIME DEPOSITS — 6.4%
12,710,858			Barclays Bank PLC — London, 0.000% due 3/1/21	12,710,858
			BBH — Grand Cayman:
247,719	GBP		0.000% due 3/1/21	345,048
1,780			0.000% due 3/1/21	1,780
363,974	EUR		Citibank — London, (0.710)% due 3/1/21	439,135
49,411,514			Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	49,411,514
18,125,990	JPY		Sumitomo Mitsui Banking Corp. — Tokyo, (0.320)% due 3/1/21	170,045

			TOTAL TIME DEPOSITS (Cost — $63,078,380)	63,078,380

U.S. GOVERNMENT OBLIGATIONS — 3.4%
			U.S. Cash Management Bills:
550,000			0.085% due 4/6/21(r)	549,953
50,000			0.090% due 5/4/21(r)	49,992
9,600,000			0.080% due 5/18/21(r)	9,598,339

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 3.4% (continued)
	U.S. Treasury Bills:
$590,000	0.085% due 3/2/21(r)	$589,999
1,410,000	0.105% due 4/1/21(r)	1,409,872
3,240,000	0.041% due 5/6/21(r)	3,239,756
10,585,000	0.051% due 8/12/21(r)	10,582,527
7,380,000	0.040% due 8/19/21(r)	7,378,598

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $33,399,036)	33,399,036

	TOTAL SHORT-TERM INVESTMENTS (Cost — $105,893,941)	105,673,305

	TOTAL INVESTMENTS IN SECURITIES (Cost — $1,081,875,243)	1,098,605,396

	TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $62,888)	87,144

	TOTAL INVESTMENTS — 111.4% (Cost — $1,081,938,131)	1,098,692,540

	Liabilities in Excess of Other Assets — (11.4)%	(112,300,182)

	TOTAL NET ASSETS — 100.0%	$986,392,358

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $110,485,583 and represents 11.2% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Principal only security.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rating by Fitch Ratings Service.
(k)	Interest only security.
(l)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2021.
(m)	Affiliated security (See Note 2). As at February 28, 2021, total cost and total market value of affiliated securities amounted to $1,176,456 and $1,209,782 respectively.
(n)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2021, amounts to $17,092,488 and represents 1.7% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(r)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2021, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Core Fixed Income Fund	$1,081,938,131	$43,958,308	$(24,769,746)	$19,188,562

Abbreviations used in this schedule:
ABS	— Asset-Based Security
ACES	— Alternative Credit Enhancement Securities
AGM	— Assured Guaranty Municipal Corporation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
GO	— General Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Incorporation
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	28.4%
U.S. Government Agencies & Obligations	24.3
Mortgage-Backed Securities	23.4
Collateralized Mortgage Obligations	8.6
Sovereign Bonds	2.8
Senior Loans	1.5
Asset-Backed Securities	0.9
Municipal Bonds	0.5
Purchased Options	0.0 *
Short-Term Investments	9.6

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At February 28, 2021, Core Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Cap Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,270,000	$2,457,450	OTC, USD ICE Swap 3-30 Year, Put	BCLY	1/19/24	2.750%	$59,132

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
249	$62,122,388	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.63	$28,012

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $62,888)				$87,144

At February 28, 2021, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
105	$26,196,188	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.75	$17,062
53	7,026,641	U.S. Treasury 10-Year Note May Futures, Call	GSC	4/23/21	$134.00	27,328
25	3,955,469	U.S. Treasury Bond May Futures, Call	GSC	4/23/21	$164.00	15,235

		Total Options on Futures				$59,625

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $74,332)				$59,625

At February 28, 2021, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	217	12/23	$53,759,367	$53,658,675	$(100,692)
90-Day Eurodollar March Futures	45	3/21	11,092,500	11,229,750	137,250
Euro-OAT March Futures	24	3/21	4,834,783	4,732,279	(102,504)
U.S. Treasury 2-Year Note June Futures	237	6/21	52,360,424	52,321,453	(38,971)
U.S. Treasury 5-Year Note June Futures	762	6/21	95,270,061	94,464,187	(805,874)
U.S. Treasury Long Bond June Futures	14	6/21	2,263,467	2,229,063	(34,404)
U.S. Treasury Ultra Long Bond June Futures	52	6/21	9,981,656	9,831,249	(150,407)

					(1,095,602)

Contracts to Sell:
90-Day Eurodollar December Futures	467	12/21	116,193,705	116,481,475	(287,770)
Euro-Bund March Futures	86	3/21	18,371,942	17,991,810	380,132
Japan Government 10-Year Bond March Futures	5	3/21	7,130,728	7,065,059	65,669
U.S. Treasury 2-Year Note June Futures	15	6/21	3,314,063	3,311,485	2,578
U.S. Treasury 10-Year Note June Futures	87	6/21	11,687,705	11,546,531	141,174
U.S. Treasury Ultra Long Bond June Futures	2	6/21	376,594	378,125	(1,531)
U.S. Ultra Long Bond June Futures	89	6/21	13,264,864	13,113,594	151,270

					451,522

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(644,080)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2021, Core Fixed Income Fund had deposited cash of $2,366,498 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2021, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	6,143,339	USD	4,794,944	CITI	$4,728,115	4/19/21	$(66,829)
Brazilian Real	174,640	USD	32,053	CITI	31,093	4/19/21	(960)
British Pound	1,655,489	USD	2,247,283	CITI	2,306,543	4/19/21	59,260
Canadian Dollar	13,181,556	USD	10,404,945	CITI	10,361,238	4/19/21	(43,707)
Euro	600,000	USD	728,959	CITI	724,749	4/19/21	(4,210)
Euro	370,000	USD	448,941	CITI	446,929	4/19/21	(2,012)
Indonesian Rupiah	78,867,595,537	USD	5,613,352	CITI	5,507,360	4/19/21	(105,992)
Japanese Yen	464,659,356	USD	4,508,192	CITI	4,361,715	4/19/21	(146,477)
Mexican Peso	11,524,054	USD	571,134	CITI	547,666	4/19/21	(23,468)
Russian Ruble	96,351,648	USD	1,278,891	CITI	1,284,766	4/19/21	5,875
Russian Ruble	91,240,000	USD	1,210,883	CITI	1,216,607	4/19/21	5,724
South African Rand	8,680,000	USD	582,582	CITI	569,697	4/19/21	(12,885)

							(335,681)

Contracts to Sell:
Chinese Offshore Renminbi	33,757	USD	5,191	CITI	5,186	4/19/21	5
Euro	7,763,124	USD	9,466,237	CITI	9,377,192	4/19/21	89,045
Japanese Yen	330,000,000	USD	3,170,958	GSC	3,096,269	3/15/21	74,689
Japanese Yen	325,000,000	USD	3,127,060	GSC	3,049,644	3/22/21	77,416
Japanese Yen	325,000,000	USD	3,132,319	GSC	3,050,208	4/5/21	82,111

							323,266

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(12,415)

At February 28, 2021, Core Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	3-Month BRL-CDI-Compounded	7.024%	1/4/27	CITI	BRL	18,325,000	$44,933	$7,443	$37,490

At February 28, 2021, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.380%	2/28/25	6-Month	USD	21,841,000	$(231,288)	$(11,744)	$(219,544)
Receive	3-Month USD-LIBOR	0.450%	5/15/27	6-Month	USD	23,485,000	882,851	(22,976)	905,827
Receive	3-Month USD-LIBOR	0.900%	3/17/50	6-Month	USD	1,492,000	344,201	(45)	344,246
Receive	3-Month USD-LIBOR	1.000%	2/15/47	6-Month	USD	9,250,000	1,765,142	110,349	1,654,793
Receive	3-Month USD-LIBOR	1.200%	10/7/50	6-Month	USD	662,000	107,285	(290)	107,575

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	28-Day	MXN	15,700,000	$3,664	$–	$3,664
Receive	3-Month USD-LIBOR	1.225%	2/15/47	6-Month	USD	724,000	102,878	832	102,046
Receive	3-Month USD-LIBOR	2.000%	2/15/47	6-Month	USD	1,630,000	(25,488)	1,749	(27,237)
Receive	U.S. Federal Funds Effective Rate Index	0.560%	7/20/45	12-Month	USD	730,000	167,081	–	167,081

							$3,116,326	$77,875	$3,038,451

At February 28, 2021, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $506,890 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
BRL	— Brazilian Real	BCLY	—Barclays Bank PLC
EUR	— Euro	CITI	— Citigroup Global Markets Inc.
GBP	— British Pound	GSC	— Goldman Sachs & Co.
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

See pages 269-270 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 89.4%

Advertising — 0.6%
$318,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.750% due 4/15/28(a)	$322,603
		National CineMedia LLC:
321,000	CCC+	Senior Secured Notes, 5.875% due 4/15/28(a)	296,122
137,000	CCC-	Senior Unsecured Notes, 5.750% due 8/15/26	117,623
		Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes:
262,000	B+	6.250% due 6/15/25(a)	278,211
27,000	B+	4.625% due 3/15/30(a)	26,764
547,000	CCC+	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	586,658

		Total Advertising	1,627,981

Aerospace/Defense — 1.6%
290,000	BBB-	Boeing Co. (The), Senior Unsecured Notes, 5.150% due 5/1/30	336,487
233,000	BB+	Howmet Aerospace Inc., Senior Unsecured Notes, 6.875% due 5/1/25	269,977
366,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	376,522
388,000	BB-	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27(a)	420,010
420,000	BB	Signature Aviation US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	430,500
95,000	B	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	100,700
		TransDigm Inc.:
		Company Guaranteed Notes:
1,260,000	B-	6.500% due 5/15/25	1,286,459
897,000	B-	4.625% due 1/15/29(a)	883,545
		Senior Secured Notes:
170,000	B+	8.000% due 12/15/25(a)	185,258
400,000	B+	6.250% due 3/15/26(a)	422,022

		Total Aerospace/Defense	4,711,480

Airlines — 1.2%
200,000	BB+	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	232,470
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
145,000	Baa1(b)	4.500% due 10/20/25(a)	154,638
516,000	Baa1(b)	4.750% due 10/20/28(a)	570,988
380,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	401,139
1,192,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	1,303,750
670,000	Ba3(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	755,559
210,000	BBB-	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	219,707

		Total Airlines	3,638,251

Apparel — 0.1%
		William Carter Co. (The), Company Guaranteed Notes:
55,000	BB+	5.500% due 5/15/25(a)	58,128
184,000	BB+	5.625% due 3/15/27(a)	194,120

		Total Apparel	252,248

Auto Manufacturers — 3.7%
		Ford Motor Co., Senior Unsecured Notes:
386,000	BB+	8.500% due 4/21/23	432,320
986,000	BB+	9.000% due 4/22/25	1,198,232
393,000	BB+	9.625% due 4/22/30	556,608
218,000	BB+	7.450% due 7/16/31	282,991
141,000	BB+	4.750% due 1/15/43	142,798
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
400,000	BB+	3.813% due 10/12/21	405,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Auto Manufacturers — 3.7% — (continued)
$1,260,000	BB+	3.087% due 1/9/23	$1,280,884
2,370,000	BB+	3.096% due 5/4/23	2,406,214
335,000	BB+	3.370% due 11/17/23	344,564
500,000	BB+	4.542% due 8/1/26	534,375
468,000	BB+	4.125% due 8/17/27	493,155
624,000	BB+	3.815% due 11/2/27	645,450
502,000	BB+	2.900% due 2/16/28	497,608
320,000	BB+	5.113% due 5/3/29	350,800
400,000	BB+	4.000% due 11/13/30	409,500
180,000	B+	Navistar International Corp., Senior Secured Notes, 9.500% due 5/1/25(a)	201,712
500,000	B+	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	551,100

		Total Auto Manufacturers	10,733,795

Auto Parts & Equipment — 0.9%
670,000	B	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27	700,411
80,000	B	Clarios Global LP, Senior Secured Notes, 6.750% due 5/15/25(a)	86,006
		Clarios Global LP/Clarios US Finance Co.:
674,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/27(a)	728,358
450,000	B	Senior Secured Notes, 6.250% due 5/15/26(a)	479,439
494,000	CCC	Real Hero Merger Sub 2 Inc., Senior Unsecured Notes, 6.250% due 2/1/29(a)	509,438

		Total Auto Parts & Equipment	2,503,652

Banks — 2.3%
		Barclays PLC:
230,000	B+	Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	259,738
390,000	BB+	Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(c)	450,925
200,000	A-	BNP Paribas SA, Senior Unsecured Notes, 3.052% (SOFR + 1.507%) due 1/13/31(a)(c)	210,843
860,000	BB	CIT Group Inc., Subordinated Notes, 6.125% due 3/9/28	1,067,312
260,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	282,750
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	242,320
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	BB-	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	256,642
200,000	BB-	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	219,260
		Goldman Sachs Group Inc. (The):
150,000	BBB+	Senior Unsecured Notes, 3.500% due 4/1/25	163,878
190,000	BBB-	Subordinated Notes, 5.150% due 5/22/45	248,449
200,000	A-	HSBC Holdings PLC, Senior Unsecured Notes, 4.950% due 3/31/30	240,135
667,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 4.600% (SOFR + 3.125%)(c)(d)	681,174
		Natwest Group PLC:
700,000	B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(c)(d)	724,304
230,000	BBB	Senior Unsecured Notes, 3.073% (1-Year CMT Index + 2.550%) due 5/22/28(c)	243,403
200,000	BB	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	218,889
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	560,573
220,000	BB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(d)	220,550
		Wells Fargo & Co., Senior Unsecured Notes:
130,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	135,148
170,000	BBB+	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(c)	224,497

		Total Banks	6,650,790

Beverages — 0.1%
300,000	B	Primo Water Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	309,033

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Biotechnology — 0.1%
$250,000	BB-	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	$253,984
30,000	NR	Halozyme Therapeutics Inc., Senior Unsecured Notes, 0.250% due 3/1/27(a)(e)	29,604

		Total Biotechnology	283,588

Building Materials — 1.4%
152,000	BB-	Boise Cascade Co., Company Guaranteed Notes, 4.875% due 7/1/30(a)	162,309
		Builders FirstSource Inc.:
93,000	B+	Company Guaranteed Notes, 5.000% due 3/1/30(a)	97,855
368,000	BB+	Senior Secured Notes, 6.750% due 6/1/27(a)	395,140
320,000	B-	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	328,600
414,000	CCC	CP Atlas Buyer Inc., Senior Unsecured Notes, 7.000% due 12/1/28(a)	430,819
322,000	BB+	Masonite International Corp., Company Guaranteed Notes, 5.375% due 2/1/28(a)	340,254
931,000	B+	SRM Escrow Issuer LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	968,822
		Standard Industries Inc., Senior Unsecured Notes:
427,000	BBB-	5.000% due 2/15/27(a)	441,678
248,000	BBB-	4.375% due 7/15/30(a)	256,299
		Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes:
390,000	BB	5.125% due 6/1/25(a)	397,272
290,000	BB	5.250% due 1/15/29(a)	308,125

		Total Building Materials	4,127,173

Chemicals — 1.1%
360,000	BB	INEOS Quattro Finance 2 PLC, Senior Secured Notes, 3.375% due 1/15/26(a)	359,550
340,000	BB-	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 4.250% due 12/15/25(a)	344,682
473,000	B+	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	491,239
500,000	BB-	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	524,757
400,000	BB+	SPCM SA, Senior Unsecured Notes, 4.875% due 9/15/25(a)	412,500
600,000	BB-	Valvoline Inc., Company Guaranteed Notes, 4.250% due 2/15/30(a)	618,900
319,000	BB-	WR Grace & Co.-Conn, Company Guaranteed Notes, 4.875% due 6/15/27(a)	331,138

		Total Chemicals	3,082,766

Commercial Services — 4.0%
60,000	NR	Alarm.Com Holding Inc., Senior Unsecured Notes, zero coupon, due 1/15/26(a)	58,336
		Allied Universal Holdco LLC/Allied Universal Finance Corp.:
678,000	B-	Senior Secured Notes, 6.625% due 7/15/26(a)	718,680
31,000	CCC	Senior Unsecured Notes, 9.750% due 7/15/27(a)	34,264
222,000	BB-	AMN Healthcare Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	226,374
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
50,000	B	6.375% due 4/1/24(a)	50,781
150,000	B	5.250% due 3/15/25(a)	151,178
265,000	B	5.750% due 7/15/27(a)	274,259
620,000	B	Carriage Services Inc., Company Guaranteed Notes, 6.625% due 6/1/26(a)	653,207
		CoreCivic Inc., Company Guaranteed Notes:
380,000	BB	5.000% due 10/15/22	383,236
120,000	BB	4.625% due 5/1/23	116,400
142,000	CCC+	Garda World Security Corp., Senior Unsecured Notes, 9.500% due 11/1/27(a)	153,600
		Gartner Inc., Company Guaranteed Notes:
197,000	BB	4.500% due 7/1/28(a)	207,096
701,000	BB	3.750% due 10/1/30(a)	710,639
		Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes:
194,000	B+	4.625% due 6/15/25(a)	202,561
172,000	B+	5.000% due 6/15/28(a)	181,675
673,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	703,251

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 4.0% — (continued)
$610,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	$621,438
1,321,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	1,312,744
		Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes:
96,000	BB-	5.625% due 10/1/28(a)	101,700
96,000	BB-	5.875% due 10/1/30(a)	103,980
1,180,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(a)	1,224,061
320,000	B	Rent-A-Center Inc., Senior Unsecured Notes, 6.375% due 2/15/29(a)(e)	333,635
330,000	B	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	391,875
280,000	B+	ServiceMaster Co. LLC (The), Senior Unsecured Notes, 7.450% due 8/15/27	334,863
490,000	B	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 4.625% due 11/1/26(a)	513,667
403,000	CCC	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	364,967
53,000	B	Tms International Holding Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	54,336
720,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.250% due 1/15/30	793,350
570,000	B+	WW International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	595,966

		Total Commercial Services	11,572,119

Computers — 1.0%
296,000	BB-	Booz Allen Hamilton Inc., Company Guaranteed Notes, 3.875% due 9/1/28(a)	304,196
88,000	BB	Crowdstrike Holdings Inc., Company Guaranteed Notes, 3.000% due 2/15/29	88,084
		Dell International LLC/EMC Corp.:
105,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	108,820
		Senior Secured Notes:
19,000	BBB-	5.850% due 7/15/25(a)	22,327
390,000	BBB-	6.020% due 6/15/26(a)	466,569
538,000	BBB-	6.100% due 7/15/27(a)	658,106
20,000	BBB-	6.200% due 7/15/30(a)	25,312
		Presidio Holdings Inc.:
409,000	CCC+	Company Guaranteed Notes, 8.250% due 2/1/28(a)	452,969
79,000	B	Senior Secured Notes, 4.875% due 2/1/27(a)	82,493
313,000	BB-	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	326,841
300,000	BB-	Unisys Corp., Senior Secured Notes, 6.875% due 11/1/27(a)	330,750

		Total Computers	2,866,467

Cosmetics/Personal Care — 0.2%
		Edgewell Personal Care Co.:
296,000	BB	Company Guaranteed Notes, 5.500% due 6/1/28(a)	314,587
240,000	BB	Senior Unsecured Notes, 4.125% due 4/1/29(a)(e)	239,400

		Total Cosmetics/Personal Care	553,987

Distribution/Wholesale — 0.4%
103,009	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(e)(f)	115,933
550,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	529,788
160,000	B	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	168,501
428,000	BB-	Univar Solutions USA Inc., Company Guaranteed Notes, 5.125% due 12/1/27(a)	447,983

		Total Distribution/Wholesale	1,262,205

Diversified Financial Services — 1.5%
470,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 4.750% due 12/15/24(a)	480,281
1,554,375	B1(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(f)	1,446,502
520,000	B	LD Holdings Group LLC, Company Guaranteed Notes, 6.500% due 11/1/25(a)	552,500
350,000	B+	Navient Corp., Senior Unsecured Notes, 6.625% due 7/26/21	355,906

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 1.5% — (continued)
$325,000	CCC+	NFP Corp., Senior Unsecured Notes, 6.875% due 8/15/28(a)	$336,027
298,000	Ba2(b)	PRA Group Inc., Company Guaranteed Notes, 7.375% due 9/1/25(a)	318,388
110,000	BB+	Quicken Loans LLC, Company Guaranteed Notes, 5.250% due 1/15/28(a)	116,262
550,000	BB+	Quicken Loans LLC/Quicken Loans Co.-Issuer Inc., Company Guaranteed Notes, 3.875% due 3/1/31(a)	547,250
190,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	202,231

		Total Diversified Financial Services	4,355,347

Electric — 1.8%
		Calpine Corp.:
190,000	BB+	Senior Secured Notes, 4.500% due 2/15/28(a)	195,510
		Senior Unsecured Notes:
781,000	B+	5.125% due 3/15/28(a)	786,010
150,000	B+	4.625% due 2/1/29(a)	148,350
400,000	B+	5.000% due 2/1/31(a)	396,488
394,000	BB+	Drax Finco PLC, Senior Secured Notes, 6.625% due 11/1/25(a)	409,514
340,000	BB	FirstEnergy Corp., Senior Unsecured Notes, 4.400% due 7/15/27	374,435
402,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	450,119
		NRG Energy Inc., Company Guaranteed Notes:
755,000	BB+	5.750% due 1/15/28	803,603
138,000	BB+	3.375% due 2/15/29(a)	136,016
27,000	BB+	5.250% due 6/15/29(a)	28,625
230,000	BB+	3.625% due 2/15/31(a)	224,946
145,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	151,146
		Talen Energy Supply LLC:
40,000	CCC+	Company Guaranteed Notes, 10.500% due 1/15/26(a)	38,700
470,000	BB-	Senior Secured Notes, 6.625% due 1/15/28(a)	486,655
		Vistra Operations Co. LLC:
53,000	BB+	Company Guaranteed Notes, 5.000% due 7/31/27(a)	55,518
508,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	562,762

		Total Electric	5,248,397

Electrical Components & Equipment — 0.1%
152,000	B+	Energizer Holdings Inc., Company Guaranteed Notes, 4.375% due 3/31/29(a)	151,848
201,000	BB-	WESCO Distribution Inc., Company Guaranteed Notes, 7.250% due 6/15/28(a)	223,644

		Total Electrical Components & Equipment	375,492

Electronics — 0.4%
		Sensata Technologies Inc., Company Guaranteed Notes:
874,000	BB+	4.375% due 2/15/30(a)	933,541
150,000	BB+	3.750% due 2/15/31(a)	150,750

		Total Electronics	1,084,291

Energy — Alternate Sources — 0.3%
707,000	B+	Enviva Partners LP/Enviva Partners Finance Corp., Company Guaranteed Notes, 6.500% due 1/15/26(a)	741,024
243,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 5.000% due 1/31/28(a)	268,971

		Total Energy — Alternate Sources	1,009,995

Engineering & Construction — 0.5%
700,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	725,641
350,000	B	frontdoor Inc., Company Guaranteed Notes, 6.750% due 8/15/26(a)	373,188
400,000	BB	TopBuild Corp., Senior Unsecured Notes, 3.625% due 3/15/29(a)	402,500
85,000	BB-	Weekley Homes LLC/Weekley Finance Corp., Senior Unsecured Notes, 4.875% due 9/15/28(a)	89,022

		Total Engineering & Construction	1,590,351

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Entertainment — 2.3%
$460,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	$485,229
338,000	CCC	AMC Entertainment Holdings Inc., Senior Secured Notes, 10.500% due 4/15/25(a)	356,277
550,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	573,840
		Caesars Entertainment Inc.:
814,000	B	Senior Secured Notes, 6.250% due 7/1/25(a)	862,840
440,000	CCC+	Senior Unsecured Notes, 8.125% due 7/1/27(a)	480,451
319,000	CCC+	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	317,084
		Cinemark USA Inc.:
415,000	B	Company Guaranteed Notes, 4.875% due 6/1/23	411,508
64,000	BB-	Senior Secured Notes, 8.750% due 5/1/25(a)	69,880
453,000	CCC-	Gateway Casinos & Entertainment Ltd., Secured Notes, 8.250% due 3/1/24(a)	430,350
128,000	CCC+	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	130,732
		Live Nation Entertainment Inc.:
276,000	B-	Company Guaranteed Notes, 4.750% due 10/15/27(a)	279,247
89,000	B+	Senior Secured Notes, 3.750% due 1/15/28(a)	89,363
172,000	CCC+	Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, Senior Unsecured Notes, 8.500% due 11/15/27(a)	185,223
230,000	B-	Powdr Corp., Senior Secured Notes, 6.000% due 8/1/25(a)	241,213
		Scientific Games International Inc.:
50,000	B-	Company Guaranteed Notes, 7.000% due 5/15/28(a)	53,069
630,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	647,880
250,000	BB-	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	250,000
390,000	BB-	Stars Group Holdings BV/Stars Group US Co-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(a)	410,475
400,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 7.750% due 4/15/25(a)	434,566

		Total Entertainment	6,709,227

Environmental Control — 1.2%
		Clean Harbors Inc., Company Guaranteed Notes:
123,000	BB+	4.875% due 7/15/27(a)	128,435
189,000	BB+	5.125% due 7/15/29(a)	204,202
685,000	B	Covanta Holding Corp., Company Guaranteed Notes, 5.000% due 9/1/30	711,544
		GFL Environmental Inc.:
		Senior Secured Notes:
217,000	BB-	4.250% due 6/1/25(a)	222,877
761,000	BB-	3.750% due 8/1/25(a)	776,696
313,000	BB-	3.500% due 9/1/28(a)	306,349
652,000	B-	Senior Unsecured Notes, 8.500% due 5/1/27(a)	718,423
224,000	CCC+	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	242,480
249,000	B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	256,698

		Total Environmental Control	3,567,704

Food — 2.0%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
438,000	BB-	5.875% due 2/15/28(a)	467,210
90,000	BB-	3.500% due 3/15/29(a)	86,580
39,000	BB-	4.875% due 2/15/30(a)	40,376
93,000	B-	Chobani LLC/Chobani Finance Corp., Inc., Senior Secured Notes, 4.625% due 11/15/28(a)	96,255
172,000	BB+	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Unsecured Notes, 5.500% due 1/15/30(a)	192,855

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Food — 2.0% — (continued)
		Kraft Heinz Foods Co., Company Guaranteed Notes:
$199,000	BB+	3.875% due 5/15/27	$216,451
699,000	BB+	4.250% due 3/1/31	781,939
89,000	BB+	4.625% due 10/1/39	101,646
60,000	BB+	5.000% due 6/4/42	70,098
60,000	BB+	5.200% due 7/15/45	72,185
1,289,000	BB+	4.375% due 6/1/46	1,398,050
75,000	BB+	4.875% due 10/1/49	87,668
499,000	BB+	5.500% due 6/1/50	637,048
		Post Holdings Inc., Company Guaranteed Notes:
575,000	B+	5.000% due 8/15/26(a)	600,314
123,000	B+	4.625% due 4/15/30(a)	124,999
430,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	436,353
305,000	B+	US Foods Inc., Senior Unsecured Notes, 4.750% due 2/15/29(a)	310,719

		Total Food	5,720,746

Forest Products & Paper — 0.1%
180,000	B+	Mercer International Inc., Senior Unsecured Notes, 5.125% due 2/1/29(a)	183,375

Gas — 0.1%
320,000	Ba3(b)	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes, 5.625% due 5/20/24	354,899

Healthcare — Products — 0.2%
348,000	BB-	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(a)	363,232
268,000	B	Varex Imaging Corp., Senior Secured Notes, 7.875% due 10/15/27(a)	295,470

		Total Healthcare — Products	658,702

Healthcare — Services — 5.9%
130,000	B*	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.000% due 4/15/29(a)	135,525
20,000	CCC	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	18,850
530,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	555,175
		Centene Corp., Senior Unsecured Notes:
30,000	BBB-	4.750% due 1/15/25	30,765
68,000	BBB-	4.250% due 12/15/27	70,750
1,662,000	BBB-	4.625% due 12/15/29	1,791,885
527,000	BBB-	3.375% due 2/15/30	542,810
417,000	BBB-	3.000% due 10/15/30	424,068
447,000	BBB-	2.500% due 3/1/31	434,158
		CHS/Community Health Systems Inc.:
		Secured Notes:
76,000	CCC-	8.125% due 6/30/24(a)	79,420
1,096,000	CCC-	6.875% due 4/15/29(a)	1,127,510
		Senior Secured Notes:
640,000	B-	6.625% due 2/15/25(a)	674,241
60,000	B-	8.000% due 3/15/26(a)	64,260
183,000	B-	5.625% due 3/15/27(a)	192,962
164,000	B-	6.000% due 1/15/29(a)	174,045
179,000	B-	4.750% due 2/15/31(a)	176,485
204,000	B+	DaVita Inc., Company Guaranteed Notes, 3.750% due 2/15/31(a)	195,301
		Encompass Health Corp., Company Guaranteed Notes:
250,000	B+	4.500% due 2/1/28	260,325
100,000	B+	4.750% due 2/1/30	105,956
171,000	B+	4.625% due 4/1/31	181,858
		HCA Inc., Company Guaranteed Notes:
775,000	BB-	5.375% due 2/1/25	871,088
280,000	BB-	5.375% due 9/1/26	320,101

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 5.9% — (continued)
$325,000	BB-	5.625% due 9/1/28	$378,805
385,000	BB-	5.875% due 2/1/29	454,514
960,000	BB-	3.500% due 9/1/30	993,568
80,000	BB-	7.500% due 11/6/33	110,285
160,000	BB-	7.500% due 11/15/95	218,510
250,000	BB	IQVIA Inc., Company Guaranteed Notes, 5.000% due 5/15/27(a)	262,054
		Legacy LifePoint Health LLC, Senior Secured Notes:
203,000	B	6.750% due 4/15/25(a)	215,180
523,000	B	4.375% due 2/15/27(a)	521,211
362,000	CCC+	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	364,273
237,000	B+	ModivCare Inc., Company Guaranteed Notes, 5.875% due 11/15/25(a)	251,664
		Molina Healthcare Inc., Senior Unsecured Notes:
132,000	BB-	4.375% due 6/15/28(a)	137,082
324,000	BB-	3.875% due 11/15/30(a)	338,544
221,000	B-	Prime Healthcare Services Inc., Senior Secured Notes, 7.250% due 11/1/25(a)	236,746
290,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	317,222
494,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	533,320
244,000	B-	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	252,845
80,000	CCC	Surgery Center Holdings Inc., Company Guaranteed Notes, 10.000% due 4/15/27(a)	89,152
410,000	BB-	Syneos Health Inc., Company Guaranteed Notes, 3.625% due 1/15/29(a)	402,569
		Tenet Healthcare Corp.:
59,000	CCC+	Company Guaranteed Notes, 6.125% due 10/1/28(a)	62,095
		Senior Secured Notes:
10,000	B1(b)	4.625% due 9/1/24(a)	10,259
710,000	BB-	7.500% due 4/1/25(a)	773,130
542,000	BB-	4.875% due 1/1/26(a)	560,932
62,000	BB-	5.125% due 11/1/27(a)	65,144
313,000	BB-	4.625% due 6/15/28(a)	324,975
514,000	CCC+	Senior Unsecured Notes, 6.750% due 6/15/23	555,418
300,000	CCC	US Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	330,563

		Total Healthcare — Services	17,187,598

Home Builders — 1.5%
		Brookfield Residential Properties Inc./Brookfield Residential US Corp., Company Guaranteed Notes:
82,000	B+	6.250% due 9/15/27(a)	86,561
59,000	B+	4.875% due 2/15/30(a)	59,760
660,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	682,206
735,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	775,425
		Forestar Group Inc., Company Guaranteed Notes:
180,000	B+	8.000% due 4/15/24(a)	187,856
630,000	B+	5.000% due 3/1/28(a)	659,827
250,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	266,515
217,000	BB-	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	228,066
351,000	BB+	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	463,978
		Shea Homes LP/Shea Homes Funding Corp., Senior Unsecured Notes:
253,000	BB-	4.750% due 2/15/28(a)	261,697
94,000	BB-	4.750% due 4/1/29(a)	96,820
		Taylor Morrison Communities Inc.:
		Company Guaranteed Notes:
233,000	BB	5.875% due 6/15/27(a)	260,326
191,000	BB	5.750% due 1/15/28(a)	213,562
146,000	BB	Senior Unsecured Notes, 5.125% due 8/1/30(a)	157,012
70,000	BB-	Tri Pointe Homes Inc., Company Guaranteed Notes, 5.700% due 6/15/28	78,050

		Total Home Builders	4,477,661

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Household Products/Wares — 0.3%
		Central Garden & Pet Co., Company Guaranteed Notes:
$10,000	BB	5.125% due 2/1/28	$10,586
65,000	BB	4.125% due 10/15/30	67,617
200,000	B+	Prestige Brands Inc., Company Guaranteed Notes, 5.125% due 1/15/28(a)	209,640
		Spectrum Brands Inc., Company Guaranteed Notes:
265,000	B	5.000% due 10/1/29(a)	282,887
150,000	B	5.500% due 7/15/30(a)	161,923

		Total Household Products/Wares	732,653

Insurance — 1.2%
600,000	CCC+	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	621,600
521,000	B-	AmWINS Group Inc., Company Guaranteed Notes, 7.750% due 7/1/26(a)	557,371
450,000	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK) due 10/15/25(a)(f)	478,125
669,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	697,703
480,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	543,094
514,000	CCC+	USI Inc., Senior Unsecured Notes, 6.875% due 5/1/25(a)	525,239

		Total Insurance	3,423,132

Internet — 1.6%
98,000	BB-	ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(a)	100,389
268,000	B	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	270,734
241,000	B	Cars.com Inc., Company Guaranteed Notes, 6.375% due 11/1/28(a)	252,749
280,000	CCC+	Endurance Acquisition Merger Sub, Senior Unsecured Notes, 6.000% due 2/15/29(a)	271,950
		Expedia Group Inc., Company Guaranteed Notes:
204,000	BBB-	6.250% due 5/1/25(a)	238,552
40,000	BBB-	7.000% due 5/1/25(a)	44,153
401,000	BB-	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	421,802
350,000	BB	Match Group Holdings II LLC, Senior Unsecured Notes, 4.625% due 6/1/28(a)	364,019
		Netflix Inc., Senior Unsecured Notes:
1,300,000	BB+	5.875% due 11/15/28	1,557,725
770,000	BB+	6.375% due 5/15/29	957,688
130,000	BB+	4.875% due 6/15/30(a)	149,662

		Total Internet	4,629,423

Investment Companies — 0.3%
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
531,000	BB	6.250% due 5/15/26	559,302
260,000	BB	5.250% due 5/15/27	273,650

		Total Investment Companies	832,952

Iron/Steel — 0.6%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	38,015
		Allegheny Technologies Inc., Senior Unsecured Notes:
223,000	B	7.875% due 8/15/23	243,711
16,000	B	5.875% due 12/1/27	16,930
307,000	B-	Big River Steel LLC/BRS Finance Corp., Senior Secured Notes, 6.625% due 1/31/29(a)	329,718
		Cleveland-Cliffs Inc., Senior Secured Notes:
198,000	B	9.875% due 10/17/25(a)	231,660
470,000	B	6.750% due 3/15/26(a)	504,075
308,000	Ba3(b)	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(a)	331,485

		Total Iron/Steel	1,695,594

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Leisure Time — 2.8%
		Carnival Corp.:
$88,000	BB-	Senior Secured Notes, 11.500% due 4/1/23(a)	$100,448
		Senior Unsecured Notes:
112,000	B+	7.625% due 3/1/26(a)	117,880
788,000	B+	5.750% due 3/1/27(a)	800,805
		Life Time Inc.:
184,000	CCC-	Company Guaranteed Notes, 8.000% due 4/15/26(a)	186,760
219,000	B-	Senior Secured Notes, 5.750% due 1/15/26(a)	223,106
		NCL Corp., Ltd.:
358,000	B	Company Guaranteed Notes, 5.875% due 3/15/26(a)	360,578
		Senior Secured Notes:
390,000	BB-	12.250% due 5/15/24(a)	464,100
765,000	BB-	10.250% due 2/1/26(a)	891,225
530,000	B	Senior Unsecured Notes, 3.625% due 12/15/24(a)	496,385
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
38,000	NR	4.250% due 6/15/23(a)	57,862
63,000	B	7.500% due 10/15/27	71,525
145,000	B	3.700% due 3/15/28	137,659
660,000	BB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	684,410
		Viking Cruises Ltd.:
555,000	CCC	Company Guaranteed Notes, 5.875% due 9/15/27(a)	535,339
640,000	CCC+	Senior Secured Notes, 13.000% due 5/15/25(a)	754,646
718,000	CCC	Senior Unsecured Notes, 7.000% due 2/15/29(a)	726,975
88,000	B-	Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes, 5.625% due 2/15/29(a)	88,792
1,535,000	B	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	1,520,287

		Total Leisure Time	8,218,782

Lodging — 1.5%
370,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	393,125
650,000	BB	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	689,019
		MGM Resorts International, Company Guaranteed Notes:
375,000	BB-	7.750% due 3/15/22	396,797
140,000	BB-	5.750% due 6/15/25	154,424
353,000	BB-	4.750% due 10/15/28	368,066
200,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 3.800% due 1/8/26	218,060
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	38,946
246,000	BB-	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	261,707
		Wynn Macau Ltd., Senior Unsecured Notes:
1,410,000	BB-	5.625% due 8/26/28(a)	1,479,090
230,000	BB-	5.125% due 12/15/29(a)	235,008

		Total Lodging	4,234,242

Machinery — Construction & Mining — 0.2%
660,000	BB	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	685,450

Machinery — Diversified — 0.5%
340,000	B+	ATS Automation Tooling Systems Inc., Senior Unsecured Notes, 4.125% due 12/15/28(a)	344,480
490,000	BB+	Clark Equipment Co., Senior Secured Notes, 5.875% due 6/1/25(a)	518,481
530,000	B	Vertical US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	553,519

		Total Machinery — Diversified	1,416,480

Media — 7.6%
750,000	B	Altice Financing SA, Senior Secured Notes, 7.500% due 5/15/26(a)	783,832

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 7.6% — (continued)
$90,000	B-	Beasley Mezzanine Holdings LLC, Senior Secured Notes, 8.625% due 2/1/26(a)	$91,350
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
110,000	BB	5.125% due 5/1/27(a)	115,234
524,000	BB	5.375% due 6/1/29(a)	565,323
1,038,000	BB	4.750% due 3/1/30(a)	1,084,658
1,851,000	BB	4.500% due 8/15/30(a)	1,918,367
1,409,000	BB	4.500% due 5/1/32(a)	1,449,509
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
60,000	BBB-	4.908% due 7/23/25	68,310
190,000	BBB-	5.750% due 4/1/48	232,178
324,000	CCC	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/24	337,973
		CSC Holdings LLC:
		Company Guaranteed Notes:
1,430,000	BB	5.375% due 2/1/28(a)	1,515,371
200,000	BB	3.375% due 2/15/31(a)	192,250
		Senior Unsecured Notes:
300,000	B	6.750% due 11/15/21	310,312
1,450,000	B	5.750% due 1/15/30(a)	1,549,695
343,000	B	4.625% due 12/1/30(a)	342,096
589,000	CCC+	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(a)	417,277
1,970,000	B-	DISH DBS Corp., Company Guaranteed Notes, 7.750% due 7/1/26	2,170,477
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	47,455
15,000	CCC+	3.375% due 8/15/26	14,142
		iHeartCommunications Inc.:
330,471	CCC+	Company Guaranteed Notes, 8.375% due 5/1/27	350,838
		Senior Secured Notes:
3,854	B+	6.375% due 5/1/26	4,085
840,000	B+	5.250% due 8/15/27(a)	862,420
40,000	NR	Liberty Broadband Corp., Senior Unsecured Notes, 1.250% due 9/30/50(a)	40,046
150,000	NR	Liberty Latin America Ltd., Senior Unsecured Notes, 2.000% due 7/15/24	147,655
227,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	240,124
		Sirius XM Radio Inc., Company Guaranteed Notes:
66,000	BB	4.625% due 7/15/24(a)	67,980
1,208,000	BB	5.000% due 8/1/27(a)	1,259,624
		TEGNA Inc., Company Guaranteed Notes:
94,000	BB-	4.750% due 3/15/26(a)	99,875
60,000	BB-	4.625% due 3/15/28(a)	61,648
123,000	BB-	5.000% due 9/15/29	128,343
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	212,116
100,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	148,575
251,000	B	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	262,923
300,000	B	Univision Communications Inc., Senior Secured Notes, 9.500% due 5/1/25(a)	328,410
550,000	B	UPC Holding BV, Senior Secured Notes, 5.500% due 1/15/28(a)	566,844
656,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	662,560
207,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	210,881
		Virgin Media Secured Finance PLC, Senior Secured Notes:
400,000	BB-	5.500% due 8/15/26(a)	417,200
1,560,000	BB-	5.500% due 5/15/29(a)	1,674,520
340,000	B	Virgin Media Vendor Financing Notes IV DAC, Senior Unsecured Notes, 5.000% due 7/15/28(a)	348,537
250,000	B-	Ziggo Bonds Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(a)	260,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 7.6% — (continued)
		Ziggo BV, Senior Secured Notes:
$385,000	B+	5.500% due 1/15/27(a)	$400,729
201,000	B+	4.875% due 1/15/30(a)	210,171

		Total Media	22,172,881

Metal Fabricate/Hardware — 0.0%
29,000	CCC	Hillman Group Inc. (The), Company Guaranteed Notes, 6.375% due 7/15/22(a)	29,193

Mining — 3.0%
131,000	B+	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	138,494
330,000	B+	Compass Minerals International Inc., Company Guaranteed Notes, 6.750% due 12/1/27(a)	355,308
500,000	B	Constellium SE, Company Guaranteed Notes, 5.875% due 2/15/26(a)	514,938
379,000	BB-	Eldorado Gold Corp., Secured Notes, 9.500% due 6/1/24(a)	422,071
		First Quantum Minerals Ltd., Company Guaranteed Notes:
800,000	CCC+	7.250% due 4/1/23(a)	817,460
725,000	CCC+	7.500% due 4/1/25(a)	749,469
590,000	CCC+	6.875% due 10/15/27(a)	640,888
		Freeport-McMoRan Inc., Company Guaranteed Notes:
190,000	BB	4.625% due 8/1/30	210,287
1,977,000	BB	5.450% due 3/15/43	2,462,571
		Hudbay Minerals Inc., Company Guaranteed Notes:
260,000	B	7.625% due 1/15/25(a)	271,179
180,000	B	4.500% due 4/1/26(a)	182,705
417,000	B	6.125% due 4/1/29(a)	450,448
224,000	B	Joseph T Ryerson & Son Inc., Senior Secured Notes, 8.500% due 8/1/28(a)	245,700
		New Gold Inc.:
190,000	B	Company Guaranteed Notes, 6.375% due 5/15/25(a)	196,531
408,000	B	Senior Unsecured Notes, 7.500% due 7/15/27(a)	431,221
130,000	WR(b)	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)(e)(g)	94
		Novelis Corp., Company Guaranteed Notes:
350,000	B+	5.875% due 9/30/26(a)	365,312
209,000	B+	4.750% due 1/30/30(a)	218,212

		Total Mining	8,672,888

Miscellaneous Manufacturers — 0.1%
9,666	CCC+(h)	Anagram International Inc./Anagram Holdings LLC, Secured Notes, 10.000% (5.000% cash and 5.000% PIK or 10.000% cash) due 8/15/26(a)(f)	9,811
		Bombardier Inc., Senior Unsecured Notes:
336,000	CCC	6.125% due 1/15/23(a)	332,724
24,000	CCC	7.875% due 4/15/27(a)	21,582

		Total Miscellaneous Manufacturers	364,117

Office/Business Equipment — 0.1%
300,000	BB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 4.250% due 4/1/28	311,485

Oil & Gas — 7.7%
120,000	B	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	125,100
		Apache Corp., Senior Unsecured Notes:
130,000	BB+	4.625% due 11/15/25	134,875
160,000	BB+	4.875% due 11/15/27	168,240
154,000	BB+	4.375% due 10/15/28	156,156
230,000	BB+	7.750% due 12/15/29	264,356
376,000	BB+	4.250% due 1/15/30	379,525
250,000	BB+	5.100% due 9/1/40	255,551

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 7.7% — (continued)
$50,000	B-	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes, 7.000% due 11/1/26(a)	$50,094
1,070,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	1,033,684
		Cenovus Energy Inc., Senior Unsecured Notes:
320,000	BBB-	6.750% due 11/15/39	413,258
30,000	BBB-	5.400% due 6/15/47	34,317
		Centennial Resource Production LLC, Company Guaranteed Notes:
420,000	CCC+	5.375% due 1/15/26(a)	368,287
69,000	CCC+	6.875% due 4/1/27(a)	62,229
		Chesapeake Energy Corp., Company Guaranteed Notes:
85,000	BB-	5.500% due 2/1/26(a)	88,774
95,000	BB-	5.875% due 2/1/29(a)	101,863
276,000	BB-	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(a)	289,283
288,000	B	Colgate Energy Partners III LLC, Senior Unsecured Notes, 7.750% due 2/15/26(a)	281,880
		Comstock Resources Inc., Company Guaranteed Notes:
40,000	B	7.500% due 5/15/25(a)	41,775
500,000	B	9.750% due 8/15/26	544,375
		Continental Resources Inc., Company Guaranteed Notes:
587,000	BB+	4.375% due 1/15/28	618,387
825,000	BB+	5.750% due 1/15/31(a)	933,488
10,000	BB+	4.900% due 6/1/44	10,019
716,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	724,524
544,000	B+	CVR Energy Inc., Company Guaranteed Notes, 5.750% due 2/15/28(a)	540,034
230,000	B	Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., Senior Unsecured Notes, 7.750% due 12/15/25(a)	245,381
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
385,000	BB-	6.625% due 7/15/25(a)	405,266
848,000	BB-	5.750% due 1/30/28(a)	897,608
		EQT Corp., Senior Unsecured Notes:
783,000	BB	7.625% due 2/1/25	910,606
150,000	BB	3.900% due 10/1/27	156,187
500,000	BB	5.000% due 1/15/29	548,750
100,000	BB	8.500% due 2/1/30	130,919
		Great Western Petroleum LLC/Great Western Finance Corp.:
36,000	B-	Secured Notes, 12.000% due 9/1/25(a)	32,706
60,000	CCC	Senior Unsecured Notes, 9.000% due 9/30/21(a)	60,015
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
145,000	BB-	5.750% due 2/1/29(a)	148,172
116,000	BB-	6.000% due 2/1/31(a)	118,106
		Laredo Petroleum Inc., Company Guaranteed Notes:
15,000	B-	9.500% due 1/15/25	14,278
23,000	B-	10.125% due 1/15/28	22,034
390,000	B	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	380,738
		MEG Energy Corp., Company Guaranteed Notes:
1,165,000	B-	7.125% due 2/1/27(a)	1,232,459
440,000	B-	5.875% due 2/1/29(a)	447,832
		Nabors Industries Ltd., Company Guaranteed Notes:
22,000	CCC-	7.250% due 1/15/26(a)	19,573
24,000	CCC-	7.500% due 1/15/28(a)	20,790
750,000	BB-	Neptune Energy Bondsco PLC, Senior Unsecured Notes, 6.625% due 5/15/25(a)	759,375
210,000	B	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	207,443
		Occidental Petroleum Corp., Senior Unsecured Notes:
10,000	BB-	1.644% (3-Month USD-LIBOR + 1.450%) due 8/15/22(c)	9,779
218,000	BB-	2.700% due 2/15/23	213,505

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 7.7% — (continued)
$40,000	BB-	3.450% due 7/15/24	$39,700
241,000	BB-	2.900% due 8/15/24	234,553
100,000	BB-	3.400% due 4/15/26	97,219
425,000	BB-	8.500% due 7/15/27	509,609
122,000	BB-	6.375% due 9/1/28	135,649
126,000	BB-	3.500% due 8/15/29	120,355
884,000	BB-	8.875% due 7/15/30	1,131,520
333,000	BB-	6.625% due 9/1/30	379,287
462,000	BB-	6.125% due 1/1/31	513,109
105,000	BB-	6.200% due 3/15/40	113,663
108,000	BB-	4.625% due 6/15/45	98,550
202,000	BB-	4.200% due 3/15/48	172,457
161,000	BB-	4.400% due 8/15/49	142,083
		Ovintiv Inc., Company Guaranteed Notes:
52,000	BBB-	8.125% due 9/15/30	68,823
233,000	BBB-	6.500% due 2/1/38	283,482
160,000	BB	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 9.250% due 5/15/25(a)	156,180
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	48,930
20,000	BB-	5.750% due 2/1/29	22,397
		Precision Drilling Corp., Company Guaranteed Notes:
5,000	B	7.750% due 12/15/23	5,035
266,000	B	5.250% due 11/15/24	249,209
255,000	B	7.125% due 1/15/26(a)	247,828
		Range Resources Corp., Company Guaranteed Notes:
45,000	B+	5.000% due 3/15/23	45,309
500,000	B+	4.875% due 5/15/25	495,125
110,000	B+	9.250% due 2/1/26	119,841
360,000	B+	8.250% due 1/15/29(a)	387,567
754,000	BB-	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	785,604
66,000	CCC+	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(a)	42,034
		Southwestern Energy Co., Company Guaranteed Notes:
20,000	BB-	7.500% due 4/1/26	21,084
222,000	BB-	8.375% due 9/15/28	245,865
598,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 2/15/26	616,753
293,625	CCC+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	280,962
20,000	CCC+	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	18,738

		Total Oil & Gas	22,430,116

Oil & Gas Services — 0.1%
153,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	159,694
25,000	D	Nine Energy Service Inc., Company Guaranteed Notes, 8.750% due 11/1/23(a)	12,047
179,000	BB+	TechnipFMC PLC, Company Guaranteed Notes, 6.500% due 2/1/26(a)	187,193

		Total Oil & Gas Services	358,934

Packaging & Containers — 1.5%
1,031,000	B-	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(f)	1,091,571
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
350,000	BB	Senior Secured Notes, 3.250% due 9/1/28(a)	350,000
590,000	B+	Senior Unsecured Notes, 4.000% due 9/1/29(a)	590,000
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
200,000	B-	Company Guaranteed Notes, 6.000% due 2/15/25(a)	206,940
260,000	BB-	Senior Secured Notes, 4.125% due 8/15/26(a)	269,401
95,000	BB	Berry Global Inc., Secured Notes, 5.125% due 7/15/23	96,662

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Packaging & Containers — 1.5% — (continued)
$310,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	$328,019
25,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	26,984
370,000	CCC+	Flex Acquisition Co., Inc., Senior Unsecured Notes, 7.875% due 7/15/26(a)	384,800
490,000	B+	Greif Inc., Company Guaranteed Notes, 6.500% due 3/1/27(a)	515,419
500,000	BB	Silgan Holdings Inc., Company Guaranteed Notes, 4.750% due 3/15/25	507,438

		Total Packaging & Containers	4,367,234

Pharmaceuticals — 3.5%
		AdaptHealth LLC, Company Guaranteed Notes:
345,000	B+	6.125% due 8/1/28(a)	366,490
484,000	B+	4.625% due 8/1/29(a)	485,375
		Bausch Health Americas Inc., Company Guaranteed Notes:
680,000	B	9.250% due 4/1/26(a)	753,644
1,557,000	B	8.500% due 1/31/27(a)	1,724,634
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
35,000	B	6.125% due 4/15/25(a)	35,827
380,000	B	9.000% due 12/15/25(a)	413,981
121,000	B	7.000% due 1/15/28(a)	131,081
868,000	B	5.000% due 2/15/29(a)	879,393
1,452,000	B	6.250% due 2/15/29(a)	1,546,380
720,000	B	7.250% due 5/30/29(a)	798,887
93,000	B	5.250% due 2/15/31(a)	94,628
		Senior Secured Notes:
327,000	BB	5.500% due 11/1/25(a)	336,875
117,000	BB	5.750% due 8/15/27(a)	126,287
540,000	B	Cheplapharm Arzneimittel GmbH, Senior Secured Notes, 5.500% due 1/15/28(a)	551,475
140,000	A-	Cigna Corp., Senior Unsecured Notes, 2.400% due 3/15/30	141,531
290,000	CCC+	Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes, 9.500% due 7/31/27(a)	327,156
196,000	BB-	Herbalife Nutrition Ltd./HLF Financing Inc., Company Guaranteed Notes, 7.875% due 9/1/25(a)	212,415
60,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(a)	62,460
320,000	B+	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	344,419
80,000	BB-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	80,334
800,000	BB-	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 7.125% due 1/31/25	867,496

		Total Pharmaceuticals	10,280,768

Pipelines — 4.1%
		Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes:
40,000	B	5.375% due 9/15/24	40,400
183,000	B	7.875% due 5/15/26(a)	199,470
339,000	B	5.750% due 3/1/27(a)	340,907
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
590,000	B	7.625% due 12/15/25(a)	635,480
320,000	B	6.625% due 7/15/26(a)	324,000
		Buckeye Partners LP, Senior Unsecured Notes:
189,000	BB	4.125% due 3/1/25(a)	193,607
309,000	BB	4.500% due 3/1/28(a)	313,635
619,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 7.000% due 6/30/24	717,991
		Cheniere Energy Inc.:
240,000	BB	Senior Secured Notes, 4.625% due 10/15/28(a)	250,500
730,000	NR	Senior Unsecured Notes, 4.250% due 3/15/45	603,862
		Cheniere Energy Partners LP:

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 4.1% — (continued)
$464,000	BB	Company Guaranteed Notes, 4.500% due 10/1/29	$487,311
344,000	BB	Senior Secured Notes, 5.250% due 10/1/25	353,993
340,000	BB	Senior Unsecured Notes, 4.000% due 3/1/31(a)	343,087
220,000	BB-	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(a)	227,150
		DCP Midstream Operating LP, Company Guaranteed Notes:
120,000	BB+	6.450% due 11/3/36(a)	134,760
550,000	BB+	6.750% due 9/15/37(a)	621,500
		EnLink Midstream LLC, Company Guaranteed Notes:
63,000	BB+	5.625% due 1/15/28(a)	63,669
36,000	BB+	5.375% due 6/1/29	35,708
		EQM Midstream Partners LP, Senior Unsecured Notes:
300,000	BB-	4.000% due 8/1/24	303,470
331,000	BB-	6.000% due 7/1/25(a)	350,446
302,000	BB-	6.500% due 7/1/27(a)	324,386
340,000	BB-	5.500% due 7/15/28	350,924
180,000	BB-	4.500% due 1/15/29(a)	174,825
180,000	BB-	4.750% due 1/15/31(a)	173,700
250,000	BB-	6.500% due 7/15/48	236,875
226,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 8.000% due 1/15/27	228,873
483,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(c)(d)	399,431
540,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	537,894
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
23,000	BB	6.500% due 7/15/27	24,786
260,000	BB	5.000% due 1/15/28	271,176
423,000	BB	6.875% due 1/15/29	469,795
430,000	BB	4.875% due 2/1/31(a)	441,610
370,000	BBB	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	395,036
		Western Midstream Operating LP, Senior Unsecured Notes:
250,000	BB	4.350% due 2/1/25	256,700
250,000	BB	3.950% due 6/1/25	252,969
26,000	BB	4.500% due 3/1/28	27,040
124,000	BB	4.750% due 8/15/28	130,206
199,000	BB	5.300% due 2/1/30	215,988
410,000	BB	5.500% due 8/15/48	424,350

		Total Pipelines	11,877,510

Real Estate — 0.9%
1,084,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	1,145,880
228,000	B+	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	235,695
450,000	BB	Kennedy-Wilson Inc., Company Guaranteed Notes, 5.000% due 3/1/31	465,187
		Realogy Group LLC/Realogy Co.-Issuer Corp.:
360,000	B-	Company Guaranteed Notes, 5.750% due 1/15/29(a)	362,142
440,000	B+	Secured Notes, 7.625% due 6/15/25(a)	478,067

		Total Real Estate	2,686,971

Real Estate Investment Trusts (REITs) — 3.2%
370,000	NR	Apollo Commercial Real Estate Finance Inc., Senior Unsecured Notes, 4.750% due 8/23/22	363,525
310,000	NR	Blackstone Mortgage Trust Inc., Senior Unsecured Notes, 4.375% due 5/5/22	316,375
250,000	BB+	Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 5.750% due 5/15/26(a)	257,969

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 3.2% — (continued)
$500,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	$517,332
		Diversified Healthcare Trust:
		Company Guaranteed Notes:
450,000	BB	9.750% due 6/15/25	507,375
431,000	BB	4.375% due 3/1/31	427,875
450,000	BB-	Senior Unsecured Notes, 4.750% due 2/15/28	444,375
320,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	326,674
320,000	NR	GEO Corrections Holdings Inc., Company Guaranteed Notes, 6.500% due 2/23/26(a)	330,022
		GEO Group Inc. (The), Company Guaranteed Notes:
180,000	B+	5.875% due 10/15/24	140,962
780,000	B+	6.000% due 4/15/26	571,350
368,000	BB+	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 6.000% due 4/15/25(a)	386,860
310,000	B+	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(a)	299,925
		MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes:
273,000	BB-	5.750% due 2/1/27	308,917
125,000	BB-	3.875% due 2/15/29(a)	126,512
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
700,000	BBB-	5.000% due 10/15/27	746,882
60,000	BBB-	4.625% due 8/1/29	64,613
290,000	BB-	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 5.875% due 10/1/28(a)	304,319
		Service Properties Trust:
		Company Guaranteed Notes:
217,000	BB	7.500% due 9/15/25	246,362
364,000	BB	5.500% due 12/15/27	391,274
		Senior Unsecured Notes:
333,000	BB-	3.950% due 1/15/28	308,649
31,000	BB-	4.950% due 10/1/29	29,973
220,000	B+	Starwood Property Trust Inc., Senior Unsecured Notes, 5.500% due 11/1/23(a)	229,625
16,000	CCC	Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, Company Guaranteed Notes, 7.125% due 12/15/24(a)	16,472
232,000	CCC	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	234,830
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
513,000	BB	4.250% due 12/1/26(a)	529,839
610,000	BB	4.625% due 12/1/29(a)	641,348
160,000	BB	4.125% due 8/15/30(a)	166,600

		Total Real Estate Investment Trusts (REITs)	9,236,834

Retail — 4.0%
514,000	BB+	1011778 BC ULC/New Red Finance Inc., Senior Secured Notes, 5.750% due 4/15/25(a)	548,859
393,000	B	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	415,487
		Asbury Automotive Group Inc., Company Guaranteed Notes:
45,000	BB	4.500% due 3/1/28	46,462
181,000	BB	4.750% due 3/1/30	189,824
266,000	BB+	Burlington Coat Factory Warehouse Corp., Senior Secured Notes, 6.250% due 4/15/25(a)	282,292
494,000	B-	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	524,875
322,000	CCC	Ferrellgas LP/Ferrellgas Finance Corp., Senior Secured Notes, 10.000% due 4/15/25(a)	357,822
370,000	BB	FirstCash Inc., Company Guaranteed Notes, 4.625% due 9/1/28(a)	385,094
230,000	CCC+	Foundation Building Materials Inc., Company Guaranteed Notes, 6.000% due 3/1/29(a)	229,713
591,000	CCC	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(a)	601,715
195,000	BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	197,194

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 4.0% — (continued)
		IRB Holding Corp.:
$93,000	CCC+	Company Guaranteed Notes, 6.750% due 2/15/26(a)	$95,906
546,000	B	Senior Secured Notes, 7.000% due 6/15/25(a)	593,379
715,000	B	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	734,216
		L Brands Inc.:
		Company Guaranteed Notes:
319,000	B+	9.375% due 7/1/25(a)	395,161
690,000	B+	5.250% due 2/1/28	739,594
679,000	B+	6.625% due 10/1/30(a)	763,451
119,000	B+	6.875% due 11/1/35	143,871
64,000	B+	6.750% due 7/1/36	77,080
99,000	BB	Senior Secured Notes, 6.875% due 7/1/25(a)	108,307
10,000	B-	Senior Unsecured Notes, 7.600% due 7/15/37	11,575
199,000	BB	Lithia Motors Inc., Company Guaranteed Notes, 4.375% due 1/15/31(a)	209,323
320,000	CCC+	Michaels Stores Inc., Company Guaranteed Notes, 8.000% due 7/15/27(a)	342,141
		Murphy Oil USA Inc., Company Guaranteed Notes:
440,000	BB+	5.625% due 5/1/27	465,982
27,000	BB+	4.750% due 9/15/29	29,020
68,000	BB+	3.750% due 2/15/31(a)	68,043
510,000	CCC+	Party City Holdings Inc., Senior Secured Notes, 8.750% due 2/15/26(a)	521,156
		PetSmart Inc./PetSmart Finance Corp.:
760,000	CCC+	Company Guaranteed Notes, 7.750% due 2/15/29(a)	816,164
250,000	BB-	Senior Secured Notes, 4.750% due 2/15/28(a)	259,300
		Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes:
400,000	B	5.500% due 11/1/23	403,250
270,000	B	5.625% due 12/1/25	276,480
310,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	322,400
231,000	CCC+	White Capital Buyer LLC, Senior Unsecured Notes, 6.875% due 10/15/28(a)	245,293
145,000	CCC+	White Capital Parent LLC, Senior Unsecured Notes, 8.250% (0.000% cash or 8.250% PIK) due 3/15/26(a)(f)	153,248
240,000	B+	Yum! Brands Inc., Senior Unsecured Notes, 3.625% due 3/15/31	231,000

		Total Retail	11,784,677

Semiconductors — 0.4%
		Entegris Inc., Company Guaranteed Notes:
305,000	BB	4.625% due 2/10/26(a)	315,334
380,000	BB	4.375% due 4/15/28(a)	399,657
340,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	355,198

		Total Semiconductors	1,070,189

Software — 1.0%
546,000	B+	Black Knight InfoServ LLC, Company Guaranteed Notes, 3.625% due 9/1/28(a)	543,461
222,000	BB+	CDK Global Inc., Senior Unsecured Notes, 5.250% due 5/15/29(a)	239,163
380,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	397,100
		Dropbox Inc., Senior Unsecured Notes:
40,000	NR	zero coupon, due 3/1/26(a)	39,568
30,000	NR	zero coupon, due 3/1/28(a)	29,636
587,000	BB	Open Text Corp., Company Guaranteed Notes, 3.875% due 2/15/28(a)	597,548
362,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 2/15/30(a)	376,603
		Rackspace Technology Global Inc.:
313,000	B-	Company Guaranteed Notes, 5.375% due 12/1/28(a)	323,485
460,000	B+	Senior Secured Notes, 3.500% due 2/15/28(a)	452,139
20,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	21,206

		Total Software	3,019,909

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 5.4%
		Altice France Holding SA:
$295,000	CCC+	Company Guaranteed Notes, 6.000% due 2/15/28(a)	$289,278
350,000	CCC+	Senior Secured Notes, 10.500% due 5/15/27(a)	394,161
		Altice France SA, Senior Secured Notes:
1,870,000	B	7.375% due 5/1/26(a)	1,953,121
600,000	B	8.125% due 2/1/27(a)	654,693
200,000	B	5.125% due 1/15/29(a)	201,478
620,000	CCC+	CommScope Inc., Company Guaranteed Notes, 8.250% due 3/1/27(a)	654,878
		CommScope Technologies LLC, Company Guaranteed Notes:
512,000	CCC+	6.000% due 6/15/25(a)	522,184
40,000	CCC+	5.000% due 3/15/27(a)	39,258
550,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	570,969
330,000	(P)CCC+	Frontier Communications Corp., Secured Notes, 6.750% due 5/1/29(a)	345,469
470,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	525,883
550,000	WR(b)	Intelsat Jackson Holdings SA, Senior Secured Notes, 8.000% due 2/15/24(a)(e)(g)	568,788
146,000	B-	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(a)	152,753
445,000	BB-	Lumen Technologies Inc., Senior Unsecured Notes, 6.750% due 12/1/23	494,277
		Sprint Capital Corp., Company Guaranteed Notes:
592,000	BB	6.875% due 11/15/28	749,990
1,815,000	BB	8.750% due 3/15/32	2,702,535
15,000	BB	Sprint Communications Inc., Company Guaranteed Notes, 6.000% due 11/15/22	16,052
		Sprint Corp., Company Guaranteed Notes:
1,000,000	BB	7.250% due 9/15/21	1,030,110
114,000	BB	7.875% due 9/15/23	130,672
280,000	BB	7.625% due 3/1/26	343,976
380,000	BB	Switch Ltd., Company Guaranteed Notes, 3.750% due 9/15/28(a)	387,838
425,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	460,783
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
1,310,000	BB	6.500% due 1/15/26	1,352,575
45,000	BB	4.500% due 2/1/26	46,046
176,000	BB	2.250% due 2/15/26	175,542
60,000	BB	4.750% due 2/1/28	63,529
220,000	BB	2.625% due 2/15/29	215,600
132,000	BB	2.875% due 2/15/31	129,690
200,000	BBB-	Senior Secured Notes, 4.500% due 4/15/50(a)	222,550
258,000	BB+	ViaSat Inc., Senior Secured Notes, 5.625% due 4/15/27(a)	270,739

		Total Telecommunications	15,665,417

Transportation — 0.9%
329,000	NR	Air Transport Services Group Inc., Senior Unsecured Notes, 1.125% due 10/15/24	361,397
401,000	B+	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	416,789
464,000	B-	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 6.500% due 6/15/27(a)	499,461
320,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	374,176
		XPO Logistics Inc., Company Guaranteed Notes:
430,000	BB-	6.125% due 9/1/23(a)	437,794
423,000	BB-	6.250% due 5/1/25(a)	454,852

		Total Transportation	2,544,469

Trucking & Leasing — 0.3%
870,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	899,906

		TOTAL CORPORATE BONDS & NOTES (Cost — $243,161,993)	260,341,526

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 6.8%
$245,313	NR	ACProducts Inc., (Restricted, cost — $234,891, acquired 4/17/20), 7.500% (3-Month USD-LIBOR + 6.500%) due 8/18/25(i)	$251,676
59,550	NR	Acrisure LLC, (Restricted, cost — $59,423, acquired 1/31/20), 3.615% (1-Month USD-LIBOR + 3.500%) due 2/15/27(i)	59,289
283,000	NR	AlixPartners LLP due 2/4/28(j)	283,338
417,815	NR	Allen Media LLC, (Restricted, cost — $409,024, acquired 7/14/20), 5.754% (3-Month USD-LIBOR + 5.500%) due 2/10/27(i)	418,273
109,173	NR	Allied Universal Holdco LLC, (Restricted, cost — $104,860, acquired 5/21/20), 4.365% (1-Month USD-LIBOR + 4.250%) due 7/10/26(i)	109,500
29,854	NR	AmeriLife Holdings LLC, (Restricted, cost — $29,788, acquired 2/6/20), 4.123% (1-Month USD-LIBOR + 4.000%) due 3/18/27(i)	29,860
228,253	NR	Applovin Corp., (Restricted, cost — $222,255, acquired 4/16/20), 3.615% (1-Month USD-LIBOR + 3.500%) due 8/15/25(i)	228,416
170,000	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost — $161,392, acquired 5/21/20), 1.865% (1-Month USD-LIBOR + 1.750%) due 3/11/25(i)	168,512
310,000	NR	Arctic Canadian Diamond Company Ltd., (Restricted, cost — $310,000, acquired 2/2/21) due 12/31/27(e)(i)(j)	309,921
248,406	NR	Asurion LLC, (Restricted, cost — $243,743, acquired 4/8/20), 3.365% (1-Month USD-LIBOR + 3.250%) due 12/23/26(i)	247,999
262,000	NR	Asurion LLC due 7/31/27(j)	261,411
660,000	NR	Asurion LLC due 1/31/28(j)	680,110
29,475	NR	athenahealth Inc., (Restricted, cost — $29,057, acquired 2/7/19), 4.453% (3-Month USD-LIBOR + 4.250%) due 2/11/26(i)	29,710
58,179	NR	Clarios Global LP, (Restricted, cost — $58,108, acquired 4/3/19), 3.615% (1-Month USD-LIBOR + 3.500%) due 4/30/26(i)	58,373
228,266	NR	Commscope Inc., (Restricted, cost — $220,428, acquired 4/17/20), 3.365% (1-Month USD-LIBOR + 3.250%) due 4/6/26(i)	228,499
57,000	NR	CoreCivic Inc., (Restricted, cost — $54,831, acquired 12/12/19), 5.500% (1-Month USD-LIBOR + 4.500%) due 12/18/24(i)	55,584
55,000	NR	CP Atlas Buyer Inc., 4.250% (3-Month USD-LIBOR + 3.750%) due 11/23/27	55,059
327,525	NR	DCert Buyer Inc., (Restricted, cost — $318,475, acquired 4/17/20), 4.115% (1-Month USD-LIBOR + 4.000%) due 10/16/26(i)	328,373
590,000	NR	DCert Buyer Inc., (Restricted, cost — $588,528, acquired 2/16/21) due 10/16/26(e)(i)(j)	591,528
80,000	NR	Deerfield Dakota Holding LLC, (Restricted, cost — $78,944, acquired 3/5/20), 9.000% (1-Month USD-LIBOR + 8.000%) due 4/10/28(i)	81,800
626,850	NR	Delta Air Lines Inc., (Restricted, cost — $619,159, acquired 4/27/20), 5.750% (1-Month USD-LIBOR + 4.750%) due 4/29/23(i)	632,924
262,946	NR	Endurance International Group Holdings Inc. due 2/10/28(j)	261,631
349,448	NR	Envision Healthcare Corp., 3.865% (1-Month USD-LIBOR + 3.750%) due 10/10/25	301,618
268,650	NR	Equinox Holdings Inc., (Restricted, cost — $262,109, acquired 6/9/20), 10.000% (3-Month USD-LIBOR + 9.000%) due 3/8/24(i)	271,337
40,000	NR	EyeCare Partners LLC, (Restricted, cost — $39,651, acquired 2/18/20), 8.365% (1-Month USD-LIBOR + 8.250%) due 2/18/28(i)	38,500
59,635	NR	EyeCare Partners LLC, (Restricted, cost — $59,584, acquired 2/5/20), 3.865% (1-Month USD-LIBOR + 3.750%) due 2/18/27(i)	58,890
128,973	NR	First Eagle Holdings Inc., (Restricted, cost — $120,094, acquired 5/21/20), 2.754% (3-Month USD-LIBOR + 2.500%) due 2/1/27(i)	128,856
214,550	NR	Flutter Entertainment PLC, 3.754% (3-Month USD-LIBOR + 3.500%) due 7/10/25	215,639
258,015	NR	Focus Financial Partners LLC, (Restricted, cost — $247,143, acquired 4/24/20), 2.115% (1-Month USD-LIBOR + 2.000%) due 7/3/24(i)	257,519
449,550	NR	Gannett Holdings LLC, (Restricted, cost — $440,658, acquired 1/29/21), 7.750% (3-Month USD-LIBOR + 7.000%) due 2/9/26(i)	450,114
480,000	NR	Garda World Security Corp., (Restricted, cost — $460,194, acquired 4/17/20), 4.990% (3-Month USD-LIBOR + 4.750%) due 10/30/26(i)	481,949

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 6.8% — (continued)
$78,794	NR	Global Tel*Link Corp., (Restricted, cost — $76,257, acquired 8/16/19), 4.365% (1-Month USD-LIBOR + 4.250%) due 11/29/25(i)	$74,282
240,000	NR	Great American Outdoors Group LLC, (Restricted, cost — $238,800, acquired 2/26/21), 0.000% due 2/25/28(i)(j)	240,974
228,271	NR	Grifols Worldwide Operations Ltd., (Restricted, cost — $224,469, acquired 4/16/20), 2.090% (1-Week USD-LIBOR + 2.000%) due 11/15/27(i)	228,009
291,712	NR	Herbalife Nutrition Ltd., 2.615% (1-Month USD-LIBOR + 2.500%) due 8/18/25	292,702
325,216	NR	Hillman Group Inc., 4.115% (1-Month USD-LIBOR + 4.000%) due 5/30/25	325,725
315,000	NR	IRB Holding Corp. due 12/15/27(j)	316,658
496,173	NR	IRB Holding Corp., (Restricted, cost — $452,129, acquired 4/17/20), 3.750% (3-Month USD-LIBOR + 2.750%) due 2/5/25(i)	499,585
39,400	NR	Jane Street Group LLC, (Restricted, cost — $39,352, acquired 1/21/21) due 1/26/28(i)(j)	39,365
419,250	NR	JetBlue Airways Corp., (Restricted, cost — $418,371, acquired 6/12/20), 6.250% (3-Month USD-LIBOR + 5.250%) due 6/17/24(i)	432,484
200,000	NR	Level 3 Financing Inc., (Restricted, cost — $192,881, acquired 5/22/20), 1.865% (1-Month USD-LIBOR + 1.750%) due 3/1/27(i)	199,604
70,138	NR	LifePoint Health Inc., (Restricted, cost — $70,033, acquired 2/11/20), 3.865% (1-Month USD-LIBOR + 3.750%) due 11/16/25(i)	70,306
301,000	NR	LogMeIn Inc. due 8/31/27(j)	301,346
70,997	NR	McAfee LLC, (Restricted, cost — $71,073, acquired 8/16/19), 3.865% (1-Month USD-LIBOR + 3.750%) due 9/30/24(i)	71,275
39,743	NR	Michaels Stores Inc., (Restricted, cost — $38,645, acquired 9/17/20), 4.250% (1-Month USD-LIBOR + 3.500%) due 10/1/27(i)	39,828
353,000	NR	Mileage Plus Holdings LLC, (Restricted, cost — $348,681, acquired 6/25/20), 6.250% (3-Month USD-LIBOR + 5.250%) due 6/21/27(i)	377,703
224,527	NR	Nexstar Broadcasting Inc., (Restricted, cost — $217,726, acquired 4/8/20), 2.873% (1-Month USD-LIBOR + 2.750%) due 9/18/26(i)	225,212
266,983	NR	Nielsen Finance LLC, 4.750% (1-Month USD-LIBOR + 3.750%) due 6/4/25	270,272
112,323	NR	Peraton Corp., (Restricted, cost — $111,761, acquired 2/23/21) due 2/1/28(i)(j)	112,884
197,677	NR	Peraton Corp., (Restricted, cost — $196,689, acquired 2/23/21) due 2/1/28(i)(j)	198,666
940,000	NR	Petco Animal Supplies Inc., (Restricted, cost — $937,650, acquired 2/25/21) due 2/25/28(e)(i)(j)	940,588
888,000	NR	PetSmart LLC, (Restricted, cost — $879,190, acquired 1/29/21), 4.500% (3-Month USD-LIBOR + 3.750%) due 2/11/28(i)	895,353
248,120	NR	Phoenix Guarantor Inc., (Restricted, cost — $233,302, acquired 4/8/20), 3.361% (1-Month USD-LIBOR + 3.250%) due 3/5/26(i)	247,612
106,000	NR	Playa Resorts Holding BV due 4/29/24(j)	102,356
625,316	NR	Playtika Holding Corp., 7.000% (3-Month USD-LIBOR + 6.000%) due 12/10/24	629,694
134,704	NR	Prime Security Services Borrower LLC, (Restricted, cost — $129,655, acquired 5/21/20), 3.500% (3-Month USD-LIBOR + 2.750%) due 9/23/26(i)	135,013
380,000	NR	Rackspace Technology Global Inc., (Restricted, cost — $378,113, acquired 2/3/21), 3.500% (3-Month USD-LIBOR + 2.750%) due 2/15/28(i)	380,456
50,000	NR	Radiology Partners Inc., (Restricted, cost — $47,011, acquired 5/21/20), 4.795% (3-Month USD-LIBOR + 4.250%) due 7/9/25(i)	49,927
79,649	NR	Radnet Management Inc., (Restricted, cost — $79,569, acquired 8/16/17), 4.790% (3-Month USD-LIBOR + 2.750%) due 6/30/23(i)	79,823
430,000	NR	Rent-A-Center Inc., (Restricted, cost — $427,861, acquired 2/4/21) due 2/17/28(i)(j)	433,763
62,050	NR	Riverbed Technology Inc., 7.500% (3-Month USD-LIBOR + 6.500%) due 12/31/26	50,509
316,701	NR	Sedgwick Claims Management Services Inc., (Restricted, cost — $299,750, acquired 4/30/20), 3.365% (1-Month USD-LIBOR + 3.250%) due 12/31/25(i)	314,963
460,000	NR	SkyMiles IP Ltd., (Restricted, cost — $455,683, acquired 9/16/20), 4.750% (3-Month USD-LIBOR + 3.750%) due 10/20/27(i)	487,745
36,000	NR	Spectacle Gary Holdings LLC, 11.000% (3-Month USD-LIBOR + 9.000%) due 12/23/25	37,192
74,510	NR	Spencer Spirit IH LLC, (Restricted, cost — $73,380, acquired 6/14/19), 6.115% (1-Month USD-LIBOR + 6.000%) due 6/19/26(e)(i)	74,352

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 6.8% — (continued)
$89,127	NR	SS&C Technologies Holdings Inc., 1.865% (1-Month USD-LIBOR + 1.750%) due 4/16/25	$89,010
49,475	NR	Terrier Media Buyer Inc., (Restricted, cost — $49,270, acquired 12/12/19), 3.615% (1-Month USD-LIBOR + 3.500%) due 12/17/26(i)	49,494
317,594	NR	TransDigm Inc., (Restricted, cost — $291,105, acquired 4/8/20), 2.365% (1-Month USD-LIBOR + 2.250%) due 12/9/25(i)	313,927
565,000	NR	Truck Hero Inc., (Restricted, cost — $567,599, acquired 1/20/21), 4.500% (1-Month USD-LIBOR + 3.750%) due 1/31/28(i)	566,511
309,230	NR	U.S. Renal Care Inc., (Restricted, cost — $308,723, acquired 1/7/21), 5.125% (1-Month USD-LIBOR + 5.000%) due 6/26/26(i)	308,543
347,273	NR	US Foods Inc., (Restricted, cost — $334,557, acquired 4/8/20), 1.865% (1-Month USD-LIBOR + 1.750%) due 6/27/23(i)	344,993
226,000	NR	Verscend Holding Corp. due 8/27/25(j)	227,581
317,562	NR	Verscend Holding Corp., (Restricted, cost — $305,085, acquired 4/8/20), 4.615% (1-Month USD-LIBOR + 4.500%) due 8/27/25(i)	319,783
250,000	NR	VICI Properties 1 LLC, (Restricted, cost — $237,262, acquired 4/8/20), 1.861% (1-Month USD-LIBOR + 1.750%) due 12/20/24(i)	248,766
230,000	NR	Virgin Media Bristol LLC, (Restricted, cost — $224,362, acquired 4/16/20), 2.612% (1-Month USD-LIBOR + 2.500%) due 1/31/28(i)	229,830
228,275	NR	VS Buyer LLC, (Restricted, cost — $224,273, acquired 4/17/20), 3.115% (1-Month USD-LIBOR + 3.000%) due 2/28/27(i)	228,560
229,479	NR	Whatabrands LLC, (Restricted, cost — $223,270, acquired 4/17/20), 2.862% (1-Month USD-LIBOR + 2.750%) due 7/31/26(i)	229,750

		TOTAL SENIOR LOANS (Cost — $19,408,596)	19,909,182

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
500,000	BB-	Barings CLO Ltd., Series 2020-4A, Class E, 5.904% (3-Month USD-LIBOR + 5.680%) due 1/20/32(a)(c)	480,759
350,000	NR	Dryden 75 CLO Ltd., Series 2019-75A, Class ER2, zero coupon, ( 3-Month USD-LIBOR- 6.600%) due 4/15/34(a)(c)	350,175
500,000	NR	Greywolf CLO IV Ltd., Series 2019-1RA, Class CR, zero coupon, (3-Month USD-LIBOR- 3.650%) due 4/17/34(a)(c)	500,355
330,000	Ba3(b)	Grippen Park CLO Ltd., Series 2017-1A, Class E, 5.924% (3-Month USD-LIBOR + 5.700%) due 1/20/30(a)(c)	330,133
550,000	BB-	OHA Credit Funding 3 LTD, Series 2019-3A, Class E2, 5.724% (3-Month USD-LIBOR + 5.500%) due 7/20/32(a)(c)	537,365

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $2,216,311)	2,198,787

Shares/Units

PREFERRED STOCKS — 0.4%

CONSUMER CYCLICAL — 0.2%

Distribution/Wholesale — 0.2%
22,182		WESCO International Inc., 10.625% (5-Year CMT Index + 10.325%)(c)(d)	673,224

FINANCIALS — 0.2%

Banks — 0.1%
3,884		GMAC Capital Trust I, 5.983% (3-Month USD-LIBOR + 5.785%) due 2/15/40(c)	100,790

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Security	Value

FINANCIALS — 0.2% — (continued)

Diversified Financial Services — 0.1%
450	B. Riley Financial Inc., 6.875% due 9/30/23	$11,497
12,150	B. Riley Financial Inc., 6.000% due 1/31/28*	309,704

	Total Diversified Financial Services	321,201

	TOTAL FINANCIALS	421,991

	TOTAL PREFERRED STOCKS (Cost—$1,006,350)	1,095,215

CONVERTIBLE PREFERRED STOCKS — 0.3%

CONSUMER NON-CYCLICAL — 0.0%

Pharmaceuticals — 0.0%
3,359	Becton Dickinson & Co., 6.000% due 6/1/23	177,053

ENERGY — 0.3%

Pipelines — 0.3%
12,149	MPLX LP, step bond to yield, 8.462%*(d)(k)	394,916
350	Targa Resources Corp., (Restricted, cost — $367,500, acquired 2/17/21), 9.500%(d)(e)(i)	371,859

	TOTAL ENERGY	766,775

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost—$937,514)	943,828

CLOSED END MUTUAL FUND SECURITY — 0.2%

FINANCIALS — 0.2%

Capital Markets — 0.2%
4,750	iShares® iBoxx High Yield Corporate Bond ETF (Cost — $368,030)	410,590

COMMON STOCKS — 0.1%

COMMUNICATIONS — 0.0%

Advertising — 0.0%
802	Clear Channel Outdoor Holdings Inc., Class A Shares*	1,379

Media — 0.0%
168	iHeartMedia Inc., Class A Shares*	2,364

	TOTAL COMMUNICATIONS	3,743

ENERGY—0.1%

Energy Equipment & Services — 0.0%
17,453	Hercules Offshore Inc.*#(e)(k)	10,391

Oil & Gas — 0.1%
21,784	Berry Corp.	108,049
982	Extraction Oil & Gas Inc.*	33,044
1,603	Oasis Petroleum Inc.*	91,147
13,508	Southwestern Energy Co.*	54,707

	Total Oil & Gas	286,947

	TOTAL ENERGY	297,338

FINANCIALS — 0.0%

Diversifed Financial Services — 0.0%
68	MWO Holdings, ADR*#(k)	446

	TOTAL COMMON STOCKS (Cost — $2,401,737)	301,527

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SOVEREIGN BONDS — 0.0%

Argentina — 0.0%
		Argentine Republic Government International Bonds:
$9,647	CCC+	1.000% due 7/9/29	$3,825
51,375	CCC+	step bond to yield, 0.125% due 7/9/30	18,752
94,124	CCC+	step bond to yield, 0.125% due 7/9/35	30,261

		TOTAL SOVEREIGN BONDS (Cost — $79,226)	52,838

Shares/Units

WARRANT — 0.0%

Media — 0.0%
853		iHeartMedia Inc., expires 5/1/39*(e) (Cost — $4,488)	11,724

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $269,584,245)	285,265,217

Face Amount/Units†

SHORT-TERM INVESTMENTS — 4.2%

TIME DEPOSITS — 4.2%
$90,539		Barclays Bank PLC — London, 0.000% due 3/1/21	90,539
4,382,982		BNP Paribas — Paris, 0.000% due 3/1/21	4,382,982
3,250,000		Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	3,250,000
4,599,340		Sumitomo Mitsui Banking Corp. — Tokyo, 0.000% due 3/1/21	4,599,340

		TOTAL SHORT-TERM INVESTMENTS (Cost — $12,322,861)	12,322,861

		TOTAL INVESTMENTS — 102.2% (Cost — $281,907,106)	297,588,078

		Liabilities in Excess of Other Assets — (2.2)%	(6,301,053)

		TOTAL NET ASSETS — 100.0%	$291,287,025

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts $177,845,907 and represents 61.1% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is currently in default.
(h)	Rating by Fitch Ratings Service.
(i)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2021, amounts to $15,579,190 and represents 5.3% of net assets.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

At February 28, 2021, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Fund	$281,907,106	$18,532,552	$(2,851,580)	$15,680,972

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
ETF	— Exchange-Traded Fund
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See pages 269-270 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	87.6%
Senior Loans	6.7
Collateralized Mortgage Obligations	0.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Closed End Mutual Fund Security	0.1
Common Stocks	0.1
Sovereign Bonds	0.0	*
Warrant	0.0	*
Short-Term Investments	4.1

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 46.6%

Argentina — 0.1%
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(a)	$1,958
4,960,000	ARS	Bonos del Tesoro Nacional en Pesos Badlar, 36.134% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)(b)	57,151
780,000	ARS	Ciudad Autonoma de Buenos Aires, 39.110% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(a)(b)	9,031
460,000	ARS	Provincia de Buenos Aires, 37.867% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	4,578

		Total Argentina	72,718

Australia — 1.0%
		Australia Government Bonds:
800,000	AUD	3.000% due 3/21/47	635,078
500,000	AUD	1.750% due 6/21/51	295,865
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	222,989
150,000	AUD	Treasury Corp. of Victoria, 4.250% due 12/20/32	139,112

		Total Australia	1,293,044

Canada — 1.9%
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,524,784

France — 5.7%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,752,833
3,000,000	EUR	2.000% due 5/25/48(c)	4,854,832
650,000	EUR	0.750% due 5/25/52(c)	788,342
400,000	EUR	0.500% due 5/25/72(c)	402,801

		Total France	7,798,808

Israel — 2.5%
		Israel Government Bonds — Fixed:
4,600,000	ILS	1.000% due 4/30/21	1,403,930
3,000,000	ILS	5.500% due 1/31/22	956,029
2,000,000	ILS	1.000% due 3/31/30	600,979
$200,000		Israel Government International Bonds, 3.250% due 1/17/28	224,270
200,000		State of Israel, 3.800% due 5/13/60	214,000

		Total Israel	3,399,208

Italy — 4.6%
		Italy Buoni Poliennali Del Tesoro:
900,000	EUR	0.350% due 2/1/25	1,101,568
1,700,000	EUR	1.850% due 7/1/25(c)	2,210,070
950,000	EUR	1.700% due 9/1/51(c)	1,158,816
700,000	EUR	2.800% due 3/1/67(c)	1,062,946
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	723,138

		Total Italy	6,256,538

Japan — 14.1%
1,200,000		Development Bank of Japan Inc., 2.500% due 10/18/22	1,240,428
200,000		Japan Finance Organization for Municipalities, 2.625% due 4/20/22(c)	205,131
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,425,369
310,000,000	JPY	1.400% due 9/20/45	3,396,122
152,000,000	JPY	0.500% due 9/20/46	1,368,386
168,000,000	JPY	0.700% due 12/20/48	1,568,484
200,000,000	JPY	0.500% due 3/20/49	1,770,191

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Japan — 14.1% — (continued)
		Japan Government Twenty Year Bonds:
150,000,000	JPY	1.300% due 6/20/35	$1,591,586
181,000,000	JPY	1.200% due 9/20/35	1,898,062
190,000,000	JPY	1.000% due 12/20/35	1,941,072
40,000,000	JPY	0.400% due 3/20/36	375,999
110,436,700	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,044,847
$400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(c)	401,180

		Total Japan	19,226,857

Kuwait — 0.7%
900,000		Kuwait International Government Bonds, 3.500% due 3/20/27	1,005,328

Lithuania — 0.5%
500,000	EUR	Lithuania Government Bonds, 0.100% due 4/1/23	607,786
100,000		Lithuania Government International Bonds, 6.125% due 3/9/21	100,184

		Total Lithuania	707,970

Malaysia — 0.7%
		Malaysia Government Bonds:
1,100,000	MYR	3.906% due 7/15/26	290,929
700,000	MYR	3.502% due 5/31/27	180,352
		Malaysia Government Investment Issue:
500,000	MYR	3.655% due 10/15/24	129,621
600,000	MYR	4.369% due 10/31/28	162,287
700,000	MYR	4.130% due 7/9/29	186,835

		Total Malaysia	950,024

New Zealand — 0.0%
100,000	NZD	New Zealand Government Bonds, 1.750% due 5/15/41	60,510

Peru — 1.1%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28	431,771
1,300,000	PEN	6.350% due 8/12/28(c)	431,771
800,000	PEN	5.940% due 2/12/29	258,633
400,000	PEN	5.940% due 2/12/29(c)	129,317
700,000	PEN	6.950% due 8/12/31(c)	235,236
200,000	PEN	5.350% due 8/12/40(c)	52,807

		Total Peru	1,539,535

Poland — 0.6%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	801,464

Qatar — 1.4%
		Qatar Government International Bonds:
1,000,000		3.875% due 4/23/23	1,069,578
500,000		4.500% due 4/23/28	591,640
200,000		4.400% due 4/16/50(c)	234,897

		Total Qatar	1,896,115

Saudi Arabia — 0.9%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,214,626

Serbia — 0.1%
100,000	EUR	Serbia International Bonds, 1.650% due 3/3/33(c)	116,954

Slovenia — 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	285,252

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Spain — 6.5%
		Autonomous Community of Catalonia:
100,000	EUR	4.900% due 9/15/21	$124,238
100,000	EUR	4.220% due 4/26/35	158,726
		Spain Government Bonds:
300,000	EUR	0.250% due 7/30/24(c)	369,380
2,000,000	EUR	1.450% due 10/31/27(c)	2,642,068
1,500,000	EUR	1.400% due 7/30/28(c)	1,984,633
450,000	EUR	1.450% due 4/30/29(c)	598,698
1,100,000	EUR	1.250% due 10/31/30(c)	1,439,852
400,000	EUR	1.850% due 7/30/35(c)	557,611
300,000	EUR	1.000% due 10/31/50(c)	340,065
600,000	EUR	1.450% due 10/31/71(c)	673,037

		Total Spain	8,888,308

United Arab Emirates — 0.5%
		Abu Dhabi Government International Bonds:
$200,000		3.125% due 10/11/27(c)	219,747
200,000		3.125% due 4/16/30(c)	217,358
200,000		3.875% due 4/16/50(c)	220,331

		Total United Arab Emirates	657,436

United Kingdom — 3.5%
		United Kingdom Gilts:
1,400,000	GBP	3.250% due 1/22/44	2,680,362
700,000	GBP	3.500% due 1/22/45	1,400,610
300,000	GBP	1.750% due 1/22/49	455,294
200,000	GBP	0.625% due 10/22/50	227,584

		Total United Kingdom	4,763,850

		TOTAL SOVEREIGN BONDS (Cost — $58,386,297)	63,459,329

CORPORATE BONDS & NOTES — 24.6%

Argentina — 0.0%
1,390,000	ARS	YPF SA, Senior Unsecured Notes, 38.345% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 6.000%) due 3/4/21(a)(b)	18,170

Canada — 0.3%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(c)	131,451
300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(c)	306,556

		Total Canada	438,007

Cayman Islands — 1.4%
300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(c)	307,660
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(c)	205,319
500,000		4.303% due 1/19/29(c)	577,568
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	229,884
677,027		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 0.955% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	643,175

		Total Cayman Islands	1,963,606

Denmark — 4.4%
		Jyske Realkredit AS, Covered Notes:
1	DKK	1.500% due 10/1/37	—
1	DKK	3.000% due 10/1/47	—
6,642,353	DKK	1.000% due 10/1/50	1,049,775
1	DKK	1.500% due 10/1/50	—

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Denmark — 4.4% — (continued)
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
1	DKK	1.500% due 10/1/37	$—
1	DKK	2.500% due 10/1/37	—
1	DKK	2.500% due 10/1/47	—
9,408,594	DKK	1.000% due 10/1/50	1,488,237
282,194	DKK	1.500% due 10/1/50	45,986
1	DKK	2.000% due 10/1/50	—
		Nykredit Realkredit AS, Covered Notes:
1	DKK	2.500% due 10/1/36	—
1	DKK	1.500% due 10/1/37	—
1	DKK	2.000% due 10/1/47	—
1	DKK	2.500% due 10/1/47	—
14,279,503	DKK	1.000% due 10/1/50	2,246,578
3,536,675	DKK	1.500% due 10/1/50	576,956
3,782,935	DKK	1.000% due 10/1/53	595,955
		Realkredit Danmark AS, Covered Notes:
1	DKK	2.500% due 4/1/36	—
1	DKK	2.500% due 4/1/47	—

		Total Denmark	6,003,487

France — 0.8%
300,000	EUR	Auchan Holding SA, Senior Unsecured Notes, 3.250% due 7/23/27	418,681
		BNP Paribas SA, Senior Unsecured Notes:
100,000	GBP	3.375% due 1/23/26	153,270
$300,000		1.904% (SOFR + 1.609%) due 9/30/28(b)(c)	298,878
250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(c)	267,297

		Total France	1,138,126

Germany — 2.6%
		Deutsche Bank AG, Senior Unsecured Notes:
800,000		4.250% due 10/14/21	817,988
300,000		3.950% due 2/27/23	318,182
100,000	GBP	2.625% due 12/16/24	145,395
350,000		3.961% (SOFR + 2.581%) due 11/26/25(b)	381,927
300,000	EUR	2.625% due 2/12/26	396,005
200,000	EUR	1.625% due 1/20/27	251,814
200,000	EUR	1.750% (2.050% – 3-Month EURIBOR) due 11/19/30(d)	250,664
200,000		Deutsche Bank AG, (Restricted, cost — $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(b)(e)	197,220
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(c)(f)	316,630
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, zero coupon ( 3-Month EURIBOR + 0.450%) due 7/6/21(b)	483,113

		Total Germany	3,558,938

Ireland — 0.2%
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	204,934

Italy — 1.2%
		Banca Carige SpA, Covered Notes:
400,000	EUR	1.157% (1.700% – 3-Month EURIBOR) due 10/25/21(d)	485,616
400,000	EUR	0.960% (1.500% – 3-Month EURIBOR) due 5/25/22(d)	485,592
		Banca Monte dei Paschi di Siena SpA:
200,000	EUR	Covered Notes, 0.875% due 10/8/26	252,245
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	125,250
200,000	EUR	UniCredit SpA, Junior Subordinated Notes, 9.250% (9.300% – 5-Year EUR Swap Rate)(d)(g)	260,327

		Total Italy	1,609,030

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Japan — 0.1%
$200,000		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes, 2.091% due 9/14/21	$201,710

Jersey Channel Islands — 0.1%
100,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	141,521

Netherlands — 0.8%
400,000		BMW Finance NV, Company Guaranteed Notes, 2.250% due 8/12/22(c)	410,973
200,000	EUR	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% – 5-Year EUR Swap Rate)(d)(g)	246,168
278,000		Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30	294,903
52,525	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(g)	80,828

		Total Netherlands	1,032,872

Portugal — 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(a)(h)	38,608
200,000	EUR	4.000% due 1/21/19(a)(h)	38,608

		Total Portugal	77,216

Singapore — 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	204,254
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(c)	102,227

		Total Singapore	306,481

Spain — 0.2%
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 8.875% (9.177% – 5-Year EUR Swap Rate)(d)(g)	243,668

Supranational — 1.6%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	384,949
800,000	AUD	0.500% due 8/10/23	615,370
		European Union, Senior Unsecured Notes:
600,000	EUR	zero coupon, due 6/2/28	737,629
200,000	EUR	zero coupon, due 7/4/35	234,441
200,000	EUR	0.300% due 11/4/50	232,026

		Total Supranational	2,204,415

Switzerland — 1.5%
		Credit Suisse Group AG, Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(b)(c)	312,928
250,000		4.282% due 1/9/28(c)	283,000
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	276,011
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	274,815
400,000		5.125% due 5/15/24	442,624
400,000		UBS Group AG, Senior Unsecured Notes, 1.144% (3-Month USD-LIBOR + 0.950%) due 8/15/23(b)(c)	404,470

		Total Switzerland	1,993,848

United Kingdom — 5.5%
600,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	659,995
		Barclays PLC:
600,000	GBP	Junior Subordinated Notes, 7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(b)(g)	934,136
200,000		Senior Unsecured Notes, 4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(b)	207,679
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	157,870

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United Kingdom — 5.5% — (continued)
		HSBC Holdings PLC:
$200,000		Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(g)	$227,375
		Senior Unsecured Notes:
300,000		1.189% (3-Month USD-LIBOR + 1.000%) due 5/18/24(b)	304,108
200,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(b)	217,098
100,000	GBP	Subordinated Notes, 6.750% due 9/11/28	181,915
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(b)(g)	288,086
200,000		Senior Unsecured Notes, 3.900% due 3/12/24	218,959
300,000		Subordinated Notes, 4.582% due 12/10/25	339,212
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 4.250% due 12/8/23	294,499
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	212,279
		Natwest Group PLC:
		Junior Subordinated Notes:
200,000	GBP	5.125% (5-Year UK Government Note Generic Bid Yield + 4.985%)(b)(g)	292,683
200,000		6.000% (5-Year CMT Index + 5.625%)(b)(g)	222,000
400,000		8.625% (5-Year USD Swap Rate + 7.598%)(b)(g)	413,888
		Senior Unsecured Notes:
800,000		1.801% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	820,936
200,000		4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	217,225
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
400,000		4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(b)	443,188
600,000		3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(b)	667,530
96,659	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	178,893

		Total United Kingdom	7,499,554

United States — 3.6%
100,000		AbbVie Inc., Senior Unsecured Notes, 3.450% due 3/15/22	102,619
		AT&T Inc.:
200,000	EUR	Junior Subordinated Notes, 2.875% (3.140% – 5-Year EURIBOR ICE Swap Rate)(d)(g)	238,894
300,000	EUR	Senior Unsecured Notes, 1.800% due 9/5/26	389,458
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 1.141% (3-Month USD-LIBOR + 0.950%) due 6/1/21(b)(c)	399,719
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(b)(g)	218,940
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	61,594
700,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22	733,326
200,000		Dell International LLC/EMC Corp., Senior Secured Notes, 4.900% due 10/1/26(c)	230,451
400,000		Duke Energy Corp., Senior Unsecured Notes, 0.871% (3-Month USD-LIBOR + 0.650%) due 3/11/22(b)	402,343
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	200,938
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	101,501
		Fidelity National Information Services Inc.:
100,000	EUR	Company Guaranteed Notes, 0.750% due 5/21/23	122,725
100,000	GBP	Senior Unsecured Notes, 1.700% due 6/30/22	141,487
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	GBP	2.748% due 6/14/24	140,788
100,000	EUR	0.162% (0.700% – 3-Month EURIBOR) due 12/1/24(d)	114,695
200,000		4.000% due 11/13/30	204,750
100,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 1.075% (3-Month USD-LIBOR + 0.850%) due 4/9/21(b)	100,074
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon, due 12/28/17(a)(h)	14,073
100,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 3.450% due 7/1/25	107,215
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	104,721

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United States — 3.6% — (continued)
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
$300,000		1.141% (3-Month USD-LIBOR + 0.940%) due 11/12/21(b)(c)	$301,826
200,000		4.000% due 11/12/21(c)	205,084
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	307,559

		Total United States	4,944,780

		TOTAL CORPORATE BONDS & NOTES (Cost — $31,965,335)	33,580,363

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6%

233,332		A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(c)	233,559
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 1.018% (1-Month USD-LIBOR + 0.900%) due 8/25/35(b)	403,462
193,886	EUR	Adagio IV CLO Ltd., Series IV-A, Class A2R, 1.100% due 10/15/29(c)	233,949
339,900	GBP	ALBA PLC, Series 2007-1, Class A3, 0.207% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(b)	456,203
518,348		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 0.610% (1-Month USD-LIBOR + 0.480%) due 5/25/35(b)	485,217
291,825	GBP	Avon Finance No 2 PLC, Series 2A, Class A, 0.954% (Sterling Overnight Index Average + 0.900%) due 9/20/48(b)(c)	407,554
14,399		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.750% due 2/20/36(b)	14,402
209,081		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 0.568% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	201,983
		Bear Stearns Adjustable Rate Mortgage Trust:
2,415		Series 2003-5, Class 1A2, 2.878% due 8/25/33(b)	2,519
4,281		Series 2003-7, Class 6A, 2.733% due 10/25/33(b)	4,414
13,489		Series 2004-2, Class 22A, 3.474% due 5/25/34(b)	13,305
5,399		Series 2004-2, Class 23A, 3.117% due 5/25/34(b)	5,047
57,373		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.798% due 1/26/36(b)	43,974
176,554	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(b)(c)	213,020
300,000	EUR	BlueMountain Euro CLO, Series 2017-2A, Class AR, 0.650% (3-Month EURIBOR +0. 650%) due 7/15/30(b)(c)	362,274
250,000	EUR	Cairn CLO VII BV, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(c)	301,973
223,853		California Street CLO XII Ltd., Series 2013-12A, Class AR, 1.271% (3-Month USD-LIBOR + 1.030%) due 10/15/25(b)(c)	224,162
300,000	EUR	Cordatus CLO PLC, Series 11A, Class AR, zero coupon (3-Month EURIBOR + 0.650%) due 10/15/31(b)(c)	361,950
		Countrywide Alternative Loan Trust:
5,435		Series 2005-21CB, Class A3, 5.250% due 6/25/35	5,067
29,625		Series 2007-7T2, Class A9, 6.000% due 4/25/37	18,720
41,731		Series 2007-11T1, Class A12, 0.468% (1-Month USD-LIBOR + 0.350%) due 5/25/37(b)	15,056
22,319		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	17,235
		Countrywide Asset-Backed Certificates:
88,003		Series 2006-18, Class 2A2, 0.278% (1-Month USD-LIBOR + 0.160%) due 3/25/37(b)	87,703
400,000		Series 2007-9, Class 2A4, 0.368% (1-Month USD-LIBOR + 0.250%) due 2/25/36(b)	386,819
71,955		Series 2007-12, Class 1A1, 0.858% (1-Month USD-LIBOR + 0.740%) due 8/25/47(b)	70,690
555,413		Series 2007-13, Class 1A, 0.958% (1-Month USD-LIBOR + 0.840%) due 10/25/47(b)	549,504
191,243		Series 2007-SEA2, Class 1A1, 1.118% (1-Month USD-LIBOR + 1.000%) due 8/25/47(b)(c)	192,305
		Countrywide Home Loan Mortgage Pass-Through Trust:
1,635		Series 2004-12, Class 11A1, 3.091% due 8/25/34(b)	1,620
60,970		Series 2005-2, Class 1A1, 0.758% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	54,831
5,045		Series 2005-3, Class 2A1, 0.698% (1-Month USD-LIBOR + 0.580%) due 4/25/35(b)	4,874
61,293		Series 2005-9, Class 1A3, 0.578% (1-Month USD-LIBOR + 0.460%) due 5/25/35(b)	55,019
19,333		Series 2005-11, Class 3A1, 2.624% due 4/25/35(b)	17,177
16,595		Series 2005-HYB9, Class 3A2A, 2.195% (1-Year USD-LIBOR + 1.750%) due 2/20/36(b)	14,777
608,182		Series 2007-4, Class 1A47, 6.000% due 5/25/37	423,387

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6% — (continued)

$100,793		Series 2007-19, Class 2A1, 6.500% due 11/25/47	$73,166
327,734		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 0.718% (1-Month USD-LIBOR + 0.600%) due 9/25/37(b)	325,388
		Credit Suisse Mortgage Capital Trust:
34,910		Series 2007-5R, Class A5, 6.500% due 7/26/36	13,663
373,302		Series 2019-RPL9, Class A1, 3.014% due 10/27/59(b)(c)	377,354
359,434		Crown Point CLO 6 Ltd., Series 2018-6A, Class A1, 1.394% (3-Month USD-LIBOR + 1.170%) due 10/20/28(b)(c)	359,708
147,052		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	51,274
539,166		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 0.868% (1-Month USD-LIBOR + 0.750%) due 10/25/47(b)	510,888
300,000	EUR	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(b)(c)	362,297
300,000	EUR	Dryden Leveraged Loan CDO, Series 2017-27A, Class AR, zero coupon (3-Month EURIBOR + 0.660%) due 4/15/33(b)(c)	361,950
537,471		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 1.168% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	540,429
161,348	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.193% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(b)	219,971
348,320	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 0.991% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(b)	482,624
84,537		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 1.144% (3-Month USD-LIBOR + 0.920%) due 5/28/28(b)(c)	84,605
		Federal Home Loan Mortgage Corp. (FHLMC):
21,588		Series T-35, Class A, 0.258% (0.280% – 1-Month USD-LIBOR) due 9/25/31(d)	21,417
28,523		Series T-62, Class 1A1, 1.578% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	28,816
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
21,370		Series 2391, Class FJ, 0.612% (1-Month USD-LIBOR + 0.500%) due 4/15/28(b)	21,456
34,803		Series 2614, Class SJ, 19.354% (19.663% – 2.75% x 1-Month USD-LIBOR) due 5/15/33(d)	51,340
143,564		Series 4579, Class FD, 0.494% (1-Month USD-LIBOR + 0.350%) due 1/15/38(b)	143,729
143,564		Series 4579, Class SD, 2.497% due 1/15/38(b)(i)	9,120
5,399		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	6,303
		Federal National Mortgage Association (FNMA), REMICS:
5,415		Series 2003-34, Class A1, 6.000% due 4/25/43	6,271
9,093		Series 2006-48, Class TF, 0.518% (1-Month USD-LIBOR + 0.400%) due 6/25/36(b)	9,168
82,189		Series 2009-104, Class FA, 0.918% (1-Month USD-LIBOR + 0.800%) due 12/25/39(b)	82,011
38,640		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	44,291
25,088		Figueroa CLO Ltd., Series 2014-1A, Class AR, 1.141% (3-Month USD-LIBOR + 0.900%) due 1/15/27(b)(c)	25,115
140,353		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 0.838% (1-Month USD-LIBOR + 0.720%) due 10/25/35(b)	140,272
21,472		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.041% due 11/19/35(b)	20,063
		Government National Mortgage Association (GNMA):
358,502		Series 2016-H15, Class FA, 0.944% (1-Month USD-LIBOR + 0.800%) due 7/20/66(b)	363,448
25,438		Series 2017-121, Class PE, 3.000% due 7/20/46	26,058
		GSR Mortgage Loan Trust:
9,749		Series 2003-1, Class A2, 2.930% (1-Year CMT Index + 1.750%) due 3/25/33(b)	9,950
112,033		Series 2005-AR7, Class 2A1, 3.261% due 11/25/35(b)	113,173
300,000		Gulf Stream Meridian 2 Ltd., Series 2020-IIA, Class A1A2, 1.641% (3-Month USD-LIBOR + 1.400%) due 10/15/29(b)(c)	300,553
		Harborview Mortgage Loan Trust:
15,332		Series 2005-2, Class 2A1A, 0.551% (1-Month USD-LIBOR + 0.440%) due 5/19/35(b)	14,789
33,655		Series 2005-3, Class 2A1A, 0.591% (1-Month USD-LIBOR + 0.480%) due 6/19/35(b)	33,622
68,350		Series 2006-SB1, Class A1A, 1.228% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	65,581

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6% — (continued)

$90,914		Series 2007-1, Class 2A1A, 0.241% (1-Month USD-LIBOR + 0.130%) due 3/19/37(b)	$88,639
408,465	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.100% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)(c)	570,658
253,238		Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(c)	256,040
		JPMorgan Mortgage Trust:
2,464		Series 2003-A2, Class 3A1, 2.205% due 11/25/33(b)	2,572
832		Series 2005-A1, Class 6T1, 2.789% due 2/25/35(b)	847
25,480		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.338% due 7/27/37(b)(c)	25,615
476,465	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.187% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(b)	639,180
300,000		Manhattan West, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	306,529
3,977		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 1.932% due 2/25/33(b)	3,921
606,319		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	612,569
260,459		Monarch Grove CLO, Series 2018-1A, Class A1, 1.098% (3-Month USD-LIBOR + 0.880%) due 1/25/28(b)(c)	260,014
		New Residential Mortgage Loan Trust:
332,499		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	349,802
342,628		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	360,742
590,347	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.202% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(b)	792,641
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 0.658% (1-Month USD-LIBOR + 0.540%) due 5/25/36(b)	381,150
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 1.062% (1-Month USD-LIBOR + 0.950%) due 1/15/26(b)(c)	302,154
82,881		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 0.258% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	77,393
80,936		RAAC Trust, Series 2007-SP3, Class A1, 1.318% (1-Month USD-LIBOR + 1.200%) due 9/25/47(b)	81,351
		RALI Trust:
120,054		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	115,563
50,319		Series 2007-QO2, Class A1, 0.268% (1-Month USD-LIBOR + 0.150%) due 2/25/47(b)	27,029
70,019	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(c)	56,880
		Residential Asset Securitization Trust:
15,799		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	10,506
41,940		Series 2006-R1, Class A2, 0.518% (1-Month USD-LIBOR + 0.400%) due 1/25/46(b)	11,087
189,108	GBP	Residential Mortgage Securities 32 PLC, Series 2032, Class A, 1.304% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	266,035
225,935	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.203% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(b)	303,135
		RMAC Securities No 1 PLC:
215,568	GBP	Series 2006-NS1X, Class A2A, 0.191% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	291,632
415,053	GBP	Series 2006-NS3X, Class A2A, 0.191% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	558,598
300,000		Sculptor CLO XXV Ltd., Series 25A, Class A1, zero coupon (3-Month USD-LIBOR + 1.270%) due 1/15/31(b)(c)	300,000
300,000		Sound Point Clo XIV Ltd., Series 2016-3A, Class AR2, 1.161% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	300,173
		Soundview Home Loan Trust:
574,046		Series 2006-3, Class A3, 0.438% (1-Month USD-LIBOR + 0.320%) due 11/25/36(b)	572,689
1,300,000		Series 2006-3, Class A4, 0.618% (1-Month USD-LIBOR + 0.500%) due 11/25/36(b)	1,219,226
252,426		SP-STATIC CLO 1 Ltd., Series 2020-1A, Class A, 1.622% (3-Month USD-LIBOR + 1.400%) due 7/22/28(b)(c)	252,804
500,000	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, zero coupon (Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	690,719
		Structured Adjustable Rate Mortgage Loan Trust:
4,136		Series 2004-1, Class 4A1, 2.549% due 2/25/34(b)	4,160
13,683		Series 2004-4, Class 3A2, 2.519% due 4/25/34(b)	13,926

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6% — (continued)

$30,061		Series 2004-19, Class 2A1, 1.778% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	$28,116
		Structured Asset Mortgage Investments II Trust:
37,242		Series 2005-AR2, Class 2A1, 0.578% (1-Month USD-LIBOR + 0.460%) due 5/25/45(b)	37,289
50,211		Series 2005-AR8, Class A1A, 0.678% (1-Month USD-LIBOR + 0.560%) due 2/25/36(b)	48,240
31,426		Series 2006-AR5, Class 1A1, 0.538% (1-Month USD-LIBOR + 0.420%) due 5/25/36(b)	27,365
148,881		Series 2007-AR4, Class A3, 0.338% (1-Month USD-LIBOR + 0.220%) due 9/25/47(b)	135,534
79,013		Series 2007-AR6, Class A1, 1.878% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	77,441
56,336		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 0.398% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	52,081
258,635		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.184% (3-Month USD-LIBOR + 0.950%) due 7/14/26(b)(c)	258,825
300,000	EUR	Tikehau CLO II BV, Series 2A, Class AR, 0.880% (3-Month EURIBOR + 0.880%) due 12/7/29(b)(c)	362,041
400,000	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month EURIBOR + 0.900%) due 10/15/30(b)(c)	482,950
531,192	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.951% (Sterling Overnight Index Average + 0.900%) due 7/20/45(b)(c)	742,409
284,670	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 0.949% (Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	397,377
		Towd Point Mortgage Trust:
1,086,343		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	1,139,739
301,072		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	310,707
398,265		Tralee CLO V Ltd., Series 2018-5A, Class A1, 1.334% (3-Month USD-LIBOR + 1.110%) due 10/20/28(b)(c)	398,467
283,100		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 1.091% (3-Month USD-LIBOR + 0.850%) due 1/15/28(b)(c)	283,014
87,260		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.121% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	87,027
		WaMu Mortgage Pass-Through Certificates Trust:
6,640		Series 2002-AR9, Class 1A, 1.778% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	6,531
1,881		Series 2003-AR5, Class A7, 3.710% due 6/25/33(b)	1,908
120,217		Series 2003-AR9, Class 2A, 2.785% due 9/25/33(b)	118,606
189,931		Series 2004-AR1, Class A, 2.718% due 3/25/34(b)	201,394
26,002		Series 2005-AR13, Class A1A1, 0.698% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	26,008
31,692		Series 2006-AR10, Class 2A1, 3.060% due 9/25/36(b)	30,388
56,306		Series 2006-AR13, Class 2A, 1.960% (11th District Cost of Funds Index + 1.500%) due 10/25/46(b)	54,803
19,077		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.318% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	13,559
66,612		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.607% due 12/25/32(b)	68,293

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $26,458,584)	26,679,705

MORTGAGE-BACKED SECURITIES — 19.4%

FHLMC — 0.6%
		Federal Home Loan Mortgage Corp. (FHLMC):
134,898		3.500% due 10/1/39 — 4/1/50	143,117
596,742		2.500% due 12/1/50 — 2/1/51	621,525

		Total FHLMC	764,642

FNMA — 17.7%
		Federal National Mortgage Association (FNMA):
600,000		3.500% due 3/1/51(j)	635,813
841,210		3.500% due 10/1/34 — 7/1/50	899,452
24,318		2.622% (1-Year CMT Index + 2.360%) due 11/1/34(b)	25,922
1,764		6.500% due 8/1/37	1,841

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

FNMA — 17.7% — (continued)
$10,300,000		4.000% due 4/1/51(j)	$11,066,065
819,169		4.000% due 3/1/49 — 6/1/50	878,600
356,252		3.000% due 10/1/49	385,367
1,700,000		2.500% due 5/1/51(j)	1,749,738
1,286,964		2.500% due 11/1/50 — 12/1/50	1,338,876
7,200,000		2.000% due 3/1/51 — 5/1/51(j)	7,217,674

		Total FNMA	24,199,348

GNMA — 1.1%
		Government National Mortgage Association II (GNMA):
1,613		6.000% due 9/20/38	1,778
1,500,000		2.000% due 5/20/51(j)	1,512,832

		Total GNMA	1,514,610

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $26,704,708)	26,478,600

U.S. GOVERNMENT OBLIGATIONS — 3.3%
		U.S. Treasury Bonds:
1,200,000		1.375% due 11/15/40(k)	1,058,625
100,000		1.625% due 11/15/50	87,547
709,198		U.S. Treasury Inflation Indexed Bonds, 0.250% due 2/15/50	749,192
		U.S. Treasury Inflation Indexed Notes:
214,210		0.125% due 4/15/22(l)	220,151
314,592		0.625% due 4/15/23(l)	333,907
1,055,980		0.500% due 1/15/28(k)	1,180,677
800,000		U.S. Treasury Notes, 2.875% due 4/30/25(k)(l)	875,219

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $4,455,750)	4,505,318

ASSET-BACKED SECURITIES — 0.4%

Automobiles — 0.3%
27,622		Bank of The West Auto Trust, Series 2019-1, Class A2, 2.400% due 10/17/22(c)	27,666
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(c)	424,386

		Total Automobiles	452,052

Student Loans — 0.1%
59,986		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.168% (3-Month USD-LIBOR + 0.950%) due 4/25/38(b)	60,330

		TOTAL ASSET-BACKED SECURITIES (Cost — $487,538)	512,382

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $148,458,212)	155,215,697

SHORT-TERM INVESTMENTS — 4.0%

SOVEREIGN BONDS — 2.0%

Israel — 0.3%
1,100,000	ILS	Israel Treasury Bills, (0.037)% due 11/30/21(m)	332,416

Japan — 1.7%
250,000,000	JPY	Japan Treasury Discount Bills, (0.089)% due 3/15/21(m)	2,345,868

		TOTAL SOVEREIGN BONDS (Cost — $2,738,733)	2,678,284

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount		Security	Value

TIME DEPOSITS — 2.0%
$650,545		Barclays Bank PLC — London, 0.000% due 3/1/21	$650,545
		BBH — Grand Cayman:
3,565	CHF	(1.350)% due 3/1/21	3,919
4,064	DKK	(0.520)% due 3/1/21	659
32,069	SEK	(0.290)% due 3/1/21	3,797
1,616	NOK	(0.080)% due 3/1/21	186
102,341	AUD	(0.060)% due 3/1/21	78,752
20,715	GBP	0.000% due 3/1/21	28,853
452	HKD	0.000% due 3/1/21	58
49,736	CAD	0.010% due 3/1/21	39,092
154,413	NZD	0.010% due 3/1/21	111,594
6,155	SGD	0.050% due 3/1/21	4,614
113	ZAR	2.800% due 3/1/21	8
96,859	EUR	Citibank — London, (0.710)% due 3/1/21	116,861
		Sumitomo Mitsui Banking Corp. — Tokyo:
8,004,132	JPY	(0.320)% due 3/1/21	75,089
1,655,529		0.000% due 3/1/21	1,655,529

		TOTAL TIME DEPOSITS (Cost — $2,769,556)	2,769,556

		TOTAL SHORT-TERM INVESTMENTS (Cost — $5,508,289)	5,447,840

		TOTAL INVESTMENTS IN SECURITIES (Cost — $153,966,501)	160,663,537

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $150,309)	200,161

		TOTAL INVESTMENTS — 118.0% (Cost — $154,116,810)	160,863,698

		Liabilities in Excess of Other Assets — (18.0)%	(24,589,280)

		TOTAL NET ASSETS — 100.0%	$136,274,418

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $42,779,934 and represents 31.4% of net assets.

(d)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2021.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2021, amounts to $197,220 and represents 0.1% of net assets.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is currently in default.
(i)	Interest only security.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(l)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(m)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2021, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Fixed Income Fund	$154,116,810	$15,710,493	$(7,934,597)	$7,775,896

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	39.4%
Corporate Bonds & Notes	20.9
Collateralized Mortgage Obligations	16.6
Mortgage-Backed Securities	16.5
U.S. Government Agencies & Obligations	2.8
Asset-Backed Securities	0.3
Purchased Options	0.1
Short-Term Investments	3.4

100.0%

^	As a percentage of total investments.

At February 28, 2021, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
3,100,000	16,678	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	GSC	1/25/22	0.200%	$62,805
400,000	$762		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	1.758%	28,185
1,000,000	1,905		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	2.175%	31,526
600,000	1,143		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.300%	18,098
800,000	1,524		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/13/21	1.300%	33,757

			Total Interest Rate Swaptions				$174,371

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Option on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
200,000	19,400,000	EUR	French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	$25,790

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $150,309)					$200,161

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At February 28, 2021, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	$108,194		OTC Markit CDX North America High Yield Series 35 5-Year Index, Put	JPM	5/19/21	103.000%	$661
400,000	224,900		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	BNP	3/17/21	0.425%	–
600,000	337,350		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	BNP	4/21/21	0.450%	97
300,000	168,675		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	BOA	4/21/21	0.450%	49
100,000	56,225		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	DUB	4/21/21	0.450%	16
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	GSC	4/21/21	0.450%	32
300,000	168,675		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	3/17/21	0.775%	57
400,000	224,900		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	3/17/21	0.800%	60
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	4/21/21	0.800%	155
400,000	224,900		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	4/21/21	0.850%	249
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	5/19/21	0.900%	180
400,000	224,900		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	4/21/21	0.950%	167
400,000	224,900		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	3/17/21	0.800%	60
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	5/19/21	0.800%	253
300,000	168,675		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	5/19/21	0.850%	323
700,000	393,575		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	5/19/21	0.900%	632
100,000	56,225		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	DUB	5/19/21	0.750%	152
100,000	56,225		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	DUB	4/21/21	1.000%	35
400,000	224,900		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	5/19/21	0.750%	607
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	3/17/21	0.800%	30
100,000	56,225		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	4/21/21	0.800%	78
500,000	281,125		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	4/21/21	0.850%	312
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	5/19/21	0.900%	180
500,000	281,125		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	5/19/21	0.950%	385
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	5/19/21	1.050%	115
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	JPM	5/19/21	0.750%	303
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	JPM	5/19/21	0.900%	180
300,000	152,178	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	4/21/21	0.375%	14
900,000	456,534	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	3/17/21	0.400%	29
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	5/19/21	0.400%	96
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	3/17/21	0.425%	42
500,000	253,630	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BCLY	4/21/21	0.375%	24
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	DUB	5/19/21	0.400%	96
600,000	304,356	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	GSC	3/17/21	0.400%	19
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	GSC	5/19/21	0.400%	48
300,000	152,178	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	GSC	3/17/21	0.425%	32
600,000	304,356	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	5/19/21	0.700%	933
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	5/19/21	0.750%	261
300,000	152,178	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	5/19/21	0.800%	326

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Numberof Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	5/19/21	0.900%	$311
300,000	152,178	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	3/17/21	0.700%	87
500,000	253,630	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	4/21/21	0.750%	422
1,400,000	710,164	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	4/21/21	0.800%	967
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	3/17/21	0.700%	117
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	5/19/21	0.700%	622
900,000	456,534	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	3/17/21	0.750%	178
300,000	152,178	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	4/21/21	0.750%	253
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	5/19/21	0.750%	261
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	3/17/21	0.800%	57
600,000	304,356	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	4/21/21	0.800%	414
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	5/19/21	0.800%	217
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BOA	3/17/21	0.700%	58
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BOA	4/21/21	0.750%	169
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BOA	4/21/21	0.800%	138
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	5/19/21	0.700%	622
600,000	304,356	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	4/21/21	0.750%	507
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	5/19/21	0.750%	261
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	5/19/21	0.800%	217
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	5/19/21	0.700%	311
600,000	304,356	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	3/17/21	0.750%	119
500,000	253,630	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	5/19/21	0.750%	652
400,000	202,904	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	5/19/21	0.800%	435
300,000	152,178	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	3/17/21	0.850%	30

			Total Credit Default Swaptions				$14,713

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
567,000	4,436,910	CNH	OTC Euro versus Chinese Onshore Renminbi, Call	HSBC	4/28/21	CNH	7.95	$5,544
558,000	4,366,483	CNH	OTC Euro versus Chinese Onshore Renminbi, Call	HSBC	3/30/21	CNH	8.03	1,400
567,000	469,954	EUR	OTC Euro versus Chinese Onshore Renminbi, Put	HSBC	4/28/21	CNH	7.70	1,319
558,000	462,495	EUR	OTC Euro versus Chinese Onshore Renminbi, Put	HSBC	3/30/21	CNH	7.73	838
278,000	920,208	ILS	OTC U.S. Dollar versus Israeli New Shekel, Call	HSBC	4/14/21	ILS	3.32	2,557
247,000	817,595	ILS	OTC U.S. Dollar versus Israeli New Shekel, Call	HSBC	5/6/21	ILS	3.33	2,355
143,000	473,344	ILS	OTC U.S. Dollar versus Israeli New Shekel, Call	JPM	5/18/21	ILS	3.34	1,318
247,000	$247,000		OTC U.S. Dollar versus Israeli New Shekel, Put	HSBC	5/6/21	ILS	3.17	271
278,000	278,000		OTC U.S. Dollar versus Israeli New Shekel, Put	HSBC	4/14/21	ILS	3.20	277
143,000	143,000		OTC U.S. Dollar versus Israeli New Shekel, Put	JPM	5/18/21	ILS	3.18	246

			Total Currency Options					$16,125

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,300,000	816	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Call	BCLY	2/7/22	0.010%	$1,219
1,400,000	879	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Call	GSC	2/7/22	0.010%	1,313
6,900,000	4,330	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Call	RBS	2/7/22	0.010%	6,470
1,300,000	816	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Put	BCLY	2/7/22	0.010%	3,830
1,400,000	879	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Put	GSC	2/7/22	0.010%	4,124
6,900,000	4,330	GBP	OTC 1-Year Swaption, 3-Month GBP-EURIBOR, Put	RBS	2/7/22	0.010%	20,326

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
3,300,000	$6,287		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	1.448%	$578
8,300,000	15,812		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	1.880%	769
5,100,000	9,716		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.020%	1,421
200,000	1,076	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	28,067
1,300,000	2,477		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	GSC	1/25/22	2.320%	41,246

			Total Interest Rate Swaptions				$109,363

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
18	$2,386,406	U.S. Treasury 10-Year Note April Futures, Call	CSFB	3/26/21	$135.50	$1,125
19	2,518,984	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/26/21	$136.50	594
18	2,386,406	U.S. Treasury 10-Year Note April Futures, Put	CSFB	3/26/21	$133.50	23,062
19	2,518,984	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/26/21	$135.00	45,422
100,000	10,073,438	OTC Federal National Mortgage Association (FNMA) 30-Year March Futures, Call	JPM	3/4/21	$100.73	–
100,000	10,414,063	OTC Federal National Mortgage Association (FNMA) 30-Year March Futures, Call	JPM	3/4/21	$104.14	–
200,000	20,675,000	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Call	JPM	4/7/21	$103.38	37
100,000	9,973,438	OTC Federal National Mortgage Association (FNMA) 30-Year March Futures, Put	JPM	3/4/21	$99.73	1,884
100,000	10,214,063	OTC Federal National Mortgage Association (FNMA) 30-Year March Futures, Put	JPM	3/4/21	$102.14	1,578
200,000	20,475,000	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Put	JPM	4/7/21	$102.38	4,220
100,000	10,290,625	OTC Government National Mortgage Association II (GNMA) 30-Year March Futures, Put	JPM	3/11/21	$102.91	1,748
100,000	10,357,813	OTC Government National Mortgage Association II (GNMA) 30-Year March Futures, Put	JPM	3/11/21	$103.58	388
100,000	10,400,000	OTC Government National Mortgage Association II (GNMA) 30-Year March Futures, Put	JPM	3/11/21	$104.00	634
200,000	20,756,250	OTC Government National Mortgage Association II (GNMA) 30-Year April Futures, Put	JPM	4/14/21	$103.78	1,789
100,000	10,412,500	OTC Government National Mortgage Association II (GNMA) 30-Year April Futures, Put	JPM	4/14/21	$104.13	1,106
200,000	20,853,125	OTC Government National Mortgage Association II (GNMA) 30-Year April Futures, Put	JPM	4/14/21	$104.27	2,409

		Total Options on Futures				$85,996

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $237,646)				$226,197

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2021, International Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amounts†	Security	Value
	Bank of America:
$3,004,760	0.100% due 4/19/21 (Proceeds — $3,004,760)	$3,004,760

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

For the period ended February 28, 2021, the daily average borrowing and interest rate under the reverse repurchase agreements were $4,384,943 and (0.068)%, respectively.

At February 28, 2021, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$100,000	3.500% due 3/1/36(a)	$106,539
5,000,000	3.000% due 3/1/51(a)	5,228,711
4,400,000	3.000% due 4/1/51(a)	4,602,125
9,050,000	2.000% due 3/1/51(a)	9,104,441
200,000	2.500% due 3/1/51(a)	206,641
	Fidelity MSCI Financials Index ETF (FNCL):
800,000	3.500% due 3/1/51(a)	847,750
	Government National Mortgage Association II (GNMA):
300,000	2.000% due 4/1/51(a)	303,105

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $20,681,234)	$20,399,312

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At February 28, 2021, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond March Futures	26	3/21	$2,921,683	$2,742,377	$(179,306)
Australian Government 3-Year Bond March Futures	54	3/21	4,876,619	4,853,288	(23,331)
Euro-Bobl March Futures	6	3/21	977,591	971,546	(6,045)
Euro-BTP June Futures	69	6/21	12,417,455	12,312,453	(105,002)
Euro-Buxl 30-Year Bond June Futures	9	6/21	2,256,613	2,260,739	4,126
Euro-OAT March Futures	44	3/21	8,908,892	8,675,845	(233,047)
Japan Government 10-Year Bond March Futures	6	3/21	8,553,849	8,478,072	(75,777)
U.S. Treasury 5-Year Note June Futures	64	6/21	8,003,791	7,934,000	(69,791)
U.S. Treasury 10-Year Note June Futures	6	6/21	797,085	796,313	(772)
U.S. Ultra Long Bond June Futures	17	6/21	2,540,786	2,504,844	(35,942)

					(724,887)

Contracts to Sell:
Euro-BTP March Futures	2	3/21	364,797	361,467	3,330
Euro-Bund March Futures	17	3/21	3,610,427	3,556,521	53,906
Euro-Schatz Note June Futures	24	6/21	3,245,823	3,244,086	1,737
U.S. Treasury Long Bond June Futures	11	6/21	1,792,580	1,751,406	41,174
U.S. Treasury Ultra Long Bond June Futures	1	6/21	194,385	189,063	5,322
United Kingdom Treasury 10-Year Gilt June Futures	2	6/21	361,249	355,942	5,307

					110,776

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(614,111)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2021, International Fixed Income Fund had deposited cash of $692,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2021, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	279,000	USD	217,627	HSBC	$214,691	3/2/21	$(2,936)
Australian Dollar	340,000	USD	260,277	SCB	261,630	3/2/21	1,353
Australian Dollar	503,000	USD	382,843	SCB	387,059	3/2/21	4,216
Brazilian Real	1,167,872	USD	211,181	BOA	208,314	3/2/21	(2,867)
Brazilian Real	1,167,872	USD	217,422	HSBC	208,314	3/2/21	(9,108)
Brazilian Real	1,167,872	USD	212,871	BOA	208,025	4/5/21	(4,846)
British Pound	138,000	USD	189,302	BCLY	192,220	3/2/21	2,918
British Pound	10,052,189	USD	14,228,622	BOA	14,001,687	3/2/21	(226,935)
British Pound	206,000	USD	290,071	JPM	286,938	3/2/21	(3,133)
Canadian Dollar	1,060,469	USD	843,906	BOA	833,505	3/2/21	(10,401)
Canadian Dollar	491,674	USD	391,049	BOA	386,445	3/2/21	(4,604)
Canadian Dollar	499,000	USD	392,769	SCB	392,203	3/2/21	(566)
Canadian Dollar	107,000	USD	84,334	SOG	84,099	3/2/21	(235)
Chilean Peso	253,157,950	USD	349,313	BNP	349,863	3/24/21	550
Chinese Offshore Renminbi	625,000	USD	94,284	BNP	96,256	3/17/21	1,972
Chinese Offshore Renminbi	899,000	USD	135,442	BNP	138,454	3/17/21	3,012
Chinese Offshore Renminbi	1,631,000	USD	244,290	GSC	251,189	3/17/21	6,899
Chinese Offshore Renminbi	2,576,000	USD	398,566	GSC	396,728	3/17/21	(1,838)
Chinese Offshore Renminbi	8,748,000	USD	1,313,172	GSC	1,347,274	3/17/21	34,102
Chinese Offshore Renminbi	1,751,000	USD	266,684	GSC	269,670	3/17/21	2,986
Chinese Offshore Renminbi	7,794,000	USD	1,175,580	HSBC	1,200,349	3/17/21	24,769
Chinese Offshore Renminbi	805,000	USD	121,899	JPM	123,977	3/17/21	2,078
Chinese Offshore Renminbi	927,000	USD	140,942	UBS	142,767	3/17/21	1,825
Chinese Offshore Renminbi	2,892,000	USD	434,037	UBS	445,395	3/17/21	11,358
Danish Krone	430,000	USD	70,197	BOA	69,809	4/9/21	(388)
Euro	712,000	USD	856,930	BOA	859,028	3/2/21	2,098
Euro	633,000	USD	767,841	JPM	763,715	3/2/21	(4,126)
Indonesian Rupiah	974,050,000	USD	70,000	BCLY	68,216	3/17/21	(1,784)
Indonesian Rupiah	278,220,000	USD	20,000	BNP	19,485	3/17/21	(515)
Indonesian Rupiah	212,895,000	USD	15,000	BNP	14,910	3/17/21	(90)
Indonesian Rupiah	2,697,411,000	USD	190,000	BOA	188,910	3/17/21	(1,090)
Indonesian Rupiah	1,254,150,000	USD	90,000	JPM	87,833	3/17/21	(2,167)
Indonesian Rupiah	14,194,000	USD	1,000	JPM	994	3/17/21	(6)
Japanese Yen	14,500,000	USD	137,325	BCLY	136,029	3/2/21	(1,296)
Japanese Yen	1,974,415,991	USD	18,681,636	SOG	18,522,595	3/2/21	(159,041)
Japanese Yen	70,004,830	USD	662,371	HSBC	656,829	3/15/21	(5,542)
Korean Won	1,104,760	USD	1,000	BCLY	980	3/17/21	(20)
Korean Won	771,204,286	USD	696,702	BNP	683,988	3/17/21	(12,714)
Korean Won	1,091,200	USD	1,000	BOA	968	3/17/21	(32)
Korean Won	49,689,000	USD	45,000	HSBC	44,070	3/17/21	(930)
Korean Won	1,105,100	USD	1,000	HSBC	980	3/17/21	(20)
Korean Won	265,234,500	USD	243,000	HSBC	235,239	3/17/21	(7,761)
Korean Won	17,472,000	USD	16,000	JPM	15,496	3/17/21	(504)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Korean Won	419,786,000	USD	380,000	JPM	$372,312	3/17/21	$(7,688)
Mexican Peso	9,791,806	USD	451,129	GSC	467,438	3/10/21	16,309
Mexican Peso	4,780,000	USD	235,802	HSBC	228,186	3/10/21	(7,616)
Mexican Peso	2,295,000	USD	116,233	RBS	109,558	3/10/21	(6,675)
New Taiwan Dollar	12,803,495	USD	460,690	BCLY	459,415	3/17/21	(1,275)
New Taiwan Dollar	15,660,570	USD	563,306	BOA	561,934	3/17/21	(1,372)
New Zealand Dollar	324,000	USD	235,367	BOA	234,154	3/2/21	(1,213)
New Zealand Dollar	361,000	USD	259,002	SCB	260,895	3/2/21	1,893
Norwegian Krone	5,962,692	USD	687,356	BOA	687,516	3/2/21	160
Norwegian Krone	5,962,692	USD	713,048	GSC	687,498	4/7/21	(25,550)
Peruvian Sol	335,064	USD	92,000	BNP	91,837	4/6/21	(163)
Russian Ruble	2,579,932	USD	34,933	BCLY	34,515	3/22/21	(418)
Russian Ruble	5,238,512	USD	70,521	GSC	70,083	3/22/21	(438)
Russian Ruble	5,170,151	USD	69,935	HSBC	69,168	3/22/21	(767)
Russian Ruble	5,173,302	USD	69,943	HSBC	69,211	3/22/21	(732)
Russian Ruble	5,179,231	USD	70,128	HSBC	69,290	3/22/21	(838)
Russian Ruble	5,061,849	USD	67,762	UBS	67,720	3/22/21	(42)
Russian Ruble	17,315,000	USD	233,847	UBS	230,796	4/22/21	(3,051)
Russian Ruble	1,182,457	USD	15,886	BOA	15,711	5/21/21	(175)
Russian Ruble	1,182,189	USD	15,727	BOA	15,707	5/21/21	(20)
Russian Ruble	1,262,899	USD	16,951	GSC	16,780	5/21/21	(171)
Russian Ruble	1,298,581	USD	17,402	HSBC	17,254	5/21/21	(148)
Russian Ruble	1,300,487	USD	17,416	UBS	17,280	5/21/21	(136)
South African Rand	702,023	USD	46,228	BOA	45,938	5/14/21	(290)
South African Rand	677,375	USD	45,281	HSBC	44,325	5/14/21	(956)
South African Rand	825,830	USD	54,658	UBS	54,039	5/14/21	(619)
South African Rand	831,772	USD	54,960	UBS	54,429	5/14/21	(531)
South African Rand	2,129,077	USD	137,971	HSBC	138,770	6/15/21	799
South African Rand	921,719	USD	60,311	JPM	60,076	6/15/21	(235)
Swedish Krona	5,660,000	USD	677,182	BOA	670,203	3/2/21	(6,979)
Swedish Krona	5,660,000	USD	687,678	SCB	670,511	4/7/21	(17,167)

							(431,463)

Contracts to Sell:
Australian Dollar	1,286,894	USD	995,764	BOA	990,265	3/2/21	5,499
Australian Dollar	1,508,000	USD	1,151,675	BOA	1,160,406	3/2/21	(8,731)
Brazilian Real	1,167,872	USD	213,115	BOA	208,314	3/2/21	4,801
Brazilian Real	1,167,872	USD	211,181	HSBC	208,314	3/2/21	2,867
British Pound	53,000	USD	74,985	BOA	73,824	3/2/21	1,161
British Pound	113,000	USD	156,679	SCB	157,398	3/2/21	(719)
British Pound	10,230,189	USD	13,963,574	UBS	14,249,623	3/2/21	(286,049)
British Pound	10,052,189	USD	14,231,346	BOA	14,005,022	4/7/21	226,324
Canadian Dollar	95,000	USD	74,830	BOA	74,668	3/2/21	162
Canadian Dollar	2,992,981	USD	2,331,619	HSBC	2,352,417	3/2/21	(20,798)
Canadian Dollar	491,674	USD	391,078	BOA	386,476	4/7/21	4,602
Canadian Dollar	1,060,469	USD	843,967	BOA	833,574	4/7/21	10,393
Canadian Dollar	95,000	USD	75,398	SCB	74,674	4/7/21	724
Chilean Peso	92,106,000	USD	126,000	BCLY	127,290	3/24/21	(1,290)
Chilean Peso	131,311,312	USD	178,587	HSBC	181,472	3/24/21	(2,885)
Chilean Peso	27,876,800	USD	38,000	JPM	38,526	3/24/21	(526)
Chinese Offshore Renminbi	11,317,725	USD	1,714,158	GSC	1,743,036	3/17/21	(28,878)
Chinese Offshore Renminbi	2,790,000	USD	425,812	GSC	429,686	3/17/21	(3,874)
Chinese Offshore Renminbi	4,716,000	USD	726,744	SCB	726,309	3/17/21	435

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Chinese Onshore Renminbi	2,996,814	USD	451,838	HSBC	$462,264	3/17/21	$(10,426)
Danish Krone	6,657,857	USD	1,085,860	BNP	1,080,883	4/9/21	4,977
Danish Krone	20,874,199	USD	3,412,495	BOA	3,388,861	4/9/21	23,634
Danish Krone	10,554,414	USD	1,729,162	UBS	1,713,476	4/9/21	15,686
Euro	441,000	USD	535,481	BCLY	532,067	3/2/21	3,414
Euro	927,000	USD	1,118,396	HSBC	1,118,425	3/2/21	(29)
Euro	576,000	USD	696,363	HSBC	694,943	3/2/21	1,420
Euro	22,402,764	USD	27,233,527	SCB	27,028,926	3/2/21	204,601
Euro	3,929,000	USD	4,780,945	SCB	4,740,337	3/2/21	40,608
Euro	26,930,764	USD	32,715,263	SCB	32,521,896	4/6/21	193,367
Euro	367,000	USD	444,453	HSBC	443,202	4/7/21	1,251
Israeli New Shekel	656,700	USD	189,342	BOA	198,601	4/30/21	(9,259)
Israeli New Shekel	1,189,000	USD	345,629	HSBC	359,580	4/30/21	(13,951)
Israeli New Shekel	656,000	USD	189,030	SCB	198,390	4/30/21	(9,360)
Israeli New Shekel	1,311,000	USD	381,437	UBS	396,476	4/30/21	(15,039)
Israeli New Shekel	833,000	USD	242,786	UBS	251,918	4/30/21	(9,132)
Israeli New Shekel	605,134	USD	184,687	BOA	183,054	5/13/21	1,633
Israeli New Shekel	567,279	USD	174,608	HSBC	171,603	5/13/21	3,005
Israeli New Shekel	502,861	USD	154,603	HSBC	152,117	5/13/21	2,486
Israeli New Shekel	374,386	USD	114,282	HSBC	113,253	5/13/21	1,029
Israeli New Shekel	1,100,330	USD	339,839	JPM	334,228	11/30/21	5,611
Israeli New Shekel	1,583,100	USD	483,198	GSC	481,494	1/31/22	1,704
Israeli New Shekel	1,583,025	USD	488,860	GSC	481,471	1/31/22	7,389
Japanese Yen	122,100,000	USD	1,151,945	BOA	1,145,457	3/2/21	6,488
Japanese Yen	1,413,887,420	USD	13,515,279	HSBC	13,264,106	3/2/21	251,173
Japanese Yen	29,300,000	USD	277,289	HSBC	274,873	3/2/21	2,416
Japanese Yen	30,100,000	USD	284,979	SCB	282,378	3/2/21	2,601
Japanese Yen	393,528,571	USD	3,772,123	UBS	3,691,811	3/2/21	80,312
Japanese Yen	92,507,000	USD	889,693	BCLY	867,959	3/15/21	21,734
Japanese Yen	40,000,000	USD	385,918	BOA	375,305	3/15/21	10,613
Japanese Yen	117,493,000	USD	1,131,514	HSBC	1,102,394	3/15/21	29,120
Japanese Yen	1,974,415,991	USD	18,688,862	SOG	18,530,861	4/7/21	158,001
Malaysian Ringgit	3,903,628	USD	958,912	SCB	962,068	3/24/21	(3,156)
Mexican Peso	9,790,000	USD	485,473	BCLY	467,352	3/10/21	18,121
New Taiwan Dollar	11,475,120	USD	411,000	BCLY	411,751	3/17/21	(751)
New Taiwan Dollar	6,521,000	USD	234,915	BNP	233,987	3/17/21	928
New Taiwan Dollar	3,634,800	USD	130,000	BNP	130,424	3/17/21	(424)
New Taiwan Dollar	6,157,000	USD	221,754	HSBC	220,926	3/17/21	828
New Taiwan Dollar	661,320	USD	24,000	JPM	23,730	3/17/21	270
New Taiwan Dollar	18,428,650	USD	665,799	SCB	661,258	3/17/21	4,541
New Taiwan Dollar	2,933,700	USD	105,000	SCB	105,267	3/17/21	(267)
New Taiwan Dollar	7,084,000	USD	255,095	SCB	254,188	3/17/21	907
New Taiwan Dollar	10,055,750	USD	365,000	BNP	360,895	4/14/21	4,105
New Taiwan Dollar	5,042,565	USD	183,000	BOA	180,974	4/14/21	2,026
Norwegian Krone	5,962,692	USD	713,059	GSC	687,517	3/2/21	25,542
Peruvian Sol	118,757	USD	32,866	GSC	32,548	3/24/21	318
Peruvian Sol	1,275,023	USD	355,506	DUB	349,459	3/29/21	6,047
Peruvian Sol	2,294,113	USD	640,045	GSC	628,772	3/29/21	11,273
Peruvian Sol	752,125	USD	206,755	GSC	206,157	4/20/21	598
Peruvian Sol	1,589,953	USD	435,323	GSC	435,737	7/19/21	(414)
Polish Zloty	501,848	USD	134,409	BNP	134,016	4/19/21	393
Polish Zloty	747,158	USD	198,571	BOA	199,524	4/19/21	(953)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Polish Zloty	232,000	USD	62,154	GSC	$61,954	4/19/21	$200
Polish Zloty	846,297	USD	226,237	HSBC	225,998	4/19/21	239
Polish Zloty	594,111	USD	158,875	SCB	158,654	4/19/21	221
South African Rand	3,037,000	USD	197,100	RBS	198,730	5/14/21	(1,630)
South African Rand	702,023	USD	46,039	BOA	45,757	6/15/21	282
South African Rand	677,375	USD	45,097	HSBC	44,150	6/15/21	947
South African Rand	825,830	USD	54,438	UBS	53,826	6/15/21	612
South African Rand	831,772	USD	54,739	UBS	54,214	6/15/21	525
Swedish Krona	5,660,000	USD	687,412	SCB	670,203	3/2/21	17,209
Swiss Franc	30,000	USD	33,537	SCB	32,981	3/2/21	556
Swiss Franc	26,000	USD	28,723	SCB	28,616	4/7/21	107

							999,495

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$568,032

At February 28, 2021, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency		Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.525%	PAM	*	3/22/21	GSC	USD 2,100,000	$79,305	$1,141	$78,164
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.529%	PAM	*	3/22/21	JPM	USD 6,400,000	233,824	3,436	230,388

								$313,129	$4,577	$308,552

* PAM— paid at maturity.

At February 28, 2021, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Sterling Overnight Index Average	0.000%	6/16/23	12-Month	GBP	1,100,000	$(4,508)	$1,412	$(5,920)
Pay	Sterling Overnight Index Average	0.000%	6/16/26	12-Month	GBP	300,000	(9,253)	60	(9,313)
Pay	Sterling Overnight Index Average	0.250%	6/16/31	12-Month	GBP	600,000	(40,008)	(30,420)	(9,588)
Pay	Swiss Franc 6-Month Libor	(0.500)%	9/16/25	12-Month	CHF	2,800,000	(12,274)	4,430	(16,704)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	56,100,000	6,093	1,590	4,503
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	1,200,000	(384)	—	(384)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	23,700,000	(7,171)	(222)	(6,949)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	6,500,000	(297)	(222)	(75)
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	4,000,000	3,672	—	3,672
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	8,300,000	(3,496)	(12,476)	8,980
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	3,900,000	3,928	(21)	3,949
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	9,600,000	9,262	—	9,262
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	5,100,000	5,148	(5)	5,153
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	2,800,000	2,705	(3)	2,708
Receive	Zero Coupon	0.000%	1/3/22	PAM*	BRL	4,200,000	4,027	—	4,027
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(20,997)	1,720	(22,717)
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	9,650	19	9,631
Pay	3-Month Canadian Bank Bill	1.270%	3/3/22	6-Month	CAD	1,000,000	9,247	8	9,239
Pay	3-Month Canadian Bank Bill	1.500%	6/17/22	6-Month	CAD	300,000	3,511	1,320	2,191
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	(45,248)	(44,506)	(742)
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	431	135	296
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	800,000	8,032	6,747	1,285

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month FRA New Zealand Bank Bill	0.528%	3/17/24	6-Month	NZD	100,000	$(438)	$(5)	$(433)
Receive	3-Month FRA New Zealand Bank Bill	0.500%	12/16/25	6-Month	NZD	100,000	2,172	(440)	2,612
Pay	3-Month SEK-STIBOR	0.500%	6/19/24	12-Month	SEK	4,800,000	8,314	10,994	(2,680)
Pay	3-Month USD-LIBOR	0.400%	1/15/28	6-Month	USD	2,400,000	(125,620)	(26,573)	(99,047)
Pay	3-Month USD-LIBOR	0.750%	12/16/22	6-Month	USD	4,400,000	46,335	45,944	391
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	1,000,000	9,523	22,035	(12,512)
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	1,000,000	10,176	28,258	(18,082)
Pay	3-Month USD-LIBOR	1.250%	6/16/51	6-Month	USD	700,000	(117,720)	(115,858)	(1,862)
Pay	3-Month USD-LIBOR	1.460%	2/2/51	6-Month	USD	400,000	(44,922)	—	(44,922)
Receive	3-Month USD-LIBOR	0.250%	3/30/23	6-Month	USD	9,400,000	1,282	2,029	(747)
Receive	3-Month USD-LIBOR	0.400%	3/30/26	6-Month	USD	2,750,000	66,330	23,622	42,708
Receive	3-Month USD-LIBOR	0.500%	6/16/26	6-Month	USD	2,950,000	69,480	42,894	26,586
Receive	3-Month USD-LIBOR	0.750%	3/30/31	6-Month	USD	2,800,000	207,347	22,013	185,334
Receive	3-Month USD-LIBOR	0.750%	6/16/31	6-Month	USD	800,000	62,590	26,221	36,369
Receive	3-Month USD-LIBOR	1.000%	12/16/30	6-Month	USD	700,000	32,923	(11,983)	44,906
Receive	3-Month USD-LIBOR	1.000%	12/16/30	6-Month	USD	2,600,000	115,551	(29,749)	145,300
Receive	3-Month USD-LIBOR	1.150%	3/30/51	6-Month	USD	500,000	90,644	15,571	75,073
Receive	3-Month USD-LIBOR	1.250%	6/9/41	6-Month	USD	1,200,000	132,928	31,998	100,930
Receive	3-Month USD-LIBOR	1.250%	12/16/50	6-Month	USD	200,000	30,638	597	30,041
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	(29,429)	—	(29,429)
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	(50,137)	—	(50,137)
Receive	3-Month USD-LIBOR	1.665%	10/27/51	6-Month	USD	100,000	7,501	—	7,501
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	2,600,000	(136,705)	(12,276)	(124,429)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	900,000	(68,642)	49,859	(118,501)
Receive	3-Month USD-LIBOR	2.500%	12/18/21	6-Month	USD	2,000,000	(46,939)	(27,857)	(19,082)
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	13,396	1,570	11,826
Pay	6-Month EURIBOR	(0.500)%	6/16/23	12-Month	EUR	3,700,000	(5,313)	2,399	(7,712)
Pay	6-Month EURIBOR	(0.500)%	6/16/26	6-Month	EUR	9,300,000	(134,058)	(24,700)	(109,358)
Pay	6-Month EURIBOR	(0.250)%	6/16/31	12-Month	EUR	2,600,000	(98,245)	(53,722)	(44,523)
Receive	6-Month EURIBOR	0.000%	3/17/51	12-Month	EUR	1,200,000	147,070	24,459	122,611
Receive	6-Month EURIBOR	0.000%	6/16/51	12-Month	EUR	1,800,000	224,293	(8,579)	232,872
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	6,135	—	6,135
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	11,324	—	11,324
Receive	6-Month EURIBOR	0.450%	12/15/35	12-Month	EUR	200,000	(7,722)	(17,915)	10,193
Pay	6-Month JPY-LIBOR	0.000%	3/17/31	6-Month	JPY	220,000,000	(39,606)	(22,206)	(17,400)
Pay	6-Month JPY-LIBOR	0.200%	6/19/29	6-Month	JPY	410,000,000	23,004	65,192	(42,188)
Receive	6-Month JPY-LIBOR	0.400%	6/19/39	6-Month	JPY	80,000,000	4,676	1,430	3,246
Receive	6-Month JPY-LIBOR	0.500%	6/19/49	6-Month	JPY	40,000,000	9,400	(16,224)	25,624

							$349,606	$(21,436)	$371,042

* PAM— paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Depreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$(267)	$–	$(267)
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	(196)	–	(196)
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	(1,180)	–	(1,180)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	(2,301)	–	(2,301)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	(761)	–	(761)
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	(2,801)	(555)	(2,246)
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	(2,374)	–	(2,374)
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD	32,200,000	(12,719)	(854)	(11,865)
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	(792)	–	(792)
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	(651)	–	(651)

					$(24,042)	$(1,409)	$(22,633)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2021, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year GBP Inflation Linked	3.256%	2/15/25	GBP	1,000,000	$(14,511)	$—	$(14,511)
Receive	5-Year GBP Inflation Linked	3.258%	2/15/25	GBP	1,000,000	(14,628)	—	(14,628)
Receive	5-Year GBP Inflation Linked	3.262%	2/15/25	GBP	800,000	(11,953)	—	(11,953)
Receive	5-Year GBP Inflation Linked	3.334%	8/15/25	GBP	400,000	1,880	(551)	2,431
Receive	5-Year GBP Inflation Linked	3.355%	11/15/25	GBP	100,000	794	(335)	1,129
Pay	10-Year GBP Inflation Linked	3.386%	1/15/30	GBP	200,000	(26)	—	(26)
Pay	10-Year GBP Inflation Linked	3.453%	2/15/30	GBP	1,400,000	8,843	—	8,843
Pay	10-Year GBP Inflation Linked	3.450%	2/15/30	GBP	600,000	3,470	83	3,387
Pay	10-Year GBP Inflation Linked	3.450%	2/15/30	GBP	100,000	578	285	293
Pay	10-Year GBP Inflation Linked	3.436%	2/15/30	GBP	100,000	329	—	329
Pay	10-Year GBP Inflation Linked	3.475%	8/15/30	GBP	400,000	(5,623)	—	(5,623)
Pay	10-Year GBP Inflation Linked	3.473%	11/15/30	GBP	100,000	(1,837)	—	(1,837)
Receive	10-Year GBP Inflation Linked	3.397%	11/15/30	GBP	280,000	8,887	1,991	6,896
Receive	10-Year GBP Inflation Linked	3.445%	11/15/30	GBP	140,000	3,253	—	3,253
Pay	20-Year GBP Inflation Linked	3.217%	11/15/40	GBP	480,000	(55,248)	(7,785)	(47,463)
Pay	20-Year GBP Inflation Linked	3.272%	11/15/40	GBP	100,000	(9,158)	(22)	(9,136)
Pay	20-Year GBP Inflation Linked	3.273%	11/15/40	GBP	140,000	(12,790)	—	(12,790)
Receive	30-Year GBP Inflation Linked	3.000%	11/15/50	GBP	200,000	49,076	6,999	42,077
Receive	30-Year GBP Inflation Linked	3.051%	11/15/50	GBP	100,000	20,641	—	20,641

						$(28,023)	$665	$(28,688)

At February 28, 2021, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
China Government International, A+	(1.000)%	6/20/23	3-Month	BCLY	0.130%	USD	200,000	$(4,468)	$(3,815)	$(653)
China Government International, A+	(1.000)%	6/20/23	3-Month	GSC	0.130%	USD	500,000	(11,171)	(9,654)	(1,517)
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BCLY	0.042%	USD	400,000	(5,897)	(14,121)	8,224
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BNP	0.042%	USD	700,000	(10,320)	(25,057)	14,737
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BOA	0.042%	USD	200,000	(2,948)	(6,913)	3,965
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	GSC	0.042%	USD	500,000	(7,371)	(17,653)	10,282
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	HSBC	0.042%	USD	300,000	(4,423)	(10,159)	5,736
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BCLY	0.139%	USD	600,000	(13,242)	(15,056)	1,814
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BNP	0.139%	USD	400,000	(8,829)	(9,884)	1,055
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	HSBC	0.139%	USD	200,000	(4,414)	(4,989)	575
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	JPM	0.139%	USD	400,000	(8,828)	(9,580)	752

								$(81,911)	$(126,881)	$44,970

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

OTC Credit Default Swaps on Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/21 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.687%	USD	300,000	$4,547	$(7,348)	$11,895

Centrally Cleared—Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/21 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Series 35 10-Year Index	5.000%	12/20/25	3-Month	3.088%	USD	500,000	$(46,415)	$(25,540)	$(20,875)
Markit CDX North America Investment Grade Series 35 10-Year Index	1.000%	12/20/30	3-Month	0.978%	USD	1,500,000	(5,826)	(2,578)	(3,248)
Markit iTraxx Europe Series 31 10-Year Index	1.000%	6/20/29	3-Month	0.864%	EUR	9,900,000	(154,364)	(85,639)	(68,725)

							$(206,605)	$(113,757)	$(92,848)

Centrally Cleared — Credit Default Swaps on Corporate Issues and Indexes — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/21 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade Series 35 5-Year Index	1.000%	12/20/25	3-Month	0.555%	USD	100,000	$2,294	$1,827	$467
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.340%	USD	100,000	1,071	1,866	(795)
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.453%	EUR	200,000	8,233	(5,907)	14,140

							$11,598	$(2,214)	$13,812

At February 28, 2021, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Appreciation

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD	1,449,000	AUD	2,100,000	$171,694	$(3,920)	$175,614

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At February 28, 2021, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,347,000 for open centrally cleared swap contracts.

At February 28, 2021, International Fixed Income Fund had cash collateral from brokers in the amount of $767,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	BOA	— Bank of America
CAD	— Canadian Dollar	CSFB	— Credit Suisse Securities (USA) LLC
CHF	— Swiss Franc	DUB	— Deutsche Bank AG
CNH	— Chinese Offshore Renminbi	GSC	— Goldman Sachs & Co.
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	RBS	— Royal Bank of Scotland PLC
HKD	— Hong Kong Dollar	SCB	— Standard Chartered Bank
ILS	— Israeli New Shekel	SOG	— Societe Generale SA
JPY	— Japanese Yen	UBS	— UBS Securities LLC
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

MUNICIPAL BONDS — 94.9%

Arizona — 6.7%
$2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(a)(b)	$3,202,710
		Industrial Development Authority of the County of Pima (The), Revenue Bonds:
		Facility American Leadership Academy:
350,000	NR	4.125% due 6/15/29(c)	354,830
250,000	NR	4.750% due 6/15/37(c)	254,167
280,000	NR	Imagine East Mesa Charter School, 3.250% due 7/1/24(c)	288,022
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	533,125

		Total Arizona	4,632,854

California — 4.4%
		California County Tobacco Securitization Agency, Revenue Bonds, Merced County Tobacco Funding Corp.:
240,000	A	5.000% due 6/1/25	283,027
100,000	A	5.000% due 6/1/27	124,445
		Golden State Tobacco Securitization Corp., Revenue Bonds:
35,000	NR	Series A1, 5.000% due 6/1/47	36,207
290,000	NR	Series A2, 5.000% due 6/1/47	299,999
1,000,000	A3(d)	Kaweah Delta Health Care District Guild, Revenue Bonds, Series B, 4.000% due 6/1/45	1,056,700
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, BAM-Insured, 4.000% due 10/1/40	661,616
475,000	Aa2(d)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	552,606

		Total California	3,014,600

Colorado — 9.0%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(b)	914,160
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,594,888
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,632,330
2,000,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,067,680

		Total Colorado	6,209,058

Connecticut — 1.2%
790,000	AAA	Connecticut Housing Finance Authority, Revenue Bonds, AMT, Series B2, 2.300% due 11/15/23(b)	819,190

District of Columbia — 1.6%
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon, due 6/15/46	321,023
700,000	A+	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(b)	768,838

		Total District of Columbia	1,089,861

Florida — 5.3%
225,000	Baa3(d)	Capital Projects Finance Authority, FL, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	259,571
100,000	Ba2(d)	Capital Trust Agency Inc., Revenue Bonds, Viera Charter Schools Inc. Project, 4.000% due 10/15/29(c)	105,585
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,707,930
305,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	310,011
190,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(b)(c)	205,405

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Florida — 5.3% — (continued)
$115,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	$117,112
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	295,279
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	300,610
255,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	257,899
100,000	NR	Westside Community Development District, Special Assessment, 3.500% due 5/1/24(c)	101,660

		Total Florida	3,661,062

Georgia — 5.6%
		City of Atlanta, GA, Department of Aviation, Revenue Bonds:
65,000	Aa3(d)	Series A, 5.000% due 7/1/24	74,862
265,000	Aa3(d)	Series A, 5.000% due 7/1/25	315,292
265,000	Aa3(d)	Series A, 5.000% due 7/1/26	324,582
70,000	Aa3(d)	Series B, AMT, 5.000% due 7/1/24(b)	80,095
120,000	Aa3(d)	Series B, AMT, 5.000% due 7/1/25(b)	141,532
2,610,000	Aa1(d)	Main Street Natural Gas Inc., Revenue Bonds, Series B, 4.000% due 8/1/49(a)	2,906,992

		Total Georgia	3,843,355

Illinois — 4.8%
		Illinois Finance Authority, Revenue Bonds:
		Advocate Health Care:
785,000	Aa3(d)	Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(f)	821,832
10,000	NR	Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(f)	10,469
440,000	AA	Unrefunded Portion, 4.000% due 6/1/47	448,475
600,000	A	DePaul University, 5.000% due 10/1/36	709,128
1,000,000	AA+	Northwestern University, 5.000% due 12/1/28	1,297,150

		Total Illinois	3,287,054

Indiana — 1.7%
1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37	1,186,280

Iowa — 1.8%
1,000,000	A3(d)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(a)	1,207,800

Louisiana — 0.8%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/38(b)	289,638
250,000	A-	5.000% due 1/1/37(b)	290,262

		Total Louisiana	579,900

Maryland — 1.2%
		City of Baltimore, MD, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.600% due 6/1/21(c)	200,274
200,000	NR	Series A, 2.750% due 6/1/24(c)	203,300
125,000	NR	Series A, 2.800% due 6/1/25(c)	127,615
135,000	NR	Series A, 2.850% due 6/1/26(c)	138,445
160,000	NR	Series B, 3.000% due 6/1/24(c)	161,682

		Total Maryland	831,316

Massachusetts — 1.7%
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,202,650

Michigan — 0.6%
400,000	BB+	Michigan Finance Authority, Revenue Bonds, Cesar Chavez Academy Project, 3.250% due 2/1/24	407,696

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Nevada — 2.2%
$100,000	Ba2(d)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(c)	$100,886
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,389,821

		Total Nevada	1,490,707

New Hampshire — 1.5%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., 2.950% due 4/1/29(b)(c)	1,025,350

New Jersey — 4.8%
1,340,000	A3(d)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,465,679
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(c)	235,560
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, 5.000% due 6/15/30	1,456,913
100,000	A	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/25	117,330

		Total New Jersey	3,275,482

New Mexico — 1.8%
1,000,000	BBB	City of Farmington, NM, Revenue Bonds, Public Service Company of New Mexico, 1.875% due 4/1/33(a)	1,009,190
		City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project:
100,000	BB+(e)	2.250% due 5/15/24	99,753
100,000	BB+(e)	2.625% due 5/15/25	100,161

		Total New Mexico	1,209,104

New York — 3.6%
1,170,000	AA	Trust for Cultural Resources of The City of New York/The, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,477,359
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Unrefunded Portion, 5.000% due 2/15/43	603,455
225,000	Baa3(d)	New York Transportation Development Corp. Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(b)	261,920
140,000	WD(e)	Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Asset-Backed Bonds, 5.000% due 5/15/21	140,892

		Total New York	2,483,626

Ohio — 1.2%
160,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, Class 2, 5.000% due 6/1/55	180,158
600,000	Ba1(d)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	623,970

		Total Ohio	804,128

Oregon — 1.3%
830,000	Aa2(d)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	881,701

Pennsylvania — 0.2%
100,000	BB+	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	118,100

Puerto Rico — 4.1%
		Puerto Rico Housing Finance Authority, Revenue Bonds, Puerto Rico Public Housing Project:
440,000	AA-	5.000% due 12/1/21	454,916
265,000	AA-	5.000% due 12/1/22	285,450
200,000	AA-	5.000% due 12/1/23	223,490
430,000	AA-	5.000% due 12/1/24	495,627

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Puerto Rico — (continued)
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
$334,000	NR	Series A1, zero coupon, due 7/1/24	$314,327
664,000	NR	Series A1, 4.750% due 7/1/53	724,709
90,000	NR	Series A1, 5.000% due 7/1/58	99,679
216,000	NR	Series A2, 4.784% due 7/1/58	236,211

		Total Puerto Rico	2,834,409

South Carolina — 10.5%
1,535,000	Aa3(d)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,771,559
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,505,420
2,970,000	Aa3(d)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Remarketing, Series B, 0.532% (1-Month USD-LIBOR + 0.450%) due 10/1/31(a)	2,972,257

		Total South Carolina	7,249,236

Tennessee — 1.4%
890,000	Aa2(d)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	950,502

Texas — 8.9%
1,000,000	A1(d)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(b)	1,203,900
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corp. Project, 4.000% due 5/15/36	305,239
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	510,171
500,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/28	644,940
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,156,610
795,000	Aaa(d)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(a)	791,884
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,490,413

		Total Texas	6,103,157

Utah — 0.9%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	611,375

Washington — 2.0%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,252,590
100,000	BB(e)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	111,450

		Total Washington	1,364,040

Wisconsin — 3.1%
90,000	A+	Public Finance Authority, Revenue Bonds, Renown Regional Medical Center Project, 5.000% due 6/1/27	111,616
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,385,566
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	614,245

		Total Wisconsin	2,111,427

Wyoming — 1.0%
680,000	A	County of Laramie, WY, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.000% due 5/1/37	685,379

		TOTAL MUNICIPAL BONDS (Cost — $61,248,702)	65,170,399

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Security	Value

SHORT-TERM INVESTMENTS — 4.0%

TIME DEPOSITS — 4.0%
$71,783	Barclays Bank PLC — London, 0.000% due 3/1/21	$71,783
1,606,935	Royal Bank of Canada — Toronto, 0.000% due 3/1/21	1,606,935
1,079,324	Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	1,079,324

	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,758,042)	2,758,042

	TOTAL INVESTMENTS — 98.9% (Cost — $64,006,744)	67,928,441

	Other Assets in Excess of Liabilities — 1.1%	766,883

	TOTAL NET ASSETS — 100.0%	$68,695,324

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $4,657,527 and represents 6.8% of net assets.

(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

At February 28, 2021, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$64,006,744	$3,960,579	$(23,185)	$3,937,394

Abbreviations used in this schedule:
BAM	— Build America Mutual
FGIC	— Financial Guarantee Insurance Company
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NPFG	— National Public Finance Guarantee Corp.
PLC	— Public Limited Company
PSF-GTD	— Permanent School Fund Guaranteed
SCH BD GTY	— School Bond Guaranty

See pages 269-270 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Summary of Investments by Industry^
General Obligation	17.4%
Health Care Providers & Services	16.0
Development	9.4
School District	8.2
Transportation	8.1
Higher Education	7.7
Airport	6.5
Water and Sewer	4.7
Utilities	4.1
Education	4.0
Power	2.2
Tobacco Settlement	2.2
Pollution	1.5
Single Family Housing	1.4
Multi Family Housing	1.2
Nursing Homes	0.9
Housing	0.4
Short-Term Investments	4.1

100.0%

^	As a percentage of total investments.

At February 28, 2021, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long Bond June Futures	7	6/21	$1,130,228	$1,114,531	$15,697

At February 28, 2021, Municipal Bond Fund had deposited cash of $29,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
USD	— United States Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 103.2%
		U.S. Treasury Inflation Indexed Bonds:
$1,672,039		2.375% due 1/15/25	$1,955,815
1,998,724		2.000% due 1/15/26	2,364,063
1,985,598		1.750% due 1/15/28	2,399,539
4,977,901		3.625% due 4/15/28	6,717,635
1,931,414		2.500% due 1/15/29	2,485,576
1,975,822		3.875% due 4/15/29	2,785,854
35,219		3.375% due 4/15/32	51,785
1,663,066		2.125% due 2/15/40	2,400,465
2,795,161		2.125% due 2/15/41	4,081,097
2,074,932		0.750% due 2/15/42	2,432,720
441,843		0.625% due 2/15/43	505,600
5,107,569		1.375% due 2/15/44	6,758,690
243,349		0.750% due 2/15/45	287,285
4,825,927		1.000% due 2/15/46	5,992,074
1,715,690		0.875% due 2/15/47	2,090,063
1,077,406		1.000% due 2/15/48	1,356,786
466,044		0.250% due 2/15/50	492,326
460,170		0.125% due 2/15/51	465,832
		U.S. Treasury Inflation Indexed Notes:
41,762		0.125% due 4/15/21	42,035
1,599,668		0.125% due 1/15/22	1,636,368
12,747,637		0.125% due 4/15/22(a)	13,101,180
15,357,212		0.125% due 1/15/23(a)	16,066,930
6,941,997		0.625% due 4/15/23	7,368,226
1,897,761		0.625% due 1/15/24	2,050,433
5,267,127		0.500% due 4/15/24	5,688,532
1,827,432		0.125% due 10/15/24	1,970,634
806,728		0.125% due 4/15/25	870,966
401,548		0.125% due 10/15/25	437,279
4,998,763		0.625% due 1/15/26	5,560,601
8,079,317		0.125% due 7/15/26(a)	8,838,529
3,375,079		0.375% due 1/15/27	3,731,121
7,677,352		0.375% due 7/15/27(a)	8,538,531
7,579,824		0.500% due 1/15/28(a)	8,474,896
7,896,745		0.750% due 7/15/28(a)	9,029,652
4,425,435		0.875% due 1/15/29	5,099,048
2,817,636		0.250% due 7/15/29	3,108,045
1,154,136		0.125% due 1/15/30	1,254,432
3,626,834		0.125% due 7/15/30	3,953,055
2,621,598		0.125% due 1/15/31	2,842,217
130,000		U.S. Treasury Notes, 1.750% due 12/31/24	136,063

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $142,024,727)	155,421,978

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9%
		Alternative Loan Trust:
285,107	Caa2(b)	Series 2006-HY11, Class A1, 0.238% (0.240% – 1-Month USD-LIBOR) due 6/25/36(c)	286,427
45,991	WR(b)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	46,024
567,664	Caa3(b)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(d)	559,648
1,189	AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.720% (6-Month USD-LIBOR + 1.500%) due 9/25/45(d)	1,195
364,759	Aaa(b)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 1.162% (1-Month USD-LIBOR + 1.050%) due 9/15/36(d)(e)	365,262
44,579	NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(e)	44,854

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9% — (continued)
$22,982		WR(b)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.575% due 5/25/33(d)	$23,180
240,794		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 1.093% (1-Month USD-LIBOR + 0.975%) due 6/25/34(d)	245,646
52,598		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 0.478% (1-Month USD-LIBOR + 0.360%) due 3/25/35(d)(e)	54,304
			CHL Mortgage Pass-Through Trust:
819,133		WR(b)	Series 2005-HYB6, Class 2A1, 2.860% due 10/20/35(d)	839,300
88,253		WR(b)	Series 2005-HYB9, Class 2A1, 2.207% (1-Year USD-LIBOR + 1.750%) due 2/20/36(d)	85,392
117,193		Caa2(b)	Series 2006-6, Class A4, 6.000% due 4/25/36	88,298
168,512		WD(f)	Series 2007-1, Class A1, 6.000% due 3/25/37	132,706
			Citigroup Mortgage Loan Trust:
5,894		B-	Series 2004-HYB2, Class 2A, 2.400% due 3/25/34(d)	6,137
213,306		Caa2(b)	Series 2007-AR4, Class 1A1A, 3.204% due 3/25/37(d)	213,204
84,989		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(d)(e)	85,892
28,390		WR(b)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	29,030
			Countrywide Asset-Backed Certificates:
401,537		CC	Series 2007-1, Class 1A, 0.258% (1-Month USD-LIBOR + 0.140%) due 7/25/37(d)	373,423
82,838		D	Series 2007-6, Class 1A, 0.318% (1-Month USD-LIBOR + 0.200%) due 9/25/37(d)	75,089
469,287		CCC	Series 2007-8, Class 1A1, 0.308% (1-Month USD-LIBOR + 0.190%) due 11/25/37(d)	448,926
648,968		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 0.268% (1-Month USD-LIBOR + 0.150%) due 9/29/36(d)(e)	633,975
172,467		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.474% due 8/26/58(d)(e)	172,832
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 1.168% (1-Month USD-LIBOR + 1.050%) due 6/25/35(d)	150,694
923,031		CC	Series 2007-CB6, Class A3, 0.350% (1-Month USD-LIBOR + 0.220%) due 7/25/37(d)(e)	742,438
471,250		AAA	Crown Point CLO 5 Ltd., Series 2018-5A, Class A, 1.163% (3-Month USD-LIBOR + 0.940%) due 7/17/28(d)(e)	471,432
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 1.268% (1.725% – 1-Month USD-LIBOR) due 11/25/34(c)	149,647
887,823		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.218% (1-Month USD-LIBOR + 1.100%) due 5/25/37(d)(e)	889,853
84,537		Aaa(b)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 1.144% (3-Month USD-LIBOR + 0.920%) due 5/28/28(d)(e)	84,605
370,264		NR	Government National Mortgage Association (GNMA), Series 2018-H15, Class FG, 0.599% (1-Year USD-LIBOR + 0.150%) due 8/20/68(d)	366,334
26,920		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.220% due 3/25/46	20,359
4,741		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.791% (1-Month USD-LIBOR + 0.680%) due 6/20/35(d)	4,657
735,237	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.100% (Sterling Overnight Index Average + 1.050%) due 5/25/53(d)(e)	1,027,185
59,592		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.758% (1-Month USD-LIBOR + 0.640%) due 7/25/45(d)	53,922
139,057		Aaa(b)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 1.073% (3-Month USD-LIBOR + 0.850%) due 1/17/28(d)(e)	139,144
396,144		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.578% (1-Month USD-LIBOR + 0.460%) due 3/25/36(d)	380,195
188,335		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 1.557% (1-Month USD-LIBOR + 1.450%) due 12/15/31(d)(e)	187,054
260,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.257% (0.800% – 3-Month EURIBOR) due 12/15/29(c)(e)	312,777
80,501		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(e)	81,374

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9% — (continued)
$384,875		WD(f)	Lehman XS Trust, Series 2007-20N, Class A1, 1.268% (1-Month USD-LIBOR + 1.150%) due 12/25/37(d)	$396,647
182,687		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.238% (1-Month USD-LIBOR + 0.120%) due 8/25/36(d)	98,987
208,368		Aaa(b)	Monarch Grove CLO, Series 2018-1A, Class A1, 1.098% (3-Month USD-LIBOR + 0.880%) due 1/25/28(d)(e)	208,011
489,680		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.045% (3-Month USD-LIBOR + 0.820%) due 10/13/27(d)(e)	489,783
10,391		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 0.587% (1-Month USD-LIBOR + 0.480%) due 6/15/30(d)	10,442
			New Residential Mortgage Loan Trust:
62,133		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(d)(e)	67,562
332,499		Aaa(b)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(d)(e)	349,802
			Option One Mortgage Loan Trust:
114,789		CC	Series 2007-1, Class 1A1, 0.258% (1-Month USD-LIBOR + 0.140%) due 1/25/37(d)	86,825
111,320		CC	Series 2007-2, Class 1A1, 0.258% (1-Month USD-LIBOR + 0.140%) due 3/25/37(d)	85,383
700,000	EUR	AAA	OZLME BV, Series 1A, Class AR, 0.820% (3-Month EURIBOR + 0.820%) due 1/18/30(d)(e)	844,750
580,109		B+	RASC Trust, Series 2006-KS3, Class M1, 0.613% (1-Month USD-LIBOR + 0.330%) due 4/25/36(d)	569,667
556,402		WD(f)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	324,718
			Securitized Asset-Backed Receivables LLC Trust:
562,642		CC	Series 2006-FR3, Class A3, 0.618% (1-Month USD-LIBOR + 0.500%) due 5/25/36(d)	394,591
110,037		CC	Series 2006-HE2, Class A2C, 0.268% (0.300% – 1-Month USD-LIBOR) due 7/25/36(c)	63,166
235,127		B	Sequoia Mortgage Trust, Series 6, Class A, 0.751% (1-Month USD-LIBOR + 0.640%) due 4/19/27(d)	233,224
			Soundview Home Loan Trust:
265,409		CC	Series 2007-OPT1, Class 1A1, 0.318% (1-Month USD-LIBOR + 0.200%) due 6/25/37(d)	220,318
72,642		CCC	Series 2007-OPT2, Class 2A3, 0.298% (1-Month USD-LIBOR + 0.180%) due 7/25/37(d)	70,006
161,647		Aaa(b)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.184% (3-Month USD-LIBOR + 0.950%) due 7/14/26(d)(e)	161,765
229,717		Aaa(b)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 1.121% (3-Month USD-LIBOR + 0.880%) due 4/15/28(d)(e)	229,812
315,151		Aaa(b)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 1.064% (3-Month USD-LIBOR + 0.840%) due 4/20/28(d)(e)	315,402
500,000		Aaa(b)	Venture 35 CLO Ltd., Series 2018-35A, Class AS, 1.872% (3-Month USD-LIBOR + 1.650%) due 10/22/31(d)(e)	501,227
566,199		Aaa(b)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 1.091% (3-Month USD-LIBOR + 0.850%) due 1/15/28(d)(e)	566,028
287,959		Aaa(b)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.121% (3-Month USD-LIBOR + 0.880%) due 4/15/27(d)(e)	287,190
			WaMu Mortgage Pass-Through Certificates Trust:
10,809		Baa1(b)	Series 2002-AR2, Class A, 1.710% (11th District Cost of Funds Index + 1.250%) due 2/27/34(d)	11,060
4,491		BB	Series 2002-AR17, Class 1A, 1.578% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(d)	4,428

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $16,168,231)	16,463,208

MORTGAGE-BACKED SECURITIES — 9.7%

FNMA — 7.9%
			Federal National Mortgage Association (FNMA):
1,564,535			4.000% due 5/1/49 — 9/1/50	1,679,637
3,800,000			3.000% due 3/1/51(g)	3,973,820
1,566,000			3.500% due 3/1/51(g)	1,659,471
1,890,000			2.000% due 4/1/51(g)	1,897,272
2,500,000			4.000% due 4/1/51(g)	2,685,938

			Total FNMA	11,896,138

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

GNMA — 1.8%
$2,600,000			Government National Mortgage Association (GNMA), 2.500% due 03/15/2051(g)	$2,691,203

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $14,689,534)	14,587,341

SOVEREIGN BONDS — 9.4%

Argentina — 0.0%
727,000	ARS	NR	Bonos del Tesoro Nacional en Pesos Badlar, 36.134% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(d)	8,377
4,740,000	ARS	NR	Ciudad Autonoma de Buenos Aires, 39.110% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(d)	54,880

			Total Argentina	63,257

Australia — 1.3%
			Australia Government Bonds:
1,040,000	AUD	Aaa(b)	1.250% due 2/21/22	962,249
890,000	AUD	Aaa(b)	3.000% due 9/20/25	1,023,745

			Total Australia	1,985,994

Canada — 0.4%
			Canadian Government Real Return Bonds:
469,338	CAD	AAA	4.250% due 12/1/26	482,658
52,860	CAD	AAA	0.500% due 12/1/50	45,115

			Total Canada	527,773

France — 0.5%
597,546	EUR	AAu(f)	French Republic Government Bonds OAT, 0.100% due 3/1/26(e)	779,611

Italy — 4.1%
			Italy Buoni Poliennali Del Tesoro:
3,689,862	EUR	NR	1.400% due 5/26/25(e)	4,737,202
1,112,485	EUR	Baa3u(b)	0.400% due 5/15/30(e)	1,426,421

			Total Italy	6,163,623

Japan — 2.0%
			Japanese Government CPI Linked Bonds:
139,551,830	JPY	A1(b)	0.100% due 3/10/28	1,320,306
180,464,240	JPY	A1(b)	0.100% due 3/10/29	1,706,534

			Total Japan	3,026,840

New Zealand — 0.7%
970,000	NZD	AAA	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	970,841

Peru — 0.3%
1,400,000	PEN	A-	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(e)	437,758

Qatar — 0.1%
200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	213,915

			TOTAL SOVEREIGN BONDS (Cost — $13,433,463)	14,169,612

CORPORATE BONDS & NOTES — 5.8%

Banks — 3.0%
100,000	EUR	Ba1(b)	Banco Santander SA, Junior Subordinated Notes, 6.250% (5-Year EUR Swap Rate + 5.640%)(d)(h)	122,688
200,000	EUR	Baa3(b)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% – 5-Year EUR Swap Rate)(c)(h)	246,168
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	715,739
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	193,710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — (continued)
$200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 1.039% (3-Month USD-LIBOR + 0.800%) due 6/21/21(d)	$200,470
			Natwest Group PLC:
240,000		B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(d)(h)	248,333
			Senior Unsecured Notes:
200,000		BBB	1.801% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	205,234
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	217,225
14,978,094	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,372,982

			Total Banks	4,522,549

Diversified Financial Services — 2.2%
18,042,650	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,858,499
2,559,830	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.000% due 10/1/50	405,970

			Total Diversified Financial Services	3,264,469

Electric — 0.2%
200,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.800% due 1/15/23	208,567
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 0.667% (3-Month USD-LIBOR + 0.450%) due 3/15/21(d)	100,019

			Total Electric	308,586

Oil & Gas — 0.4%
505,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30	535,704
2,120,000	ARS	NR	YPF SA, Senior Unsecured Notes, 38.339% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 6.000%) due 3/4/21(d)	27,713

			Total Oil & Gas	563,417

			TOTAL CORPORATE BONDS & NOTES (Cost — $8,265,330)	8,659,021

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $194,581,285)	209,301,160

SHORT-TERM INVESTMENTS — 4.6%

REPURCHASE AGREEMENT — 2.7%
4,100,000			Bank of New York Mellon Corp. (The) repurchase agreement dated 2/28/21, 0.010% due 3/1/21, Proceeds at maturity — $4,100,001; (Fully collateralized by U.S. Treasury Inflation Indexed Bonds, 1.000% due 2/15/46; Market Valued — $4,265,045) (Cost — $4,100,000)	4,100,000

TIME DEPOSITS — 0.7%
			ANZ National Bank — London:
42,581	AUD		(0.060)% due 3/1/21	32,766
32,489	NZD		0.010% due 3/1/21	23,480
209,054	EUR		Banco Santander SA — Frankfurt, (0.710)% due 3/1/21	252,223
			BBH — Grand Cayman:
883	DKK		(0.520)% due 3/1/21	143
152	CAD		0.010% due 3/1/21	120
441	SGD		0.050% due 3/1/21	331
4,636	ZAR		2.800% due 3/1/21	306
36,348	GBP		Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	50,629
576,997			Skandinaviska Enskilda Banken AB — Stockholm, 0.000% due 3/1/21	576,997
9,121,356	JPY		Societe Generale SA — Paris, (0.320)% due 3/1/21	85,570

			TOTAL TIME DEPOSITS (Cost — $1,022,565)	1,022,565

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount	Security	Value

U.S. GOVERNMENT OBLIGATION — 1.2%
$1,800,000	U.S. Treasury Bills, 0.033% due 5/6/21(i)(j) (Cost — $1,799,891)	$1,799,891

	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,922,456)	6,922,456

	TOTAL INVESTMENTS IN SECURITIES (Cost — $201,503,741)	216,223,616

	TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $164,716)	287,932

	TOTAL INVESTMENTS — 143.8% (Cost — $201,668,457)	216,511,548

	Liabilities in Excess of Other Assets — (43.8)%	(65,970,087)

	TOTAL NET ASSETS — 100.0%	$150,541,461

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Rating by Moody’s Investors Service.
(c)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2021.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $16,695,305 and represents 11.1% of net assets.

(f)	Rating by Fitch Ratings Service.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Rate shown represents yield-to-maturity.
(j)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments

At February 28, 2021, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$201,668,457	$17,220,720	$(1,995,520)	$15,225,200

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	71.9%
Collateralized Mortgage Obligations	7.6
Mortgage-Backed Securities	6.7
Sovereign Bonds	6.5
Corporate Bonds & Notes	4.0
Purchased Options	0.1
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.

At February 28, 2021, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,400,000	$12,192		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	8/24/21	0.700%	$22,588
300,000	1,614	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.197%	43,735
1,500,000	8,070	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.197%	218,677

			Total Interest Rate Swaptions				$285,000

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
6	808,140	EUR	Euro-Bobl June Futures, Put	SOG	5/21/21	EUR	130.50	$36
23	3,399,400	EUR	Euro-BTP June Futures, Call	SOG	5/21/21	EUR	161.50	278
41	7,004,850	EUR	Euro-Bund June Futures, Put	SOG	5/21/21	EUR	151.00	495
352	39,443,360	EUR	Euro-Schatz June Futures, Call	SOG	5/21/21	EUR	114.20	2,123

			Total Options on Futures					$2,932

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $164,716)					$287,932

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2021, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	$ 112,450	OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	BNP	4/21/21	0.450%	$32
200,000	112,450	OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	4/21/21	0.800%	155
400,000	224,900	OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	4/21/21	0.850%	250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	$ 112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	5/19/21	0.900%	$181
100,000	56,225		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	DUB	4/21/21	0.450%	16
300,000	168,675		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	DUB	5/19/21	0.750%	455
200,000	112,450		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	JPM	5/19/21	0.750%	303
300,000	152,178	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	4/21/21	0.375%	14
1,000,000	507,260	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	3/17/21	0.400%	33
100,000	50,726	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	3/17/21	0.700%	29
500,000	253,630	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	4/21/21	0.750%	422
800,000	405,808	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BCLY	4/21/21	0.800%	552
100,000	50,726	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	3/17/21	0.700%	29
1,000,000	507,260	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	3/17/21	0.750%	197
300,000	152,178	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	4/21/21	0.750%	253
200,000	101,452	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	4/21/21	0.800%	138

			Total Credit Default Swaptions				$3,059

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
12,800,000	$24,384		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	8/24/21	0.550%	$25,393
860,000	$4,627	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.000%	41,758
4,440,000	$23,887	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.000%	215,588

			Total Interest Rate Swaptions				$282,739

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	$20,146,875	OTC Federal National Mortgage Association (FNMA) 30-Year March Futures, Call	JPM	3/4/21	$100.73	$ –
100,000	10,337,500	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Call	JPM	4/7/21	$103.38	19
100,000	9,942,969	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Put	JPM	5/6/21	$99.43	707
200,000	19,946,875	OTC Federal National Mortgage Association (FNMA) 30-Year March Futures, Put	JPM	3/4/21	$99.73	3,767
100,000	10,075,000	OTC Federal National Mortgage Association (FNMA) 30-Year May Futures, Put	JPM	5/6/21	$100.75	1,246
100,000	10,212,500	OTC Federal National Mortgage Association (FNMA) 30-Year March Futures, Put	JPM	3/4/21	$102.13	1,563
100,000	10,237,500	OTC Federal National Mortgage Association (FNMA) 30-Year April Futures, Put	JPM	4/7/21	$102.38	2,110
100,000	10,290,625	OTC Government National Mortgage Association II (GNMA) 30-Year March Futures, Put	JPM	3/11/21	$102.91	1,748
100,000	10,378,125	OTC Government National Mortgage Association II (GNMA) 30-Year April Futures, Put	JPM	4/14/21	$103.78	895

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
100,000	$ 10,400,000	OTC Government National Mortgage Association II (GNMA) 30-Year March Futures, Put	JPM	3/11/21	$104	$634
200,000	20,853,125	OTC Government National Mortgage Association II (GNMA) 30-Year April Futures, Put	JPM	4/14/21	$104.27	2,409

		Total Options on Futures				$15,098

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $165,926)				$300,896

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 28, 2021, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts	Security	Value

	Nomura Securities International, Inc.:
$56,645,733	0.100% due 3/3/21 (Proceeds — $56,645,733)	$56,645,733

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended February 28, 2021, the daily average borrowing and interest rate under the reverse repurchase agreements were $50,064,307 and 0.156%, respectively.

At February 28, 2021, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl March Futures	6	3/21	$978,496	$971,547	$(6,949)
Euro-Bund June Futures	30	6/21	6,200,022	6,172,333	(27,689)
U.S. Treasury 5-Year Note June Futures	99	6/21	12,372,680	12,272,906	(99,774)

					(134,412)

Contracts to Sell:
Australian Government 10-Year Bond March Futures	4	3/21	450,727	421,905	28,822
Australian Government 3-Year Bond March Futures	14	3/21	1,264,238	1,258,260	5,978
Euro-BTP March Futures	7	3/21	1,282,196	1,265,136	17,060
Euro-Buxl 30-Year Bond March Futures	14	3/21	3,747,558	3,544,070	203,488
Euro-Schatz Note June Futures	356	6/21	48,146,371	48,120,600	25,771
Japan Government 10-Year Bond March Futures	3	3/21	4,275,060	4,239,036	36,024
U.S. Treasury 2-Year Note June Futures	18	6/21	3,977,023	3,973,781	3,242
U.S. Treasury 10-Year Note June Futures	40	6/21	5,374,375	5,308,750	65,625
U.S. Treasury Long Bond June Futures	25	6/21	4,065,479	3,980,468	85,011
U.S. Treasury Ultra Long Bond June Futures	19	6/21	3,687,924	3,592,188	95,736
U.S. Ultra Long Bond June Futures	8	6/21	1,174,758	1,178,750	(3,992)

					562,765

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$428,353

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2021, Inflation-Linked Fixed Income Fund had deposited cash of $570,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 28, 2021, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	1,414,038	USD	1,119,773	BNP	$1,088,102	3/2/21	$(31,671)
Euro	64,000	USD	77,734	HSBC	77,216	3/2/21	(518)
Euro	334,000	USD	404,565	MLP	402,971	3/2/21	(1,594)
Japanese Yen	216,265,711	USD	2,037,799	MLP	2,028,854	3/2/21	(8,945)
Japanese Yen	109,308,220	USD	1,032,138	MLP	1,025,454	3/2/21	(6,684)

							(49,412)

Contracts to Sell:
Australian Dollar	1,376,000	USD	1,050,881	JPM	1,058,832	3/2/21	(7,951)
Australian Dollar	1,186,822	USD	918,331	MLP	913,260	3/2/21	5,071
Australian Dollar	1,414,038	USD	1,119,896	BNP	1,088,258	4/7/21	31,638
British Pound	891,000	USD	1,222,230	BCLY	1,241,074	3/2/21	(18,844)
Canadian Dollar	624,000	USD	487,399	JPM	490,451	3/2/21	(3,052)
Danish Krone	8,649,034	USD	1,410,609	BNP	1,404,143	4/9/21	6,466
Danish Krone	27,117,082	USD	4,433,076	MLP	4,402,374	4/9/21	30,702
Euro	684,000	USD	822,613	MLP	825,246	3/2/21	(2,633)
Euro	560,000	USD	671,723	MLP	675,640	3/2/21	(3,917)
Euro	6,314,000	USD	7,675,504	SCB	7,617,839	3/2/21	57,665
Euro	7,160,000	USD	8,697,907	SCB	8,646,497	4/6/21	51,410
Japanese Yen	325,573,931	USD	3,112,145	HSBC	3,054,308	3/2/21	57,837
Japanese Yen	109,308,220	USD	1,032,543	MLP	1,025,912	4/7/21	6,631
Japanese Yen	216,265,711	USD	2,038,642	MLP	2,029,760	4/7/21	8,882
New Zealand Dollar	1,401,000	USD	1,005,270	JPM	1,012,502	3/2/21	(7,232)
Peruvian Sol	1,887,374	USD	518,851	BNP	517,292	3/29/21	1,559

							214,232

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$164,820

At February 28, 2021, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	$(63,834)	$(103,179)	$39,345
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	5,590,000	(821)	(1,230)	409

							$(64,655)	$(104,409)	$39,754

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2021, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	0.090%	5/15/22	EUR	100,000	$1,793	$423	$1,370
Receive	2-Year EUR Inflation Linked	0.330%	7/15/22	EUR	600,000	12,400	2,849	9,551
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,000,000	(40,730)	(75,970)	35,240
Pay	10-Year EUR Inflation Linked	1.063%	5/15/28	EUR	910,000	67,768	93,051	(25,283)
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(11,176)	(15,114)	3,938
Pay	5-Year GBP Inflation Linked	3.330%	1/15/25	GBP	4,000,000	100,841	41,097	59,744
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	99,185	76,362	22,823
Pay	10-Year GBP Inflation Linked	3.475%	8/15/30	GBP	900,000	(12,652)	9,395	(22,047)
Pay	10-Year GBP Inflation Linked	3.715%	12/15/28	GBP	920,000	84,563	69,593	14,970
Pay	1-Year USD Inflation Linked	0.860%	6/15/21	USD	100,000	(2,047)	(877)	(1,170)
Pay	1-Year USD Inflation Linked	0.900%	6/17/21	USD	2,000,000	(41,292)	(17,863)	(23,429)
Pay	1-Year USD Inflation Linked	1.030%	6/18/21	USD	1,400,000	(27,495)	(11,080)	(16,415)
Pay	1-Year USD Inflation Linked	1.420%	7/9/21	USD	400,000	(7,998)	(3,361)	(4,637)
Pay	1-Year USD Inflation Linked	1.825%	8/14/21	USD	1,100,000	(17,199)	(5,453)	(11,746)
Pay	1-Year USD Inflation Linked	1.840%	8/14/21	USD	600,000	(9,292)	(2,885)	(6,407)
Pay	1-Year USD Inflation Linked	1.863%	8/26/21	USD	400,000	(5,501)	(1,304)	(4,197)
Pay	1-Year USD Inflation Linked	2.155%	1/19/22	USD	400,000	(1,447)	—	(1,447)
Pay	1-Year USD Inflation Linked	2.155%	2/4/22	USD	1,800,000	(6,209)	—	(6,209)
Pay	1-Year USD Inflation Linked	2.170%	2/1/22	USD	1,100,000	(3,808)	—	(3,808)
Pay	1-Year USD Inflation Linked	2.180%	1/19/22	USD	1,300,000	(4,377)	(20)	(4,357)
Pay	1-Year USD Inflation Linked	2.200%	2/5/22	USD	400,000	(1,115)	—	(1,115)
Pay	1-Year USD Inflation Linked	2.220%	1/21/22	USD	600,000	(1,900)	—	(1,900)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	(17,948)	(62,311)	44,363
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	(72,293)	(214,466)	142,173
Receive	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	29,159	5,868	23,291
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	29,067	1,693	27,374
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(81,466)	(50,027)	(31,439)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(60,441)	(8,764)	(51,677)
Pay	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(56,583)	9,233	(65,816)
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	16,914	59,292	(42,378)
Pay	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	7,859	24,122	(16,263)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	12,253	36,670	(24,417)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	12,686	37,569	(24,883)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	(4,093)	1,035	(5,128)

						$(12,574)	$(1,243)	$(11,331)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2021, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/21	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Index Series 35 5-Year Index	5.000%	12/20/25	3-Month	3.088%	USD	2,100,000	$(194,944)	$(88,830)	$(106,114)

Centrally Cleared — Credit Default Swaps on Corporate Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/21	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.564%	USD	100,000	$1,421	$(176)	$1,597

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At February 28, 2021, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $607,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	DUB	— Deutsche Bank AG
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
NZD	— New Zealand Dollar	SOG	— Societe Generale SA
PEN	— Peruvian Sol
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See pages 269-270 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 39.1%

Aerospace/Defense — 1.1%
		Boeing Co. (The), Senior Unsecured Notes:
$1,200,000	BBB-	4.508% due 5/1/23	$1,287,053
100,000	BBB-	1.875% due 6/15/23	101,982
3,100,000	BBB-	1.433% due 2/4/24	3,106,408

		Total Aerospace/Defense	4,495,443

Agriculture — 0.9%
400,000	BBB+	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24	429,661
2,700,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.750% due 7/21/22(a)	2,801,015
600,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	668,681

		Total Agriculture	3,899,357

Airlines — 0.2%
800,000	B+	Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	801,769
81,259	BBB+	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Pass-Thru Certificates, 6.264% due 11/20/21	80,663

		Total Airlines	882,432

Auto Manufacturers — 5.6%
1,500,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 0.791% (3-Month USD-LIBOR + 0.540%) due 6/27/22(b)	1,509,429
500,000	BBB+	Daimler Finance North America LLC, Company Guaranteed Notes, 1.094% (3-Month USD-LIBOR + 0.900%) due 2/15/22(a)(b)	503,879
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,237,000	BB+	1.048% (3-Month USD-LIBOR + 0.810%) due 4/5/21(b)	1,236,077
1,800,000	BB+	5.875% due 8/2/21	1,833,210
300,000	BB+	3.377% (3-Month USD-LIBOR + 3.140%) due 1/7/22(b)	304,041
500,000	BB+	3.219% due 1/9/22	506,875
200,000	BBB	General Motors Co., Senior Unsecured Notes, 1.130% (3-Month USD-LIBOR + 0.900%) due 9/10/21(b)	200,716
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
800,000	BBB	1.075% (3-Month USD-LIBOR + 0.850%) due 4/9/21(b)	800,594
500,000	BBB	1.784% (3-Month USD-LIBOR + 1.550%) due 1/14/22(b)	505,772
1,500,000	BBB	1.550% (3-Month USD-LIBOR + 1.310%) due 6/30/22(b)	1,520,001
2,400,000	BBB	Senior Unsecured Notes, 1.293% (3-Month USD-LIBOR + 1.100%) due 11/6/21(b)	2,414,210
		Harley-Davidson Financial Services Inc., Company Guaranteed Notes:
500,000	BBB	3.550% due 5/21/21(a)	503,515
700,000	BBB	4.050% due 2/4/22(a)	722,706
		Hyundai Capital America, Senior Unsecured Notes:
800,000	BBB+	1.040% (3-Month USD-LIBOR + 0.820%) due 3/12/21(b)	799,818
1,700,000	BBB+	3.450% due 3/12/21	1,701,501
400,000	BBB+	2.450% due 6/15/21	402,368
1,400,000	BBB+	1.174% (3-Month USD-LIBOR + 0.940%) due 7/8/21(b)	1,402,485
500,000	BBB+	3.750% due 7/8/21(a)	505,435
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
500,000	BBB-	0.737% (3-Month USD-LIBOR + 0.520%) due 3/15/21(b)	500,034
1,400,000	BBB-	0.737% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)(b)	1,400,097
1,500,000	BBB-	3.150% due 3/15/21(a)	1,501,337
200,000	BBB-	0.869% (3-Month USD-LIBOR + 0.630%) due 9/21/21(a)(b)	200,104
1,000,000	BBB-	3.650% due 9/21/21(a)	1,016,643
1,400,000	BBB-	0.941% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	1,397,608

		Total Auto Manufacturers	23,388,455

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 15.8%
$1,000,000		A1(c)	ABN AMRO Bank NV, Senior Unsecured Notes, 1.023% (3-Month USD-LIBOR + 0.800%) due 7/19/22(b)	$1,008,440
700,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 2.550% due 9/9/22.	719,439
800,000		A	Banco Santander Chile, Senior Unsecured Notes, 1.390% (3-Month USD-LIBOR + 1.200%) due 11/28/21(b)	804,268
3,500,000	CAD	A-	Bank of America Corp., (Restricted, cost — $2,709,688, acquired 10/5/20), Senior Unsecured Notes, 2.604% (3-Month Canadian Bank Bill + 1.125%) due 3/15/23(b)(d)	2,809,216
			Barclays PLC, Senior Unsecured Notes:
3,000,000		BBB	1.850% (3-Month USD-LIBOR + 1.625%) due 1/10/23(b)	3,034,604
300,000		BBB	1.624% (3-Month USD-LIBOR + 1.430%) due 2/15/23(b)	303,330
500,000		BBB	1.574% (3-Month USD-LIBOR + 1.380%) due 5/16/24(b)	509,900
			Citigroup Inc., Senior Unsecured Notes:
1,500,000		BBB+	1.168% (3-Month USD-LIBOR + 0.950%) due 7/24/23(b)	1,515,360
2,100,000		BBB+	1.621% (3-Month USD-LIBOR + 1.430%) due 9/1/23(b)	2,138,166
500,000		BBB+	1.292% (3-Month USD-LIBOR + 1.100%) due 5/17/24(b)	508,571
300,000		BBB+	1.214% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	304,742
1,200,000		A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 1.055% (3-Month USD-LIBOR + 0.830%) due 1/10/22(b)	1,209,001
1,000,000		A-	Credit Agricole SA, Senior Unsecured Notes, 1.286% (3-Month USD-LIBOR + 1.050%) due 3/22/24(b)	1,013,528
			Credit Suisse Group AG, Senior Unsecured Notes:
1,750,000		BBB+	1.460% (3-Month USD-LIBOR + 1.240%) due 6/12/24(b)	1,783,540
2,000,000		BBB+	1.460% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)(b)	2,038,332
			Danske Bank AS, Senior Unsecured Notes:
1,050,000		A	2.000% due 9/8/21	1,059,341
500,000		BBB+	1.280% (3-Month USD-LIBOR + 1.060%) due 9/12/23(b)	504,584
1,731,000		BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(b)	1,741,287
1,500,000		AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 1.176% (3-Month USD-LIBOR + 0.950%) due 4/16/22(b)	1,508,169
648,000		BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 1.325% (3-Month USD-LIBOR + 1.110%) due 4/26/22(b)	649,090
1,000,000	CAD	BBB+	Goldman Sachs Group Inc. (The), (Restricted, cost — $754,909, acquired 10/5/20), Senior Unsecured Notes, 0.978% (3-Month Canadian Bank Bill + 0.540%) due 7/27/22(b)(d)	787,762
5,900,000		A-	HSBC Holdings PLC, Senior Unsecured Notes, 1.451% (3-Month USD-LIBOR + 1.230%) due 3/11/25(b)	6,036,410
3,900,000		A-	JPMorgan Chase & Co., Senior Unsecured Notes, 1.108% (3-Month USD-LIBOR + 0.890%) due 7/23/24(b)	3,964,351
			KEB Hana Bank, Senior Unsecured Notes:
1,000,000		A+	3.375% due 1/30/22	1,025,680
400,000		A+	1.095% (3-Month USD-LIBOR + 0.875%) due 9/14/22(b)	402,940
3,900,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 1.039% (3-Month USD-LIBOR + 0.800%) due 6/21/21(b)	3,909,162
			Mizuho Financial Group Inc., Senior Unsecured Notes:
2,900,000		A-	1.070% (3-Month USD-LIBOR + 0.850%) due 9/13/23(b)	2,926,222
1,500,000		A-	0.818% (3-Month USD-LIBOR + 0.630%) due 5/25/24(b)	1,508,585
300,000		BBB	Natwest Group PLC, Senior Unsecured Notes, 1.801% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	307,851
1,200,000		A	Nordea Bank Abp, Senior Unsecured Notes, 1.130% (3-Month USD-LIBOR + 0.940%) due 8/30/23(a)(b)	1,215,331
			QNB Finance Ltd., Company Guaranteed Notes:
600,000		A	1.540% (3-Month USD-LIBOR + 1.350%) due 5/31/21(b)	601,308
1,000,000		Aa3(c)	1.793% (3-Month USD-LIBOR + 1.570%) due 7/18/21(b)	1,004,436
1,600,000		Aa3(c)	1.653% (3-Month USD-LIBOR + 1.450%) due 8/11/21(b)	1,609,200
1,000,000		A	1.202% (3-Month USD-LIBOR + 1.000%) due 5/2/22(b)	1,004,548

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Banks — 15.8% — (continued)
$800,000		Aa3(c)	QNB Finance Ltd., (Restricted, cost — $808,304, acquired 6/20/19), Senior Unsecured Notes, 1.545% (3-Month USD-LIBOR + 1.320%) due 12/6/21(b)(d)	$803,830
2,000,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.450% due 12/3/21	2,054,943
800,000		A	Santander UK PLC, Senior Unsecured Notes, 0.811% (3-Month USD-LIBOR + 0.620%) due 6/1/21(b)	801,222
			Standard Chartered PLC, Senior Unsecured Notes:
600,000		BBB+	1.374% (3-Month USD-LIBOR + 1.150%) due 1/20/23(a)(b)	606,620
1,700,000		BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,842,489
3,700,000		A-	UBS Group AG, Senior Unsecured Notes, 2.014% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	3,708,110
200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost — $153,473, acquired 10/6/20), Senior Unsecured Notes, 2.094% due 4/25/22(d)	159,848
5,200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost — $4,286,016, acquired 2/11/21), Senior Unsecured Notes, 2.509% due 10/27/23(d)	4,251,510
1,000,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost — $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(d)	835,141

			Total Banks	66,530,407

Chemicals — 0.2%
800,000		BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(a)	802,023

Commercial Services — 1.6%
			Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
1,000,000		A1(c)	1.070% (3-Month USD-LIBOR + 0.850%) due 9/14/21(b)	1,003,563
1,200,000		A1(c)	2.567% due 11/2/21	1,217,080
3,000,000		A1(c)	1.042% (3-Month USD-LIBOR + 0.810%) due 3/3/22(b)	3,016,422
			Equifax Inc., Senior Unsecured Notes:
400,000		BBB	2.300% due 6/1/21	401,316
1,150,000		BBB	1.064% (3-Month USD-LIBOR + 0.870%) due 8/15/21(b)	1,153,727

			Total Commercial Services	6,792,108

Diversified Financial Services — 5.0%
			AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
300,000		BBB	5.000% due 10/1/21	307,537
500,000		BBB	4.450% due 12/16/21.	513,161
600,000		BBB	4.625% due 7/1/22	628,418
1,400,000		BBB	Air Lease Corp., Senior Unsecured Notes, 3.500% due 1/15/22	1,436,977
500,000		BBB-	Ally Financial Inc., Senior Unsecured Notes, 4.125% due 2/13/22	517,009
			Aviation Capital Group LLC, Senior Unsecured Notes:
500,000		BBB-	1.141% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)	499,649
2,000,000		BBB-	0.882% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	1,997,961
500,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.500% due 1/15/23(a)	531,081
			BOC Aviation Ltd., Senior Unsecured Notes:
1,000,000		A-	1.252% (3-Month USD-LIBOR + 1.050%) due 5/4/21(b)	999,782
1,000,000		A-	1.252% (3-Month USD-LIBOR + 1.050%) due 5/4/21(a)(b)	999,782
1,200,000		A-	3.000% due 5/23/22	1,221,714
500,000		A-	2.750% due 9/18/22	510,635
200,000		A-	2.750% due 9/18/22(a)	204,254
1,300,000		BBB	International Lease Finance Corp., Senior Unsecured Notes, 8.625% due 1/15/22	1,388,905
800,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	848,535
500,000		Baa2(c)	Mirae Asset Daewoo Co., Ltd., Senior Unsecured Notes, 4.125% due 11/7/21	510,068
500,000		A-	Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes, 2.652% due 9/19/22(a)	514,707
			Nomura Holdings Inc., Senior Unsecured Notes:
1,400,000		BBB+	2.648% due 1/16/25	1,472,442
1,100,000		BBB+	1.851% due 7/16/25	1,121,651

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 5.0% — (continued)
		ORIX Corp., Senior Unsecured Notes:
$200,000	A-	3.200% due 1/19/22	$204,567
400,000	A-	2.900% due 7/18/22	413,379
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
1,300,000	BBB-	5.250% due 8/15/22(a)	1,359,136
1,000,000	BBB-	4.500% due 3/15/23(a)	1,045,927
1,800,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.850% due 7/25/22	1,854,211

		Total Diversified Financial Services	21,101,488

Electric — 2.3%
1,600,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 0.698% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)	1,601,537
400,000	BBB	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	452,761
700,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 0.740% (3-Month USD-LIBOR + 0.550%) due 8/28/21(b)	700,244
		Pacific Gas & Electric Co., 1st Mortgage Notes:
800,000	BBB-	1.699% (3-Month USD-LIBOR + 1.480%) due 6/16/22(b)	800,502
1,000,000	BBB-	1.750% due 6/16/22	1,002,678
1,400,000	Baa3(c)	4.250% due 8/1/23	1,497,628
500,000	BBB-	3.850% due 11/15/23	530,361
300,000	BBB-	3.750% due 2/15/24	319,463
100,000	BBB-	3.400% due 8/15/24	106,475
1,000,000	BBB+	PPL WEM Ltd./Western Power Distribution PLC, Senior Unsecured Notes, 5.375% due 5/1/21(a)	1,000,000
1,700,000	BBB+	Sempra Energy, Senior Unsecured Notes, 0.667% (3-Month USD-LIBOR + 0.450%) due 3/15/21(b)	1,700,332

		Total Electric	9,711,981

Electronics — 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	308,011

Engineering & Construction — 0.0%
200,000	BBB+	Heathrow Funding Ltd., Senior Secured Notes, 4.875% due 7/15/21	203,387

Food — 0.1%
300,000	BB+	Kraft Heinz Foods Co., Company Guaranteed Notes, 1.015% (3-Month USD-LIBOR + 0.820%) due 8/10/22(b)	299,458

Holding Companies — Diversified — 0.4%
1,250,000	A	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22	1,281,916
500,000	A	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	517,737

		Total Holding Companies — Diversified	1,799,653

Home Builders — 0.2%
		Lennar Corp., Company Guaranteed Notes:
700,000	BB+	4.125% due 1/15/22	715,522
200,000	BB+	5.375% due 10/1/22	214,163

		Total Home Builders	929,685

Insurance — 0.9%
3,140,000	A	Athene Global Funding, Secured Notes, 1.468% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	3,179,605
400,000	A-	GA Global Funding Trust, Secured Notes, 1.625% due 1/15/26(a)	403,304

		Total Insurance	3,582,909

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Lodging — 0.2%
			Marriott International Inc., Senior Unsecured Notes:
$400,000		BBB-	0.876% (3-Month USD-LIBOR + 0.650%) due 3/8/21(b)	$400,026
500,000		BBB-	3.125% due 10/15/21	505,724

			Total Lodging	905,750

Machinery — Diversified — 0.2%
700,000		BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 3.875% due 10/15/21	714,531

Media — 0.7%
3,000,000		BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 1.855% (3-Month USD-LIBOR + 1.650%) due 2/1/24(b)	3,086,324

Oil & Gas — 1.3%
1,300,000		A-	BP Capital Markets America Inc., Company Guaranteed Notes, 0.889% (3-Month USD-LIBOR + 0.650%) due 9/19/22(b)	1,307,606
200,000		A	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	201,140
2,855,000		BB-	Occidental Petroleum Corp., Senior Unsecured Notes, 1.644% (3-Month USD-LIBOR + 1.450%) due 8/15/22(b)	2,791,764
1,300,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 1.367% (3-Month USD-LIBOR + 1.150%) due 9/15/23(b)	1,305,430

			Total Oil & Gas	5,605,940

Packaging & Containers — 0.3%
1,114,000		BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	1,190,816

Pipelines — 0.1%
400,000		BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 6.250% due 3/15/22	417,714

Semiconductors — 0.1%
300,000		BBB	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 3.875% due 9/1/22(a)	314,402

Telecommunications — 1.0%
2,000,000	AUD	BBB	AT&T Inc., Senior Unsecured Notes, 1.264% (3-Month Australian Bank Bill + 1.250%) due 9/19/23(b)	1,560,325
1,000,000	CAD	BBB	AT&T Inc., (Restricted, cost — $794,831, acquired 10/5/20), Senior Unsecured Notes, 2.850% due 5/25/24(d)	824,782
400,000		BB	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	412,044
1,780,000	AUD	BBB	Vodafone Group PLC, Senior Unsecured Notes, 1.070% (3-Month Australian Bank Bill + 1.050%) due 12/13/22(b)	1,378,901

			Total Telecommunications	4,176,052

Transportation — 0.2%
1,000,000		NR	A.P. Moller — Maersk A/S, 3.370% due 3/16/21	1,000,791

Trucking & Leasing — 0.6%
800,000		BBB	GATX Corp., Senior Unsecured Notes, 0.915% (3-Month USD-LIBOR + 0.720%) due 11/5/21(b)	803,154
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
300,000		A-	2.650% due 7/15/21	301,529
200,000		A-	2.650% due 7/15/21(a)	201,020
400,000		A-	3.000% due 7/15/22	409,868
700,000		A-	3.550% due 4/15/24(a)	745,536

			Total Trucking & Leasing	2,461,107

			TOTAL CORPORATE BONDS & NOTES (Cost — $163,310,344)	164,600,224

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1%
$1,477,769		Aaa(c)	A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(a)	$1,479,207
532,599		B-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 0.898% (1-Month USD-LIBOR + 0.780%) due 4/25/34(b)	525,436
1,424,697		Aaa(c)	ACRES Commercial Realty Corp., Series 2020-RSO9, Class A, 2.608% (1-Month USD-LIBOR + 2.500%) due 4/17/37(a)(b)	1,428,388
200,000		Aaa(c)	AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, zero coupon, (3-Month USD-LIBOR + 0.980%) due 4/14/29(a)(b)	200,129
400,000	EUR	Aaa(c)	Arbour CLO IV DAC, Series 2004-A, Class A2R, 0.870% (3-Month EURIBOR + 0.870%) due 1/15/30(a)(b)	482,600
376,837		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 1.094% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	375,245
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 1.062% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	701,348
1,750,953	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, 0.954% (Sterling Overnight Index Average + 0.900%) due 9/20/48(a)(b)	2,445,323
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 1.312% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	500,021
400,000		Aaa(c)	Series 2019-RLJ, Class A, 1.162% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	399,353
425,553		Aaa(c)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 1.162% (1-Month USD-LIBOR + 1.050%) due 9/15/36(a)(b)	426,139
89,159		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	89,709
648,626		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 0.500% (1-Month USDLIBOR + 0.500%) due 9/25/34(b)	625,836
337,311		B3(c)	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M2, 1.468% (1-Month USD-LIBOR + 1.350%) due 1/25/36(a)(b)	337,208
278,608		Aaa(c)	Brass NO 8 PLC, Series 8A, Class A1, 0.894% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	280,127
1,500,000		Aaa(c)	BXMT Ltd., Series 2020-FL3, Class A, 1.508% (1-Month USD-LIBOR + 1.400%) due 3/15/37(a)(b)	1,507,843
1,000,000	GBP	Aaa(c)	Canterbury Finance No 1 PLC, Series 1, Class A2, 1.400% (Sterling Overnight Index Average + 1.350%) due 5/16/56(b)	1,406,950
322,682		AA+	CD Mortgage Trust, Series 2006-CD3, Class AM, 5.648% due 10/15/48	332,057
			Citigroup Mortgage Loan Trust:
594,923		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)	601,242
257,096		NR	Series 2019-C, Class A1, step bond to yield, 3.228% due 9/25/59(a)	259,352
765,056		AAA(f)	COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.255% due 9/25/65(a)(b)	769,906
31,518		Aaa(c)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 0.740% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	31,519
431,168		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.474% due 8/26/58(a)(b)	432,079
933,255		NR	Credit Suisse Mortgage Capital Trust, Series 2019-RPL9, Class A1, 3.014% due 10/27/59(a)(b)	943,386
260,821		NR	CSMC Trust, Series 2019-RPL8, Class A1, 3.322% due 10/25/58(a)(b)	263,298
368,617		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 0.973% (1-Month USD-LIBOR + 0.855%) due 8/25/34(b)	368,560
674,303	EUR	Aaa(c)	Dilosk RMBS No. 2 DAC, Series 2, Class A, 0.218% (0.750% – 3-Month EURIBOR) due 12/20/57(e)	816,252
376,114		AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.124% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	376,740
600,000		AAA	Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, 1.261% (3-Month USD-LIBOR + 1.020%) due 4/15/29(a)(b)	600,354
500,000	EUR	AAA	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(a)(b)	603,828
1,300,000	EUR	Aaa(c)	Dryden XXVIII Euro CLO 2017 BV, Series 2017-27A, Class AR, zero coupon, (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	1,568,450

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% — (continued)
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
$997,229		NR	Series 4344, Class FA, 0.594% (1-Month USD-LIBOR + 0.450%) due 12/15/37(b)	$996,487
1,422,220		NR	Series 4351, Class FA, 0.594% (1-Month USD-LIBOR + 0.450%) due 5/15/38(b)	1,415,990
2,556,813		NR	Series 4906, Class WF, 0.544% (1-Month USD-LIBOR + 0.400%) due 12/15/38(b)	2,590,769
1,526,604		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 0.418% (1-Month USD-LIBOR + 0.300%) due 1/25/48(b)	1,528,825
200,544		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 0.943% (1-Month USD-LIBOR + 0.825%) due 8/25/34(b)	198,987
			Finsbury Square PLC:
1,190,431	GBP	AAA(f)	Series 2019-1, Class A, 1.016% (3-Month GBP-LIBOR + 0.970%) due 6/16/69(b)	1,665,778
2,343,627	GBP	AAA(f)	Series 2020-1A, Class A, 0.849% (Sterling Overnight Index Average + 0.800%) due 3/16/70(a)(b)	3,274,779
15,095		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 0.911% (1-Month USD-LIBOR + 0.800%) due 8/19/34(b)	15,109
700,000		AAA	Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 0.707% (1-Month USD-LIBOR + 0.600%) due 9/15/24(b)	704,658
398,601		BB	Fremont Home Loan Trust, Series 2005-A, Class M3, 0.853% (1-Month USD-LIBOR + 0.735%) due 1/25/35(b)	396,323
250,000	EUR	AAA	GLG Euro CLO, Series 6A, Class A, 0.900% (3-Month EURIBOR + 0.900%) due 10/15/32(a)(b)	302,001
1,600,000		AAA	GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A1, 3.500% due 9/15/23(a)	1,629,194
300,000	EUR	AAA	GoldentTree Loan Management EUR CLO 4 DAC, Series 4A, Class A, 1.550% (3-Month EURIBOR + 1.550%) due 7/20/31(a)(b)	362,837
1,200,000		AAA	GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class AR, 1.174% (3-Month USD-LIBOR + 0.950%) due 4/20/29(a)(b)	1,200,774
165,398		Aaa(c)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 0.709% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	165,380
			Government National Mortgage Association (GNMA):
2,050,960		NR	Series 2016-H06, Class FD, 1.064% (1-Month USD-LIBOR + 0.920%) due 7/20/65(b)	2,085,843
145,191		NR	Series 2016-H11, Class F, 0.944% (1-Month USD-LIBOR + 0.800%) due 5/20/66(b)	147,283
1,674,920		NR	Series 2017-H15, Class FE, 1.438% (1-Year USD-LIBOR + 0.800%) due 7/20/67(b)	1,705,317
221,867		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	232,145
142,573		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	149,362
1,000,000		Aaa(c)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 1.287% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	1,003,745
295,003		Aaa(c)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	307,128
2,400,000		NR	GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A1, 1.750% due 11/1/60#(g)	2,444,731
1,600,000	EUR	Aaa(c)	Harvest CLO XVI DAC, Series 2016-A, Class ARR, 0.640% (3-Month EURIBOR + 0.640%) due 10/15/31(a)(b)	1,930,545
3,267,722	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.100% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	4,565,265
422,063		AAA	Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(a)(b)	426,733
120,130		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 0.758% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	122,573
			JP Morgan Chase Commercial Mortgage Securities Trust:
282,233		AAA(f)	Series 2018-LAQ, Class A, 1.112% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	282,783
470,837		A-	Series 2019-FL12, Class A, 1.557% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	467,635
2,000,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.257% (0.800% – 3-Month EURIBOR) due 12/15/29(a)(e)	2,405,974
566,667		AAA	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 0.952% (3-Month USD-LIBOR + 0.770%) due 12/22/69(a)(b)	568,221
			Legacy Mortgage Asset Trust:
402,506		NR	Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(a)	406,869
262,325		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(a)	264,937

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% — (continued)
287,203	GBP	Aaa(c)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 0.903% (3-Month GBP-LIBOR + 0.850%) due 11/15/49(b)	$400,850
$335,112		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 1.554% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	335,457
582,736		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 1.052% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	582,207
215,033		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 0.818% (1-Month USD-LIBOR + 0.700%) due 9/25/34(b)	211,323
			MF1 Ltd.:
2,085,300		Aaa(c)	Series 2019-FL2, Class A, 1.248% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	2,095,073
800,000		Aaa(c)	Series 2020-FL3, Class A, 2.157% (1-Month USD-LIBOR + 2.050%) due 7/15/35(a)(b)	809,504
1,100,000		Aaa(c)	Series 2020-FL4, Class A, 1.812% (1-Month USD-LIBOR + 1.700%) due 11/15/35(a)(b)	1,113,402
			MFA Trust:
805,287		AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	814,884
952,787		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	962,608
			Mill City Mortgage Loan Trust:
1,132,784		Aaa(c)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	1,173,060
1,000,000		AAA(f)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	1,007,347
195,345		Aaa(c)	Monarch Grove CLO, Series 2018-1A, Class A1, 1.098% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	195,010
556,783		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.018% (1-Month USD-LIBOR + 0.900%) due 5/25/34(b)(h)	554,354
800,000		Aaa(c)	Mountain View CLO LLC, Series 2017-1A, Class AR, 1.313% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)	800,304
1,483,879		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.045% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,484,189
1,600,000		Aaa(c)	Mountain View CLO XIV Ltd., Series 2019-1A, Class A1, 1.731% (3-Month USD-LIBOR + 1.120%) due 4/15/29(a)(b)	1,602,108
			New Residential Mortgage Loan Trust:
310,666		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	337,808
119,531		AAA(f)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	125,575
2,576,864		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	2,710,966
2,398,396		Aaa(c)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	2,525,194
320,773		BBB+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 0.778% (1-Month USD-LIBOR + 0.660%) due 1/25/36(b)	319,410
			OCP CLO Ltd.:
429,411		AAA	Series 2015-9A, Class A1R, 1.041% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	429,550
422,243		AAA	Series 2015-10A, Class A1R, 1.035% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	422,535
324,287		AAA(f)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 1.044% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	324,153
448,434		AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 0.348% (3-Month USD-LIBOR + 0.130%) due 10/25/36(b)	442,093
2,100,000		Aaa(c)	PFP Ltd., Series 2019-6, Class A, 1.156% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	2,105,250
			PFS Financing Corp.:
1,200,000		AAA	Series 2019-A, Class A1, 0.657% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	1,202,676
400,000		AAA	Series 2020-F, Class A, 0.930% due 8/15/24(a)	403,297
299,136	GBP	AAA	Residential Mortgage Securities 31 PLC, Series 2031, Class A, 1.234% (3-Month GBP-LIBOR + 1.200%) due 9/20/65(b)	417,941
1,891,075	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 2032, Class A, 1.304% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(b)	2,660,345
			Ripon Mortgages PLC:
759,318	GBP	AAA	Series 1X, Class A1, 0.859% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(b)	1,060,277
2,277,955	GBP	AAA	Series 1A, Class A1, 0.859% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)(b)	3,180,830

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% — (continued)
360,979	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 0.741% (3-Month GBP-LIBOR + 0.700%) due 6/12/46(b)	$501,700
			Silverstone Master Issuer PLC:
$127,000		AAA	Series 2019-1A, Class 1A, 0.794% (3-Month USD-LIBOR + 0.570%) due 1/21/70(a)(b)	127,295
528,000	GBP	AAA	Series 2019-1A, Class 2A, 0.801% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	744,019
			Sofi Consumer Loan Program LLC:
753		AAA	Series 2017-3, Class A, 2.770% due 5/25/26(a)	755
8,288		AAA	Series 2017-4, Class A, 2.500% due 5/26/26(a)	8,308
458,371		Aaa(c)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 1.114% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	458,508
900,000		Aaa(c)	Sound Point CLO XII Ltd., Series 2016-2A, Class AR2, 1.274% (3-Month USD-LIBOR + 1.050%) due 10/20/28(a)(b)	900,619
2,000,000		Aaa(c)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 1.161% (3-Month USD-LIBOR + 0.990%) due 1/23/29(a)(b)	2,001,152
994,858		B	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 0.793% (1-Month USD-LIBOR + 0.675%) due 6/25/35(b)	993,174
206,588		NR	Stanwich Mortgage Loan Co. LLC, Series 2019-NPB1, Class A1, step bond to yield, 3.375% due 8/15/24(a)	207,986
500,000	GBP	AAA	Stratton Mortgage Funding, Series 2021-2A, Class A, zero coupon, (Sterling Overnight Index Average + 0.900%) due 7/20/60(a)(b)	690,719
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1.023% (1-Month USD-LIBOR + 0.900%) due 11/11/34(a)(b)	1,216,359
1,062,384	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.951% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,484,817
548,663	GBP	AAA	Towd Point Mortgage Funding Granite 4 PLC, Series 2019-GR4X, Class A1, 1.058% (3-Month GBP-LIBOR + 1.025%) due 10/20/51(b)	769,541
2,846,700	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 0.950% (Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	3,973,769
			Towd Point Mortgage Trust:
586,093		Aaa(c)	Series 2017-5, Class A1, 0.718% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	586,386
682,789		AAA(f)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	722,841
459,789		Aaa(c)	Series 2019-HY2, Class A1, 1.118% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	464,375
534,835		Aaa(c)	Series 2019-HY3, Class A1A, 1.118% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	541,087
1,204,286		AAA(f)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	1,242,826
3,350,633		AAA(f)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(b)	3,394,404
153,940	GBP	AAA	Trinity Square PLC, Series 2015-1X, Class A, 1.178% (3-Month GBP-LIBOR + 1.150%) due 7/15/51(b)	214,691
1,273,948		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 1.091% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,273,564
698,083		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.121% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	696,219
600,000		Aaa(c)	Venture XXVI CLO Ltd., Series 2017-26A, Class AR, zero coupon, (3-Month USD-LIBOR + 1.100%) due 1/20/29(a)(b)	600,386
447,199		Aaa(c)	VMC Finance LLC, Series 2019-FL3, Class A, 1.208% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	447,785
33,097		Aaa(c)	Voya CLO Ltd., Series 2014-3A, Class A1R, 0.938% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	33,099
608,445		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 0.698% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	608,590
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(c)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(b)	428,182
500,000		AAA	Series 2017-HSDB, Class A, 0.962% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	492,186

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% — (continued)
			WFRBS Commercial Mortgage Trust:
$1,395,196		Aaa(c)	Series 2012-C7, Class AFL, 1.308% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	$1,392,678
829,131		Aaa(c)	Series 2012-C10, Class AFL, 0.898% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	831,522

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $114,865,879)	118,001,987

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 12.2%

U.S. GOVERNMENT AGENCIES — 10.7%
			Federal Home Loan Banks:
3,200,000		AA+	0.750% due 2/24/26	3,189,453
3,400,000		AA+	0.960% due 3/5/26	3,372,414
900,000		AA+	1.000% due 3/23/26	895,345
4,600,000		AA+	0.830% due 2/10/27	4,541,987
3,900,000		AA+	0.850% due 2/17/27	3,846,665
5,500,000		AA+	1.020% due 2/24/27	5,431,026
5,000,000		AA+	0.900% due 2/26/27	4,904,968
3,400,000		AA+	0.920% due 2/26/27	3,363,266
3,700,000		AA+	1.115% due 2/26/27	3,660,614
			Federal Home Loan Mortgage Corp.:
3,000,000		Aaa(c)	0.600% due 10/15/25(i)	2,955,176
5,000,000		Aaa(c)	0.800% due 10/28/26.	4,935,295
4,000,000		AA+	Federal National Mortgage Association, 0.875% due 12/18/26	3,915,825

			TOTAL U.S. GOVERNMENT AGENCIES	45,012,034

U.S. GOVERNMENT OBLIGATIONS — 1.5%
			U.S. Treasury Notes:
900,000			0.375% due 1/31/26(i)	882,984
5,600,000			0.750% due 1/31/28	5,446,438

			TOTAL U.S. GOVERNMENT OBLIGATIONS	6,329,422

			TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $51,989,655)	51,341,456

ASSET-BACKED SECURITIES — 5.7%

Automobiles — 1.3%
138,935		AAA	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540% due 4/15/24(a)	139,196
116,498		AAA	Flagship Credit Auto Trust, Series 2019-2, Class A, 2.830% due 10/16/23(a)	117,789
			Ford Auto Securitization Trust:
1,213,179	CAD	Aaa(c)	Series 2020-AA, Class A1, 0.516% due 8/15/22(a)	954,295
1,900,000	CAD	Aaa(c)	Series 2020-AA, Class A2, 0.887% due 8/15/24(a)	1,498,227
1,241,595		AAA	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class A, 0.690% due 10/16/23(a)	1,243,577
1,267,517	CAD	Aaa(c)	GMF Canada Leasing Trust, Series 2020-1A, Class A1, 0.561% due 7/20/22(a)	996,968
325,773		Aaa(c)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(a)	326,325
12,950		Aaa(c)	OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.100% due 4/11/22(a)	12,958

			Total Automobiles	5,289,335

Credit Cards — 0.9%
818,390		NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 1.740% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	849,891
3,000,000		Aaa(c)	Master Credit Card Trust II, Series 2018-1A, Class A, 0.601% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	3,021,027

			Total Credit Cards	3,870,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Student Loans — 3.5%
		ECMC Group Student Loan Trust:
$613,547	Aaa(c)	Series 2017-2A, Class A, 1.168% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	$622,136
514,334	Aaa(c)	Series 2018-1A, Class A, 0.868% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	516,163
809,690	Aaa(c)	Series 2019-1A, Class A1B, 1.118% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	822,145
171,017	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 1.068% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	171,187
63,431	Aaa(c)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(a)	65,126
		Navient Private Education Refi Loan Trust:
396,919	AAA	Series 2020-A, Class A1, 0.457% (1-Month USD-LIBOR + 0.350%) due 11/15/68(a)(b)	396,904
524,973	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	527,127
		Navient Student Loan Trust:
808,732	AAA	Series 2018-1A, Class A2, 0.468% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	807,484
1,471,882	AAA	Series 2018-2A, Class A2, 0.498% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	1,470,126
		Nelnet Student Loan Trust:
1,050,943	AA+	Series 2017-3A, Class A, 0.968% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,051,813
1,199,531	AA+	Series 2019-2A, Class A, 1.018% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	1,203,907
1,065,285	AA+	Series 2019-3A, Class A, 0.918% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	1,063,005
		SLC Student Loan Trust:
595,698	AAA	Series 2006-1, Class A5, 0.327% (3-Month USD-LIBOR + 0.110%) due 3/15/27(b)	593,683
523,186	AAA	Series 2007-1, Class A4, 0.254% (3-Month USD-LIBOR + 0.060%) due 5/15/29(b)	519,380
		SLM Student Loan Trust:
123,854	AAA	Series 2003-10A, Class A3, 0.687% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	123,890
888,972	AAA	Series 2004-10, Class A7B, 0.818% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	890,800
748,560	AAA	Series 2005-5, Class A4, 0.358% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	744,542
446,448	B	Series 2008-5, Class A4, 1.918% (3-Month USD-LIBOR + 1.700%) due 7/25/23(b)	452,356
667,652	B	Series 2008-7, Class A4, 1.118% (3-Month USD-LIBOR + 0.900%) due 7/25/23(b)	662,212
103,024	B	Series 2008-8, Class A4, 1.718% (3-Month USD-LIBOR + 1.500%) due 4/25/23(b)	103,728
		SMB Private Education Loan Trust:
440,133	AAA	Series 2015-B, Class A2B, 1.307% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	442,289
474,448	AAA	Series 2020-PTA, Class A1, 0.418% (1-Month USD-LIBOR + 0.300%) due 9/15/54(a)(b)	474,407
500,000	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	506,638
719,086	AA+	Utah State Board of Regents, Series 2017-1, Class A, 0.868% (1-Month USD-LIBOR + 0.750%) due 1/25/57(b)	721,279

		Total Student Loans	14,952,327

		TOTAL ASSET-BACKED SECURITIES (Cost — $23,890,113)	24,112,580

SOVEREIGN BONDS — 1.8%

India — 0.4%
1,900,000	Baa3(c)	Export-Import Bank of India, 1.182% (3-Month USD-LIBOR + 1.000%) due 8/21/22(b)	1,899,306

Saudi Arabia — 0.1%
400,000	A1(c)	Saudi Government International Bonds, 2.375% due 10/26/21	404,875

South Korea — 0.4%
1,500,000	AA	Export-Import Bank of Korea, 1.093% (3-Month USD-LIBOR + 0.875%) due 1/25/22(b)	1,509,345

Supranational — 0.9%
3,800,000	AAA	International Bank for Reconstruction & Development, 0.850% due 2/10/27	3,734,071

		TOTAL SOVEREIGN BONDS (Cost — $7,620,481)	7,547,597

MORTGAGE-BACKED SECURITIES — 0.6%

FHLMC — 0.6%
		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 — 9/1/49
		(Cost — $2,453,998)	2,508,427

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $364,130,470)	368,112,271

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

SHORT-TERM INVESTMENTS — 43.8%

CORPORATE BOND — 0.1%
$500,000		BBB-	Pacific Gas & Electric Co., 1.573%(3-Month USD-LIBOR + 1.375%) due 11/15/21(b)
			(Cost — $500,670)	$500,670

TIME DEPOSITS — 1.7%
1,301,268			Barclays Bank PLC — London, 0.000% due 3/1/21	1,301,268
			BBH — Grand Cayman:
1,842	EUR		(0.710)% due 3/1/21	2,223
2,587	DKK		(0.520)% due 3/1/21	420
38,344	JPY		(0.320)% due 3/1/21	360
784	AUD		(0.060)% due 3/1/21	603
113	GBP		0.000% due 3/1/21	158
601,208	CAD		0.010% due 3/1/21	472,536
6,087	NZD		0.010% due 3/1/21	4,399
5,541,037			Sumitomo Mitsui Banking Corp. — Tokyo, 0.000% due 3/1/21	5,541,037

			TOTAL TIME DEPOSITS (Cost — $7,323,004).	7,323,004

U.S. GOVERNMENT OBLIGATIONS — 42.0%

			U.S. Treasury Bills:
120,000,000			0.010% due 4/27/21(j).	119,995,333
312,000			0.034% due 4/29/21(i)(j)	311,983
56,300,000			0.048% due 6/10/21(i)(j)	56,292,497

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $176,599,813)	176,599,813

			TOTAL SHORT-TERM INVESTMENTS (Cost — $184,423,487)	184,423,487

			TOTAL INVESTMENTS — 131.3% (Cost — $548,553,957)	552,535,758

			Liabilities in Excess of Other Assets — (31.3)%	(131,641,044)

			TOTAL NET ASSETS — 100.0%	$420,894,714

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2021, amounts to $145,782,876 and represents 34.6% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2021.
(c)	Rating by Moody’s Investors Service.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2021, amounts to $10,472,089 and represents 2.5% of net assets.
(e)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 28, 2021.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Illiquid security.
(h)	Affiliated security (See Note 2). As of February 28, 2021, total cost and total market value of affiliated securities amounted to $554,196 and $554,354, respectively.
(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2021, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$548,553,957	$7,038,123	$(3,328,787)	$3,709,336

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Corporate Bonds & Notes .	29.8%
Collateralized Mortgage Obligations	21.4
U.S. Government Agencies & Obligations	9.3
Asset-Backed Securities	4.3
Sovereign Bonds	1.4
Mortgage-Backed Securities	0.4
Short-Term Investments .	33.4

100.0%

^	As a percentage of total investments.

At February 28, 2021, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Bank Accept December Futures	52	12/22	$10,153,158	$10,104,300	$(48,858)
Bank Accept March Futures	258	3/23	50,357,247	50,064,431	(292,816)
U.S. Treasury 2-Year Note June Futures	176	6/21	38,884,243	38,854,750	(29,493)

					(371,167)

Contracts to Sell:
U.S. Treasury 5-Year Note June Futures	510	6/21	63,738,885	63,224,063	514,822
U.S. Ultra Long Bond June Futures	20	6/21	2,981,129	2,946,875	34,254

					549,076

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$177,909

At February 28, 2021, Ultra-Short Term Fixed Income Fund had deposited cash of $570,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 28, 2021, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	20,878,000	USD	29,552,287	MLP	$29,080,951	3/2/21	$(471,336)
British Pound	372,000	USD	516,951	HSBC	518,282	4/7/21	1,331
Canadian Dollar	7,062,491	USD	5,659,797	BNP	5,550,964	3/2/21	(108,833)
Canadian Dollar	3,349,066	USD	2,663,650	MLP	2,632,293	3/2/21	(31,357)
Canadian Dollar	7,223,453	USD	5,748,320	MLP	5,677,476	3/2/21	(70,844)
Mexican Peso	7,185,000	USD	330,368	HSBC	342,995	3/10/21	12,627

							(668,412)

Contracts to Sell:
Australian Dollar	3,818,000	USD	2,955,859	MLP	2,937,951	3/2/21	17,908
British Pound	20,878,000	USD	28,599,691	BNP	29,080,951	3/2/21	(481,260)
British Pound	20,878,000	USD	29,557,945	MLP	29,087,880	4/7/21	470,065
Canadian Dollar	12,541,010	USD	9,769,812	HSBC	9,856,960	3/2/21	(87,148)
Canadian Dollar	5,094,000	USD	4,024,304	MLP	4,003,772	3/2/21	20,532
Canadian Dollar	7,062,491	USD	5,660,205	BNP	5,551,417	4/7/21	108,788
Canadian Dollar	7,223,453	USD	5,748,736	MLP	5,677,940	4/7/21	70,796
Canadian Dollar	3,349,066	USD	2,663,851	MLP	2,632,508	4/7/21	31,343
Euro	4,108,000	USD	4,993,818	SCB	4,956,300	3/2/21	37,518
Euro	4,108,000	USD	4,990,363	SCB	4,960,867	4/6/21	29,496

							218,038

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(450,374)

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BNP	— BNP Paribas SA
CAD	— Canadian Dollar	HSBC	— HSBC Bank USA
EUR	— Euro	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
DKK	— Danish Krone	SCB	— Standard Chartered Bank
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

See pages 269-270 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 96.5%

United States — 96.5%
512,494	American Beacon AHL Managed Futures Strategy Fund, Class Y	$5,719,429
383,963	BlackRock Event Driven Equity Fund, Institutional Class	3,843,471
317,146	BlackRock Global Long/Short Credit Fund, Institutional Class	3,212,686
383,021	BlackRock Global Long/Short Equity Fund, Institutional Class	4,557,954
305,684	BNY Mellon Global Real Return Fund, Class Y	5,031,565
187,757	Diamond Hill Long/Short Fund, Class I	5,210,261
265,296	Driehaus Event Driven Fund, Common Class	3,799,032
562,524	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	5,675,870
450,540	John Hancock Seaport Long/Short Fund, Class I	5,699,326
262,444	LoCorr Market Trend Fund, Class I	3,146,699
490,796	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,204,895
381,349	PIMCO Credit Opportunities Bond Fund, Institutional Class	3,836,369
466,041	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	5,126,450
502,204	Western Asset Macro Opportunities Fund, Class I	5,619,662

	TOTAL INVESTMENTS — 96.5% (Cost — $59,828,609)	63,683,669

	Other Assets in Excess of Liabilities — 3.5%	2,291,753

	TOTAL NET ASSETS — 100.0%	$65,975,422

At February 28, 2021, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$59,828,609	$3,855,060	$—	$3,855,060

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(unaudited) (continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

(This page intentionally left blank)

Statements of Assets and Liabilities

February 28, 2021 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$1,973,197,014	$784,074,247	$1,391,742,995
Affiliated investments, at value[2]	2,929,823	—	—
Foreign currency, at value[4]	—	—	1,140,593
Cash	3,710,633	261,033	83
Receivable for securities sold	4,280,910	3,988,487	4,491,064
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,481,846	491,519	6,394,011
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	4,651,309	1,607,038	3,225,732
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	685,984	267,000	169,361
Foreign capital gains tax receivable	—	—	—
Prepaid expenses	112,084	42,822	39,373

Total Assets	1,992,049,603	790,732,146	1,407,203,212

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Payable for collateral received from securities on loan	16,139,427	42,980,372	9,320,857
Payable for Fund shares repurchased	5,484,357	4,801,452	6,830,243
Payable for securities purchased	2,836,085	2,111,056	4,613,795
Payable for TBA securities purchased	—	—	—
Investment management fee payable	599,550	264,513	584,170
Transfer agent fees payable	19,546	7,146	15,355
Interest expense payable	—	—	—
Custody fee payable	87,156	36,437	178,272
Trustees’ fees payable	—	—	10,194
Variation margin on open future contracts (Note 1)	55,091	38,728	40,297
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Due to custodian	—	—	—
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Audit fees payable	—	—	—
Accrued expenses	164,555	130,635	346,433

Total Liabilities	25,385,767	50,370,339	21,939,616

Total Net Assets	$1,966,663,836	$740,361,807	$1,385,263,596

NET ASSETS:
Paid-in-capital (Note 4)	$1,011,179,618	$448,284,185	$1,099,490,368
Total distributable earnings (losses)	955,484,218	292,077,622	285,773,228

Total Net Assets	$1,966,663,836	$740,361,807	$1,385,263,596

Shares Outstanding	83,601,175	32,916,647	98,099,403

Net Asset Value	$23.52	$22.49	$14.12

[1] Unaffiliated investments, at cost	$1,063,716,605	$518,321,214	$1,028,020,192

[2] Affiliated investments, at cost	$904,811	$—	$—

[3] Includes securities on loan	$17,541,909	$42,067,614	$15,764,356

[4] Foreign currency, at cost	$—	$—	$1,120,250

[5] Proceeds received	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreement	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$623,794,740	$1,097,482,758	$297,588,078	$160,863,698	$67,928,441	$216,511,548	$551,981,404	$63,683,669
—	1,209,782	—	—	—	—	554,354	—
1,232,145	2,528,297	—	211,762	—	458,443	199	—
44	136	20,278	13	5	2,540,711	31	1,534,320
2,660,898	12,837,715	955,791	2,510,915	—	23,824	15,630,280	—
—	76,094,381	—	90,487,410	—	15,588,826	—	—
1,539,169	4,587,199	3,413,518	737,357	631,299	303,636	924,932	—
—	—	—	—	—	—	63	—
1,349,422	9,485,117	936,911	491,406	394,889	368,881	2,116,753	909,099
—	394,125	—	1,547,333	—	257,861	800,404	—
—	—	—	—	—	—	605,683	—
—	37,490	—	543,201	—	—	—	—
—	7,443	—	4,577	—	—	—	—
104,994	2,873,388	—	2,039,000	29,000	1,177,000	570,000	—
67,485	—	—	—	—	—	—	—
19,008	76,255	43,096	18,763	10,268	46,809	46,153	23,597

630,767,905	1,207,614,086	302,957,672	259,455,435	68,993,902	237,277,539	573,230,256	66,150,685

—	—	—	3,004,760	—	56,645,733	—	—
1,367,398	—	—	—	—	—	—	—
3,290,571	3,491,320	1,296,044	351,511	93,367	377,548	1,132,464	120,755
2,502,699	59,449,785	10,056,742	4,510,743	118,797	212,423	149,353,821	—
—	156,237,879	—	92,288,645	—	28,662,693	—	—
295,422	289,748	111,454	47,442	21,006	52,677	143,347	9,774
4,773	10,411	20,267	1,999	1,073	—	—	—
—	—	—	100	—	2,832	—	—
50,245	101,956	74,014	69,153	17,597	40,956	24,323	16,487
1,875	37,862	—	—	—	9,372	—	—
22,544	434,385	—	163,614	7,000	69,702	209,656	—
—	422,023	—	122,381	—	40,861	—	—
—	—	—	—	—	—	—	—
—	—	—	20,399,312	—	—	—	—
—	59,625	—	226,197	—	300,896	—	—
—	—	—	2,170	—	—	—	—
—	—	—	138,149	—	—	—	—
—	406,540	—	979,301	—	93,041	1,250,778	—
—	—	—	767,000	—	—	—	—
721,444	—	—	—	—	—	—	—
—	12,097	1,237	—	200	—	—	—
—	—	—	—	21,976	—	—	14,894
218,662	268,097	110,889	108,540	17,562	227,344	221,153	13,353

8,475,633	221,221,728	11,670,647	123,181,017	298,578	86,736,078	152,335,542	175,263

$622,292,272	$986,392,358	$291,287,025	$136,274,418	$68,695,324	$150,541,461	$420,894,714	$65,975,422

$464,906,960	$969,580,905	$295,694,502	$132,196,906	$64,301,885	$137,545,497	$429,326,767	$62,673,344
157,385,312	16,811,453	(4,407,477)	4,077,512	4,393,439	12,995,964	(8,432,053)	3,302,078

$622,292,272	$986,392,358	$291,287,025	$136,274,418	$68,695,324	$150,541,461	$420,894,714	$65,975,422

35,446,896	118,615,972	78,819,816	16,951,776	7,245,796	13,869,769	42,564,655	6,246,600

$17.56	$8.32	$3.70	$8.04	$9.48	$10.85	$9.89	$10.56

$429,503,470	$1,080,761,675	$281,907,106	$154,116,810	$64,006,744	$201,668,457	$547,999,761	$59,828,609

$—	$1,176,456	$—	$—	$—	$—	$554,196	$—

$1,292,899	$—	$—	$—	$—	$—	$—	$—

$1,236,205	$2,661,972	$—	$257,899	$—	$557,836	$3,318	$—

$—	$—	$—	$20,681,234	$—	$—	$—	$—

$—	$74,332	$—	$237,646	$—	$165,926	$—	$—

$—	$—	$—	$3,004,760	$—	$56,645,733	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2021 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$14,086,203	$4,085,544	$10,109,947
Dividends from affiliated investments	26,842	—	—
Income from non-cash dividends	—	314,036	797,115
Interest from unaffiliated investments	2,012	8,741	271
Interest from affiliated investments	—	—	—
Income from securities lending	76,130	112,811	60,468
Less: Foreign taxes withheld (see Note 1s)	(10,357)	(4,861)	(959,561)

Total Investment Income	14,180,830	4,516,271	10,008,240

EXPENSES:

Investment management fee (Note 2)	5,607,350	2,684,929	4,571,493
Transfer agent fees	111,654	40,120	76,751
Custody fees	241,094	111,356	458,127
Trustees’ fees	156,753	58,852	147,623
Shareholder reports	119,689	82,912	184,888
Insurance	43,520	13,717	38,130
Audit and tax	42,687	44,015	74,207
Legal fees	35,774	13,309	29,440
Registration fees	15,097	14,077	18,885
Other expense	43,416	13,553	48,098
Interest expense	—	—	—

Total Expenses	6,417,034	3,076,840	5,647,642
Less: Fee waivers and/or expense reimbursement (Note 2)	(1,971,429)	(1,136,410)	(1,028,213)

Net Expenses	4,445,605	1,940,430	4,619,429

Net Investment Income (Loss)	$9,735,225	$2,575,841	$5,388,811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, UNFUNDED LOAN COMMITMENTS, SHORT SALES, FORWARD SALE COMMITMENTS, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY TRANSLATIONS AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$73,523,810	$33,733,980	$43,800,794
Affiliated investments	50,662	—	—
Futures contracts	2,498,057	1,521,179	186,272
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	219,366	41,670	96,755
Capital gain distributions received	—	—	—

Net Realized Gain (Loss):	76,291,895	35,296,829	44,083,821

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	134,399,312	142,403,946	159,166,849
Affiliated investments	1,099,253	—	—
Futures contracts	(1,103,024)	(134,313)	4,808
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Unfunded loan commitments	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	503	391	(73,677)

Change in Net Unrealized Appreciation (Depreciation):	134,396,044	142,270,024	159,097,980

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Unfunded Loan Commitments, Short Sales, Forward Sale Commitments, Swap Contracts, Forward Foreign Currency Contract, Foreign Currency Translations and Capital Gain Distributions Received	210,687,939	177,566,853	203,181,801

Total Increase (Decrease) in Net Assets from Operations	$220,423,164	$180,142,694	$208,570,612

(a)	Includes foreign capital gains tax of $(1,134) for Emerging Markets Equity Fund.
(b)	Includes Net increase in accrued foreign capital gains tax of $749,315 for Emerging Markets Equity Fund.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$4,746,405	$—	$36,513	$—	$—	$—	$—	$539,420
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
9,648	11,141,711	8,680,830	1,532,387	924,520	2,354,214	2,523,576	94
—	20,863	—	—	—	—	3,177	—
35,826	—	3,052	—	—	—	—	—
(697,357)	—	—	—	—	—	—	—

4,094,522	11,162,574	8,720,395	1,532,387	924,520	2,354,214	2,526,753	539,514

2,646,475	1,946,617	988,274	340,670	135,775	378,676	1,010,028	307,958
33,035	56,316	33,785	8,441	4,418	5,187	17,703	2,325
279,307	396,503	167,422	195,251	55,151	96,800	103,351	53,861
38,721	124,968	23,037	12,500	6,446	20,846	26,785	3,745
107,650	160,585	88,946	38,574	8,007	108,312	136,457	9,475
10,769	33,983	4,352	4,022	1,247	14,493	14,503	757
77,344	54,362	39,734	63,682	36,850	46,304	39,351	29,585
13,404	448	7,716	2,849	1,997	—	7,164	1,079
30,786	7,268	22,818	10,296	14,184	3,937	21,594	6,760
18,700	34,496	4,343	18,324	2,782	23,618	12,726	1,950
—	—	—	2,495	—	36,635	2,671	—

3,256,191	2,815,546	1,380,427	697,104	266,857	734,808	1,392,333	417,495
(917,863)	(87,580)	(286,494)	(35,221)	—	(37,978)	(108,430)	(256,632)

2,338,328	2,727,966	1,093,933	661,883	266,857	696,830	1,283,903	160,863

$1,756,194	$8,434,608	$7,626,462	$870,504	$657,663	$1,657,384	$1,242,850	$378,651

$29,522,562 (a)	$7,080,157	$3,881,017	$1,857,845	$41,547	$1,119,756	$1,481,008	$—
—	(255)	—	—	—	—	152	—
397,470	290,219	36,834	1,128,205	57,092	597,045	203,779	—
—	571,990	—	198,170	—	50,047	—	—
—	—	—	(149,697)	—	23	—	—
—	—	—	133	—	24,013	9,654	—
—	(1,689,842)	—	(257,140)	—	(338,001)	(1,307,656)	—
—	1,060,621	—	(2,255,963)	—	(880,405)	(2,086,455)	—
(9,967)	147,138	—	24,368	—	95,865	228,873	—
—	—	—	—	—	—	—	395,188

29,910,065	7,460,028	3,917,851	545,921	98,639	668,343	(1,470,645)	395,188

85,721,126 (b)	(30,815,745)	2,518,202	(2,147,418)	(141,161)	(3,891,505)	1,170,969	2,495,842
—	(4,607)	—	—	—	—	7,974	—
(91,086)	(1,401,784)	(580)	(677,890)	15,697	401,612	(9,746)	—
—	(20,111)	—	(109,371)	—	(140,052)	—	—
—	—	—	275,438	—	—	—	—
—	4,453,997	—	1,158,534	—	297,868	1,101,120	—
—	1,293	786	—	—	—	—	—
—	(113,639)	—	1,454,976	—	609,319	439,669	—
(25,339)	(191,097)	—	(211,382)	—	(135,824)	(65,500)	—

85,604,701	(28,091,693)	2,518,408	(257,113)	(125,464)	(2,858,582)	2,644,486	2,495,842

115,514,766	(20,631,665)	6,436,259	288,808	(26,825)	(2,190,239)	1,173,841	2,891,030

$117,270,960	$(12,197,057)	$14,062,721	$1,159,312	$630,838	$(532,855)	$2,416,691	$3,269,681

See Notes to Financial Statements.

Statements of Changes in net Assets

For the Six Months Ended February 28, 2021 (unaudited) and Year Ended August 31, 2020

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2021	2020	2021	2020
OPERATIONS:

Net investment income	$9,735,225	$21,440,336	$2,575,841	$3,758,140
Net realized gain (loss)	76,291,895	19,442,182	35,296,829	18,298,269
Change in unrealized appreciation (depreciation)	134,396,044	279,852,393	142,270,024	70,173,608

Increase (Decrease) in Net Assets from Operations	220,423,164	320,734,911	180,142,694	92,230,017

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(61,943,407)	(77,893,014)	(29,404,878)	(49,102,404)

Decrease in Net Assets from Distributions to Shareholders	(61,943,407)	(77,893,014)	(29,404,878)	(49,102,404)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	135,363,371	321,453,670	46,811,561	224,150,769
Reinvestment of distributions	61,942,619	77,891,987	29,404,580	49,101,666
Cost of shares repurchased	(242,922,778)	(342,309,841)	(106,753,135)	(118,873,225)

Increase (Decrease) in Net Assets from Fund Share Transactions	(45,616,788)	57,035,816	(30,536,994)	154,379,210

Increase (Decrease) in Net Assets	112,862,969	299,877,713	120,200,822	197,506,823
NET ASSETS:

Beginning of period	1,853,800,867	1,553,923,154	620,160,985	422,654,162

End of period	$1,966,663,836	$1,853,800,867	$740,361,807	$620,160,985

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2021	2020	2021	2020	2021	2020	2021	2020

$5,388,811	$18,756,406	$1,756,194	$7,383,197	$8,434,608	$24,841,167	$7,626,462	$6,162,629
44,083,821	(54,438,549)	29,910,065	(6,703,990)	7,460,028	30,152,010	3,917,851	1,064,607
159,097,980	152,867,728	85,604,701	43,039,982	(28,091,693)	5,231,747	2,518,408	14,291,695

208,570,612	117,185,585	117,270,960	43,719,189	(12,197,057)	60,224,924	14,062,721	21,518,931

(23,968,738)	(36,438,560)	(11,972,541)	(9,873,780)	(41,540,227)	(31,609,573)	(7,123,063)	(6,497,717)

(23,968,738)	(36,438,560)	(11,972,541)	(9,873,780)	(41,540,227)	(31,609,573)	(7,123,063)	(6,497,717)

97,387,795	270,691,117	38,753,107	104,378,670	138,333,156	191,008,875	30,280,630	235,542,532
23,968,252	36,437,906	11,972,351	9,873,619	41,528,938	31,609,499	7,122,497	6,497,134
(175,022,874)	(444,589,318)	(82,144,416)	(92,236,972)	(120,847,746)	(473,650,990)	(35,297,493)	(23,730,182)

(53,666,827)	(137,460,295)	(31,418,958)	22,015,317	59,014,348	(251,032,616)	2,105,634	218,309,484

130,935,047	(56,713,270)	73,879,461	55,860,726	5,277,064	(222,417,265)	9,045,292	233,330,698

1,254,328,549	1,311,041,819	548,412,811	492,552,085	981,115,294	1,203,532,559	282,241,733	48,911,035

$1,385,263,596	$1,254,328,549	$622,292,272	$548,412,811	$986,392,358	$981,115,294	$291,287,025	$282,241,733

See Notes to Financial Statements.

Statements of Changes in net Assets

For the Six Months Ended February 28, 2021 (unaudited) and Year Ended August 31, 2020

	International Fixed Income Fund
	2021	2020
OPERATIONS:

Net investment income	$870,504	$3,436,997
Net realized gain (loss)	545,921	(1,362,833)
Change in unrealized appreciation (depreciation)	(257,113)	(1,863,189)

Increase (Decrease) in Net Assets from Operations	1,159,312	210,975

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(993,150)	(6,470,801)

Decrease in Net Assets from Distributions to Shareholders	(993,150)	(6,470,801)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	15,512,233	25,151,017
Reinvestment of distributions	993,140	6,470,738
Cost of shares repurchased	(15,559,140)	(37,198,843)

Increase (Decrease) in Net Assets from Fund Share Transactions	946,233	(5,577,088)

Increase (Decrease) in Net Assets	1,112,395	(11,836,914)
NET ASSETS:

Beginning of period	135,162,023	146,998,937

End of period	$136,274,418	$135,162,023

See Notes to Financial Statements.

Municipal Bond Fund		Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2021	2020	2021	2020	2021	2020	2021	2020

$657,663	$1,667,203	$1,657,384	$3,312,713	$1,242,850	$8,143,799	$378,651	$498,606
98,639	404,902	668,343	3,766,463	(1,470,645)	(4,821,061)	395,188	(272,883)
(125,464)	(1,385,198)	(2,858,582)	8,074,864	2,644,486	4,882,612	2,495,842	483,310

630,838	686,907	(532,855)	15,154,040	2,416,691	8,205,350	3,269,681	709,033

(998,827)	(2,196,820)	(3,290,679)	(2,532,631)	(6,604,435)	(7,631,973)	(482,881)	(996,291)

(998,827)	(2,196,820)	(3,290,679)	(2,532,631)	(6,604,435)	(7,631,973)	(482,881)	(996,291)

8,383,116	14,213,472	13,751,519	29,664,160	67,428,325	92,942,173	28,101,909	24,543,385
998,694	2,196,764	3,290,625	2,532,629	6,604,469	7,632,233	482,881	996,291
(9,465,827)	(31,387,627)	(18,470,143)	(105,689,502)	(47,046,726)	(200,341,040)	(4,732,013)	(12,767,133)

(84,017)	(14,977,391)	(1,427,999)	(73,492,713)	26,986,068	(99,766,634)	23,852,777	12,772,543

(452,006)	(16,487,304)	(5,251,533)	(60,871,304)	22,798,324	(99,193,257)	26,639,577	12,485,285

69,147,330	85,634,634	155,792,994	216,664,298	398,096,390	497,289,647	39,335,845	26,850,560

$68,695,324	$69,147,330	$150,541,461	$155,792,994	$420,894,714	$398,096,390	$65,975,422	$39,335,845

See Notes to Financial Statements.

Statements of Cash Flows

For the Six-Months Ended February 28, 2021 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities:
Net increase/decrease in net assets resulting from operations	$1,159,312	$(532,855)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency provided by/used in operating activities:
Purchases of long-term investments	(493,038,092)	(137,470,013)
Proceeds from the sale and maturity of long-term investments	536,416,163	164,461,051
Payments from short-term investments, net	823,660	(5,909,317)
Decrease to the principal amount of inflation-indexed bonds	(18,362)	(1,412,085)
Change in net unrealized appreciation/depreciation from unaffiliated investments	2,147,418	3,891,505
Change in net unrealized appreciation/depreciation from options contracts written	109,371	140,052
Change in net unrealized appreciation/depreciation on open OTC swap contracts	(451,612)	—
Decrease in variation margin on centrally cleared swap contracts	252,821	156,406
Net amortization (accretion) of premiums (discounts) of investments	(7,855)	15,037
Net realized gain from unaffiliated investments	(1,857,845)	(1,119,756)
Increase in premium received on options contracts written	60,080	156,804
Decrease in variation margin on open futures contracts	92,385	31,689
Decrease in receivable for securities sold	1,207,004	77,732
Decrease in receivable for TBA securities sold	19,775,446	21,375,588
Increase/Decrease in dividends and interest receivable from unaffiliated investments	(117,822)	19,787
Increase/Decrease in deposits for collateral with counterparty	92,000	(8,000)
Decrease in net upfront payments received/paid on OTC open swap contracts	20,650	—
Decrease for due to custodian	(41,447)	—
Increase in forward sale commitments	13,566,671	—
Increase in prepaid expenses	(4,609)	(8,871)
Increase in unrealized appreciation on open forward foreign currency contracts	(772,987)	(183,276)
Increase in payable for securities purchased	2,243,038	85,460
Decrease in payable for TBA securities purchased	(77,079,507)	(33,190,565)
Increase/Decrease in deposits for collateral from counterparty	410,000	(10,000)
Decrease in investment management fee payable	(876)	(2,650)
Decrease in interest expense payable	(507)	(2,009)
Increase/Decrease in custody fee payable	(7,317)	3,333
Decrease in transfer agent fees payable	(1,151)	(3,296)
Increase in trustees’ fees payable	—	6,502
Decrease in unrealized depreciation on open forward foreign currency contracts	(681,989)	(426,043)
Increase in accrued expenses	27,666	72,906

Net cash and foreign currency provided by operating activities	4,321,707	10,215,116

Cash Flows Provided by Financing Activities:
Proceeds from sale-buyback transactions	100,397,803	51,222,013
Payments on sale buyback transactions	(101,227,529)	(51,243,430)
Proceeds from reverse repurchase agreements	(3,406,205)	(4,806,592)
Proceeds from sale of shares	15,194,769	13,498,282
Cost of shares repurchased	(15,421,277)	(18,338,581)
Distributions to shareholders, net of reinvestments	(10)	(54)

Net cash and foreign currency used in financing activities	(4,462,449)	(9,668,362)

Net increase/decrease in cash and foreign currency(a)	(140,742)	546,754

Cash and Foreign Currency:
Cash, cash equivalents and foreign cash at the beginning of the period	352,517	2,452,400

Cash, cash equivalents and foreign cash at end of the period	$211,775	$2,999,154

Non-Cash Financing Activities:
Reinvestment of distributions	$(993,140)	$(3,290,625)

(a)	Includes net change in unrealized depreciation on foreign currency of $(29,486) and $(75,083) for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2021(1)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$21.62		$19.10	$21.31	$18.76	$17.06	$20.63

Income from Operations:
Net investment income(2)	0.12		0.26	0.27	0.26	0.25	0.19
Net realized and unrealized gain (loss)	2.53		3.23	(0.24)	3.18	2.05	1.15

Total Income from Operations	2.65		3.49	0.03	3.44	2.30	1.34

Less Distributions from:
Net investment income	(0.18)		(0.20)	(0.34)	(0.24)	(0.27)	(0.11)
Net realized gain	(0.57)		(0.77)	(1.90)	(0.65)	(0.33)	(4.80)

Total Distributions	(0.75)		(0.97)	(2.24)	(0.89)	(0.60)	(4.91)

Net Asset Value, End of Period	$23.52		$21.62	$19.10	$21.31	$18.76	$17.06

Total Return†(3)	12.39	%(4)	18.85%	1.32%	18.89%	13.86%	7.08%
Net Assets, End of Period (millions)	$1,967		$1,854	$1,554	$1,737	$1,687	$1,709
Ratios to Average Net Assets:
Gross expenses	0.69	%(5)	0.70%	0.69%	0.69%	0.69%	0.69%
Net expenses(6)	0.48	(5)	0.49	0.48	0.48	0.48	0.56
Net investment income	1.04	(5)	1.33	1.43	1.29	1.40	1.10
Portfolio Turnover Rate	6	%(4)	21%	13%	29%	18%	105%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2021(1)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$18.01		$18.60	$23.06	$19.53	$17.40	$24.39

Income (Loss) from Operations:
Net investment income(2)	0.08		0.13	0.12	0.10	0.10	0.05
Net realized and unrealized gain (loss)	5.29		1.48	(1.83)	4.14	2.39	(1.22)

Total Income (Loss) from Operations	5.37		1.61	(1.71)	4.24	2.49	(1.17)

Less Distributions from:
Net investment income	(0.14)		(0.10)	(0.10)	(0.03)	(0.06)	—
Net realized gain	(0.75)		(2.10)	(2.65)	(0.68)	(0.30)	(5.82)

Total Distributions	(0.89)		(2.20)	(2.75)	(0.71)	(0.36)	(5.82)

Net Asset Value, End of Period	$22.49		$18.01	$18.60	$23.06	$19.53	$17.40

Total Return†(3)	30.36	%(4)	8.78%	(6.25)%	22.17%	14.49%	(5.51)%
Net Assets, End of Period (millions)	$740		$620	$423	$520	$674	$475
Ratios to Average Net Assets:
Gross expenses	0.92	%(5)	0.96%	0.98%	0.92%	0.94%	0.99%
Net expenses(6)	0.58	(5)	0.62	0.66	0.61	0.63	0.79
Net investment income	0.77	(5)	0.77	0.63	0.47	0.52	0.28
Portfolio Turnover Rate	14	%(4)	45%	65%	34%	34%	151%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2021(1)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.27		$11.59	$12.64	$12.34	$10.83	$10.91

Income (Loss) from Operations:
Net investment income(2)	0.05		0.17	0.28	0.27	0.24	0.21
Net realized and unrealized gain (loss)	2.04		0.84	(1.09)	0.24	1.56	(0.10)

Total Income (Loss) from Operations	2.09		1.01	(0.81)	0.51	1.80	0.11

Less Distributions from:
Net investment income	(0.24)		(0.33)	(0.24)	(0.21)	(0.29)	(0.19)

Net Asset Value, End of Period	$14.12		$12.27	$11.59	$12.64	$12.34	$10.83

Total Return†(3)	17.15	%(4)	8.64%	(6.34)%	4.15%	17.14%	0.96%
Net Assets, End of Period (millions)	$1,385		$1,254	$1,311	$1,677	$1,244	$1,122
Ratios to Average Net Assets:
Gross expenses	0.86	%(5)	0.87%	0.84%	0.83%	0.83%	0.82%
Net expenses(6)	0.71	(5)	0.71	0.68	0.66	0.65	0.76
Net investment income	0.83	(5)	1.44	2.40	2.07	2.15	2.02
Portfolio Turnover Rate	18	%(4)	39%	28%	41%	27%	64%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2021(1)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.67		$14.00	$14.29	$15.33	$12.36	$10.87

Income (Loss) from Operations:
Net investment income(2)	0.05		0.20	0.27	0.22	0.20	0.13
Net realized and unrealized gain (loss)	3.17		0.75	(0.34)	(1.06)	2.90	1.51

Total Income (Loss) from Operations	3.22		0.95	(0.07)	(0.84)	3.10	1.64

Less Distributions from:
Net investment income	(0.33)		(0.28)	(0.22)	(0.20)	(0.13)	(0.15)

Net Asset Value, End of Period	$17.56		$14.67	$14.00	$14.29	$15.33	$12.36

Total Return†(3)	22.05	%(4)	6.79%	(0.40)%	(5.55)%	25.48%	15.31%
Net Assets, End of Period (millions)	$622		$548	$493	$498	$488	$428
Ratios to Average Net Assets:
Gross expenses	1.11	%(5)	1.15%	1.13%	1.11%	1.14%	1.13%
Net expenses(6)	0.80	(5)	0.84	0.82	0.80	0.86	0.96
Net investment income	0.60	(5)	1.44	1.95	1.42	1.51	1.15
Portfolio Turnover Rate	14	%(4)	23%	22%	24%	27%	99%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2021(1)		2020	2019	2018	2017		2016
Net Asset Value, Beginning of Period	$8.79		$8.42	$7.86	$8.19	$8.41		$8.23

Income (Loss) from Operations:
Net investment income(2)	0.07		0.19	0.23	0.20	0.19		0.20
Net realized and unrealized gain (loss)	(0.17)		0.42	0.57	(0.31)	(0.11)		0.27

Total Income (Loss) from Operations	(0.10)		0.61	0.80	(0.11)	0.08		0.47

Less Distributions from:
Net investment income	(0.09)		(0.22)	(0.24)	(0.21)	(0.22)		(0.23)
Tax return of capital	—		—	—	(0.01)	—		—
Net realized gain	(0.28)		(0.02)	—	—	(0.08)		(0.06)

Total Distributions	(0.37)		(0.24)	(0.24)	(0.22)	(0.30)		(0.29)

Net Asset Value, End of Period	$8.32		$8.79	$8.42	$7.86	$8.19		$8.41

Total Return†(3)	(1.19	)%(4)	7.46%	10.39%	(1.35)%	1.07%		5.84%
Net Assets, End of Period (millions)	$986		$981	$1,204	$867	$710		$722
Ratios to Average Net Assets:
Gross expenses	0.58	%(5)	0.58%	0.57%	0.57%	0.58	%(6)	0.55	%(6)
Net expenses(7)	0.56	(5)	0.56	0.56	0.56	0.56	(6)	0.54	(6)
Net investment income	1.73	(5)	2.27	2.85	2.49	2.32		2.42
Portfolio Turnover Rate	105	%(4)	216%	210%	253%	236%		245%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Ratio includes interest expense on reverse repurchase agreements which represents less than 0.005%.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2021(1)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$3.61		$3.76	$3.77	$3.86	$3.78	$3.88

Income from Operations:
Net investment income(2)	0.10		0.17	0.19	0.20	0.22	0.23
Net realized and unrealized gain (loss)	0.08		(0.15)	—	(0.08)	0.10	(0.09)

Total Income from Operations	0.18		0.02	0.19	0.12	0.32	0.14

Less Distributions from:
Net investment income	(0.09)		(0.17)	(0.20)	(0.21)	(0.24)	(0.24)

Net Asset Value, End of Period	$3.70		$3.61	$3.76	$3.77	$3.86	$3.78

Total Return†(3)	5.39	%(4)	0.14%	5.58%	3.20%	8.38%	4.02%
Net Assets, End of Period (millions)	$291		$282	$49	$58	$173	$325
Ratios to Average Net Assets:
Gross expenses	0.98	%(5)	1.07%	1.32%	1.17%	0.95%	0.88%
Net expenses(6)	0.77	(5)	0.86	1.12	0.97	0.75	0.70
Net investment income	5.04	(5)	4.85	5.09	5.27	5.65	6.21
Portfolio Turnover Rate	38	%(4)	84%	43%	57%	72%	64%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2021(1)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.03		$8.35	$7.86	$7.78	$7.79	$7.61

Income from Operations:
Net investment income(2)	0.05		0.20	0.06	0.14	0.14	0.13
Net realized and unrealized gain (loss)	0.02		(0.15)	0.70	0.03	(0.07)	0.56

Total Income from Operations	0.07		0.05	0.76	0.17	0.07	0.69

Less Distributions from:
Net investment income	—		(0.35)	(0.27)	(0.09)	(0.08)	(0.51)
Net realized gain	(0.06)		(0.02)	—	—	—	—

Total Distributions	(0.06)		(0.37)	(0.27)	(0.09)	(0.08)	(0.51)

Net Asset Value, End of Period	$8.04		$8.03	$8.35	$7.86	$7.78	$7.79

Total Return†(3)	0.85	%(4)	0.75%	10.01%	2.25%	0.98%	9.56%
Net Assets, End of Period (millions)	$136		$135	$147	$145	$148	$192
Ratios to Average Net Assets:
Gross expenses(5)	1.02	(6)	1.16%	1.24%	1.01%	1.06%	0.87%
Net expenses(5)(7)	0.97	(6)	1.11	1.19	0.95	1.01	0.83
Net investment income	1.28	(6)	2.49	0.77	1.76	1.82	1.71
Portfolio Turnover Rate	259	%(4)	437%	265%	203%	268%	199%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents less than 0.005%, 0.09%, 0.15%, 0.04%,0.11% and 0.04% respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2021(1)		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.53		$9.61	$9.11	$9.37	$9.93	$9.65

Income (Loss) from Operations:
Net investment income(2)	0.09		0.20	0.23	0.24	0.27	0.28
Net realized and unrealized gain (loss)	—		(0.01)	0.52	(0.26)	(0.31)	0.30

Total Income (Loss) from Operations	0.09		0.19	0.75	(0.02)	(0.04)	0.58

Less Distributions from:
Net investment income	(0.09)		(0.21)	(0.22)	(0.24)	(0.27)	(0.28)
Net realized gain	(0.05)		(0.06)	(0.03)	—	(0.25)	(0.02)

Total Distributions	(0.14)		(0.27)	(0.25)	(0.24)	(0.52)	(0.30)

Net Asset Value, End of Period	$9.48		$9.53	$9.61	$9.11	$9.37	$9.93

Total Return†(3)	0.94	%(4)	1.99%	8.38%	(0.21)%	(0.22)%	6.14%
Net Assets, End of Period (millions)	$69		$69	$86	$64	$58	$69
Ratios to Average Net Assets:
Gross expenses	0.78	%(5)	0.73%	0.74%	0.72%	0.75%	0.68%
Net expenses	0.78	(5)	0.73	0.74	0.72	0.75	0.68
Net investment income	1.93	(5)	2.16	2.44	2.61	2.85	2.87
Portfolio Turnover Rate	3	%(4)	10%	42%	18%	13%	16%

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2021(1)		2020	2019	2018	2017	2016(2)
Net Asset Value, Beginning of Period	$11.13		$10.19	$9.79	$10.08	$10.23	$10.00

Income (Loss) from Operations:
Net investment income(3)	0.12		0.18	0.24	0.30	0.23	0.14
Net realized and unrealized gain (loss)	(0.16)		0.88	0.38	(0.25)	(0.13)	0.32

Total Income (Loss) from Operations	(0.04)		1.06	0.62	0.05	0.10	0.46

Less Distributions from:
Net investment income	(0.24)		(0.12)	(0.22)	(0.34)	(0.24)	(0.23)
Net realized gain	—		—	—	—	(0.01)	—

Total Distributions	(0.24)		(0.12)	(0.22)	(0.34)	(0.25)	(0.23)

Net Asset Value, End of Period	$10.85		$11.13	$10.19	$9.79	$10.08	$10.23

Total Return†(4)	(0.21	)%(5)	10.38%	6.42%	0.55%	1.05%	4.59	%(5)
Net Assets, End of Period (millions)	$151		$156	$217	$240	$190	$159
Ratios to Average Net Assets:
Gross expenses(6)	0.97	%(7)	1.27%	1.35%	1.27%	1.15%	1.03	%(7)
Net expenses(6)(8)	0.92	(7)	1.22	1.30	1.22	1.10	0.99	(7)
Net investment income	2.19	(7)	1.76	2.47	3.07	2.25	2.91	(7)
Portfolio Turnover Rate	64	%(5)	193%	143%	72%	120%	35	%(5)

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period ended August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents 0.05%, 0.35%, 0.55%, 0.49%, 0.29% and 0.19%, respectively.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2021(1)		2020	2019	2018	2017	2016(2)
Net Asset Value, Beginning of Period	$9.99		$9.90	$9.97	$9.99	$10.00	$10.00

Income from Operations:
Net investment income(3)	0.03		0.18	0.25	0.19	0.13	0.07
Net realized and unrealized gain (loss)	0.03		0.06	(0.06)	0.02	0.08	0.02

Total Income from Operations	0.06		0.24	0.19	0.21	0.21	0.09

Less Distributions from:
Net investment income	(0.16)		(0.15)	(0.26)	(0.23)	(0.22)	(0.09)

Net Asset Value, End of Period	$9.89		$9.99	$9.90	$9.97	$9.99	$10.00

Total Return†(4)	0.61	%(5)	2.36%	2.07%	2.09%	2.14%	0.89	%(5)
Net Assets, End of Period (millions)	$421		$398	$497	$507	$276	$162
Ratios to Average Net Assets:
Gross expenses(6)	0.69	%(7)	0.69%	0.82%	0.71%	0.84%	0.81	%(7)
Net expenses(6)(8)	0.63	(7)	0.64	0.77	0.66	0.79	0.77	(7)
Net investment income	0.62	(7)	1.78	2.51	1.90	1.29	1.47	(7)
Portfolio Turnover Rate	32	%(5)	96%	97%	128%	103%	100	%(5)

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period ended August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents 0.00%, 0.02%, 0.07%, 0.04%, 0.05% and 0.02%, respectively.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2021(1)		2020	2019	2018(2)
Net Asset Value, Beginning of Period	$10.04		$10.10	$9.88	$10.00

Income (Loss) from Operations:
Net investment income (loss)(3)	0.08		0.15	0.10	(0.09)
Net realized and unrealized gain (loss)	0.53		0.10	0.19	(0.03)

Total Income (Loss) from Operations	0.61		0.25	0.29	(0.12)

Less Distributions from:
Net investment income	(0.09)		(0.28)	(0.07)	—
Net realized gain	—		(0.03)	—	—

Total Distributions	(0.09)		(0.31)	(0.07)	—

Net Asset Value, End of Period	$10.56		$10.04	$10.10	$9.88

Total Return†(4)	6.07	%(5)	2.61%	2.90%	(1.20	)%(5)
Net Assets, End of Period (millions)	$66		$39	$27	$6
Ratios to Average Net Assets:
Gross expenses	1.63	%(6)	1.85%	2.34%	11.00	%(6)
Net expenses(7)(8)	0.63	(6)	0.70	0.88	1.95	(6)
Net investment income (loss)	1.48	(6)	1.52	1.01	(1.72	)(6)
Portfolio Turnover Rate	47	%(5)	34%	16%	14	%(5)

(1)	For the six months ended February 28, 2021 (unaudited).
(2)	For the period form Fund inception (February 15, 2018) through the period ended August 31, 2018.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(5)	Not annualized.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Does not reflect the Fund’s proportionate share of income and expenses from the Underlying Fund.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Notes to Schedules of Investments

(unaudited)

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good

Notes to Schedules of Investments

(unaudited) (continued)

faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Notes to Schedules of Investments

(unaudited) (continued)

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$185,007,112	$185,007,112	$—	$—
Consumer Discretionary	247,419,127	247,419,127	—	—
Consumer Staples	96,425,739	96,425,739	—	—
Energy	40,579,247	40,579,247	—	—
Financials	191,875,191	191,875,191	—	—
Health Care	271,774,108	271,774,108	—	—
Industrials	185,717,332	185,717,332	—	—
Information Technology	524,261,327	524,261,327	—	—
Materials	58,203,356	58,203,356	—	—
Real Estate	55,680,473	55,680,473	—	—
Utilities	34,152,826	34,152,826	—	—
Closed End Mutual Fund Security:
Financials	20,934,597	20,934,597	—	—
Short-Term Investments:
Money Market Fund	16,139,427	16,139,427	—	—
Time Deposits	47,956,975	—	47,956,975	—

Total Investments, at Value	$1,976,126,837	$1,928,169,862	$47,956,975	$—

Notes to Schedules of Investments

(unaudited) (continued)

	Total Fair Value at February 28, 2021		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Security Lending Transactions — Liabilities	$(16,139,427)		$—	$(16,139,427)		$—

Other Financial Instruments — Assets
Futures Contracts	$102,086		$102,086	$—		$—

Total Other Financial Instruments — Assets	$102,086		$102,086	$—		$—

Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$18,614,840		$18,614,840	$—		$—
Consumer Discretionary	66,149,593		66,149,593	—		—
Consumer Staples	28,241,168		28,241,168	—		—
Energy	10,844,433		10,844,433	—		—
Financials	98,263,845		98,263,845	—		—
Health Care	126,061,726	*	126,056,754	4,972	*	—
Industrials	116,174,407		116,174,407	—		—
Information Technology	149,333,530		149,333,530	—		—
Materials	34,112,370	*	34,112,370	—		—	*
Real Estate	44,425,740		44,425,740	—		—
Utilities	19,744,144		19,744,144	—		—
Convertible Preferred Stocks:
Health Care	3,128,180		3,128,180	—		—
Utilities	1,656,489		1,656,489	—		—
Closed End Mutual Fund Securities:
Financials	2,409,980		2,409,980	—		—
Preferred Stocks:
Financials	2,433,304		2,433,304	—		—
Corporate Bond & Note:	—		—	—		—
Communication Services	1,057,410		—	1,057,410		—
Short-Term Investments:
Money Market Fund	42,980,372		42,980,372	—		—
Time Deposits	18,442,716		—	18,442,716		—

Total Investments, at Value	$784,074,247	*	$764,569,149	$19,505,098	*	$—	*

Security Lending Transactions — Liabilities	$(42,980,372)		$—	$(42,980,372)		$—

Other Financial Instruments — Assets
Futures Contracts	$307,778		$307,778	$—		$—

Total Other Financial Instruments — Assets	$307,778		$307,778	$—		$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$155,667,640		$215,410	$155,452,230		$—
Germany	115,093,065		—	115,093,065		—
Japan	246,057,593		—	246,057,593		—
Netherlands	80,320,940		559,653	79,761,287		—
Switzerland	124,851,575		226,447	124,625,128		—

Notes to Schedules of Investments

(unaudited) (continued)

	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
United Kingdom	$187,355,704	$874,723	$186,480,981		$—
Other Countries**	428,179,541	70,292,544	357,886,997		—
Preferred Stocks:
Germany	12,668,167	—	12,668,167		—
Closed End Mutual Fund Securities:
United States	969,331	969,331	—		—
Warrant:
Switzerland	39,760	39,760	—		—
Short-Term Investments:
Money Market Fund	9,320,857	9,320,857	—		—
Time Deposits	31,218,822	—	31,218,822		—

Total Investments, at Value	$1,391,742,995	$82,498,725	$1,309,244,270		$—

Security Lending Transactions — Liabilities	$(9,320,857)	$—	$(9,320,857)		$—

Other Financial Instruments — Assets
Futures Contracts	$14,524	$14,524	—		—

Total Other Financial Instruments — Assets	$14,524	$14,524	$—		$—

Other Financial Instruments — Liabilities
Futures Contracts	$(7,777)	$(7,777)	—		—

Total Other Financial Instruments — Liabilities	$(7,777)	$(7,777)	$—		$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$178,110,333 *	$53,788,109	$124,322,224	*	$—
India	63,705,367	6,872,068	56,833,299		—
South Korea	69,497,560	—	69,497,560		—
Taiwan	59,544,867	64,368	59,480,499		—
Other Countries**	224,095,965	90,965,493	133,130,472		—
Preferred Stocks:
Brazil	2,086,964	2,085,978	986		—
Chile	188,632	188,632	—		—
Colombia	115,814	115,814	—		—
Russia	83,389	42,095	41,294		—
South Korea	6,600,867	—	6,600,867		—
Rights:
China	1,755	—	1,755		—
South Korea	12,586	—	12,586		—
Short-Term Investments:
Money Market Fund	1,367,398	1,367,398	—		—
Time Deposits	18,383,243	—	18,383,243		—

Total Investments, at Value	$623,794,740 *	$155,489,955	$468,304,785	*	$—

Security Lending Transactions — Liabilities	$(1,367,398)	$—	$(1,367,398)		$—

Notes to Schedules of Investments

(unaudited) (continued)

	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Assets
Futures Contracts	$43,343	$43,343	$—	$—

Total Other Financial Instruments — Assets	$43,343	$43,343	$—	$—

Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$311,942,680 *	$—	$311,942,680	$—	*
U.S. Government Agencies & Obligations	266,891,404	—	266,891,404	—
Mortgage-Backed Securities	256,980,211	—	256,980,211	—
Collateralized Mortgage Obligations	94,243,719	—	94,243,719	—
Sovereign Bonds	30,940,761	—	30,940,761	—
Senior Loans	17,092,488	—	17,092,488	—
Asset-Backed Securities	9,504,544	—	9,504,544	—
Municipal Bonds	5,336,284	—	5,336,284	—
Purchased Options	87,144	28,012	59,132	—
Short-Term Investments:
Sovereign Bonds	9,195,889	—	9,195,889	—
Time Deposits	63,078,380	—	63,078,380	—
U.S. Government Obligations	33,399,036	—	33,399,036	—

Total Investments, at Value	$1,098,692,540 *	$28,012	$1,098,664,528	$—	*

Other Financial Instruments — Assets
Futures Contracts	$878,073	$878,073	$—	$—
Forward Foreign Currency Contracts	394,125	—	394,125	—
OTC Interest Rate Swap	37,490	—	37,490	—
Centrally Cleared Interest Rate Swaps	3,285,232	—	3,285,232	—

Total Other Financial Instruments — Assets	$4,594,920	$878,073	$3,716,847	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(59,625)	$(59,625)	$—	$—
Futures Contracts	(1,522,153)	(1,522,153)	—	—
Forward Foreign Currency Contracts	(406,540)	—	(406,540)	—
Centrally Cleared Interest Rate Swaps	(246,781)	—	(246,781)	—

Total Other Financial Instruments — Liabilities	$(2,235,099)	$(1,581,778)	$(653,321)	$—

High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$260,341,526	$—	$260,341,526	$—
Senior Loans	19,909,182	—	19,909,182	—
Collateralized Mortgage Obligations	2,198,787	—	2,198,787	—
Preferred Stocks:
Consumer Cyclical	673,224	673,224	—	—
Financials	421,991	421,991	—	—
Convertible Preferred Stocks:
Consumer Non-Cyclical	177,053	177,053	—	—
Energy	766,775	—	766,775	—
Closed End Mutual Fund Security:
Financials	410,590	410,590	—	—

Notes to Schedules of Investments

(unaudited) (continued)

	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks:
Communications	$3,743	$3,743	$—	$—
Energy	297,338	286,947	—	10,391
Financials	446	—	—	446
Sovereign Bonds	52,838	—	52,838	—
Warrant:
Media	11,724	11,724	—	—
Short-Term Investments:
Time Deposits	12,322,861	—	12,322,861	—

Total Investments, at Value	$297,588,078	$1,985,272	$295,591,969	$10,837

International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
France	$7,798,808	$—	$7,798,808	$—
Japan	19,226,857	—	19,226,857	—
Spain	8,888,308	—	8,888,308	—
Other Countries**	27,545,356	—	27,545,356	—
Corporate Bonds & Notes:
United Kingdom	7,499,554	—	7,499,554	—
Other Countries**	26,080,809	—	26,080,809	—
Collateralized Mortgage Obligations	26,679,705	—	26,679,705	—
Mortgage-Backed Securities	26,478,600	—	26,478,600	—
U.S. Government Obligations	4,505,318	—	4,505,318	—
Asset-Backed Securities	512,382	—	512,382	—
Purchased Options	200,161	—	200,161	—
Short-Term Investments:
Sovereign Bonds	2,678,284	—	2,678,284	—
Time Deposits	2,769,556	—	2,769,556	—

Total Investments, at Value	$160,863,698	$—	$160,863,698	$—

Other Financial Instruments — Assets
Futures Contracts	$114,902	$114,902	$—	$—
Forward Foreign Currency Contracts	1,547,333	—	1,547,333	—
Centrally Cleared Interest Rate Swaps	1,186,478	—	1,186,478	—
Centrally Cleared Inflation Rate Swaps	89,279	—	89,279	—
OTC Credit Default Swaps	59,035	—	59,035	—
Centrally Cleared Credit Default Swaps	14,607	—	14,607	—
OTC Cross Currency Swap	175,614	—	175,614	—
OTC Total Return Swaps	308,552	—	308,552	—

Total Other Financial Instruments — Assets	$3,495,800	$114,902	$3,380,898	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(226,197)	$(70,203)	$(155,994)	$—
Reverse Repurchase Agreement	(3,004,760)	—	(3,004,760)	—
Forward Sale Commitments	(20,399,312)	—	(20,399,312)	—
Futures Contracts	(729,013)	(729,013)	—	—
Forward Foreign Currency Contracts	(979,301)	—	(979,301)	—
Centrally Cleared Interest Rate Swaps	(838,069)	—	(838,069)	—

Notes to Schedules of Investments

(unaudited) (continued)

	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Centrally Cleared Inflation Rate Swaps	$(117,967)	$—	$(117,967)	$—
OTC Credit Default Swaps	(2,170)	—	(2,170)	—
Centrally Cleared Credit Default Swaps	(93,643)	—	(93,643)	—

Total Other Financial Instruments — Liabilities	$(26,390,432)	$(799,216)	$(25,591,216)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$65,170,399	$—	$65,170,399	$—
Short-Term Investments:
Time Deposits	2,758,042	—	2,758,042	—

Total Investments, at Value	$67,928,441	$—	$67,928,441	$—

Other Financial Instruments — Assets
Futures Contract	$15,697	$15,697	$—	$—

Total Other Financial Instruments — Assets	$15,697	$15,697	$—	$—

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$155,421,978	$—	$155,421,978	$—
Collateralized Mortgage Obligations	16,463,208	—	16,463,208	—
Mortgage-Backed Securities	14,587,341	—	14,587,341	—
Sovereign Bonds	14,169,612	—	14,169,612	—
Corporate Bonds & Notes	8,659,021	—	8,659,021	—
Purchased Options	287,932	2,932	285,000	—
Short-Term Investments:
Repurchase Agreement	4,100,000	—	4,100,000	—
Time Deposits	1,022,565	—	1,022,565	—
U.S. Government Obligation	1,799,891	—	1,799,891	—

Total Investments, at Value	$216,511,548	$2,932	$216,508,616	$—

Other Financial Instruments — Assets
Futures Contracts	$566,757	$566,757	$—	$—
Forward Foreign Currency Contracts	257,861	—	257,861	—
Centrally Cleared Interest Rate Swaps	39,754	—	39,754	—
Centrally Cleared Inflation Rate Swaps	384,837	—	384,837	—
Centrally Cleared Credit Default Swap	1,597	—	1,597	—

Total Other Financial Instruments — Assets	$1,250,806	$566,757	$684,049	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(300,896)	$—	$(300,896)	$—
Reverse Repurchase Agreement	(56,645,733)	—	(56,645,733)	—
Futures Contracts	(138,404)	(138,404)	—	—
Forward Foreign Currency Contracts	(93,041)	—	(93,041)	—
Centrally Cleared Inflation Rate Swaps	(396,168)	—	(396,168)	—
Centrally Cleared Credit Default Swap	(106,114)	—	(106,114)	—

Total Other Financial Instruments — Liabilities	$(57,680,356)	$(138,404)	$(57,541,952)	$—

Notes to Schedules of Investments

(unaudited) (continued)

	Total Fair Value at February 28, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$164,600,224	$—	$164,600,224	$—
Collateralized Mortgage Obligations	118,001,987	—	115,557,256	2,444,731
U.S. Government Agencies & Obligations	51,341,456	—	51,341,456	—
Asset-Backed Securities	24,112,580	—	24,112,580	—
Sovereign Bonds	7,547,597	—	7,547,597	—
Mortgage-Backed Security	2,508,427	—	2,508,427	—
Short-Term Investments:
Corporate Bond	500,670	—	500,670	—
Time Deposits	7,323,004	—	7,323,004	—
U.S. Government Obligations	176,599,813	—	176,599,813	—

Total Investments, at Value	$552,535,758	$—	$550,091,027	$2,444,731

Other Financial Instruments — Assets
Futures Contracts	$549,076	$549,076	$—	$—
Forward Foreign Currency Contracts	800,404	—	800,404	—

Total Other Financial Instruments — Assets	$1,349,480	$549,076	$800,404	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(371,167)	$(371,167)	$—	$—
Forward Foreign Currency Contracts	(1,250,778)	—	(1,250,778)	—

Total Other Financial Instruments — Liabilities	$(1,621,945)	$(371,167)	$(1,250,778)	$—

Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities
United States	$63,683,669	$63,683,669	$—	$—

Total Investments, at Value	$63,683,669	$63,683,669	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2020 through February 28, 2021:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes
Small-Mid Cap Equity Fund
Balance as of August 31, 2020	$—	*	$—	$—	*	$—
Total realized gain (loss)	—		—	—		—
Change in unrealized appreciation (depreciation)	—		—	—		—
Purchases	—		—	—		—
(Sales)	—		—	—		—
Transfers in	—		—	—		—
(Transfers out)	—		—	—		—

Balance as of February 28, 2021	$—	*	$—	$—	*	$—

Notes to Schedules of Investments

(unaudited) (continued)

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$—	$—	$—	$—

Core Fixed Income Fund
Balance as of August 31, 2020	$— *	$—	$—	$—	*
Total realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—
Purchases	—	—	—	—
(Sales)	—	—	—	—
Transfers in	—	—	—	—
(Transfers out)	—	—		—

Balance as of February 28, 2021	$— *	$—	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$—	$—	$—	$—

High Yield Fund
Balance as of August 31, 2020	$19,472	$—	$19,472	$—
Total realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(8,635)	—	(8,635)	—
Purchases	—	—	—	—
(Sales)	—	—	—	—
Transfers in	—	—	—	—
(Transfers out)	—	—	—	—

Balance as of February 28, 2021	$10,837	$—	$10,837	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$(8,635)	$—	$(8,635)	$—

Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2020	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(9,269)	(9,269)	—	—
Purchases	2,454,000	2,454,000	—	—
(Sales)	—	—	—	—
Transfers in	—	—	—	—
(Transfers out)	—	—	—	—

Balance as of February 28, 2021	$2,444,731	$2,444,731	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2021	$(9,269)	$(9,269)	$—	$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Notes to Schedules of Investments

(unaudited) (continued)

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded

Notes to Schedules of Investments

(unaudited) (continued)

as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Schedules of Investments

(unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund

Notes to Schedules of Investments

(unaudited) (continued)

typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

Notes to Schedules of Investments

(unaudited) (continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2021:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$102,086	$102,086

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$2,498,057	$2,498,057

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(1,103,024)	$(1,103,024)

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$307,778	$307,778

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$1,521,179	$1,521,179

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(134,313)	$(134,313)

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$14,524	$14,524

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$7,777	$7,777

Notes to Schedules of Investments

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$186,272	$186,272

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$4,808	$4,808

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$43,343	$43,343

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$397,470	$397,470

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(91,086)	$(91,086)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$87,144	$—	$—	$—	$87,144
Unrealized appreciation on open futures contracts (b)	878,073	—	—	—	878,073
Unrealized appreciation on forward foreign currency contracts (c)	—	394,125	—	—	394,125
Unrealized appreciation on centrally cleared swaps (f)	3,285,232	—	—	—	3,285,232
Unrealized appreciation on OTC swaps (c)	37,490	—	—	—	37,490

	$4,287,939	$394,125	$—	$—	$4,682,064

Liability derivatives
Options contracts written outstanding (a)	$59,625	$—	$—	$—	$59,625
Unrealized depreciation on open futures contracts (b)	1,522,153	—	—	—	1,522,153
Unrealized depreciation on forward foreign currency contracts (a)	—	406,540	—	—	406,540
Unrealized depreciation on centrally cleared swaps (f)	246,781	—	—	—	246,781

	$1,828,559	$406,540	$—	$—	$2,235,099

Notes to Schedules of Investments

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(580,192)	$—	$—	$—	$(580,192)
Futures contracts	290,219	—	—	—	290,219
Options contracts written	571,990	—	—	—	571,990
Swap contracts	(1,689,842)	—	—	—	(1,689,842)
Forward foreign currency contracts	—	1,060,621	—	—	1,060,621

	$(1,407,825)	$1,060,621	$—	$—	$(347,204)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$91,542	$—	$—	$—	$91,542
Futures contracts	(1,401,784)	—	—	—	(1,401,784)
Options contracts written	(20,111)	—	—	—	(20,111)
Swap contracts	4,453,997	—	—	—	4,453,997
Forward foreign currency contracts	—	(113,639)	—	—	(113,639)

	$3,123,644	$(113,639)	$—	$—	$3,010,005

High Yield Fund

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$36,834	$—	$—	$—	$36,834

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(580)	$—	$—	$—	$(580)

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$200,161	$—	$—	$—	$200,161
Unrealized appreciation on open futures contracts (b)	114,902	—	—	—	114,902
Unrealized appreciation on forward foreign currency contracts (c)	—	1,547,333	—	—	1,547,333
Unrealized appreciation on centrally cleared swaps (f)	1,275,757	—	14,607	—	1,290,364
Unrealized appreciation on OTC swaps (c)	308,552	175,614	59,035	—	543,201

	$1,899,372	$1,722,947	$73,642	$—	$3,695,961

Liability derivatives
Options contracts written outstanding (a)	$195,359	$16,125	$14,713	$—	$226,197
Unrealized depreciation on open futures contracts (b)	729,013	—	—	—	729,013
Unrealized depreciation on forward foreign currency contracts (a)	—	979,301	—	—	979,301
Unrealized depreciation on centrally cleared swaps (f)	956,036	—	93,643	—	1,049,679
Unrealized depreciation on OTC swaps (a)	—	—	2,170	—	2,170

	$1,880,408	$995,426	$110,526	$—	$2,986,360

Notes to Schedules of Investments

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(11,901)	$3,922	$—	$—	$(7,979)
Futures contracts	1,128,205	—	—	—	1,128,205
Options contracts written	108,891	38,105	51,174	—	198,170
Swap contracts	122,450	—	(50,000)	(329,590)	(257,140)
Forward foreign currency contracts	—	(2,255,963)	—	—	(2,255,963)

	$1,347,645	$(2,213,936)	$1,174	$(329,590)	$(1,194,707)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$117,384	$2,959	$—	$—	$120,343
Futures contracts	(677,890)	—	—	—	(677,890)
Options contracts written	(101,796)	(1,607)	(5,968)	—	(109,371)
Swap contracts	1,116,807	59,134	(17,407)	—	1,158,534
Forward foreign currency contracts	—	1,454,976	—	—	1,454,976

	$454,505	$1,515,462	$(23,375)	$—	$1,946,592

Municipal Bond Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$15,697	$—	$—	$—	$15,697

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$57,092	$—	$—	$—	$57,092

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$15,697	$—	$—	$—	$15,697

Notes to Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$287,932	$—	$—	$—	$287,932
Unrealized appreciation on open futures contracts (b)	566,757	—	—	—	566,757
Unrealized appreciation on forward foreign currency contracts (c)	—	257,861	—	—	257,861
Unrealized appreciation on centrally cleared swaps (f)	424,591	—	1,597	—	426,188

	$1,279,280	$257,861	$1,597	$—	$1,538,738

Liability derivatives
Options contracts written outstanding (a)	$297,837	$—	$3,059	$—	$300,896
Unrealized depreciation on open futures contracts (b)	138,404	—	—	—	138,404
Unrealized depreciation on forward foreign currency contracts (a)	—	93,041	—	—	93,041
Unrealized depreciation on centrally cleared swaps (f)	396,168	—	106,114	—	502,282

	$832,409	$93,041	$109,173	$—	$1,034,623

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(8,423)	$(29,226)	$—	$—	$(37,649)
Futures contracts	597,045	—	—	—	597,045
Options contracts written	21,581	—	28,466	—	50,047
Swap contracts	(210,296)	—	(127,705)	—	(338,001)
Forward foreign currency contracts	—	(880,405)	—	—	(880,405)

	$399,907	$(909,631)	$(99,239)	$—	$(608,963)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$124,686	$—	$—	$—	$124,686
Futures contracts	401,612	—	—	—	401,612
Options contracts written	(137,889)	—	(2,163)	—	(140,052)
Swap contracts	250,548	—	47,320	—	297,868
Forward foreign currency contracts	—	609,319	—	—	609,319

	$638,957	$609,319	$45,157	$—	$1,293,433

Ultra-Short Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$549,076	$—	$—	$—	$549,076
Unrealized appreciation on forward foreign currency contracts (c)	—	800,404	—	—	800,404

	$549,076	$800,404	$—	$—	$1,349,480

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$371,167	$—	$—	$—	$371,167
Unrealized depreciation on forward foreign currency contracts (a)	—	1,250,778	—	—	1,250,778

	$371,167	$1,250,778	$—	$—	$1,621,945

Notes to Schedules of Investments

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 28, 2021:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$203,779	$—	$—	$—	$203,779
Swap contracts	543,260	—	(1,850,916)	—	(1,307,656)
Forward foreign currency contracts	—	(2,086,455)	—	—	(2,086,455)

	$747,039	$(2,086,455)	$(1,850,916)	$—	$(3,190,332)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(9,746)	$—	$—	$—	$(9,746)
Swap contracts	(104,542)	—	1,205,662	—	1,101,120
Forward foreign currency contracts	—	439,669	—	—	439,669

	$(114,288)	$439,669	$1,205,662	$—	$1,531,043

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the period ended February 28, 2021 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$11,280,648

Small-Mid Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$4,763,042

International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,706,029

Notes to Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,619,940

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$49,660	$—	$—	$—
Futures contracts	338,641,978	—	—	—
Option contracts written	59,152	—	—	—
Swap contracts	45,711,429	—	—	—
Forward foreign currency contracts	—	47,126,788	—	—

High Yield Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$992,963

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$81,559	$4,144	$—	$—
Futures contracts	57,280,774	—	—	—
Option contracts written	57,279	10,235	17,152	—
Swap contracts	175,606,494	1,558,650	19,277,178	—
Forward foreign currency contracts	—	182,680,284	—	—

Municipal Bond Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$431,537	$—	$—	$—

Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$104,973	$1,454	$—	$—
Futures contracts	94,125,926	—	—	—
Option contracts written	101,595	955	16,158	—
Swap contracts	60,609,967	214,815	4,397,441	—
Forward foreign currency contracts	—	61,891,342	—	—

Notes to Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$206,885,825	$—	$—	$—
Swap contracts	13,960,842	—	14,629,143	—
Forward foreign currency contracts	—	127,683,650	—	—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

Notes to Schedules of Investments

(unaudited) (continued)

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2021:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$17,541,909	$—	$(17,541,909)	$0
Small-Mid Cap Equity Fund	42,067,614	—	(42,067,614)	0
International Equity Fund	15,764,356	—	(15,764,356)	0
Emerging Markets Equity Fund	1,292,899	—	(1,292,899)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $16,139,427, $42,980,372, $9,320,857 and $1,367,398, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $1,857,413, $76,258, $7,264,738 and $0, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2021:

	Remaining Contractual Maturity of the Agreements As of February 28, 2021
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$16,139,427	$—	$—	$—	$16,139,427

Total Borrowings	$16,139,427	$—	$—	$—	$16,139,427

Gross amount of recognized liabilities for securities lending transactions					$16,139,427

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$42,980,372	$—	$—	$—	$42,980,372

Total Borrowings	$42,980,372	$—	$—	$—	$42,980,372

Gross amount of recognized liabilities for securities lending transactions					$42,980,372

International Equity Fund
Securities Lending Transactions
Common Stocks	$9,320,857	$—	$—	$—	$9,320,857

Total Borrowings	$9,320,857	$—	$—	$—	$9,320,857

Gross amount of recognized liabilities for securities lending transactions					$9,320,857

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$1,367,398	$—	$—	$—	$1,367,398

Total Borrowings	$1,367,398	$—	$—	$—	$1,367,398

Gross amount of recognized liabilities for securities lending transactions					$1,367,398

Notes to Schedules of Investments

(unaudited) (continued)

	Remaining Contractual Maturity of the Agreements As of February 28, 2021
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total

International Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$—	$3,004,760	$—	$3,004,760

Total Borrowings	$—	$—	$3,004,760	$—	$3,004,760

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$3,004,760

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$56,645,733	$—	$—	$56,645,733

Total Borrowings	$—	$56,645,733	$—	$—	$56,645,733

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$56,645,733

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have

Notes to Schedules of Investments

(unaudited) (continued)

different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Replacement Risk. Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund, and may be used in other ways that affect the Fund’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain Fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or net asset value.

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market Risk. Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of Funds’ investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of Funds’ investments is impacted because of these factors for an extended period, the Funds’ investment results may be adversely affected.

Notes to Schedules of Investments

(unaudited) (continued)

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately

Notes to Schedules of Investments

(unaudited) (continued)

negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period. As of February 28, 2021 the Fund had no unfunded loan commitments.

(y) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

Notes to Schedules of Investments

(unaudited) (continued)

During the period ended February 28, 2021, the International Fixed Income Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at February 28, 2021, an average amount of borrowings, incurred interest expense and a weighted average interest rate related to sale-buyback transactions outstanding during the period ended February 28, 2021, were as following:

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Payable for investments purchased	$—	$—	$—
Average amount borrowed	21,808	6,359,170	1,128,016
Interest expense	10	5,589	879
Weighted average interest rate	0.09%	0.18%	0.16%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended February 28, 2021, the Inflation-Linked Fixed Income Fund participated in buy-saleback transactions. The receivable for investments sold related to buy-saleback transactions at February 28, 2021, an average amount loaned, received interest income and a weighted average interest rate related to buy-saleback transactions outstanding during the period ended February 28, 2021, were as following:

Inflation-Linked Fixed Income Fund
Receivable for investments sold	$—
Average amount loaned	18,379
Interest income	51
Weighted average interest rate	0.06%

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

(z) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged,

Notes to Schedules of Investments

(unaudited) (continued)

assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2021 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2021 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2021.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2021:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabiliites Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$394,125		$406,540
Option contracts	59,132	(b)	—
Swap contracts	37,490		—

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$490,747		$406,540

International Fixed Income Fund:
Forward foreign currency contracts	$1,547,333		$979,301
Option contracts	200,161	(b)	155,994
Swap contracts	543,201		2,170

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$2,290,695		$1,137,465

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$257,861		$93,041
Option contracts	285,000	(b)	300,896

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$542,861		$393,937

Ultra-Short Term Fixed Income Fund:
Forward foreign currency contracts	$800,404		$1,250,778

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$800,404		$1,250,778

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

Notes to Schedules of Investments

(unaudited) (continued)

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2021:

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$59,132	$—	$—	$59,132
Citigroup Global Markets Inc.	197,399	(197,399)	—	0
Goldman Sachs & Co.	234,216	—	—	234,216

Total Over-the-counter derivative instruments	$490,747	$(197,399)	$—	$293,348

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$406,540	$(197,399)	$—	$209,141

Total Over-the-counter derivative instruments	$406,540	$(197,399)	$—	$209,141

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$335,367	$(282,606)	$—	$52,761
Barclays Bank PLC	96,305	(16,445)	—	79,860
BNP Paribas SA	57,519	(45,238)	—	12,281
Deutsche Bank AG	24,145	(3,327)	(20,000)	818
Goldman Sachs & Co.	467,942	(112,748)	(340,000)	15,194
HSBC Bank USA	328,660	(100,004)	(100,000)	128,656
JPMorgan Chase & Co.	239,099	(36,886)	(240,000)	(37,787)
Societe Generale SA	158,001	(158,001)	—	0
Standard Chartered Bank	473,339	(31,235)	—	442,104
UBS Securities LLC	110,318	(110,318)	—	0

Total Over-the-counter derivative instruments	$2,290,695	$(896,808)	$(700,000)	$693,887

Notes to Schedules of Investments

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$282,606	$(282,606)	$—	$0
Barclays Bank PLC	16,445	(16,445)	—	0
BNP Paribas SA	45,238	(45,238)	—	0
Deutsche Bank AG	3,327	(3,327)	—	0
Goldman Sachs & Co.	112,748	(112,748)	—	0
HSBC Bank USA	100,004	(100,004)	—	0
JPMorgan Chase & Co.	36,886	(36,886)	—	0
Royal Bank of Scotland PLC	35,101	—	—	35,101
Standard Chartered Bank	159,276	(158,001)	—	1,275
Societe Generale SA	31,235	(31,235)	—	0
UBS Securities LLC	314,599	(110,318)	—	204,281

Total Over-the-counter derivative instruments	$1,137,465	$(896,808)	$—	$240,657

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$66,323	$(66,323)	$—	$0
BNP Paribas SA	258,340	(248,541)	—	9,799
HSBC Bank USA	57,837	(518)	—	57,319
Merrill Lynch, Pierce, Fenner & Smith Inc.	51,286	(23,773)	—	27,513
Standard Chartered Bank	109,075	—	—	109,075

Total Over-the-counter derivative instruments	$542,861	$(339,155)	$—	$203,706

Notes to Schedules of Investments

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$86,998	$(66,323)	$—	$20,675
BNP Paribas SA	248,541	(248,541)	—	0
Deutsche Bank AG	471	—	—	471
HSBC Bank USA	518	(518)	—	0
JPMorgan Chase & Co.	33,636	—	—	33,636
Merrill Lynch, Pierce, Fenner & Smith Inc.	23,773	(23,773)	—	0

Total Over-the-counter derivative instruments	$393,937	$(339,155)	$—	$54,782

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Ultra-Short Term Fixed Income Fund
Over-the-counter
BNP Paribas SA	$108,788	$(108,788)	$—	$0
HSBC Bank USA	13,958	(13,958)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	610,644	(573,537)	—	37,107
Standard Chartered Bank	67,014	—	—	67,014

Total Over-the-counter derivative instruments	$800,404	$(696,283)	$—	$104,121

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Ultra-Short Term Fixed Income Fund
Over-the-counter
BNP Paribas SA	$590,093	$(108,788)	$—	$481,305
HSBC Bank USA	87,148	(13,958)	—	73,190
Merrill Lynch, Pierce, Fenner & Smith Inc.	573,537	(573,537)	—	0

Total Over-the-counter derivative instruments	$1,250,778	$(696,283)	$—	$554,495

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Notes to Schedules of Investments

(unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

Effective January 1, 2021, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. Because the Alternative Strategies Fund does no currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’ total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2022. The agreement may be amended or terminated only with the consent of the Board of Trustees.

In addition, for Alternative Strategies Fund, effective January 1, 2021, CGAS and its affiliates agrees to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by the Adviser and to keep the Fund’s total operating costs from exceeding 0.70% (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). The contractual waiver arrangement shall remain in effect until January 1, 2022 and may be amended or terminated only with consent of the Board of Trustees.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2021 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.19%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.26%	0.20%	0.80%
International Equity Fund	0.34%	0.20%	0.70%
Emerging Markets Equity Fund	0.39%	0.20%	0.90%
Core Fixed Income Fund	0.18%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.25%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

Notes to Schedules of Investments

(unaudited) (continued)

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2021, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Large Cap Equity Fund	$1,971,429
Small-Mid Cap Equity Fund	1,136,410
International Equity Fund	1,028,213
Emerging Markets Equity Fund	917,863
Core Fixed Income Fund	87,580
High Yield Fund	286,494
International Fixed Income Fund	35,221
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	37,978
Ultra-Short Term Fixed Income Fund	108,430
Alternative Strategies Fund	256,632

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the period ended February 28, 2021, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Large Cap Equity Fund	$1,065
Small-Mid Cap Equity Fund	5,005
International Equity Fund	326
Emerging Markets Equity Fund	11,672
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Fund’s Chief Compliance Officer.

For the period ended February 28, 2021, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of February 28, 2021
Morgan Stanley	$1,721,653	$150,440	$(92,185)	$50,662	$1,099,253	$26,842	$2,929,823

Notes to Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized Depreciation	Dividend/ Interest Income	Ending Value as of February 28, 2021
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46	$541,338	$—	$—	$—	$(313)	$10,098	$541,025
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48	1,081,594	—	(408,288)	(255)	(4,294)	10,765	668,757

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of February 28, 2021
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.018% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$578,232	$—	$(32,135)	$152	$7,974	$131	$3,046	$554,354

3. Investments

During the period ended February 28, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$118,143,643	$240,293,562	$—	$—
Small-Mid Cap Equity Fund	88,872,050	143,330,133	—	—
International Equity Fund	225,782,828	302,165,396	—	—
Emerging Markets Equity Fund	82,077,318	128,411,646	—	—
Core Fixed Income Fund	99,827,752	150,336,503	978,073,210	863,493,460
High Yield Fund	100,052,360	97,430,667	—	—
International Fixed Income Fund	18,636,176	24,076,087	472,502,887	512,261,426
Municipal Bond Fund	4,495,360	1,892,653	—	—
Inflation-Linked Fixed Income Fund	2,464,815	6,054,385	134,943,501	157,367,120
Ultra-Short Term Fixed Income Fund	87,693,552	138,621,737	53,989,537	25,368,465
Alternative Strategies Fund	23,403,552	—	—	—

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation at February 28, 2021 have been disclosed under respective schedules of investments.

Notes to Schedules of Investments

(unaudited) (continued)

4. Shares of Beneficial Interest

At February 28, 2021, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2021, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 28, 2021	Year Ended August 31, 2020
Large Cap Equity Fund
Shares sold	5,958,881	18,556,044
Shares issued on reinvestment	2,732,361	3,980,173
Shares repurchased	(10,830,726)	(18,156,575)

Net Increase (Decrease)	(2,139,484)	4,379,642

Small-Mid Cap Equity Fund
Shares sold	2,290,720	16,067,985
Shares issued on reinvestment	1,453,513	2,752,335
Shares repurchased	(5,261,521)	(7,107,525)

Net Increase (Decrease)	(1,517,288)	11,712,795

International Equity Fund
Shares sold	7,272,609	26,722,202
Shares issued on reinvestment	1,776,742	2,929,092
Shares repurchased	(13,203,899)	(40,562,287)

Net Decrease	(4,154,548)	(10,910,993)

Emerging Markets Equity Fund
Shares sold	2,335,231	8,178,789
Shares issued on reinvestment	727,360	669,852
Shares repurchased	(4,994,351)	(6,661,043)

Net Increase (Decrease)	(1,931,760)	2,187,598

Core Fixed Income Fund
Shares sold	16,150,770	22,527,192
Shares issued on reinvestment	4,857,502	3,723,753
Shares repurchased	(14,034,565)	(57,469,122)

Net Increase (Decrease)	6,973,707	(31,218,177)

High Yield Fund
Shares sold	8,235,861	70,159,389
Shares issued on reinvestment	1,953,802	1,830,895
Shares repurchased	(9,660,637)	(6,699,380)

Net Increase	529,026	65,290,904

International Fixed Income Fund
Shares sold	1,896,687	3,184,186
Shares issued on reinvestment	121,411	828,520
Shares repurchased	(1,904,120)	(4,781,519)

Net Increase (Decrease)	113,978	(768,813)

Notes to Schedules of Investments

(unaudited) (continued)

	Period Ended February 28, 2021	Year Ended August 31, 2020

Municipal Bond Fund
Shares sold	876,638	1,507,022
Shares issued on reinvestment	104,637	232,018
Shares repurchased	(990,300)	(3,392,268)

Net Decrease	(9,025)	(1,653,228)

Inflation-Linked Fixed Income Fund
Shares sold	1,244,566	2,864,882
Shares issued on reinvestment	298,110	251,506
Shares repurchased	(1,671,895)	(10,376,618)

Net Decrease	(129,219)	(7,260,230)

Ultra-Short Term Fixed Income Fund
Shares sold	6,761,182	9,415,367
Shares issued on reinvestment	667,516	773,647
Shares repurchased	(4,715,785)	(20,550,346)

Net Increase (Decrease)	2,712,913	(10,361,332)

Alternative Strategies Fund
Shares sold	2,743,147	2,493,185
Shares issued on reinvestment	46,431	99,928
Shares repurchased	(461,971)	(1,333,279)

Net Increase	2,327,607	1,259,834

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2020, the Funds had the following net capital loss carryforwards remaining:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Market Equity Fund	Core Fixed Income Fund	High Yield Fund
Short-Term	$—	$—	$15,848,979	$39,235,125	$—	$2,185,369
Long-Term	—	—	64,281,614	13,464,658	—	22,682,769

	$—	$—	$80,130,593	$52,699,783	$—	$24,868,138

		International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short-Term		$—	$—	$—	$8,948,674	$542,432
Long-Term		—	—	349,764	500,922	208,732

		$—	$—	$349,764	$9,449,596	$751,164

Notes to Schedules of Investments

(unaudited) (continued)

6. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 28, 2021, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund
3/1/21 – 3/31/21	$0.014432	$0.016750	$0.015122

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Advisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them by the Manager pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

****

High Yield Fund

At a meeting of the Board held on February 19, 2021 (“February Meeting”), the Board, including a majority of the Independent Trustees, approved a new Subadvisory Agreement between the Manager, with respect to High Yield Fund, and PineBridge Investments LLC (“PineBridge”), pursuant to which PineBridge provides day-to-day management of 50% of the Fund’s portfolio.1 The Independent Trustees requested and received information from the Manager and PineBridge they deemed reasonably necessary for their review of the Subadvisory Agreement and the services to be provided by PineBridge as a Sub-adviser to the Fund. Included were due diligence materials prepared by the Manager and other information about PineBridge, which were provided in advance of and at the February Meeting. Representatives from PineBridge made a presentation and responded to questions from the Board at the February Meeting. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel (“Independent Counsel”) and met with Independent Counsel in executive sessions separate from representatives of the Manager and PineBridge.

At the February Meeting, the Manager recommended PineBridge as a Sub-adviser to the Fund based on, among other factors, the Manager’s evaluation of PineBridge’s performance during various time periods and market cycles, PineBridge’s reputation, experience, investment philosophy and policies, and the Manager’s analysis that PineBridge’s investment strategy is complementary to the investment strategy of the Fund’s other sub-adviser. In determining whether to approve the Subadvisory Agreement, the Board considered the due diligence materials prepared by the Manager and other information, which included a copy of the Subadvisory Agreement which set forth the sub-investment advisory fee to be paid to PineBridge by the Manager, and information regarding: (i) the process by which the Manager selected and recommended PineBridge for Board approval; (ii) the nature, extent and quality of the services expected to be provided by PineBridge to the Fund; and (iii) PineBridge’s (A) investment management business, personnel, and operations, (B) trading policies and practices, (C) compliance program, (D) historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index, and (E) financial condition. The Independent Trustees also considered whether there were any ancillary benefits that may accrue to PineBridge as a result of its relationship with the Fund.

In voting to approve the Subadvisory Agreement between the Manager, with respect to High Yield Fund, and PineBridge, the Independent Trustees considered whether the approval of the Subadvisory Agreement would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

[1]

The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Nature, Extent and Quality of the Services to be Provided Under the Subadvisory Agreement

The Board received information regarding the nature, extent and quality of services to be provided to the Fund by PineBridge under the Subadvisory Agreement. In examining the nature, extent and quality of the services to be provided by PineBridge to the Fund, the Board considered (i) the organization, history and reputation of PineBridge and the qualifications and background of its investment personnel; (ii) PineBridge’s expertise in providing portfolio management services to other similar investment portfolios and the performance history of those portfolios; (iii) the proposed investment strategy for the portion of the Fund’s assets to be allocated to PineBridge; (iv) PineBridge’s long- and short-term performance relative to an unmanaged index, and (v) PineBridge’s compliance program. The Independent Trustees specifically took into account PineBridge’s investment process and research resources and capabilities, evaluating how PineBridge would complement the Fund’s other Sub-adviser. The Independent Trustees also discussed the acceptability of the terms of the Subadvisory Agreement, noting the substantial similarity to the terms of the Subadvisory Agreements with the Trust’s other Sub-advisers. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the Fund by PineBridge. The Independent Trustees noted the Manager’s supervisory activities over PineBridge, including monitoring PineBridge’s compliance with the investment objective, policies, and restrictions of the Fund. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the services expected to be provided by PineBridge under the Subadvisory Agreement were adequate and appropriate.

Fund Performance

Because PineBridge was a newly appointed Sub-adviser for the Fund, the Independent Trustees could not consider its investment performance in managing the Fund’s portfolio as a factor in evaluating the Subadvisory Agreement during the February Meeting. The Board, however, received information from Management regarding PineBridge’s historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index and Morningstar categories. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by PineBridge in the management of the Fund’s assets. The Independent Trustees noted PineBridge’s reputation and experience, as well as the portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating and overseeing investment managers. The Board determined that these factors also supported a decision to approve the Subadvisory Agreement with PineBridge.

Fees and Expense Ratio

The Board reviewed and considered the proposed sub-advisory fee payable under the Subadvisory Agreement, noting that the fee would be paid by the Manager and, thus would not impact the fees paid by the Fund. The Board also considered and discussed information about PineBridge’s fees for other sub-advised funds and accounts managed by PineBridge with investment mandates similar to the Fund’s investment mandate. The Independent Trustees concluded that the proposed sub-advisory fee payable to PineBridge by the Manager with respect to the assets to be allocated to PineBridge was reasonable in light of the nature, extent and quality of the services expected to be provided by PineBridge to the Fund.

Profitability

The Board recognized that, because PineBridge’s fee would be paid by the Manager, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager and, therefore, the Board received and considered a profitability analysis of the Manager with respect to the proposed engagement of PineBridge as a sub-adviser of the Fund. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided by the Manager and those expected to be provided by PineBridge to the Fund.

Economies of Scale

The Independent Trustees recognized that because the proposed fees payable to PineBridge would be paid by the Manager, and not the Fund, and, thus, would not impact the fees paid by the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of economies of scale were not relevant to the Independent Trustees’ determination to approve the PineBridge Subadvisory Agreement during the February Meeting.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Other Benefits to the Sub-Adviser

The Board considered other benefits expected to be received by PineBridge and its affiliates as a result of the relationship with the Fund. The Board concluded that the benefits that PineBridge may receive by virtue of its relationship with the Fund appeared to be reasonable.

Based on their discussions and considerations, including those described above, the Board approved the Subadvisory Agreement between PineBridge and the Manager with respect to the Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Subadvisory Agreement. The Subadvisory Agreement between the Manager and PineBridge, with respect to the High Yield Fund, became effective as of February 24, 2021.

****

Emerging Markets Equity Fund

At a meeting of the Board held on December 16, 2020 (“December Meeting”), the Board, including a majority of the Independent Trustees, approved a new Subadvisory Agreement between the Manager, with respect to Emerging Markets Equity Fund, and Martin Currie Inc. (“Martin Currie”), pursuant to which Martin Currie provides day-to-day management of 30% of the Fund’s portfolio.2 The Independent Trustees requested and received information from the Manager and Martin Currie they deemed reasonably necessary for their review of the Subadvisory Agreement and the services to be provided by Martin Currie as a Sub-adviser to the Fund. Included were due diligence materials prepared by the Manager and other information about Martin Currie, which were provided in advance of and at the December Meeting. Representatives from Martin Currie made a presentation and responded to questions from the Board at the December Meeting. The Independent Trustees were assisted in their review by Fund counsel and Independent Counsel and met with Independent Counsel in executive sessions separate from representatives of the Manager and Martin Currie.

At the December Meeting, the Manager recommended Martin Currie as a Sub-adviser to the Fund based on, among other factors, the Manager’s evaluation of Martin Currie’s performance during various time periods and market cycles, Martin Currie’s reputation, experience, investment philosophy and policies, and the Manager’s analysis that Martin Currie’s investment strategy is complementary to the investment strategy of the Fund’s other sub-advisers. In determining whether to approve the Subadvisory Agreement, the Board considered the due diligence materials prepared by the Manager and other information, which included a copy of the Subadvisory Agreement which set forth the sub-investment advisory fee to be paid to Martin Currie by the Manager, and information regarding: (i) the process by which the Manager selected and recommended Martin Currie for Board approval; (ii) the nature, extent and quality of the services expected to be provided by Martin Currie to the Fund; and (iii) Martin Currie’s (A) investment management business, personnel, and operations, (B) trading policies and practices, (C) compliance program, (D) historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index, and (E) financial condition. The Independent Trustees also considered whether there were any ancillary benefits that may accrue to Martin Currie as a result of its relationship with the Fund.

In voting to approve the Subadvisory Agreement between the Manager, with respect to Emerging Markets Equity Fund, and Martin Currie, the Independent Trustees considered whether the approval of the Subadvisory Agreement would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be Provided Under the Sub-advisory Agreement

The Board received information regarding the nature, extent and quality of services to be provided to the Fund by Martin Currie under the Subadvisory Agreement. In examining the nature, extent and quality of the services to be provided by Martin Currie to the Fund, the Board considered (i) the organization, history and reputation of Martin Currie and the qualifications and background

[2]

The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

of its investment personnel; (ii) Martin Currie’s expertise in providing portfolio management services to other similar investment portfolios and the performance history of those portfolios; (iii) the proposed investment strategy for the portion of the Fund’s assets to be allocated to Martin Currie; (iv) Martin Currie’s long- and short-term performance relative to an unmanaged index, and (v) Martin Currie’s compliance program. The Independent Trustees specifically took into account Martin Currie’s investment process and research resources and capabilities, evaluating how Martin Currie would complement the Fund’s other Sub-adviser. The Independent Trustees also discussed the acceptability of the terms of the Subadvisory Agreement, noting the substantial similarity to the terms of the Subadvisory Agreements with the Trust’s other Sub-advisers. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the Fund by Martin Currie. The Independent Trustees noted the Manager’s supervisory activities over Martin Currie, including monitoring Martin Currie’s compliance with the investment objective, policies, and restrictions of the Fund. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the services expected to be provided by Martin Currie under the Subadvisory Agreement were adequate and appropriate.

Fund Performance

Because Martin Currie was a newly appointed Sub-adviser for the Fund, the Independent Trustees could not consider its investment performance in managing the Fund’s portfolio as a factor in evaluating the Subadvisory Agreement during the December Meeting. The Board, however, received information from Management regarding Martin Currie’s historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index and Morningstar categories. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by Martin Currie in the management of the Fund’s assets. The Independent Trustees noted Martin Currie’s reputation and experience, as well as the portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating and overseeing investment managers. The Board determined that these factors also supported a decision to approve the Subadvisory Agreement with Martin Currie.

Fees and Expense Ratio

The Board reviewed and considered the proposed sub-advisory fee payable under the Subadvisory Agreement, noting that the fee would be paid by the Manager and, thus would not impact the fees paid by the Fund. The Board also considered and discussed information about Martin Currie’s fees for other sub-advised funds and accounts managed by Martin Currie with investment mandates similar to the Fund’s investment mandate. The Independent Trustees concluded that the proposed sub-advisory fee payable to Martin Currie by the Manager with respect to the assets to be allocated to Martin Currie was reasonable in light of the nature, extent and quality of the services expected to be provided by Martin Currie to the Fund.

Profitability

The Board recognized that, because Martin Currie’s fee would be paid by the Manager, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager and, therefore, the Board received and considered a profitability analysis of the Manager with respect to the proposed engagement of Martin Currie as a sub-adviser of the Fund. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided by the Manager and those expected to be provided by Martin Currie to the Fund.

Economies of Scale

The Independent Trustees recognized that because the proposed fees payable to Martin Currie would be paid by the Manager, and not the Fund, and, thus, would not impact the fees paid by the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of economies of scale were not relevant to the Independent Trustees’ determination to approve the Martin Currie Subadvisory Agreement during the December Meeting.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Other Benefits to the Sub-Adviser

The Board considered other benefits expected to be received by Martin Currie and its affiliates as a result of the relationship with the Fund. The Board concluded that the benefits that Martin Currie may receive by virtue of its relationship with the Fund appeared to be reasonable.

Based on their discussions and considerations, including those described above, the Board approved the Subadvisory Agreement between Martin Currie and the Manager with respect to the Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Subadvisory Agreement. The Subadvisory Agreement between the Manager and Martin Currie, with respect to the Emerging Markets Equity Fund, became effective as of March 19, 2021.

****

International Equity Fund

At the December Meeting, the Board, including a majority of the Independent Trustees, approved a new Subadvisory Agreement between the Manager, with respect to International Equity Fund, and Walter Scott & Partners Limited (“Walter Scott”), pursuant to which Walter Scott provides day-to-day management of 19% of the Fund’s portfolio.3 The Independent Trustees requested and received information from the Manager and Walter Scott they deemed reasonably necessary for their review of the Subadvisory Agreement and the services to be provided by Walter Scott as a Sub-adviser to the Fund. Included were due diligence materials prepared by the Manager and other information about Walter Scott, which were provided in advance of and at the December Meeting. Representatives from Walter Scott made a presentation and responded to questions from the Board at the December Meeting. The Independent Trustees were assisted in their review by Fund counsel and Independent Counsel and met with Independent Counsel in executive sessions separate from representatives of the Manager and Walter Scott.

At the December Meeting, the Manager recommended Walter Scott as a Sub-adviser to the Fund based on, among other factors, the Manager’s evaluation of Walter Scott’s performance during various time periods and market cycles, Walter Scott’s reputation, experience, investment philosophy and policies, and the Manager’s analysis that Walter Scott’s investment strategy is complementary to the investment strategy of the Fund’s other sub-advisers. In determining whether to approve the Subadvisory Agreement, the Board considered the due diligence materials prepared by the Manager and other information, which included a copy of the Subadvisory Agreement which set forth the sub-investment advisory fee to be paid to Walter Scott by the Manager, and information regarding: (i) the process by which the Manager selected and recommended Walter Scott for Board approval; (ii) the nature, extent and quality of the services expected to be provided by Walter Scott to the Fund; and (iii) Walter Scott’s (A) investment management business, personnel, and operations, (B) trading policies and practices, (C) compliance program, (D) historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index, and (E) financial condition. The Independent Trustees also considered whether there were any ancillary benefits that may accrue to Walter Scott as a result of its relationship with the Fund.

In voting to approve the Subadvisory Agreement between the Manager, with respect to Equity Fund, and Walter Scott, the Independent Trustees considered whether the approval of the Subadvisory Agreement would be in the best interests of the International Equity Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be Provided Under the Sub-advisory Agreement

The Board received information regarding the nature, extent and quality of services to be provided to the Fund by Walter Scott under the Subadvisory Agreement. In examining the nature, extent and quality of the services to be provided by Walter Scott to the Fund, the Board considered (i) the organization, history and reputation of Walter Scott and the qualifications and background of its investment personnel; (ii) Walter Scott’s expertise in providing portfolio management services to other similar investment

[3]

The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

portfolios and the performance history of those portfolios; (iii) the proposed investment strategy for the portion of the Fund’s assets to be allocated to Walter Scott; (iv) Walter Scott’s long- and short-term performance relative to an unmanaged index, and (v) Walter Scott’s compliance program. The Independent Trustees specifically took into account Walter Scott’s investment process and research resources and capabilities, evaluating how Walter Scott would complement the Fund’s other Sub-adviser. The Independent Trustees also discussed the acceptability of the terms of the Subadvisory Agreement, noting the substantial similarity to the terms of the Subadvisory Agreements with the Trust’s other Sub-advisers. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the Fund by Walter Scott. The Independent Trustees noted the Manager’s supervisory activities over Walter Scott, including monitoring Walter Scott’s compliance with the investment objective, policies, and restrictions of the Fund. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the services expected to be provided by Walter Scott under the Subadvisory Agreement were adequate and appropriate.

Fund Performance

Because Walter Scott was a newly appointed Sub-adviser for the Fund, the Independent Trustees could not consider its investment performance in managing the Fund’s portfolio as a factor in evaluating the Subadvisory Agreement during the December Meeting. The Board, however, received information from Management regarding Walter Scott’s historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index and Morningstar categories. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by Walter Scott in the management of the Fund’s assets. The Independent Trustees noted Walter Scott’s reputation and experience, as well as the portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating and overseeing investment managers. The Board determined that these factors also supported a decision to approve the Sub-advisory Agreement with Walter Scott.

Fees and Expense Ratio

The Board reviewed and considered the proposed sub-advisory fee payable under the Sub-advisory Agreement, noting that the fee would be paid by the Manager and, thus would not impact the fees paid by the Fund. The Board also considered and discussed information about Walter Scott’s fees for other sub-advised funds and accounts managed by Walter Scott with investment mandates similar to the Fund’s investment mandate. The Independent Trustees concluded that the proposed sub-advisory fee payable to Walter Scott by the Manager with respect to the assets to be allocated to Walter Scott was reasonable in light of the nature, extent and quality of the services expected to be provided by Walter Scott to the Fund.

Profitability

The Board recognized that, because Walter Scott’s fee would be paid by the Manager, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager and, therefore, the Board received and considered a profitability analysis of the Manager with respect to the proposed engagement of Walter Scott as a sub-adviser of the Fund. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided by the Manager and those expected to be provided by Walter Scott to the Fund.

Economies of Scale

The Independent Trustees recognized that because the proposed fees payable to Walter Scott would be paid by the Manager, and not the Fund, and, thus, would not impact the fees paid by the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of economies of scale were not relevant to the Independent Trustees’ determination to approve the Walter Scott Subadvisory Agreement during the December Meeting.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Other Benefits to the Sub-Adviser

The Board considered other benefits expected to be received by Walter Scott and its affiliates as a result of the relationship with the Fund. The Board concluded that the benefits that Walter Scott may receive by virtue of its relationship with the Fund appeared to be reasonable.

Based on their discussions and considerations, including those described above, the Board approved the Subadvisory Agreement between Walter Scott and the Manager with respect to the Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Subadvisory Agreement. The Subadvisory Agreement between the Manager and Walter Scott, with respect to the International Equity Fund, became effective as of March 19, 2021.

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley Wealth Management, serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

Mark J. Reed 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Trustee	Since 2007	Principal and Portfolio Manager, North American Management Corp. (Investment Advisory) (2013-present); and formerly, Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (Registered Investment Advisor) (1988-2013)	11	None

Adela Cepeda 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Chair and Trustee	Since 2008 (Chair since 2021)	Managing Director, PFM Financial Advisors, LLC (Financial Advisory) (2016-December 2019); and formerly, President, A.C. Advisory, Inc. (Financial Advisory) (1995-September 2016)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004-present); and formerly, Director, Fort Dearborn Income Securities (2000-August 2016)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Chairman Emeritus, Congressional Medal of Honor Foundation (2009-present); formerly Treasurer (2009-2016); and Chairman Emeritus, America’s Warrior Partnership (2017-present), formerly, Chairman (2013-2016) and Director (2013-2017)

Eric T. McKissack, CFA® 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1953	Vice Chair and Trustee	Since 2013 (Vice Chair since 2021)	Founder and Chief Executive Officer Emeritus, Channing Capital Management, LLC (Investment Management) (2017-December 2019); and formerly, Chief Executive Officer, Channing Capital Management, LLC (2004-2017)	11	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); and Director, Urban Gateways (1995-present)

Teresa S. Westbrook 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1959	Trustee	Since 2020	CPA/ Partner, Deloitte & Touche LLP (1999-2015)	11	None

INTERESTED TRUSTEE

Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor, New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President	Since April 2017	Head of IAR/GIMA, Morgan Stanley (2011-present); Head of Wealth Advisory Solutions, Morgan Stanley (March 2017-present); and formerly, Head of Manager Solutions, Morgan Stanley (2015-March 2017)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 9th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2014	Managing Director, Morgan Stanley (2017-present); formerly Executive Director, Morgan Stanley (2001-2016); and Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 1633 Broadway, 26th Floor New York, NY 10019 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); and formerly Senior Vice President and Associate General Counsel, PineBridge Investments (2011-2014)

Joseph Signora Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1977	Chief Compliance Officer	Since December 2017	Executive Director, Morgan Stanley (2017-present); formerly, Senior Director, AXA Equitable (2015-2017); Vice President, EQ Advisors Trust (2015-2017); Vice President, AXA Premier VIP Trust (2015-2017); Vice President, 1290 Funds (2015-2017); Vice President, FMG LLC (2015-2017); Deputy Chief Compliance Officer, Emerging Global Advisors (2014-2015); Chief Compliance Officer, EGA Emerging Global Shares Trust (2014-2015); and Chief Compliance Officer, EGA Frontier Diversified Core Fund (2014-2015)

Sara Cetron Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1980	Chief Administrative Officer	Since March 2017	Vice President, Morgan Stanley (2015-present); and formerly Platform Management, Managed Solutions, Barclays Capital Inc. (2008-2015)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Head of Operations and Strategy, Morgan Stanley (2017-present); Head of Portfolio Operations-WMIR, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); and formerly Head of Strategy and Development- Global Investment Solutions, Morgan Stanley (2013-2015)

Zachary Apoian Morgan Stanley 522 Fifth Avenue, New York, NY 10036 Birth Year: 1979	Investment Officer	Since May 2019	Executive Director, Morgan Stanley Wealth Management (2019-present); formerly, Private Wealth Advisor, Morgan Stanley Wealth Management (2017-2019); and Executive Director, Morgan Stanley Wealth Management (2014-2017)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Brian Mulley Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Sukru Saman Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present)

James Totino Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1970	Investment Officer	Since May 2018	Portfolio Specialist, Investment Officer, Morgan Stanley (2018-present); and formerly Investment Officer, Morgan Stanley (2011-2018)

Todd McElduff Morgan Stanley 1633 Broadway, New York, NY 10019 Birth Year: 1977	Anti-Money Laundering (“AML”) Compliance Officer	Since September 2019	Head of Bank & WM AML Advisory, Morgan Stanley (2019-present); formerly, Head of Bank AML Advisory, Morgan Stanley (2017-2019); and Head of GFC US Investigations, Morgan Stanley (2014-2017)

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Head of Consulting Group and Graystone Consulting (2018-present); Managing Director, Director of Consulting Group and Practice Management (2016-2018); Managing Director, Vice Chairman of Wealth Management (2015); and Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-2015)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Steven Ross Morgan Stanley 522 Fifth Avenue, 9th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary Legal Administration Practice of Fund Administration, BBH&Co. (2005-present); Secretary, BBH Trust (2009-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***

The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2020:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	High Yield Fund
Record Date	12/5/2019	12/5/2019	12/5/2019	12/5/2019	Monthly
Payable Date	12/6/2019	12/6/2019	12/6/2019	12/6/2019	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	100.00%	100.00%	96.25%	84.96%	0.00%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	100.00%	100.00%	0.00%	0.00%	0.00%
Foreign Source Income	—	—	99.91%*	100%*	—
Foreign Tax Paid par Share	—	—	0.031961	0.042971	—
Long-term Capital Gain Dividend	0.766960	2.071200	—	—	—

	Core Fixed Income Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Record Date	Monthly	12/5/2019	Monthly	Monthly	Monthly
Payable Date	Monthly	12/6/2019	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	0.00%	0.00%	0.00%	0.00%	0.00%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	0.00%	0.00%	0.00%	0.00%	0.00%
Interest from Tax-Exempt Obligations	—	—	100.00%	—	—
Interest from Federal Obligations	42.00%	—	—	96.08%	13.20%
Long-term Capital Gain Dividend	—	—	0.044060	—	—

	Alternative Strategies Fund
Record Date	12/30/2019
Payable Date	12/30/2019
Ordinary Income:
Qualified Dividend Income for Individuals	14.41%
Dividends Qualifying for the Dividends Received:
Deduction for Corporations	4.19%
Interest from Tax-Exempt Obligations	—
Interest from Federal Obligations	—
Long-term Capital Gain Dividend	0.020613

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters as an attachment to Form N-Port. The Funds’ Forms N-Port are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Port from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/wealth-investmentsolutions/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2020 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:  May 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date:  May 5, 2021

Morgan Stanley Pathway Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Morgan Stanley Pathway Funds

Date:  May 5, 2021